UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$466,000	†,m	Asia Pacific Investment Partners	15.000%	04/23/17	$396
		TOTAL DIVERSIFIED FINANCIALS			396

		TOTAL CORPORATE BONDS			396
		(Cost $466)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	298
		TOTAL U.S. TREASURY SECURITIES			298

		TOTAL GOVERNMENT BONDS			298
		(Cost $302)

		TOTAL BONDS			694
		(Cost $768)

SHARES		COMPANY

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.9%
162,085		Actron Technology Corp			552
337,774		Adient plc			28,370
117,800		Aisan Industry Co Ltd			1,133
909,948		Aisin Seiki Co Ltd			47,975
59,700		Akebono Brake Industry Co Ltd			204
158,718	*	American Axle & Manufacturing Holdings, Inc			2,790
730,899		Apollo Tyres Ltd			2,756
51,670		ARB Corp Ltd			702
20,351		Asahi India Glass Ltd			119
3,582	e	Autoliv, Inc			443
8,461		Autoneum Holding AG.			2,366
126,003		Bajaj Holdings and Investment Ltd			6,001
25,982		Balkrishna Industries Ltd			679
363,658		Bayerische Motoren Werke AG.			36,909
4,932		Bayerische Motoren Werke AG. (Preference)			440
193,327	*	Bharat Forge Ltd			1,746
193,327	m	Bharat Forge Ltd			1,746
717,585		BorgWarner, Inc			36,762
11,311		Bosch Ltd			3,562
263,805		Brembo S.p.A			4,466
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

695,689		Bridgestone Corp	$31,587
3,054,135		Brilliance China Automotive Holdings Ltd	8,159
1,157,563	e	Byd Co Ltd	10,979
22,000		Cayman Engley Industrial Co Ltd	128
72,591		Ceat Ltd	1,909
453,000		Chaowei Power Holdings Ltd	263
1,911,251		Cheng Shin Rubber Industry Co Ltd	3,829
1,902,000	*	China First Capital Group Ltd	764
1,494,000		China Motor Corp	1,319
4,034,057		Chongqing Changan Automobile Co Ltd	5,335
135,778		Cie Automotive S.A.	3,627
180,429		Compagnie Plastic-Omnium S.A.	7,718
65,833		Continental AG.	16,720
102,480	e	Cooper Tire & Rubber Co	3,833
142,400	*	Cooper-Standard Holding, Inc	16,514
26,865		Cub Elecparts, Inc	317
27,400		Daido Metal Co Ltd	245
97,700		Daikyonishikawa Corp	1,574
939,861		Daimler AG. (Registered)	75,024
300,669		Dana Holding Corp	8,407
1,414,084		Delphi Automotive plc	139,146
420,901		Denso Corp	21,302
53,000		Depo Auto Parts Ind Co Ltd	140
182,359	g	Dometic Group AB	1,553
12,508		Dong Ah Tire & Rubber Co Ltd	264
11,951,787		Dongfeng Motor Group Co Ltd	15,860
52,740	*	Dorman Products, Inc	3,777
519,800		Drb-Hicom BHD	201
171,500		Eagle Industry Co Ltd	3,149
6,762	e	EDAG Engineering Group AG.	106
17,142	e	ElringKlinger AG.	319
5,510	g	Endurance Technologies Ltd	84
96,182		Exedy Corp	2,931
358,878		Exide Industries Ltd	1,134
551,347		Faurecia	38,261
23,800		FCC Co Ltd	530
68,882		Ferrari NV	7,622
3,013,562	*	Fiat DaimlerChrysler Automobiles NV	54,007
8,343,178		Ford Motor Co	99,868
58,776		Ford Otomotiv Sanayi AS	752
66,506	*	Fox Factory Holding Corp	2,866
287,936		Fuji Heavy Industries Ltd	10,385
160,997		Futaba Industrial Co Ltd	1,813
588,800	g	Fuyao Glass Industry Group Co Ltd	2,144
7,540,202		Geely Automobile Holdings Ltd	21,412
24,057,000	*,†,m	General Motors Co	0
4,230,271	*,†,m	General Motors Co	0
26,439,191	*,†,m	General Motors Co	0
6,062,000	*,†,m	General Motors Co	0
85,268,000	*,†,e,m	General Motors Co	0
7,950,000	*,†,m	General Motors Co	0
18,507,434	*,†,m	General Motors Co	0
35,983,677	*,†,m	General Motors Co	0
40,684,487	*,†,m	General Motors Co	0
722,689	*,†,e,m	General Motors Co	0
3,458,362		General Motors Co	139,649
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

936,548		Gentex Corp	$18,544
69,370	*	Gentherm, Inc	2,577
1,795,972		GKN plc	8,322
29,046		Global & Yuasa Battery Co Ltd	905
25,000		Global PMX Co Ltd	163
64,461		Goodyear Lastikleri Turk AS.	80
794,566		Goodyear Tire & Rubber Co	26,419
40,307	e	Grammer AG.	2,630
3,183,689	e	Great Wall Motor Co Ltd	3,940
29,100		G-Tekt Corp	601
12,698,861		Guangzhou Automobile Group Co Ltd	29,526
6,304		Halla Holdings Corp	347
49,732		Hanil E-Hwa Co Ltd	453
72,568		Hankook Tire Co Ltd	3,821
187,174		Hanon Systems	2,064
409,013	e	Harley-Davidson, Inc	19,719
95,807		Hero Honda Motors Ltd	5,545
23,000		Hiroca Holdings Ltd	87
1,652,636		Honda Motor Co Ltd	48,820
50,774	*,e	Horizon Global Corp	896
145,990		Hota Industrial Manufacturing Co Ltd	690
55,199		Hu Lane Associate, Inc	311
65,900	*	Hunan Tyen Machinery Co Ltd	36
14,260,000	*,†,e,m	Hybrid Kinetic Group Ltd	178
68,555		Hyundai Mobis	14,394
155,303		Hyundai Motor Co	20,430
34,774		Hyundai Motor Co Ltd (2nd Preference)	3,117
22,468		Hyundai Motor Co Ltd (Preference)	1,839
17,306	e	Hyundai Wia Corp	988
13,000		Indus Motor Co Ltd	213
24,000		Iron Force Industrial Co Ltd	106
398,295		Isuzu Motors Ltd	5,281
432,634		JK Tyre & Industries Ltd	974
134,500		Kasai Kogyo Co Ltd	2,041
78,390		Kayaba Industry Co Ltd	4,744
169,600		Keihin Corp	2,904
925,399		Kenda Rubber Industrial Co Ltd	1,305
269,144		Kia Motors Corp	7,446
70,536		Koito Manufacturing Co Ltd	4,429
258,498	*	Kongsberg Automotive ASA	304
60,559		Kordsa Teknik Tekstil AS.	121
58,515		Korea Autoglass Corp	929
74,634	*	Kumho Tire Co, Inc	390
125,500		Launch Tech Co Ltd	149
46,368		LCI Industries, Inc	5,372
458,730		Lear Corp	79,397
22,694		Leoni AG.	1,506
31,628		Linamar Corp	1,930
26,000		Macauto Industrial Co Ltd	147
639,386	*	Magna International, Inc	34,123
587,848		Mahindra & Mahindra Ltd	11,302
59,035	*	Mahindra CIE Automotive Ltd	217
29,700		Mahle-Metal Leve S.A. Industria e Comercio	187
26,294		Mando Corp	5,859
62,842		Martinrea International, Inc	571
181,655		Maruti Suzuki India Ltd	22,226
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

716,899		Mazda Motor Corp	$10,983
318,962		Metair Investments Ltd	429
42,000		MGI Coutier	1,857
300,929		Michelin (C.G.D.E.) (Class B)	43,906
738,000		Minth Group Ltd	3,878
18,600		Mitsuba Corp	288
562,917		Mitsubishi Motors Corp	4,457
182,244	*	Modine Manufacturing Co	3,508
1,052,894		Motherson Sumi Systems Ltd	5,433
36,384	*	Motorcar Parts of America, Inc	1,072
17,100		Musashi Seimitsu Industry Co Ltd	534
373,949		Nan Kang Rubber Tire Co Ltd	334
123,813		Nexen Tire Corp	1,434
2,377,000		Nexteer Automotive Group Ltd	4,098
916,744		NGK Spark Plug Co Ltd	19,524
530,000		NHK Spring Co Ltd	5,716
130,151		Nifco, Inc	7,952
132,000		Nippon Seiki Co Ltd	2,696
3,463,492		Nissan Motor Co Ltd	34,312
194,541		Nissan Shatai Co Ltd	2,149
24,500	e	Nissin Kogyo Co Ltd	439
118,439		NOK Corp	2,649
339,760		Nokian Renkaat Oyj	15,118
361,200		Pacific Industrial Co Ltd	4,822
2,063,683		Peugeot S.A.	49,126
712,190		Piaggio & C S.p.A.	2,231
16,900		Piolax Inc	479
76,645		Porsche AG.	4,904
80,400		Press Kogyo Co Ltd	440
20,274,607		PT Astra International Tbk	11,903
154,576		Pyeong Hwa Automotive Co Ltd	1,339
7,784,000		Qingling Motors Co Ltd	2,546
298,700		Rassini SAB de C.V.	1,241
1,008,465		Renault S.A.	99,089
19,100		Riken Corp	984
40,295		S&T Daewoo Co Ltd	1,693
123,589		SAF-Holland S.A.	2,513
23,400		Sanden Corp	465
415,920		Sanyang Industry Co Ltd	292
275,554		Schaeffler AG.	4,446
58,296	*	Shiloh Industries, Inc	606
31,700		Showa Corp	390
66,468		SL Corp	1,079
42,932	*,e	Sogefi S.p.A.	261
146,244		Spartan Motors, Inc	1,616
606,900		Sri Trang Agro-Industry PCL (Foreign)	232
32,075	*	Ssangyong Motor Co	145
140,148		Standard Motor Products, Inc	6,762
150,287		Stanley Electric Co Ltd	5,155
95,069	*	Stoneridge, Inc	1,883
542,225		Sumitomo Electric Industries Ltd	8,864
91,673		Sumitomo Rubber Industries, Inc	1,683
32,410		Sundram Fasteners Ltd	219
26,548		Sungwoo Hitech Co Ltd	141
145,408		Superior Industries International, Inc	2,421
342,503		Suzuki Motor Corp	17,976
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

179,865		T RAD Co Ltd	$6,969
18,400		Tachi-S Co Ltd	341
19,400		Taiho Kogyo Co Ltd	295
1,888,105		Tata Motors Ltd	11,636
18,100		Teikoku Piston Ring Co Ltd	608
151,627		Tenneco, Inc	9,199
297,781	*,e	Tesla, Inc	101,573
194,900		Thor Industries, Inc	24,540
103,912		TI Financial Holdings Ltd	897
4,986,000		Tianneng Power International Ltd	5,166
105,713		Tofas Turk Otomobil Fabrik	916
31,863		Tokai Rika Co Ltd	630
23,600		Tokai Rubber Industries, Inc	238
900,699		Tong Yang Industry Co Ltd	1,842
97,000		Topre Corp	2,982
56,079		Tower International, Inc	1,525
62,800		Toyo Tire & Rubber Co Ltd	1,413
50,715		Toyoda Gosei Co Ltd	1,199
190,500		Toyota Boshoku Corp	4,039
194,341		Toyota Industries Corp	11,177
4,619,447		Toyota Motor Corp	275,450
194,000		TS Tech Co Ltd	6,523
40,089		Tung Thih Electronic Co Ltd	263
204,200		Tupy S.A.	1,148
123,679		TVS Motor Co Ltd	1,246
727,000		TYC Brother Industrial Co Ltd	776
421,241	*	UMW Holdings BHD	554
167,300		Unipres Corp	4,655
198,388		Valeo S.A.	14,721
218,514	*	Visteon Corp	27,045
53,564		Volkswagen AG.	9,060
24,314		Volkswagen AG. (Preference)	3,969
40,878	*	VOXX International Corp (Class A)	350
7,278		WABCO India Ltd	667
116,461		Winnebago Industries, Inc	5,212
4,178,247		Xingda International Holdings Ltd	1,575
11,020,785		Xinyi Glass Holdings Co Ltd	10,923
2,480,000	g	Yadea Group Holdings Ltd	925
138,972		Yamaha Motor Co Ltd	4,160
32,600		Yokohama Rubber Co Ltd	672
200,600		Yorozu Corp	4,293
683,187		Yulon Motor Co Ltd	585
174,000		Zhejiang Shibao Co Ltd	66
		TOTAL AUTOMOBILES & COMPONENTS	2,331,597

BANKS - 9.0%
30,208		1st Source Corp	1,535
194,207		77 Bank Ltd	4,807
35,344		Aareal Bank AG.	1,498
1,511,405	g	ABN AMRO Group NV (ADR)	45,258
4,240,502		Abu Dhabi Commercial Bank PJSC	8,211
27,078	e	Access National Corp	776
13,102		ACNB Corp	363
76,681,649		Agricultural Bank of China	34,518
13,200		Aichi Bank Ltd	805
5,074,269		Akbank TAS	13,391
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,700		Akita Bank Ltd	$871
1,328,382		Albaraka Turk Katilim Bankasi AS	525
644,667	*	Aldermore Group plc	1,992
80,503	*	Alior Bank S.A.	1,511
119,504	*	Allahabad Bank	120
22,880	*	Allegiance Bancshares, Inc	842
988,056		Alliance Financial Group BHD	913
9,283,570	e	Allied Irish Banks plc	55,794
1,421,236	*	Alpha Bank AE	2,817
315,270	*,†,m	Amagerbanken AS	0
16,396		American National Bankshares, Inc	676
68,741		Ameris Bancorp	3,300
17,001	e	Ames National Corp	507
468,565	*	Amlak Finance PJSC	135
3,334,138		AMMB Holdings BHD	3,447
373,488		Andhra Bank	321
12,300		Aomori Bank Ltd	430
183,366		Aozora Bank Ltd	6,981
26,922		Arrow Financial Corp	925
5,744	*,e	ASB Bancorp, Inc	259
1,404,700		Ashikaga Holdings Co Ltd	5,435
138,128		Associated Banc-Corp	3,350
177,903		Astoria Financial Corp	3,825
37,645	*	Atlantic Capital Bancshares, Inc	683
1,970,718		Australia & New Zealand Banking Group Ltd	45,905
109,721		Awa Bank Ltd	724
1,633,620		Axis Bank Ltd	12,754
83,200	e	Banc of California, Inc	1,726
413,715	*,e	Banca Carige S.p.A	113
36,196,221		Banca Intesa S.p.A.	128,146
3,120,123		Banca Intesa S.p.A. RSP	10,339
21,184	*,†,m	Banca Monte dei Paschi di Siena S.p.A	283
1,990,059		Banca Popolare dell'Emilia Romagna Scrl	11,924
280,386		Banca Popolare di Sondrio SCARL	1,208
31,702		Bancfirst Corp	1,799
655,264		Banche Popolari Unite Scpa	3,405
628,062		Banco ABC Brasil S.A.	3,498
22,522	*	Banco ABC Brasil S.A. (ADR)	123
3,352,336		Banco Bilbao Vizcaya Argentaria S.A.	29,971
1,002,053		Banco BPM S.p.A	4,168
1,503,157	*	Banco Bradesco S.A.	15,852
4,198,202	*	Banco Bradesco S.A. (Preference)	46,460
7,239,653	*	Banco Comercial Portugues S.A.	2,101
21,896,964		Banco de Chile	3,340
75,148		Banco de Credito e Inversiones	4,753
1,745,540		Banco de Oro Universal Bank	4,496
1,057,589		Banco de Sabadell S.A.	2,211
1,436,232		Banco do Brasil S.A.	15,826
618,100		Banco do Estado do Rio Grande do Sul	3,443
16,063,377	*,†,m	Banco Espirito Santo S.A.	190
58,200	*,†,m	Banco Industrial e Comercial S.A.	153
5,285,365		Banco Itau Holding Financeira S.A.	72,343
58,194		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,713
1,306,548		Banco Santander Brasil S.A.	11,402
66,213,916		Banco Santander Chile S.A.	4,923
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,132,469		Banco Santander S.A.	$175,798
572,747	*	BanColombia S.A.	6,385
1,004,655		BanColombia S.A. (Preference)	11,557
242,010		Bancorpsouth, Inc	7,756
175,400		Bangkok Bank PCL (ADR)	982
226,200		Bangkok Bank PCL (Foreign)	1,325
22,652		Bank Handlowy w Warszawie S.A.	429
1,890,606		Bank Hapoalim Ltd	13,230
2,172,056		Bank Leumi Le-Israel	11,543
478,306	*	Bank Millennium S.A.	920
102,431		Bank Mutual Corp	1,040
43,315,049		Bank of America Corp	1,097,603
123,216,472		Bank of China Ltd	61,204
1,034,500	e	Bank of Chongqing Co Ltd	844
31,763		Bank of Commerce Holdings	365
22,167,946		Bank of Communications Co Ltd	16,272
1,055,011	e	Bank of East Asia Ltd	4,573
107,333		Bank of Georgia Holdings plc	4,687
70,504		Bank of Hawaii Corp	5,877
3,099,727	*	Bank of Ireland Group plc	25,389
9,300		Bank of Iwate Ltd	376
516,000		Bank of Kaohsiung	158
576,797	e	Bank of Kyoto Ltd	29,359
11,334		Bank of Marin Bancorp	776
919,847	*	Bank of Montreal	69,614
7,899	e	Bank of Nagoya Ltd	311
1,759,290		Bank of Nova Scotia	113,080
380,845		Bank of NT Butterfield & Son Ltd	13,954
64,100		Bank of Okinawa Ltd	2,581
256,212		Bank of Queensland Ltd	2,615
23,154		Bank of Saga Ltd	560
258,209		Bank of the Ozarks, Inc	12,407
1,048,109		Bank of the Philippine Islands	2,052
140,900		Bank of the Ryukyus Ltd	2,182
150,560		Bank Pekao S.A.	5,287
10,913,771		Bank Rakyat Indonesia	12,391
31,487		Bank Zachodni WBK S.A.	3,017
59,077		BankFinancial Corp	939
764,487		Bankia S.A.	3,691
279,408		Bankinter S.A.	2,646
199,489		BankUnited	7,096
13,026		Bankwell Financial Group, Inc	481
97,944		Banner Corp	6,002
2,195		Banque Cantonale Vaudoise	1,632
503,500		Banregio Grupo Financiero SAB de C.V.	2,998
27,721		Bar Harbor Bankshares	869
918,083		Barclays Africa Group Ltd	9,423
18,557,629		Barclays plc	48,120
1,322,494		BB&T Corp	62,078
358,820	e	BBVA Banco Frances S.A. (ADR)	7,316
19,468	e	BCB Bancorp, Inc	272
45,685		Bear State Financial, Inc	469
358,111		Bendigo Bank Ltd	3,270
358,212		Beneficial Bancorp, Inc	5,946
300,551		Berkshire Hills Bancorp, Inc	11,646
85,295		Blue Hills Bancorp, Inc	1,638
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,574,421		BNP Paribas	$127,018
4,517,616		BOC Hong Kong Holdings Ltd	22,005
115,492	*,e	BofI Holding, Inc	3,288
27,596		BOK Financial Corp	2,458
157,876		Boston Private Financial Holdings, Inc	2,613
12,372	*	BRE Bank S.A.	1,422
34,118		Bridge Bancorp, Inc	1,158
299,910		Brookline Bancorp, Inc	4,649
31,325	e	Bryn Mawr Bank Corp	1,372
812,427		BS Financial Group, Inc	7,105
16,879	*	BSB Bancorp, Inc	506
4,509,859		Bumiputra-Commerce Holdings BHD	6,737
20,439	*	Byline Bancorp, Inc	435
7,137		C&F Financial Corp	393
110,407	*	Cadence BanCorp	2,531
7,855,852		CaixaBank S.A.	39,432
4,905		California First National Bancorp	89
28,525		Camden National Corp	1,245
3,322		Can Fin Homes Ltd	135
461,967		Canadian Imperial Bank of Commerce/Canada	40,419
95,450	e	Canadian Western Bank	2,579
229,966		Canara Bank	1,087
55,515	e	Capital Bank Financial Corp	2,279
31,505		Capital City Bank Group, Inc	756
34,553		Capitec Bank Holdings Ltd	2,192
246,971		Capitol Federal Financial	3,630
16,471	*,e	Capstar Financial Holdings, Inc	323
25,696		Carolina Financial Corp	922
323,696		Cathay General Bancorp	13,013
275,764		Centerstate Banks of Florida, Inc	7,390
224,079		Central Pacific Financial Corp	7,211
20,207		Central Valley Community Bancorp	451
6,324		Century Bancorp, Inc	507
4,807,885		Chang Hwa Commercial Bank	2,603
48,428		Charter Financial Corp	897
258,199		Chemical Financial Corp	13,493
6,865		Chemung Financial Corp	323
2,258,666		Chiba Bank Ltd	16,175
120,000		Chiba Kogyo Bank Ltd	634
8,569,481		China Citic Bank	5,470
137,835,748		China Construction Bank	115,155
13,159,861		China Development Financial Holding Corp	3,956
3,715,685		China Everbright Bank Co Ltd	1,721
3,368,896		China Merchants Bank Co Ltd	11,929
5,802,310	e	China Minsheng Banking Corp Ltd	5,344
42,717,781		Chinatrust Financial Holding Co	26,814
279,000		Chong Hing Bank Ltd	570
11,703,584		Chongqing Rural Commercial Bank	7,451
29,605		Chugoku Bank Ltd	406
4,900		Chukyo Bank Ltd	102
374,277		CIT Group, Inc	18,358
9,332,346		Citigroup, Inc	678,835
26,720		Citizens & Northern Corp	656
4,177,979		Citizens Financial Group, Inc	158,220
28,786		City Holding Co	2,070
19,231	e	Civista Bancshares, Inc	430
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,212		Clifton Bancorp, Inc	$756
29,763		CNB Financial Corp	813
71,952		CoBiz, Inc	1,413
17,785		Codorus Valley Bancorp, Inc	546
21,436	*,e	Collector AB	247
111,904		Columbia Banking System, Inc	4,712
22,650		Comdirect Bank AG.	308
1,920,628		Comerica, Inc	146,467
88,905		Commerce Bancshares, Inc	5,136
13,516	e	Commerce Union Bancshares, Inc	313
183,716		Commercial Bank of Qatar QSC	1,470
1,376,689		Commercial International Bank	6,366
3,304,870	*	Commerzbank AG.	45,070
1,489,849		Commonwealth Bank of Australia	88,219
94,064		Community Bank System, Inc	5,197
41,745	*,e	Community Bankers Trust Corp	384
7,973		Community Financial Corp	282
28,210		Community Trust Bancorp, Inc	1,312
1,065,929		Concordia Financial Group Ltd	5,272
103,915		ConnectOne Bancorp, Inc	2,556
869,920,206		Corpbanca S.A.	8,187
10,353		County Bancorp, Inc	311
58,941		Credicorp Ltd (NY)	12,084
4,518,680		Credit Agricole S.A.	82,259
61,168		Credito Emiliano S.p.A.	550
67,673	e	Credito Valtellinese SC	325
49,548	*	CU Bancorp	1,921
43,451		Cullen/Frost Bankers, Inc	4,124
199,072	*	Customers Bancorp, Inc	6,494
199,082		CVB Financial Corp	4,812
747,160	*	CYBG plc	3,045
5,646,074	*,†,m	Cyprus Popular Bank Public Co Ltd	67
1,296,027		Dah Sing Banking Group Ltd	2,852
492,308		Dah Sing Financial Holdings Ltd	3,352
16,700		Daishi Bank Ltd	788
1,174,625		Danske Bank AS	47,071
5,006,776		DBS Group Holdings Ltd	77,075
422,637	g	Deutsche Pfandbriefbank AG.	6,335
111,925		Development Credit Bank Ltd	312
394,007		Dewan Housing Finance Corp Ltd	3,322
149,219		DGB Financial Group Co Ltd	1,370
63,405		Dime Community Bancshares	1,363
5,584		DNB Financial Corp	197
988,514		DNB NOR Holding ASA	19,958
56,602		Doha Bank QSC	451
3,407,924		Dubai Islamic Bank PJSC	5,618
9,195,093		E.Sun Financial Holding Co Ltd	5,495
122,881	*	Eagle Bancorp, Inc	8,239
539,527		East West Bancorp, Inc	32,253
45,500	e	Ehime Bank Ltd	585
86,000		Eighteenth Bank Ltd	210
10,715	*,e	Entegra Financial Corp	267
19,187		Enterprise Bancorp, Inc	697
108,710		Enterprise Financial Services Corp	4,604
7,424	e	Equitable Group, Inc	333
19,171	*	Equity Bancshares, Inc	682
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,099,977		Erste Bank der Oesterreichischen Sparkassen AG.	$47,525
15,983		ESSA Bancorp, Inc	251
465,973	*	Essent Group Ltd	18,872
1,683,368	*	Eurobank Ergasias S.A.	1,496
8,838		Evans Bancorp, Inc	382
1,577,188		Far Eastern International Bank	492
17,610	e	Farmers & Merchants Bancorp, Inc	642
15,235		Farmers Capital Bank Corp	641
49,451		Farmers National Banc Corp	744
23,087	*	FB Financial Corp	871
67,534	*	FCB Financial Holdings, Inc	3,262
45,238		Federal Agricultural Mortgage Corp (Class C)	3,291
874,375		Federal Bank Ltd	1,512
63,274		Fidelity Southern Corp	1,496
719,085		Fifth Third Bancorp	20,120
32,290		Financial Institutions, Inc	930
1,114,439		FinecoBank Banca Fineco S.p.A	9,895
46,221		First Bancorp (NC)	1,590
1,354,941	*	First Bancorp (Puerto Rico)	6,937
23,216		First Bancorp, Inc	704
17,012	e	First Bancshares, Inc	513
97,319		First Busey Corp	3,052
18,340		First Business Financial Services, Inc	417
14,322		First Citizens Bancshares, Inc (Class A)	5,355
328,252		First Commonwealth Financial Corp	4,638
32,712		First Community Bancshares, Inc	952
29,093		First Connecticut Bancorp	778
18,434		First Defiance Financial Corp	968
209,710		First Financial Bancorp	5,484
121,913	e	First Financial Bankshares, Inc	5,510
25,059		First Financial Corp	1,193
8,193,568		First Financial Holding Co Ltd	5,262
14,872		First Financial Northwest, Inc	253
85,633	*	First Foundation, Inc	1,532
8,056	e	First Guaranty Bancshares, Inc	217
132,641		First Hawaiian, Inc	4,018
208,414	e	First Horizon National Corp	3,991
120,187		First International Bank Of Israel Ltd	2,244
12,729		First Internet Bancorp	411
119,444		First Interstate Bancsystem, Inc	4,569
152,458		First Merchants Corp	6,545
19,163		First Mid-Illinois Bancshares, Inc	736
382,554		First Midwest Bancorp, Inc	8,959
11,261	e	First National Financial Corp	239
24,149	*	First Northwest Bancorp	413
63,119		First of Long Island Corp	1,922
261,483		First Republic Bank	27,315
119,672	*	Flagstar Bancorp, Inc	4,246
59,316		Flushing Financial Corp	1,763
9,800	e	FNB Bancorp	332
849,490		FNB Corp	11,918
38,986	*	Franklin Financial Network, Inc	1,390
881,912		Fukuoka Financial Group, Inc	4,079
331,183		Fulton Financial Corp	6,210
226,108	e	Genworth MI Canada, Inc	6,710
156,135		Genworth Mortgage Insurance Australia Ltd	342
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

39,069		German American Bancorp, Inc	$1,486
322,985	*	Get Bank S.A.	128
294,482		Glacier Bancorp, Inc	11,120
20,184		Great Southern Bancorp, Inc	1,123
241,627		Great Western Bancorp, Inc	9,974
154,855	*	Green Bancorp, Inc	3,662
6,503	e	Greene County Bancorp, Inc	195
87,695		Gruh Finance Ltd	661
3,634,460		Grupo Aval Acciones y Valores	1,646
3,099,968		Grupo Financiero Banorte S.A. de C.V.	21,378
351,204		Grupo Financiero Galicia S.A. (ADR) (Class B)	18,101
4,060,665		Grupo Financiero Inbursa S.A.	7,428
195,100		Grupo Financiero Interacciones S.A. de C.V.	1,167
1,619,974		Grupo Financiero Santander Mexico SAB de C.V.	3,289
148,000	e	Grupo Supervielle S.A. (ADR)	3,654
44,775		Guaranty Bancorp	1,245
3,990		Guaranty Bancshares, Inc	128
502,683		Gunma Bank Ltd	3,114
749,900		Habib Bank Ltd	1,286
594,216		Hachijuni Bank Ltd	3,718
286,438		Hana Financial Group, Inc	11,883
162,085		Hancock Holding Co	7,853
847,488		Hang Seng Bank Ltd	20,719
125,023		Hanmi Financial Corp	3,869
27,137	*	HarborOne Bancorp, Inc	510
61,364		HDFC Bank Ltd	1,699
50,661		Heartland Financial USA, Inc	2,503
114,695		Heritage Commerce Corp	1,632
65,120		Heritage Financial Corp	1,921
413,154		Hilltop Holdings, Inc	10,742
2,771		Hingham Institution for Savings	527
40,824		Hiroshima Bank Ltd	331
13,600		Hokkoku Bank Ltd	596
39,000		Hokuetsu Bank Ltd	888
86,200		Hokuhoku Financial Group, Inc	1,387
12,477		Home Bancorp, Inc	522
436,006		Home Bancshares, Inc	10,996
43,759		Home Capital Group, Inc	487
46,047	*	HomeStreet, Inc	1,243
53,396	*	HomeTrust Bancshares, Inc	1,370
702,716		Hong Leong Bank BHD	2,639
105,820		Hong Leong Credit BHD	417
395,150		Hope Bancorp, Inc	6,998
63,127		Horizon Bancorp	1,841
2,069,140		Housing Development Finance Corp	55,232
16,698	*,e	Howard Bancorp, Inc	349
9,794,585		HSBC Holdings plc	96,828
7,107,975		Hua Nan Financial Holdings Co Ltd	3,860
9,792,769		Huntington Bancshares, Inc	136,707
139,692		Hyakugo Bank Ltd	625
134,000		Hyakujushi Bank Ltd	465
248,358		IBERIABANK Corp	20,403
3,465,532		ICICI Bank Ltd	14,700
775,243		ICICI Bank Ltd (ADR)	6,636
1,152,644		IDFC Bank Ltd	996
20,351	*,e	Impac Mortgage Holdings, Inc	266
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

69,299		Independent Bank Corp (MA)	$5,173
37,338		Independent Bank Corp (MI)	846
33,772		Independent Bank Group, Inc	2,036
133,482,549		Industrial & Commercial Bank of China	99,779
315,460		Industrial Bank of Korea	3,977
16,890,326		ING Groep NV	311,328
107,218		International Bancshares Corp	4,299
16,485	e	Investar Holding Corp	397
1,053,945		Investors Bancorp, Inc	14,376
541,290	*,†,m	Irish Bank Resolution Corp Ltd	0
720,388	*	Israel Discount Bank Ltd	1,817
163,200		Iyo Bank Ltd	1,322
152,581		Jammu & Kashmir Bank Ltd	172
647,091		Japan Post Bank Co Ltd	7,997
79,909		JB Financial Group Co Ltd	419
346,300		Jimoto Holdings Inc	640
13,383,803		JPMorgan Chase & Co	1,278,287
20,056		Juroku Bank Ltd	660
41,071		Jyske Bank	2,374
106,100		Kansai Urban Banking Corp	1,320
155,400		Kanto Tsukuba Bank Ltd	521
854,980		Karnataka Bank Ltd	1,856
480,470		Karur Vysya Bank Ltd	1,062
950,600		Kasikornbank PCL - NVDR	5,912
1,541,297		Kasikornbank PCL (Foreign)	9,904
745,213		KB Financial Group, Inc	36,664
397,573		KBC Groep NV	33,730
398,132		Kearny Financial Corp	6,111
768,000		Keiyo Bank Ltd	3,567
1,812,602		Keycorp	34,113
1,783,232		Kiatnakin Bank PCL (Foreign)	3,734
1,485,000		King's Town Bank	1,569
46,000		Kiyo Bank Ltd	773
21,465		KJB Financial Group Co Ltd	228
112,034		Komercni Banka AS	4,893
2,576,924		Krung Thai Bank PCL (Foreign)	1,455
512,600		Kyushu Financial Group, Inc	3,156
83,465		Lakeland Bancorp, Inc	1,703
45,005		Lakeland Financial Corp	2,193
33,957		Laurentian Bank of Canada	1,641
19,634	e	LCNB Corp	411
276,363		LegacyTexas Financial Group, Inc	11,032
18,213	*,e	LendingTree, Inc	4,452
868,728		LH Financial Group PCL	47
266,252	*	Liberbank S.A.	246
228,923		LIC Housing Finance Ltd	2,203
38,104	e	Live Oak Bancshares, Inc	894
26,013,109		Lloyds TSB Group plc	23,640
135,033		M&T Bank Corp	21,746
62,599		Macatawa Bank Corp	642
73,145		MainSource Financial Group, Inc	2,623
4,747,832		Malayan Banking BHD	10,723
790,637		Malaysia Building Society	212
12,249	*,e	Malvern Bancorp, Inc	328
329,769		Masraf Al Rayan	3,361
155,453		MB Financial, Inc	6,998
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,748		MBT Financial Corp	$446
59,900		MCB Bank Ltd	119
7,233,923		Mediobanca S.p.A.	77,739
11,432,734		Mega Financial Holding Co Ltd	8,949
31,065		Mercantile Bank Corp	1,084
282,219		Meridian Bancorp, Inc	5,263
52,517		Meta Financial Group, Inc	4,117
46,342	*,e	Metro Bank plc	2,100
3,784,627		Metropolitan Bank & Trust	6,451
1,074,041	*	MGIC Investment Corp	13,458
5,102	e	Middlefield Banc Corp	235
31,140		Midland States Bancorp, Inc	987
18,411	e	Midsouth Bancorp, Inc	222
22,874		MidWestOne Financial Group, Inc	772
21,100		Mie Bank Ltd	494
17,000	e	Minato Bank Ltd	309
17,309,829		Mitsubishi UFJ Financial Group, Inc	112,546
220,346		Mitsui Trust Holdings, Inc	7,960
10,400		Miyazaki Bank Ltd	377
99,663		Mizrahi Tefahot Bank Ltd	1,787
19,131,463		Mizuho Financial Group, Inc	33,538
3,158,456	g	Moneta Money Bank AS.	11,121
17,368		Musashino Bank Ltd	517
12,482		MutualFirst Financial, Inc	480
90,492		Nanto Bank Ltd	2,543
2,112,329		National Australia Bank Ltd	52,371
170,558		National Bank Holdings Corp	6,087
1,323,793		National Bank of Abu Dhabi PJSC	3,677
567,714		National Bank of Canada	27,322
4,986,515	*	National Bank of Greece S.A.	1,701
14,764	e	National Bankshares, Inc	664
36,965	*	National Commerce Corp	1,582
175,736	*,e	Nationstar Mortgage Holdings, Inc	3,263
88,731		NBT Bancorp, Inc	3,258
204,151		Nedbank Group Ltd	3,055
470,587		New York Community Bancorp, Inc	6,066
16,129	*	Nicolet Bankshares, Inc	928
334,860		Nishi-Nippon Financial Holdings, Inc	3,668
235,229	*	NMI Holdings, Inc	2,917
3,500,340	g	Nordax Group AB	20,628
1,683,411		Nordea Bank AB	22,856
225,200		North Pacific Bank Ltd	713
12,708		Northeast Bancorp	332
80,990		Northfield Bancorp, Inc	1,405
14,910		Northrim BanCorp, Inc	521
190,627		Northwest Bancshares, Inc	3,292
170,981	*	Norwegian Finans Holding ASA	1,943
11,811	e	Norwood Financial Corp	360
58,600		OceanFirst Financial Corp	1,611
1,990	e	Oconee Federal Financial Corp	56
735	*,e	Ocwen Financial Corp	3
79,243		OFG Bancorp	725
24,100		Ogaki Kyoritsu Bank Ltd	675
7,805	e	Ohio Valley Banc Corp	284
10,800		Oita Bank Ltd	448
17,519		Old Line Bancshares, Inc	491
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

257,367		Old National Bancorp	$4,710
6,817	e	Old Point Financial Corp	221
59,285		Old Second Bancorp, Inc	797
542,420		OneSavings Bank plc	2,930
41,284		Opus Bank	991
56,324		Oriental Bank of Commerce	103
74,048		Oritani Financial Corp	1,244
15,620		Orrstown Financial Services, Inc	389
344,523		OTP Bank	12,934
4,062,364		Oversea-Chinese Banking Corp	33,499
41,468		Pacific Continental Corp	1,118
32,254	*	Pacific Mercantile Bancorp	295
182,418	*	Pacific Premier Bancorp, Inc	6,886
284,661		PacWest Bancorp	14,378
7,908	*	Paragon Commercial Corp	446
193,174		Paragon Group of Cos plc	1,138
25,727		Park National Corp	2,778
242,466		Park Sterling Bank	3,011
10,677	e	Parke Bancorp, Inc	237
31,266	*,e	PCSB Financial Corp	590
57,722		Peapack Gladstone Financial Corp	1,948
9,151		Penns Woods Bancorp, Inc	425
31,382	*,e	PennyMac Financial Services, Inc	559
8,580	e	Peoples Bancorp of North Carolina, Inc	306
45,883		Peoples Bancorp, Inc	1,541
13,886	e	Peoples Financial Services Corp	664
360,276		People's United Financial, Inc	6,535
26,234		People's Utah Bancorp	851
4,181,551	*	Permanent TSB Group Holdings plc	9,143
448,462	*	PHH Corp	6,247
3,000,000		Philippine National Bank	3,493
179,040		Pinnacle Financial Partners, Inc	11,987
664,076	*	Piraeus Bank S.A.	2,288
2,090,623		PNC Financial Services Group, Inc	281,753
277,376		Popular, Inc	9,969
956,459		Powszechna Kasa Oszczednosci Bank Polski S.A.	9,272
68,991		Preferred Bank	4,164
20,472		Premier Financial Bancorp, Inc	446
145,066		Prosperity Bancshares, Inc	9,535
9,469	*	Provident Bancorp, Inc	219
12,653		Provident Financial Holdings, Inc	248
224,928		Provident Financial Services, Inc	5,999
16,058	e	Prudential Bancorp, Inc	298
61,911,900		PT Bank Bukopin Tbk	2,576
8,215,274		PT Bank Central Asia Tbk	12,388
3,220,357		PT Bank Danamon Indonesia Tbk	1,244
8,594,900		PT Bank Jabar Banten Tbk	1,659
18,298,560		PT Bank Mandiri Persero Tbk	9,144
8,148,819		PT Bank Negara Indonesia	4,481
44,500,000	*	PT Bank Pan Indonesia Tbk	3,769
42,918,500		PT Bank Pembangunan Daerah Jawa Timur Tbk	2,233
12,002,494		PT Bank Tabungan Negara Tbk	2,811
3,168,984		Public Bank BHD	15,346
129,237	*	Qatar First Bank	254
50,838		Qatar Islamic Bank SAQ	1,272
234,678		Qatar National Bank	7,865
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,208		QCR Holdings, Inc	$1,738
812,933		Radian Group, Inc	15,194
83,133	*	Raiffeisen International Bank Holding AG.	2,786
54,573	g	RBL Bank Ltd	425
1,991,332		Regions Financial Corp	30,328
83,048		Renasant Corp	3,563
21,329		Republic Bancorp, Inc (Class A)	829
89,169	*,e	Republic First Bancorp, Inc	825
1,466,694		Resona Holdings, Inc	7,541
661,802		RHB Capital BHD	789
46,614		Riverview Bancorp, Inc	392
76,840		Rizal Commercial Banking Corp	75
5,200	*,†,m	Roskilde Bank	0
1,888,331	*	Royal Bank of Canada	146,103
3,353,333	*	Royal Bank of Scotland Group plc	12,071
65,348		S&T Bancorp, Inc	2,586
85,018		Sandy Spring Bancorp, Inc	3,523
87,100		San-In Godo Bank Ltd	755
5,084,026		Sberbank of Russian Federation (ADR)	72,496
75,429	*	Seacoast Banking Corp of Florida	1,802
156,480		Security Bank Corp	750
144,180		Senshu Ikeda Holdings, Inc	555
89,726		ServisFirst Bancshares, Inc	3,486
377,793	e	Seven Bank Ltd	1,365
273,000		Shiga Bank Ltd	1,519
70,400		Shikoku Bank Ltd	1,066
1,014,387		Shinhan Financial Group Co Ltd	44,834
1,697,658		Shinsei Bank Ltd	27,208
306,400		Shizuoka Bank Ltd	2,757
32,399		Shore Bancshares, Inc	539
22,544		SI Financial Group, Inc	337
2,011,917		Siam Commercial Bank PCL (Foreign)	9,230
26,533		Sierra Bancorp	720
159,277	*	Signature Bank	20,394
57,873		Simmons First National Corp (Class A)	3,351
10,807,666		SinoPac Financial Holdings Co Ltd	3,239
54,663	g	Skandiabanken ASA	606
1,346,238		Skandinaviska Enskilda Banken AB (Class A)	17,761
14,216	*	SmartFinancial, Inc	342
1,686,970		Societe Generale	98,859
2,578,170		South Indian Bank Ltd	1,115
57,852		South State Corp	5,210
13,722	*	Southern First Bancshares, Inc	499
12,669		Southern Missouri Bancorp, Inc	462
38,472		Southern National Bancorp of Virginia, Inc	654
51,719		Southside Bancshares, Inc	1,881
70,298		Southwest Bancorp, Inc	1,937
160,105		Spar Nord Bank A/s	1,996
235,231		Sparebanken Midt-Norge	2,404
287,695		Sparebanken Nord-Norge	2,233
2,592		St Galler Kantonalbank	1,194
2,033,112	e	Standard Bank Group Ltd	23,719
1,155,831	*	Standard Chartered plc	11,493
70,225		State Bank & Trust Co	2,012
1,788,730		State Bank of India	6,966
630,937		Sterling Bancorp/DE	15,553
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,919		Stock Yards Bancorp, Inc	$1,897
2,502,212		Sumitomo Mitsui Financial Group, Inc	96,183
26,246	e	Summit Financial Group, Inc	673
22,275		Sun Bancorp, Inc	554
13,525	*	Sunshine Bancorp, Inc	314
3,619,469		SunTrust Banks, Inc	216,336
133,990		Suruga Bank Ltd	2,891
93,921	*	SVB Financial Group	17,572
306,930		Svenska Handelsbanken AB	4,637
604,749		Swedbank AB (A Shares)	16,746
163,418		Sydbank AS	6,797
50,584	*	Syndicate Bank	48
253,628		Synovus Financial Corp	11,682
2,382,769		Taichung Commercial Bank	759
9,515,620		Taishin Financial Holdings Co Ltd	4,101
2,972,669		Taiwan Business Bank	810
8,641,005		Taiwan Cooperative Financial Holding	4,464
386,526		TCF Financial Corp	6,586
328,197		TCS Group Holding plc (ADR)	5,399
16,757		Territorial Bancorp, Inc	529
95,799	*	Texas Capital Bancshares, Inc	8,220
238,482		TFS Financial Corp	3,847
3,004,000		Thanachart Capital PCL	4,395
201,932	*	The Bancorp, Inc	1,670
121,115		Timbercreek Financial Corp	908
11,255		Timberland Bancorp, Inc	353
2,559,980		Tisco Bank PCL	5,917
10,264,187		TMB Bank PCL (Foreign)	776
74,700		Tochigi Bank Ltd	319
121,000		Toho Bank Ltd	455
16,093		Tokyo TY Financial Group, Inc	412
254,300		Tomony Holdings, Inc	1,152
27,589		Tompkins Trustco, Inc	2,377
2,716,113		Toronto-Dominion Bank	152,921
40,600		Towa Bank Ltd	435
108,764		TowneBank	3,644
76,606		Trico Bancshares	3,122
44,711	*	Tristate Capital Holdings, Inc	1,024
59,594	*	Triumph Bancorp, Inc	1,922
357,966		Trustco Bank Corp NY	3,186
130,483		Trustmark Corp	4,322
3,765,862		Turkiye Garanti Bankasi AS	10,232
517,367		Turkiye Halk Bankasi AS	1,760
2,416,490		Turkiye Is Bankasi (Series C)	4,598
3,908,714		Turkiye Sinai Kalkinma Bankasi AS	1,525
631,503		Turkiye Vakiflar Bankasi Tao	1,112
14,694	e	Two River Bancorp	291
104,662		UMB Financial Corp	7,796
483,574		Umpqua Holdings Corp	9,435
5,991,571	*	UniCredit S.p.A	127,858
399,294		Union Bank of India	776
159,444		Union Bankshares Corp	5,628
8,617	e	Union Bankshares, Inc	417
64,900		United Bank Ltd	117
208,456		United Bankshares, Inc	7,744
317,659		United Community Banks, Inc	9,066
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

115,068		United Community Financial Corp	$1,105
156,598		United Financial Bancorp, Inc (New)	2,864
1,993,872		United Overseas Bank Ltd	34,625
25,564	e	United Security Bancshares	243
14,747	e	Unity Bancorp, Inc	292
48,649		Univest Corp of Pennsylvania	1,557
2,983,156		US Bancorp	159,867
13,922		Valiant Holding	1,512
1,141,721		Valley National Bancorp	13,758
27,905	*	Veritex Holdings, Inc	752
463,878		Vijaya Bank	390
1,492,750		Virgin Money Holdings UK plc	5,734
5,333,433		VTB Bank OJSC (GDR)	11,485
219,779	*	Walker & Dunlop, Inc	11,501
171,985		Washington Federal, Inc	5,787
31,834		Washington Trust Bancorp, Inc	1,823
21,488		WashingtonFirst Bankshares, Inc	765
79,136		Waterstone Financial, Inc	1,543
98,193		Webster Financial Corp	5,160
12,657,439		Wells Fargo & Co	698,058
80,414		WesBanco, Inc	3,299
40,052		West Bancorporation, Inc	977
48,746	e	Westamerica Bancorporation	2,902
390,791	*	Western Alliance Bancorp	20,743
55,201		Western New England Bancorp, Inc	602
3,589,126		Westpac Banking Corp	90,279
227,744		Wintrust Financial Corp	17,835
380,204	*,e	WMIH Corp	361
1,161,623		Woori Bank	18,135
127,369		WSFS Financial Corp	6,209
10,097	*	Xenith Bankshares, Inc	328
18,000	e	Yamagata Bank Ltd	418
246,492		Yamaguchi Financial Group, Inc	2,887
84,000		Yamanashi Chuo Bank Ltd	354
4,054,471	*	Yapi ve Kredi Bankasi	4,919
2,417,575		Yes Bank Ltd	12,978
2,598,677		Zions Bancorporation	122,606
		TOTAL BANKS	11,016,960

CAPITAL GOODS - 8.3%
2,541,629		3M Co	533,488
376,802		A.O. Smith Corp	22,393
61,428		Aalberts Industries NV	2,969
79,333		Aaon, Inc	2,735
61,910		AAR Corp	2,339
1,380,651		ABB Ltd	34,141
3,242,689	*,e	Abengoa S.A.	123
1,883,817		Aboitiz Equity Ventures, Inc	2,719
280,000		AcBel Polytech, Inc	214
354,912		ACS Actividades Construccion y Servicios S.A.	13,166
113,392		Actuant Corp (Class A)	2,903
19,316	e	Acuity Brands, Inc	3,308
612,670		Adani Enterprises Ltd	1,093
920,600	e	Advan Co Ltd	8,020
66,495		Advanced Drainage Systems, Inc	1,347
336,680	*	Aecom Technology Corp	12,393
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

34,589		Aecon Group, Inc	$487
65,015	*	Aegion Corp	1,514
472,309	*	AerCap Holdings NV	24,140
202,902	*	Aerojet Rocketdyne Holdings, Inc	7,104
39,264	*	Aerovironment, Inc	2,125
21,146	*,e	AFG Arbonia-Forster Hldg	378
9,886		AG Growth International Inc	422
962,648		AGCO Corp	71,015
161,233	g	Ahlsell AB	1,049
42,327		AIA Engineering Ltd	861
30,599		Aica Kogyo Co Ltd	1,029
91,300		Aichi Corp	680
31,700		Aida Engineering Ltd	375
200,711		Air Lease Corp	8,554
91,639		Aircastle Ltd	2,043
118,824		Airtac International Group	1,642
47,115		Alamo Group, Inc	5,059
58,684		Alarko Holding AS	108
54,195		Albany International Corp (Class A)	3,111
139,011		Alfa Laval AB	3,400
2,891,714		Alfa S.A. de C.V. (Class A)	3,651
19,656	e,g	Alimak Group AB	359
486,176		Allegion plc	42,040
18,741,465		Alliance Global Group, Inc	5,918
20,476		Allied Motion Technologies, Inc	519
618,887		Allison Transmission Holdings, Inc	23,227
27,843		Alstom Projects India Ltd	290
288,679		Alstom RGPT	12,265
77,733		Alstom T&D India Ltd	464
54,275		Altra Holdings, Inc	2,611
194,036		Amada Co Ltd	2,130
12,731		Amara Raja Batteries Ltd	138
34,832	*	Ameresco, Inc	272
13,703	e	American Railcar Industries, Inc	529
74,056	*	American Woodmark Corp	7,128
315,740		Ametek, Inc	20,851
11,413		Andritz AG.	660
18,400		Anest Iwata Corp	173
54,675		Apogee Enterprises, Inc	2,639
222,350		Applied Industrial Technologies, Inc	14,631
425,997	*	Arabtec Holding Co	334
43,509		Arcadis NV	938
2,599	*	Arcam AB	108
792,213		Arconic, Inc	19,710
93,562		Argan, Inc	6,292
45,618	*	Armstrong Flooring, Inc	718
103,334	*	Armstrong World Industries, Inc	5,296
28,600		Asahi Diamond Industrial Co Ltd	275
258,446		Asahi Glass Co Ltd	9,599
326,051	*	Aselsan Elektronik Sanayi Ve Ticaret AS	2,407
1,169,177		Ashok Leyland Ltd	2,207
33,519		Ashoka Buildcon Ltd	97
1,205,124		Ashtead Group plc	29,072
1,796,003		Assa Abloy AB	41,120
248,583		Astaldi S.p.A.	1,703
133,912		Astec Industries, Inc	7,500
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,383		Astral Polytechnik Ltd	$219
55,366	*	Astronics Corp	1,647
858,016		Asunaro Aoki Construction Co Ltd	7,533
358,860	*	Atkore International Group, Inc	7,001
492,370		Atlas Copco AB (A Shares)	20,887
106,039		Atlas Copco AB (B Shares)	4,119
63,330	*	ATS Automation Tooling Systems, Inc	673
3,291,991		Austal Ltd	4,021
3,727,019		AviChina Industry & Technology Co	2,256
99,509	*,e	Axon Enterprise, Inc	2,256
49,209		AZZ, Inc	2,396
49,721		B&B Tools AB	667
89,850	e	Badger Daylighting Ltd	1,913
5,006,888		BAE Systems plc	42,402
425,403		Balfour Beatty plc	1,536
74,500		Bando Chemical Industries Ltd	792
184,000		Baoye Group Co Ltd	133
828,199		Barloworld Ltd	7,617
148,705		Barnes Group, Inc	10,475
8,187		BayWa AG.	326
53	*,†,m	Beacon Power Corp	0	^
126,100	*	Beacon Roofing Supply, Inc	6,463
470,299		Beijing Enterprises Holdings Ltd	2,533
183,000	g	Beijing Urban Construction Design & Development Group Co Ltd	109
6,787		BEML Ltd	165
14,960,000	e	BEP International Holdings Ltd	313
1,865,937		Berjaya Corp BHD	153
1,491,400		Berli Jucker PCL	2,363
966,000		BES Engineering Corp	211
541,069		Bharat Heavy Electricals	697
270,535	*,m	Bharat Heavy Electricals Ltd	349
531,703	e	Bidvest Group Ltd	6,781
8,314		Biesse S.p.A.	368
27,609	e	Bird Construction Income Fund	220
848,155		Bizlink Holdings Inc	7,785
14,784	*,e	Blue Bird Corp	305
16,332		Blue Star Ltd	194
125,488	*	BMC Stock Holdings, Inc	2,679
23,832		Bobst Group AG.	2,623
7,500	g	BOC Aviation Ltd	41
224,277		Bodycote plc	2,756
1,645,548		Boeing Co	418,315
201,000	*,e	Boer Power Holdings Ltd	53
2,015,988	*	Bombardier, Inc	3,651
25,772		Boskalis Westminster	901
14,756		Bossard Holding AG.	3,417
182,627		Boustead Singapore Ltd	124
424,105		Bouygues S.A.	20,133
25,949		Brenntag AG.	1,447
78,460		Briggs & Stratton Corp	1,844
51		Brookfield Business Partners LP	2
4,134		Bucher Industries AG.	1,471
7,989		Budimex S.A.	480
20,201		Bufab AB	265
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

263,285	*	Builders FirstSource, Inc	$4,736
32,500		Bunka Shutter Co Ltd	243
268,967		Bunzl plc	8,171
31,235	e	Burckhardt Compression Holding AG.	9,764
6,839		Burkhalter Holding AG.	872
256,422		BWX Technologies, Inc	14,365
24,426		Byucksan Corp	65
217,261		CAE, Inc	3,801
133,042	*	Caesarstone Sdot-Yam Ltd	3,965
200,839	*	CAI International, Inc	6,089
8,117		Carbone Lorraine	292
33,331		Carborundum Universal Ltd	162
23,805		Cargotec Corp (B Shares)	1,497
2,777,089	e	Carillion plc	1,909
70,436		Carlisle Cos, Inc	7,064
1,944,793		Caterpillar, Inc	242,535
633,500		CB Industrial Product Holding BHD	287
133,400		Central Glass Co Ltd	2,910
20,123		CENTROTEC Sustainable AG.	428
2,492		Cera Sanitaryware Ltd	125
365,225		CH Karnchang PCL	307
400,000		CH Karnchang PCL (ADR)	336
104,100		Changchai Co Ltd	59
58,023	*	Chart Industries, Inc	2,276
77,991		Cheil Industries, Inc	9,220
284,590		Chemring Group plc	686
398,100	*	Chengde Nanjiang Co Ltd	139
193,128	e	Chicago Bridge & Iron Co NV	3,245
1,016,875		Chicony Power Technology Co Ltd	1,905
727,000	e	China Aircraft Leasing Group Holdings Ltd	756
1,722,000	*,e	China Chengtong Development Group Ltd	129
3,951,192		China Communications Construction Co Ltd	4,956
1,771,000		China Conch Venture Holdings Ltd	3,453
1,220,000	*	China Energine International Holdings Ltd	77
932,318		China Fangda Group Co Ltd	645
218,000	e	China High Speed Transmission Equipment Group Co Ltd	280
689,000		China Lesso Group Holdings Ltd	471
8,585,000	*,e	China Ocean Shipbuilding Industry Group Ltd	65
3,390,443		China Railway Construction Corp	4,313
3,803,127		China Railway Group Ltd	3,160
368,080	e	China Singyes Solar Technologies Holdings Ltd	123
1,634,685		China State Construction International Holdings Ltd	2,390
11,710,000	*,e	China Strategic Holdings Ltd	167
113,838		China Yuchai International Ltd	2,534
255,100		Chip Eng Seng Corp Ltd	144
97,000	e	Chiyoda Corp	568
6,900		Chiyoda Integre Co Ltd	162
19,010,000		Chongqing Machinery & Electric Co Ltd	2,390
18,700		Chudenko Corp	544
708,375		Chung Hsin Electric & Machinery Manufacturing Corp	491
584,336		CIMIC Group Ltd	20,307
189,201		CIR-Compagnie Industriali Riunite S.p.A.	292
31,246		CIRCOR International, Inc	1,701
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,762,796		Citic Pacific Ltd	$10,021
1,789,000	e	Citic Resources Holdings Ltd	207
14,784		CJ Corp	2,206
2,540,225		CK Hutchison Holdings Ltd	32,536
159,700		CKD Corp	3,143
7,903,404		CNH Industrial NV	94,883
5,337,420	e	CNH Industrial NV (NYSE)	64,102
780,391		Cobham plc	1,524
912,480	*	Colfax Corp	37,996
37,003		Columbus McKinnon Corp	1,401
298,344		Comfort Systems USA, Inc	10,651
73,508	*	Commercial Vehicle Group, Inc	540
2,982,441		Compagnie de Saint-Gobain	177,694
5,559		Compagnie d'Entreprises CFE	829
236,400		COMSYS Holdings Corp	5,647
18,290,000		Concord New Energy Group Ltd	845
242,652	*,e	Consolidated Infrastructure Group Ltd	221
11,564		Construcciones y Auxiliar de Ferrocarriles S.A.	468
334,972	*	Continental Building Products Inc	8,709
972,450		Continental Engineering Corp	411
2,583		Conzzeta AG.	2,723
672,900	*,e	Cosco Corp Singapore Ltd	142
73,185		Cosel Co Ltd	950
225,312		Costain Group plc	1,354
121,767		Cramo Oyj (Series B)	3,196
100,741		Crane Co	8,058
306,500		CRCC High-Tech Equipment Corp Ltd	101
731,448	*	Crompton Greaves Ltd	884
4,085,321		CRRC Corp Ltd	3,640
3,318		CS Wind Corp	72
337,590		CSBC Corp Taiwan	136
26,849	*	CSW Industrials, Inc	1,191
1,308,000		CTCI Corp	2,102
47,755		Cubic Corp	2,435
346,758		Cummins, Inc	58,266
176,970		Curtiss-Wright Corp	18,500
207,200	e	CWT Ltd	357
28,205		Daelim Industrial Co	1,978
4,543		Daetwyler Holding AG.	719
107,158	*	Daewoo Engineering & Construction Co Ltd	676
34,366		Daewoo International Corp	581
75,000	*,†,m	Daewoo Shipbuilding & Marine Engineering Co Ltd	0	^
120,400		Daifuku Co Ltd	5,937
61,641		Daihen Corp	547
59,000		Daiho Corp	279
4,400		Daiichi Jitsugyo Co Ltd	128
157,774		Daikin Industries Ltd	15,978
18,500		Daiwa Industries Ltd	198
139,160		Dalian Refrigeration Co Ltd	84
6,736	e	Danieli & Co S.p.A.	176
47,922		Danieli & Co S.p.A. (RSP)	886
3,054		Dassault Aviation S.A.	4,942
13,119		Dawonsys Co Ltd	123
68,569		DCC plc	6,658
630,430		Deere & Co	79,176
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,000		Denyo Co Ltd	$160
75,672		Deutz AG.	612
17,689	*	Dialight plc	187
118,733	*	DigitalGlobe, Inc	4,185
77,201	g	Dilip Buildcon Ltd	710
171,920		Diploma plc	2,451
55,396	*	DIRTT Environmental Solutions	243
29,869		DMC Global, Inc	505
16,114,080		DMCI Holdings, Inc	4,948
16,019		DMG Mori AG.	994
851,825	*	Dogan Sirketler Grubu Holdings	208
234,565		Donaldson Co, Inc	10,776
133,416		Dong Yang Gang Chul Co Ltd	436
7,355		Dongkuk Structures & Construction Co Ltd	34
35,010		Doosan Bobcat, Inc	1,120
48,052		Doosan Heavy Industries and Construction Co Ltd	720
189,908	*,e	Doosan Infracore Co Ltd	1,367
41,397		Douglas Dynamics, Inc	1,631
1,019,229		Dover Corp	93,147
27,876	*	Ducommun, Inc	893
81,319	e	Duerr AG.	10,889
68,692	*	DXP Enterprises, Inc	2,163
58,458	*	Dycom Industries, Inc	5,020
4,377,900		Dynasty Ceramic PCL	523
5,909		e Tec E&C Ltd	700
10,917		Eastern Co	313
1,324,778		Eaton Corp	101,730
69,665		Ebara Corp	2,314
22,314		Eicher Motors Ltd	10,679
13,754		Eiffage S.A.	1,424
777,000		Ekovest BHD	201
17,000		Elbit Systems Ltd	2,499
3,624		Electra Israel Ltd	811
481,250	*,e,g	Elementia SAB de C.V.	633
108,564	e,g	Eltel AB	349
310,288		EMCOR Group, Inc	21,528
400,835		Emerson Electric Co	25,188
2,172,626		Empresa Brasileira de Aeronautica S.A.	12,272
39,625		Encore Wire Corp	1,774
37,220	*,e	Energous Corp	471
66,522	*,e	Energy Recovery, Inc	526
129,515		EnerSys	8,959
158,633	*	Engility Holdings, Inc	5,501
104,570		Engineers India Ltd	238
48,032		EnPro Industries, Inc	3,868
376,000	e	Enric Energy Equipment Holdings Ltd	247
6,931	e	EnviroStar, Inc	192
242,876		Equifax, Inc	25,742
48,346		ESCO Technologies, Inc	2,898
37,085		Escorts Ltd	375
50,282	*	Esterline Technologies Corp	4,533
701,856		European Aeronautic Defence and Space Co	66,813
17,518		Exco Technologies Ltd	136
12,791	*	FACC AG.	187
27,141		Fanuc Ltd	5,503
518,000		Far East Global Group Ltd	66
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,891,517		Far Eastern Textile Co Ltd	$2,293
559,012	e	Fastenal Co	25,480
9,120,000	*,e	FDG Electric Vehicles Ltd	457
129,218		Federal Signal Corp	2,750
2,723		Feintool International Holding AG.	309
108,868		Fenner plc	492
392,852		Ferrovial S.A.	8,656
3,974	*	FIGEAC-AERO	94
308,871	*	Fincantieri S.p.A	372
27,857	*,e	Finetex EnE, Inc	71
658,876		Finmeccanica S.p.A.	12,354
214,393		Finning International, Inc	4,902
120,330		Finolex Cables Ltd	1,000
264,000		First Tractor Co	126
108,191		Flowserve Corp	4,608
23,699	e	FLSmidth & Co AS	1,569
310,438		Fluor Corp	13,069
62,481	*	Fomento de Construcciones y Contratas S.A.	626
30,050		Force Motors Ltd	1,734
2,306,093		Fortive Corp	163,248
856,569		Fortune Brands Home & Security, Inc	57,587
189,130		Foshan Electrical and Lighting Co Ltd	148
2,795,624	e	Fosun International	5,911
41,330	*,e	Foundation Building Materials, Inc	584
89,288		Franklin Electric Co, Inc	4,005
22,631		Freightcar America, Inc	443
241,500		Fudo Tetra Corp	402
352,540		Fuji Electric Holdings Co Ltd	1,956
127,792		Fuji Machine Manufacturing Co Ltd	2,381
798,078		Fujikura Ltd	6,414
38,300		Fujitec Co Ltd	536
28,900		Fukuda Corp	1,639
34,500		Fukushima Industries Corp	1,275
28,800		Furukawa Co Ltd	491
166,000		Furukawa Electric Co Ltd	9,126
90,219	*	Futaba Corp/Chiba	1,703
203,992		Galliford Try plc	3,698
462,852		Gamesa Corp Tecnologica S.A.	6,047
1,970,303		Gamuda BHD	2,464
1,423,036	*	Gardner Denver Holdings, Inc	39,162
74,867	e	GATX Corp	4,609
63,715		Gayatri Projects Ltd	174
735,941		GEA Group AG.	33,503
5,675		Geberit AG.	2,687
10,000		Gecoss Corp	108
15,809	*	Gencor Industries, Inc	279
118,310	*	Generac Holdings, Inc	5,434
93,878		General Cable Corp	1,770
1,185,383		General Dynamics Corp	243,691
21,477,817		General Electric Co	519,333
10,844		Georg Fischer AG.	13,383
59,720	*	Gibraltar Industries, Inc	1,860
6,600	e	Giken Seisakusho Co, Inc	181
188,215		Global Brass & Copper Holdings, Inc	6,362
89,156		Glory Ltd	3,161
1,348,263	*	GMR Infrastructure Ltd	339
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

255,901	*	GMS, Inc	$9,059
44,999		Gorman-Rupp Co	1,466
134,839		Graco, Inc	16,678
427,024		Grafton Group plc	4,755
17,199		Graham Corp	358
72,682	e	Grana y Montero S.A. (ADR)	350
130,020		Granite Construction, Inc	7,535
102,001	*	Great Lakes Dredge & Dock Corp	495
52,066		Greaves Cotton Ltd	109
53,483	e	Greenbrier Cos, Inc	2,575
69,459		Griffon Corp	1,542
323,284		Grupo Carso S.A. de C.V. (Series A1)	1,274
73,000	e	Grupo Rotoplas SAB de C.V.	115
49,951	*,e	GS Engineering & Construction Corp	1,166
258,000		GS Yuasa Corp	1,356
1,511,593		Gunkul Engineering PCL	182
651,379		GWA International Ltd	1,338
58,342		H&E Equipment Services, Inc	1,704
683,813		Haitian International Holdings Ltd	1,968
36,930		Haldex AB	457
98,159		Halim Co Ltd	305
189,096	*	Hangzhou Steam Turbine Co	207
44,183	*	Hanjin Heavy Industries & Construction Co Ltd	147
459,879		Hanwa Co Ltd	16,516
113,121		Hanwha Corp	4,361
34,375		Hanwha Corp (3P)	568
506,200		HAP Seng Consolidated BHD	1,091
1,810,000		Harbin Power Equipment	865
24,162		Hardinge, Inc	369
17,600	e	Harmonic Drive Systems, Inc	911
491,021	*	Harsco Corp	10,262
232,269		Havells India Ltd	1,721
479,200		Hazama Ando Corp	3,354
187,978	*	HC2 Holdings, Inc	993
894,031	*,n	HD Supply Holdings, Inc	32,248
56,610		HEICO Corp	5,084
167,167		HEICO Corp (Class A)	12,738
145,767	*	Heidelberger Druckmaschinen	596
330,259	*	Hellenic Technodomiki Tev S.A.	613
101,804	*	Herc Holdings, Inc	5,002
50,411	*,e	Hexagon Composites ASA	175
64,769		Hexcel Corp	3,719
39,500		Hibiya Engineering Ltd	820
133,196		Hillenbrand, Inc	5,175
337,422	*	Hindustan Construction Co	177
77,720		Hino Motors Ltd	951
13,400	e	Hirata Corp	1,361
10,700		Hisaka Works Ltd	91
17,991		Hitachi Construction Machinery Co Ltd	533
103,400		Hitachi Zosen Corp	549
166,977		Hiwin Technologies Corp	1,478
37,710		Hochtief AG.	6,369
35		Hock Seng Lee BHD	0	^
4,578,205		Honeywell International, Inc	648,915
65,600		Hong Leong Industries BHD	146
949,300		Hopewell Holdings	3,702
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,009		Hoshizaki Electric Co Ltd	$2,373
89,642		Hosken Consolidated Investments Ltd	866
1,777,340		Howden Joinery Group plc	10,271
2,285,000	*,†,e,m	Hsin Chong Construction Group Ltd	77
83,400		Huangshi Dongbei Electrical Appliance Co Ltd	145
79,183		Hubbell, Inc	9,187
7,195		Huber & Suhner AG.	441
50,460		Hudaco Industries Ltd	473
165,382		Huntington Ingalls	37,449
10,645		Hurco Cos, Inc	443
46,495	*,e	Huttig Building Products, Inc	328
6,148		Hy-Lok Corp	113
62,211		Hyster-Yale Materials Handling, Inc	4,755
1,291	*,e	Hyundai Construction Equipment Co Ltd	422
21,472		Hyundai Corp	392
61,054		Hyundai Development Co	1,909
1,334	*	Hyundai Electric & Energy System Co Ltd	268
8,613		Hyundai Elevator Co Ltd	376
77,200		Hyundai Engineering & Construction Co Ltd	2,594
23,232	*	Hyundai Heavy Industries	2,957
7,658	*	Hyundai Mipo Dockyard	632
15,947	*	Hyundai Rotem Co Ltd	247
41,000		Idec Corp	843
114,950		IDEX Corp	13,963
16,254	*	IES Holdings, Inc	281
3,182,812		IJM Corp BHD	2,487
254,769		Illinois Tool Works, Inc	37,696
72,335		IMARKETKOREA, Inc	608
302,890		IMI plc	5,047
9,667		Implenia AG.	640
103,163		Impregilo S.p.A.	407
29,627		IMS-Intl Metal Service	984
50,400		Inaba Denki Sangyo Co Ltd	2,092
112,600		Inabata & Co Ltd	1,503
37,576		Indus Holding AG.	2,781
46,544		Industria Macchine Automatiche S.p.A.	4,422
138,055		Industries Qatar QSC	3,484
55,587	e	Indutrade AB	1,468
1,743,346		Ingersoll-Rand plc	155,454
32,289		Insteel Industries, Inc	843
44,039		Interpump Group S.p.A.	1,371
96,926		Invicta Holdings Ltd	358
171,051		Inwido AB	2,179
52,200		Iochpe-Maxion S.A.	354
313,580		IRB Infrastructure Developers Ltd	1,024
28,634		IS Dongseo Co Ltd	822
53,200		Iseki & Co Ltd	1,189
4,171		ISGEC Heavy Engineering Ltd	411
2,298,624		Ishikawajima-Harima Heavy Industries Co Ltd	80,127
835,450		Italian-Thai Development PCL	107
29,138		Italmobiliare S.p.A	787
1,924,094		Itochu Corp	31,526
166,221		ITT, Inc	7,359
145,000		Iwatani International Corp	4,417
276,779		Jacobs Engineering Group, Inc	16,128
958,199	*	Jain Irrigation Systems Ltd	1,391
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

694,673	*	Jaiprakash Associates Ltd	$191
5,700	e	Jamco Corp	126
19,960		Japan Pulp & Paper Co Ltd	812
43,000		Japan Steel Works Ltd	990
229,714		Jardine Matheson Holdings Ltd	14,569
269,300		Jardine Strategic Holdings Ltd	11,647
348,741	*	JELD-WEN Holding, Inc	12,387
2,793,357		JG Summit Holdings (Series B)	4,124
26,681		JGC Corp	432
60,298		John Bean Technologies Corp	6,096
4,938,400		John Keells Holdings plc	5,242
766,027	g	John Laing Group plc	2,928
648,668		Johnson Controls International plc	26,135
859,875		Johnson Electric Holdings Ltd	3,296
1,051,091		JTEKT Corp	14,550
29,276		Jungheinrich AG.	1,348
2,120		JVM Co Ltd	99
102,948		Kadant, Inc	10,146
73,264		Kajaria Ceramics Ltd	796
1,538,938		Kajima Corp	15,296
25,040		Kalpataru Power Transmission Ltd	141
163,100	*	Kama Co Ltd	184
52,040		Kaman Corp	2,903
51,900		Kamei Corp	850
97,500		Kanamoto Co Ltd	3,080
296,000		Kandenko Co Ltd	3,110
136,400		Kanematsu Corp	1,743
1,680,911		KAP Industrial Holdings Ltd	1,052
3,824		Kardex AG.	455
30,100		Katakura Industries Co Ltd	363
87,899		Kato Works Co Ltd	2,629
16,548		Kawasaki Heavy Industries Ltd	549
434,791		KBR, Inc	7,774
5,658		KCC Corp	1,854
149,883		KEC International Ltd	706
65,629		Keihan Electric Railway Co Ltd	1,922
67,827		Keller Group plc	744
20,717		Kendrion NV	906
725,917		Kennametal, Inc	29,283
8,524		KEPCO Engineering & Construction Co, Inc	135
1,021,177		Keppel Corp Ltd	4,903
95,424	*,e	KEYW Holding Corp, The	726
60,353		Kier Group plc	941
216,700		Kinden Corp	3,493
37,000		King Slide Works Co Ltd	504
350,576		Kingspan Group plc	14,908
75,000		Kinik Co	189
54,996		KION Group AG.	5,268
53,800		Kitz Corp	439
483,934		Kloeckner & Co AG.	6,215
134,614	*	KLX, Inc	7,125
1,551,673		KOC Holding AS	7,118
23,220		Koenig & Bauer AG.	1,916
3,776		Kolon Corp	216
320,783		Komatsu Ltd	9,084
2,380		Komax Holding AG.	685
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,790		Komori Corp	$388
136,165		Kone Oyj (Class B)	7,218
70,474		Konecranes Oyj	3,130
144,074		Koninklijke BAM Groep NV	824
71,216		Korea Aerospace Industries Ltd	2,721
3,412		Korea Electric Terminal Co Ltd	223
17,423	*,e	Kornit Digital Ltd	267
140,172	*,e	Kratos Defense & Security Solutions, Inc	1,833
10,268	e	Krones AG.	1,428
972,000	*,e	KuangChi Science Ltd	389
409,858		Kubota Corp	7,456
97,800		Kumagai Gumi Co Ltd	2,953
43,323		Kumho Industrial Co Ltd	361
205,000		Kung Long Batteries Industrial Co Ltd	998
49,098		Kurita Water Industries Ltd	1,419
58,470		Kuroda Electric Co Ltd	1,020
44,607		Kushal Tradelink Ltd	83
56,600		Kyokuto Kaihatsu Kogyo Co Ltd	955
242,300		Kyowa Exeo Corp	4,815
30,900		Kyudenko Corp	1,199
3,608		Kyung Dong Navien Co Ltd	108
251,150		L3 Technologies, Inc	47,324
1,881		Lakshmi Machine Works Ltd	164
938,583	g	Larsen & Toubro Ltd	16,435
14,156	*	Lawson Products, Inc	357
36,102	*,e	Layne Christensen Co	453
16,281	*	LB Foster Co (Class A)	370
42,702		Legrand S.A.	3,082
15,015		Lehto Group Oyj	226
85,697		Lennox International, Inc	15,337
365,155		LG Corp	25,784
24,903		LG Hausys Ltd	1,942
18,217		LG International Corp	435
146,796		Lincoln Electric Holdings, Inc	13,458
43,523		Lindab International AB	462
19,594		Lindsay Corp	1,801
4,514		Lion Chemtech Co Ltd	52
29,803		LISI	1,562
489,865		LIXIL Group Corp	13,009
516,037		Lockheed Martin Corp	160,121
1,241,000		Lonking Holdings Ltd	527
67,357		LS Cable Ltd	4,648
9,600		LS Industrial Systems Co Ltd	455
110,985		LSI Industries, Inc	734
64,006	e,g	Luceco plc	196
152,000	*,e	Luoyang Glass Co Ltd	87
58,274	*	Lydall, Inc	3,339
36,985		Mabuchi Motor Co Ltd	1,853
22,557		MacDonald Dettwiler & Associates Ltd	1,283
1,357,500		Maeda Corp	16,606
12,400		Maeda Kosen Co Ltd	204
285,000		Maeda Road Construction Co Ltd	6,138
29,803		Magellan Aerospace Corp	428
1,500,425	e	Maire Tecnimont S.p.A	8,312
65,748		Makino Milling Machine Co Ltd	585
54,514		Makita Corp	2,200
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,879,700		Malaysian Resources Corp BHD	$473
22,167		MAN AG.	2,502
16,318		Manitou BF S.A.	612
238,777		Manitowoc Co, Inc	2,149
319,000		Marcopolo S.A.	438
1,380,458		Marubeni Corp	9,437
2,236,560		Masco Corp	87,248
112,545	*	Masonite International Corp	7,788
127,699	*	Mastec, Inc	5,925
55,000		Max Co Ltd	762
764,651		Meggitt plc	5,341
134,000	e	Meidensha Corp	512
1,204,309		Melrose Industries plc	3,436
89,882	*	Mercury Systems, Inc	4,663
197,981	*	Meritor, Inc	5,149
8,400		METAWATER Co Ltd	231
14,035		Metso Oyj	515
213,009		Micron Machinery Co Ltd	2,421
170,323	*	Middleby Corp	21,830
163,087	*	Milacron Holdings Corp	2,750
20,000	*	Millat Tractors Ltd	237
20,282		Miller Industries, Inc	567
744,000		Minebea Co Ltd	11,653
549,500		Miraito Holdings Corp	6,612
321,000		MISUMI Group, Inc	8,461
1,813,787		Mitsubishi Corp	42,199
725,357		Mitsubishi Electric Corp	11,347
77,591		Mitsubishi Heavy Industries Ltd	3,068
24,300	e	Mitsubishi Nichiyu Forklift Co Ltd	174
85,700		Mitsuboshi Belting Co Ltd	1,034
2,329,369		Mitsui & Co Ltd	34,453
45,900		Mitsui Engineering & Shipbuilding Co Ltd	599
75,500		Miura Co Ltd	1,663
3,138,230		MMC Corp BHD	1,546
265,826		Monadelphous Group Ltd	3,283
86,500	e	MonotaRO Co Ltd	2,314
103,264	*	Moog, Inc (Class A)	8,615
541,549		Morgan Crucible Co plc	2,258
81,300		Mori Seiki Co Ltd	1,462
19,100		Morita Holdings Corp	297
317,173		Mota Engil SGPS S.A.	1,189
375,783	*	MRC Global, Inc	6,572
125,432		MSC Industrial Direct Co (Class A)	9,479
128,370		MTU Aero Engines Holding AG.	20,500
133,563		Mueller Industries, Inc	4,668
674,061		Mueller Water Products, Inc (Class A)	8,628
239,100		Muhibbah Engineering M BHD	156
1,007,554		Murray & Roberts Holdings Ltd	1,191
133,407	*	MYR Group, Inc	3,887
65,227		Nabtesco Corp	2,427
101,332		Nachi-Fujikoshi Corp	571
907,485		Nagarjuna Construction Co	1,155
65,900		Nagase & Co Ltd	1,105
92,000		Namura Shipbuilding Co Ltd	543
335,299		National Central Cooling Co PJSC	189
9,800	e	National Presto Industries, Inc	1,043
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

212,892	*,e	Navistar International Corp	$9,382
98,177		NCC AB (B Shares)	2,331
142,001	*	NCI Building Systems, Inc	2,215
4,700		NEC Capital Solutions Ltd	90
105,487	*	Neff Corp	2,637
148,257		New Flyer Industries, Inc	6,120
17,559		Nexans S.A.	1,041
44,953	*,e	Nexeo Solutions, Inc	328
83,151		NGK Insulators Ltd	1,558
219,395	e	Nibe Industrier AB	2,212
344,424		Nichias Corp	4,256
21,200		Nichiden Corp	436
20,600		Nichiha Corp	773
61,225		Nidec Corp	7,526
2,600	e	Nihon Trim Co Ltd	114
49,000		Nippo Corp	1,049
19,800		Nippon Densetsu Kogyo Co Ltd	417
7,800		Nippon Koei Co Ltd	266
11,000		Nippon Road Co Ltd	610
396,730	*,e	Nippon Sharyo Ltd	1,066
55,700	*	Nippon Sheet Glass Co Ltd	433
101,645		Nippon Steel Trading Co Ltd	5,607
224,300		Nippon Thompson Co Ltd	1,244
208,000		Nishimatsu Construction Co Ltd	6,014
11,600		Nishio Rent All Co Ltd	387
539,300		Nisshinbo Industries, Inc	6,383
109,100		Nissin Electric Co Ltd	1,345
12,700		Nitta Corp	462
21,400		Nitto Boseki Co Ltd	657
15,400		Nitto Kogyo Corp	272
6,573		Nitto Kohki Co Ltd	161
16,684		NKT Holding AS	1,431
52,057		NN, Inc	1,510
681,580	*,e	Noble Group Ltd	199
44,356		Nolato AB (B Shares)	2,143
38,843	*,e	Nordex AG.	444
155,294		Nordson Corp	18,402
28,791		Noritake Co Ltd	1,378
18,100		Noritz Corp	326
19,774		NORMA Group	1,303
788,810		Northrop Grumman Corp	226,956
19,323	*	Northwest Pipe Co	368
208,363	*,e	NOW, Inc	2,877
94,231		NSK Ltd	1,272
2,325,000	e	NTN Corp	9,852
15,827	*	NV5 Holdings, Inc	865
3,017,490	e	NWS Holdings Ltd	5,898
7,500		Obara Corp	425
806,615		Obayashi Corp	9,675
75,434	e	Obrascon Huarte Lain S.A.	273
525,899		OC Oerlikon Corp AG.	8,103
2,798		OHB AG.	135
120,000		Oiles Corp	2,226
19,500		Okabe Co Ltd	184
18,528		Okuma Holdings, Inc	1,015
94,000		Okumura Corp	3,596
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,871		Omega Flex, Inc	$422
49,687	*	Orascom Construction Ltd	335
140,420		Orbital ATK, Inc	18,698
4,400		Organo Corp	109
184,659	*	Orion Marine Group, Inc	1,211
43,700	e	OSG Corp	995
183,696		Oshkosh Truck Corp	15,162
78,300	e	OSJB Holdings Corp	231
15,473		Osram Licht AG.	1,236
5,487		Otokar Otobus Karoseri Sanayi AS	156
82,517	*,e	Outotec Oyj	653
1,520,227		Owens Corning, Inc	117,590
481,299		PACCAR, Inc	34,817
300,000		Pantaloon Retail India Ltd	235
1,027,117		Parker-Hannifin Corp	179,766
31,315	*	Patrick Industries, Inc	2,634
664,440		Peab AB (Series B)	7,339
111,673		Pentair plc	7,589
727,600		Penta-Ocean Construction Co Ltd	4,594
34,399		PER Aarsleff A.S.	1,011
311,600		PESTECH International Bhd	115
20,176		Pfeiffer Vacuum Technology AG.	3,182
94,987	*	PGT, Inc	1,420
246,425	g	Philips Lighting NV	9,946
8,293		Pinguely-Haulotte	157
412,702	*,e	Plug Power, Inc	1,077
146,902	*	Ply Gem Holdings, Inc	2,505
47,776		PNC Infratech Ltd	101
457,527		Polypipe Group plc	2,585
23,283		Ponsse Oy	656
7,703	e	Porr AG.	243
16,460		Powell Industries, Inc	494
6,595		Preformed Line Products Co	444
96,907		Primoris Services Corp	2,851
47,960	*	Proto Labs, Inc	3,851
47,998		Prysmian S.p.A.	1,622
1,132,632		PT Adhi Karya Persero Tbk	168
1,852,400		PT AKR Corporindo Tbk	976
5,000,000		PT Arwana Citramulia Tbk	156
1,217,100		PT Asahimas Flat Glass Tbk	587
2,803,600	*,†,m	PT Inovisi Infracom Tbk	24
1,955,788		PT Pembangunan Perumahan Tbk	336
2,245,700	*	PT Sitara Propertindo Tbk	123
8,228,200		PT Surya Semesta Internusa Tbk	358
4,727,500		PT Waskita Karya Persero Tbk	624
1,944,123		PT Wijaya Karya	259
1,721,513		QinetiQ plc	5,700
66,255		Quanex Building Products Corp	1,521
724,738	*	Quanta Services, Inc	27,083
190,600		Raito Kogyo Co Ltd	1,896
46,656		Ramirent Oyj	482
121,813		Randon Participacoes S.A.	266
2,111		Rational AG.	1,453
223,266		Raubex Group Ltd	327
95,145		Raven Industries, Inc	3,083
1,248,122		Raytheon Co	232,875
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,262	*	RBC Bearings, Inc	$5,665
547,917		Rechi Precision Co Ltd	548
113,618		Regal-Beloit Corp	8,976
565,487	e	Reliance Worldwide Corp Ltd	1,753
427,515		Reunert Ltd	2,138
24,169	e	REV Group, Inc	695
25,862	*,e	Revolution Lighting Technologies, Inc	168
644,937		Rexel S.A.	11,157
199,636	*	Rexnord Corp	5,073
122,506		Rheinmetall AG.	13,817
1,856		Rieter Holding AG.	396
375,573		Rockwell Automation, Inc	66,931
353,070		Rockwell Collins, Inc	46,150
5,300		Rockwool International AS (B Shares)	1,439
1,078,819		Rolls-Royce Group plc	12,832
631,590		Roper Industries, Inc	153,729
535,963		Rotork plc	1,873
92,000		Run Long Construction Co Ltd	107
21,275	*	Rush Enterprises, Inc	928
223,723	*	Rush Enterprises, Inc (Class A)	10,356
166,362		Russel Metals, Inc	3,677
217,600		Ryobi Ltd	5,864
14,685		S&T Dynamics Co Ltd	104
39,730		Saab AB (Class B)	2,019
254,622	*	Sacyr Vallehermoso S.A.	669
100,455		Sadbhav Engineering Ltd	453
386,432		Safran S.A.	39,489
501,706		Salfacorp S.A.	723
6,589		Sam Yung Trading Co Ltd	99
80,609	*	Samsung Engineering Co Ltd	777
206,702	*	Samsung Heavy Industries Co Ltd	2,028
32,135		Samsung Techwin Co Ltd	933
78,623		San Shing Fastech Corp	156
1,464,190		Sandvik AB	25,288
26,900		Sanki Engineering Co Ltd	302
50,000		Sanko Gosei Ltd	202
14,800		Sankyo Tateyama, Inc	210
286,800		Sanwa Shutter Corp	3,294
652,000	*	Sany Heavy Equipment International	119
5,200		Sanyo Denki Co Ltd	294
28,905		Schindler Holding AG.	6,388
15,489		Schindler Holding AG. (Registered)	3,336
33,577	*	Schneider Electric Infrastructure Ltd	61
2,385,242		Schneider Electric S.A.	207,709
721		Schweiter Technologies AG.	925
447,391		Seibu Holdings, Inc	7,642
118,400		Sekisui Jushi Corp	2,196
737,883	e	SembCorp Industries Ltd	1,615
460,800	e	SembCorp Marine Ltd	595
6,311	e	Semperit AG. Holding	194
256,016		Senior plc	947
348,816	*,e	Sensata Technologies Holding BV	16,768
17,879	*	Senvion S.A.	248
51,934		Seven Network Ltd	491
10,407		SFS Group AG.	1,268
78,948	*,e	SGL Carbon AG.	1,337
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

163,708	*	SGSB Group Co Ltd	$170
69,100	*	Shanghai Automation Instrumentation Co Ltd	124
11,096,000	e	Shanghai Dasheng Agricultural Finance Technology Co Ltd	881
230,980		Shanghai Diesel Engine Co Ltd	186
3,081,025	*,e	Shanghai Electric Group Co Ltd	1,359
194,600		Shanghai Highly Group Co Ltd	174
2,057,508		Shanghai Industrial Holdings Ltd	6,246
1,964,000		Shanghai Prime Machinery Co Ltd	416
198,971		Shapir Engineering and Industry Ltd	686
22,100		Shibuya Kogyo Co Ltd	719
623,693		Shikun & Binui Ltd	1,528
14,700		Shima Seiki Manufacturing Ltd	775
178,051		Shimizu Corp	1,974
94,000		Shin Zu Shing Co Ltd	253
202,690		Shinmaywa Industries Ltd	1,842
14,600		Shinnihon Corp	113
29,200		SHO-BOND Holdings Co Ltd	1,664
1,404,867		Siemens AG.	198,240
114,136		Siemens India Ltd	2,081
5,809	e	SIF Holding NV	124
347,808		SIG plc	829
2,375,260		Sime Darby BHD	5,075
160,809		Simpson Manufacturing Co, Inc	7,886
3,630,000	*	Singamas Container Holdings Ltd	806
1,669,487		Singapore Technologies Engineering Ltd	4,243
11,200		Sinko Industries Ltd	188
430,957		Sino Thai Engineering & Construction PCL	333
1,292,996		Sinopec Engineering Group Co Ltd	1,140
2,135,000		Sinotruk Hong Kong Ltd	2,970
799,366	*	Sintex Plastics Technology Ltd	1,112
85,600		Sintokogio Ltd	927
65,201	*	SiteOne Landscape Supply, Inc	3,788
69,323		SK C&C Co Ltd	17,483
129,286		SK Networks Co Ltd	816
194,636		Skanska AB (B Shares)	4,513
69,883		SKF AB (B Shares)	1,526
2,876,800		SKP Resources BHD	1,023
12,890,000	e	Skyway Securities Group Ltd	1,107
29,250	*,e	SLM Solutions Group AG.	1,232
192,640		SM Investments Corp	3,351
34,492		SMC Corp	12,188
264,739		Smiths Group plc	5,599
148,831		Snap-On, Inc	22,177
127,091		SNC-Lavalin Group, Inc	5,744
99,300	e	Sodick Co Ltd	1,231
3,206,700		Sojitz Holdings Corp	8,873
9,082		Solar Holdings AS (B Shares)	553
10,954		Somany Ceramics Ltd	144
56,243	*	Sparton Corp	1,305
81,178		Spirax-Sarco Engineering plc	6,014
400,743		Spirit Aerosystems Holdings, Inc (Class A)	31,146
417,961	*	SPX Corp	12,263
406,959	*	SPX FLOW, Inc	15,692
32,921		Standex International Corp	3,496
563,977		Stanley Works	85,144
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,100		Star Micronics Co Ltd	$346
39,738	*	Ste Industrielle d'Aviation Latecoere S.A.	274
76,433	*	Sterling Construction Co, Inc	1,164
8,467		Sulzer AG.	1,000
1,699,670		Sumitomo Corp	24,471
10,000		Sumitomo Densetsu Co Ltd	185
852,898		Sumitomo Heavy Industries Ltd	34,235
762,440		Sumitomo Mitsui Construction C	4,409
638,000	*	Summit Ascent Holdings Ltd	90
45,381		Sun Hydraulics Corp	2,451
12,272		Sung Kwang Bend Co Ltd	100
164,587	*,e	Sunrun, Inc	913
81,000		Sunspring Metal Corp	101
1,742,522		Sunway Construction Group BHD	941
9,235,589	*	Suzlon Energy Ltd	2,211
44,213	e	Sweco AB (B Shares)	1,083
1,103,000		Syncmold Enterprise Corp	2,527
62,900		Tadano Ltd	736
5,198	*	Taewoong Co Ltd	76
26,456	*	Taeyoung Engineering & Construction	195
1,025,000	e	Tai United Holdings Ltd	176
41,500		Taihei Dengyo Kaisha Ltd	1,093
15,400		Taikisha Ltd	425
434,819		Taisei Corp	22,803
749,670	*	Taiwan Glass Industrial Corp	383
219,693		Takamatsu Corp	6,089
22,264		Takara Standard Co Ltd	384
50,500		Takasago Thermal Engineering Co Ltd	835
20,600		Takeuchi Manufacturing Co Ltd	431
78,600		Takuma Co Ltd	956
124,580	e,g	Talgo S.A.	695
72,178		Tarkett S.A.	3,252
23,000		Tatsuta Electric Wire and Cable Co Ltd	175
292,300	*	Tebrau Teguh BHD	87
1,770,679		Teco Electric and Machinery Co Ltd	1,588
11,500		Teikoku Sen-I Co Ltd	234
98,727		Tekfen Holding AS	324
41,800		Tekken Corp	1,346
84,538	*	Teledyne Technologies, Inc	13,457
33,286		Tennant Co	2,204
2,695,774		Terex Corp	121,364
49,473	e	Textainer Group Holdings Ltd	848
3,191,778		Textron, Inc	171,973
134,980		Thales S.A.	15,287
23,512	*,e	The ExOne Company	267
37,446		Thermax Ltd	545
64,414	*	Thermon Group Holdings	1,159
159,292		THK Co Ltd	5,433
54,598		Timken Co	2,651
11,540		Timken India Ltd	137
94,309		Titan International, Inc	957
83,156	*	Titan Machinery, Inc	1,291
87,147		TKH Group NV	5,661
7,100	*	Toa Corp/Tokyo	138
29,700		Tocalo Co Ltd	1,147
403,000		Toda Corp	3,143
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,200		Toenec Corp	$155
257,200		Tokai Corp	1,989
88,460		Tokyu Construction Co Ltd	726
331,483		Toro Co	20,572
110,639		Toromont Industries Ltd	5,074
674,443	*	Toshiba Corp	1,891
72,964		Toshiba Machine Co Ltd	399
30,100		Toshiba Plant Systems & Services Corp	506
54,800		Totetsu Kogyo Co Ltd	1,805
16,600		Toto Ltd	700
1,046,300		Toyo Construction Co Ltd	4,814
17,400	e	Toyo Engineering Corp	212
6,200		Toyo Tanso Co Ltd	148
242,836		Toyota Tsusho Corp	7,981
78,893	*	TPI Composites, Inc	1,762
3,365,861		Trakya Cam Sanayi AS	3,428
71,408		TransDigm Group, Inc	18,255
1,115,653		Travis Perkins plc	21,647
399,990		Trelleborg AB (B Shares)	10,026
108,673		Trencor Ltd	305
76,008	*	Trex Co, Inc	6,846
92,726	*	Trimas Corp	2,504
132,614		Trinity Industries, Inc	4,230
83,524		Triton International Ltd	2,780
571,860		Triumph Group, Inc	17,013
26,600		Trusco Nakayama Corp	649
13,500	e	Tsubaki Nakashima Co Ltd	284
397,000		Tsubakimoto Chain Co	3,173
35,000		Tsugami Corp	296
16,500		Tsukishima Kikai Co Ltd	200
9,400		Tsurumi Manufacturing Co Ltd	167
1,973,715		Turk Sise ve Cam Fabrikalari AS	2,271
8,755		Turk Traktor ve Ziraat Makineleri AS	191
71,073	*	Tutor Perini Corp	2,018
17,639	*	Twin Disc, Inc	328
445,700		UEM Edgenta BHD	282
48,013		Ultra Electronics Holdings	1,157
5,500		Union Tool Co	171
459,100		Unique Engineering & Construction PCL	255
296,200		United Engineers Ltd	592
1,667,000		United Integrated Services Co Ltd	2,825
304,459	*	United Rentals, Inc	42,241
645,547		United Technologies Corp	74,935
293,423	*	Univar, Inc	8,489
132,013		Universal Forest Products, Inc	12,958
33,966		Uponor Oyj	589
1,530,870	*,e	USG Corp	49,983
468,600		Ushio, Inc	6,254
332,597		Valmet Corp	6,539
53,176		Valmont Industries, Inc	8,407
225,100		Vanachai Group PCL	87
43,335	g	VAT Group AG.	5,999
209,610	*	Vectrus, Inc	6,464
29,840	*	Veritiv Corp	970
159,465		Vestas Wind Systems AS	14,334
158,160		Vesuvius plc	1,251
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,297		V-Guard Industries Ltd	$199
33,737	*	Vicor Corp	796
1,083,888		Vinci S.A.	102,984
1,702,000	*,e	Vision Fame International Holding Ltd	114
63,731		Voltas Ltd	494
33,995		Voltronic Power Technology Corp	611
1,356,243		Volvo AB (B Shares)	26,186
9,488	*	Vossloh AG.	641
38,521	e	W.W. Grainger, Inc	6,924
114,446		Wabash National Corp	2,612
221,416	*	WABCO Holdings, Inc	32,770
107,598	e	Wabtec Corp	8,151
17,460		Wacker Construction Equipment AG.	580
26,365		Wajax Income Fund	431
113,500		Wakita & Co Ltd	1,373
10,982,000		Walsin Lihwa Corp	5,027
2,379		Walter Meier AG.	100
94,908		Wartsila Oyj (B Shares)	6,719
69,766		Watsco, Inc	11,237
101,806		Watts Water Technologies, Inc (Class A)	7,045
1,716,636		WCT Berhad	711
483,818		Weg S.A.	3,269
16,056,284		Weichai Power Co Ltd	17,709
1,223,728		Weir Group plc	32,210
976,322	*	Welbilt, Inc	22,504
4,066,000		Welling Holding Ltd	739
109,849	*	Wesco Aircraft Holdings, Inc	1,033
176,931	*	WESCO International, Inc	10,306
7,549	*	Willis Lease Finance Corp	186
32,550		Wilson Bayly Holmes-Ovcon Ltd	355
274,733		Wolseley plc	18,025
102,040		Woodward Governor Co	7,919
144,984		WSP Global, Inc	6,032
79,112		Xxentria Technology Materials Corp	179
133,496		Xylem, Inc	8,361
17,600		Yahagi Construction Co Ltd	151
19,700		YAMABIKO Corp	271
33,400		Yamazen Corp	362
7,113,918		Yangzijiang Shipbuilding	7,520
23,149		Yazicilar Holding AS	127
74,435	e	YIT Oyj	609
70,600		Yokogawa Bridge Holdings Corp	1,370
60,500		Yuasa Trading Co Ltd	2,139
765,000		Yungtay Engineering Co Ltd	1,424
208,000		Yurtec Corp	1,630
4,900	e	Yushin Precision Equipment Co Ltd	138
128,591		Zardoya Otis S.A.	1,423
6,511		Zehnder Group AG.	229
164,400		Zhengzhou Coal Mining Machinery Group Co Ltd	108
521,441		Zhuzhou CSR Times Electric Co Ltd	2,927
126,829		Zodiac S.A.	3,667
16,759		Zumtobel AG.	291
		TOTAL CAPITAL GOODS	10,163,787

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
45,600	*,e	51job, Inc (ADR)	2,764
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

123,566		ABM Industries, Inc	$5,154
270,174	*	Acacia Research (Acacia Technologies)	1,229
280,044	*	ACCO Brands Corp	3,333
491,079		Adecco S.A.	38,257
294,609	*	Advanced Disposal Services, Inc	7,421
78,046	*	Advisory Board Co	4,185
12,400		Aeon Delight Co Ltd	466
113,044		AF AB	2,643
159,947	e	Aggreko plc	2,012
1,192,676		ALS Ltd	7,337
10,230		Amadeus Fire AG	952
121,327		American Banknote S.A.	780
82,177		Applus Services S.A.	1,029
179,666	*	ARC Document Solutions, Inc	735
14,024		Assystem	547
639,001		Babcock International Group	7,087
17,862		Barrett Business Services, Inc	1,010
376,000	*	Beijing Development HK Ltd	58
25,500		Bell System24 Holdings, Inc	279
20,600		Benefit One, Inc	406
3,394	e	Bertrandt AG.	342
13,162		BG Staffing, Inc	218
286,441	g	Biffa plc	901
292,362	e	Bilfinger Berger AG.	12,261
254,879		Blue Label Telecoms Ltd	329
166,173		Brady Corp (Class A)	6,306
1,665,207		Brambles Ltd	11,786
293,792	g	Bravida Holding AB	2,152
156,637		Brink's Co	13,197
12,050	e	Brunel International NV	192
219,057		Bureau Veritas S.A.	5,653
176,823		Cabcharge Australia Ltd	252
567,740		Capita Group plc	4,296
3,558,000	*,e	Capital Environment Holdings Ltd	163
265,653	*	Casella Waste Systems, Inc (Class A)	4,994
57,484	e	Caverion Corp	528
388,533	*	CBIZ, Inc	6,314
181,798		Ceco Environmental Corp	1,538
15,276		Cewe Color Holding AG.	1,453
2,203,951		China Everbright International Ltd	2,777
532,000	e	China Greenland Broad Greenstate Group Co Ltd	103
174,094		Cintas Corp	25,118
118,464	*	Clean Harbors, Inc	6,717
57,000		Cleanaway Co Ltd	320
1,000,967		Cleanaway Waste Management Ltd	1,081
40,979	*,e	Cogint, Inc	201
3,117		Compx International, Inc	48
960,882	*	Copart, Inc	33,026
229,313	e	Covanta Holding Corp	3,405
37,675		CRA International, Inc	1,547
54,306		Dai Nippon Printing Co Ltd	1,302
22,200		Daiseki Co Ltd	559
175,541		De La Rue plc	1,525
93,109		Deluxe Corp	6,793
47,839		Derichebourg	502
1,740,859		Downer EDI Ltd	9,276
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

96,720		Dun & Bradstreet Corp	$11,259
111,398		Duskin Co Ltd	3,140
360,271	*,†,m	Dyax Corp	400
976,000	e	Dynagreen Environmental Protection Group Co Ltd	531
1,133,805		Edenred	30,822
14,390	e	Elanders AB	176
98,125		Elis S.A.	2,629
43,000		en-japan, Inc	1,578
51,500		Ennis, Inc	1,012
73,701		Essendant, Inc	971
1,335,856		Experian Group Ltd	26,833
48,975		Exponent, Inc	3,619
8,615		Fila S.p.A	192
17,399	*	Franklin Covey Co	353
79,709	*	FTI Consulting, Inc	2,828
14,100		Funai Soken Holdings, Inc	434
17,578		GL Events	583
23,066	*	GP Strategies Corp	712
458,000		Greentown Service Group Co Ltd	282
1,330,649		Group 4 Securicor plc	4,964
6,520		Groupe CRIT	622
25,019		Gunnebo AB	127
6,361,812		Hays plc	16,159
136,594		Healthcare Services Group	7,372
31,841		Heidrick & Struggles International, Inc	673
86,078	*	Heritage-Crystal Clean, Inc	1,872
162,779		Herman Miller, Inc	5,844
67,522	*	Hill International, Inc	321
83,702		HNI Corp	3,471
446,635		HomeServe plc	4,979
73,382	*,e	Hudson Technologies, Inc	573
65,368	*	Huron Consulting Group, Inc	2,242
51,567	*	ICF International, Inc	2,782
731,699	*	IHS Markit Ltd	32,253
4,477	*	Indiabulls Wholesale Service	4
89,510	*	Innerworkings, Inc	1,007
151,137		Insperity, Inc	13,300
302,260		Interface, Inc	6,619
93,674		Interserve plc	148
199,930		Intertek Group plc	13,364
38,437	e,g	Intertrust NV	624
213,398	e	Intrum Justitia AB	7,546
70,458	e	IPH Ltd	252
191,469		ISS A.S.	7,719
22,071		ITAB Shop Concept AB	173
133,500		Itoki Corp	1,125
423,528		IWG plc	1,757
8,400		JAC Recruitment Co Ltd	131
1,944		Kaba Holding AG.	1,983
410,816		KAR Auction Services, Inc	19,612
30,000		KD Holding Corp	163
57,236		Kelly Services, Inc (Class A)	1,436
24,051		KEPCO Plant Service & Engineering Co Ltd	872
163,687		Kforce, Inc	3,306
246,226		Kimball International, Inc (Class B)	4,868
91,209		Knoll, Inc	1,824
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

235,700		Kokuyo Co Ltd	$3,995
221,414		Korn/Ferry International	8,730
9,100		Kyodo Printing Co Ltd	309
20,800	*,e	Link And Motivation, Inc	125
175,542		Loomis AB	6,977
62,504		LSC Communications, Inc	1,032
328,023		Manpower, Inc	38,648
24,762		Matsuda Sangyo Co Ltd	357
59,854		Matthews International Corp (Class A)	3,726
44,028		McGrath RentCorp	1,926
76,091		McMillan Shakespeare Ltd	879
230,631	m	Media General, Inc	0
15,500		Meitec Corp	777
1,147,556		Michael Page International plc	7,664
48,052	*	Mistras Group, Inc	985
223,972	e	Mitie Group	768
24,144		Mitsubishi Pencil Co Ltd	607
83,504		Mobile Mini, Inc	2,877
44,114		Morneau Sobeco Income Fund	735
28,400	e	Moshi Moshi Hotline, Inc	328
130,794		MSA Safety, Inc	10,399
26,745		Multi-Color Corp	2,192
131,102	*	Navigant Consulting, Inc	2,218
377,114		Nielsen NV	15,631
77,700		Nihon M&A Center, Inc	3,802
8,700		Nippon Kanzai Co Ltd	155
125,200		Nippon Parking Development Co Ltd	185
20,448	*	NL Industries, Inc	187
75,100		Nomura Co Ltd	1,665
265,343		Novus Holdings Ltd	127
144,000		Okamura Corp	1,646
211,939	*	On Assignment, Inc	11,377
141,115		Outsourcing, Inc	1,965
10,568		Oyo Corp	164
77,100		Park24 Co Ltd	1,878
22,981	*,e	Pendrell Corp	157
39,000		Pilot Corp	1,865
419,942		Pitney Bowes, Inc	5,883
27,200		Prestige International, Inc	272
600,475		Programmed Maintenance Services Ltd	1,421
170,642		Prosegur Cia de Seguridad S.A.	1,276
168,794		Quad Graphics, Inc	3,816
274,061		Randstad Holdings NV	16,938
252,000	*,e	Realord Group Holdings Ltd	136
1,265,077		Recruit Holdings Co Ltd	27,393
3,841,375		Rentokil Initial plc	15,478
665,025		Republic Services, Inc	43,932
53,448		Resources Connection, Inc	743
66,473		Restore plc	466
76,280	e	Ritchie Bros Auctioneers, Inc	2,412
350,600		Riverstone Holdings Ltd	270
348,013		Robert Half International, Inc	17,519
220,602		Rollins, Inc	10,179
219,476		RPS Group plc	848
331,275	*	RPX Corp	4,399
387,459		RR Donnelley & Sons Co	3,991
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,856		S1 Corp (Korea)	$1,315
17,152		Sato Corp	406
179,254		Secom Co Ltd	13,054
235,712		Securitas AB (B Shares)	3,952
472,407		Seek Ltd	6,168
681,217	*	Serco Group plc	1,053
206,882		SG Fleet Group Ltd	641
5,041		SGS S.A.	12,105
100,500	*,†,m	Shanghai Youngsun Investment C	149
248,800	*	Shanghai Zhongyida Co Ltd	108
693,168	e	Shanks Group plc	945
126,425		Shenzhen Dongjiang Environmental Co Ltd	189
54,397		SmartGroup Corp Ltd	394
28,521		Societe BIC S.A.	3,419
46,900		Sohgo Security Services Co Ltd	2,153
238,879	*	SP Plus Corp	9,436
67,109		SPIE S.A.	1,846
44,310		Sporton International, Inc	222
12,136		Staffline Group plc	189
77,379		Stantec, Inc	2,148
162,358		Steelcase, Inc (Class A)	2,500
196,220	*	Stericycle, Inc	14,053
36,000		Sunny Friend Environmental Technology Co Ltd	227
7,129		Synergie S.A	377
194,660		Taiwan Secom Co Ltd	571
320,020		Taiwan-Sogo Shinkong Security Corp	411
90,000	e	Takeei Corp	967
22,100		Tanseisha Co Ltd	272
55,097	*,e	Team, Inc	736
21,400		TechnoPro Holdings, Inc	1,015
54,701		Teleperformance	8,161
129,300		Temp Holdings Co Ltd	3,013
206,619		Tetra Tech, Inc	9,618
232,000	e	Tianjin Capital Environmental Protection Group Co Ltd	147
29,600		Toppan Forms Co Ltd	314
260,669		Toppan Printing Co Ltd	2,586
11,000	e	Tosho Printing Co Ltd	105
117,965	e	Tox Free Solutions Ltd	231
221,700		Transcontinental, Inc	4,582
285,291	*	TransUnion	13,483
275,329	*	TriNet Group, Inc	9,257
205,897	*	TrueBlue, Inc	4,622
29,382		Unifirst Corp	4,451
42,151		US Ecology, Inc	2,268
304,716	*	Verisk Analytics, Inc	25,349
38,477		Viad Corp	2,343
15,846		VSE Corp	901
125,803	*	WageWorks, Inc	7,636
18		Waste Connections, Inc	1
1,685,369		Waste Management, Inc	131,914
150,598		West Corp	3,535
21,177	*	Willdan Group, Inc	687
199,877		Wolters Kluwer NV	9,237
23,900	e	Yumeshin Holdings Co Ltd	166
29,300	*	Zhaopin Ltd (ADR)	533
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,135,891
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

CONSUMER DURABLES & APPAREL - 2.0%
426,000		361 Degrees International Ltd	$187
15,934	*	Accell Group NV	492
44,492	e	Acushnet Holdings Corp	790
259,458		Adidas-Salomon AG.	58,759
33,654		Aksa Akrilik Kimya Sanayii	112
298,000		Alpargatas S.A.	1,477
27,300		Alpine Electronics, Inc	497
465,220		Amer Sports Oyj (A Shares)	12,351
108,779	*,e	American Outdoor Brands Corp	1,659
361,157		AmTRAN Technology Co Ltd	196
5,105,235		Anta Sports Products Ltd	21,469
214,635		Arcelik AS	1,369
29,700		Arezzo Industria e Comercio S.A.	469
31,260	*,e	Aritzia, Inc	372
82,379		Arvind Ltd	468
208,538		Asics Corp	3,110
19,748		Bajaj Electricals Ltd	107
25,165	*	Bang & Olufsen AS (B Shares)	544
1,749,722		Barratt Developments plc	14,415
18,910		Bassett Furniture Industries, Inc	713
74,000		Basso Industry Corp	207
20,784		Bata India Ltd	220
395,559	*	Beazer Homes USA, Inc	7,413
418,219		Bellway plc	18,500
70,515		Beneteau S.A.	1,225
296,237		Berkeley Group Holdings plc	14,763
598,000	e	Best Pacific International Holdings Ltd	337
62,345	*	Bonava AB	1,010
992,000		Bosideng International Holdings Ltd	92
114,782		Bovis Homes Group plc	1,683
211,526		Breville Group Ltd	1,881
70,255		BRP, Inc	2,272
69,149	e	Brunello Cucinelli S.p.A	2,144
120,302		Brunswick Corp	6,733
155,281		Burberry Group plc	3,666
1,734,000	*	C.banner International Holdings Ltd	610
6,215,967	*	Cairn Homes plc	12,618
168,283		CalAtlantic Group, Inc	6,164
832,975		Callaway Golf Co	12,020
122,750		Carter's, Inc	12,122
38,315	e	Casio Computer Co Ltd	540
50,765	*	Cavco Industries, Inc	7,490
24,582		CCC S.A.	1,859
81,990	*	Century Communities, Inc	2,025
16,711		Chargeurs S.A.	508
2,915,400		China Dongxiang Group Co	509
930,000		China Lilang Ltd	776
1,131,000	*,†,m	China Longevity Group Co Ltd	1
10,700		Chofu Seisakusho Co Ltd	252
1,223		Christian Dior S.A.	392
808,356		Cie Financiere Richemont S.A.	73,994
944,000	e	Citychamp Watch & Jewellery Group Ltd	219
85,000		Clarion Co Ltd	336
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,697	*	Clarus Corp	$313
7,500		Cleanup Corp	60
1,252,822		Coach, Inc	50,464
55,978		Columbia Sportswear Co	3,447
1,321,500		Consorcio ARA, S.A. de C.V.	462
6,800		Corona Corp	71
424,000	e,g	Cosmo Lady China Holdings Co Ltd	167
208,158	g	Countryside Properties plc	968
711,961		Crest Nicholson Holdings plc	5,269
476,090	*	CROCS, Inc	4,618
422,680		Crompton Greaves Consumer Electricals Ltd	1,353
16,785		CSS Industries, Inc	484
1,611		Cuckoo Electronics Co Ltd	180
19,621		Culp, Inc	643
3,157,300		Cyrela Brazil Realty S.A.	13,757
117,630	*	Deckers Outdoor Corp	8,047
50,453		De'Longhi S.p.A.	1,625
14,532	*	Delta Apparel, Inc	313
4,783		Delta-Galil Industries Ltd	151
25,690		Descente Ltd	351
415,150		DFS Furniture plc	1,224
1,100,000		Direcional Engenharia S.A.	2,028
17,404		Dorel Industries, Inc (Class B)	416
1,422,073		DR Horton, Inc	56,783
36,527		Duni AB	574
181,468		Eclat Textile Co Ltd	2,213
953,042	e	Electrolux AB (Series B)	32,438
21,582		Escalade, Inc	294
47,437		Ethan Allen Interiors, Inc	1,537
92,400		Even Construtora e Incorporadora S.A.	162
40,635		Ez Tec Empreendimentos e Participacoes S.A.	289
331,672		Feng TAY Enterprise Co Ltd	1,512
6,400	e	Fields Corp	64
7,140		Fila Korea Ltd	427
13,148		Flexsteel Industries, Inc	667
719		Forbo Holding AG.	1,149
1,731,852		Formosa Taffeta Co Ltd	1,744
194,691		Forus S.A.	815
81,243	*,e	Fossil Group, Inc	758
13,091		Foster Electric Co Ltd	265
14,700		France Bed Holdings Co Ltd	136
339,999	*,e,m	Fuguiniao Co Ltd	0	^
95,900		Fujibo Holdings Inc	3,312
37,000		Fujitsu General Ltd	749
9,400	e	Funai Electric Co Ltd	73
203,831		Garmin Ltd	11,001
53,241	e	Geox S.p.A.	227
15,891	e	Gerry Weber International AG.	198
307,439		Giant Manufacturing Co Ltd	1,447
85,241	*	G-III Apparel Group Ltd	2,474
357,413		Gildan Activewear, Inc	11,169
22,052,000	*	Global Brands Group Holding Ltd	2,128
3,400		Goldwin, Inc	243
548,000		Goodbaby International Holding	303
381,943	*,e	GoPro, Inc	4,205
47,676	*	Green Brick Partners, Inc	472
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,500		Guararapes Confeccoes S.A.	$260
237,354		GUD Holdings Ltd	2,034
97,200		Gunze Ltd	4,443
1,260,944		Haier Electronics Group Co Ltd	3,086
9,290		Handsome Co Ltd	251
1,100,581	e	Hanesbrands, Inc	27,118
94,528		Hansae Co Ltd	2,008
32,954		Hansae Yes24 Holdings Co Ltd	262
10,925		Hanssem Co Ltd	1,447
399,095		Hasbro, Inc	38,980
471,700		Haseko Corp	6,295
697,648		Hefei Meiling Co Ltd	403
100,200	e	Heiwa Corp	1,986
93,656	*	Helen of Troy Ltd	9,075
14,168,000	*,e	HengTen Networks Group Ltd	529
21,763		Hermes International	10,980
18,442		Himatsingka Seide Ltd	93
239,000		Hisense Kelon Electrical Holdings Co Ltd	262
4,625		Hitachi Home & Life Solutions India Ltd	143
18,419	*,e	HLB, Inc	324
73,836		Hooker Furniture Corp	3,526
504,000	e	Hosa International Ltd	151
695,271	*,e	Hovnanian Enterprises, Inc (Class A)	1,342
223,463	e	HS Industries Co Ltd	1,880
40,035		Hugo Boss AG.	3,533
322,755		Husqvarna AB (B Shares)	3,324
6,732		Hwaseung Enterprise Co Ltd	93
18,669		Hyundai Livart Furniture Co Ltd	369
5,264	e	IC Companys AS	114
89,589	*	Iconix Brand Group, Inc	510
167,325		Iida Group Holdings Co Ltd	2,985
988		Ilshin Spinning Co Ltd	101
37,911		Indo Count Industries Ltd	58
55,087	*	Installed Building Products Inc	3,570
116,624	*,e	iRobot Corp	8,987
30,600		Japan Wool Textile Co Ltd	276
29,983	*,e	Jayjun Cosmetic Co Ltd	179
84,549	*	Jimmy Choo plc	260
132,499	*	Jinshan Development & Construction Co Ltd	131
323,372		JM AB	10,173
73,430		Johnson Health Tech Co Ltd	88
15,518		Johnson Outdoors, Inc	1,137
94,000		JVC KENWOOD Holdings, Inc	272
10,488		Kaufman & Broad S.A.	506
164,517	e	KB Home	3,968
2,709,000		Kinpo Electronics	921
46,244		KMC Kuei Meng International In	200
462,200	*	Konka Group Co Ltd	193
14,008		KPR Mill Ltd	162
103,000		Kurabo Industries Ltd	283
6,014		Kyungbang Ltd	74
11,257		LA Opala RG Ltd	86
637,904		Lao Feng Xiang Co Ltd	2,466
258,310		La-Z-Boy, Inc	6,949
776		Lealea Enterprise Co Ltd	0	^
425,682		Leggett & Platt, Inc	20,318
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,242		Lennar Corp (B Shares)	$1,138
433,279		Lennar Corp (Class A)	22,877
89,129		LG Electronics, Inc	6,437
54,286		LG Fashion Corp	1,216
32,048	*,e	LGI Homes, Inc	1,557
51,584		Li Cheng Enterprise Co Ltd	104
985,020	*	Li Ning Co Ltd	882
167,965	*	Li Peng Enterprise Co Ltd	46
149,822		Libbey, Inc	1,387
38,722		Lifetime Brands, Inc	709
1,206,000	e	Lisi Group Holdings Ltd	198
2,182		LPP S.A.	4,887
391,414	*	Lululemon Athletica, Inc	24,366
501,650		Luthai Textile Co Ltd	567
131,048		Luxottica Group S.p.A.	7,333
482,313		LVMH Moet Hennessy Louis Vuitton S.A.	133,329
174,126	*	M/I Homes, Inc	4,654
121,735		Makalot Industrial Co Ltd	533
36,067	*	Malibu Boats Inc	1,141
4,477,600		Man Wah Holdings Ltd	4,018
6,442	*,†,m	Mariella Burani S.p.A.	0
16,065		Marine Products Corp	258
6,900		Mars Engineering Corp	145
804,566		Matsushita Electric Industrial Co Ltd	11,676
3,137,768	e	Mattel, Inc	48,573
321,600		MC Group PCL	148
119,552		MCBC Holdings, Inc	2,436
290,112	g	McCarthy & Stone plc	581
99,727		MDC Holdings, Inc	3,312
204,084		Merida Industry Co Ltd	891
75,566	*	Meritage Homes Corp	3,355
692,919	*	Michael Kors Holdings Ltd	33,156
75,500	e	Misawa Homes Co Ltd	634
57,000		Mitsui Home Co Ltd	371
10,800		Mizuno Corp	307
393,860	*	Mohawk Industries, Inc	97,484
1,008,819		Moncler S.p.A	29,148
29,190		Movado Group, Inc	817
1,246,065		MRV Engenharia e Participacoes S.A.	5,414
7,681		Nacco Industries, Inc (Class A)	659
247,935		Namco Bandai Holdings, Inc	8,518
31,000		Nan Liu Enterprise Co Ltd	160
55,289	*	Nautilus, Inc	934
87,556	*	New Home Co Inc	977
101,963		New Wave Group AB (B Shares)	726
1,529,029		Newell Rubbermaid, Inc	65,244
455,129	m	Nien Hsing Textile Co Ltd	348
532,000		Nien Made Enterprise Co Ltd	5,463
3,827,204	n	Nike, Inc (Class B)	198,441
43,824		Nikon Corp	760
63,224		Nobia AB	631
32,169	*	NVR, Inc	91,842
729,531		Onward Kashiyama Co Ltd	5,552
853,218		Oriental Weavers	916
800,018	g	OVS S.p.A	6,112
31,708		Oxford Industries, Inc	2,015
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

317,000	*,e,g	Ozner Water International Holding Ltd	$82
614,778		Pacific Textile Holdings Ltd	632
7,523		Page Industries Ltd	2,124
30,379		Pandora AS	3,004
402,000	*,†,m	Peace Mark Holdings Ltd	0
11,863		Pegas Nonwovens S.A.	496
49,391	*	Perry Ellis International, Inc	1,169
647,602		Persimmon plc	22,412
237,932	*	Peter England Fashions and Retail Ltd	595
262,319		Photo-Me International PLC	612
20,656	*,m	PIK Group (GDR)	114
199,000	*	Pioneer Corp	370
81,048,570		Playmates Holdings Ltd	11,828
42,370	e	Polaris Industries, Inc	4,433
89,718		Pool Corp	9,705
2,127,341		Pou Chen Corp	2,675
12,269,383		Prada S.p.A	42,971
25,200		Pressance Corp	341
122,731,800		PT Sri Rejeki Isman Tbk	3,174
1,555,696		Pulte Homes, Inc	42,517
332,208		PVH Corp	41,878
218,000	e	Q Technology Group Co Ltd	396
176,457		Rajesh Exports Ltd	2,215
131,458		Ralph Lauren Corp	11,606
68,083		Raymond Ltd	848
1,227,448		Redrow plc	9,745
240,000	e,g	Regina Miracle International Holdings Ltd	208
23,797		Rinnai Corp	2,038
481,956		Ruentex Industries Ltd	716
17,660	*	Safilo Group S.p.A.	118
31,166	e	Salvatore Ferragamo Italia S.p.A	876
667,000		Sampo Corp	325
33,000		Sangetsu Co Ltd	567
58,421		Sankyo Co Ltd	1,864
16,328		SEB S.A.	2,997
149,117		Sega Sammy Holdings, Inc	2,084
18,800		Seiko Holdings Corp	424
818,330		Seiren Co Ltd	15,083
426,353		Sekisui Chemical Co Ltd	8,400
1,529,509		Sekisui House Ltd	25,781
74,277	*,e	Sequential Brands Group, Inc	222
320,000		Shanghai Haixin Group Co	224
57,000		Shanghai Kai Kai Industrial Co Ltd	62
156,393	*,e	Sharp Corp	4,730
171,500	*	Shenzhen China Bicycle Co Holdings Ltd	68
717,124		Shenzhou International Group Holdings Ltd	5,624
21,945		Shimano, Inc	2,923
1,127		Sintex Industries Ltd	0	^
5,723		Sioen Industries NV	192
807,201	*	Skechers U.S.A., Inc (Class A)	20,253
1,262,913	e	Skyworth Digital Holdings Ltd	647
38,572	*	SodaStream International Ltd	2,563
5,957,048		Sony Corp	222,249
185,342		Sony Corp (ADR)	6,921
657,598	*,g	Spin Master Corp	25,392
9,093		SRF Ltd	215
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,000	e	SRI Sports Ltd	$342
86,200		Starts Corp, Inc	2,218
4,322,658		Steinhoff International Holdings NV	19,212
144,870		Steinhoff International Holdings NV (GR)	646
238,578	*	Steven Madden Ltd	10,330
31,857	e	Sturm Ruger & Co, Inc	1,647
462,654		Sumitomo Forestry Co Ltd	7,246
16,811		Superior Uniform Group, Inc	385
13,998		Surteco SE	428
19,920		Swatch Group AG.	8,301
279,928		Swatch Group AG. (Registered)	22,320
11,215		Symphony Ltd	233
756,602		Tainan Spinning Co Ltd	335
157,600		Taiwan Paiho Ltd	726
9,500		Tamron Co Ltd	184
1,198,298	*	Tatung Co Ltd	491
547,378	*	Taylor Morrison Home Corp	12,070
5,004,748		Taylor Wimpey plc	13,117
222,000	e	TCL Multimedia Technology Holdings Ltd	106
442,639	g	Technogym S.p.A	3,926
974,500		Techtronic Industries Co	5,217
17,716		Ted Baker plc	629
71,203		Telford Homes plc	380
567,047	*,e	Tempur Sealy International, Inc	36,586
1,446,000		Texhong Textile Group Ltd	1,970
502,000		Texwinca Holdings Ltd	302
230,605		Thomson	796
191,249	g	Thule Group AB	4,114
465,714		Titan Industries Ltd	4,171
6,452	e	Tod's S.p.A.	458
30,990		Token Corp	3,695
385,976		Toll Brothers, Inc	16,006
78,622	*	TomTom NV	854
51,568		Tomy Co Ltd	713
117,521	*	TopBuild Corp	7,659
52,000		Topkey Corp	161
63,000		Toung Loong Textile Manufacturing	171
303,864	*	TRI Pointe Homes, Inc	4,196
15,156		Trigano S.A.	2,350
45,300		TSI Holdings Co Ltd	360
169,703		Tsutsumi Jewelry Co Ltd	2,931
1,999		TTK Prestige Ltd	192
175,631		Tupperware Corp	10,858
331,279	*,e	Under Armour, Inc	4,976
375,819	*,e	Under Armour, Inc (Class A)	6,193
29,741	*	Unifi, Inc	1,060
187,800	*	Unitika Ltd	1,479
27,026	*	Universal Electronics, Inc	1,713
53,000	e	Universal Entertainment Corp	1,559
3,870		VAN DE Velde	216
25,324		Vardhman Textiles Ltd	518
92,556	*	Vera Bradley, Inc	815
57,764	*	Vestel Elektronik Sanayi	122
640,316		VF Corp	40,705
42,821	*	Victoria plc	360
67,197	*	Videocon Industries Ltd	17
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

108,732	*	Vista Outdoor, Inc	$2,494
30,814		Wacoal Holdings Corp	880
534,188		Welspun India Ltd	560
13,190		Weyco Group, Inc	374
216,908		Whirlpool Corp	40,007
36,031		Whirlpool of India Ltd	708
46,091	*	William Lyon Homes, Inc	1,060
180,718		Wolverine World Wide, Inc	5,214
53,846		Woongjin Coway Co Ltd	4,426
178,731		Wuxi Little Swan Co Ltd	812
3,288,000	e	XTEP International Holdings	1,134
84,750		Yamaha Corp	3,129
10,600	e	Yondoshi Holdings, Inc	301
37,300	e	Yonex Co Ltd	278
14,252		Youngone Corp	406
8,297		Youngone Holdings Co Ltd	369
791,907		Yue Yuen Industrial Holdings	3,022
604,000	*,e	Yuxing InfoTech Investment Holdings Ltd	52
103,590	*	Zagg, Inc	1,632
141,764		Zeng Hsing Industrial Co Ltd	615
60,100		Zhonglu Co Ltd	96
26,700	e	Zojirushi Corp	256
		TOTAL CONSUMER DURABLES & APPAREL	2,491,221

CONSUMER SERVICES - 2.1%
14,200	*,e	500.com Ltd (ADR)	156
483,933		888 Holdings plc	1,665
369,897		AA plc	841
32,509	*,g	AcadeMedia AB	259
4,001,598		Accor S.A.	199,013
15,037,400		Accordia Golf Trust	8,093
119,418	*	Adtalem Global Education, Inc	4,281
664,881		Advtech Ltd	869
3,900		Aeon Fantasy Co Ltd	132
95,637	e	Ainsworth Game Technology Ltd	192
1,071,000		Ajisen China Holdings Ltd	487
353,302		Alsea SAB de C.V.	1,299
98,000		Ambassador Hotel	76
31,737	*	American Public Education, Inc	668
1,708,055		ARAMARK Holdings Corp	69,364
8,100		ARCLAND SERVICE Co Ltd	170
3,324,776	*	Arcos Dorados Holdings, Inc	33,414
296,723	e	Ardent Leisure Group	424
839,654		Aristocrat Leisure Ltd	13,869
47,897	*	Ascent Media Corp (Series A)	625
55,300	e	Atom Corp	413
314,770		Autogrill S.p.A.	4,094
30,284	*,g	Basic-Fit NV	669
1,572,552	*	Belmond Ltd.	21,465
79,625		Benesse Holdings Inc	2,873
560,100		Berjaya Sports Toto BHD	328
28,415	e	bet-at-home.com AG.	3,984
71,641		Betsson AB	654
42,036	*	BJ's Restaurants, Inc	1,280
2,465,200	*	Bloomberry Resorts Corp	519
406,983		Bloomin' Brands, Inc	7,163
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

83,931		Bob Evans Farms, Inc	$6,506
55,985	*	Bojangles', Inc	756
161,007		Boyd Gaming Corp	4,194
163,053	*	Bridgepoint Education, Inc	1,565
132,432	*	Bright Horizons Family Solutions	11,417
293,803	e	Brinker International, Inc	9,361
5,500	e	BRONCO BILLY Co Ltd	132
89,326	*	Buffalo Wild Wings, Inc	9,442
92,421	*	Caesars Acquisition Co	1,982
284,438	*,e	Caesars Entertainment Corp	3,797
272,000		Cafe de Coral Holdings Ltd	848
34,722	*	Cambium Learning Group, Inc	230
51,207		Capella Education Co	3,592
84,136		Cara Operations Ltd	1,645
227,404	*	Career Education Corp	2,363
2,107,356		Carnival Corp	136,072
211,004		Carnival plc	13,418
95,789		Carriage Services, Inc	2,452
151,950	*	Carrols Restaurant Group, Inc	1,656
47,784	*	Century Casinos, Inc	392
86,269		Cheesecake Factory	3,634
179,276	*,e	Chegg, Inc	2,660
42,779	*,e	Cherry AB	283
5,020,000	*	China LotSynergy Holdings Ltd	122
2,098,000		China Maple Leaf Educational Systems Ltd	2,352
1,458,000	e	China Travel International Inv HK	534
552,000	g	China Yuhua Education Corp Ltd	275
49,710	*,e	Chipotle Mexican Grill, Inc (Class A)	15,302
27,504		Choice Hotels International, Inc	1,758
25,912		Churchill Downs, Inc	5,343
32,185	*	Chuy's Holdings, Inc	678
10,336		Cie des Alpes	329
52,696		City Lodge Hotels Ltd	541
744,288	*	Codere S.A.	317
17,308		Collectors Universe	415
35,800		Colowide Co Ltd	659
923,719		Compass Group plc	19,599
45,725	e	Corporate Travel Management Lt	786
102,748		Cox & Kings India Ltd	436
36,965	e	Cracker Barrel Old Country Store, Inc	5,605
25,700	e	Create Restaurants Holdings, Inc	267
414,580		Crown Resorts Ltd	3,686
96,342	*,e	Curro Holdings Ltd	269
387,000		CVC Brasil Operadora e Agencia de Viagens S.A.	5,004
103,988		Daekyo Co Ltd	754
113,000		Dahan Development Corp	259
5,500	e	Daisyo Corp	83
122,203	*	Dalata Hotel Group plc	799
244,149		Darden Restaurants, Inc	19,234
113,145	*	Dave & Buster's Entertainment, Inc	5,938
62,502	*	Del Frisco's Restaurant Group, Inc	909
63,202	*	Del Taco Restaurants, Inc	970
45,485		Delta Corp Ltd	136
205,167	*	Denny's Corp	2,554
30,966		Dignity plc	957
33,684	e	DineEquity, Inc	1,448
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,227	e	DO & CO AG.	$207
40,932	e	Domino's Pizza Enterprises Ltd	1,475
303,411		Domino's Pizza Group plc	1,262
70,869		Domino's Pizza, Inc	14,071
5,512,147	e	Donaco International Ltd	1,816
18,400		Doutor Nichires Holdings Co Ltd	395
122,791	*,e	Drive Shack, Inc	443
3,265,470	*	Dubai Parks & Resorts PJSC	677
259,634		Dunkin Brands Group, Inc	13,781
1,734,800		Dynam Japan Holdings Co Ltd	2,645
127,910		EIH Ltd	265
38,577	*	El Pollo Loco Holdings, Inc	469
87,427	*,e	Eldorado Resorts, Inc	2,243
324,963	g	Elior Participations S.C.A	8,610
4,168	*	Emerson Pacific, Inc	89
2,315,000		Emperor Entertainment Hotel Ltd	567
7,347	*,e	Empire Resorts, Inc	164
193,168		EnerCare, Inc	3,166
680,817	*	Enterprise Inns plc	1,254
1,281,100		Erawan Group PCL	256
272,900		Estacio Participacoes S.A.	2,670
19,003	g	Evolution Gaming Group AB	1,213
1,360,035		Extended Stay America, Inc	27,201
38,000		Fairwood Holdings Ltd	153
135,390	*	Famous Brands Ltd	1,167
51,348	*,e	Fiesta Restaurant Group, Inc	976
103,508	e	Flight Centre Travel Group Ltd	3,663
512,804	*	Fogo De Chao, Inc	6,359
39,990		Formosa International Hotels Corp	203
579,000	e	Fu Shou Yuan International Group Ltd	383
14,000	e	Fuji Kyuko Co Ltd	312
3,800	e	Fujita Kanko, Inc	121
315,412		G8 Education Ltd	1,009
26,500		GAEC Educacao S.A.	193
2,585,155		Galaxy Entertainment Group Ltd	18,276
5,562,392		Genting BHD	12,589
9,177,493		Genting Singapore plc	7,936
241,730		Gold Reef Resorts Ltd	361
21,620		Golden Entertainment, Inc	527
47,300		Gourmet Master Co Ltd	504
4,748		Graham Holdings Co	2,778
112,473	*	Grand Canyon Education, Inc	10,215
20,385		Grand Korea Leisure Co Ltd	422
84,617	*	Great Canadian Gaming Corp	2,177
190,853		Greene King plc	1,399
382,384		Greggs plc	6,390
207,940		GVC Holdings plc	2,287
964,439		H&R Block, Inc	25,538
40,017	*,e	Habit Restaurants, Inc	522
854,000	*,g	Haichang Holdings Ltd	218
6,365		Hana Tour Service, Inc	479
10,680		Hiday Hidaka Corp	297
247,017	*	Hilton Grand Vacations, Inc	9,542
77,652		Hilton Worldwide Holdings, Inc	5,393
48,000		Hiramatsu Inc	260
25,900		HIS Co Ltd	818
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

697,200	*,e	Hoteles City Express SAB de C.V.	$835
429,566	*	Houghton Mifflin Harcourt Co	5,176
182,675		Huangshan Tourism Development Co Ltd	288
115,831	*	Hyatt Hotels Corp	7,157
7,600	e	Ichibanya Co Ltd	316
76,522		IDP Education Ltd	339
612,364		ILG, Inc	16,369
422,343		Indian Hotels Co Ltd	753
60,630		InterContinental Hotels Group plc	3,207
334,997		International Game Technology plc	8,224
111,481		International Speedway Corp (Class A)	4,013
252,630		Invocare Ltd	3,118
26,292	*	J Alexander's Holdings, Inc	305
165,298		Jack in the Box, Inc	16,847
32,036	*,e	Jackpotjoy plc	347
443,207		Jollibee Foods Corp	2,127
21,573		Jubilant Foodworks Ltd	461
134,539	*	K12, Inc	2,400
13,854	*,e	Kambi Group plc	134
119,915		Kangwon Land, Inc	3,669
14,200	e	Kappa Create Co Ltd	159
12,600	e	Kisoji Co Ltd	307
34,300	*	KNT-CT Holdings Co Ltd	640
32,100	e	KOMEDA Holdings Co Ltd	536
13,300		Koshidaka Holdings Co Ltd	397
2,696,245		Kroton Educacional S.A.	17,069
7,300		Kura Corp	326
18,300	e	Kyoritsu Maintenance Co Ltd	547
412,510	*	La Quinta Holdings, Inc	7,219
885,525		Ladbrokes plc	1,449
595,965		Las Vegas Sands Corp	38,237
71,158	*	Laureate Education, Inc	1,035
339,354	g	LeoVegas AB	2,875
170,000	e	Li Bao GE Group Ltd	150
12,561		Liberty Tax, Inc	181
38,711	*	Lindblad Expeditions Holdings, Inc	414
1,231,000	*,e	Macau Legend Development Ltd	202
532,900		Magnum BHD	228
24,721		Mahindra Holidays & Resorts India Ltd	129
183,963	e	Mantra Group Ltd	461
95,084		Marcus Corp	2,634
1,113,305		Marriott International, Inc (Class A)	122,753
67,950		Marriott Vacations Worldwide Corp	8,462
388,522		Marston's plc	566
4,800		Matsuya Foods Co Ltd	182
1,200,000		Max's Group, Inc	477
2,101,278		McDonald's Corp	329,228
117,153		McDonald's Holdings Co Japan Ltd	5,183
14,000		Meiko Network Japan Co Ltd	199
3,357,647		Melco Crown Entertainment Ltd (ADR)	80,986
568,000		Melco International Development	1,645
30,793,700	*	Melco Resorts And Entertainment Philippines Corp	4,602
69,931		Melia Hotels International S.A.	1,011
1,261,344	g	Merlin Entertainments plc	7,528
649,700	e	MGM China Holdings Ltd	1,559
3,151,198		MGM Resorts International	102,698
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1		Minor International PCL (ADR)	$0	^
2,372,808		Minor International PCL (Foreign)	2,899
128,101		Mitchells & Butlers plc	433
10,110		Modetour Network, Inc	214
50,169	*	Monarch Casino & Resort, Inc	1,983
15,600	e	MOS Food Services, Inc	486
9,910		MTY Food Group, Inc	388
8,625	*	Nathan's Famous, Inc	638
147,702		Navitas Ltd	526
72,046	*	NET Holding AS	47
133,898		New Oriental Education & Technology Group (ADR)	11,818
144,507		NH Hoteles S.A.	969
25,524	*,e	Noodles & Co	112
117,832	*	Norwegian Cruise Line Holdings Ltd	6,369
7,500		Ohsho Food Service Corp	301
192,571		OPAP S.A.	2,037
111,200		Oriental Land Co Ltd	8,478
332,400		Overseas Union Enterprise Ltd	478
12,447		Paddy Power plc	1,242
65,560		Pandox AB	1,248
82,884	e	Papa John's International, Inc	6,056
30,267	e	Paradise Co Ltd	401
1,000,000	g	Parques Reunidos Servicios Centrales SAU	15,128
328,101	*,e	Penn National Gaming, Inc	7,674
3,489	*	Pierre & Vacances	188
161,827	*	Pinnacle Entertainment, Inc	3,449
162,177		Planet Fitness, Inc	4,376
71,400		Plenus Co Ltd	1,578
40,131	*	Potbelly Corp	498
5,590,000		Premium Leisure Corp	177
95,300		Prestariang BHD	40
172,334		Rank Group plc	513
17,185		RCI Hospitality Holdings, Inc	425
37,003	*	Red Lion Hotels Corp	320
24,822	*,e	Red Robin Gourmet Burgers, Inc	1,663
929,784		Red Rock Resorts, Inc	21,534
153,993	*	Regis Corp	2,197
3,071,029		Resorts World BHD	3,914
53,300		Resorttrust, Inc	954
1,091,478	e	Restaurant Brands International, Inc	69,724
181,498		Restaurant Brands International, Inc (Toronto)	11,596
124,219		Restaurant Group plc	503
87,922	e	Retail Food Group Ltd	296
30,482		Rezidor Hotel Group AB	122
13,400	e	Ringer Hut Co Ltd	305
41,200		Round One Corp	554
190,363		Royal Caribbean Cruises Ltd	22,566
17,100		Royal Holdings Co Ltd	431
115,546	*	Ruby Tuesday, Inc	247
173,048		Ruth's Chris Steak House, Inc	3,625
17,700		Saizeriya Co Ltd	487
2,002,495		Sands China Ltd	10,473
438,879	g	Scandic Hotels Group AB	6,023
176,798	*	Scientific Games Corp (Class A)	8,106
129,900	*,e	SeaWorld Entertainment, Inc	1,687
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

239,200	g	Ser Educacional S.A.	$2,356
465,759		Service Corp International	16,069
457,802	*	ServiceMaster Global Holdings, Inc	21,393
42,386	*,e	Shake Shack, Inc	1,409
3,482,000		Shanghai Jinjiang International Hotels Group Co Ltd	1,305
52,049		Shanghai Jinjiang International Travel Co Ltd	164
992,120		Shangri-La Asia Ltd	1,841
1,207		Shinsegae Food Co Ltd	136
61,624		Six Flags Entertainment Corp	3,755
1,753,148		SJM Holdings Ltd	1,611
36,376		SkiStar AB (Series B)	849
419,133		Sky City Entertainment Group Ltd	1,135
78,600		Skylark Co Ltd	1,162
16,559		Sodexho Alliance S.A.	2,064
79,027	e	Sonic Corp	2,011
73,294	*	Sotheby’s (Class A)	3,380
57,539		Speedway Motorsports, Inc	1,226
1,121,594		SSP Group plc	8,082
9,300		St Marc Holdings Co Ltd	274
482,715		Star Entertainment Grp Ltd	1,990
4,045,455		Starbucks Corp	217,281
140,330	*	Stars Group, Inc	2,868
1,945	*	Steak N Shake Co	648
20,031		Strayer Education, Inc	1,748
23,300		Studio Alice Co Ltd	564
71,925		Sun International Ltd	272
574,227		Tabcorp Holdings Ltd	1,925
278,026		TAL Education Group (ADR)	9,372
62,200	e	Tarena International, Inc (ADR)	905
914,945		Tattersall’s Ltd	2,862
60,744	*,g	Telepizza Group S.A.	348
128,309		Texas Roadhouse, Inc (Class A)	6,305
1,524,696		Thomas Cook Group plc	2,459
64,102		Thomas Cook India Ltd	242
54,800		Tokyo Dome Corp	506
9,800		Tokyotokeiba Co Ltd	295
15,700		Toridoll.corp	473
10,000	e	Tosho Co Ltd	246
301,867		TUI AG.	5,132
546,159		TUI AG. (DI)	9,268
17,700	*,e	Tuniu Corp (ADR)	138
586,355		Unibet Group plc (ADR)	6,746
55,677		Vail Resorts, Inc	12,701
13,200	e	Watami Co Ltd	176
143,587	*,e	Weight Watchers International, Inc	6,253
610,689		Wendy’s	9,484
56,313		Wetherspoon (J.D.) plc	947
34,349		Whitbread plc	1,734
607,616		William Hill plc	2,055
522,601	e	Wingstop, Inc	17,376
448,000	e	Wisdom Education International Holdings Co Ltd	241
38,220		Wowprime Corp	203
225,473		Wyndham Worldwide Corp	23,767
1,718,371		Wynn Macau Ltd	4,647
619,668		Wynn Resorts Ltd	92,281
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,300	e	Yomiuri Land Co Ltd	$770
8,233		Yong Pyong Resort Co Ltd	80
39,900	e	Yoshinoya D&C Co Ltd	658
1,847,032	*	Yum China Holdings, Inc	73,826
500,339		Yum! Brands, Inc	36,830
24,169		Zeal Network SE	741
101,800	e	Zensho Co Ltd	1,839
720,432	*,e	Zoe’s Kitchen, Inc	9,099
		TOTAL CONSUMER SERVICES	2,609,838

DIVERSIFIED FINANCIALS - 3.5%
926,596		3i Group plc	11,344
73,994		ABC Arbitrage	538
19,828		Ackermans & Van Haaren	3,478
860,330	*,e	Acom Co Ltd	3,338
84,000	*	Aditya Birla Capital Ltd	236
145,800		Aeon Credit Service M BHD	443
41,148		AEON Financial Service Co Ltd	861
97,386		Affiliated Managers Group, Inc	18,487
52,739		AG Mortgage Investment Trust	1,015
115,666		AGF Management Ltd	750
809,228		AGNC Investment Corp	17,544
972,600	*,e	Aiful Corp	3,247
40		AIRA Capital Co Ltd	0	^
103,955		Aker ASA (A Shares)	4,271
1,905,399		Al Waha Capital PJSC	892
22,839	e	Alaris Royalty Corp	377
1,101,025		Alexander Forbes Group Holdings Ltd	549
126,953	*	Allied Minds plc	230
1,276,190		Ally Financial, Inc	30,960
69,281		Altamir Amboise	1,253
1,019,696		Amanat Holdings PJSC	317
2,073,310		American Express Co	187,552
867,068		Ameriprise Financial, Inc	128,768
3,384,175		AMP Ltd	12,851
624,105	g	Amundi S.A.	51,892
1,950,738	g	Anima Holding S.p.A	15,764
2,019,384		Annaly Capital Management, Inc	24,616
184,251		Anworth Mortgage Asset Corp	1,107
460,712	e	Apollo Commercial Real Estate Finance, Inc	8,343
115,886		Ares Commercial Real Estate Corp	1,542
42,448	e	Arlington Asset Investment Corp (Class A)	540
78,124	e	ARMOUR Residential REIT, Inc	2,102
102,867		Arrow Global Group plc	590
150,173		Artisan Partners Asset Management, Inc	4,896
1,016,297		Ashmore Group plc	4,623
12,981	*,†,m	Asia Pacific Investment Partners Limited	93
10,763	e	Associated Capital Group, Inc	384
18,289	e	Aurelius AG.	1,203
358,393		Australian Stock Exchange Ltd	14,772
14,378		Avanza AB	602
325,071		Ayala Corp	6,212
2,215	*,†,m	Ayala Corp Preferred	0	^
70,203		Azimut Holding S.p.A.	1,521
39,058		B. Riley Financial, Inc	666
139,657	e	B2Holding ASA	331
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

279,062		Bajaj Finance Ltd	$7,869
311,474		Banca Generali S.p.A	10,818
123,265		Banca IFIS S.p.A.	6,748
159,453		Banca Mediolanum S.p.A	1,396
3,346,518		Bank of New York Mellon Corp	177,432
678,087		BGC Partners, Inc (Class A)	9,812
39,593		BinckBank NV	205
181,037		BlackRock, Inc	80,940
466,391		Blackstone Group LP	15,563
132,212	e	Blackstone Mortgage Trust, Inc	4,101
2,073,653		BM&F Bovespa S.A.	15,681
698,300		Bolsa Mexicana de Valores S.A. de C.V.	1,168
84,510		Bolsas y Mercados Espanoles	2,917
358,343	*,e	Brait S.A.	1,419
307,929		Brewin Dolphin Holdings plc	1,442
382,000	e	Bright Smart Securities & Commodities Group Ltd	118
906,424		Brookfield Asset Management, Inc	37,427
10,302		BSE Ltd	154
643,662		BT Investment Management Ltd	5,597
56,768		Bure Equity AB	781
115,756		Burford Capital Ltd	1,605
257,100		Bursa Malaysia BHD	609
6,064	e	Callidus Capital Corp	50
195,130		Canaccord Financial, Inc	671
1,181,362		Capital First Ltd	13,295
1,286,038		Capital One Financial Corp	108,876
1,257,000		Capital Securities Corp	421
186,965		Capstead Mortgage Corp	1,804
242,449		CBOE Holdings, Inc	26,095
83,431		Cembra Money Bank AG.	7,299
31,301		Century Leasing System, Inc	1,410
120,998		Cerved Information Solutions S.p.A	1,431
4,966,123		Chailease Holding Co Ltd	11,996
531,572		Challenger Financial Services Group Ltd	5,211
1,010,509		Charles Schwab Corp	44,200
36,894		Cherry Hill Mortgage Investment Corp	668
471,495		Chimera Investment Corp	8,921
804,000		China Bills Finance Corp	393
9,481,105		China Cinda Asset Management Co Ltd	3,508
1,071,125		China Everbright Ltd	2,474
4,190,000	*,e	China Financial International Investments Ltd	127
6,455,045		China Galaxy Securities Co Ltd	5,688
6,950,000	g	China Huarong Asset Management Co Ltd	3,112
1,000,000	g	China International Capital Corp Ltd	2,038
1,294,000	*,e	China LNG Group Ltd	199
6,610,000	*	China Minsheng Financial Holding Corp Ltd	399
9,988,000	*,e	Chong Sing Holdings FinTech Gr	1,355
392,601		CI Financial Corp	8,587
2,601,415		CITIC Securities Co Ltd	5,741
5,073,816		ClearView Wealth Ltd	5,815
376,853		Close Brothers Group plc	7,452
329,200	g	CMC Markets plc	715
1,081,524		CME Group, Inc	146,741
67,514	*	Coface S.A.	726
40,676		Cohen & Steers, Inc	1,606
326,600		Concentradora Hipotecaria SAPI de C.V.	378
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

207,044		Coronation Fund Managers Ltd	$1,031
15,785		Corp Financiera Alba	964
55,861		Corp Financiera Colombiana S.A.	546
50,891	*	Cowen Group, Inc	906
86,742	*,e	Credit Acceptance Corp	24,303
22,917		Credit Analysis & Research Ltd	479
46,613	e	Credit Corp Group Ltd	704
75,664		Credit Saison Co Ltd	1,570
7,684,283		Credit Suisse Group	121,754
743,351		Credito Real SAB de C.V.	1,259
26,405		CRISIL Ltd	736
293,935		CYS Investments, Inc	2,540
381,860		Daewoo Securities Co Ltd	3,295
161,752		Daishin Securities Co Ltd	1,871
15,311		Daishin Securities Co Ltd PF	124
1,358,360		Daiwa Securities Group, Inc	7,700
10,157		Daou Data Corp	92
41,310		Daou Technology, Inc	639
60,281		DeA Capital S.p.A.	98
412,996		Deutsche Bank AG. (Registered)	7,149
7,371	*	Deutsche Beteiligungs AG.	397
51,525		Deutsche Boerse AG.	5,594
6,686		Diamond Hill Investment Group, Inc	1,420
926,000	*	Differ Group Holding Co Ltd	62
955,000	*,e	Dingyi Group Investment Ltd	62
612,395		Discover Financial Services	39,487
700,000	*,e,g	doBank S.p.A	9,084
131,571	*	Donnelley Financial Solutions, Inc	2,837
18,567	*,e	Dundee Corp	48
87,938		Dynex Capital, Inc	639
2,875,727	*	E*TRADE Financial Corp	125,410
363,631		Eaton Vance Corp	17,952
147,112		Eclipx Group Ltd	469
327,841		ECN Capital Corp	1,040
707,429		Edelweiss Capital Ltd	2,914
7,878		EFG Financial Products Holding AG.	483
231,658	e	EFG International	2,009
1,738,356		Egyptian Financial Group-Hermes Holding	2,183
269,311		Element Financial Corp	1,996
113,788	*,e	Elevate Credit, Inc	695
15,402		Ellington Residential Mortgage REIT	224
7,212,000	e	Emperor Capital Group Ltd	594
46,867	*,e	Encore Capital Group, Inc	2,076
6,696,000	e	Enerchina Holdings Ltd	153
353,848	*	Enova International, Inc	4,759
51,357	*	Eugene Investment & Securities Co Ltd	132
9,393		Eurazeo	840
1,047,569	g	Euronext NV	63,774
192,353		Evercore Partners, Inc (Class A)	15,436
96,206		EXOR NV	6,106
222,667	*	Ezcorp, Inc (Class A)	2,115
101,226		Factset Research Systems, Inc	18,232
4,550,276		Far East Horizon Ltd	4,279
1,092,000	*,e	FDG Kinetic Ltd	189
221,134	e	Federated Investors, Inc (Class B)	6,568
7,347	e	Ferratum Oyj	232
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,070		Fiera Capital Corp	$336
11,525		Fifth Street Asset Management, Inc	45
112,660		Financial Engines, Inc	3,915
418,200	e	Financial Products Group Co Ltd	4,651
2,718,785		First Pacific Co	2,174
154,899		FirstCash, Inc	9,782
4,125,433	e	FirstRand Ltd	15,864
159,306	e	FlexiGroup Ltd	195
67,880	g	Flow Traders	1,825
402,037	*	FNFV Group	6,895
296,861		Franklin Resources, Inc	13,213
4,180,000	*	Freeman Financial Corp Ltd	247
9,546,461		Fubon Financial Holding Co Ltd	14,919
24,092,242		Fuhwa Financial Holdings Co Ltd	10,388
19,200		Fuyo General Lease Co Ltd	1,254
69,191		Gain Capital Holdings, Inc	442
8,086		GAMCO Investors, Inc (Class A)	241
928,462		Gentera SAB de C.V.	1,505
1,627,200		GF Securities Co Ltd	3,550
14,677		Gimv NV	902
75,647		Gluskin Sheff + Associates, Inc	1,140
704,293		Goldman Sachs Group, Inc	167,051
1,410,000	*	Good Resources Holdings Ltd	70
16,455	e	Granite Point Mortgage Trust, Inc	308
29,520		Great Ajax Corp	416
315,338	*	Green Dot Corp	15,634
52,320	e	Greenhill & Co, Inc	869
20,761		GRENKELEASING AG.	1,937
47,300		Group Lease PCL	33
207,100		Group Lease PCL (FO)	145
1,000,000		Group Lease PCL (NVDR)	702
66,455		Groupe Bruxelles Lambert S.A.	6,995
326,904		Grupo de Inversiones Suramericana S.A.	4,551
225,635		Grupo de Inversiones Suramericana S.A. (Preference)	3,087
114,435		GT Capital Holdings, Inc	2,617
276,500	e	Guolian Securities Co Ltd	141
8,188,800	e	Guotai Junan International Hol	2,625
1,879,015		Haci Omer Sabanci Holding AS	5,284
5,138,962		Haitong Securities Co Ltd	8,337
46,818		Hamilton Lane, Inc	1,257
15,946		Hankook Tire Worldwide Co Ltd	305
135,115		Hannon Armstrong Sustainable Infrastructure Capital, Inc	3,293
72,249	*	Hanwha Securities Co	178
383,283		Hargreaves Lansdown plc	7,606
42,874		Hellenic Exchanges S.A.	248
270,700		Hitachi Capital Corp	6,442
12,807		HMC Investment Securities Co Ltd	120
86,238	e,g	Hoist Finance AB	889
1,383,122		Hong Kong Exchanges and Clearing Ltd	37,355
158,527		Houlihan Lokey, Inc	6,203
752,500	*,e	Huarong International Financial Holdings Ltd	280
2,945,400	g	Huatai Securities Co Ltd	6,549
1,923	*	Hypoport AG.	339
54,700		IBJ Leasing Co Ltd	1,482
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

120,100		Ichiyoshi Securities Co Ltd	$1,178
2,562,109		IFCI Ltd	908
952,453		IG Group Holdings plc	8,186
307,046		IGM Financial, Inc	10,321
159,606		India Infoline Ltd	1,488
2,040,386		Indiabulls Housing Finance Ltd	37,773
100,007		Indiabulls Securities Ltd	392
32,471		Industrivarden AB	824
231,261		Infrastructure Development Finance Co Ltd	209
147,859		Interactive Brokers Group, Inc (Class A)	6,660
737,029		IntercontinentalExchange Group, Inc	50,634
211,862		Intermediate Capital Group plc	2,660
166,799		International Personal Finance plc	471
28,368	*	INTL FCStone, Inc	1,087
113,681		Inversiones La Construccion S.A.	1,798
416,689		Invesco Ltd	14,601
217,662		Invesco Mortgage Capital, Inc	3,729
1,153,350		Investec Ltd	8,349
109,753		Investec plc	802
44,061		Investment AB Kinnevik (B Shares)	1,439
15,813		Investment AB Oresund	264
68,030		Investment Technology Group, Inc	1,506
160,285		Investor AB (B Shares)	7,930
379,678		IOOF Holdings Ltd	3,328
265,445		iShares MSCI Canada Index Fund	7,682
1,339,553		iShares MSCI EAFE Index Fund	91,733
724,581	e	iShares MSCI Emerging Markets	32,468
161,300		J Trust Co Ltd	1,384
85,800		Jaccs Co Ltd	2,122
170,132		Jafco Co Ltd	8,712
82,128		Janus Henderson Group plc	2,861
1,770,500		Japan Securities Finance Co Ltd	9,544
1,263,346		Jih Sun Financial Holdings Co Ltd	302
128,670		JM Financial Ltd	273
196,741		JSE Ltd	1,800
239,917		Julius Baer Group Ltd	14,237
506,483		Julius Baer Holding AG.	7,851
1,313,848		Jupiter Investment Management Group Ltd	9,732
966,600		kabu.com Securities Co Ltd	2,942
85,723		KBC Ancora	5,049
7,146		KIWOOM Securities Co Ltd	453
18,880	e	KKR Real Estate Finance Trust, Inc	397
36,785		Korea Investment Holdings Co Ltd	1,973
8,412,400	*	Kresna Graha Investama PT Tbk	280
21,900		KRUK S.A.	1,761
51,000		Krungthai Card PCL	173
12,032		Kyobo Securities Co	94
12,600	e	Kyokuto Securities Co Ltd	171
252,074		L&T Finance Holdings Ltd	754
137,874		Ladder Capital Corp	1,900
475,132		Ladenburg Thalmann Financial Services, Inc	1,368
573,914		Lazard Ltd (Class A)	25,952
240,338		Legg Mason, Inc	9,448
610,936	*	LendingClub Corp	3,721
711,775		Leucadia National Corp	17,972
555,697		London Stock Exchange Group plc	28,533
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

379,144		LPL Financial Holdings, Inc	$19,552
28,718		Lundbergs AB (B Shares)	2,298
20,100	*,e	M&A Capital Partners Co Ltd	1,001
330,002		Macquarie Group Ltd	23,627
182,240		Magellan Financial Group Ltd	3,521
279,324		Mahindra & Mahindra Financial Services Ltd	1,766
11,196,578		Man Group plc	25,211
720,885		Manappuram General Finance & Leasing Ltd	1,070
109,655		MarketAxess Holdings, Inc	20,232
17,106		Marlin Business Services Corp	492
31,300	*	Marusan Securities Co Ltd	259
39,402,399	*,e	Mason Financial Holdings Ltd	536
401		Masterlink Securities Corp	0	^
235,000	e	Matsui Securities Co Ltd	1,772
16,340		Medley Management, Inc	100
183,457		Meritz finance Holdings Co Ltd	2,635
947,772		Meritz Securities Co Ltd	3,660
23,153,706		Metro Pacific Investments Corp	3,057
1,032,887		MFA Mortgage Investments, Inc	9,048
84,000		MIN XIN Holdings Ltd	58
577,651		Mitsubishi UFJ Lease & Finance Co Ltd	3,065
48,972		MLP AG.	338
204,655		Moelis & Co	8,810
1,615,700	e	Monex Beans Holdings, Inc	4,345
311,146		Moody’s Corp	43,315
7,512,418		Morgan Stanley	361,873
57,145		Morningstar, Inc	4,857
46,977		Motilal Oswal Financial Services Ltd	926
255,885		MSCI, Inc (Class A)	29,913
137,990		MTGE Investment Corp	2,677
462,000		Muangthai Leasing PCL	489
675,176	*	Multi Commodity Exchange of India Ltd	10,752
143,983		Muthoot Finance Ltd	1,048
260,996		NASDAQ OMX Group, Inc	20,245
835,991		Natixis	6,690
631,945		Navient Corp	9,492
38,887		Nelnet, Inc (Class A)	1,964
18,224	*,g	Netmarble Games Corp	2,411
801,789		New Residential Investment Corp	13,414
218,347	e	New York Mortgage Trust, Inc	1,343
73,847		NewStar Financial, Inc	867
388,099		NEX Group plc	3,446
10,586		NICE Holdings Co Ltd	161
23,209		NICE Information Service Co Ltd	167
16,500	*,e	Noah Holdings Ltd (ADR)	530
3,763,939		Nomura Holdings, Inc	21,119
149,647		Northern Trust Corp	13,757
3,417,866	e	NZX Ltd	2,916
95,000		Okasan Holdings, Inc	546
757,352		OM Asset Management plc	11,300
264,267	*,e	On Deck Capital, Inc	1,234
113,618	*	OneMain Holdings, Inc	3,203
157,398		Onex Corp	12,147
20,207		Oppenheimer Holdings, Inc	351
79,181	e	Orchid Island Capital, Inc	807
263,100	e	Orient Corp	428
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,445,976		ORIX Corp	$39,488
394,262		Osaka Securities Exchange Co Ltd	6,984
75		OSK Holdings BHD	0	^
27,543		Owens Realty Mortgage, Inc	502
148,016	e	OzForex Group Ltd	202
72,895		P2P Global Investments plc	786
17,020		Pargesa Holding S.A.	1,416
9,197		Partners Group	6,244
126,538		PennyMac Mortgage Investment Trust	2,200
481,246		Peregrine Holdings Ltd	1,041
517,000	*,†,m	Peregrine Investment Holdings	0
162,333		Perpetual Trustees Australia Ltd	6,617
40,695	*	Pico Holdings, Inc	680
147,853	*	Pioneers Holding	73
81,612		Piper Jaffray Cos	4,844
34,868		PJT Partners, Inc	1,336
489,350	e	Platinum Asset Mangement Ltd	2,331
383,291		Plus500 Ltd	4,607
1,203,160		Power Finance Corp Ltd	2,250
88,528	*	PRA Group, Inc	2,536
628,082		President Securities Corp	296
112,464	e	Provident Financial plc	1,252
80,717		PSG Group Ltd	1,396
128,527		PTC India Financial Services Ltd	73
101,741		Pzena Investment Management, Inc (Class A)	1,108
13,473		Qatar Industrial Manufacturing Co	149
1,352,500		Ratchthani Leasing PCL	264
41,603		Rathbone Brothers	1,446
125,719	e	Ratos AB (B Shares)	615
297,454		Raymond James Financial, Inc	25,084
195,796		Redwood Trust, Inc	3,190
19,140	*	Regional Management Corp	463
235,745		Reliance Capital Ltd	2,119
167,266	*,m	Reliance Home Finance Ltd	254
799,490		Remgro Ltd	12,134
38,027		Repco Home Finance Ltd	367
55,074		Resource Capital Corp	594
52,723	e,g	Resurs Holding AB	373
10,800		Ricoh Leasing Co Ltd	406
1,210,234		RMB Holdings Ltd	5,673
983,363		Rural Electrification Corp Ltd	2,306
697,651		S&P Global, Inc	109,050
35,638	*	Safeguard Scientifics, Inc	476
18,856		Salam International Investment Co	41
26,188		Samsung Card Co	844
71,875		Samsung Securities Co Ltd	2,176
523,993	*	Santander Consumer USA Holdings, Inc	8,054
246,100		Sawada Holdings Co Ltd	2,204
193,744		SBI Holdings, Inc	2,922
176,702		Schroders plc	7,949
392,532		SEI Investments Co	23,968
5	*,†,m	SFCG Co Ltd	0
235,000		Shenyin Wanguo HK Ltd	86
8,839		Shinyoung Securities Co Ltd	440
466,059		Shriram Transport Finance Co Ltd	7,538
15,603		Silvercrest Asset Management Group, Inc	227
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,081,727		Singapore Exchange Ltd	$5,902
176,654	*	SK Securities Co Ltd	180
683	*	SKS Microfinance Pvt Ltd	10
935,482	*	SLM Corp	10,730
768,475	*,†,e,m	SNS Reaal	9
21,637,743		Sociedad de Inversiones Oro Blanco S.A.	235
3,796		Societe Fonciere Financiere et de Participations FFP	467
13,033		Sofina S.A.	2,002
255,348		Sparx Group Co Ltd	470
9,000		SPDR Trust Series 1	2,261
233,385		Sprott, Inc	395
538,936		SREI Infrastructure Finance Ltd	848
381,879		Srisawad Corp PCL	688
428,697		St. James’s Place plc	6,589
3,161,184		Standard Life plc	18,376
875,719		Starwood Property Trust, Inc	19,021
1,618,311		State Street Corp	154,613
187,472		Stifel Financial Corp	10,022
5,629,000		Sun Hung Kai & Co Ltd	3,623
34,466		Sundaram Finance Ltd	891
6,215		Swissquote Group Holding S.A.	233
2,611,803		Synchrony Financial	81,096
552,639		T Rowe Price Group, Inc	50,097
2,522,366	e	Tai Fook Securities Group Ltd	1,460
245,000		Taiwan Acceptance Corp	822
140,706		Tamburi Investment Partners S.p.A.	985
10,515		Tata Investment Corp Ltd	136
168,178		TD Ameritrade Holding Corp	8,207
387,469		Thomson Corp (Toronto)	17,778
47,917		Tiptree Financial, Inc	299
79,426		TMX Group Ltd	4,488
809,880		Tokai Tokyo Securities Co Ltd	4,812
77,545	*	Tong Yang Investment Bank	227
18,819	*,e	TPG RE Finance Trust, Inc	372
231,035		Transaction Capital Ltd	260
364,839		Tullett Prebon plc	2,562
869,964		Two Harbors Investment Corp	8,769
1,929,704		UBS AG.	33,011
449,100	e	Unifin Financiera SAPI de C.V. SOFOM ENR	1,512
1,101,083		UOB-Kay Hian Holdings Ltd	1,092
78,877	*	Uranium Participation Corp	223
2,268		Value Line, Inc	40
631,000	e	Value Partners Group Ltd	573
20,910		Verusa Holding AS.	85
47,117	e	Virtu Financial, Inc	763
12,867		Virtus Investment Partners, Inc	1,493
13,676		Volati AB	105
106,875		Vontobel Holding AG.	6,876
149,369		Voya Financial, Inc	5,958
1,726		VZ Holding AG.	551
195,510	e	Waddell & Reed Financial, Inc (Class A)	3,924
43,985		Warsaw Stock Exchange	538
3,089,226		Waterland Financial Holdings	925
27,482		Wendel	4,452
73,154	e	Western Asset Mortgage Capital Corp	766
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,700		Westwood Holdings Group, Inc	$2,065
222,740	e	WisdomTree Investments, Inc	2,267
488,883		Woori Investment & Securities Co Ltd	5,839
11,741	*	World Acceptance Corp	973
32,075	e	ZAIS Financial Corp	504
1,239,490		Zeder Investments Ltd	536
108,200		Zenkoku Hosho Co Ltd	4,548
		TOTAL DIVERSIFIED FINANCIALS	4,279,633

ENERGY - 6.2%
1,076,455	*	Abraxas Petroleum Corp	2,024
5,397		Adams Resources & Energy, Inc	224
16,366,504		Adaro Energy Tbk	2,222
114,087	*	Advantage Oil & Gas Ltd	715
52,649		Aegis Logistics Ltd	190
92,072	*,e	Akastor ASA	202
149,207		Aker BP ASA	2,891
93,396	*	Aker Solutions ASA	496
126,816		AltaGas Income Trust	2,921
645,722		AMEC plc	4,417
695,572	*,e	Amerisur Resources plc	193
1,111,570		Anadarko Petroleum Corp	54,300
275,707	b	Andeavor	28,439
310,602	*,e	Antero Resources Corp	6,181
974,000	*,e	Anton Oilfield Services Group	97
100,000		AOC Holdings, Inc	388
649,377		Apache Corp	29,741
204,236	*,e	Approach Resources, Inc	513
1,385,651	e	ARC Resources Ltd	19,090
118,222	e	Arch Coal, Inc	8,481
430,412		Archrock, Inc	5,402
49,326	e	Ardmore Shipping Corp	407
261,092	*	Athabasca Oil Corp	234
150,873	*,e	Atwood Oceanics, Inc	1,417
1,247,712		Baker Hughes a GE Co	45,691
250,500		Bangchak Corp PCL	301
2,748,810		Banpu PCL (Foreign)	1,454
51,545	*	Basic Energy Services, Inc	995
650,317	*,e	Baytex Energy Trust	1,960
7,914,197		Beach Petroleum Ltd	5,159
1,386,747		Bharat Petroleum Corp Ltd	10,014
1,548,341	*	Bill Barrett Corp	6,642
139,296		Birchcliff Energy Ltd	675
244,570	*	Bonanza Creek Energy, Inc	8,068
168,118	e	Bonavista Energy Trust	402
15,756		Bonterra Oil & Gas Ltd	208
20,628	e	Bourbon S.A.	187
19,921,138		BP plc	127,615
312,879	e	BP plc (ADR)	12,024
4,650,000	e	Brightoil Petroleum Holdings Ltd	894
309,779	e	Bristow Group, Inc	2,896
1,814,700		Bumi Armada BHD	314
45,094	e,g	BW LPG Ltd	208
50,751	*	BW Offshore Ltd	178
161,660	*	C&J Energy Services, Inc	4,845
474,324		Cabot Oil & Gas Corp	12,688
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

361,230	*	Cairn Energy plc	$928
80,769	*,e	California Resources Corp	845
741,363	*,e	Callon Petroleum Co	8,333
431,571		Caltex Australia Ltd	10,889
210,648	e	Cameco Corp (Toronto)	2,034
333,412	*,e	Canacol Energy Ltd	1,109
1,381,545		Canadian Natural Resources Ltd (Canada)	46,271
46,479	*,e	CARBO Ceramics, Inc	401
364,718	e	Cardinal Energy Ltd	1,380
141,855	*,e	Carrizo Oil & Gas, Inc	2,430
1,678,615		Cenovus Energy, Inc	16,820
2,322,087		Cenovus Energy, Inc (Toronto)	23,281
234,555	*,e	Centennial Resource Development, Inc	4,215
185,575		CES Energy Solutions Corp	938
904,089	*	Cheniere Energy, Inc	40,720
187,292		Chennai Petroleum Corp Ltd	1,158
1,331,803	*,e	Chesapeake Energy Corp	5,727
5,714,696		Chevron Corp	671,477
176,800	e	China Aviation Oil Singapore Corp Ltd	209
3,810,419	e	China Coal Energy Co	1,807
2,221,826		China Oilfield Services Ltd	2,047
8,907,795		China Shenhua Energy Co Ltd	21,061
8,957,000		China Suntien Green Energy Cor	2,230
169,842		Cimarex Energy Co	19,306
1,210,385	*	Clean Energy Fuels Corp	3,002
137,628	*	Cloud Peak Energy, Inc	504
22,997,246		CNOOC Ltd	29,771
1,437,136		Coal India Ltd	5,965
118	*,e	Cobalt International Energy, Inc	0	^
2,845,795	*	Concho Resources, Inc	374,848
1,372,190		ConocoPhillips	68,678
546,672	*	Consol Energy, Inc	9,261
109,069	*	Contango Oil & Gas Co	549
2,541,763	*,e	Continental Resources, Inc	98,137
2,511	e	Core Laboratories NV	248
217,928		Cosan SA Industria e Comercio	2,491
314,800		Cosmo Energy Holdings Co Ltd	7,221
266,899	e	Crescent Point Energy Corp	2,143
89,867	*	Crew Energy, Inc	320
28,476	e	CVR Energy, Inc	738
2,482,923	*	Dana Gas PJSC	514
12,514		Delek Group Ltd	2,360
1,360,051		Delek US Holdings, Inc	36,354
749,462	*,e	Denbury Resources, Inc	1,004
360,621	*,e	Denison Mines Corp	168
607,751		Devon Energy Corp	22,311
156,324		DHT Holdings, Inc	622
3,281,851		Dialog Group BHD	1,556
121,155	*,e	Diamond Offshore Drilling, Inc	1,757
1,634,707	*	Diamondback Energy, Inc	160,136
388,184	*,e	DNO International ASA	534
34,685	*	Dorian LPG Ltd	237
73,400	*	Dril-Quip, Inc	3,241
1,723		E1 Corp	85
48,749	*,e	Earthstone Energy, Inc	536
600,592	*	Eclipse Resources Corp	1,501
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,700,105		Ecopetrol S.A.	$1,287
467,240		Empresas COPEC S.A.	6,116
186,825		Enagas	5,264
85,589		Enbridge Income Fund	2,205
10,607		Enbridge, Inc	444
2,410,847		Enbridge, Inc	100,704
1,500,280		EnCana Corp	17,663
253,922		Enerflex Ltd	3,744
504,508	*	Energen Corp	27,587
1,384,314		Energy Absolute PCL (Foreign)	1,591
1,168,600	†,m	Energy Earth PCL	38
1,053,134	*,e	Energy Resources of Australia Ltd	467
59,259	*	Energy XXI Gulf Coast, Inc	613
875,636		Enerplus Resources Fund	8,639
2,275,984		ENI S.p.A.	37,694
1,702,661	*	Enquest plc (London)	634
580,918	e	Ensco plc	3,468
262,706		Ensign Energy Services, Inc	1,484
4,947,793		EOG Resources, Inc	478,649
77,368	*,e	EP Energy Corp	252
278,865		EQT Corp	18,193
79,764	*	Era Group, Inc	893
5,412	*	Esso SA Francaise	406
8,418,200	*	Esso Thailand PCL (Foreign)	3,412
30,170	*,e	Etablissements Maurel et Prom	134
76,660	e	Euronav NV	631
45,023		Evolution Petroleum Corp	324
16,942	e	Exmar NV	90
296,040	*	Exterran Corp	9,358
257,179	*,e	Extraction Oil & Gas, Inc	3,958
628,577		Exxaro Resources Ltd	5,724
9,932,722	d	Exxon Mobil Corp	814,285
1,141,997	*,†,e,m	Ezion Holdings Ltd	166
285,369	*,e	Fairmount Santrol Holdings, Inc	1,364
199,151	*,e	Faroe Petroleum plc	262
3,984,814		Formosa Petrochemical Corp	13,764
129,664	*	Forum Energy Technologies, Inc	2,062
180,082	e	Frank’s International NV	1,390
58,738	e	Freehold Royalty Trust	694
149,868	e	Frontline Ltd	905
44,525	e	Frontline Ltd (Sigmax MTF)	273
52,609	*	Fugro NV	744
396,118		Galp Energia SGPS S.A.	7,024
167,251	e	GasLog Ltd	2,919
347,206	*,e	Gastar Exploration, Inc	305
7,201,555		Gazprom OAO (ADR)	30,219
77,437		Gazpromneft OAO (ADR)	1,528
55,275	e	Gaztransport Et Technigaz S.A.	3,004
94,315	*,e	Gener8 Maritime, Inc	425
4,805,000	*,e	Genesis Energy Holdings Ltd	93
27,083	*	Geospace Technologies Corp	483
258,106		Gibson Energy, Inc	3,666
184,725	e	Golar LNG Ltd	4,177
105,538		Great Eastern Shipping Co Ltd	624
309,501		Green Plains Renewable Energy, Inc	6,236
125,155		Grupa Lotos S.A.	2,050
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

44,604		GS Holdings Corp	$2,562
120,190		Gujarat Mineral Development Corp Ltd	255
35,150		Gulf International Services OSC	193
31,699	e	Gulf Island Fabrication, Inc	403
530,955	*	Gulfport Energy Corp	7,614
228,430	*,e	Halcon Resources Corp	1,553
33,239		Hallador Energy Co	190
1,988,646		Halliburton Co	91,537
313		Hankook Shell Oil Co Ltd	107
270,569	*	Helix Energy Solutions Group, Inc	2,000
131,028		Hellenic Petroleum S.A.	1,118
234,740	e	Helmerich & Payne, Inc	12,232
441,975		Hess Corp	20,724
509,000		Hilong Holding Ltd	78
1,260,497		Hindustan Petroleum Corp Ltd	8,243
28,557		Hoegh LNG Holdings Ltd	264
287,048		HollyFrontier Corp	10,325
1,410,000	*	Honghua Group Ltd	121
86,784	*	Hunting plc	552
956,281	*,e	Hurricane Energy plc	420
269,515	*	Husky Energy, Inc	3,374
119,894		Idemitsu Kosan Co Ltd	3,388
264,001	e	Imperial Oil Ltd	8,434
181,171	*	Independence Contract Drilling, Inc	688
1,196,506		Indian Oil Corp Ltd	7,345
670,800		Inner Mongolia Yitai Coal Co	1,008
958,048		Inpex Holdings, Inc	10,206
881,050	e	Inter Pipeline Ltd	18,253
1,914	*	International Petroleum Corp	8
58,084	*	International Seaways, Inc	1,144
14,167,507		IRPC PCL (Foreign)	2,681
1,657	*,e	Isramco, Inc	192
214,653		Itochu Enex Co Ltd	2,307
897,242	*,e	Jagged Peak Energy, Inc	12,256
2,600	*,e	Japan Drilling Co Ltd	49
21,600		Japan Petroleum Exploration Co	468
11,620	*	Jerusalem Oil Exploration	621
781,878	e	John Wood Group plc	7,142
4,725,160		JX Holdings, Inc	24,364
438,297	*,e	Karoon Gas Australia Ltd	443
187,282	*,e	Keane Group, Inc	3,124
90,479	*	Kelt Exploration Ltd	517
20,237	*,e	Key Energy Services, Inc	267
349,220		Keyera Corp	10,675
7,436,767		Kinder Morgan, Inc	142,637
60,531		Koninklijke Vopak NV	2,655
406,427	*,e	Kosmos Energy LLC	3,235
253,957	*,e	Laredo Petroleum Holdings, Inc	3,284
86,320	*,e	Lilis Energy, Inc	386
364,614	*,e	Liquefied Natural Gas Ltd	113
8,574		Lubelski Wegiel Bogdanka S.A.	176
551,319		LUKOIL PJSC (ADR)	29,239
141,771	*	Lundin Petroleum AB	3,107
29,388	*,e	Mammoth Energy Services, Inc	495
1,537,048		Marathon Oil Corp	20,842
1,106,099		Marathon Petroleum Corp	62,030
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,136,893	*,e	Matador Resources Co	$85,167
91,886	*	Matrix Service Co	1,397
859,490	*	McDermott International, Inc	6,249
4,311,934	*,e	MEG Energy Corp	18,972
98,754	*	Midstates Petroleum Co, Inc	1,535
580,000	*	MIE Holdings Corp	54
166,100		Modec, Inc	4,017
1,130,200		MOL Hungarian Oil & Gas plc	12,853
182,803		Motor Oil Hellas Corinth Refineries S.A.	4,366
180,390		Mullen Group Ltd	2,465
175,238		Murphy Oil Corp	4,654
1,224,795		Nabors Industries Ltd	9,884
75,606		Naphtha Israel Petroleum Corp Ltd	446
812,954		National Oilwell Varco, Inc	29,047
30,138	*	Natural Gas Services Group, Inc	856
142,619	e	Navios Maritime Acq Corp	174
38,369	*,e	NCS Multistage Holdings, Inc	924
167,855		Neste Oil Oyj	7,336
353,845		New Zealand Refining Co Ltd	652
554,823	*	Newfield Exploration Co	16,462
23,538,000	e	Newocean Energy Holdings Ltd	6,427
168,793	*	Newpark Resources, Inc	1,688
183,550	*	NexGen Energy Ltd	407
22,100		Nippon Gas Co Ltd	687
457,159	e	Noble Corp plc	2,103
583,403		Noble Energy, Inc	16,545
198,328	e	Nordic American Tanker Shipping	1,059
60,322	*	Nostrum Oil & Gas plc	328
135,117		NovaTek OAO (GDR)	15,876
165,554	*	NuVista Energy Ltd	1,002
487,683	*,e	Oasis Petroleum, Inc	4,448
279,913	*,e	Obsidian Energy Ltd	296
2,718,908		Occidental Petroleum Corp	174,581
33,037	e	Ocean Yield ASA	297
246,655		Oceaneering International, Inc	6,480
1,410,400		Oil & Gas Development Co Ltd	1,990
6,339,518		Oil Refineries Ltd	3,175
1,240,476		Oil Search Ltd	6,844
100,759	*	Oil States International, Inc	2,554
443,516		OMV AG.	25,857
318,955		Oneok, Inc	17,673
618,911	*	Ophir Energy plc	603
1,326,189	*	Origin Energy Ltd	7,810
307,574		Overseas Shipholding Group, Inc	809
306,748	*	Pacific Ethanol, Inc	1,702
66,321	*,e	Painted Pony Energy Ltd	178
58,300		Pakistan Oilfields Ltd	295
94,300		Pakistan State Oil Co Ltd	396
27,031		Panhandle Oil and Gas, Inc (Class A)	643
161,457	*,e	Pantheon Resources plc	110
142,859	*,e	Par Pacific Holdings, Inc	2,971
313,577	*	Paramount Resources Ltd (Class A)	6,207
95,699	*	Parex Resources, Inc	1,154
241,555	*	Parker Drilling Co	266
125,766		Parkland Fuel Corp	2,558
6,782,028	*	Parsley Energy, Inc	178,639
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

133,707		Pason Systems, Inc	$2,012
641,052		Patterson-UTI Energy, Inc	13,424
8,031		Paz Oil Co Ltd	1,323
200,559	e	PBF Energy, Inc	5,537
157,674	*	PDC Energy, Inc	7,731
468,041	*	Peabody Energy Corp	13,578
393,111		Pembina Pipeline Income Fund	13,793
263,117	*,e	Pengrowth Energy Trust	268
27,365	*	Penn Virginia Corp	1,094
394,049		Petrofac Ltd	2,381
7,575,805	*	Petroleo Brasileiro S.A.	37,817
8,312,119	*	Petroleo Brasileiro S.A. (Preference)	40,155
197,652	*,e	Petroleum Geo-Services ASA	470
1,419,500		Petron	293
480,859		Petronas Dagangan BHD	2,772
255,392	e	Peyto Exploration & Development Corp	4,176
25,430	*	PHI, Inc	299
875,354		Phillips 66	80,191
225,432	*	Pioneer Energy Services Corp	575
603,370		Pioneer Natural Resources Co	89,021
3,361,137		Plains All American Pipeline LP	71,223
1,108,577		Plains GP Holdings LP	24,245
4,720,058		Polish Oil & Gas Co	8,789
452,815		Polski Koncern Naftowy Orlen S.A.	15,109
100,100	*,†,m	Poseidon Concepts Corp	1
110,183	e	PrairieSky Royalty Ltd	2,820
174,443	*	Precision Drilling Trust	542
1,985,911	*,e	Premier Oil plc	1,788
48,794	*,e	ProPetro Holding Corp	700
15,628,900	*	PT Bumi Resources Tbk	231
3,037,200	*	PT Delta Dunia Petroindo Tbk	204
530,000	*	PT Harum Energy Indonesia Tbk	84
2,791,100		PT Indo Tambangraya Megah	4,199
3,730,400	*	PT Medco Energi Internasional Tbk	217
18,113,600	*	PT Sugih Energy Tbk	67
424,080		PT Tambang Batubara Bukit Asam Tbk	329
1,985,106		PT United Tractors Tbk	4,716
1,411,421		PTT Exploration & Production PCL (Foreign)	3,794
2,830,595		PTT PCL (Foreign)	34,629
469,244		Qatar Gas Transport Co Ltd	2,036
419,900		QGEP Participacoes S.A.	1,043
764,120	*	Questar Market Resources, Inc	6,549
131,974	*	Raging River Exploration, Inc	832
563,027	e	Range Resources Corp	11,018
11,433	*	Ranger Energy Services, Inc	168
4,241,716		Reliance Industries Ltd	50,778
239,911	*,e	Renewable Energy Group, Inc	2,915
2,530,064		Repsol YPF S.A.	46,691
39,850	*,e	Resolute Energy Corp	1,183
11,813	*	Rex American Resources Corp	1,108
395,739	*	Rice Energy, Inc	11,453
25,727	*,e	RigNet, Inc	443
91,186	*,e	Ring Energy, Inc	1,321
3,946	*,e	Rosehill Resources, Inc	32
905,595		Rosneft Oil Co (GDR)	5,039
763,004	*	Rowan Cos plc	9,805
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,044,769		Royal Dutch Shell plc (A Shares)	$152,462
4,658,310		Royal Dutch Shell plc (B Shares)	143,411
319,906	e	RPC, Inc	7,930
4,181,424	*	RSP Permian, Inc	144,635
438,122	*	Saipem S.p.A	1,892
31,500		San-Ai Oil Co Ltd	350
129,617	*,e	Sanchez Energy Corp	625
98,534	*	SandRidge Energy, Inc	1,980
2,133,243	*	Santos Ltd	6,765
3,835,276		Sapurakencana Petroleum BHD	1,384
772,278		Saras S.p.A.	2,072
737,833		Sasol Ltd	20,191
115,198		SBM Offshore NV	2,089
3,884,791		Schlumberger Ltd	271,003
7,091	e	Schoeller-Bleckmann Oilfield Equipment AG.	567
400,224		Scorpio Tankers, Inc	1,373
63,459	*	SEACOR Holdings, Inc	2,926
29,379	*	SEACOR Marine Holdings, Inc	459
1,163	*,b	Seadrill Ltd (Oslo Exchange)	0	^
292,175	e	Secure Energy Services, Inc	2,028
14,726	*,e	Select Energy Services, Inc	234
276,827		SemGroup Corp	7,959
348,500		Serba Dinamik Holdings Bhd	192
50	*,†,m	Serval Integrated Energy Services	0
551,130	*	Seven Generations Energy Ltd	8,719
92		Shanxi Guoxin Energy Corp Ltd	0	^
43,173		ShawCor Ltd	955
128,000		Shinko Plantech Co Ltd	1,124
112,299	e	Ship Finance International Ltd	1,628
538,565		Showa Shell Sekiyu KK	6,209
6,406,100		Siamgas & Petrochemicals PCL (Foreign)	3,830
17,855	*	SilverBow Resources, Inc	438
3,700		Sinanen Co Ltd	76
622,000	e	Sinopec Kantons Holdings Ltd	420
120,811		SK Energy Co Ltd	21,057
17,233		SK Gas Co Ltd	1,421
200,972		SM Energy Co	3,565
42,967	*,e	Smart Sand, Inc	291
2,493,437		Snam Rete Gas S.p.A.	12,016
321,783		Soco International plc	498
53,133		S-Oil Corp	5,934
99,682	*,e	Solaris Oilfield Infrastructure, Inc	1,737
403,803	*,e	Sound Energy plc	264
1,027,755	*	Southwestern Energy Co	6,280
103,135	*,e	Spartan Energy Corp	565
379,926	*	SRC Energy, Inc	3,674
4,065,549		Statoil ASA	81,736
510,195		Stobart Group Ltd	1,847
110,282	*,e	Stone Energy Corp	3,205
779,837		Subsea 7 S.A.	12,833
2,824,139		Suncor Energy, Inc	98,978
427,588	*	Superior Energy Services	4,567
186,133	e	Surge Energy, Inc	337
1,065,215		Surgutneftegaz (ADR)	5,399
354,200		Surgutneftegaz (ADR) (London)	1,796
83,538	*,e	Tamarack Valley Energy Ltd	189
1,669,549		Targa Resources Investments, Inc	78,970
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

441,104		Tatneft PAO (ADR)	$18,871
5,437	*	TechnipFMC plc	152
4,254	*	TechnipFMC plc	118
168,561	e	Tecnicas Reunidas S.A.	5,334
98,831	e	Teekay Corp	883
320,665	e	Teekay Tankers Ltd (Class A)	519
106,624	*,e	Tellurian, Inc	1,139
389,662		Tenaris S.A.	5,523
109,146	*	Tesco Corp	595
23,017		Tethys Oil AB	176
380,924	*	Tetra Technologies, Inc	1,089
62,940		TGS Nopec Geophysical Co ASA	1,501
5,204,655		Thai Oil PCL (Foreign)	14,436
73,031		TMK OAO (GDR)	349
106,974	e	TORC Oil & Gas Ltd	527
13,580	e	TORM plc	137
51,895		Total Energy Services, Inc	590
2,856,166	e	Total S.A.	153,360
115,842	*	Tourmaline Oil Corp	2,355
30,500		Toyo Kanetsu K K	1,135
1,434,515		TransCanada Corp	70,901
1,124	*	Transocean Ltd	12
1,895,343	*,e	Transocean Ltd (NYSE)	20,394
232,485	*	Trican Well Service Ltd	850
167,046	*	Trinidad Drilling Ltd	253
1,222,629	*	Tullow Oil plc	3,057
190,022		Tupras Turkiye Petrol Rafine	6,485
457,677	*	Ultra Petroleum Corp	3,968
391,294		Ultrapar Participacoes S.A.	9,304
568,569	*	UMW Oil & Gas Corp BHD	40
374,706	*	Unit Corp	7,711
275,409	*,e	Uranium Energy Corp	380
157,778	e	US Silica Holdings Inc	4,902
1,313,895		Valero Energy Corp	101,078
196,414	*,e	Vallourec SA	1,167
30,055		Verbio AG.	293
664,102		Veresen, Inc	9,964
48,764	e	Vermilion Energy, Inc	1,733
653,137	*	W&T Offshore, Inc	1,992
4,969,347	*,e	Weatherford International Ltd	22,760
728,208	e	Whitecap Resources, Inc	5,661
945,827	*	Whitehaven Coal Ltd	2,742
834,616	*,e	Whiting Petroleum Corp	4,557
40,034	*,e	WildHorse Resource Development Corp	533
589,302	*	Willbros Group, Inc	1,898
6,712,786		Williams Cos, Inc	201,451
2,048,000	*	Wison Engineering Services Co Ltd	396
1,276,724		Woodside Petroleum Ltd	29,235
249,261		World Fuel Services Corp	8,452
192,427	*	WorleyParsons Ltd	2,048
3,437,275	*,n	WPX Energy, Inc	39,529
2,593,066	e	Yanzhou Coal Mining Co Ltd	2,564
324,300		Yinson Holdings BHD	275
247,710		YPF S.A. (ADR) (Class D)	5,519
481,999		Z Energy Ltd	2,563
		TOTAL ENERGY	7,596,703
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

FOOD & STAPLES RETAILING - 1.3%
794,000		7-Eleven Malaysia Holdings BHD	$293
447,644		Aeon Co Ltd	6,616
18,300		Ain Pharmaciez Inc	1,262
1,811		Al Meera Consumer Goods Co	71
526,436		Alimentation Couche Tard, Inc	24,007
1,437,466		Almacenes Exito S.A.	7,568
50,885		Andersons, Inc	1,743
73,244		Arcs Co Ltd	1,652
2,010,100	*	Atacadao Distribuicao Comercio e Industria Ltd	9,844
64,682		Axfood AB	1,110
26,200		Axial Retailing, Inc	1,008
20,700		Belc Co Ltd	1,038
22,482		BGF retail Co Ltd	1,633
1,004,572	e	Bid Corp Ltd	22,549
195,655		BIM Birlesik Magazalar AS	4,079
3,452,141		Booker Group plc	9,488
426,434		Carrefour S.A.	8,609
97,423	e	Casey’s General Stores, Inc	10,663
127,868		Casino Guichard Perrachon S.A.	7,583
48,900		Cawachi Ltd	1,170
1,977,006		Centros Comerciales Sudamericanos S.A.	6,044
52,550	*	Chefs’ Warehouse Holdings, Inc	1,014
562,317	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar	13,316
4,048		CJ Freshway Corp	128
160,619		Clicks Group Ltd	1,871
11,160		Cocokara Fine Holdings, Inc	637
20,297	e	Colruyt S.A.	1,040
102,200		Conviviality plc	564
6,112,000		Cosco Capital, Inc	1,021
21,900		Cosmos Pharmaceutical Corp	4,889
4,884,729		CP Seven Eleven PCL (Foreign)	9,630
86,200		Create SD Holdings Co Ltd	2,282
2,201,023		CVS Health Corp	178,987
5,200		Daikokutenbussaan Co Ltd	245
176,100	g	Dis-Chem Pharmacies Ltd	366
138,408	e	Distribuidora Internacional de Alimentacion S.A.	808
32,061		Dongsuh Co, Inc	751
32,864		E-Mart Co Ltd	5,995
264,113		Empire Co Ltd	4,674
77,656		Eurocash S.A.	822
65,191		FamilyMart Co Ltd	3,434
52,807		George Weston Ltd	4,598
99,300		Growell Holdings Co Ltd	3,741
217,900		Grupo Comercial Chedraui S.a. DE C.V.	435
28,083		GS Retail Co Ltd	847
3,800		Halows Co Ltd	81
17,700		Heiwado Co Ltd	388
29,938		Hyundai Greenfood Co Ltd	405
329,232	e	ICA Gruppen AB	12,385
27,291		Ingles Markets, Inc (Class A)	701
2,400		Itochu-Shokuhin Co Ltd	108
2,512,962		J Sainsbury plc	8,012
124,258		Jean Coutu Group PJC, Inc	2,420
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

306,386		Jeronimo Martins SGPS S.A.	$6,048
7,700		Kansai Super Market Ltd	97
14,700		Kato Sangyo Co Ltd	443
39,970		Kesko Oyj (B Shares)	2,144
7,400	e	Kobe Bussan Co Ltd	333
3,770,059		Koninklijke Ahold Delhaize NV	70,442
1,893,854		Kroger Co	37,991
31,700		Kusuri no Aoki Holdings Co Ltd	1,882
205,700	*,e	La Comer SAB de C.V.	207
78,414	e	Lawson, Inc	5,193
287,000	*	Lianhua Supermarket Holdings Co Ltd	118
10,800		Life Corp	277
248,485		Loblaw Cos Ltd	13,562
772,000	*,e	Madison Holdings Group Ltd	193
412,170		Magnit OAO (GDR)	16,875
37,792		Majestic Wine plc	179
484,000	*,e,g	Major Holdings Ltd	9
74,133	e	MARR S.p.A.	1,954
90,833		Massmart Holdings Ltd	748
92,200		Matsumotokiyoshi Holdings Co Ltd	6,176
1,060,235	e	Metcash Ltd	2,136
78,283	*	Metro Wholesale & Food Specialist AG.	1,655
532,044		Metro, Inc	18,297
18,761	*	Migros Ticaret AS	136
45,200		Ministop Co Ltd	878
14,498	*,e	Natural Grocers by Vitamin C	81
9,000		Nihon Chouzai Co Ltd	290
144,951	e	North West Co, Inc	3,475
42,000		Okuwa Co Ltd	434
2,000		Olam International Ltd	3
375,129	*	Performance Food Group Co	10,597
346,140		Pick’n Pay Stores Ltd	1,473
1,764,822		President Chain Store Corp	14,895
42,477		Pricesmart, Inc	3,791
687,100		PT Matahari Putra Prima Tbk	33
22,000,000	*	PT Modern Internasional Tbk	82
11,700		Qol Co Ltd	205
210,902		Raia Drogasil S.A.	4,994
69,688		Rallye S.A.	1,291
14,490		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	740
1,786,397	*,e	Rite Aid Corp	3,501
515,620		Robinsons Retail Holdings, Inc	1,005
8,179		Ryoshoku Ltd	239
10,900		San-A Co Ltd	485
729,173		Seven & I Holdings Co Ltd	28,171
337,400	e	Sheng Siong Group Ltd	229
27,600	*,e	Shoei Foods Corp	1,136
803,708		Shoprite Holdings Ltd	12,282
372,111		Shufersal Ltd	2,185
42,031	*	Smart & Final Stores, Inc	330
18,400		Sogo Medical Co Ltd	842
1,975,105		Sonae SPGS S.A.	2,383
287,251		Spar Group Ltd	3,547
216,989		Spartan Stores, Inc	5,722
784,000		Springland International Holdings Ltd	140
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

212,431	*	Sprouts Farmers Market, Inc	$3,987
23,400		Sugi Pharmacy Co Ltd	1,246
2,455,527		Sun Art Retail Group Ltd	2,287
64,712		Sundrug Co Ltd	2,682
209,224	*	SUPERVALU, Inc	4,551
575,079		Sysco Corp	31,026
169,000		Taiwan TEA Corp	89
22,397,312	*	Tesco plc	56,167
26,900		Tsuruha Holdings, Inc	3,216
207,516	*	United Natural Foods, Inc	8,631
29,850		United Super Markets Holdings, Inc	286
2,000,087	*	US Foods Holding Corp	53,402
30,300		Valor Co Ltd	648
14,351		Village Super Market (Class A)	355
3,153,741		Walgreens Boots Alliance, Inc	243,532
10,466,550		Wal-Mart de Mexico SAB de C.V.	23,968
5,139,371		Wal-Mart Stores, Inc	401,590
19,041		Weis Markets, Inc	828
1,126,302		Wesfarmers Ltd	36,564
4,109,492		WM Morrison Supermarkets plc	12,891
1,353,529		Woolworths Ltd	26,805
19,751	*	X 5 Retail Group NV (GDR)	887
28,900	e	Yakuodo Co Ltd	755
29,400		Yaoko Co Ltd	1,361
23,500	e	Yokohama Reito Co Ltd	221
		TOTAL FOOD & STAPLES RETAILING	1,605,154

FOOD, BEVERAGE & TOBACCO - 4.8%
1,481,680	*,e	a2 Milk Co Ltd	6,882
21,456		AarhusKarlshamn AB	1,626
554,118	*	Adecoagro S.A.	5,984
12,440	e	AGT Food & Ingredients, Inc	244
252,930		Agthia Group PJSC	366
444,985		Ajinomoto Co, Inc	8,684
7,386		Alico, Inc	252
340,000		Alicorp S.A.	966
3,461,069		Altria Group, Inc	219,501
5,139,574		AMBEV S.A.	34,143
66,562	*,e	Amplify Snack Brands, Inc	472
178,537		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,048
291,322		Anheuser-Busch InBev S.A.	34,824
80,200		Anhui Gujing Distillery Co Ltd	378
697,558		Archer Daniels Midland Co	29,653
11,200		Ariake Japan Co Ltd	804
61,787		Aryzta AG.	1,898
436,940		Asahi Breweries Ltd	17,669
1,360,591		Associated British Foods plc	58,249
25,555		Astral Foods Ltd	325
11,834		Atria Group plc	168
66,850		Austevoll Seafood ASA	697
219,839	*,e	Australian Agricultural Co Ltd	266
7,160		Avanti Feeds Ltd	223
636,477		AVI Ltd	4,606
124,851	e	B&G Foods, Inc (Class A)	3,977
114,098		Bakkafrost P	5,242
222,599		Balrampur Chini Mills Ltd	549
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,096		Barry Callebaut AG.	$3,209
4,471,100	*,e	Becle SAB de C.V.	7,513
689,461	e	Bega Cheese Ltd	3,707
970		Bell AG.	451
52,338		Bellamy’s Australia Ltd	310
10,422	*,e	Belvedere S.A.	175
17,806		Binggrae Co Ltd	934
121,799	*	Biostime International Holdings Ltd	596
175,856	*	Blue Buffalo Pet Products, Inc	4,986
20,238		Bonduelle S.C.A.	911
27,967	*,e	Boston Beer Co, Inc (Class A)	4,368
372,086		BRF S.A.	5,365
395,704		British American Tobacco Malaysia BHD	4,099
4,114,881		British American Tobacco plc	257,607
88,672		British American Tobacco plc (ADR)	5,538
2,066,456		Britvic plc	20,941
117,913		Brown-Forman Corp	6,567
174,005		Brown-Forman Corp (Class B)	9,448
376,700		Bumitama Agri Ltd	204
744,473		Bunge Ltd	51,711
189,984		C&C Group plc	688
30,275	e	Calavo Growers, Inc	2,216
64,674	e	Calbee, Inc	2,271
59,007	*,e	Cal-Maine Foods, Inc	2,425
475,856		Campbell Soup Co	22,280
54,441		Carlsberg AS (Class B)	5,974
179,600		Carlsberg Brewery-Malay BHD	631
178,848	*,e	Castle Brands, Inc	240
596,300		Century Pacific Food, Inc	198
2,029,000		Charoen Pokphand Enterprise	4,312
3,106,906		Charoen Pokphand Foods PCL	2,497
6,575,000		China Agri-Industries Holdings Ltd	3,068
4,375,889	†,e,m	China Huishan Dairy Holdings Co Ltd	6
370,000	*	China Huiyuan Juice Group Ltd	114
2,888,946		China Mengniu Dairy Co Ltd	8,104
984,000	*,e	China Modern Dairy Holdings	214
1,753,164		China Resources Beer Holdings Company Ltd	4,757
3,853,000	*,e,g	China Shengmu Organic Milk Ltd	686
988,000	*,e	China Yurun Food Group Ltd	118
398,952		Cia Cervecerias Unidas S.A.	5,371
8,323		CJ CheilJedang Corp	2,577
24,722	e	Clearwater Seafoods, Inc	178
145,486		Cloetta AB	500
230,040		Clover Industries Ltd	229
519,020		Coca-Cola Amatil Ltd	3,150
8,994		Coca-Cola Bottling Co Consolidated	1,940
9,419,391		Coca-Cola Co	423,967
214,568		Coca-Cola European Partners plc	8,996
494,123		Coca-Cola European Partners plc (Class A)	20,565
1,374,127		Coca-Cola Femsa S.A. de C.V.	10,618
428,105		Coca-Cola HBC AG.	14,495
70,457		Coca-Cola Icecek AS	736
96,400		Coca-Cola West Japan Co Ltd	3,122
2,172,000		Cofco International Ltd	1,109
1,341,000	*,e	COFCO Meat Holdings Ltd	261
4,291,122		ConAgra Foods, Inc	144,782
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

270,444		Constellation Brands, Inc (Class A)	$53,940
7,469		Corby Spirit and Wine Ltd	129
618,805		Costa Group Holdings Ltd	2,719
2,944,092		Costco Wholesale Corp	483,685
87,092		Cott Corp (Toronto)	1,306
25,810	*	Craft Brewers Alliance, Inc	453
22,581	e	Crown Confectionery Co Ltd	340
262		Dae Han Flour Mills Co Ltd	39
84,858		Daesang Corp	1,648
47,347		Daesang Holdings Co Ltd	384
180,013	e	Dairy Crest Group plc	1,482
559,701	*	Darling International, Inc	9,806
7,309,438		Davide Campari-Milano S.p.A	53,097
279,746		Dean Foods Co	3,044
4,772,727		Diageo plc	156,954
786		Dongwon F&B Co Ltd	136
2,866		Dongwon Industries Co Ltd	697
425,223		Dr Pepper Snapple Group, Inc	37,619
4,900		Dydo Drinco, Inc	233
1,214,000	*,†,e,m	Dynasty Fine Wines Group Ltd	2
189,517		Easy Bio, Inc	1,022
42,336	e	Ebro Puleva S.A.	1,003
223,083		Embotelladora Andina S.A.	1,043
943,701		Embotelladoras Arca SAB de C.V.	6,451
1,291		Emmi AG.	847
27,700		Ezaki Glico Co Ltd	1,462
16,918	*	Farmer Bros Co	556
60,224		Farmsco	616
1,349,904		Felda Global Ventures Holdings BHD	541
617,882		Fevertree Drinks plc	18,126
1,134,368		First Resources Ltd	1,583
252,097	e	Flowers Foods, Inc	4,742
1,988,963		Fomento Economico Mexicano S.A. de C.V.	19,009
352,536	e	Fonterra Shareholders’ Fund	1,589
11,233		ForFarmers NV	146
49,889		Freedom Foods Group Ltd	159
303,269		Fresh Del Monte Produce, Inc	13,787
48,989	*,e	Freshpet, Inc	767
60,173		Fuji Oil Co Ltd	1,571
11,632		Fujicco Co Ltd	275
5,500		Fujiya Co Ltd	123
591,857		General Mills, Inc	30,635
258,814		Genting Plantations BHD	631
1,719,000		GFPT PCL (Foreign)	1,028
118,545		Glanbia plc	2,235
8,146		Godfrey Phillips India Ltd	126
5,067,634		Golden Agri-Resources Ltd	1,401
730,884		GrainCorp Ltd-A	4,689
1,231,272		Great Wall Enterprise Co	1,302
429,788		Greencore Group plc	1,131
9,254	e	Greenyard Foods	212
279,239		Grieg Seafood ASA	2,750
1,352,253		Groupe Danone	106,211
245,450		Gruma SAB de C.V.	3,588
1,529,616		Grupo Bimbo S.A. de C.V. (Series A)	3,693
144,495	e	Grupo Herdez SAB de C.V.	349
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,152,648	e	Grupo Lala SAB de C.V.	$3,641
129,044	*	Hain Celestial Group, Inc	5,310
3,919		Haitai Confectionery & Foods Co Ltd	52
578,440		Harim & Co Ltd	1,736
33,755		Heineken Holding NV	3,171
896,207		Heineken NV	88,682
403,950		Hershey Co	44,099
12,632		High Liner Foods, Inc	142
64,400		Hokuto Corp	1,122
161,000	e,g	Honworld Group Ltd	77
344,753		Hormel Foods Corp	11,080
151,495	*,e	Hostess Brands, Inc	2,069
28,117	*	Hotel Chocolat Group Ltd	115
37,852		House Foods Corp	1,125
477,200		Ichitan Group PCL	114
312,576		Imperial Tobacco Group plc	13,341
271,878		Indofood Agri Resources Ltd	91
2,234,330		Indofood CBP Sukses Makmur Tbk	1,449
380,800	e	Industrias Bachoco SAB de C.V.	2,123
114,735	e	Inghams Group Ltd	338
221,756		Ingredion, Inc	26,753
2,346,497		IOI Corp BHD	2,526
5,465,235		ITC Ltd	21,625
33,100		Ito En Ltd	1,117
303,500		Itoham Yonekyu Holdings, Inc	2,736
55,145		J&J Snack Foods Corp	7,241
128,572		J.M. Smucker Co	13,491
1,682,809		Japan Tobacco, Inc	55,147
200,700		Japfa Ltd	83
742,697		JBS S.A.	1,993
17,092		Jinro Ltd	393
22,532		John B. Sanfilippo & Son, Inc	1,517
8,800		J-Oil Mills, Inc	310
330,786		Juhayna Food Industries	156
46,173		Kagome Co Ltd	1,449
8,100		Kameda Seika Co Ltd	358
66,932		Kaveri Seed Co Ltd	531
295,430		Kellogg Co	18,426
7,400		Kenko Mayonnaise Co Ltd	181
539,001		Kerry Group plc (Class A)	51,724
10,200		KEY Coffee, Inc	196
614,060		Khon Kaen Sugar Industry PCL	84
107,771		Kikkoman Corp	3,311
1,148,790		Kirin Brewery Co Ltd	26,990
45,351		Koninklijke Wessanen NV	852
13,500		Kotobuki Spirits Co Ltd	482
3,924,505		Kraft Heinz Co	304,345
79,112		KRBL Ltd	594
117,446		KT&G Corp	10,838
498,151		Kuala Lumpur Kepong BHD	2,897
1,859		KWS Saat AG.	814
30,689		La Doria S.p.A	505
659,452		Lamb Weston Holdings, Inc	30,922
76,165		Lancaster Colony Corp	9,149
55,928	*	Landec Corp	724
1,236,313		Leroy Seafood Group ASA	7,918
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

418,753		Lien Hwa Industrial Corp	$408
11,540	*	Lifeway Foods, Inc	103
25,256		Limoneira Co	585
176		Lindt & Spruengli AG.	1,004
22		Lindt & Spruengli AG. (Registered)	1,527
683	m	Lotte Chilsung Beverage Co Ltd	811
5,963	m	Lotte Confectionery Co Ltd	870
441	m	Lotte Samkang Co Ltd	235
284,080		M Dias Branco S.A.	4,458
17,360	*	Maeil Dairies Co Ltd	1,038
17,011	e	Maeil Dairy Industry Co Ltd	270
138,600		Malee Group PCL	162
78,855		Maple Leaf Foods, Inc	2,149
146,800	*	Marfrig Global Foods S.A.	300
190,000		Marudai Food Co Ltd	900
240,600		Maruha Nichiro Corp	7,073
115,927		McCormick & Co, Inc	11,899
37,367		McLeod Russel India Ltd	94
118,700		Megmilk Snow Brand Co Ltd	3,228
86,568		MEIJI Holdings Co Ltd	6,855
23,988	e	MGP	1,454
70,300		Minerva S.A.	249
67,300		Mitsui Sugar Co Ltd	2,266
1,583,297		Molson Coors Brewing Co (Class B)	129,260
6,447,960		Mondelez International, Inc	262,174
4,465,757	*	Monster Beverage Corp	246,733
28,460		Morinaga & Co Ltd	1,585
101,600		Morinaga Milk Industry Co Ltd	3,883
29,397		Muhak Co Ltd	466
13,000	e	Nagatanien Co Ltd	151
55,000		Namchow Chemical Industrial Ltd	110
235		Namyang Dairy Products Co Ltd	137
70,181	e	National Beverage Corp	8,706
5,871	*,e	Naturex	665
33,150		Nestle India Ltd	3,668
2,822,538		Nestle S.A.	236,927
174,100		Nichirei Corp	4,368
20,300		Nippon Beet Sugar Manufacturing Co Ltd	438
112,800		Nippon Flour Mills Co Ltd	1,719
299,705		Nippon Meat Packers, Inc	8,237
671,613		Nippon Suisan Kaisha Ltd	3,751
81,000		Nisshin Oillio Group Ltd	2,659
164,907		Nisshin Seifun Group, Inc	2,761
47,573		Nissin Food Products Co Ltd	2,891
1,945		Nong Shim Co Ltd	583
1,111		Nong Shim Holdings Co Ltd	107
71,060		Norway Royal Salmon ASA	1,494
88,224		Oceana Group Ltd	536
183,878		Omega Protein Corp	3,062
216,687		Origin Enterprises plc	1,706
8,639		Orion Corp	172
24,168	*	Orion Corp	2,047
11,923		Orior AG.	923
234,220		Orkla ASA	2,403
1,274		Ottogi Corp	816
1,138,195		PAN Fish ASA	22,508
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,022,997	n	PepsiCo, Inc	$448,282
33,251		Pernod-Ricard S.A.	4,600
865		Philip Morris CR	652
5,130,718		Philip Morris International, Inc	569,561
157,190	*,e	Pilgrim’s Pride Corp	4,466
2,780,098	n	Pinnacle Foods, Inc	158,938
118,843		Pioneer Foods Ltd	990
926,794	*	Post Holdings, Inc	81,808
1,226,091		PPB Group BHD	4,896
425,260	*	Premier Foods plc	239
69,461		Premium Brands Holdings Corp	5,539
406,000		Prima Meat Packers Ltd	2,748
50,167	*	Primo Water Corp	594
5,692,200		PT Austindo Nusantara Jaya	651
6,904,600	*	PT BW Plantation Tbk	132
7,172,118		PT Charoen Pokphand Indonesia Tbk	1,460
1,145,611		PT Gudang Garam Tbk	5,599
9,019,700		PT Hanjaya Mandala Sampoerna Tbk	2,585
4,311,991		PT Indofood Sukses Makmur Tbk	2,700
2,957,700		PT Japfa Comfeed Indonesia Tbk	279
956,900		PT Nippon Indosari Corpindo Tbk	90
2,004,900		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	210
7,021,600		PT Salim Ivomas Pratama Tbk	271
1,454,500		PT Sawit Sumbermas Sarana Tbk	164
1,915,500		PT Tunas Baru Lampung Tbk	198
63		Pulmuone Co Ltd	6
65,800		Q.P. Corp	1,588
574,859		QAF Ltd	513
607,685		QL Resources BHD	571
35,330	g	Refresco Gerber NV	712
218,989		Remy Cointreau S.A.	25,941
12,000,000		RFM Corp	1,063
88,003		Rhodes Food Group Pty Ltd	119
15,800		Riken Vitamin Co Ltd	597
12,200		Rock Field Co Ltd	217
190,391	e	Rogers Sugar, Inc	964
41,200		Rokko Butter Co Ltd	881
120,580		Royal Unibrew A.S.	6,607
28,300		S Foods, Inc	1,099
1,891		Sajo Industries Co Ltd	111
17,955		Sakata Seed Corp	511
203,280		Salmar ASA	5,749
1,449		Samlip General Foods Co Ltd	164
2,054		Samyang Corp	169
1,870		Samyang Foods Co Ltd	92
10,290		Samyang Holdings Corp	795
59,762		Sanderson Farms, Inc	9,653
106,000		Sao Martinho S.A.	595
198,700		Sapporo Holdings Ltd	5,356
334,147		Saputo, Inc	11,566
29,818		Scandi Standard AB	219
89,448	g	Scandinavian Tobacco Group A.S.	1,587
62,461		Schouw & Co	6,799
920		Seaboard Corp	4,145
38,436	e	Select Harvests Ltd	117
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,327	*	Seneca Foods Corp	$460
227,100	*	Shanghai Dajiang Group	135
11,400		Showa Sangyo Co Ltd	295
35,000		SLC Agricola S.A.	273
164,903		Snyder’s-Lance, Inc	6,289
500,541		Standard Foods Corp	1,222
16,200		Starzen Co Ltd	791
170,081		Stock Spirits Group plc	547
27,729		Strauss Group Ltd	521
189,473		Suedzucker AG.	4,075
270,383		Suntory Beverage & Food Ltd	12,027
177,838		Swedish Match AB	6,246
101,600		Takara Holdings, Inc	927
147,400		Taokaenoi Food & Marketing PCL	101
271,965		Tassal Group Ltd	823
450,583		Tata Tea Ltd	1,422
852,574		Tate & Lyle plc	7,403
1,933,000	e	Tenwow International Holdings Ltd	489
1,788,609		Thai Union Group PCL	1,073
1,015,000		Thai Vegetable Oil PCL	875
1,222,600	*	Thaifoods Group PCL	219
1,446,000	e	Tibet 5100 Water Resources Holdings Ltd	561
1,366,600	*	Tiga Pilar Sejahtera Food Tbk	94
192,520		Tiger Brands Ltd	5,368
2,133,190		Tingyi Cayman Islands Holding Corp	3,216
68,251		Tongaat Hulett Ltd	580
31,724	e	Tootsie Roll Industries, Inc	1,206
69,946		Toyo Suisan Kaisha Ltd	2,570
582,060		Treasury Wine Estates Ltd	6,262
162,646	*	TreeHouse Foods, Inc	11,016
393,579		Tsingtao Brewery Co Ltd	1,512
164,000		Ttet Union Corp	486
10,822	*	Turning Point Brands, Inc	184
778,355		Tyson Foods, Inc (Class A)	54,835
150,505		Ulker Biskuvi Sanayi AS	817
7,446,977		Uni-President Enterprises Corp	15,614
60,248	*	United Spirits Ltd	2,215
47,454		Universal Corp	2,719
944,534		Universal Robina	2,845
560,325	e	Vector Group Ltd	11,470
544,509		Vina Concha y Toro S.A.	905
24,459		Viscofan S.A.	1,500
3,884,614		Want Want China Holdings Ltd	2,737
42,600		Warabeya Nichiyo Co Ltd	1,087
268,000	*	Wei Chuan Food Corp	167
17,182,818	g	WH Group Ltd	18,300
1,896,008		Wilmar International Ltd	4,455
96,031	e	Yakult Honsha Co Ltd	6,911
134,616		Yamazaki Baking Co Ltd	2,430
645,000	e	Yashili International	138
261,000	e	Yihai International Holding Ltd	209
2,528,000	*	YuanShengTai Dairy Farm Ltd	127
388,000	g	Zhou Hei Ya International Holdings Co Ltd	378
8,738		Zydus Wellness Ltd	120
		TOTAL FOOD, BEVERAGE & TOBACCO	5,964,087
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
23,866	*,e	AAC Holdings, Inc	$237
41,823		Abaxis, Inc	1,867
7,708,293		Abbott Laboratories	411,314
104,685	*	Abiomed, Inc	17,650
255,164	*,e	Acadia Healthcare Co, Inc	12,187
157,856	*,e	Accuray, Inc	631
160,974		Aceto Corp	1,808
19,023	*	Addus HomeCare Corp	672
360,211		Advanced Medical Solutions Group plc	1,399
868,808		Aetna Inc	138,149
328,571	*	AGFA-Gevaert NV	1,568
149,810	*	Alere, Inc	7,639
338,455		Alfresa Holdings Corp	6,201
3,810,659	*,e	Alibaba Health Information Technology Ltd	1,908
85,862	*	Align Technology, Inc	15,994
27,600	*	Alliar Medicos A Frente S.A.	148
348,633	*	Allscripts Healthcare Solutions, Inc	4,961
24,773	*	Almost Family, Inc	1,330
18,053		Ambu A.S.	1,398
89,240	*	Amedisys, Inc	4,994
19,011	*,e	American Renal Associates Holdings, Inc	285
687,538		AmerisourceBergen Corp	56,894
90,553	*	AMN Healthcare Services, Inc	4,138
300,008		Amplifon S.p.A.	4,567
33,381		Analogic Corp	2,796
228,656	*	Angiodynamics, Inc	3,908
27,474	*	Anika Therapeutics, Inc	1,593
224,446		Ansell Ltd	3,933
262,793	*,e	Antares Pharma, Inc	851
926,677		Anthem, Inc	175,957
87,241		Apollo Hospitals Enterprise Ltd	1,344
10,300		As One Corp	548
36,100		Asahi Intecc Co Ltd	1,883
48,297	*,e	athenahealth, Inc	6,006
61,414	*	AtriCure, Inc	1,374
6,341		Atrion Corp	4,261
188,277	g	Attendo AB	2,167
3,811,800		Australian Pharmaceutical Industries Ltd	4,468
52,720	*	AxoGen, Inc	1,020
1,041,550		Bangkok Chain Hospital PCL	475
4,279,045		Bangkok Dusit Medical Services PCL	2,632
101,013		Bard (C.R.), Inc	32,375
1,934,353		Baxter International, Inc	121,381
254,487		Becton Dickinson & Co	49,867
3,072,000	*	Beijing Enterprises Medical & Health Group Ltd	170
14,461	*,e,g	Biocartis NV	178
225,707	*,e	BioScrip, Inc	621
141,656	*	BioTelemetry, Inc	4,675
31,000		Bioteque Corp	84
73,500		BML, Inc	1,573
8,397		Boditech Med, Inc	112
7,166,287	*	Boston Scientific Corp	209,041
386,000	*	Brookdale Senior Living, Inc	4,092
1,286,165		Bumrungrad Hospital PCL (Foreign)	8,292
100,442		Cantel Medical Corp	9,459
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

235,778	g	Capio AB	$1,383
47,926	*,e	Capital Senior Living Corp	601
944,229		Cardinal Health, Inc	63,188
166,382	*	Cardiovascular Systems, Inc	4,684
99,948		Carl Zeiss Meditec AG.	5,229
125,956	*,e	Castlight Health, Inc	542
153		Celesio AG.	5
1,150,232	*	Centene Corp	111,308
772,096	*	Cerner Corp	55,066
206,294	*,e	Cerus Corp	563
23,733	*	CHA Bio & Diostech Co Ltd	243
30,153		Chemed Corp	6,092
1,092,500		China NT Pharma Group Co Ltd	286
278,000		China Pioneer Pharma Holdings Ltd	93
368,500	e	China Resources Phoenix Healthcare Holdings Co Ltd	461
2,645,800		Chularat Hospital PCL	195
2,093,984		Cigna Corp	391,449
53,886	*	Civitas Solutions, Inc	994
73,928		Cochlear Ltd	9,247
25,331		Coloplast AS	2,060
178,543	*,e	Community Health Systems, Inc	1,371
17,663		CompuGroup Medical AG.	1,001
21,003	e	Computer Programs & Systems, Inc	621
81,453	*,e	ConforMIS, Inc	287
52,014		Conmed Corp	2,729
1,040,652	g	ConvaTec Group plc	3,824
96,756		Cooper Cos, Inc	22,942
239,838	*,e	Corindus Vascular Robotics, Inc	365
43,798	*	Corvel Corp	2,383
181,761	*	Cotiviti Holdings, Inc	6,540
204,352	*	CRH Medical Corp	532
163,348	*	Cross Country Healthcare, Inc	2,324
92,091	*	CryoLife, Inc	2,090
98,478	*	Cutera, Inc	4,072
37,659		CVS Group plc	732
149,700	*,e	CYBERDYNE, Inc	1,996
50,000	e	Daiken Medical Co Ltd	347
1,251,234		Danaher Corp	107,331
423,829	*	DaVita, Inc	25,171
295,541		Dentsply Sirona, Inc	17,676
186,801	*,e	DexCom, Inc	9,139
70,087		DiaSorin S.p.A.	6,251
6,226	*	DIO Corp	165
292,995	*	Diplomat Pharmacy, Inc	6,068
10,853	g	Dr Lal PathLabs Ltd	133
35,307		Draegerwerk AG.	3,921
6,598		Draegerwerk AG. & Co KGaA	555
642,210	*	Edwards Lifesciences Corp	70,200
9,200		Eiken Chemical Co Ltd	359
35,156		El.En. S.p.A	987
229,615	e	Elekta AB (B Shares)	2,377
132,361		EMIS Group plc	1,636
159,167	*,e	Endologix, Inc	710
89,997		Ensign Group, Inc	2,033
24,387	*,e	Entellus Medical, Inc	450
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

323,502	*	Envision Healthcare Corp	$14,541
171,091		Essilor International S.A.	21,205
1,757,127	e	Estia Health Ltd	4,377
98,815	*,e	Evolent Health, Inc	1,759
28,569	*	Exactech, Inc	941
1,803,463	*	Express Scripts Holding Co	114,195
255,375	e	Extendicare, Inc	1,910
194,546	*,e	Fagron NV	2,838
350,950		Fisher & Paykel Healthcare Corp	3,242
327,600		Fleury S.A.	3,048
15,434	*	FONAR Corp	471
1,000,000	*	Fortis Healthcare Ltd	2,209
211,598		Fresenius Medical Care AG.	20,687
338,721		Fresenius SE	27,392
16,800		Fukuda Denshi Co Ltd	1,245
78,207	*,e	Genesis Health Care, Inc	91
87,178	*	GenMark Diagnostics, Inc	840
9,199	*,m	Getinge AB	173
65,674		Getinge AB (B Shares)	1,233
29,000		Ginko International Co Ltd	199
54,974	*,e	Glaukos Corp	1,814
135,092	*	Globus Medical, Inc	4,015
455,828		GN Store Nord	15,648
728,000	*	Golden Meditech Holdings Ltd	103
26,200		Green Hospital Supply, Inc	809
11,076		Guerbet	1,032
122,998	*	Haemonetics Corp	5,519
200,755	*	Halyard Health, Inc	9,040
240,000	e,g	Harmonicare Medical Holdings Ltd	94
565,700		Hartalega Holdings BHD	933
1,095,238	*	HCA Holdings, Inc	87,170
173,089	*	HealthEquity, Inc	8,755
444,678		Healthscope Ltd	584
418,533		Healthsouth Corp	19,399
48,064	*	HealthStream, Inc	1,123
197,585	*	Henry Schein, Inc	16,200
28,097	*	Heska Corp	2,475
143,987		Hill-Rom Holdings, Inc	10,655
404,821	*	HMS Holdings Corp	8,040
41,994		Hogy Medical Co Ltd	2,982
606,485	*	Hologic, Inc	22,252
219,336		Hoya Corp	11,861
24,623	e	Humana AB	173
809,829		Humana, Inc	197,299
2,609		Huons Global Co Ltd	99
28,818	*	ICU Medical, Inc	5,356
324,971	*	Idexx Laboratories, Inc	50,530
1,394,042		IHH Healthcare BHD	1,899
97,500	*,e	iKang Healthcare Group, Inc (ADR)	1,314
6,732		InBody Co Ltd	169
82,786	*	Inogen Inc	7,873
142,608	*,e	Inovalon Holdings, Inc	2,431
34,900		Instituto Hermes Pardini S.A.	339
111,488	*	Insulet Corp	6,141
145,867	*	Integer Holding Corp	7,461
121,469	*,e	Integra LifeSciences Holdings Corp	6,132
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,740		Interojo Co Ltd	$149
154,373	*	Intuitive Surgical, Inc	161,456
63,512	e	Invacare Corp	1,000
13,060	e	Ion Beam Applications	445
123,818	*	iRhythm Technologies, Inc	6,424
5,718		i-SENS Inc	110
50,300	e	Japan Lifeline Co Ltd	2,494
1,334,001	e	Japara Healthcare Ltd	1,877
40,000		Jeol Ltd	204
76,810	*	K2M Group Holdings, Inc	1,629
163,123		Kindred Healthcare, Inc	1,109
1,447,975		Koninklijke Philips Electronics NV	59,743
59,200		Korian-Medica	1,950
597,800		Kossan Rubber Industries	977
2,933,492		KPJ Healthcare BHD	723
246,538	*	Laboratory Corp of America Holdings	37,220
17,566		Landauer, Inc	1,182
248,127	*	Lantheus Holdings, Inc	4,417
3,800		Le Noble Age	253
116,031		LeMaitre Vascular, Inc	4,342
161,181	*	LHC Group, Inc	11,431
4,179	e	Lifco AB	136
1,238,627		Life Healthcare Group Holdings Pte Ltd	2,164
62,158	*	LifePoint Hospitals, Inc	3,599
1,402,000	*,e	Lifetech Scientific Corp	330
138,240	*	LivaNova plc	9,685
10,360		Lutronic Corp	99
134,235		M3, Inc	3,827
128,490	*	Magellan Health Services, Inc	11,089
14,200		Mani, Inc	341
183,722	*	Masimo Corp	15,903
30,224	*	Mazor Robotics Ltd	741
378,305		McKesson Corp	58,111
134,955		Medical Facilities Corp	1,686
10,219		Medicare Group	198
180,635		Mediceo Paltac Holdings Co Ltd	3,139
325,745	e	Mediclinic International plc	2,837
116,491	*	Medidata Solutions, Inc	9,093
4,838	*	Medipost Co Ltd	359
250,984	*	MEDNAX, Inc	10,822
3,196,666		Medtronic plc	248,605
29,000		Menicon Co Ltd	1,147
78,000		Meridian Bioscience, Inc	1,115
162,829	*	Merit Medical Systems, Inc	6,896
709,812		Metlifecare Ltd	2,975
136,500		Microlife Corp	330
1,609,229		Microport Scientific Corp	1,483
105,393		Miraca Holdings, Inc	4,906
260,000	e	Modern Dental Group Ltd	93
380,253	*	Molina Healthcare, Inc	26,146
16,236		Nagaileben Co Ltd	409
19,100		Nakanishi, Inc	864
145,443	*	Nanosonics Ltd	298
35,132	*,e	NantHealth, Inc	145
33,696	*	Narayana Hrudayalaya Ltd	156
33,441		National Healthcare Corp	2,092
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,089		National Research Corp	$720
116,600	*	Natus Medical, Inc	4,372
71,130	*	Neogen Corp	5,510
989,680		Network Healthcare Holdings Ltd	1,745
4,675		Neuca S.A.	359
229,094	*	Nevro Corp	20,820
270,100		Nichii Gakkan Co	2,784
47,300		Nihon Kohden Corp	1,024
39,667		Nikkiso Co Ltd	369
598,600		Nipro Corp	8,263
193,925		NMC Health plc	7,174
31,017	e,g	NNIT A.S.	937
110,676	*	Novocure Ltd	2,197
840,045	*	NuVasive, Inc	46,589
163,457	*	NxStage Medical, Inc	4,511
17,885	*,e	Obalon Therapeutics, Inc	170
841,770		Odontoprev S.A.	4,101
429,782		Olympus Corp	14,564
70,694	*	Omnicell, Inc	3,609
393,612	*	OraSure Technologies, Inc	8,856
178,717		Oriola-KD Oyj (B Shares)	719
29,797	e	Orpea	3,532
134,991	*	Orthofix International NV	6,378
7,374	*	Osstem Implant Co Ltd	450
209,779		Owens & Minor, Inc	6,126
70,166	*	Oxford Immunotec Global plc	1,179
52,000		Paramount Bed Holdings Co Ltd	2,236
143,900		Patterson Cos, Inc	5,562
56,218	*,e	Penumbra, Inc	5,076
29,294	*	PetIQ, Inc	793
82,558	*	PharMerica Corp	2,419
71,097		Phonak Holding AG.	12,068
79,000	*,†,m	Pihsiang Machinery Manufacturing Co Ltd	45
360,508	*	Premier, Inc	11,742
1,127,866		Primary Health Care Ltd	2,732
116,020	*	Providence Service Corp	6,274
197,262	*	PT Siloam International Hospitals Tbk	146
18,036	*,e	Pulse Biosciences, Inc	336
2,056,000	*	PW Medtech Group Ltd	440
196,687		Qualicorp S.A.	2,354
108,529	*	Quality Systems, Inc	1,707
371,590		Quest Diagnostics, Inc	34,796
67,424	*	Quidel Corp	2,957
72,010	*	Quorum Health Corp	373
54,779	*,e	Quotient Ltd	270
191,523	*,e	R1 RCM, Inc	711
150,764	*	RadNet, Inc	1,741
572,784	e	Raffles Medical Group Ltd	475
82,548		Ramsay Health Care Ltd	4,039
14,326	e	RaySearch Laboratories AB	306
436,822	e	Regis Healthcare Ltd	1,194
7,957,500		Religare Health Trust	5,016
170,574		Resmed, Inc	13,127
18,030		Rhoen Klinikum AG.	608
211,000		Rion Co Ltd	4,272
89,851	*,e	Rockwell Medical, Inc	769
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

137,899	*	RTI Biologics, Inc	$627
292,933		Ryman Healthcare Ltd	1,963
21,972		Sartorius AG.	2,102
20,273		Sartorius Stedim Biotech	1,405
877,716		Selcuk Ecza Deposu Ticaret ve Sanayi AS	808
206,618	*	Select Medical Holdings Corp	3,967
1,844,415		Shandong Weigao Group Medical Polymer Co Ltd	1,311
663,040		Shanghai Pharmaceuticals Holding Co Ltd	1,624
124,151	e	Sienna Senior Living, Inc	1,798
36,643	*,e	Sientra, Inc	564
1,048,503		Sigma Healthcare Ltd	680
18,775	e	Simulations Plus, Inc	291
1,286,271		Sinopharm Group Co	5,698
885,724		Smith & Nephew plc	16,010
1,415,058		Sonic Healthcare Ltd	23,253
462,352	g	Spire Healthcare Group plc	1,397
29,000		St. Shine Optical Co Ltd	615
79,827	*	Staar Surgical Co	994
344,428		STERIS plc	30,447
11,197	e	STRATEC Biomedical AG.	670
15,851		Straumann Holding AG.	10,194
727,909		Stryker Corp	103,378
3,890		Suheung Capsule Co Ltd	113
481,259		Summerset Group Holdings Ltd	1,766
961,200		Supermax Corp BHD	387
37,058	*,e	Surgery Partners, Inc	384
47,082	*	SurModics, Inc	1,460
123,145		Suzuken Co Ltd	4,380
40,798		Sysmex Corp	2,607
18,353	*	Tabula Rasa HealthCare, Inc	491
18,178	*,e	Tactile Systems Technology, Inc	563
307,821	*,e	Teladoc, Inc	10,204
49,055		Teleflex, Inc	11,870
226,534	*,e	Tenet Healthcare Corp	3,722
162,876		Terumo Corp	6,406
70,304	*	Tivity Health, Inc	2,868
114,100	e	Toho Pharmaceutical Co Ltd	2,183
7,200		Tokai Corp (GIFU)	308
2,123,800		Top Glove Corp BHD	2,791
2,414,000	e	Town Health International Medical Group Ltd	216
212,496	*	Triple-S Management Corp (Class B)	5,032
34,700		Tsuki Corp	240
1,070,772		United Drug plc	12,204
2,950,447		UnitedHealth Group, Inc	577,845
545,971		Universal Health Services, Inc (Class B)	60,570
2,483,000	e,g	Universal Medical Financial & Technical Advisory Services Co Ltd	2,059
48,425		US Physical Therapy, Inc	2,976
6,910		Utah Medical Products, Inc	508
4,886		Value Added Technologies Co Lt	117
106,617	*	Varex Imaging Corp	3,608
195,215	*	Varian Medical Systems, Inc	19,533
474,811	*	Veeva Systems, Inc	26,784
2,866,400		Vibhavadi Medical Center PCL (Foreign)	242
4,377		Vieworks Co Ltd	150
181,348	*,e	ViewRay, Inc	1,045
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

245,378	e	Virtus Health Ltd	$1,076
65,600		VITAL KSK Holdings, Inc	544
31,597	*,e	Viveve Medical, Inc	166
52,954	*	Vocera Communications, Inc	1,661
391,919	*	WellCare Health Plans, Inc	67,308
70,690		West Pharmaceutical Services, Inc	6,805
121,437	*	William Demant Holding A.S.	3,211
230,317	*	Wright Medical Group NV	5,958
9,312	e	Ypsomed Holding AG.	1,441
533,620		Zimmer Holdings, Inc	62,482
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,197,073

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
22,484		Able C&C Co Ltd	313
32,725		Amorepacific Corp	7,429
9,664		Amorepacific Corp (Preference)	1,316
210,248		Asaleo Care Ltd	256
2,708	*	Avon Products, Inc	6
56,121		Bajaj Corp Ltd	342
72,544		Beiersdorf AG.	7,811
6,384		Bioland Ltd	86
7,843	e	Blackmores Ltd	727
229,670	*	Central Garden & Pet Co	8,920
243,035	*	Central Garden and Pet Co (Class A)	9,038
30,000		Chlitina Holding Ltd	103
453,074		Church & Dwight Co, Inc	21,951
3,676	e	CLIO Cosmetics Co Ltd	106
124,066		Clorox Co	16,366
3,448,682		Colgate-Palmolive Co	251,237
2,592		Cosmax BTI, Inc	66
4,762	e	Cosmax, Inc	528
626,409		Coty, Inc	10,355
864,237		Dabur India Ltd	4,038
46,600		Dr Ci:Labo Co Ltd	1,643
8,500		Earth Chemical Co Ltd	384
71,915	*	Edgewell Personal Care Co	5,233
57,694		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	70
41,496	*,e	elf Beauty, Inc	936
220,437		Energizer Holdings, Inc	10,151
533,478	*	Essity AB	14,545
1,733,561		Estee Lauder Cos (Class A)	186,947
38,100	*,e	Euglena Co Ltd	401
15,446		Eveready Industries India Ltd	70
23,200		Fancl Corp	501
9,381		Gillette India Ltd	807
346,946		Godrej Consumer Products Ltd	4,891
66,000		Grape King Industrial Co	398
1,982,647		Hengan International Group Co Ltd	18,387
38,607		Henkel KGaA	4,701
264,068		Henkel KGaA (Preference)	35,977
153,918	*,e	Herbalife Ltd	10,440
994,974		Hindustan Lever Ltd	17,899
226,750	*	HRG Group, Inc	3,540
21,709		Inter Parfums S.A.	866
72,032		Inter Parfums, Inc	2,971
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,556		It’s Skin Co Ltd	$64
54,073		Jyothy Laboratories Ltd	336
574,409		Kao Corp	33,817
238,350		Karex BHD	85
576,280		Kimberly-Clark Corp	67,817
1,456,916		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,964
30,300		Kobayashi Pharmaceutical Co Ltd	1,718
5,904		Kolmar BNH Co Ltd	169
8,688		Korea Kolmar Co Ltd	576
5,095		Korea Kolmar Holdings Co Ltd	171
23,800		Kose Corp	2,728
9,467		LG Household & Health Care Ltd	7,737
2,151		LG Household & Health Care Ltd (Preference)	1,123
617,100		Lion Corp	11,276
559,861		L’Oreal S.A.	118,715
98,158		Mandom Corp	2,704
860,401		Marico Ltd	4,100
112,835		Medifast, Inc	6,699
253,924	*	Microbio Co Ltd	177
7,000		Milbon Co Ltd	425
555,298		Natura Cosmeticos S.A.	5,470
14,525	e	Natural Health Trends Corp	347
23,186		Nature’s Sunshine Products, Inc	235
9,700		Noevir Holdings Co Ltd	535
114,579		Nu Skin Enterprises, Inc (Class A)	7,044
6,979	*,e	NUTRIBIOTECH Co Ltd	110
920,000		NVC Lighting Holdings Ltd	109
10,138		Oil-Dri Corp of America	496
50,811		Ontex Group NV	1,731
18,624	e	Orchids Paper Products Co	262
25,193	*	Oriflame Holding AG.	860
29,943		Pacific Corp	3,233
179,800		Pigeon Corp	6,147
254,800		Pola Orbis Holdings, Inc	7,705
6,342,535		Procter & Gamble Co	577,044
6,890,900		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	242
3,409,329		PT Unilever Indonesia Tbk	12,397
210,288		PZ Cussons plc	901
376,621		Reckitt Benckiser Group plc	34,411
23,739	*,e	Revlon, Inc (Class A)	583
6,867	*	Sansung Life & Science Co Ltd	70
304,091		Shiseido Co Ltd	12,170
106,305	e	Spectrum Brands, Inc	11,260
27,616		TCI Co Ltd	174
3,764		Tonymoly Co Ltd	51
432,699		Uni-Charm Corp	9,911
2,503,634		Unilever NV	147,992
1,454,294		Unilever plc	84,174
75,657	*	USANA Health Sciences, Inc	4,365
393,000	e	Vinda International Holdings Ltd	739
26,105		WD-40 Co	2,921
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,859,842

INSURANCE - 4.2%
170,084		Admiral Group plc	4,145
497,896		Aegon NV	2,902
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

358,563		Aflac, Inc	$29,183
42,847		Ageas	2,015
14,574,914		AIA Group Ltd	107,902
15,084	*	Alleghany Corp	8,357
597,269		Allianz AG.	134,139
824,437		Allstate Corp	75,774
199,661		Alm Brand AS	1,966
218,147	*	AMBAC Financial Group, Inc	3,765
198,009		American Equity Investment Life Holding Co	5,758
117,540		American Financial Group, Inc	12,160
9,132,231		American International Group, Inc	560,628
8,115		American National Insurance Co	958
36,161		Amerisafe, Inc	2,105
359,217	e	Amtrust Financial Services, Inc	4,835
66,066		Anadolu Hayat Emeklilik AS	128
160,633		Anadolu Sigorta	129
29,200	e	Anicom Holdings, Inc	753
115,465		Aon plc	16,869
217,022	*	Arch Capital Group Ltd	21,377
659,876		Argo Group International Holdings Ltd	40,582
120,979		Arthur J. Gallagher & Co	7,446
252,562		Aspen Insurance Holdings Ltd	10,204
463,963		ASR Nederland NV	18,559
522,673		Assicurazioni Generali S.p.A.	9,749
142,145		Assurant, Inc	13,578
253,084		Assured Guaranty Ltd	9,554
3,336,102	*	Athene Holding Ltd	179,616
31,816	*	Atlas Financial Holdings, Inc	601
7,129,973		Aviva plc	49,211
18,353		AvivaSA Emeklilik ve Hayat AS.	96
3,978,669		AXA S.A.	120,284
132,930		Axis Capital Holdings Ltd	7,618
30,067		Bajaj Finserv Ltd	2,376
19,477		Baldwin & Lyons, Inc (Class B)	439
11,777		Baloise Holding AG.	1,865
680,474		BB Seguridade Participacoes S.A.	6,151
1,139,695		Beazley plc	7,330
3,990,730	*	Berkshire Hathaway, Inc (Class B)	731,580
17,618		Blue Capital Reinsurance Holdings Ltd	290
90,084	*	Brighthouse Financial, Inc	5,477
158,126		Brown & Brown, Inc	7,620
8,163,316		Cathay Financial Holding Co Ltd	13,009
243,714		Chesnara plc	1,288
1,902,394		China Insurance International Holdings Co Ltd	5,119
8,445,290		China Life Insurance Co Ltd	25,315
2,695,805		China Life Insurance Co Ltd (Taiwan)	2,542
5,800,039		China Pacific Insurance Group Co Ltd	25,135
3,135,292		Chubb Ltd	446,936
121,091		Cincinnati Financial Corp	9,272
81,639	*,e	Citizens, Inc (Class A)	600
11,247	*	Clal Insurance	190
55,189		CNA Financial Corp	2,773
197,324		CNP Assurances	4,626
462,124		Conseco, Inc	10,786
3,630,000	*,e	Convoy Financial Holdings Ltd	92
375,669		Corp Mapfre S.A.	1,224
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,589		Crawford & Co (Class B)	$545
2,214,611		Dai-ichi Mutual Life Insurance Co	39,725
959,189		Direct Line Insurance Group plc	4,676
352,991		Discovery Holdings Ltd	3,671
27,835		Donegal Group, Inc (Class A)	449
40,477		Dongbu Insurance Co Ltd	2,586
20,000	e	Dream Incubator, Inc	400
30,656	*	eHealth, Inc	732
16,856		EMC Insurance Group, Inc	474
60,080		Employers Holdings, Inc	2,731
21,608	*	Enstar Group Ltd	4,805
31,734		Erie Indemnity Co (Class A)	3,826
627,845		esure Group plc	2,375
29,479		Euler Hermes S.A.	3,483
85,886		Everest Re Group Ltd	19,616
38,493		Fairfax Financial Holdings Ltd	20,032
26,837		FBL Financial Group, Inc (Class A)	1,999
57,042		Federated National Holding Co	890
20,938	e	Fidelity & Guaranty Life	650
393,745		First American Financial Corp	19,675
607,338		FNF Group	28,824
1,078,081	e	Fondiaria-Sai S.p.A	2,521
1,349,302	*	Genworth Financial, Inc (Class A)	5,195
245,756		Gjensidige Forsikring BA	4,281
17,587	*	Global Indemnity Ltd	746
391,132		Great-West Lifeco, Inc	11,257
66,270	*	Greenlight Capital Re Ltd (Class A)	1,435
96,659		Grupo Catalana Occidente S.A.	4,073
46,531	*	Hallmark Financial Services	540
65,844		Hannover Rueckversicherung AG.	7,941
49,347		Hanover Insurance Group, Inc	4,783
132,095		Hanwha Non-Life Insurance Co Ltd	928
565,425		Harel Insurance Investments & Finances Ltd	3,546
934,159		Hartford Financial Services Group, Inc	51,780
295,193	g	Hastings Group Holdings Ltd	1,203
15,695	e	HCI Group, Inc	600
22,543	*,e	Health Insurance Innovations, Inc	327
3,988		Helvetia Holding AG.	2,167
48,162	e	Heritage Insurance Holdings, Inc	636
506,636		Hiscox Ltd	8,693
77,272		Horace Mann Educators Corp	3,041
283,372		Hyundai Marine & Fire Insurance Co Ltd	11,239
4,260		IDI Insurance Co Ltd	271
13,332		Independence Holding Co	337
76,517		Industrial Alliance Insurance and Financial Services, Inc	3,465
46,499		Infinity Property & Casualty Corp	4,380
350,078	g	ING Life Insurance Korea Ltd	14,541
3,037,729		Insurance Australia Group Ltd	15,214
175,552		Intact Financial Corp	14,501
2,888		Investors Title Co	517
116,139		James River Group Holdings Ltd	4,817
563,400	e	Japan Post Holdings Co Ltd	6,656
1,800		Japan Post Insurance Co Ltd	39
345,810		Just Retirement Group plc	681
76,264		Kemper Corp	4,042
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,765	e	Kingstone Cos, Inc	$306
61,559		Kinsale Capital Group, Inc	2,658
138,906		Korea Life Insurance Co Ltd	832
57,490		Korean Reinsurance Co	570
138,739		Lancashire Holdings Ltd	1,241
14,874,953		Legal & General Group plc	51,846
103,388		Liberty Holdings Ltd	803
2,275,871		Lincoln National Corp	167,231
221,296		Loews Corp	10,591
270,000		Long Bon International Co Ltd	127
32,506		Lotte Non-Life Insurance Co Ltd	101
283,052		Maiden Holdings Ltd	2,250
2,714,562		Manulife Financial Corp	55,064
349,016		Manulife Financial Corp	7,082
9,840	*	Markel Corp	10,509
1,762,720		Marsh & McLennan Cos, Inc	147,734
83,753		Max India Ltd	759
189,100	*	Max India Ltd (New)	404
239,938	*	MBIA, Inc	2,087
2,723,218		Medibank Pvt Ltd	6,248
45,447		Menorah Mivtachim Holdings Ltd	539
641,444		Mercuries & Associates Holding Ltd	474
520,549	*	Mercuries Life Insurance Co Lt	260
30,571	e	Mercury General Corp	1,733
143,421		Meritz Fire & Marine Insurance Co Ltd	3,090
2,037,282		Metlife, Inc	105,837
779,651	e	Metropolitan Holdings Ltd	999
1,436,408	*	Migdal Insurance Holdings Ltd	1,497
47,340		Mirae Asset Life Insurance Co Ltd	207
830,298		Mitsui Sumitomo Insurance Group Holdings, Inc	26,757
60,798		Muenchener Rueckver AG.	13,012
274,182		National General Holdings Corp	5,240
4,512		National Western Life Group, Inc	1,575
38,704		Navigators Group, Inc	2,258
711,782		New China Life insurance Co Ltd	4,048
20,219	*	NI Holdings, Inc	362
1,160,099		NKSJ Holdings, Inc	45,208
287,684		NN Group NV	12,047
38,202		Novae Group plc	366
1,073,165		Old Mutual plc	2,796
372,700		Old Republic International Corp	7,338
23,212,288		People’s Insurance Co Group of China Ltd	10,417
229,327		Phoenix Group Holdings	2,323
38,329	*	Phoenix Holdings Ltd	176
8,247,826		PICC Property & Casualty Co Ltd	14,631
9,199,126	e	Ping An Insurance Group Co of China Ltd	71,058
87,574		Porto Seguro S.A.	1,042
789,512	e,g	Poste Italiane S.p.A	5,816
646,241		Power Corp Of Canada	16,423
597,856		Power Financial Corp	16,583
1,004,273		Powszechny Zaklad Ubezpieczen S.A.	12,675
87,401		Primerica, Inc	7,128
407,198		Principal Financial Group	26,199
190,551		ProAssurance Corp	10,414
4,465,158	n	Progressive Corp	216,203
41,247	e	Protector Forsikring ASA	405
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

437,682		Prudential Financial, Inc	$46,534
5,382,501		Prudential plc	128,806
57,256,000	*	PT Panin Insurance Tbk	3,465
280,859,000	*	PT Panin Life Tbk	5,090
123,250		Qatar Insurance Co SAQ	1,772
1,865,500		QBE Insurance Group Ltd	14,707
162,900		Qualitas Controladora SAB de C.V.	269
559,865		Rand Merchant Investment Holdings Ltd	1,715
123,818		Reinsurance Group of America, Inc (Class A)	17,276
116,222		RenaissanceRe Holdings Ltd	15,706
74,006		RLI Corp	4,245
854,341		RSA Insurance Group plc	7,138
27,728		Safety Insurance Group, Inc	2,116
1,267,420		Saga plc	3,370
1,761,136		Sampo Oyj (A Shares)	93,207
25,263		Samsung Fire & Marine Insurance Co Ltd	6,191
57,810		Samsung Life Insurance Co Ltd	5,714
1,404,568		Sanlam Ltd	7,017
100,782		SCOR SE	4,227
148,710		Selective Insurance Group, Inc	8,008
6,590,361		Shin Kong Financial Holding Co Ltd	1,978
178,000		Shinkong Insurance Co Ltd	155
412,793		Societa Cattolica di Assicurazioni SCRL	3,586
1,247,092		Sony Financial Holdings, Inc	20,464
31,231		State Auto Financial Corp	819
86,636		State National Cos, Inc	1,818
452,746		Steadfast Group Ltd	993
38,367		Stewart Information Services Corp	1,449
1,441,428		Storebrand ASA	12,265
137,894		Sul America SA	779
627,187		Sun Life Financial, Inc	24,977
971,363		Suncorp-Metway Ltd	9,974
16,408		Swiss Life Holding	5,785
281,295		Swiss Re Ltd	25,498
221,300		Syarikat Takaful Malaysia BHD	199
718,542		T&D Holdings, Inc	10,424
231,000		Taiwan Fire & Marine Insurance Co	152
2,600,200		Thai Reinsurance PCL	145
1,877,174	*	Third Point Reinsurance Ltd	29,284
1,768,187		Tokio Marine Holdings, Inc	69,202
25,568		Tong Yang Life Insurance	171
156,297	*	Topdanmark AS	6,157
118,467		Torchmark Corp	9,488
288,296		Travelers Cos, Inc	35,322
34	*	Trisura Group Ltd	1
41,765	*,e	Trupanion, Inc	1,103
162,459		Tryg A.S.	3,756
239,300		Tune Ins Holdings BHD	65
1,589,241		Unipol Gruppo Finanziario S.p.A	7,292
292,668		Uniqa Versicherungen AG.	3,066
91,747		United Fire & Casualty Co	4,204
34,809	e	United Insurance Holdings Corp	567
163,698	e	Universal Insurance Holdings, Inc	3,765
208,714		UnumProvident Corp	10,672
268,704		Validus Holdings Ltd	13,223
755,992		W.R. Berkley Corp	50,455
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,775		White Mountains Insurance Group Ltd	$4,092
117,438		Wiener Staedtische Allgemeine Versicherung AG.	3,470
257,367	e	Willis Towers Watson plc	39,694
42,000		Wiz Solucoes e Corretagem de Seguros S.A.	228
30,149		Wuestenrot & Wuerttembergische AG.	820
552,276		XL Group Ltd	21,787
373,843		Zurich Financial Services AG.	114,239
		TOTAL INSURANCE	5,179,273

MATERIALS - 5.2%
152,854		A. Schulman, Inc	5,220
14,330		Aarti Industries	196
129,650		Acerinox S.A.	1,872
29,899		Achilles Corp	601
13,645	m	Acron JSC (GDR)	81
73,534		Adana Cimento	128
213,500		ADEKA Corp	3,896
308,493		Adelaide Brighton Ltd	1,414
42,380	e	Advanced Emissions Solutions, Inc	465
20,278		Advanced Enzyme Technologies Ltd	78
16,976		Advanced Metallurgical Group NV	732
121,416	*	AdvanSix, Inc	4,826
78,703		Aeci Ltd	589
96,386		African Barrick Gold Ltd	251
68,407		African Rainbow Minerals Ltd	516
235,286		Agnico-Eagle Mines Ltd	10,633
362,365		Agrium, Inc	38,834
116,808	*,e	AgroFresh Solutions, Inc	821
7,400		Aichi Steel Corp	291
270,523		Air Liquide	36,076
233,342		Air Products & Chemicals, Inc	35,286
15,822		Air Water, Inc	292
3,116		AK Holdings, Inc	177
3,439,866	*,e	AK Steel Holding Corp	19,229
34,000		Akcansa Cimento AS	106
7,314		Akzo Nobel India Ltd	216
38,799		Akzo Nobel NV	3,578
183,755		Alamos Gold, Inc	1,241
704,402	n	Albemarle Corp	96,017
418,458		Alcoa Corp	19,509
1,456,865		Alexandria Mineral Oils Co	981
209,013	e	Allegheny Technologies, Inc	4,995
24,685		Altius Minerals Corp	236
432,266		Altri SGPS S.A.	2,283
1,750,083		Alumina Ltd	3,033
4,531,445	*,e	Aluminum Corp of China Ltd	4,065
795,661		Ambuja Cements Ltd	3,249
868,986		Amcor Ltd	10,393
88,282		American Vanguard Corp	2,022
18,602		Ampco-Pittsburgh Corp	324
3,729,000		AMVIG Holdings Ltd	1,060
2,011,919		Anadolu Cam Sanayii AS	1,169
175,572	*	Anatolia Minerals Development Ltd	307
74,802	*	Anglo American Platinum Ltd	1,911
1,744,296		Anglo American plc (London)	31,360
267,159		AngloGold Ashanti Ltd	2,510
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,342,369		Anhui Conch Cement Co Ltd	$5,388
684,186		Antofagasta plc	8,715
159,308		APERAM	8,349
62,719		Aptargroup, Inc	5,413
1,248,645	*	ArcelorMittal	32,210
303,163	*,e	ArcelorMittal (ADR)	7,809
34,904	e	Ardagh Group S.A.	747
337,528		Arkema	41,415
17,974		Asahi Holdings, Inc	370
1,177,255		Asahi Kasei Corp	14,507
112,110	*,e	Asanko Gold, Inc	106
1,098,703		Ashland Global Holdings, Inc	71,844
934,500		Asia Cement China Holdings Corp	330
151		Asia Cement Co Ltd	11
2,390,024		Asia Cement Corp	2,112
108,754		Asia Polymer	68
387,636		Asian Paints Ltd	6,727
92,037		Associated Cement Co Ltd	2,337
133,005		Assore Ltd	2,722
5,324		Atul Ltd	195
66,819		Aurubis AG.	5,417
335,628		Avery Dennison Corp	33,006
263,558	*	Axalta Coating Systems Ltd	7,622
603,002	*	B2Gold Corp	1,662
60,611		Balchem Corp	4,927
654,544		Ball Corp	27,033
1,646,020		Barrick Gold Corp (Canada)	26,489
7,492		BASF India Ltd	173
566,519		BASF SE	60,355
12,300		Bayer CropScience Ltd	735
12,000,000	e	BBMG Corp	6,114
81,030		Bekaert S.A.	3,890
214,309		Bemis Co, Inc	9,766
34,600	*	Bengang Steel Plates Co	15
2,985,029	*	Berry Plastics Group, Inc	169,102
3,483,783		BHP Billiton Ltd	70,650
3,188,431		BHP Billiton plc	56,263
465,857		Billerud AB	7,902
15,186		Birla Corp Ltd	209
645,383		BlueScope Steel Ltd	5,575
206,319	*	Boise Cascade Co	7,201
237,760		Boliden AB	8,065
1,058,465		Boral Ltd	5,644
174,291		Borregaard ASA	1,954
35,346		Borusan Mannesmann Boru Sanayi	105
189,879	*	Boryszew S.A.	521
146,100		Bradespar S.A.	1,112
160,075		Braskem S.A.	2,145
165,425		Brickworks Ltd	1,756
46,076		Buzzi Unicem S.p.A.	1,245
29,164		Buzzi Unicem S.p.A. RSP	451
60,586		Cabot Corp	3,381
206,800		Cahya Mata Sarawak BHD	196
99,136		Calgon Carbon Corp	2,122
407,907	*	Canfor Corp	7,663
82,316		Canfor Pulp Products, Inc	878
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48,226		CAP S.A.	$503
202,509		Carpenter Technology Corp	9,727
231,912		Cascades, Inc	2,781
124,734		CCL Industries	6,036
100,773		Celanese Corp (Series A)	10,508
24,909		Cementir S.p.A.	210
364,946		Cementos Argos S.A.	1,454
1,536,800	*,g	CEMEX Holdings Philippines, Inc	152
95,247	*	Cemex Latam Holdings S.A.	374
19,500,978	*	Cemex S.A. de C.V.	17,723
674,707		Centamin plc	1,311
423,545		Centerra Gold, Inc	2,984
93,174	*	Century Aluminum Co	1,545
41,754		Century Plyboards India Ltd	160
17,342		Century Textile & Industries Ltd	325
168,426		CF Industries Holdings, Inc	5,922
27,543		Chase Corp	3,068
1,592,838		Chemours Co	80,614
232,560		Cheng Loong Corp	137
258,000	*,e	Chiho-Tiande Group Ltd	140
1,168,695		China BlueChemical Ltd	382
3,892,000	*,e	China Daye Non-Ferrous Metals Mining Ltd	58
3,819,240		China General Plastics Corp	3,807
171,000		China Hi-ment Corp	299
551,250		China Manmade Fibers Corp	155
178,112		China Metal Products	176
858,455	*,†,e,m	China Metal Recycling Holdings Ltd	1
452,000	*,g	China Metal Resources Utilization Ltd	175
3,085,282	e	China National Building Material Co Ltd	2,148
735,000		China National Materials Co Ltd	416
1,394,628	*	China Petrochemical Development Corp	641
5,962,200	*,†,e,m	China Shanshui Cement Group Ltd	3,335
3,778,000	e	China Silver Group Ltd	1,135
5,334	*	China Singyes New Materials Holdings Ltd	1
101,000		China Steel Chemical Corp	390
13,790,303		China Steel Corp	11,086
330,817		China Synthetic Rubber Corp	491
292,000		China Wood Optimization Holding Ltd	81
297,000		China XLX Fertiliser Ltd	98
12,000	*	Chongqing Iron & Steel Co Ltd	2
71,857		Christian Hansen Holding	6,168
34,500		Chugoku Marine Paints Ltd	289
613,000	*	Chung Hung Steel Corp	214
13,540		Chung Hwa Pulp Corp	5
367,671		Cia de Minas Buenaventura S.A. (ADR) (Series B)	4,703
581,848	*	Cia Siderurgica Nacional S.A.	1,765
18,219		Ciech S.A.	325
150,901		Cimsa Cimento Sanayi Ve Tica	601
236,530	e	Clariant AG.	5,670
31,667	*	Clearwater Paper Corp	1,560
573,857	*	Cleveland-Cliffs, Inc	4,103
78,236	*	Codexis, Inc	520
693,158	*	Coeur Mining, Inc	6,370
220,062		Commercial Metals Co	4,188
86,132	*,†,m	Companhia Vale do Rio Doce	0
64,914	e	Compass Minerals International, Inc	4,213
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

142,624		Corbion NV	$4,600
13,619		Core Molding Technologies, Inc	299
89,220		Coromandel International Ltd	590
24,052		Corticeira Amorim SGPS S.A.	337
296,916	g	Covestro AG.	25,550
99,000		CPMC Holdings Ltd	58
273,464		CRH plc	10,404
39,148		Croda International plc	1,991
741,314	*	Crown Holdings, Inc	44,271
1,889,117		CSR Ltd	7,035
1,651,200		D&L Industries Inc	328
1,154,000	e	Da Ming International Holdings Ltd	512
327,999		Daicel Chemical Industries Ltd	3,955
46,000		Daido Steel Co Ltd	2,733
29,700		Daiken Corp	751
16,171		Dainichiseika Color & Chemicals Manufacturing Co Ltd	738
169,300		Dainippon Ink and Chemicals, Inc	6,139
66,172	e	Daio Paper Corp	782
34,000	e	Daiso Co Ltd	877
28,285		Dalmia Bharat Ltd	1,114
20,375		Deltic Timber Corp	1,802
168,000		Denki Kagaku Kogyo KK	5,541
107,980	*	Detour Gold Corp	1,191
155,700		DG Khan Cement Co Ltd	217
9,423		Dhanuka Agritech Ltd	97
153,236		Dominion Diamond Corp	2,173
150,230		Domtar Corp	6,518
19,531		Dongjin Semichem Co Ltd	322
267,626		Dongkuk Steel Mill Co Ltd	2,509
2,608		Dongwha Enterprise Co Ltd	81
147,800		Dowa Holdings Co Ltd	5,429
8,604,684		DowDuPont, Inc	595,702
758,450		DS Smith plc	5,014
251,508		DSM NV	20,590
6,891	*	Duk San Neolux Co Ltd	132
893,985		DuluxGroup Ltd	4,920
120,492		Eagle Materials, Inc	12,857
619,800		Eastern Polymer Group PCL	214
138,834		Eastman Chemical Co	12,563
140,319		Ecolab, Inc	18,046
112,917		EID Parry India Ltd	594
124,405	*	El Ezz Steel Co	130
534,379		Eldorado Gold Corp	1,173
283,346		Elementis plc	1,029
2,920,510		Empresas CMPC S.A.	7,688
6,964		EMS-Chemie Holding AG.	4,635
599,918		Ence Energia y Celulosa S.A.	3,123
43,908	*	Endeavour Mining Corp	878
74,733	*,e	Endeavour Silver Corp	178
45,100		Engro Chemical Pakistan Ltd	130
1,064,500		Engro Fertilizers Ltd	636
5,683	*	Eramet	386
4,376,305		Eregli Demir ve Celik Fabrikalari TAS	9,496
33,140		Essel Propack Ltd	128
162,262	e	Essentra plc	1,200
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

387,032		Eternal Chemical Co Ltd	$394
810,467		Eugene Corp	3,896
250,128		Everlight Chemical Industrial Corp	155
727,755		Evolution Mining Ltd	1,260
355,793		Evonik Industries AG.	12,721
924,717		Evraz plc	3,883
330,300		Fauji Fertilizer Co Ltd	261
346,050		Feng Hsin Iron & Steel Co	602
2,412,229		Ferrexpo plc	9,452
276,766	*	Ferro Corp	6,172
202,348	*,m	Ferroglobe plc	0
230,230		Fibria Celulose S.A.	3,115
11,886		Finolex Industries Ltd	116
102,476	*,e	First Majestic Silver Corp	700
1,704,498		First Quantum Minerals Ltd	19,138
3,678,409		Fletcher Building Ltd	21,260
101,571	*,e	Flotek Industries, Inc	472
427,750		FMC Corp	38,202
34,017	*	Foosung Co Ltd	303
2,903,354		Formosa Chemicals & Fibre Corp	8,841
10,189,176		Formosa Plastics Corp	30,899
86,220		Formosan Rubber Group, Inc	44
255,604	g	Forterra plc	953
5,944,608		Fortescue Metals Group Ltd	24,074
98,715	*	Fortuna Silver Mines, Inc	432
152,691		Foshan Huaxin Packaging Co Ltd	98
15,100		FP Corp	772
243,672		Franco-Nevada Corp	18,877
6,198,800	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	87,031
266,159		Fresnillo plc	5,015
4,258		Frutarom Industries Ltd	328
55,346		Fuchs Petrolub AG. (Preference)	3,278
3,666,200		Fufeng Group Ltd	2,519
26,900		Fuji Seal International, Inc	814
11,300		Fujimi, Inc	264
9,000		Fujimori Kogyo Co Ltd	304
262,000	e	Furukawa-Sky Aluminum Corp	7,471
1,643,800		Fushan International Energy Group Ltd	375
23,500		Fuso Chemical Co Ltd	752
24,956,000	*	Future World Financial Holdings Ltd	604
45,416		FutureFuel Corp	715
227,159	*,e	Galaxy Resources Ltd	465
1,220,038	*	GCP Applied Technologies, Inc	37,455
3,703,712		Gerdau S.A. (Preference)	12,910
1,462		Givaudan S.A.	3,183
22,008,348		Glencore Xstrata plc	101,018
359,959		Gloria Material Technology Corp	239
4,400		Godo Steel Ltd	82
67,381		Godrej Industries Ltd	608
529,751		Gold Fields Ltd	2,291
98,474	*,e	Gold Resource Corp	369
808,715	e	Goldcorp, Inc	10,500
7,364,418		Goldsun Development & Construction Co Ltd	2,217
6,105,000		Grand Pacific Petrochemical	4,588
60,760		Granges AB	696
1,276,378		Graphic Packaging Holding Co	17,805
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

486,804		Grasim Industries Ltd	$8,463
605,755	*,†,m	Great Basin Gold Ltd	5
1,733,000		Greatview Aseptic Packaging Co	1,065
31,900		Green Seal Holding Ltd	72
28,723		Greenply Industries Ltd	120
11,403		Greif, Inc	733
49,156		Greif, Inc (Class A)	2,878
15,096,942		G-Resources Group Ltd	199
281,565		Grupo Argos S.A.	2,025
3,579,344		Grupo Mexico S.A. de C.V. (Series B)	10,946
64,436		Gubre Fabrikalari TAS	84
26,696		Gujarat Flourochemicals	277
268,207		Gujarat Narmada Valley Fertilizers Co Ltd	1,247
915		Gurit Holding AG.	1,050
445,460	*	Guyana Goldfields, Inc	1,492
21,777	*	H&R GmbH & Co KGaA	361
96,537		H.B. Fuller Co	5,605
72,241		Han Kuk Carbon Co Ltd	369
5,847	*	Handy & Harman Ltd	190
9,126		Hanil Cement Manufacturing	936
5,953		Hansol Chemical Co Ltd	379
14,825	*	Hansol Paper Co	77
56,060		Hansol Paper Co Ltd	815
112,719		Hanwha Chemical Corp	3,207
1,152,126		Harmony Gold Mining Co Ltd	2,064
18,709		Hawkins, Inc	763
22,421		Haynes International, Inc	805
816,235		Hecla Mining Co	4,098
26,275		HeidelbergCement AG.	2,704
52,837		HeidelbergCement India Ltd	96
152,291		Hexpol AB	1,604
62,516		Hill & Smith Holdings plc	1,059
1,183,622		Hindalco Industries Ltd	4,373
192,026		Hitachi Chemical Co Ltd	5,269
180,234		Hitachi Metals Ltd	2,512
421,971	*	Ho Tung Chemical Corp	126
151,170		Hochschild Mining plc	465
629,629	e	Hokuetsu Paper Mills Ltd	3,935
259,960		Holcim Ltd	15,219
104,075		Holmen AB (B Shares)	4,877
15,699		Honam Petrochemical Corp	5,198
10,520		HSIL Ltd	63
625,000		Huabao International Holdings Ltd	388
184,820		Huaxin Cement Co Ltd	236
128,300		Hubei Sanonda Co Ltd	129
13,904		Huchems Fine Chemical Corp	291
619,956		HudBay Minerals, Inc	4,596
56,951		Huhtamaki Oyj	2,300
1,070,839		Huntsman Corp	29,362
21,937		Hyosung Corp	2,796
88,745		Hyundai Steel Co	4,106
1,193,676	*	IAMGOLD Corp	7,299
1,744,373	g	Ibstock plc	5,328
384,558		Iluka Resources Ltd	2,879
45,322		IMCD Group NV	2,779
6,091		Imerys S.A.	550
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

784,560	*	Impala Platinum Holdings Ltd	$1,799
25,775	*,e	Imperial Metals Corp	66
2,307,629		Incitec Pivot Ltd	6,538
302,618		Independence Group NL	826
361,388		India Cements Ltd	956
1,350,578		Indorama Ventures PCL (Foreign)	1,714
103,800	*,e	Industrias CH SAB de C.V.	446
218,251		Industrias Penoles S.A. de C.V.	5,421
199,548	*	Ingevity Corp	12,466
209,920		Inner Mongolia Eerduosi Resourses Co Ltd	231
96,116		Innophos Holdings, Inc	4,728
71,980		Innospec, Inc	4,438
157,839	*	Interfor Corp	2,502
44,224		International Flavors & Fragrances, Inc	6,320
1,410,420		International Paper Co	80,140
121,083		Intertape Polymer Group, Inc	1,766
180,731	*,e	Intrepid Potash, Inc	788
25,300	*	Ishihara Sangyo Kaisha Ltd	359
151,206		Israel Chemicals Ltd	673
2,119	*	Israel Corp Ltd	424
397,820	*,e	Ivanhoe Mines Ltd	1,266
31,459	*,†,e,m	Jacana Minerals Ltd	5
293,560		James Hardie Industries NV	4,097
70,331	*	Jastrzebska Spolka Weglowa S.A.	1,859
332,100		Jaya Tiasa Holdings BHD	85
423,752		JFE Holdings, Inc	8,289
1,511,445		Jiangxi Copper Co Ltd	2,401
208,131	*	Jindal Steel & Power Ltd	430
158,588	*	Jinshan Gold Mines, Inc	249
13,566		JK Cement Ltd	198
24,915		JK Lakshmi Cement Ltd	148
34,119		Johnson Matthey plc	1,565
35,900		JSP Corp	1,101
880,065		JSR Corp	16,733
970,829		JSW Steel Ltd	3,700
323,378	e	K&S AG.	8,815
77,782		Kaiser Aluminum Corp	8,022
185,638		Kaneka Corp	1,442
171,222		Kansai Nerolac Paints Ltd	1,270
288,817		Kansai Paint Co Ltd	7,276
26,800	e	Kanto Denka Kogyo Co Ltd	287
166,947		Kapstone Paper and Packaging Corp	3,588
522,611		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	333
184,096	*	KAZ Minerals plc	1,911
62,401		Kemira Oyj	820
344,146		KGHM Polska Miedz S.A.	11,086
15,600	*	KH Neochem Co Ltd	383
1,714,289	*	Kinross Gold Corp	7,268
240,799		Kirkland Lake Gold Ltd	3,103
17,807		KISCO Corp	592
3,868		KISWIRE Ltd	118
556,851		Klabin S.A.	3,226
1,349,700		Klabin S.A. (Preference)	1,423
337,924	*	Klondex Mines Ltd	1,230
108,880	*	Klondex Mines Ltd	397
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,462		KMG Chemicals, Inc	$2,989
19,600		Koatsu Gas Kogyo Co Ltd	145
339,979	e	Kobe Steel Ltd	3,894
10,413		Kolon Industries, Inc	645
56,200		Konishi Co Ltd	995
149,977	*	Koppers Holdings, Inc	6,921
16,401		Korea Kumho Petrochemical	1,036
19,070		Korea Petrochemical Ind Co Ltd	4,142
9,433		Korea Zinc Co Ltd	4,087
22,056	*	Koza Altin Isletmeleri AS	193
57,934	*	Kraton Polymers LLC	2,343
63,308		Kronos Worldwide, Inc	1,445
4,010		Kukdo Chemical Co Ltd	193
55,448	e	Kumiai Chemical Industry Co Ltd	399
343,249		Kuraray Co Ltd	6,422
37,800		Kureha CORP	2,059
11,700	e	Kyoei Steel Ltd	183
200,131	e	Labrador Iron Ore Royalty Corp	3,176
218,100		Lafarge Malayan Cement BHD	349
551		LafargeHolcim Ltd	32
493,931		Lanxess AG.	39,006
4,397,000		Lee & Man Paper Manufacturing Ltd	5,658
1,551,448		LEE Chang Yung Chem IND Corp	2,070
32,654		Lenzing AG.	4,735
59,174		LG Chem Ltd	20,329
24,335		LG Chem Ltd (Preference)	5,398
156,979		Linde AG.	32,643
1,081,911	*,e	Linde AG.	225,629
27,800		Lintec Corp	755
11,066		Lock & Lock Co Ltd	173
326,220		Long Chen Paper Co Ltd	483
181,304	*,e	Lonmin plc	171
1,826,834	*	Louisiana-Pacific Corp	49,471
44,952	*,e	LSB Industries, Inc	357
501,115		Lucara Diamond Corp	972
19,900		Lucky Cement Ltd	107
476,000		Luks Group Vietnam Holdings Ltd	164
39,796	*,e	Lundin Gold, Inc	162
1,803,817		Lundin Mining Corp	12,375
458,279		LyondellBasell Industries AF S.C.A	45,393
71,833		Madras Cements Ltd	762
45,126	*	MAG. Silver Corp	505
101,460		Magnesita Refratarios S.A.	1,301
84,035	*,e	Major Drilling Group International	471
172,088		Marshalls plc	1,005
28,470		Martin Marietta Materials, Inc	5,871
88,772		Maruichi Steel Tube Ltd	2,584
36,683		Materion Corp	1,583
416,900	*	Metalurgica Gerdau S.A.	696
205,077		Methanex Corp	10,305
4,202,643		Mexichem SAB de C.V.	11,096
1,296,300	*,e	Midas Holdings Ltd	189
764,500	*,e	Minera Frisco SAB de C.V.	488
463,719		Mineral Resources Ltd	5,936
147,480		Minerals Technologies, Inc	10,419
20,561		Miquel y Costas & Miquel S.A.	747
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,396,565		Mitsubishi Chemical Holdings Corp	$22,849
298,578		Mitsubishi Gas Chemical Co, Inc	7,006
102,568		Mitsubishi Materials Corp	3,553
16,800	*	Mitsubishi Paper Mills Ltd	113
34,200		Mitsubishi Steel Manufacturing Co Ltd	874
303,077		Mitsui Chemicals, Inc	9,219
112,400		Mitsui Mining & Smelting Co Ltd	5,832
175,199	*	Mittal Steel South Africa Ltd	60
581,283		MMC Norilsk Nickel PJSC (ADR)	10,017
1,268,000	*	MMG Ltd	569
21,105		MOIL Ltd	62
21,105	*,m	MOIL Ltd	62
181,686		Mondi Ltd	4,851
781,305		Mondi plc	21,006
12,981	*,†,m	Mongolian Metals Corporation	0
1,149,822	n	Monsanto Co	137,772
3,098		Monsanto India Ltd	116
236,648		Mosaic Co	5,109
282,909		Mpact Ltd	537
118,263		M-real Oyj (B Shares)	811
99,486		Myers Industries, Inc	2,084
64,387	*	Mytilineos Holdings S.A.	635
66,300		Nakayama Steel Works Ltd	429
16,382		Namhae Chemical Corp	127
377,813	*	Nampak Ltd	491
11,391,071		Nan Ya Plastics Corp	28,108
831,497		Nantex Industry Co Ltd	607
247,593		National Aluminium Co Ltd	297
45,873		Neenah Paper, Inc	3,924
60,600		Neturen Co Ltd	610
180,823	e	Nevsun Resources Ltd	391
385,649	*	New Gold, Inc	1,431
960,546		Newcrest Mining Ltd	15,810
17,773		NewMarket Corp	7,567
1,286,187		Newmont Mining Corp	48,245
687,850		Nickel Asia Corp	89
26,900		Nihon Nohyaku Co Ltd	151
57,400		Nihon Parkerizing Co Ltd	920
1,761,902		Nine Dragons Paper Holdings Ltd	3,487
63,800		Nippon Denko Co Ltd	255
139,000		Nippon Kayaku Co Ltd	2,141
2,083,700	e	Nippon Light Metal Holdings Co Ltd	5,935
251,832		Nippon Paint Co Ltd	8,567
197,300	e	Nippon Paper Industries Co Ltd	3,671
16,400		Nippon Shokubai Co Ltd	1,159
307,000		Nippon Soda Co Ltd	1,867
925,445		Nippon Steel Corp	21,279
80,400		Nissan Chemical Industries Ltd	2,829
32,200		Nisshin Steel Holdings Co Ltd	412
3,200		Nittetsu Mining Co Ltd	234
159,363		Nitto Denko Corp	13,293
42,961		NOF Corp	1,216
156,766		Norbord, Inc	5,969
1,418,922		Norsk Hydro ASA	10,354
8,210,000	*	North Mining Shares Co Ltd	170
229,985	*	Northam Platinum Ltd	794
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

436,109		Northern Star Resources Ltd	$1,687
193,587	*,e	Novagold Resources, Inc	791
15,442		Novolipetsk Steel (GDR)	352
192,793		Novozymes AS	9,903
887,292		Nucor Corp	49,724
285,268		Nufarm Ltd	1,859
49,103	*,e	Nyrstar NV	391
437,800		OceanaGold Corp	1,323
18,731	e	OCI Co LTD	1,680
47,620	*	OCI NV	1,116
12,392		Oeneo S.A.	141
1,155,148		OJI Paper Co Ltd	6,237
33,000		Okamoto Industries, Inc	344
7,005,680		Olin Corp	239,945
18,403		Olympic Steel, Inc	405
39,834		Omnia Holdings Ltd	408
97,370	*	Omnova Solutions, Inc	1,066
352,250		Orica Ltd	5,483
40,385		Orient Cement Ltd	95
358,000		Oriental Union Chemical Corp	288
423,393	*,e	Orocobre Ltd	1,491
1,117,854		Orora Ltd	2,727
7,100		Osaka Steel Co Ltd	161
84,784		Osisko Gold Royalties Ltd	1,094
95,697	*	Osisko Mining, Inc	337
246,027		Outokumpu Oyj	2,560
423,057	*	Owens-Illinois, Inc	10,644
606,278		Oxiana Ltd	3,547
8,451	e	Pacific Metals Co Ltd	215
7,800		Pack Corp	277
360,377		Packaging Corp of America	41,328
111,801		Pact Group Holdings Ltd	460
1,705,915		Pan African Resources plc	297
274,416		Pan American Silver Corp	4,673
214,183		Papeles y Cartones de Europa S.A.	2,012
340,500	*	Pelat Timah Nusantara Tbk PT	90
700,094		Petkim Petrokimya Holding	1,175
346,103	*	Petra Diamonds Ltd	390
2,706,816		Petronas Chemicals Group BHD	4,673
80,709		PH Glatfelter Co	1,570
97,623		PhosAgro OAO (ADR)	1,392
63,708		PI Industries Ltd	723
800,819	*,e	Pilbara Minerals Ltd	400
26,988		Plastivaloire	683
1,061,604	*	Platform Specialty Products Corp	11,837
156,319		PolyOne Corp	6,257
13,891		Polyus PJSC (ADR)	538
20,000	*	Polyus PJSC (GDR)	775
4,953		Poongsan	242
91,333		Poongsan Corp	4,105
1,054,279		Portucel Empresa Produtora de Pasta e Papel S.A.	5,144
123,257		POSCO	34,251
148,177		POSCO Refractories & Environment Co Ltd	3,842
733,442		Potash Corp of Saskatchewan	14,119
964,307	*	PPC Ltd	450
420,284		PPG Industries, Inc	45,668
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

534,811		Praxair, Inc	$74,734
655,820	*	Premier Gold Mines Ltd	1,876
95,217	*,e	Pretium Resources, Inc	881
96,797	*	Prism Cement Ltd	153
5,471,504	*	PT Aneka Tambang Tbk	260
1,371,000		PT Holcim Indonesia Tbk	84
1,661,243		PT Indocement Tunggal Prakarsa Tbk	2,331
2,724,098	*	PT Krakatau Steel Tbk	104
8,218,300	*,†,m	PT Sekawan Intipratama Tbk	0	^
1,618,100		PT Semen Baturaja Persero Tbk	409
3,060,838		PT Semen Gresik Persero Tbk	2,303
1,852,757		PT Timah Tbk	112
2,046,000		PT Wijaya Karya Beton Tbk	81
6,597,077		PTT Global Chemical PCL (Foreign)	15,248
1,186		Qatar National Cement Co	21
32,834		Quaker Chemical Corp	4,858
264,380	†,e,m	Quintis Ltd	46
34,665		Rallis India Ltd	111
177,939	*,e	Ramaco Resources, Inc	1,180
88,260		Randgold Resources Ltd	8,626
83,211	e	Rayonier Advanced Materials, Inc	1,140
1,318,694		Regis Resources Ltd	3,720
192,139		Reliance Steel & Aluminum Co	14,635
211,367		Rengo Co Ltd	1,258
481,621		Resolute Mining Ltd	388
54,400		RHI AG.	2,273
39,437	*	Richmont Mines, Inc	368
529,407	e	Rio Tinto Ltd	27,749
2,121,387		Rio Tinto plc	98,749
18,224	*	Royal Bafokeng Platinum Ltd	43
155,311		Royal Gold, Inc	13,363
761,472		RPC Group plc	10,112
106,750		RPM International, Inc	5,481
32,135	*	Ryerson Holding Corp	349
10,853		Sa des Ciments Vicat	828
8,800		Sakai Chemical Industry Co Ltd	225
103,800		Sakata INX Corp	1,917
83,691	e	Salzgitter AG.	3,802
2,393		Sam Kwang Glass Ind Co Ltd	98
11,822		Samsung Fine Chemicals Co Ltd	427
379,651		San Fang Chemical Industry Co Ltd	444
456,459		Sandfire Resources NL	2,073
114,120	*,e	Sandstorm Gold Ltd	516
41,208		Sanyo Chemical Industries Ltd	2,401
144,800		Sanyo Special Steel Co Ltd	3,715
522,897		Sappi Ltd	3,561
454,202	*	Saracen Mineral Holdings Ltd	468
263,877		Satipel Industrial S.A.	789
85,720		Scapa Group plc	508
277,910	*	Schmolz + Bickenbach AG.	255
117,316		Schnitzer Steel Industries, Inc (Class A)	3,302
220,310		Schweitzer-Mauduit International, Inc	9,134
433,100		Scientex BHD	903
99,862		Scotts Miracle-Gro Co (Class A)	9,721
26,044	*,e	Seabridge Gold, Inc	318
57,241		Seah Besteel Corp	1,576
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,955		SeAH Steel Corp	$1,644
292,723		Sealed Air Corp	12,505
877,400		Sekisui Plastics Co Ltd	11,034
901,079	*	SEMAFO, Inc	2,383
75,180		Semapa-Sociedade de Investimento e Gestao	1,440
148,010		Sensient Technologies Corp	11,385
2,830,808		Sesa Sterlite Ltd	13,662
244,263		Severstal (GDR)	3,656
15,297	g	SH Kelkar & Co Ltd	59
1,431,500	e	Shandong Chenming Paper Holdings Ltd	2,727
227,500		Shandong Chenming Paper Holdings Ltd (Class B)	417
280,600	*	Shanghai Chlor-Alkali Chemical Co Ltd	220
175,243		Shanghai Yaohua Pilkington Glass Co Ltd	125
8,283		Sharda Cropchem Ltd	56
200,279		Sherwin-Williams Co	71,708
21,000		Shikoku Chemicals Corp	318
9,620	*,e	Shine Co Ltd	238
534,271		Shin-Etsu Chemical Co Ltd	47,817
124,400		Shin-Etsu Polymer Co Ltd	1,130
829,032		Shinkong Synthetic Fibers Corp	249
3,534,000	*	Shougang Concord International Enterprises Co Ltd	105
98,800		Showa Denko KK	3,083
12,965		Shree Cement Ltd	3,691
435,125		Siam Cement PCL (Foreign)	6,558
1,135,674		Sibanye Gold Ltd	1,276
519,117		Sidi Kerir Petrochemcials Co	599
1,772		Sika AG.	13,194
246,069		Silgan Holdings, Inc	7,242
528,311		Silvercorp Metals, Inc	1,431
332,513	e	Sims Group Ltd	3,532
1,462,000	e	Sinofert Holdings Ltd	267
16,650,674		Sinopec Shanghai Petrochemical Co Ltd	9,948
2,469,604	*	Sirius Minerals plc	843
10,109		SK Chemicals Co Ltd	578
34,433		SKC Co Ltd	1,243
9,108		SKCKOLONPI, Inc	271
337,143		Smurfit Kappa Group plc	10,559
91,865		Sociedad Quimica y Minera de Chile S.A. (Class B)	5,097
1,414,272		Soda Sanayii AS	2,021
3,707		SODIFF Advanced Materials Co Ltd	573
458,019	*,e	SolGold plc	206
39,830		Solvay S.A.	5,955
9,855		Songwon Industrial Co Ltd	158
132,027		Sonoco Products Co	6,661
5,500,588		South32 Ltd	14,230
13,152		South32 Ltd (W/I)	34
396,538	e	Southern Copper Corp (NY)	15,766
127,854	*	Ssab Svenskt Stal AB (Series A)	617
398,279	*	Ssab Svenskt Stal AB (Series B)	1,585
17,062		Ssangyong Cement Industrial Co Ltd	177
327,699	*	SSR Mining, Inc	3,472
313,634		St Barbara Ltd	646
1,023,585		Steel Dynamics, Inc	35,283
5,600	e	Stella Chemifa Corp	239
27,939		Stella-Jones, Inc	1,075
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

98,719		Stepan Co	$8,259
5,094		STO AG.	763
764,523		Stora Enso Oyj (R Shares)	10,814
322,506	*	Stornoway Diamond Corp	194
4,404,720		STP & I PCL	886
634,221		Sumitomo Bakelite Co Ltd	4,676
1,559,511		Sumitomo Chemical Co Ltd	9,756
300,219		Sumitomo Metal Mining Co Ltd	9,665
787,193		Sumitomo Osaka Cement Co Ltd	3,482
7,800		Sumitomo Seika Chemicals Co Ltd	373
10,112	e	Sumitomo Titanium Corp	147
247,042	*	Summit Materials, Inc	7,913
123,706	*	SunCoke Energy, Inc	1,131
2,444,500	*,†,e,m	Superb Summit International Group Ltd	31
75,591		Supreme Industries Ltd	1,273
801,388		Suzano Papel e Celulose S.A.	4,633
588,213		Svenska Cellulosa AB (B Shares)	4,986
17,336		Symrise AG.	1,318
1,597,610		Synthos S.A.	2,253
154,290	*,e	Syrah Resources Ltd	418
281,696		TA Chen Stainless Pipe	163
513		Taekwang Industrial Co Ltd	502
806,237		Tahoe Resources, Inc	4,249
720,414		Tahoe Resources, Inc (Toronto)	3,788
134,834		Taiheiyo Cement Corp	5,209
3,179,728		Taiwan Cement Corp	3,550
825,960		Taiwan Fertilizer Co Ltd	1,070
111,725		Taiwan Hon Chuan Enterprise Co Ltd	203
3,243,329		Taiwan Styrene Monomer	2,085
10,600		Taiyo Ink Manufacturing Co Ltd	494
16,315		Taiyo Nippon Sanso Corp	193
26,800		Takasago International Corp	923
39,000		Takiron Co Ltd	250
890,692		Tata Steel Ltd	8,917
892,000	m	TCC International Holdings Ltd	416
6,035		Technosemichem Co Ltd	359
856,622		Teck Cominco Ltd	18,035
1,982,001		Teijin Ltd	39,103
10,200		Tenma Corp	206
22,095	*	Tessenderlo Chemie NV	1,075
3,732,584		ThyssenKrupp AG.	110,857
302,683	*,e	TimkenSteel Corp	4,994
94,153		Titan Cement Co S.A.	2,384
20,306	*,e	TMAC Resources, Inc	165
249,500		Toagosei Co Ltd	3,345
16,800	e	Toho Titanium Co Ltd	121
99,744		Toho Zinc Co Ltd	4,305
116,500		Tokai Carbon Co Ltd	1,097
6,900		Tokushu Tokai Holdings Co Ltd	270
39,000	*	Tokuyama Corp	925
21,800		Tokyo Ohka Kogyo Co Ltd	775
8,379		Tokyo Rope Manufacturing Co Ltd	127
60,400		Tokyo Steel Manufacturing Co Ltd	499
352,750		Ton Yi Industrial Corp	162
80,511	b	Tong Yang Major Corp	129
1,092,000	*	Tongfang Kontafarma Holdings Ltd	84
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,411	*	Tongyang Cement & Energy Corp	$76
54,700		Topy Industries Ltd	1,830
243,390		Toray Industries, Inc	2,362
247,128	*	Torex Gold Resources, Inc	3,872
643,500		Tosoh Corp	14,525
420,000		Toyo Ink Manufacturing Co Ltd	2,365
23,900		Toyo Kohan Co Ltd	112
111,741		Toyo Seikan Kaisha Ltd	1,867
688,668		Toyobo Co Ltd	13,119
34,132	*	Trecora Resources	454
71,457		Tredegar Corp	1,286
84,920		Trinseo S.A.	5,698
3,468,064	a	Tronox Ltd	73,176
418,000		TSRC Corp	442
64,815	e	Tubacex S.A.	246
1,086,000		Tung Ho Steel Enterprise Corp	866
940,856	*	Turquoise Hill Resources Ltd	2,911
349,265		UBE Industries Ltd	10,108
14,369	*	UFP Technologies, Inc	404
110,164		Ultra Tech Cement Ltd	6,505
14,017		Umicore	1,160
14,284		Unid Co Ltd	624
536,114		United Phosphorus Ltd	6,401
3,789		United States Lime & Minerals, Inc	318
419,620	e	United States Steel Corp	10,767
373,676		Universal Cement Corp	284
1,827,095		UPC Technology Corp	972
1,352,395		UPM-Kymmene Oyj	36,692
29,048	*,e	US Concrete, Inc	2,216
1,816,487		USI Corp	894
279,800	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	687
3,639,458		Vale S.A.	36,623
843,100		Vale S.A. (Preference)	7,864
139,922		Valhi, Inc	340
3,432,635		Valvoline, Inc	80,495
50,442		Vedanta Resources plc	590
67,642	*,e	Verso Corp	344
160,187		Victrex plc	5,094
9,825		Vinati Organics Ltd	145
210,172		Voestalpine AG.	10,717
1,716,930		Volcan Cia Minera S.A.	615
62,163		Vulcan Materials Co	7,435
165,511	e	Wacker Chemie AG.	23,765
93,744		Warrior Met Coal, Inc	2,210
7,353,600		Waskita Beton Precast Tbk PT	197
1,668,000	*	West China Cement Ltd	272
235,644		West Fraser Timber Co Ltd	13,598
167,195	e	Western Areas NL	343
781,415		Western Forest Products, Inc	1,672
138,010	*	Westgold Resources Ltd	212
190,574		Westlake Chemical Corp	15,835
698,640		WestRock Co	39,634
700,758		Wheaton Precious Metals Corp	13,367
4,733,622		Wienerberger AG.	115,712
57,043		Winpak Ltd	2,347
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,346	*	Wonik Materials Co Ltd	$153
165,612	*	Worthington Industries, Inc	7,618
2,688,160		WR Grace & Co	193,951
49,600	e	W-Scope Corp	1,006
526,000	*	Xinjiang Xinxin Mining Industry Co Ltd	72
674,118		Yamana Gold, Inc	1,783
24,900		Yamato Kogyo Co Ltd	675
331,559		Yara International ASA	14,867
59,573		Yeong Guan Energy Technology Group Co Ltd	146
1,486,100		Yeun Chyang Industrial Co Ltd	1,217
741,551		Yieh Phui Enterprise	276
542,000		Yip’s Chemical Holdings Ltd	203
83,900		Yodogawa Steel Works Ltd	2,299
491	*	Yonwoo Co Ltd	11
10,895		Youlchon Chemical Co Ltd	133
668,285		Yuen Foong Yu Paper Manufacturing Co Ltd	269
709,652		Yule Catto & Co plc	4,646
84,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	222
39,326		Zaklady Azotowe w Tarnowie-Moscicach S.A.	860
510,602		Zeon Corp	6,624
647,000	e	Zhaojin Mining Industry Co Ltd	548
17,240		Zignago Vetro S.p.A.	165
9,186,731		Zijin Mining Group Co Ltd	3,160
		TOTAL MATERIALS	6,366,180

MEDIA - 2.4%
39,500		ABB ASEA Brown Boveri Ltd	670
1,200,000		ABS-CBN Holdings Corp (ADR)	957
688,016		Aimia, Inc	1,362
14,037,467	*,e	Alibaba Pictures Group Ltd	2,248
360,476	*	Altice NV (Class A)	7,222
66,819	*	Altice NV (Class B)	1,334
107,018	e	AMC Entertainment Holdings, Inc	1,573
389,138	*	AMC Networks, Inc	22,753
6,800		Amuse, Inc	169
303,957		Antena 3 de Television S.A.	3,198
2,588		APG SGA S.A.	1,079
104,680		APN Outdoor Group Ltd	388
85,300		Asatsu-DK, Inc	2,411
247,018		Ascential plc	1,138
7,837,000		Asian Pay Television Trust	3,301
3,447,270		Astro Malaysia Holdings BHD	2,302
20,659		Avex Group Holdings, Inc	281
44,209		Axel Springer AG.	2,843
9,165		Beasley Broadcasting Group, Inc	107
533,000		BEC World PCL (Foreign)	260
84,649	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	106
293,588		Borussia Dortmund GmbH & Co KGaA	2,849
4,270		Cable One, Inc	3,083
43,085		Cairo Communication S.p.A.	218
2,303,635		CBS Corp (Class B)	133,611
50,349	*	Central European Media Enterprises Ltd (Class A)	207
160,199	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	649
394,993	*	Charter Communications, Inc	143,548
69,714		Cheil Communications, Inc	1,110
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

161,865	*,†,m	Chennai Super Kings Cricket Ltd	$6
301,138		Cinemark Holdings, Inc	10,904
39,285	e	Cineplex Galaxy Income Fund	1,229
487,403		Cineworld Group plc	4,427
8,704		CJ CGV Co Ltd	491
110,353		CJ E&M Corp	7,443
16,923		CJ Hellovision Co Ltd	106
63,883		Clear Channel Outdoor Holdings, Inc (Class A)	297
61,674		Cogeco Communications, Inc	4,548
29,217		Cogeco, Inc	1,917
17,138,165		Comcast Corp (Class A)	659,477
122,316	*	Corus Entertainment, Inc	1,272
29,743		CTS Eventim AG.	1,299
62,400		CyberAgent, Inc	1,822
470,642		Cyfrowy Polsat S.A.	3,347
75,400		Daiichikosho Co Ltd	3,610
2,460	*,e	Daily Journal Corp	538
477,644		Daily Mail & General Trust	4,151
125,355		Dentsu, Inc	5,507
123,365		DHX Media Ltd	517
6,580,000	*,e	Digital Domain Holdings Ltd	196
365,615	*,e	Discovery Communications, Inc (Class A)	7,784
180,559	*	Discovery Communications, Inc (Class C)	3,658
794,538	*	DISH Network Corp (Class A)	43,088
29,287	e	Emerald Expositions Events, Inc	681
54,701	e	Entercom Communications Corp (Class A)	626
208,837		Entertainment One Ltd	722
401,354		Entravision Communications Corp (Class A)	2,288
50,137	*,e	Eros International plc	717
4,000,000	*	eSun Holdings Ltd	701
180,116		Eutelsat Communications	5,332
109,365	*	EW Scripps Co (Class A)	2,090
198	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	2
354,000		Fuji Television Network, Inc	5,043
218,941		Gannett Co, Inc	1,970
576,168		Gestevision Telecinco S.A.	6,511
101,029	*,e	Global Eagle Entertainment, Inc	345
239,125	*	Gray Television, Inc	3,754
2,284,127		Grupo Televisa S.A.	11,258
107,315	*	Gruppo Editoriale L’Espresso S.p.A.	95
30,811		Hakuhodo DY Holdings, Inc	406
129,787	e	Havas S.A.	1,419
51,792	*	Hemisphere Media Group, Inc	619
162,409		HT&E Ltd	263
690,000	*,e	Huanxi Media Group Ltd	180
3,200,000	*,e	Huayi Tencent Entertainment Co Ltd	141
31,849		Hyundai Hy Communications & Network Co	100
284,979	*	IBN18 Broadcast Ltd	170
1,515,179	*,e	I-Cable Communications Ltd	50
75,300	*,e,g	IMAX China Holding, Inc	227
607,783	*,e	Imax Corp	13,766
656,216		Informa plc	5,914
5,266		Innocean Worldwide, Inc	308
33,149	*	Inox Leisure Ltd	119
3,738,224		Interpublic Group of Cos, Inc	77,718
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

62,969		IPSOS	$2,179
253,960		ITE Group plc	612
3,725,889		ITV plc	8,729
119,708		Jagran Prakashan Ltd	328
233,507		JC Decaux S.A.	8,754
24,441	*	Jcontentree Corp	80
4,658,092		John Fairfax Holdings Ltd	3,464
68,055		John Wiley & Sons, Inc (Class A)	3,641
262,771	*,e	Juventus Football Club S.p.A.	246
70		Kabel Deutschland Holding AG.	9
33,132		Kadokawa Dwango Corp	403
15,204	e	Kinepolis Group NV	1,010
48,507		KT Skylife Co Ltd	611
21,743		Lagardere S.C.A.	728
19,202	*	Liberty Braves Group (Class A)	487
66,512	*	Liberty Braves Group (Class C)	1,681
63,002	*	Liberty Broadband Corp (Class A)	5,933
220,564	*	Liberty Broadband Corp (Class C)	21,020
10,763	*	Liberty Global plc	352
201,068	*	Liberty Global plc (Class A)	6,818
135	*,e	Liberty Global plc LiLAC (Class A)	3
380	*	Liberty Global plc LiLAC (Class C)	9
45,538	*,e	Liberty Media Group (Class A)	1,662
353,581	*,e	Liberty Media Group (Class C)	13,468
215,584	*	Liberty SiriusXM Group (Class A)	9,033
380,068	*	Liberty SiriusXM Group (Class C)	15,913
99,299	*,e	Lions Gate Entertainment Corp (Class A)	3,322
273,828	*	Lions Gate Entertainment Corp (Class B)	8,705
515,865	*	Live Nation, Inc	22,466
3,721		Loen Entertainment, Inc	284
23,334	*,e	Loral Space & Communications, Inc	1,155
129,287		M6-Metropole Television	2,990
950,700	*,e	Macromill, Inc	21,640
55,913	*	Madison Square Garden Co	11,971
383,300		Major Cineplex Group PCL-Foreign	351
624,474		MDC Partners, Inc	6,869
1,275,200		Media Prima BHD	243
291,143	e	Mediaset S.p.A.	1,009
1,780,000	*	Mei Ah Entertainment Group Ltd	85
193,640	e	Meredith Corp	10,747
78,318		Modern Times Group AB (B Shares)	2,840
113,001	*	MSG Networks, Inc	2,396
244,600		Multiplus S.A.	3,020
9,000,000	e	Nan Hai Corp Ltd	284
2,498		Nasmedia Co Ltd	122
767,154		Naspers Ltd (N Shares)	165,838
321,332		National CineMedia, Inc	2,243
46,713		Navneet Publications India	119
98,663		New Media Investment Group, Inc	1,459
365,981		New York Times Co (Class A)	7,173
288,032		News Corp	3,819
136,057		News Corp (Class B)	1,857
105,955	e	Nexstar Broadcasting Group, Inc (Class A)	6,601
32,400	e	Next Co Ltd	282
2,797,719		Nine Entertainment Co Holdings Ltd	3,029
239,604		Omnicom Group, Inc	17,747
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,951		oOh!media Ltd	$298
542,364		Pearson plc	4,448
446,000		Phoenix Satellite Television Holdings Ltd	65
443,900		Plan B Media PCL	81
171,300		Poly Culture Group Corp Ltd	410
26,963	*,e	Promotora de Informaciones S.A.	106
221,115		ProSiebenSat. Media AG.	7,545
23,600		Proto Corp	425
14,785,000	*	PT Bhakti Investama Tbk	110
4,386,400		PT Global MediaCom Tbk	184
5,480,438		PT Media Nusantara Citra Tbk	537
369,676		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,289
5,880,536		PT Surya Citra Media Tbk	956
5,297,100	*	PT Visi Media Asia Tbk	101
45,702		Publicis Groupe S.A.	3,197
33,668		PVR Ltd	622
170,039		Quebecor, Inc	6,390
55,458	g	RAI Way S.p.A	300
369	*	RCS MediaGroup S.p.A.	1
57,900		REA Group Ltd	3,050
38,846	*	Reading International, Inc	611
2,094,741		Reed Elsevier NV	44,562
1,963,832		Reed Elsevier plc	43,099
174,774	e	Regal Entertainment Group (Class A)	2,796
407,000		RS PCL	223
14,446		RTL Group	1,094
7,934		Saga Communications, Inc	362
21,857		Salem Communications	144
140,651		Sanoma-WSOY Oyj	1,533
36,431		SBS Media Holdings Co Ltd	91
8,177		Schibsted ASA	211
72,765		Schibsted ASA (B Shares)	1,721
53,897		Scholastic Corp	2,005
666,528		Scripps Networks Interactive (Class A)	57,248
244,000	e	Septeni Holdings Co Ltd	671
298,781		SES Global S.A.	6,541
316,314		Shaw Communications, Inc (B Shares)	7,281
5,600	e	Shochiku Co Ltd	799
20,051		SHOWBOX Corp	88
233,410	e	Sinclair Broadcast Group, Inc (Class A)	7,481
1,114,201	e	Singapore Press Holdings Ltd	2,239
3,050,321	e	Sirius XM Holdings, Inc	16,838
2,690	*	SITI Networks Ltd	1
1,138,604		Sky Network Television Ltd	2,223
489,400	e	Sky Perfect Jsat Corp	2,193
912,318		Sky plc	11,192
11,288	*	SM Entertainment Co	286
717,600	e	SMI Holdings Group Ltd	378
51,900		Smiles S.A.	1,319
217,782		Societe Television Francaise 1	3,182
333,457	*	Solocal Group	401
2,196,619		Southern Cross Media Group	2,043
20,311		Stroer Out-of-Home Media AG.	1,331
900,000		T4F Entretenimento S.A.	2,467
174,712		TEGNA, Inc	2,329
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

42,889	*	Telenet Group Holding NV	$2,839
204,043		Television Broadcasts Ltd	678
3,375,910		Time Warner, Inc	345,862
192,802		Time, Inc	2,603
5,000		Toei Animation Co Ltd	517
106,289		Toei Co Ltd	11,832
130,423		Toho Co Ltd	4,554
124,900		Tohokushinsha Film Corp	822
171,200		Tokyo Broadcasting System, Inc	3,177
17,715	*	Townsquare Media, Inc	177
150,478		Tribune Co	6,149
112,228	*	tronc, Inc	1,631
14,000		TV Asahi Corp	280
681,500	e	TV Azteca S.A. de C.V.	126
1,658,954		Twenty-First Century Fox, Inc	43,763
950,904		Twenty-First Century Fox, Inc (Class B)	24,524
242,737		UBM plc	2,221
17,000	e	Vector, Inc	243
1,475,400		VGI Global Media PCL	255
144,493		VHQ Media Holdings Ltd	664
22,923	e	Viacom, Inc	841
2,192,860		Viacom, Inc (Class B)	61,049
47,077	e	Village Roadshow Ltd	139
1,845,600	*	Viva China Holdings Ltd	175
579,638		Vivendi Universal S.A.	14,684
4,107,120	n	Walt Disney Co	404,839
589,950		West Australian Newspapers Holdings Ltd	308
35,526	*	WideOpenWest, Inc	536
384,000	*,e	Wisdom Holdings Group	63
15,457	*	Woongjin Thinkbig Co Ltd	94
119,800		Workpoint Entertainment PCL	302
74,592	e	World Wrestling Entertainment, Inc (Class A)	1,757
21,000		Wowow, Inc	666
216,120		WPP AUNZ Ltd	186
1,914,568		WPP plc	35,527
6,513		YG Entertainment, Inc	155
3,104,433	*	Zee Entertainment Enterprises Ltd	3,559
653,329		ZEE Telefilms Ltd	5,210
14,100		Zenrin Co Ltd	429
		TOTAL MEDIA	2,911,519

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
1,122,500	*,e,g	3SBio, Inc	1,806
13,386	*,e	AB Science S.A.	134
6,203,801		AbbVie, Inc	551,270
449,392		Abcam plc	6,142
49,106	*,e	Abeona Therapeutics, Inc	837
34,046	*	Ablynx NV	497
618,610	*	Acadia Pharmaceuticals, Inc	23,303
48,729	*,e	Accelerate Diagnostics, Inc	1,094
61,002	*	Acceleron Pharma, Inc	2,277
65,320	*,e	Achaogen, Inc	1,042
234,960	*	Achillion Pharmaceuticals, Inc	1,055
215,358	*	Aclaris Therapeutics, Inc	5,558
175,227	*	Acorda Therapeutics, Inc	4,144
49,916	*,e	Adamas Pharmaceuticals, Inc	1,057
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,358		Adcock Ingram Holdings Ltd	$212
80,700	*,e	Aduro Biotech, Inc	859
73,949	*,e	Advaxis, Inc	309
78,590	*,e	Aerie Pharmaceuticals, Inc	3,819
147,787	*,e	Agenus, Inc	652
1,434,299		Agilent Technologies, Inc	92,082
77,711	*,e	Agios Pharmaceuticals, Inc	5,187
852	*	Aileron Therapeutics, Inc	11
68,273	*,e	Aimmune Therapeutics, Inc	1,693
33,336		Ajanta Pharma Ltd	579
55,294	*,e	Akcea Therapeutics, Inc	1,530
249,418	*	Akebia Therapeutics, Inc	4,906
83,764	*	Akorn, Inc	2,780
131,415	*,e	Alder Biopharmaceuticals, Inc	1,610
75,804		Alembic Pharmaceuticals Ltd	588
1,814,201	*	Alexion Pharmaceuticals, Inc	254,514
3,692		ALK-Abello AS	581
156,740	*	Alkermes plc	7,969
1,644,408		Allergan plc	337,021
42,842	*	Alnylam Pharmaceuticals, Inc	5,034
131,945	*,e	AMAG Pharmaceuticals, Inc	2,434
1,850,505		Amgen, Inc	345,027
4,691		Amicogen, Inc	130
451,272	*,e	Amicus Therapeutics, Inc	6,805
70,180	*	Amphastar Pharmaceuticals, Inc	1,254
38,462	*,e	AnaptysBio, Inc	1,344
73,883	*,e	Anavex Life Sciences Corp	306
34,518	*,e	ANI Pharmaceuticals, Inc	1,812
107,814	*,e	Aratana Therapeutics, Inc	661
63,056	*	Ardelyx, Inc	353
218,527	*,e	Arena Pharmaceuticals, Inc	5,572
631,828	*,e	Array Biopharma, Inc	7,771
111,341		Ascendis Health Ltd	166
140,800		ASKA Pharmaceutical Co Ltd	2,323
870,760		Aspen Pharmacare Holdings Ltd	19,535
39,224	*	Assembly Biosciences, Inc	1,370
1,398,852		Astellas Pharma, Inc	17,804
58,914	*,e	Asterias Biotherapeutics, Inc	200
2,291,638		AstraZeneca plc	152,397
910,483	e	AstraZeneca plc (ADR)	30,847
46,444	*,e	Atara Biotherapeutics, Inc	769
5,757	*	ATGen Co Ltd	176
11,800	*,e	Athenex, Inc	207
194,557	*,e	Athersys, Inc	401
47,405	*	Audentes Therapeutics, Inc	1,328
584,992		Aurobindo Pharma Ltd	6,204
47,927	*,e	Avexis, Inc	4,636
98,533	*,e	Axovant Sciences Ltd	678
3,314		Bachem Holding AG.	398
8,384	*	Basilea Pharmaceutica	683
53,959	*,e	Bavarian Nordic AS	2,421
1,890,189		Bayer AG.	258,206
484,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	628
48,569	*,e	Bellicum Pharmaceuticals, Inc	561
17,626	*	Binex Co Ltd	119
292,269		Biocon Ltd	1,487
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

299,406	*	BioCryst Pharmaceuticals, Inc	$1,569
41,475		Biogaia AB (B Shares)	1,543
413,951	*	Biogen Idec, Inc	129,616
122,823	*	Biohaven Pharmaceutical Holding Co Ltd	4,591
991,470	*,n	BioMarin Pharmaceutical, Inc	92,276
76,511	*	Bio-Rad Laboratories, Inc (Class A)	17,002
23,969	*	Biospecifics Technologies Corp	1,115
85,886		Bio-Techne Corp	10,383
3,631		Biotest AG.	120
5,149		Biotest AG.	166
36,828		Biotest AG. (Preference)	986
127,694	*,e	BioTime, Inc	363
204,075	*	Bioverativ, Inc	11,647
100,286	*	Biovitrum AB	1,545
193,648	*	Bluebird Bio, Inc	26,598
89,152	*	Blueprint Medicines Corp	6,211
11,346		Boiron S.A.	1,012
2,972		Boryung Pharmaceutical Co Ltd	104
4,907,614		Bristol-Myers Squibb Co	312,811
381,749		Bruker BioSciences Corp	11,357
268,060	*	BTG plc	2,430
15,553		Bukwang Pharmaceutical Co Ltd	303
487,954		Cadila Healthcare Ltd	3,519
167,295	*,e	Calithera Biosciences, Inc	2,635
17,793	*,e	Calyxt, Inc	436
114,894	*	Cambrex Corp	6,319
9,311	*	Camurus AB	142
93,267	*,e	Canopy Growth Corp	801
127,271	*,e	Cara Therapeutics Inc	1,742
1,972		Caregen Co Ltd	133
69,811	*	Cascadian Therapeutics, Inc	286
563,430	*	Catalent, Inc	22,492
140,491	*,e	Catalyst Pharmaceuticals, Inc	354
2,667,454	*	Celgene Corp	388,968
3,793		Cell Biotech Co Ltd	131
241,422	*,e	Celldex Therapeutics, Inc	690
15,444	*	Cellectis S.A.	436
9,796	*	Celltrion Pharm Inc	160
136,854	*,e	Celltrion, Inc	17,003
193,196	*,e	Cempra, Inc	628
103,852	*	Center Laboratories, Inc	161
175,190	*	Charles River Laboratories International, Inc	18,924
91,704	*	ChemoCentryx, Inc	680
85,868	*	Chimerix, Inc	451
10,235,300	*,†,e,m	China Animal Healthcare Ltd	13
1,338,900		China Medical System Holdings Ltd	2,345
6,650,000	*,e	China Regenerative Medicine International Ltd	173
643,000		China Shineway Pharmaceutical Group Ltd	574
33,733		Chong Kun Dang Pharm Corp	2,063
26,587		Chong Kun Dang Pharmaceutical Corp	2,525
7,306		Choongwae Pharma Corp	259
480,400		Chugai Pharmaceutical Co Ltd	19,964
291,620		Cipla Ltd	2,617
1,660,000	e	CK Life Sciences International Holdings, Inc	130
36,741	*,e	Clearside Biomedical, Inc	321
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,342		Clinigen Group plc	$862
294,268	*,e	Clovis Oncology, Inc	24,248
55,238	*	CMG Pharmaceutical Co Ltd	161
34,600		CMIC Co Ltd	484
974,110	*,e	Coherus Biosciences, Inc	13,004
42,876	*,e	Collegium Pharmaceutical, Inc	450
99,875	*	Concert Pharmaceuticals Inc	1,473
1,240,000	e	Consun Pharmaceutical Group Ltd	1,045
150,051	*,e	Contatus Pharmaceuticals, Inc	824
82,549	*,e	Corbus Pharmaceuticals Holdings, Inc	590
482,235	*	Corcept Therapeutics, Inc	9,307
48,583	*,e	Corium International, Inc	538
17,231	*,e	Corvus Pharmaceuticals, Inc	275
20,341		COSMO Pharmaceuticals NV	2,970
13,022	*	CrystalGenomics, Inc	178
611,077		CSL Ltd	64,330
4,766,961		CSPC Pharmaceutical Group Ltd	8,011
212,728	*	Curis, Inc	317
227,335	*	Cytokinetics, Inc	3,296
216,388	*	CytomX Therapeutics, Inc	3,932
6,916		Dae Hwa Pharmaceutical Co Ltd	128
90,778		Daewon Pharmaceutical Co Ltd	1,416
65,835		Daewoong Co Ltd	831
2,942		Daewoong Pharmaceutical Co Ltd	273
561,752		Daiichi Sankyo Co Ltd	12,677
1,128,000		Dawnrays Pharmaceutical Holdings Ltd	650
10,591	*,e	DBV Technologies S.A.	891
107,525		Dechra Pharmaceuticals plc	2,945
205,319	*	Depomed, Inc	1,189
73,758	*	Dermira, Inc	1,991
149,958	*	Dishman Carbogen Amcis India Ltd	775
50,411		Divi S Laboratories Ltd	661
13,848		Dong-A Pharmaceutical Co Ltd	1,471
2,924		Dong-A ST Co Ltd	210
24,894		DongKook Pharmaceutical Co Ltd	1,261
8,410	*,e	Dova Pharmaceuticals, Inc	204
130,858		Dr Reddy’s Laboratories Ltd	4,678
409,573	*	Durect Corp	725
186,289	*,e	Dynavax Technologies Corp	4,005
16,542	*,e	Eagle Pharmaceuticals, Inc	987
39,059	*,e	Edge Therapeutics, Inc	419
251,392	*,e	Editas Medicine, Inc	6,036
217,421		Eisai Co Ltd	11,165
2,265,634		Eli Lilly & Co	193,802
63,330	*	Emergent Biosolutions, Inc	2,562
29,298	*	Enanta Pharmaceuticals, Inc	1,371
414,390	*	Endo International plc	3,549
708,497	*	Enzo Biochem, Inc	7,418
80,194	*	Epizyme, Inc	1,528
22,000		EPS Co Ltd	422
32,560	*,e	Esperion Thereapeutics, Inc	1,632
8,949		Eurofins Scientific	5,662
135,486	*	Evotec AG.	3,224
250,991	*	Exact Sciences Corp	11,827
1,039,913	*	Exelixis, Inc	25,197
695,541		Faes Farma S.A. (Sigma)	2,326
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

77,385	*,e	Fate Therapeutics, Inc	$306
73,284		FDC Ltd	210
272,970	*	FibroGen, Inc	14,686
54,334	*	Five Prime Therapeutics, Inc	2,223
53,876	*,e	Flexion Therapeutics Inc	1,303
55,628	*,e	Fluidigm Corp	280
72,474	*,e	Fortress Biotech, Inc	320
26,937	*,e	Foundation Medicine, Inc	1,083
28,300		Fuji Pharma Co Ltd	966
12,779	*,e	G1 Therapeutics, Inc	318
26,661	*	Galapagos NV	2,718
6,904	*	Genexine Co Ltd	291
17,370	*	Genfit	506
49,281	*	Genmab AS	10,898
58,721	*,e	Genocea Biosciences Inc	86
36,975	*	Genomic Health, Inc	1,187
503,400	*	Genomma Lab Internacional S.A. de C.V.	646
268,000	e	Genscript Biotech Corp	257
60,980		Genus plc	1,714
279,224	*,e	Geron Corp	609
19,265		Gerresheimer AG.	1,493
3,106,492		Gilead Sciences, Inc	251,688
2,603,997		GlaxoSmithKline plc	52,055
120,077		Glenmark Pharmaceuticals Ltd	1,101
99,623	*	Global Blood Therapeutics, Inc	3,093
67,000	*,e	GNI Group Ltd	278
237,144		Granules India Ltd	412
3,692		Green Cross Corp	648
14,866		Green Cross Holdings Corp	497
298,697		Grifols S.A.	8,717
8	*,m	GW Pharmaceuticals plc	0	^
70,775		H Lundbeck AS	4,092
236,097	*	Halozyme Therapeutics, Inc	4,101
16,822	*	Han All Pharmarceutical Co	165
3,428		Handok Pharmaceuticals Co Ltd	73
13,017	e	Hanmi Holdings Co Ltd	1,047
6,164		Hanmi Pharm Co Ltd	2,453
13,946	*	Hansa Medical AB	368
5,100	*,e	HEALIOS KK	64
90,472	*,e	Heron Therapeutics, Inc	1,461
120,736	e	Hikma Pharmaceuticals plc	1,962
26,939		Hisamitsu Pharmaceutical Co, Inc	1,295
427,881	*	Horizon Pharma plc	5,426
2,548,684	e,m	Hua Han Bio-Pharmaceutical Holdings Ltd	20
1,496	*	Hugel, Inc	691
3,150		Humedix Co Ltd	87
2,490	*	Huons Co Ltd	145
24,659	*	Hutchison China MediTech Ltd	1,330
309,567		Hypermarcas S.A.	3,147
208,429	*,e	Idera Pharmaceuticals, Inc	465
125,477	*	Idorsia Ltd	2,242
379,819	*	Ignyta, Inc	4,691
49,113		Il Dong Pharmaceutical Co Ltd	829
619,533	*,n	Illumina, Inc	123,411
8,384		Ilyang Pharmaceutical Co Ltd	244
33,931	*,e	Immune Design Corp	351
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

638,423	*,e	Immunogen, Inc	$4,884
195,440	*,e	Immunomedics, Inc	2,732
204,706	*	Impax Laboratories, Inc	4,156
232,034	*	INC Research Holdings, Inc	12,135
458,186	*	Incyte Corp	53,489
529,503		Indivior plc	2,412
426,700	*	Indofarma Persero Tbk PT	75
24,284	*,e	Innate Pharma S.A.	295
224,450	*,e	Innoviva, Inc	3,169
289,316	*,e	Inovio Pharmaceuticals, Inc	1,834
185,734	*	Insmed, Inc	5,797
46,567	*,e	Insys Therapeutics, Inc	414
27,582	*,e	Intellia Therapeutics, Inc	685
49,985	*,e	Intercept Pharmaceuticals, Inc	2,901
74,657	*	Intersect ENT, Inc	2,326
64,399	*,e	Intra-Cellular Therapies, Inc	1,016
108,090	*,e	Intrexon Corp	2,055
7,608	*,e	iNtRON Biotechnology, Inc	192
78,266	*,e	Invitae Corp	733
232,817	*	Ionis Pharmaceuticals, Inc	11,804
174,474	*	Iovance Biotherapeutics, Inc	1,352
53,034		Ipca Laboratories Ltd	396
306,372		Ipsen	40,764
255,768	*,e	Ironwood Pharmaceuticals, Inc	4,033
8,300	*,e	Japan Tissue Engineering Co Lt	89
509,377	*	Jazz Pharmaceuticals plc	74,496
15,780		JB Chemicals & Pharmaceuticals Ltd	68
8,700		JCR Pharmaceuticals Co Ltd	268
1,208		Jeil Pharmaceutical Co	34
2,816	*	Jeil Pharmaceutical Co Ltd	133
8,156,024		Johnson & Johnson	1,060,365
37,710	*,e	Jounce Therapeutics, Inc	588
118,951		Jubilant Organosys Ltd	1,203
148,173	*,e	Juno Therapeutics, Inc	6,647
67,962		JW Holdings Corp	470
19,398		JW Shinyak Corp	115
41,300		Kaken Pharmaceutical Co Ltd	2,102
13,236	*	Kala Pharmaceuticals, Inc	302
67,045	*	Karyopharm Therapeutics, Inc	736
173,121	*,e	Keryx Biopharmaceuticals, Inc	1,229
42,948	*,e	Kindred Biosciences Inc	337
31,700		Kissei Pharmaceutical Co Ltd	857
107,707	*	Kite Pharma, Inc	19,367
73,477	*	Knight Therapeutics, Inc	509
3,198		Kolon Life Science, Inc	374
22,640	*	Komipharm International Co Ltd	691
67,203		Korea United Pharm Inc	1,303
36,593	*,e	Kura Oncology, Inc	547
82,205		Kwang Dong Pharmaceutical Co Ltd	582
59,520		Kyongbo Pharmaceutical Co Ltd	596
39,436		Kyorin Co Ltd	795
204,982		Kyowa Hakko Kogyo Co Ltd	3,493
33,653	*,e	La Jolla Pharmaceutical Co	1,170
39,406	e	Laboratorios Almirall S.A.	401
53,820	*,e	Lannett Co, Inc	993
24,290	g	Laurus Labs Ltd	189
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

603,000	e	Lee’s Pharmaceutical Holdings Ltd	$479
86,291	*,e	Lexicon Pharmaceuticals, Inc	1,061
45,107	*	Ligand Pharmaceuticals, Inc (Class B)	6,141
6,000		Linical Co Ltd	80
191,041		Livzon Pharmaceutical Group, Inc	1,108
616,153		Lonza Group AG.	161,903
34,000	*	Lotus Pharmaceutical Co Ltd	53
57,264	*	Loxo Oncology, Inc	5,275
119,458		Luminex Corp	2,429
338,588		Lupin Ltd	5,259
736,000	e	Luye Pharma Group Ltd	430
5,650	*	Macrogen, Inc	118
65,753	*	MacroGenics, Inc	1,215
8,304	*,e	Madrigal Pharmaceuticals, Inc	374
178,850	*	Mallinckrodt plc	6,684
140,549		Marksans Pharma Ltd	92
113,485	*,e	Matinas BioPharma Holdings, Inc	150
1,036,760	*,e	Mayne Pharma Group Ltd	539
130,726	*,e	Medicines Co	4,842
68,261	*,e	MediciNova, Inc	435
65,918	*	Medigen Biotechnology Corp	97
37,320	*,e	Medpace Holdings, Inc	1,191
4,096		Medy-Tox, Inc	1,775
259,100		Mega Lifesciences PCL	294
8,217,278		Merck & Co, Inc	526,152
170,112		Merck KGaA	18,946
479,412	e	Merrimack Pharmaceuticals, Inc	6,971
652	*	Mersana Therapeutics, Inc	11
168,829	*,e	Mesoblast Ltd	182
54,231	*	Mettler-Toledo International, Inc	33,957
200,549	*,e	MiMedx Group, Inc	2,383
125,874	*,e	Minerva Neurosciences, Inc	957
26,285	*,e	Miragen Therapeutics, Inc	241
21,900		Mochida Pharmaceutical Co Ltd	1,611
6,449	*	Molecular Partners AG.	170
266,466	*	Momenta Pharmaceuticals, Inc	4,930
17,192	*,e	Morphosys AG.	1,452
3,045,748	*	Mylan NV	95,545
139,804	*,e	MyoKardia, Inc	5,991
123,370	*	Myriad Genetics, Inc	4,464
17,600	*,e	NanoCarrier Co Ltd	109
72,910	*	NanoString Technologies, Inc	1,178
60,522	*,e	NantKwest, Inc	332
78,024		Natco Pharma Ltd	941
130,338	*	Natera, Inc	1,680
9,152	*,e	Naturalendo Tech Co Ltd	193
284,258	*	Nektar Therapeutics	6,822
107,942	*,e	NeoGenomics, Inc	1,201
49,054	*,e	Neos Therapeutics, Inc	449
173,913	*	Neurocrine Biosciences, Inc	10,657
9,437	*	Neuroderm Ltd	367
151,553	*,e	NewLink Genetics Corp	1,543
8,769	*,e	Newron Pharmaceuticals S.p.A	134
143,350	e	Nichi-iko Pharmaceutical Co Ltd	2,232
45,300		Nippon Shinyaku Co Ltd	3,148
23,096	*	Nordic Nanovector ASA	232
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,359,124		Novartis AG.	$288,129
646,706	*,e	Novavax, Inc	737
29,826	*,e	Novelion Therapeutics, Inc	210
3,864,224		Novo Nordisk AS	185,787
58,016	*	Nymox Pharmaceutical Corp	222
71,000	*	OBI Pharma, Inc	406
42,604	*,e	Ocular Therapeutix, Inc	263
84,565	*,e	Omeros Corp	1,828
7,393	*,e	Oncocyte Corp	56
64,400	*,e	OncoTherapy Science, Inc	146
317,580		Ono Pharmaceutical Co Ltd	7,209
777,198	*,e	Opko Health, Inc	5,332
180,479	*,e	Organovo Holdings, Inc	401
84,977		Orion Oyj (Class B)	3,946
55,797	*	Otonomy, Inc	181
194,546		Otsuka Holdings KK	7,735
10,401	*,e	Ovid therapeutics, Inc	89
195,311	*,e	Pacific Biosciences of California, Inc	1,025
160,682	*,e	Pacira Pharmaceuticals, Inc	6,034
2,559,486	*,e	Paion AG.	8,325
46,585	*,e	Paratek Pharmaceuticals, Inc	1,169
165,920	*	Parexel International Corp	14,614
570,068	*	PDL BioPharma, Inc	1,933
65,500	*	PeptiDream, Inc	2,025
3,282	*	Peptron, Inc	133
393,814		PerkinElmer, Inc	27,161
187,965	e	Perrigo Co plc	15,911
15,290		Pfizer Ltd	426
18,766,513		Pfizer, Inc	669,965
111,452	*	Pharma Mar S.A.	435
2,394		PHARMA RESEARCH PRODUCTS Co Ltd	83
53,472		PharmaEngine Inc	274
91,000	*	PharmaEssentia Corp	425
13,000		Pharmally International Holding Co Ltd	178
178,069		Phibro Animal Health Corp	6,597
193,050	*,e	Pieris Pharmaceuticals, Inc	1,112
121,295		Piramal Healthcare Ltd	4,877
180,236	*	Portola Pharmaceuticals, Inc	9,738
200,765	*	PRA Health Sciences, Inc	15,292
170,299	*	Prestige Brands Holdings, Inc	8,530
4,120	e	Probi AB	177
261,583	*,e	Progenics Pharmaceuticals, Inc	1,925
383,772	*,e	ProMetic Life Sciences, Inc	492
18,648	*,e	Protagonist Therapeutics, Inc	330
89,879	*,e	Prothena Corp plc	5,821
20,399,331		PT Kalbe Farma Tbk	2,524
76,233	*	PTC Therapeutics, Inc	1,525
109,300	*	Puma Biotechnology, Inc	13,089
175,106	*	QIAGEN NV	5,535
419,796		QIAGEN NV	13,224
447,012	*	Quintiles Transnational Holdings, Inc	42,497
23,066	*	Ra Pharmaceuticals, Inc	337
70,845	*,e	Radius Health, Inc	2,731
21,056	*,e	Reata Pharmaceuticals, Inc	655
28,839	e	Recipharm AB	342
149,687		Recordati S.p.A.	6,908
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,109	*,e	Recro Pharma, Inc	$252
165,055	*	Regeneron Pharmaceuticals, Inc	73,799
50,225	*,e	REGENXBIO, Inc	1,655
70,859	*,e	Repligen Corp	2,715
556,326	*	Retrophin, Inc	13,847
44,610	*,e	Revance Therapeutics, Inc	1,229
3,117		Reyon Pharmaceutical Co Ltd	86
234,981		Richter Gedeon Rt	5,839
218,686	*	Rigel Pharmaceuticals, Inc	555
884,355		Roche Holding AG.	226,059
172,317		Rohto Pharmaceutical Co Ltd	3,891
95,589	*,e	Sage Therapeutics, Inc	5,955
37,918		Samjin Pharmaceutical Co Ltd	1,081
18,801	*,e,g	Samsung Biologics Co Ltd	5,563
10,000	*,e	SanBio Co Ltd	149
606,147	*	Sangamo Biosciences, Inc	9,092
7,679		Sanofi India Ltd	491
1,872,993		Sanofi-Aventis	186,450
324,238		Santen Pharmaceutical Co Ltd	5,116
3,333	*,e	Santhera Pharmaceutical Holding AG.	135
163,847	*,e	Sarepta Therapeutics, Inc	7,432
91,500	e	Sawai Pharmaceutical Co Ltd	5,202
49,847	*	Schnell Biopharmaceuticals, Inc	172
215,348	*	Sciclone Pharmaceuticals, Inc	2,412
160,960		Scinopharm Taiwan Ltd	174
49,650		Searle Co Ltd	190
644,170	*,n	Seattle Genetics, Inc	35,049
50,805	*	Seegene, Inc	1,223
1,053,500		Seikagaku Corp	19,076
29,634	*,e	Selecta Biosciences, Inc	541
62,456	*	Sequent Scientific Ltd	113
40,075	*,e	Seres Therapeutics, Inc	643
650,000		Shandong Xinhua Pharmaceutical Co Ltd	631
166,800		Shanghai Dingli Technology Dev	152
430,751		Shanghai Fosun Pharmaceutical Group Co Ltd	1,788
159,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	82
27,300	e,g	Shanghai Haohai Biological Technology Co Ltd	123
34,500		Shanghai Shenqi Pharmaceutical Investment Management Co Ltd	46
16,687		Shilpa Medicare Ltd	150
521,379		Shionogi & Co Ltd	28,502
570,397		Shire Ltd	29,052
742		Shire plc (ADR)	114
12,214		Siegfried Holding AG.	4,023
8,246	*,e	Sienna Biopharmaceuticals, Inc	183
3,258,000		Sihuan Pharmaceutical Holdings	1,190
32,711	*,e	SillaJen, Inc	1,282
3,879,205		Sino Biopharmaceutical	4,110
130,181		Sirtex Medical Ltd	1,368
11,700	*,e	Sosei Group	990
62,309	*,e	Spark Therapeutics, Inc	5,555
164,727	*,e	Spectrum Pharmaceuticals, Inc	2,318
4,271,703		SSY Group Ltd	1,955
44,016	e	ST Pharm Co Ltd	1,271
87,310		Stada Arzneimittel AG.	8,497
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,694	*	Stallergenes Greer plc	$136
41,732	*,e	Stemline Therapeutics, Inc	463
67,857		Strides Arcolab Ltd	921
44,568	*,e	Strongbridge Biopharma plc	308
46,796	*,e	Sucampo Pharmaceuticals, Inc (Class A)	552
200,049	e	Sumitomo Dainippon Pharma Co Ltd	2,606
40,330	*	Sun Pharma Advanced Research Company Ltd	235
1,446,886		Sun Pharmaceutical Industries Ltd	11,166
138,879	*	Supernus Pharmaceuticals, Inc	5,555
30,912		Suven Life Sciences Ltd	84
43,097	*	Syndax Pharmaceuticals, Inc	504
452,821	*,e	Synergy Pharmaceuticals, Inc	1,313
27,196	g	Syngene International Ltd	207
22,528	*,e	Syros Pharmaceuticals, Inc	332
183,799	*	Taigen Biopharmaceuticals Holdings Ltd	125
157,000	*	TaiMed Biologics, Inc	997
15,568		Taisho Pharmaceutical Holdings Co Ltd	1,183
28,900		Takara Bio, Inc	399
1,489,064		Takeda Pharmaceutical Co Ltd	82,339
713,178		Tanabe Seiyaku Co Ltd	16,372
22,839	*,e	Taro Pharmaceutical Industries Ltd	2,574
25,630		Tecan Group AG.	5,311
81,621	*,e	Teligent, Inc	548
255,562	*,e	TESARO, Inc	32,993
95,696	*	Tetraphase Pharmaceuticals, Inc	655
1,106,711		Teva Pharmaceutical Industries Ltd (ADR)	19,478
87,914	*,e	TG Therapeutics, Inc	1,042
295,798	*,e	TherapeuticsMD, Inc	1,565
79,199	*,e	Theravance Biopharma, Inc	2,712
855,276		Thermo Fisher Scientific, Inc	161,818
1,650,200	e	Tianjin ZhongXin Pharmaceutical Group Corp Ltd	1,785
16,568	*	Tocagen, Inc	206
1,226,000	e	Tong Ren Tang Technologies Co Ltd	1,568
7,700		Torii Pharmaceutical Co Ltd	219
51,468		Towa Pharmaceutical Co Ltd	2,601
209,014	*,e	Trevena, Inc	533
130,892		Tsumura & Co	4,717
136,917		TTY Biopharm Co Ltd	401
45,000	*	TWi Pharmaceuticals, Inc	102
34,057		UCB S.A.	2,427
87,680	*	Ultragenyx Pharmaceutical, Inc	4,670
43,462		Unichem Laboratories Ltd	162
1,033,500	*,e	United Laboratories Ltd	771
57,837	*	United Therapeutics Corp	6,778
523,173	*	Valeant Pharmaceuticals International, Inc	7,497
393,492	*	Vanda Pharmaceuticals, Inc	7,044
45,456	*,e	VBI Vaccines, Inc	175
379,398	*	Vectura Group plc	541
88,406	*	Veracyte, Inc	775
265,586	*	Versartis, Inc	651
971,421	*,n	Vertex Pharmaceuticals, Inc	147,695
57,315	e	Vifor Pharma AG.	6,760
2,749	*,e	Virbac S.A.	404
8,557	*	ViroMed Co Ltd	878
14,600		Vitrolife AB	1,185
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,622	*,e	Voyager Therapeutics, Inc	$589
16,641	*	vTv Therapeutics, Inc	100
156,176	*	VWR Corp	5,171
219,401	*	Waters Corp	39,387
22,217	*,e	WaVe Life Sciences Pte Ltd	483
144,415		Whanin Pharmaceutical Co Ltd	2,704
5,066,000	e	Winteam Pharmaceutical Group Ltd	2,831
17,667		Wockhardt Ltd	167
37,320	*,e	XBiotech, Inc	163
174,232	*	Xencor Inc	3,993
21,469		Yuhan Corp	3,877
58,087	*,e	Yungjin Pharmaceutical Co Ltd	493
361,050		YungShin Global Holding Corp	476
55,210	*	Zafgen, Inc	194
16,975	*,e	Zealand Pharma AS	328
18,400		Zeria Pharmaceutical Co Ltd	329
254,806	*,e	ZIOPHARM Oncology, Inc	1,565
1,638,946		Zoetis, Inc	104,499
46,548	*,e	Zogenix, Inc	1,632
23,974	*,e	Zynerba Pharmaceuticals, Inc	200
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,412,881

REAL ESTATE - 3.6%
18,050,000		8990 Holdings, Inc	1,777
1,660,544		Abacus Property Group	4,928
160,439		Acadia Realty Trust	4,592
1,802		Activia Properties Inc	7,479
40,694	*,e	ADLER Real Estate AG.	644
22,380	g	ADO Properties S.A.	1,107
1,364		Advance Residence Investment Corp	3,355
12,415		Aedifica S.A.	1,171
24,976		Aeon Mall Co Ltd	445
7,752		AEON REIT Investment Corp	7,851
1	*	Africa Israel Investments Ltd	0
7,339		Africa Israel Properties Ltd	162
1,006,518		Agile Property Holdings Ltd	1,477
235,544		Agree Realty Corp	11,560
485,841		AIMS AMP Capital Industrial REIT	505
43,653	*	Airport City Ltd	565
2,977,070		Aldar Properties PJSC	1,893
129,087		Alexander & Baldwin, Inc	5,981
4,079		Alexander’s, Inc	1,730
93,815		Alexandria Real Estate Equities, Inc	11,161
52,420		Aliansce Shopping Centers S.A.	307
10,161,846		Allco Commercial Real Estate Investment Trust	10,345
28,089		Allied Properties Real Estate Investment Trust	897
29,061		Allreal Holding AG.	5,093
211,668		Alony Hetz Properties & Investments Ltd	2,248
407,040		Alstria Office REIT-AG.	5,819
21,163	*,e	Altisource Portfolio Solutions S.A.	547
93,937		Altisource Residential Corp	1,044
27,963		Altus Group Ltd	712
4,117,800		Amata Corp PCL (Foreign)	2,704
313,397		American Assets Trust,Inc	12,464
254,141		American Campus Communities, Inc	11,220
841,631		American Homes 4 Rent	18,272
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

901,611		American Tower Corp	$123,232
292,598		Amot Investments Ltd	1,629
396,700		Ananda Development PCL (FOREIGN)	67
2,659		ANF Immobilier	69
3,391,060	*	AP Thailand PCL (Foreign)	800
827,809	e	Apartment Investment & Management Co (Class A)	36,308
571,766		Apple Hospitality REIT, Inc	10,812
73,800	e	Ardepro Co Ltd	74
1,434,896		Argosy Property Ltd	1,078
89,500		Armada Hoffler Properties, Inc	1,236
1,938,441		Arrowhead Properties Ltd (Class A)	1,190
183,811		Artis Real Estate Investment Trust	1,947
1,192,400		Ascendas Hospitality Trust	734
578,109		Ascendas REIT	1,136
1,883,791		Ascott Residence Trust	1,632
106,883		Ashford Hospitality Prime, Inc	1,015
156,227		Ashford Hospitality Trust, Inc	1,042
2,038,843		Assura Group Ltd	1,713
307,942	*	Attacq Ltd	421
23,814	*	AV Homes, Inc	408
328,679		AvalonBay Communities, Inc	58,643
442,174		Aventus Retail Property Fund Ltd	784
240,414		Aveo Group	452
2,272,000	*,e	AVIC International Holding HK Ltd	169
45,721		Axia Real Estate SOCIMI S.A.	934
844,466		Axis Real Estate Investment Trust	320
7,489,815		Ayala Land, Inc	6,423
39,585		Azrieli Group	2,202
5,830,400		Bangkokland PCL	315
92,331		Barwa Real Estate Co	813
1,564		Bayside Land Corp	719
19,115		Befimmo SCA Sicafi	1,206
2,436,000		Beijing Capital Land Ltd	1,363
482,000		Beijing North Star Co	181
1,320,000	*,e	Beijing Properties Holdings Ltd	57
3,370,658		Beni Stabili S.p.A.	2,924
10,819		Big Shopping Centers Ltd	770
245,258		Big Yellow Group plc	2,488
1,318		BLife Investment Corp	3,155
8,387		Blue Square Real Estate Ltd	351
150,326		Bluerock Residential Growth REIT, Inc	1,663
28,799		Boardwalk REIT	877
605,856		Boston Properties, Inc	74,448
1,761,262		BR Malls Participacoes S.A.	7,824
32,708		BR Properties S.A.	115
267,092		Brandywine Realty Trust	4,671
516,673		British Land Co plc	4,171
802,624		Brixmor Property Group, Inc	15,089
675,336		Bunnings Warehouse Property Trust	1,565
116,079		BUWOG AG.	3,479
29,613,014		C C Land Holdings Ltd	6,692
178,972		CA Immobilien Anlagen AG.	5,140
665,520	e	Cache Logistics Trust	410
509,498		Cambridge Industrial Trust	208
407,448		Camden Property Trust	37,261
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

260,086		Canadian Apartment Properties REIT	$7,031
25,936		Canadian Real Estate Investment Trust	959
1,424,743		CapitaCommercial Trust	1,742
506,445	e	Capital & Counties Properties	1,798
3,932,718		CapitaLand Ltd	10,405
1,083,401		CapitaMall Trust	1,599
44,900		CapitaMalls Malaysia Trust	15
327,132		CapitaRetail China Trust	387
237,583		CareTrust REIT, Inc	4,524
4,762,500	*,e	Carnival Group International Holdings Ltd	253
218,797		Castellum AB	3,436
99,357		CatchMark Timber Trust Inc	1,253
515,300		Cathay Real Estate Development Co Ltd	284
321,865	e	CBL & Associates Properties, Inc	2,700
890,332	*	CBRE Group, Inc	33,726
1,140,420	e	CDL Hospitality Trusts	1,362
15,000,000		Cebu Holdings, Inc	1,565
484,333		Cedar Realty Trust, Inc	2,722
38,119		Cedar Woods Properties Ltd	169
506,000	*	Central China Real Estate Ltd	227
1,560,958		Central Pattana PCL (Foreign)	3,686
122,595		Centuria Industrial REIT	241
6,068,636		Champion Real Estate Investment Trust	4,197
1,359,105		Charter Hall Group	5,732
106,191	e	Charter Hall Long Wale REIT	351
94,918		Chatham Lodging Trust	2,024
114,943		Chesapeake Lodging Trust	3,100
4,217,722		Cheuk Nang Holdings Ltd	2,780
4,205,500		China Aoyuan Property Group Ltd	2,358
1,596,000		China Electronics Optics Valley Union Holding Co Ltd	156
4,994,663	e	China Evergrande Group	17,514
882,000	*,e	China Logistics Property Holdings Co Ltd	278
734,000		China Merchants Land Ltd	147
9,385,021	*	China New Town Development Co Ltd	475
592,000	e	China Overseas Grand Oceans Group Ltd	382
8,637,767		China Overseas Land & Investment Ltd	28,183
880,000	e	China Overseas Property Holdings Ltd	211
8,949,877		China Resources Land Ltd	27,518
4,892,400		China SCE Property Holdings Ltd	2,387
1,822,000		China South City Holdings Ltd	522
2,536,215		China Vanke Co Ltd	8,391
335,500		Chinese Estates Holdings Ltd	581
29,341		Choice Properties REIT	313
71,088		Chong Hong Construction Co	164
9,036,758		CIFI Holdings Group Co Ltd	5,050
108,591		City Developments Ltd	910
179,051		City Office REIT, Inc	2,466
728,912	e	Citycon Oyj	1,918
415,681		Civitas Social Housing plc	621
3,066,730		CK Asset Holdings Ltd	25,495
29,475	e	Clipper Realty, Inc	316
42,799		Cofinimmo	5,499
68,115		Colliers International Group, Inc	3,379
1,141,578		Colony NorthStar, Inc	14,338
170,000	e	Colour Life Services Group	111
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

465,152		Columbia Property Trust, Inc	$10,126
513	*,e	Comforia Residential REIT, Inc	1,085
57,823		Cominar Real Estate Investment Trust	629
59,630		Community Healthcare Trust, Inc	1,608
211,100		Concentradora Fibra Danhos S.A. de C.V.	362
191,600		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	148
7,143		Consolidated-Tomoka Land Co	429
254,528		CoreCivic, Inc	6,814
23,558	e	CorEnergy Infrastructure Trust, Inc	833
77,073		Coresite Realty	8,624
557,436		Corp Inmobiliaria Vesta SAB de C.V.	797
126,882		Corporate Office Properties Trust	4,166
4,509,391		Country Garden Holdings Co Ltd	7,198
120,851		Countrywide plc	175
1,884,465		Cousins Properties, Inc	17,601
1,425		Crescendo Investment Corp	1,152
466,616		Croesus Retail Trust	401
29,477		Crombie Real Estate Investment Trust	322
2,025,189		Cromwell Group	1,518
1,102,856		Crown Castle International Corp	110,264
642,000	*,e	Crown International Corp Ltd	105
15,898,943		CSI Properties Ltd	774
20,637		CT Real Estate Investment Trust	230
477,034		CubeSmart	12,384
441,963		CyrusOne, Inc	26,045
17,546	*	D Carnegie & Co AB	247
1,247	*	DA Office Investment Corp	6,241
172,700		Daibiru Corp	1,910
25,100		Daikyo, Inc	493
2,595,900		Daiman Development BHD	1,402
83,820		Daito Trust Construction Co Ltd	15,271
326,587		Daiwa House Industry Co Ltd	11,281
1,528,438		DAMAC Properties Dubai Co PJSC	1,584
249,888		DCT Industrial Trust, Inc	14,474
872,759		DDR Corp	7,994
1,691,112		Delta Property Fund Ltd	922
223,617		Derwent London plc	8,376
640,111		Deutsche Annington Immobilien SE	27,261
33,439		Deutsche Euroshop AG.	1,255
352,372		Deutsche Wohnen AG.	14,975
585,802		Dexus Property Group	4,371
1,174,929	*	Deyaar Development PJSC	158
434,726		DiamondRock Hospitality Co	4,760
24,945		DIC Asset AG.	276
427,207		Digital Realty Trust, Inc	50,551
146,576		Dios Fastigheter AB	936
1,000,000		DLF Ltd	2,521
451,374		Dongwon Development Co Ltd	2,167
733,130	*	DoubleDragon Properties Corp	577
292,444		Douglas Emmett, Inc	11,528
217,157		Dream Global REIT	1,916
42,248		Dream Industrial Real Estate Investment Trust	308
22,677		Dream Office Real Estate Investment Trust	382
79,025	*	Dream Unlimited Corp	457
343,833		Duke Realty Corp	9,909
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,369		Easterly Government Properties, Inc	$1,537
62		Eastern & Oriental BHD	0	^
64,521		EastGroup Properties, Inc	5,686
774,200	*	Eco World Development Group BHD	284
176,194		Education Realty Trust, Inc	6,331
1,972,410		Emaar Malls Group PJSC	1,251
9,393,594		Emaar Properties PJSC	21,758
1,093,599	e	Emira Property Fund Ltd	1,070
2,091,721		Emlak Konut Gayrimenkul Yatiri	1,574
3,085,333		Emperor International Holdings	1,095
317,084		Empire State Realty Trust, Inc	6,513
548,568		Empiric Student Property plc	744
157,081		Entertainment Properties Trust	10,955
332,769	g	Entra ASA	4,554
180,093		Equinix, Inc	80,375
207,166	*	Equity Commonwealth	6,298
398,046		Equity Lifestyle Properties, Inc	33,866
874,965		Equity Residential	57,686
914,268	*	Eshraq Properties Co PJSC	192
192,981		Essex Property Trust, Inc	49,023
59,628		Eurobank Properties Real Estate Investment Co	613
35,367		Eurocommercial Properties NV	1,512
390,906		Extra Space Storage, Inc	31,241
754,344		Ezdan Holding Group QSC	2,179
136,938		Fabege AB	2,811
3,328,000		Fantasia Holdings Group Co Ltd	474
4,320,922		Far East Consortium	2,287
520,100		Far East Hospitality Trust	257
751,812		Farglory Land Development Co Ltd	849
62,730	e	Farmland Partners, Inc	567
106,265	*	Fastighets AB Balder	2,766
240,347		Federal Realty Investment Trust	29,853
2,331,306		Fibra Uno Administracion S.A. de C.V.	3,933
18,000,000		Filinvest Development Corp	2,774
62,493,000		Filinvest Land, Inc	2,497
115,812	e	First Capital Realty, Inc	1,827
578,028		First Industrial Realty Trust, Inc	17,393
113,827		First Potomac Realty Trust	1,268
272,146		First Real Estate Investment Trust	268
60,245		FirstService Corp	3,959
436,676		Folkestone Education Trust	939
49,444		Fonciere Des Regions	5,137
686,934		Forest City Realty Trust, Inc	17,524
78,474	*,e,m	Forestar Group, Inc	1,393
711,823		Fortress Income Fund Ltd	2,037
549,641		Fortress Income Fund Ltd (A Shares)	700
511,985		Four Corners Property Trust, Inc	12,759
168,958	e	Foxtons Group plc	153
199,587		Franklin Street Properties Corp	2,120
6,755,725		Franshion Properties China Ltd	3,410
332,800		Frasers Centrepoint Trust	518
3,082,200		Frasers Logistics & Industrial Trust	2,433
1,032	*	Frontier Real Estate Investment Corp	4,187
12,821	*	FRP Holdings, Inc	580
426	*	Fukuoka REIT Corp	606
7,350,000	e	Fullshare Holdings Ltd	3,199
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,090,000		Future Land Development Holdin	$536
1,769,460		Gaming and Leisure Properties, Inc	65,275
325,728	e	Gateway Lifestyle	501
233,677		Gazit Globe Ltd	2,253
19,606		Gazit, Inc	356
308,488		GDI Property Group	273
24,910		Gecina S.A.	4,042
2,438,000		Gemdale Properties and Investment Corp Ltd	276
235,016		Geo Group, Inc	6,322
214,352		Getty Realty Corp	6,133
1,736,171		GGP, Inc	36,060
49,554		Gladstone Commercial Corp	1,104
1,945,291		Global Logistic Properties	4,740
39,332	e	Global Medical REIT, Inc	353
127,984	*	Global Net Lease, Inc	2,802
438		Global One Real Estate Investment Corp	1,427
348,696		Globe Trade Centre S.A.	901
2,211,895	*	Glorious Property Holdings Ltd	246
3,571		GLP J-Reit	3,726
35,452	*	Godrej Properties Ltd	337
55,180		Goldcrest Co Ltd	1,309
790,662	e	Goodman Property Trust	731
178,124		Government Properties Income Trust	3,343
957,767		GPT Group (ASE)	3,732
1,088,432		Grainger plc	3,911
291,895		Gramercy Property Trust	8,830
78,177		Grand City Properties S.A.	1,651
67,678		Granite REIT	2,716
249,096		Great Eagle Holdings Ltd	1,311
401,970		Great Portland Estates plc	3,294
2,431,408		Green REIT plc	4,331
3,729,000		Greenland Hong Kong Holdings Ltd	1,420
421,500	e	Greentown China Holdings Ltd	509
1,511		Griffin Land & Nurseries, Inc (Class A)	55
113,513	e	Growthpoint Properties Australia Ltd	283
3,559,540	e	Growthpoint Properties Ltd	6,393
460,000	*	Grupo GICSA S.A. de C.V.	301
394,000	*	Guangdong Land Holdings Ltd	83
1,756,685		Guangzhou R&F Properties Co Ltd	4,080
611,000	e	Guorui Properties Ltd	209
124,919		H&R Real Estate Investment Trust	2,156
44,587		Hamborner AG.	482
370,302		Hammerson plc	2,666
82,000		Hang Lung Group Ltd	295
3,833,279		Hang Lung Properties Ltd	9,126
315		Hankyu Reit, Inc	375
1,902,562		Hansteen Holdings plc	3,518
1,348,172		HCP, Inc	37,520
1,050	*	Health Care & Medical Investment Corp	900
354,496		Healthcare Realty Trust, Inc	11,464
715,627		Healthcare Trust of America, Inc	21,326
21,500		Heiwa Real Estate Co Ltd	367
177,049		Helical Bar plc	713
131,780		Heliopolis Housing	209
445,810		Hemfosa Fastigheter AB	5,668
2,009,540		Henderson Land Development Co Ltd	13,366
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

86,848	e	Hersha Hospitality Trust	$1,621
245,340		HFF, Inc (Class A)	9,706
28,708,690	e	Hibernia REIT plc	51,744
872,042		Highwealth Construction Corp	1,159
240,492		Highwoods Properties, Inc	12,527
355,606		Hispania Activos Inmobiliarios SAU	6,409
154,880	e	HKC Holdings Ltd	126
1,369,700		Hongkong Land Holdings Ltd	9,876
910,000		Hopson Development Holdings Ltd	1,041
423	*	Hoshino Resorts REIT, Inc	2,106
141,683		Hospitality Properties Trust	4,037
2,117,828		Host Marriott Corp	39,159
169,629	*	Housing Development & Infrastruture Ltd	147
79,475	*	Howard Hughes Corp	9,372
608,235		Huaku Development Co Ltd	1,329
82,000		Huang Hsiang Construction Co	76
634,271		Hudson Pacific Properties	21,267
313,066		Hufvudstaden AB (Series A)	5,348
688		Hulic Reit, Inc	1,015
202,362		Hung Poo Real Estate Development Corp	140
306,000		Hung Sheng Construction Co Ltd	226
730,000	e	Hydoo International Holding Ltd	74
224,452		Hyprop Investments Ltd	1,753
1,642,752		Hysan Development Co Ltd	7,751
11,845		Icade	1,057
146,600	e	Ichigo Holdings Co Ltd	502
738	*	Ichigo Real Estate Investment Corp	498
1,022,000	*,e	IDU Co	1,127
1,346,300		IGB Real Estate Investment Trust	558
53,700		Iguatemi Empresa de Shopping Centers S.A.	666
1,153,005		Immobiliare Grande Distribuzione	1,203
658,721	*,†,m	Immofinanz ANSPR NACHB AG.	0
524,789	e	Immofinanz Immobilien Anlagen AG.	1,355
136,919		Independence Realty Trust, Inc	1,392
145,831	*	Indiabulls Real Estate Ltd	494
315		Industrial & Infrastructure Fund Investment Corp	1,335
388,724	*	ING Office Fund	1,374
2,771,641		Ingenia Communities Group	5,746
427,491		Inmobiliaria Colonial S.A.	4,246
21,770		InterRent Real Estate Investment Trust	140
532		Intershop Holding AG.	264
7,675		Intervest Offices	201
529,096	e	Intu Properties plc	1,636
4,284	e	Invesco Office J-Reit, Inc	4,084
2,038		Investis Holding S.A.	121
143,600	e	Investors Cloud Co Ltd	8,558
302,483		Investors Real Estate Trust	1,848
5,950	*	Invincible Investment Corp	2,458
219,143	e	Invitation Homes, Inc	4,964
3,511,566		IOI Properties Group Sdn BHD	1,680
230,714		Irish Residential Properties REIT plc	402
540,180		Iron Mountain, Inc	21,013
1,430,445		Is Gayrimenkul Yatirim Ortakligi AS	550
52,000	e	iShares Dow Jones US Real Estate Index Fund	4,154
134,769	*	iStar Financial, Inc	1,590
747	*	Japan Excellent, Inc	888
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,351		Japan Hotel REIT Investment Corp	$5,278
617	*	Japan Logistics Fund Inc	1,149
426		Japan Prime Realty Investment Corp	1,423
271		Japan Real Estate Investment Corp	1,303
1,539	e	Japan Rental Housing Investments, Inc	1,086
521		Japan Retail Fund Investment Corp	935
1,620	*,e	Japan Senior Living Investment Corp	1,994
177,761	*	JBG SMITH Properties	6,081
18,801	e	Jernigan Capital, Inc	386
99,821	*	Jerusalem Economy Ltd	247
1,596,750	*,†,m	Jiangsu Future Land Co Ltd	4,628
31,908		Jones Lang LaSalle, Inc	3,941
13,000,000		Joy City Property Ltd	2,408
2,761,275		K Wah International Holdings Ltd	1,667
2,623,000	*	Kaisa Group Holdings Ltd	1,958
676		Kenedix Realty Investment Corp	3,722
816		Kenedix Residential Investment Corp	2,098
1,996		Kenedix Retail REIT Corp	4,150
610,000		Kenedix, Inc	3,394
315,212	e	Kennedy-Wilson Holdings, Inc	5,847
1,856,817		Keppel DC REIT	1,815
1,182,670		Kerry Properties Ltd	4,912
42,926		Killam Apartment Real Estate Investment Trust	454
275,159		Kilroy Realty Corp	19,569
327,191		Kimco Realty Corp	6,397
228,000		Kindom Construction Co	133
158,841		Kite Realty Group Trust	3,217
1,020,094		Kiwi Property Group Ltd	995
117,500		KLCC Property Holdings BHD	223
164,445		Klepierre	6,459
688,989	e	Klovern AB (B Shares)	918
27,516		Korea Asset In Trust Co Ltd	201
101,108		Korea Real Estate Investment Trust Co	293
2,722,130		Kowloon Development Co Ltd	3,068
1,717,544	e	K-REIT Asia	1,494
363,249	*	KSL Holdings BHD	109
140,176		Kungsleden AB	966
300,185		Kuoyang Construction Co Ltd	119
1,889,517		KWG Property Holding Ltd	2,022
1,607,778		Lai Fung Holdings Ltd	2,608
443,506		Lai Sun Development Co Ltd	802
96,508		Lamar Advertising Co	6,614
28,741	*	Lamda Development S.A.	232
323,870		Land Securities Group plc	4,224
4,898,500		Langham Hospitality Investments Ltd	2,086
64,574		Lar Espana Real Estate Socimi S.A.	628
219,768		LaSalle Hotel Properties	6,378
3,637	*	LaSalle Logiport REIT	3,546
74,262		LEG Immobilien AG.	7,520
365,018		Lend Lease Corp Ltd	5,143
492,611		Leopalace21 Corp	3,433
415,406		Lexington Realty Trust	4,245
271,858		Liberty Property Trust	11,162
97,174		Life Storage, Inc	7,950
557,997		Link REIT	4,538
4,127,300		Lippo-Mapletree Indonesia Retail Trust	1,308
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

304,000	e	Liu Chong Hing Investment	$510
8,186,000	e	Logan Property Holdings Co Ltd	8,468
515,471		London & Stamford Property plc	1,148
7,511,178		Longfor Properties Co Ltd	18,990
4,558,300		LPN Development PCL (Foreign)	1,697
263,120	*	LPS Brasil Consultoria de Imoveis S.A.	588
189,469		LSR Group (GDR)	557
110,821		LTC Properties, Inc	5,206
136,555		Macerich Co	7,506
264,037		Mack-Cali Realty Corp	6,260
210,046		Macquarie CountryWide Trust	651
1,272,971		Macquarie Goodman Group	8,242
917,390		Macquarie MEAG Prime REIT	515
8,433	e	Magnolia Bostad AB	85
1,644,176		Mah Sing Group BHD	580
437,000	e	Manulife US Real Estate Investment Trust	400
35,779	*,†,e,m	Mapeley Ltd	0	^
1,158,482		Mapletree Commercial Trust	1,298
4,272,000		Mapletree Greater China Commercial Trust	3,642
776,999		Mapletree Industrial Trust	1,074
4,303,773		Mapletree Logistics Trust	3,939
39,528	*	Marcus & Millichap, Inc	1,067
900,092		Matrix Concepts Holdings BHD	460
29,673	*	Maui Land & Pineapple Co, Inc	414
54,343	*	Mazaya Qatar Real Estate Development Q.S.C	149
143,136		MedEquities Realty Trust, Inc	1,682
938,410		Medical Properties Trust, Inc	12,321
2,114,804		Medinet Nasr Housing	1,199
122,668,209		Megaworld Corp	12,645
36,085		Melisron Ltd	1,748
32,275		Mercialys S.A	645
862,034		Merlin Properties Socimi S.A.	11,951
2,304,300		Mexico Real Estate Management S.A. de C.V.	3,051
1,568,067	e	MGM Growth Properties LLC	47,371
873		MID Reit, Inc	2,661
365,542		Mid-America Apartment Communities, Inc	39,069
970,929	*	Midland Holdings Ltd	272
944,000		Minmetals Land Ltd	147
1,972,263		Mirvac Group	3,548
859,981		Mitsubishi Estate Co Ltd	14,946
1,172,483		Mitsui Fudosan Co Ltd	25,423
150		Mitsui Fudosan Logistics Park, Inc	437
248,020		MKH BHD	129
10,975		Mobimo Holding AG.	2,964
561,245		Monmouth Real Estate Investment Corp (Class A)	9,087
15,447		Morguard Real Estate Investment Trust	176
1,101		Mori Hills REIT Investment Corp	1,320
213		Mori Trust Hotel Reit, Inc	276
809		Mori Trust Sogo Reit, Inc	1,211
77,343		Multiplan Empreendimentos Imobiliarios S.A.	1,791
87,773		National Health Investors, Inc	6,784
145,908		National Retail Properties, Inc	6,079
428,175		National Storage Affiliates Trust	10,379
975,560	e	National Storage REIT	1,145
934,000		Neo-China Land Group Holdings Ltd	206
370,170		NEPI Rockcastle plc	5,028
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

160,247		New Senior Investment Group, Inc	$1,466
7,416,496		New World Development Co Ltd	10,701
557,832		NewRiver REIT plc	2,532
284,694		Nexity	17,397
77,505		NexPoint Residential Trust, Inc	1,839
277		Nippon Accommodations Fund, Inc	1,076
490		Nippon Building Fund, Inc	2,443
900	*,e	Nippon Healthcare Investment Corp	1,316
1,061		Nippon ProLogis REIT, Inc	2,236
3,022	*	NIPPON REIT Investment Corp	8,694
413,089		Nomura Real Estate Holdings, Inc	8,812
4,926		Nomura Real Estate Master Fund, Inc	6,405
106,217		NorthStar Realty Europe Corp	1,361
103,011		Northview Apartment Real Estate Investment Trust	1,853
231,554		NorthWest Healthcare Properties Real Estate Investment Trust	2,103
97,057	e	Norwegian Property ASA	123
10,613		NSI NV	418
562,000		NTT Urban Development Corp	5,596
87,835		Oberoi Realty Ltd	570
302,542	e	Omega Healthcare Investors, Inc	9,654
49,861		One Liberty Properties, Inc	1,215
86,900		Open House Co Ltd	3,036
3,928		Orix JREIT, Inc	5,641
626,000		OUE Hospitality Trust	365
662,196		Outfront Media, Inc	16,674
886,941		Palm Hills Developments SAE	163
435,715		Paramount Group, Inc	6,971
300,535		Park Hotels & Resorts, Inc	8,283
722,900		Parkway Life Real Estate Investment Trust	1,439
81,823		Parkway, Inc	1,884
1,103,114		Parque Arauco S.A.	3,017
28,728	*	Patrizia Immobilien AG.	600
641,800		Pavilion Real Estate Investment Trust	266
132,248	e	Pebblebrook Hotel Trust	4,779
209,298	e	Pennsylvania REIT	2,196
940,185		Phoenix Mills Ltd	7,206
902,186		Physicians Realty Trust	15,996
371,089		Piedmont Office Realty Trust, Inc	7,481
1,283,600		PLA Administradora Industrial S de RL de C.V.	2,213
117,000		Platinum Group PCL	32
1,298,817	*	Poly Hong Kong Investment Ltd	668
6,766,160		Polytec Asset Holdings Ltd	537
115,050		Potlatch Corp	5,868
7,878,000	e	Powerlong Real Estate Holdings Ltd	4,022
13,686,562		PP Properti Tbk PT	209
1,230,650		Precinct Properties New Zealand Ltd	1,134
428,734		Preferred Apartment Communities, Inc	8,094
903		Premier Investment Co	858
73,583	*	Prestige Estates Projects Ltd	308
639,444	e	Primary Health Properties plc	1,047
783,826		Prince Housing & Development Corp	291
1,405,600		ProLogis Property Mexico S.A. de C.V.	2,793
1,684,789		Prologis, Inc	106,917
823,000		Prosperity REIT	348
56,640		PS Business Parks, Inc	7,561
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,631		PSP Swiss Property AG.	$2,823
4,997,900		PT Alam Sutera Realty Tbk	140
7,815,847		PT Bumi Serpong Damai	1,028
21,163,729		PT Ciputra Development Tbk	1,878
39,498,000	*	PT Hanson International Tbk	367
3,558,000		PT Intiland Development Tbk	109
109,817,683		PT Kawasan Industri Jababeka Tbk	2,495
107,447,648		PT Lippo Karawaci Tbk	5,784
4,442,100		PT Modernland Realty Tbk	96
21,371,900		PT Pakuwon Jati Tbk	970
9,071,700		PT Summarecon Agung Tbk	718
265,024		Public Storage, Inc	56,712
4,368,340	*	Puravankara Projects Ltd	4,869
914,367		Pure Industrial Real Estate Trust	4,661
265,934	*,e	Purplebricks Group plc	1,381
275,384		QTS Realty Trust, Inc	14,419
204,565	*	Quality Care Properties, Inc	3,171
15,109,422		Quality House PCL	1,251
467,433	*	Radium Life Tech Co Ltd	202
957,318		RAK Properties PJSC	180
278,443		Ramco-Gershenson Properties	3,623
297,844		Rayonier, Inc	8,605
33,530		Re/Max Holdings, Inc	2,131
147,817	*	Realia Business S.A.	192
357,068		Realogy Holdings Corp	11,765
211,612		Realty Income Corp	12,102
1,116,957		Rebosis Property Fund Ltd	912
838,792		Redefine International plc	427
4,625,476		Redefine Properties Ltd	3,652
93,399	*,e	Redfin Corp	2,343
26,843,000		Regal Real Estate Investment Trust	8,013
552,019		Regency Centers Corp	34,247
412,818		Reit Ltd	1,603
102,500		Relo Holdings, Inc	2,345
9,795,250	*,e	Renhe Commercial Holdings Co Ltd	226
243,817		Resilient REIT Ltd	2,397
552,249		Retail Opportunities Investment Corp	10,498
530,627		Retail Properties of America, Inc	6,967
783,712		Rexford Industrial Realty, Inc	22,430
233,045		RioCan Real Estate Investment Trust	4,469
683,977		RLJ Lodging Trust	15,047
62,373		RMR Group, Inc	3,203
1,610,000		Road King Infrastructure	2,601
1,350,100		Robinsons Land Corp	673
268,000	*,e	Ronshine China Holdings Ltd	309
945,090	*	Ruentex Development Co Ltd	868
85,496		Ryman Hospitality Properties	5,343
6,467,795		S.A. Corporate Real Estate Fund Nominees Pty Ltd	2,336
2,059,473		Sabana Shari’ah Compliant Industrial REIT	706
543,877		Sabra Healthcare REIT, Inc	11,933
602,355		Safestore Holdings plc	3,527
36,865	e	Safety Income and Growth, Inc	687
900		Samty Residential Investment Corp	686
4,964,277		Sansiri PCL	339
38,378		Saul Centers, Inc	2,376
271,936		Savills plc	3,394
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

273,046	*	SBA Communications Corp	$39,332
3,918,200		SC Asset Corp PCL	402
10,174,279		Scentre Group	31,407
791,997		Schroder Real Estate Investment Trust Ltd	653
641,527		Segro plc	4,612
557	*	Sekisui House Reit, Inc	643
668	*	Sekisui House SI Residential Investment Corp	654
124,841		Select Income REIT	2,924
113,131		Selvaag Bolig ASA	483
242,055		Senior Housing Properties Trust	4,732
48,031	e	Seritage Growth Properties	2,213
358,786		Shaftesbury plc	4,885
311,800		Shanghai Erfangji Co Ltd	185
1,215,487		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,934
3,888,000	*	Shanghai Real Estate Ltd	101
54,000	*	Shenzhen International Enterprise Co Ltd	33
6,642,450		Shenzhen Investment Ltd	3,017
132,300		Shenzhen SEG Co Ltd	70
5,174,761		Shimao Property Holdings Ltd	11,285
271,858	*	Shining Building Business Co Ltd	90
179,334		Shoei Co Ltd	1,758
2,474,995		Shopping Centres Australasia Property Group	4,451
18,802,500		Shui On Land Ltd	4,848
1,100	*,e	SIA Reit, Inc	2,124
860,955		Simon Property Group, Inc	138,622
1,518,500	*	Singha Estate PCL	181
1,620,351		Sino Land Co	2,857
1,316,000	*,e	Sinolink Worldwide Holdings Ltd	214
19,224,581		Sino-Ocean Land Holdings Ltd	12,869
163,891		Sinyi Realty Co	175
1,110,980	*	Six of October Development & Investment	916
3,095		SK D&D Co Ltd	76
432,650		SL Green Realty Corp	43,836
8,194,990		SM Prime Holdings	5,563
57,441		Smart Real Estate Investment Trust	1,355
878,424		Sobha Developers Ltd	5,235
2,796,135		Soho China Ltd	1,605
1,474,800		Soilbuild Business Space REIT	761
54,000		Sonae Sierra Brasil S.A.	488
132,396		Sparkassen Immobilien AG.	2,343
1,302,243		SPH REIT	960
2,671,234		Spirit Realty Capital, Inc	22,892
581,000	e	Spring Real Estate Investment Trust	259
362,003		ST Modwen Properties plc	1,813
90,223	*	St. Joe Co	1,701
344,407		STAG Industrial, Inc	9,461
394,887		Standard Life Investment Property Income Trust Ltd	485
5,901	e	Star Asia Investment Corp	5,354
2,200	*,e	Starts Proceed Investment Corp	3,014
704,097		Starwood Waypoint Homes	25,608
4,165,382		Stockland Trust Group	14,067
463,940		STORE Capital Corp	11,538
12,198		Stratus Properties, Inc	370
269,377		Sumitomo Realty & Development Co Ltd	8,150
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

322,275		Summit Hotel Properties, Inc	$5,153
413,014		Sun Communities, Inc	35,387
63,800		Sun Frontier Fudousan Co Ltd	690
2,134,834		Sun Hung Kai Properties Ltd	34,777
2,031,522	e	Sunac China Holdings Ltd	9,330
1,260,000	*,e	Suncity Group Holdings Ltd	71
1,439,000		Sunlight Real Estate Investment Trust	933
865,030		Sunstone Hotel Investors, Inc	13,901
2,008,300		Suntec Real Estate Investment Trust	2,766
455,226	*,m	Sunway Bhd	0
3,530,450		Sunway BHD	1,540
1,065,600		Sunway Real Estate Investment	434
370,000		Supalai PCL	257
756,193		Swire Pacific Ltd (Class A)	7,362
5,211,226		Swire Properties Ltd	17,698
64,338		Swiss Prime Site AG.	5,784
411,122		TAG Tegernsee Immobilien und Beteiligungs AG.	6,916
549,814		Taiwan Land Development Corp	186
489,500		Takara Leben Co Ltd	2,394
1,477	*	Takara Leben Infrastructure Fu	1,277
614,734		Talaat Moustafa Group	319
258,556	e	Tanger Factory Outlet Centers, Inc	6,314
244,527		Taubman Centers, Inc	12,153
168,718		Technopolis plc	784
29,174	*	Tejon Ranch Co	616
273,636		Terreno Realty Corp	9,900
218,000		Tian Shan Development Holding Ltd	91
80		Ticon Industrial Connection PCL (Foreign)	0	^
105,206		Tier REIT, Inc	2,030
170,385		TLG Immobilien AG.	3,932
115,000		TOC Co Ltd	1,012
390,700		Tokyo Tatemono Co Ltd	4,998
305,967		Tokyu Fudosan Holdings Corp	1,847
2,416		Tokyu REIT, Inc	2,944
1,444,800		Tosei Corp	12,695
2,400	*	Tosei Reit Investment Corp	2,338
2,843	*,e	Transcontinental Realty Investors, Inc	77
83,011		Tricon Capital Group, Inc	674
43,235	*,e	Trinity Place Holdings, Inc	303
844,393		Tritax Big Box REIT plc	1,611
476,119		Tropicana Corp BHD	106
207,531,700	*	U City PCL	187
251,177		UDR, Inc	9,552
542,000		UEM Land Holdings BHD	147
84,679		UMH Properties, Inc	1,317
97,441		Unibail-Rodamco	23,712
627,366		Unite Group plc	5,780
26,897,005	*	Unitech Ltd	2,848
127,684		United Development Co PSC	521
678		United Urban Investment Corp	993
409,014	e	Uniti Group, Inc	5,996
19,800		Univentures PCL	6
24,176		Universal Health Realty Income Trust	1,825
29,500		Unizo Holdings Co Ltd	684
967,248		UOA Development BHD	593
125,715		UOL Group Ltd	755
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

186,441		Urban Edge Properties	$4,497
80,133		Urstadt Biddle Properties, Inc (Class A)	1,739
55,529		Vastned Retail NV	2,474
756,246		Ventas, Inc	49,254
745,007		VEREIT, Inc	6,176
6,808,140		Vicinity Centres	14,220
123,145		Victoria Park AB	469
11,908,900		Vista Land & Lifescapes, Inc	1,492
296,791		Viva Energy REIT	492
369,635		Vornado Realty Trust	28,418
1,869,912		Vukile Property Fund Ltd	2,731
136,882	e	Wallenstam AB	1,364
32,922		Warehouses De Pauw SCA	3,716
594,822		Washington Prime Group, Inc	4,955
149,519		Washington REIT	4,898
350,004		Watkin Jones plc	1,027
122,206		Weingarten Realty Investors	3,879
824,307		Welltower, Inc	57,932
28,883		Wereldhave NV	1,363
1,855,789		Westfield Corp	11,426
1,576,274		Weyerhaeuser Co	53,641
3,687,635		WHA Corp PCL	394
2,202,332		Wharf Holdings Ltd	19,702
916,591		Wheelock & Co Ltd	6,470
73,772	e	Whitestone REIT	963
211,999		Wihlborgs Fastigheter AB	5,190
235,340		Wing Tai Holdings Ltd	375
214,811		Workspace Group plc	2,555
92,995		WP Carey, Inc	6,267
28,198		WPT Industrial Real Estate Investment Trust	377
306,093		Xenia Hotels & Resorts, Inc	6,443
54,700		Xinyuan Real Estate Co Ltd (ADR)	311
2,983,418		Yanlord Land Group Ltd	4,076
744,966	e	Yoma Strategic Holdings Ltd	322
650,100		YTL Hospitality REIT	185
811,000		Yuexiu Real Estate Investment Trust	511
54,702,912		Yuexiul Property Co Ltd	11,175
5,234,120		Yuzhou Properties Co	2,833
		TOTAL REAL ESTATE	4,386,939

RETAILING - 3.7%
123,481	*	1-800-FLOWERS.COM, Inc (Class A)	1,216
147,479		Aaron’s, Inc	6,434
33,239		ABC-Mart, Inc	1,756
126,444	e	Abercrombie & Fitch Co (Class A)	1,826
95,700		Adastria Holdings Co Ltd	2,162
112,389		Advance Auto Parts, Inc	11,149
51,500		Alpen Co Ltd	1,003
1,219,652	*	Amazon.com, Inc	1,172,513
388,591		American Eagle Outfitters, Inc	5,557
14,202	*	America’s Car-Mart, Inc	584
163,598	*,e	AO World plc	244
20,500		AOKI Holdings, Inc	269
27,441		Aoyama Trading Co Ltd	982
90,500		Arc Land Sakamoto Co Ltd	1,364
7,600		Asahi Co Ltd	90
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,244	*	Asbury Automotive Group, Inc	$2,153
25,400		ASKUL Corp	716
169,610	*	ASOS plc	13,548
9,769	*,e	At Home Group, Inc	223
44,088		Autobacs Seven Co Ltd	715
13,798		AutoCanada, Inc	263
138,341	e	Automotive Holdings Group Ltd	361
160,903	*,e	Autonation, Inc	7,636
48,885	*	AutoZone, Inc	29,092
5,492,875		B&M European Value Retail S.A.	28,535
124,607	*	B2W Companhia Global Do Varejo	832
318,345	*	Barnes & Noble Education, Inc	2,072
431,938		Barnes & Noble, Inc	3,283
1,428,000		Beauty Community PCL (Foreign)	685
267,748		Bed Bath & Beyond, Inc	6,284
31,000		Belluna Co Ltd	327
1,253,360		Berjaya Auto BHD	626
547,593		Best Buy Co, Inc	31,191
56,100		BIC CAMERA, Inc	624
41,934	e	Big 5 Sporting Goods Corp	321
1,314,800		Big Camera Corp PCL	136
215,219	e	Big Lots, Inc	11,529
279,253		Bilia AB	3,086
1,439,911	*	boohoo.com plc	4,081
27,173	*,e	Boot Barn Holdings, Inc	242
537,000	*,†,e,m	Boshiwa International Holding	1
60,178	e	Buckle, Inc	1,014
28,034	*	Build-A-Bear Workshop, Inc	256
304,599	*	Burlington Stores, Inc	29,077
163,894		Burson Group Ltd	675
34,847		Byggmax Group AB	294
200,949		Caleres, Inc	6,133
42,535		Camping World Holdings, Inc	1,733
48,974		Canadian Tire Corp Ltd	6,097
149,800		Canon Marketing Japan, Inc	3,583
529,351		Card Factory plc	2,185
825,466	*,e	Carmax, Inc	62,579
83,306	*,e	Carvana Co	1,223
12,428		Cashbuild Ltd	353
53,542		Cato Corp (Class A)	708
425,067		Chico’s FAS, Inc	3,804
33,256	e	Children’s Place Retail Stores, Inc	3,929
307,000	e	China Animation Characters Co Ltd	119
2,352,000	*,e	China Beidahuang Industry Group Holdings Ltd	116
506,000		China Harmony New Energy Auto Holding Ltd	295
4,001,500		China ZhengTong Auto Services Holdings Ltd	4,360
11,300		Chiyoda Co Ltd	283
16,400		Chori Co Ltd	305
183,000		Chow Sang Sang Holding	419
94,700		Cia Hering	851
130,072		Citi Trends, Inc	2,585
2,024		CJ O Shopping Co Ltd	350
25,641		Clas Ohlson AB (B Shares)	475
388,000	e,g	Cogobuy Group	239
217,800		Com7 PCL	89
34,223	*,e	Conn’s, Inc	963
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

206,781	*,e	Container Store Group, Inc	$871
144,958		Core-Mark Holding Co, Inc	4,659
747,529	*	Ctrip.com International Ltd (ADR)	39,425
568,000		Dah Chong Hong Holdings Ltd	281
350,500		DCM Japan Holdings Co Ltd	3,165
2,320,757		Debenhams plc	1,539
92,422		Delek Automotive Systems Ltd	691
1,852,904		Dick’s Sporting Goods, Inc	50,047
492,286		Dickson Concepts International Ltd	195
20,078		Dieteren S.A.	922
30,331	e	Dillard’s, Inc (Class A)	1,701
516,141		Dollar General Corp	41,833
532,476	*	Dollar Tree, Inc	46,230
310,042		Dollarama, Inc	33,925
79,700		Don Quijote Co Ltd	2,979
11,900		Doshisha Co Ltd	267
298,705		DSW, Inc (Class A)	6,416
25,440	*	Dufry Group	4,044
17,571	*,e	Duluth Holdings, Inc	357
61,746		Dunelm Group plc	585
95,043	g	Dustin Group AB	802
140,183	e	EDION Corp	1,315
192,836	e	El Puerto de Liverpool SAB de C.V.	1,557
10,386,213	*	Empresas La Polar S.A.	1,208
1,080,100	*	Esprit Holdings Ltd	604
97,697	g	Europris ASA	470
575,729		Expedia, Inc	82,870
431,072	*	Express Parent LLC	2,914
476,000		Far Eastern Department Stores Co Ltd	240
35,575		Fast Retailing Co Ltd	10,493
27,161	*	FF Group	590
184,834		Finish Line, Inc (Class A)	2,224
205,408	*	Five Below, Inc	11,273
38,011	*,e	Floor & Decor Holdings, Inc	1,480
258,272		Foot Locker, Inc	9,096
193,530		Foschini Ltd	1,940
219,029	*	Francesca’s Holdings Corp	1,612
65,659	e	Fred’s, Inc (Class A)	423
46,766	*	FTD Cos, Inc	610
10,000		Fuji Co Ltd	257
216,718	*	Future Enterprises Ltd	1,752
29,870		Future Lifestyle Fashions Ltd	154
17,795	*	Gaia, Inc	214
246,807	e	GameStop Corp (Class A)	5,099
1,072,534		Gap, Inc	31,672
38,795	*	Genesco, Inc	1,032
305,180		Genuine Parts Co	29,190
50,600	e	Geo Holdings Corp	732
2,348,000		Giordano International Ltd	1,410
128,840	e	GNC Holdings, Inc	1,139
224,799	e	Golden Eagle Retail Group Ltd	266
12,678,844	e	GOME Electrical Appliances Holdings Ltd	1,432
60,535		Greencross Ltd	252
39,546		Group 1 Automotive, Inc	2,865
12,591	*	Groupe Fnac	1,212
2,587,748	*,e	Groupon, Inc	13,456
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,166		GS Home Shopping, Inc	$1,929
113,730		Guess?, Inc	1,937
37,900	e	Gulliver International Co Ltd	234
33		GwangjuShinsegae Co Ltd	7
446,318		Halfords Group plc	2,096
294,825	e	Hankyu Department Stores, Inc	5,259
1,298,829	e	Harvey Norman Holdings Ltd	3,962
34,068		Haverty Furniture Cos, Inc	891
5,855,037		Hengdeli Holdings Ltd	319
560,360		Hennes & Mauritz AB (B Shares)	14,556
40,888	*,e	Hibbett Sports, Inc	583
25,000		Hikari Tsushin, Inc	3,136
4,748,937	n	Home Depot, Inc	776,736
4,507,894		Home Product Center PCL (Foreign)	1,622
6,638		Hornbach Baumarkt AG.	253
163,329	g	Hostelworld Group PLC	786
268,518		Hotai Motor Co Ltd	3,101
33,737		Hotel Shilla Co Ltd	1,716
183,400		HSN, Inc	7,162
43,495	e	Hudson’s Bay Co	443
14,450		Hyundai Department Store Co Ltd	1,116
3,934		Hyundai Home Shopping Network Corp	416
130,626		Imperial Holdings Ltd	1,846
974,572		Inchcape plc	11,272
1,716,789		Industria De Diseno Textil S.A.	64,723
91,191	*	Infibeam Incorporation Ltd	180
107,435		Interpark Corp	400
8,748		Interpark INT Corp	70
226,628	e	Isetan Mitsukoshi Holdings Ltd	2,368
148,000		IT Ltd	80
22,200		Izumi Co Ltd	1,140
447,919		J Front Retailing Co Ltd	6,193
23,088	*,e	J. Jill, Inc	251
89,560		Jardine Cycle & Carriage Ltd	2,606
352,222	e	JB Hi-Fi Ltd	6,347
2,647,705	*,e	JC Penney Co, Inc	10,088
1,144,901		JD Sports Fashion plc	5,740
1,344,396	*	JD.com, Inc (ADR)	51,356
8,200	e	Jin Co Ltd	513
96,256		John Menzies plc	928
11,000		Joshin Denki Co Ltd	374
16,800		Joyful Honda Co Ltd	446
243,964		JUMBO S.A.	4,034
38,400	*,e	Jumei International Holding Ltd (ADR)	111
165,564		KappAhl Holding AB	1,043
21,387	e	Keiyo Co Ltd	146
258,106		Kering	102,821
439,303		Kingfisher plc	1,759
5,000	*	Kintetsu Department Store Co Ltd	155
68,764	*	Kirkland’s, Inc	786
50,000	e	Kogan.com Ltd	151
278,573	e	Kohl’s Corp	12,717
17,700		Kohnan Shoji Co Ltd	333
10,466		Kolao Holdings	46
86,500		Komeri Co Ltd	2,492
238,800	e	K’s Holdings Corp	5,289
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

492,345		L Brands, Inc	$20,486
24,741	*,e	Lands’ End, Inc	327
11,900	*,e	Laox Co Ltd	53
238,348	e	Lewis Group Ltd	527
4,107,119		Li & Fung Ltd	2,065
163,728	*	Liberty Expedia Holdings, Inc	8,696
1,860,501	*	Liberty Interactive Corp	43,852
340,944	*	Liberty TripAdvisor Holdings, Inc	4,211
168,656	*	Liberty Ventures	9,706
568,000	*	Lifestyle China Group Ltd	200
45,154		Lithia Motors, Inc (Class A)	5,432
661,281	*	LKQ Corp	23,799
99,524		Lojas Americanas S.A.	494
595,394		Lojas Americanas S.A.(Preference)	3,619
643,689		Lojas Renner S.A.	7,329
546,867		Lookers plc	878
36,733		LOTTE Himart Co Ltd	2,110
12,812	m	Lotte Shopping Co Ltd	2,771
2,202,659		Lowe’s Companies, Inc	176,081
843,000		Luk Fook Holdings International Ltd	3,405
53,949	*,e	Lumber Liquidators, Inc	2,103
530,984		Macy’s, Inc	11,586
33,400		Magazine Luiza S.A.	783
41,110	g	Maisons du Monde S.A.	1,807
724,000	e	Maoye International Holdings Ltd	80
49,840	*	MarineMax, Inc	825
45,590	*	Marisa Lojas S.A.	135
5,234,725		Marks & Spencer Group plc	24,785
453,323	e	Marui Co Ltd	6,489
90,191		Matas A.S.	1,321
17,800	e	Matsuya Co Ltd	158
13,942	e	Mekonomen AB	316
112,547		Metro AG.	1,325
148,169		Michael Hill International Ltd	127
325,986	*	Michaels Cos, Inc	6,999
15,557		Mobilezone Holding AG.	196
29,000		momo.com, Inc	208
60,241	e	Monro Muffler, Inc	3,376
249,462		Mr Price Group Ltd	3,318
83,009	*	Murphy USA, Inc	5,728
471,206	e	Myer Holdings Ltd	287
513,899		N Brown Group plc	2,418
1,151,583	*	NetFlix, Inc	208,840
1,363,067		New Carphone Warehouse plc	3,534
63,052		Next plc	4,445
30,500		Nishimatsuya Chain Co Ltd	341
76,712		Nitori Co Ltd	10,971
82,100		Nojima Corp	1,664
235,598	e	Nordstrom, Inc	11,108
42,006		NS Shopping Co Ltd	551
115,161		Nutri/System, Inc	6,437
332,368	*,e	Ocado Ltd	1,303
1,828,179		Office Depot, Inc	8,300
90,940	*	Ollie’s Bargain Outlet Holdings, Inc	4,220
178,493	g	On the Beach Group plc	945
117,628	*	O’Reilly Automotive, Inc	25,334
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,180	*	Overstock.com, Inc	$2,352
1,168,300		Padini Holdings BHD	1,259
5,600	e	Pal Co Ltd	174
82,600		Paltac Corp	3,224
66,801	e	Parco Co Ltd	819
792,500	e	Parkson Retail Group Ltd	134
52,581	*	Party City Holdco, Inc	712
19,600	e	PC Depot Corp	150
187,630		PC Jeweller Ltd	952
2,700,809		Pendragon plc	1,158
81,007		Penske Auto Group, Inc	3,853
129,072	e	PetMed Express, Inc	4,279
217,726		Pets at Home Group plc	624
137,741		Pier 1 Imports, Inc	577
5,944,500	e	Pou Sheng International Holdings Ltd	1,090
576,000	*,e	Powerwell Pacific Holdings Ltd	240
36,701		Poya Co Ltd	439
57,240		Premier Investments Ltd	586
122,808	*	Priceline.com, Inc	224,839
5,060,100		PT ACE Hardware Indonesia Tbk	456
4,536,023		PT Matahari Department Store Tbk	3,125
1,170,900		PT Mitra Adiperkasa Tbk	609
8,228,900		PT Ramayana Lestari Sentosa Tbk	551
455,200		PTG Energy PCL	312
1,095,623		Rakuten, Inc	11,962
1,724,835	e	RCG Corp Ltd	1,036
80,876	e	Rent-A-Center, Inc	928
146,580	*,e	RH	10,307
8,200	e	Right On Co Ltd	69
1,505,196		Ripley Corp S.A.	1,434
353,500		Robinson PCL	685
751,825		Ross Stores, Inc	48,545
16,800		Ryohin Keikaku Co Ltd	4,952
650,443	e	SA SA International Holdings Ltd	254
1,392,058		SACI Falabella	13,576
180,913	*	Sally Beauty Holdings, Inc	3,542
30,300	e	Sanrio Co Ltd	576
108	*,e	Sears Holdings Corp	1
307,444	*	Select Comfort Corp	9,546
280,000		Senao International Co Ltd	477
13,000	e	Senshukai Co Ltd	80
12,022	e	Seobu Truck Terminal Co Ltd	138
38,200		Seria Co Ltd	2,124
32,100		Shimachu Co Ltd	844
37,603		Shimamura Co Ltd	4,511
7,395		Shinsegae Co Ltd	1,259
1,907		Shinsegae International Co Ltd	96
81,988		Shoe Carnival, Inc	1,835
3,386		Shopper’s Stop Ltd	25
80,908	*	Shutterfly, Inc	3,922
1,005,868		Siam Global House PCL	486
1,063,000		Sichuan Xinhua Winshare Chainstore Co Ltd	873
141,197	e	Signet Jewelers Ltd	9,397
65,958	g	Sleep Country Canada Holdings, Inc	1,907
49,974		Sonic Automotive, Inc (Class A)	1,019
1,054,211	*,e	Sports Direct International plc	5,797
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

68,540	*,e	Sportsman’s Warehouse Holdings, Inc	$309
9,512	*,e,g	SRP Groupe S.A.	194
334,216		Start Today Co Ltd	10,591
22,383	*	Stockmann Oyj Abp (B Share)	159
608,639		Super Cheap Auto Group Ltd	3,860
220,520	*	Super Group Ltd	700
32,661		SuperGroup plc	744
40,000	e	Syuppin Co Ltd	903
94,595	e	Tailored Brands, Inc	1,366
209,819		Takashimaya Co Ltd	1,965
58,216		Takkt AG.	1,335
1,268,455		Target Corp	74,852
57,500		Telepark Corp	1,118
7,363,099		Test-Rite International Co	5,442
329,376		Tiffany & Co	30,230
63,604		Tile Shop Holdings, Inc	808
349,514		Tilly’s, Inc	4,191
1,889,287		TJX Companies, Inc	139,297
108,200		Tokmanni Group Corp	914
9,100	e	Tokyo Derica Co Ltd	118
215,425		Tractor Supply Co	13,634
510,144		Trade Me Ltd	1,686
260,214	*,e	TripAdvisor, Inc	10,546
598,119	e	Truworths International Ltd	3,413
154,499	*	Ulta Beauty, Inc	34,926
24,459		Uni-Select, Inc	528
16,699		United Arrows Ltd	607
153,739	*	Urban Outfitters, Inc	3,674
147,186		USS Co Ltd	2,971
1,679		Valora Holding AG.	588
5,796,503		Via Varejo S.A.	42,296
587,856	*	Vipshop Holdings Ltd (ADR)	5,167
1,493,330		Vita Group Ltd	1,994
34,920	*	Vitamin Shoppe, Inc	187
107,100		VT Holdings Co Ltd	613
129,237	*,e	Wayfair, Inc	8,711
178,564		Webjet Ltd	1,513
303,027		WH Smith plc	8,206
203,960	e	Williams-Sonoma, Inc	10,169
4,372		Winmark Corp	576
937,723		Woolworths Holdings Ltd	4,152
77,400		Xebio Co Ltd	1,516
59,876	g	XXL ASA	653
771,985	e	Yamada Denki Co Ltd	4,221
275,548	*,e	Yatra Online, Inc	2,984
65,500		Yellow Hat Ltd	1,858
80,903	*,e	Yoox S.p.A	3,175
132,178	*,e,g	Zalando SE	6,634
306,523		Zhongsheng Group Holdings Ltd	666
3,887	*,e	zooplus AG.	655
137,634	*	Zumiez, Inc	2,491
		TOTAL RETAILING	4,615,081

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
34,935	*,e	Acacia Communications, Inc	1,645
653,615		A-DATA Technology Co Ltd	1,782
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

163,477	*	Advanced Energy Industries, Inc	$13,202
7,255,360	*,e	Advanced Micro Devices, Inc	92,506
7,834	*	Advanced Process Systems Corp	275
8,178,707		Advanced Semiconductor Engineering, Inc	10,033
756,428		Advanced Semiconductor Engineering, Inc (ADR)	4,675
97,000		Advanced Wireless Semiconductor Co	166
99,800	e	Advantest Corp	1,871
928,330	*,e	Aixtron AG.	12,524
209,682	*	Alpha & Omega Semiconductor Ltd	3,458
62,672	*,e	Ambarella, Inc	3,072
417,569	*	Amkor Technology, Inc	4,405
93,138		ams AG.	6,763
529,117		Analog Devices, Inc	45,594
7,281,846		Applied Materials, Inc	379,311
200,000	*	APS Holdings Corp	1,716
198,738		Ardentec Corp	175
29,629		ASM International NV	1,874
582,504	e	ASM Pacific Technology	8,414
16,884		ASMedia Technology, Inc	192
532,861		ASML Holding NV	91,054
15,000		ASPEED Technology, Inc	348
22,944	*	Atto Co Ltd	152
56,864	*	Axcelis Technologies, Inc	1,555
74,691	*	AXT, Inc	683
187,585		BE Semiconductor Industries NV	13,057
1,783,658		Broadcom Ltd	432,609
479,522		Brooks Automation, Inc	14,558
106,212		Cabot Microelectronics Corp	8,490
516,502	*,n	Cavium, Inc	34,058
49,370	*	Ceva, Inc	2,113
572,000	e	China Electronics Corp Holdings Co Ltd	105
11,538	*,†,e,m	China Energy Savings Technology, Inc	0
403,000		Chipbond Technology Corp	674
469,000		ChipMOS Technologies, Inc	458
245,026	*	Cirrus Logic, Inc	13,065
101,001		Cohu, Inc	2,408
189,364	*	Cree, Inc	5,338
13,449	*,e	CyberOptics Corp	219
889,206	e	Cypress Semiconductor Corp	13,356
72,323		Dainippon Screen Manufacturing Co Ltd	5,024
48,211	*	Dialog Semiconductor plc	2,134
85,587	*	Diodes, Inc	2,562
75,200		Disco Corp	15,326
22,658	*	Dongbu HiTek Co Ltd	304
48,382	*	DSP Group, Inc	629
270,000		Elan Microelectronics Corp	374
84,456		Elite Advanced Laser Corp	314
176,000		Elite Semiconductor Memory Technology, Inc	234
6,106		Elmos Semiconductor AG.	158
47,571		eMemory Technology, Inc	610
377,002	*	Entegris, Inc	10,876
5,575		Eo Technics Co Ltd	404
633,000	*	Epistar Corp	808
304,167	*	E-Ton Solar Tech Co Ltd	98
9,223		Eugene Technology Co Ltd	170
282,000		Everlight Electronics Co Ltd	446
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

148,060		Faraday Technology Corp	$206
281,767	*	First Solar, Inc	12,927
178,000		Forhouse Corp	141
212,840	*	Formfactor, Inc	3,586
259,000		Formosa Advanced Technologies Co Ltd	291
11,641,308	e	GCL Poly Energy Holdings Ltd	1,601
16,980	*	GemVax & Kael Co Ltd	161
17,686		Giga Solar Materials Corp	140
221,986	*	Gigastorage Corp	130
330,454	*	Gintech Energy Corp	189
57,000		Global Unichip Corp	363
156,000		Globalwafers Co Ltd	1,528
168,600		Globetronics Technology BHD	246
892,000		Greatek Electronics, Inc	1,482
28,016	*,e	GSI Technology, Inc	204
8,313	*	G-SMATT GLOBAL Co Ltd	87
1,079,300		Hana Microelectronics PCL (Foreign)	1,537
18,878		Hanmi Semiconductor Co Ltd	146
11,366	*	Hansol LCD, Inc	176
327,412	e	Himax Technologies, Inc (ADR)	3,579
146,000		Holtek Semiconductor, Inc	280
779,000	g	Hua Hong Semiconductor Ltd	1,058
812,943		Hynix Semiconductor, Inc	59,288
14,121	*	Hyundai Robotics Co Ltd	5,273
33,307	*	Ichor Holdings Ltd	893
152,370	*	Imagination Technologies Group plc	343
33,736	*,e	Impinj, Inc	1,404
1,312,799		Infineon Technologies AG.	33,099
81,621	*,e	Inphi Corp	3,240
384,822	*	Integrated Device Technology, Inc	10,229
9,426,827		Intel Corp	358,974
366,451	*,e	IQE plc	613
50,792		IXYS Corp	1,204
327,500	*,e	JA Solar Holdings Co Ltd (ADR)	2,496
12,500		Japan Material Co Ltd	330
314,300	*,e	JinkoSolar Holding Co Ltd (ADR)	7,842
23,562	*	Jusung Engineering Co Ltd	293
83,043		KC Tech Co Ltd	1,755
732,000		King Yuan Electronics Co Ltd	720
181,000		Kinsus Interconnect Technology Corp	427
618,124		Kla-Tencor Corp	65,521
7,291		Koh Young Technology, Inc	427
105,121	*,e	Kopin Corp	438
8,899		L&F Co Ltd	276
1,014,635		Lam Research Corp	187,748
38,800		Land Mark Optoelectronics Corp	479
41,975,000	*	Landing International Development	846
24,600		Lasertec Corp	506
237,842	*	Lattice Semiconductor Corp	1,239
6,603		LEENO Industrial Inc	282
239,726		Lextar Electronics Corp	140
19,048		Lite-On Semiconductor Corp	23
77,953	*,e	MA-COM Technology Solutions	3,477
176,000		Malaysian Pacific Industries BHD	559
2,670	*	Manz Automation AG.	121
1,098,882		Marvell Technology Group Ltd	19,670
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

656,922		Maxim Integrated Products, Inc	$31,342
116,360	*	MaxLinear, Inc	2,764
2,423,094		MediaTek, Inc	22,801
144,600	e	Megachips Corp	4,752
38,325		Melexis NV	3,711
164,123	*	Mellanox Technologies Ltd	7,738
375,777	*,e	Meyer Burger Technology AG.	524
574,396		Microchip Technology, Inc	51,569
3,590,783	*	Micron Technology, Inc	141,225
17,600	e	Micronics Japan Co Ltd	162
696,706	*	Microsemi Corp	35,866
40,400		Mimasu Semiconductor Industry Co Ltd	651
16,800		Mitsui High-Tec, Inc	349
175,738		MKS Instruments, Inc	16,598
156,187		Monolithic Power Systems, Inc	16,642
275,118	*	Motech Industries, Inc	208
148,430	*	Nanometrics, Inc	4,275
6,880,000		Nanya Technology Corp	19,525
74,900	*	NEC Electronics Corp	816
450,324	*	Neo Solar Power Corp	231
58,034	*,e	NeoPhotonics Corp Ltd	323
75,207	*,e	Nordic Semiconductor ASA	416
486,752		Novatek Microelectronics Corp Ltd	1,834
3,000	e	Nuflare Technology, Inc	162
8,850		NVE Corp	699
2,131,857		NVIDIA Corp	381,112
1,131,136	*	NXP Semiconductors NV	127,920
1,431,119	*	ON Semiconductor Corp	26,433
22,440		On-Bright Electronics, Inc	159
524,000	*	Orient Semiconductor Electronics Ltd	158
149,127		Orise Technology Co Ltd	177
42,401		Parade Technologies Ltd	676
53,043	*,e	PDF Solutions, Inc	822
115,895		Phison Electronics Corp	1,378
168,087	*	Photronics, Inc	1,488
75,613		Pixart Imaging, Inc	293
55,776	*,e	Pixelworks, Inc	263
67,811		Power Integrations, Inc	4,964
2,214,397		Powertech Technology, Inc	6,400
251,008	*	Qorvo, Inc	17,741
2,479,219		Qualcomm, Inc	128,523
2,621,000		Radiant Opto-Electronics Corp	6,154
297,618	*	Rambus, Inc	3,973
395,333		Realtek Semiconductor Corp	1,366
1,282,788	*,e	REC Silicon ASA	164
466,091		Rohm Co Ltd	39,995
251,096	*	Rudolph Technologies, Inc	6,604
168,414		Samsung Electronics Co Ltd	378,969
26,817		Samsung Electronics Co Ltd (Preference)	48,508
67,000	*	Sanken Electric Co Ltd	369
2,482,047	*,e	Semiconductor Manufacturing International Corp	2,808
356,783	*	Semtech Corp	13,397
24,285		Seoul Semiconductor Co Ltd	534
166,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	120
30,200		Shindengen Electric Manufacturing Co Ltd	1,935
380,000	*,e	Shinkawa Ltd	2,728
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

426,600		Shinko Electric Industries	$2,879
25,000		ShunSin Technology Holding Ltd	82
71,864	*	Sigma Designs, Inc	453
127,000		Sigurd Microelectronics Corp	105
38,934		Silergy Corp	894
151,619	*	Silicon Laboratories, Inc	12,114
407,485	e	Silicon Motion Technology Corp (ADR)	19,571
46,954		Silicon Works Co Ltd	1,816
1,740,807		Siliconware Precision Industries Co	2,785
76,462	*	Siltronic AG.	9,509
337,000		Sino-American Silicon Products, Inc	702
560,000		Sitronix Technology Corp	1,628
504,610		Skyworks Solutions, Inc	51,420
50,870	e	SMA Solar Technology AG.	1,996
33,603	*,e	SMART Global Holdings, Inc	900
10,441	*,e	SOITEC	685
1,389,424	e	STMicroelectronics NV	26,954
44,386	*	STS Semiconductor & Telecommunications	95
1,168,400		Sumco Corp	18,435
113,364	*,e	SunPower Corp	826
5,309,600		SVI PCL (Foreign)	805
638,000		Taiwan Semiconductor Co Ltd	1,151
41,126,296		Taiwan Semiconductor Manufacturing Co Ltd	294,565
345,702		Taiwan Surface Mounting Technology Co Ltd	295
535,506		Teradyne, Inc	19,969
9,355		TES Co Ltd	262
2,244,696		Texas Instruments, Inc	201,215
3,291		Tokai Carbon Korea Co Ltd	142
229,340		Tokyo Electron Ltd	35,307
36,100		Tokyo Seimitsu Co Ltd	1,281
525,511		Topco Scientific Co Ltd	1,285
12,744		Toptec Co Ltd	313
203,001	*	Tower Semiconductor Ltd	6,301
1,746,000	*,†,m	Trony Solar Holdings Co Ltd.	2
4,227		U-Blox AG.	835
7,800		UKC Holdings Corp	135
95,275	*	Ultra Clean Holdings	2,917
78,000		Ulvac, Inc	4,916
1,531,800		Unisem M BHD	1,369
10,095,871		United Microelectronics Corp	5,058
711,228		Vanguard International Semiconductor Corp	1,228
90,002	*	Veeco Instruments, Inc	1,926
264,405		Versum Materials, Inc	10,264
126,068		Visual Photonics Epitaxy Co Ltd	251
207,503		Win Semiconductors Corp	1,334
1,721,000		Winbond Electronics Corp	1,503
17,064	*	WONIK IPS Co Ltd	510
96,639	*,e	Xcerra Corp	952
664,891		Xilinx, Inc	47,094
109,000		XinTec, Inc	171
1,898,000	e	Xinyi Solar Holdings Ltd	678
92,704		Xperi Corp	2,345
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,440,199

SOFTWARE & SERVICES - 11.2%
48,600	*,e	21Vianet Group, Inc (ADR)	277
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

84,094	*,e	2U, Inc	$4,713
77,000	*	58.COM, Inc (ADR)	4,862
241,861	*	8x8, Inc	3,265
482,773	*	A10 Networks, Inc	3,650
1,824,394		Accenture plc	246,421
223,691	*	ACI Worldwide, Inc	5,096
97,175	*,e	Aconex Ltd	305
2,482,705		Activision Blizzard, Inc	160,159
137,514	*	Actua Corp	2,104
151,729	*	Acxiom Corp	3,739
513		Addcn Technology Co Ltd	4
1,194,262	*	Adobe Systems, Inc	178,160
1,836,000	*,e	AGTech Holdings Ltd	371
3,998		Ahnlab, Inc	162
249,861	*	Akamai Technologies, Inc	12,173
7,900	*,e	Akatsuki, Inc	620
38,347	*	Alarm.com Holdings, Inc	1,733
2,154,545	*	Alibaba Group Holding Ltd (ADR)	372,111
123,018		Alliance Data Systems Corp	27,255
249,787		Alpha Systems, Inc	5,127
903,753	*	Alphabet, Inc (Class A)	880,002
1,073,604	*	Alphabet, Inc (Class C)	1,029,704
21,474		Alten	1,942
17,661	*,e	Alteryx, Inc	360
79,592		Altium Ltd	676
296,735		Altran Technologies S.A.	5,459
599,412		Amadeus IT Holding S.A.	38,985
42,076	*	Amber Road, Inc	323
596,306		Amdocs Ltd	38,354
57,019	*	American Software, Inc (Class A)	648
109,091	*	Ansys, Inc	13,389
61,645	*	Appfolio, Inc	2,956
52,920	*	Apptio, Inc	977
304,998	*	Aspen Technology, Inc	19,157
48,661		Asseco Poland S.A.	618
100,600		Ateam, Inc	2,646
75,227	*	Atlassian Corp plc	2,644
177,536		Atos Origin S.A.	27,537
1,982,199	g	Auto Trader Group plc	10,428
40,000	*	Autobytel, Inc	276
241,774	*	Autodesk, Inc	27,142
83,833	*,e	Autohome, Inc (ADR)	5,037
875,786		Automatic Data Processing, Inc	95,741
39,519		Aveva Group plc	1,290
4,064		Axway Software S.A.	107
557,467	*	Baidu, Inc (ADR)	138,079
88,861	*	Bankrate, Inc	1,240
17,200	*,e	Baozun, Inc (ADR)	563
132,782	*	Barracuda Networks, Inc	3,217
362,980	*	Bazaarvoice, Inc	1,797
21,644		Bechtle AG.	1,622
492,000	*	Beijing Beida Jade Bird Universal Sci-Tech Co Ltd	94
29,539	*,e	Benefitfocus, Inc	994
492,000	*,e	BII Railway Transportation Technology Holdings Co Ltd	58
13,200	*,e	Bitauto Holdings Ltd (ADR)	590
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

65,317	*,e	Black Knight Financial Services, Inc	$2,812
91,516		Blackbaud, Inc	8,035
104,780	*	Blackhawk Network Holdings, Inc	4,589
198,122	*,e	Blackline, Inc	6,760
79,857	*	Blucora, Inc	2,020
70,436	*,e	Blue Prism Group plc	949
598,430		Booz Allen Hamilton Holding Co	22,375
75,876	*	Bottomline Technologies, Inc	2,415
539,313	*	Box, Inc	10,420
273,000	*,e	Boyaa Interactive International Ltd	109
120,209	*	Brightcove, Inc	865
33,100		Broadleaf Co Ltd	285
250,331		Broadridge Financial Solutions, Inc	20,232
58,535	*,e	BroadSoft, Inc	2,944
18,900		Brogent Technologies, Inc	179
1,414,199		CA, Inc	47,206
70,000		CAC Holdings Corp	664
78,752	*	CACI International, Inc (Class A)	10,974
776,471	*	Cadence Design Systems, Inc	30,647
122,456	*	Callidus Software, Inc	3,019
26,235	e	Cancom SE	1,971
309,737		Cap Gemini S.A.	36,309
507,886	e	Capcom Co Ltd	12,505
48,847	*	Carbonite, Inc	1,075
88,248	*	Cardtronics plc	2,031
167,312	*	Care.com, Inc	2,659
138,921	*,e	Cars.com, Inc	3,697
308,971		carsales.com Ltd	3,118
20,515		Cass Information Systems, Inc	1,301
42,908	*,e	Catena Media plc	400
83,986		CD Projekt Red S.A.	2,676
332,546		CDK Global, Inc	20,980
155,962	*	CGI Group, Inc	8,087
11,200	*	Changyou.com Ltd (ADR)	444
44,200	*	Chanjet Information Technology Co Ltd	69
123,360	*	ChannelAdvisor Corp	1,419
262,381	*	Check Point Software Technologies	29,917
20,900	*,e	Cheetah Mobile, Inc (ADR)	176
1,314,000		Chinasoft International Ltd	732
1,416,298		Cielo S.A.	9,829
164,931	*,e	Cimpress NV	16,107
417,740	*	Citrix Systems, Inc	32,091
26,770	*,e	Cloudera, Inc	445
1,220,293		Cognizant Technology Solutions Corp (Class A)	88,520
52,300	e	COLOPL, Inc	604
6,166		Com2uSCorp	674
115,420	*	CommerceHub, Inc	2,464
32,918	*	CommerceHub, Inc (Series A)	743
209,773	*	Commvault Systems, Inc	12,754
132,323		Computer Modelling Group Ltd	971
525,813		Computershare Ltd	5,982
500,193	*	Conduent, Inc	7,838
38,436		Constellation Software, Inc	20,970
357,572		Convergys Corp	9,258
35,000	e	COOKPAD, Inc	243
147,068	*	Cornerstone OnDemand, Inc	5,972
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,925	*	CoStar Group, Inc	$17,148
56,938	*,e	Coupa Software, Inc	1,774
68,900	e	CROOZ, Inc	1,446
109,786		CSG Systems International, Inc	4,402
517,301		CSRA, Inc	16,693
20,739	*,e	CyberArk Software Ltd	850
598,048		Dassault Systemes S.A.	60,506
406,400		Datasonic Group BHD	121
1,024,404	*	Dell Technologies, Inc-VMware Inc	79,094
206,800		Dena Co Ltd	4,639
387,693	*	Descartes Systems Group, Inc	10,574
9,383		Devoteam S.A.	872
287,147	*	DHI Group, Inc	747
19,682	*,e	Digimarc Corp	720
368,000	*,e	Digital China Holdings Ltd	207
23,300		Digital Garage, Inc	496
54,400		Dip Corp	1,244
5,587		DoubleUGames Co Ltd	276
259,515		DST Systems, Inc	14,242
60,700		DTS Corp	1,664
12,666		DuzonBIzon Co Ltd	346
3,162,555		DXC Technology Co	271,600
3,498,896	*	eBay, Inc	134,568
46,127	e	Ebix, Inc	3,010
25,505		eClerx Services Ltd	487
73,658		Econocom Group S.A.	563
887,461	*	Electronic Arts, Inc	104,774
64,987	*	Ellie Mae, Inc	5,337
135,712		Ementor ASA	1,792
103,463	*	Endurance International Group Holdings, Inc	848
32,070		Enghouse Systems Ltd	1,329
120,000	*,e	Enigmo, Inc	1,188
118,653	*	Envestnet, Inc	6,051
84,356		EOH Holdings Ltd	596
217,884	*	EPAM Systems, Inc	19,159
600,415	g	Equiniti Group plc	2,423
419,257	*	Etsy, Inc	7,077
152,808	*	Euronet Worldwide, Inc	14,485
57,765	*	Everbridge, Inc	1,526
122,605	*	Everi Holdings, Inc	931
427,104		EVERTEC, Inc	6,770
30,302	*	EXA Corp	733
149,127	*	ExlService Holdings, Inc	8,697
30,200		F@N Communications, Inc	339
7,772,198	*	Facebook, Inc	1,328,036
125,584		Fair Isaac Corp	17,645
152,200	*,e	Fang Holdings Ltd (ADR)	616
2,100	*,e	FFRI, Inc	81
802,435		Fidelity National Information Services, Inc	74,939
225,880	*,e	FireEye, Inc	3,788
330,869	*	First American Corp	15,293
915,885	*	First Data Corp	16,523
447,487	*	Fiserv, Inc	57,708
296,535	*	Five9, Inc	7,087
352,244	*	FleetCor Technologies, Inc	54,517
18,725		Formula Systems 1985 Ltd	753
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,929		Forrester Research, Inc	$1,127
371,700		Forth Smart Service PCL	213
212,347	*	Fortinet, Inc	7,611
97,922		F-Secure Oyj	494
54,500		FUJI SOFT, Inc	1,593
134,800		Fujitsu Broad Solution & Consulting, Inc	1,532
6,312,592		Fujitsu Ltd	46,982
5,200		Fukui Computer Holdings, Inc	134
52,100		Future Architect, Inc	472
9,294	*	GameHi Co Ltd	103
3,044	*	Gamevil, Inc	176
195,549	*,e	Gaming Innovation Group, Inc	113
374,827	*	Gartner, Inc	46,632
108,993	e	GB Group plc	537
11,949	*,e	GDS Holdings Ltd (ADR)	135
518,448		Genpact Ltd	14,905
9,601	e	GFT Technologies AG.	180
69,943	*,e	Gigamon, Inc	2,948
69,230	*,g	Global Dominion Access S.A.	335
382,746		Global Payments, Inc	36,372
207,016	*,e	Glu Mobile, Inc	778
72,700	e	GMO internet, Inc	887
10,300	e	GMO Payment Gateway, Inc	645
193,037		Gocompare.Com Group plc	270
533,601	*	GoDaddy, Inc	23,217
107,816	*,e	Gogo, Inc	1,273
2,382		Golfzon co Ltd	98
16,300		Gourmet Navigator, Inc	237
81,250	*,e	Gravity Co Ltd (ADR)	2,575
67,500		Gree, Inc	462
10,907	*,e	Gridsum Holding, Inc (ADR)	112
663,400	*,e	GrubHub, Inc	34,935
10,733	*	G-treeBNT Co Ltd	265
58,835	*	GTT Communications, Inc	1,862
232,477	*	Guidewire Software, Inc	18,101
271,100	e	GungHo Online Entertainment Inc	733
10,966		Haansoft, Inc	167
226,389		Hackett Group, Inc	3,439
92,936		Hansen Technologies Ltd	245
274,000	e	HC International, Inc	222
755,612		HCL Technologies Ltd	10,126
6,800	e	Hearts United Group Co Ltd	93
59,535		Hexaware Technologies Ltd	246
1,221,000	*	Hi Sun Technology China Ltd	282
224,740	*	Hortonworks, Inc	3,809
65,268	*,e	HubSpot, Inc	5,486
815,556	*	IAC/InterActiveCorp	95,893
523,000	e	IGG, Inc	704
169,126	*	Imperva, Inc	7,340
76,575	*	Indra Sistemas S.A.	1,211
523,500		Ines Corp	4,862
198,386		Inesa Intelligent Tech, Inc - B	146
88,275		Info Edge India Ltd	1,495
17,700		Infocom Corp	437
1,119,960		Infomart Corp	8,051
80,512	*	Information Services Group, Inc	324
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,600		Information Services International-Dentsu Ltd	$741
1,801,713		Infosys Technologies Ltd	24,876
6,765	*,e	Inspired Entertainment, Inc	90
41,154	*	Instructure, Inc	1,364
160,456	*,e	Internap Network Services Corp	698
1,288,505		International Business Machines Corp	186,936
36,000		International Games System Co Ltd	198
16,300		Internet Initiative Japan, Inc	305
50,646	*	InterXion Holding NV	2,579
1,112,565		Intuit, Inc	158,140
74,537		iomart Group plc	332
89,271		Iress Market Technology Ltd	800
24,600	e	Istyle, Inc	153
162,330		IT Holdings Corp	4,794
167,900		Itochu Techno-Science Corp	6,272
89,028	e	j2 Global, Inc	6,577
101,484		Jack Henry & Associates, Inc	10,432
1,700	*,e	JIG-SAW, Inc	91
22,742	*	Just Dial Ltd	130
335,715	*	Just Eat plc	3,007
23,600		Justsystems Corp	500
186,270		Kainos Group plc	728
126,820	e	Kakaku.com, Inc	1,618
28,940		Kakao Corp	3,651
8,300		Kanematsu Electronics Ltd	245
7,302		KCP Co Ltd	98
27,186		Keywords Studios plc	505
71,260		Kginicis Co Ltd	705
196,886	*	Kinaxis, Inc	11,629
1,244,000	*,e	Kingdee International Software Group Co Ltd	550
885,061		Kingsoft Corp Ltd	2,073
144,468		Konami Corp	6,955
10,452	*	Korea Information & Communications Co Ltd	83
314,130		KPIT Cummins Infosystems Ltd	582
23,760		Larsen & Toubro Infotech Ltd	291
24,644	*	Leaf Group Ltd	170
512,074		Leidos Holdings, Inc	30,325
448,141	*	Limelight Networks, Inc	1,779
37,100	*,e	LINE Corp	1,342
640,598	e	Link Administration Holdings Ltd	3,790
81,367		Linx S.A.	503
53,610	*	Liquidity Services, Inc	316
265,176	*	Liveperson, Inc	3,593
192,371		LogMeIn, Inc	21,170
10,369	*	Logo Yazilim Sanayi Ve Ticaret AS.	158
127,500	*	Mail.ru (GDR)	4,205
10,717	*	Majesco	53
146,526	*	Manhattan Associates, Inc	6,091
73,133		Mantech International Corp (Class A)	3,229
354,970	e	Marvelous, Inc	3,015
2,266,036		MasterCard, Inc (Class A)	319,964
67,190	*,e	Match Group, Inc	1,558
84,412		Matrix IT Ltd	891
230,024		MAXIMUS, Inc	14,837
132,512	*	Meet Group, Inc	482
331,134		Micro Focus International plc	10,599
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

97,255	*	Micro Focus International plc (ADR)	$3,102
21,574,904		Microsoft Corp	1,607,115
70,981	*	MicroStrategy, Inc (Class A)	9,065
79,248	*	MINDBODY, Inc	2,049
147,172		MindTree Ltd	1,049
10,400		Miroku Jyoho Service Co Ltd	242
110,574	*	Mitek Systems, Inc	1,050
4,300		Mitsubishi Research Institute, Inc	127
133,660	e	Mixi Inc	6,455
295,647	*	MobileIron, Inc	1,094
74,071	*	Model N, Inc	1,107
94,600	*	Momo, Inc (ADR)	2,965
69,303	*	MoneyGram International, Inc	1,116
1,334,017		Moneysupermarket.com Group plc	5,687
79,630		Monotype Imaging Holdings, Inc	1,533
2,100	*	Morpho, Inc	94
124,829		Mphasis Ltd	1,183
11,600		MTI Ltd	70
44,779	*,e	MuleSoft, Inc	902
1,464,450		My EG Services BHD	712
201,477	e	MYOB Ltd	545
852,000	*,†,e,m	National Agricultural Holdings Ltd	1
23,532		Naver Corp	15,353
181,216		NCC Group plc	526
14,655		NCsoft	5,958
12,800		NEC Networks & System Integration Corp	306
11,907		Nemetschek AG.	969
629,400		NET One Systems Co Ltd	6,665
112,000	e	NetDragon Websoft, Inc	375
200,353		Netease.com (ADR)	52,855
110,336		NetEnt AB	856
74,250	*,g	Nets A.S.	1,922
71,131	*	New Relic, Inc	3,542
334,064	*	Nexon Co Ltd	8,733
181,511	*	NEXTDC Ltd	623
6,922	*	NHN Entertainment Corp	414
123,633		NIC, Inc	2,120
4,203		Nice Information & Telecommunication, Inc	89
76,792		Nice Systems Ltd	6,220
248,000		Nihon Unisys Ltd	3,967
48,299		NIIT Technologies Ltd	402
263,481		Nintendo Co Ltd	97,154
21,200		Nippon System Development Co Ltd	394
188,524		Nomura Research Institute Ltd	7,362
60,700	*,e	NQ Mobile, Inc (ADR)	212
60,400		NS Solutions Corp	1,333
683,835		NTT Data Corp	7,318
451,856	*	Nuance Communications, Inc	7,103
571,712	*,e	Nutanix, Inc	12,801
6,200		OBIC Business Consultants Ltd	312
50,800		Obic Co Ltd	3,198
22,503	*,e	Okta, Inc	635
589,292		Open Text Corp	19,014
67,844	e	Opera Software ASA	194
529,955	*	Optimal Payments plc	4,137
13,483,050		Oracle Corp	651,905
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,949		Oracle Corp Japan	$3,612
45,495		Otsuka Corp	2,918
217,000	*,e	Ourgame International Holdings Ltd	58
356,700		Pacific Online	64
2,023,081	*,e	Pandora Media, Inc	15,578
31,155		Paradox Interactive AB	326
26,569	*,e	Park City Group, Inc	323
635,377		Paychex, Inc	38,097
94,633	*,e	Paycom Software, Inc	7,094
49,928	*	Paylocity Holding Corp	2,437
5,121,364	*	PayPal Holdings, Inc	327,921
59,780		PC Home Online	308
263,000		PCA Corp	3,812
143,320		Pegasystems, Inc	8,262
135,594	*	Perficient, Inc	2,667
51,092		Persistent Systems Ltd	525
23,000	*	PFSweb, Inc	192
19,000	*,e	Phoenix New Media Ltd (ADR)	112
128,091	*	Planet Payment, Inc	549
880,171		Playtech Ltd	10,837
35,975		POSDATA Co Ltd	210
37,090	*,e	Presidio, Inc	525
334,712		Progress Software Corp	12,776
998,472	*	Proofpoint, Inc	87,087
50,956	*	PROS Holdings, Inc	1,230
308,370	*	PTC, Inc	17,355
59,202	*	Q2 Holdings, Inc	2,466
23,060		QAD, Inc (Class A)	792
162,823	*	Qualys, Inc	8,434
70,778	*	QuinStreet, Inc	520
281,454	*	Quotient Technology, Inc	4,405
52,262	*	Rapid7, Inc	920
79,000	*,e	Real Matters, Inc	672
51,999	*	RealNetworks, Inc	250
112,627	*,e	RealPage, Inc	4,494
389,704	*	Red Hat, Inc	43,203
20,931		Reis, Inc	377
11,280	*,e	Renren, Inc (ADR)	101
2,010,000	*,e	Rentian Technology Holdings Ltd	96
13,481		Reply S.p.A.	3,241
25,754	e	RIB Software AG.	547
196,284		Rightmove plc	10,644
322,975	*	RingCentral, Inc	13,484
35,125	*,e,g	Rocket Internet SE	904
29,767	*	Rosetta Stone, Inc	304
310,445	*	Rubicon Project, Inc	1,208
826,858		Sabre Corp	14,966
106,818		SafeCharge International Group Ltd	409
1,159,385		Sage Group plc	10,857
31,071		Saipens International Corp NV	406
4,515,810	*	salesforce.com, Inc	421,867
28,902		Samsung SDS Co Ltd	4,268
869,840		SAP AG.	95,374
168,467		Science Applications International Corp	11,262
671,272	g	Scout24 AG.	27,467
16,427	*,e	SecureWorks Corp	203
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,232,142	*	ServiceNow, Inc	$144,814
152,767	*	ServiceSource International LLC	529
147,860		Shanghai Baosight Software Co Ltd	227
83,360	*	Shopify, Inc	9,695
35,755	*,e	Shutterstock, Inc	1,190
110,803	*	Silver Spring Networks, Inc	1,792
1,551,800		Silverlake Axis Ltd	676
23,750		SimCorp AS	1,452
95,216	*	Sina Corp	10,917
6,440,000	*	Sino-I Technology Ltd	89
436,600	e	Sinosoft Technology Group Ltd	127
20,200		SMS Co Ltd	644
203,636		Softcat plc	1,148
30,788	e	Software AG.	1,504
53,540		Soft-World International Corp	117
18,658	*	Sohu.com, Inc	1,016
303,885		Sonda S.A.	591
171,554	g	Sophos Group plc	1,264
22,930		Sopra Group S.A.	4,256
203,001	*	Splunk, Inc	13,485
32,967	*	SPS Commerce, Inc	1,870
57,927		Square Enix Co Ltd	2,182
555,832	*,e	Square, Inc	16,014
535,646		SS&C Technologies Holdings, Inc	21,506
36,087	*,e	Stamps.com, Inc	7,313
139,314	*,e	Starbreeze AB	194
44,756	*	StarTek, Inc	526
30,042		Sumisho Computer Systems Corp	1,276
454,000		SUNeVision Holdings Ltd	308
75,646	*	Sykes Enterprises, Inc	2,206
6,497,470		Symantec Corp	213,182
82,143	*,e	Synchronoss Technologies, Inc	766
424,548	*	Synopsys, Inc	34,189
157,833	e	Syntel, Inc	3,101
9,400		Systena Corp	235
591,000		Systex Corp	1,114
70,562	*	Tableau Software, Inc	5,284
11,239	*,g	Takeaway.com Holding BV	494
613,689	*	Take-Two Interactive Software, Inc	62,737
653,462		Tata Consultancy Services Ltd	24,399
10,452		Tata Elxsi Ltd	130
804,917		Tech Mahindra Ltd	5,647
219,823		Technology One Ltd	867
42,029	*	TechTarget, Inc	502
22,400		Tecmo Koei Holdings Co Ltd	471
87,960	*	TeleNav, Inc	559
38,414		TeleTech Holdings, Inc	1,604
53,778		Temenos Group AG.	5,493
10,795,114	e	Tencent Holdings Ltd	471,970
1,401,430	*,e	Teradata Corp	47,354
302,000	g	Tian GE Interactive Holdings Ltd	221
34,194		Tietoenator Oyj	1,043
572,753		TiVo Corp	11,369
11,100		TKC	340
558,359		Total System Services, Inc	36,573
74,400		Totvus S.A.	735
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

129,070	*,e	Trade Desk, Inc	$7,939
16,000		Trans Cosmos, Inc/Japan	369
1,028,388		Travelport Worldwide Ltd	16,146
996,000		Travelsky Technology Ltd	2,605
201,603		Trend Micro, Inc	9,932
130,876	*,e	TrueCar, Inc	2,067
17,335	*,e	Tucows, Inc	1,015
119,456	*,e	Twilio, Inc	3,566
1,787,179	*	Twitter, Inc	30,150
75,195	*	Tyler Technologies, Inc	13,108
228,448	*	Ubisoft Entertainment	15,723
59,722	*	Ultimate Software Group, Inc	11,323
247,829	*,e	Unisys Corp	2,107
142,121		United Internet AG.	8,859
19,700	e	UNITED, Inc	520
24,310	*	Upland Software, Inc	514
353,599		Vakrangee Ltd	2,678
356,657	*	Vantiv, Inc	25,134
122,363	*	Varonis Systems, Inc	5,127
59,467	*	Vasco Data Security International	717
137,827	*	Verint Systems, Inc	5,768
128,956	*,e	VeriSign, Inc	13,720
4,341	*,e	Veritone, Inc	197
91,273	*,e	VirnetX Holding Corp	356
52,272	*	Virtusa Corp	1,975
7,354,806		Visa, Inc (Class A)	774,020
370,343	*,e	VMware, Inc (Class A)	40,438
73,331	*	Website Pros, Inc	1,833
10,268	*	Webzen, Inc	223
122,156	*,e	Weibo Corp (ADR)	12,086
5,956		WeMade Entertainment Co Ltd	171
1,162,905		Western Union Co	22,328
76,378	*	WEX, Inc	8,571
1,679,905		Wipro Ltd	7,213
163,475	e	Wirecard AG.	14,976
196,803		Wisetech Global Ltd	1,344
41,039	*	Wix.com Ltd	2,949
130,770	*	Workday, Inc	13,782
91,954	*	Workiva, Inc	1,917
29,052	*,g	Worldline S.A.	1,231
1,347,093	g	Worldpay Group plc	7,353
51,537	*	Xero Ltd	1,152
5,529		XING AG.	1,734
188,538	*	XO Group, Inc	3,709
16,700	*,e	Xunlei Ltd (ADR)	71
8,709,000		Xurpas, Inc	1,018
1,124,638		Yahoo! Japan Corp	5,345
505,285	*	Yelp, Inc	21,879
23,815	*,e	Yext, Inc	316
7,854	e	Yirendai Ltd (ADR)	329
184,600	*	YY, Inc (ADR)	16,020
326,507	*	Zendesk, Inc	9,505
8,826		Zensar Technologies Ltd	101
9,200	*	ZIGExN Co Ltd	135
124,759	*	Zillow Group, Inc	5,009
228,781	*,e	Zillow Group, Inc (Class C)	9,199
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

185,265	*	Zix Corp	$906
1,187,673	g	ZPG plc	5,756
1,935,767	*	Zynga, Inc	7,317
		TOTAL SOFTWARE & SERVICES	13,721,343

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
210,518	*,e	3D Systems Corp	2,819
1,065,422		AAC Technologies Holdings, Inc	18,029
42,446	*	accesso Technology Group plc	1,069
2,469,292		Accton Technology Corp	7,959
10,013,762		Acer, Inc	5,012
92,492		Adlink Technology, Inc	205
165,328		Adtran, Inc	3,968
24,517	*,e	ADVA AG. Optical Networking	166
27,000		Advanced Ceramic X Corp	377
306,932		Advantech Co Ltd	2,191
157,803	*,e	Aerohive Networks, Inc	645
35,581	*	Agilysys, Inc	425
22,700		Ai Holdings Corp	568
18,611	*,e	Akoustis Technologies, Inc	121
182,400		Alpha Networks, Inc	145
145,000		Alps Electric Co Ltd	3,832
14,938		ALSO Holding AG.	2,110
37,800		Amano Corp	895
493,429		Amphenol Corp (Class A)	41,764
897,551	*	Anixter International, Inc	76,292
88,000		Anritsu Corp	731
2,796,000	*,†,e,m	Anxin-China Holdings Ltd	4
15,973,065	l,n	Apple, Inc	2,461,769
35,561	*,e	Applied Optoelectronics, Inc	2,300
87,000		Arcadyan Technology Corp	141
178,250	*	Arista Networks, Inc	33,798
635,790	*	ARRIS International plc	18,114
191,965	*	Arrow Electronics, Inc	15,436
22,657		Ascom Holding AG.	498
144,000		Asia Optical Co, Inc	532
3,042,464		Asia Vital Components Co Ltd	2,574
1,731,044		Asustek Computer, Inc	14,265
66,000		Aten International Co Ltd	169
6,892,893		AU Optronics Corp	2,770
166,800		Aurora Corp	477
15,889		Austria Technologie & Systemtechnik AG.	226
64,580	*,e	Avid Technology, Inc	293
82,830	*	Avigilon Corp	1,187
310,734		Avnet, Inc	12,212
85,139		AVX Corp	1,552
53,857	e	Badger Meter, Inc	2,639
19,560		Barco NV	2,110
17,593		Bel Fuse, Inc (Class B)	549
80,741		Belden CDT, Inc	6,502
190,874	*	Benchmark Electronics, Inc	6,518
12,408,000		Benq Corp	8,777
3,916,000		Big Media Group Ltd	123
373,269	*	Blackberry Ltd (New)	4,173
1,023,138		Brocade Communications Systems, Inc	12,226
394,659		Brother Industries Ltd	9,202
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,274,500	e	BYD Electronic International Co Ltd	$9,703
66,050	*	CalAmp Corp	1,536
6,040,815		CalComp Electronics Thailand PCL	638
114,032	*	Calix, Inc	576
84,400		Canon Electronics, Inc	1,705
1,007,682		Canon, Inc	34,484
85,000		Casetek Holdings Ltd	277
20,787	*,e	Catapult Group International Ltd	21
545,857		Catcher Technology Co Ltd	5,106
194,000		Catic Shenzhen Holdings Ltd	109
513,961		CDW Corp	33,921
285,208	*	Celestica, Inc	3,529
37,000		Chaun-Choung Technology Corp	111
251,602		Cheng Uei Precision Industry Co Ltd	349
661,452		Chicony Electronics Co Ltd	1,573
243,663		Chimei Materials Technology Corp	113
5,306,000		China Aerospace International Holdings Ltd	701
1,232,000	e	China All Access Holdings Ltd	385
489,600	*,†,m	China Fiber Optic Network System Group Ltd	1
2,948,000	*,e	China Innovationpay Group Ltd	185
179,000		Chin-Poon Industrial Co	344
234,840		Chroma ATE, Inc	830
8,000		Chunghwa Precision Test Tech Co Ltd	317
2,256,880	*	Ciena Corp	49,584
18,333,033	n	Cisco Systems, Inc	616,540
567,554		Citizen Watch Co Ltd	3,914
25,329	*,e	Clearfield, Inc	344
310,393		Clevo Co	302
1,212,394	*	CMC Magnetics Corp	169
291,209		Cognex Corp	32,115
109,634	*	Coherent, Inc	25,783
899,089		Comba Telecom Systems Holdings Ltd	173
11,630		Comet Holding AG.	1,723
574,849	*	CommScope Holding Co, Inc	19,091
3,523,688		Compal Electronics, Inc	2,507
4,630,000		Compeq Manufacturing Co	5,050
43,937		Comtech Telecommunications Corp	902
24,250		Concraft Holding Co Ltd	168
178,220	*	Control4 Corp	5,250
2,615,399	*,†,e,m	Coolpad Group Ltd	181
971,000		Coretronic Corp	1,136
1,595,527		Corning, Inc	47,738
76,557	*	Cray, Inc	1,489
58,895		CTS Corp	1,419
150,411		Daeduck Electronics Co	1,427
51,080		Daeduck GDS Co Ltd	856
80,700		Daiwabo Co Ltd	3,408
65,246		Daktronics, Inc	690
15,573		Datalogic S.p.A.	548
126,240		DataTec Ltd	534
368,400		Delta Electronics Thai PCL	966
1,669,988		Delta Electronics, Inc	8,616
21,200		Denki Kogyo Co Ltd	538
29,400		Dexerials Corp	360
143,837	e	Diebold, Inc	3,287
110,582	*	Digi International, Inc	1,172
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

420,421		D-Link Corp	$153
159,251		Dolby Laboratories, Inc (Class A)	9,160
209,600		Eastern Communications Co Ltd	148
34,076	*	Eastman Kodak Co	250
120,849	*	EchoStar Corp (Class A)	6,916
40,000	*	Egis Technology, Inc	360
64,971		Eizo Nanao Corp	2,574
52,400	e	Elecom Co Ltd	1,056
138,761	*	Electro Scientific Industries, Inc	1,932
1,615,851		Electrocomponents plc	13,463
89,145	*	Electronics for Imaging, Inc	3,805
3,500		Elematec Corp	67
258,654		Elite Material Co Ltd	1,232
211,390		Elitegroup Computer Systems Co Ltd	161
47,828		EMCORE Corp	392
28,822		Ennoconn Corp	415
18,800		Enplas Corp	872
24,852	*	ePlus, Inc	2,298
2,383,212		Ericsson (LM) (B Shares)	13,739
78,544		Esprinet S.p.A.	463
55,200		Evertz Technologies Ltd	770
23,416		EVS Broadcast Equipment S.A.	885
1,276,308	*	Extreme Networks, Inc	15,175
296,184	*	F5 Networks, Inc	35,708
68,878	*	Fabrinet	2,553
32,971	*	FARO Technologies, Inc	1,261
872,614	e	Fingerprint Cards AB	2,444
309,277	*	Finisar Corp	6,857
141,672		Firich Enterprises Co Ltd	232
331,165	*,e	Fitbit, Inc	2,305
1,466,550	*	Flex Ltd	24,301
1,177,430		FLEXium Interconnect, Inc	4,522
573,538		Flir Systems, Inc	22,316
75,310		Flytech Technology Co Ltd	225
4,332,868		Foxconn Technology Co Ltd	12,539
865,863		Fujifilm Holdings Corp	33,640
80,000		Fujitsu Frontech Ltd	1,628
67,539		Gemalto NV	3,018
1,860,000		General Interface Solution Holding Ltd	18,565
38,000	*	Genius Electronic Optical Co Ltd	492
2,472,000		Getac Technology Corp	3,433
1,292,000		Gigabyte Technology Co Ltd	1,632
804,000	e	Goldpac Group Ltd	264
3,710		Green Cross Cell Corp	116
233,553		Halma plc	3,504
122,500		Hamamatsu Photonics KK	3,706
10,249,330		HannStar Display Corp	3,981
143,993	*,e	Harmonic, Inc	439
238,978		Harris Corp	31,469
2,685,492		Hewlett Packard Enterprise Co	39,504
42,888	e	Hexagon AB (B Shares)	2,128
593,799	*	High Tech Computer Corp	1,489
53,300		Hirose Electric Co Ltd	7,505
686,779		Hitachi High-Technologies Corp	24,943
37,900		Hitachi Kokusai Electric, Inc	1,039
19,100,574		Hitachi Ltd	134,675
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

311,300		Hitachi Maxell Ltd	$6,994
336,100		Holystone Enterprise Co Ltd	453
17,281	*,e	Homecast Co Ltd	155
39,686,287		Hon Hai Precision Industry Co, Ltd	137,827
45,795		Horiba Ltd	2,593
39,600		Hosiden Corp	647
2,552,774		HP, Inc	50,953
11,888		Humax Co Ltd	97
195,700	e	Ibiden Co Ltd	3,122
6,300		Icom, Inc	153
137,476		ICP Electronics, Inc	194
504,622	*,e	IDEX ASA	400
116,632	*	II-VI, Inc	4,799
11,670	e	Iljin Materials Co Ltd	359
57,524	*,e	Immersion Corp	470
734,880		Inari Amertron BHD	443
6,750		Inficon Holding AG.	4,395
630,946	*,e	Infinera Corp	5,596
72,436		Ingenico	6,867
7,529,219		InnoLux Display Corp	3,524
259,098	*	Insight Enterprises, Inc	11,898
193,099		InterDigital, Inc	14,241
6,196	*	Interflex Co Ltd	297
38,325	*	Intevac, Inc	324
2,086,535		Inventec Co Ltd	1,545
49,210	*	IPG Photonics Corp	9,107
31,200		Iriso Electronics Co Ltd	1,634
2,128		Isra Vision AG.	402
40,300		ITC Networks Corp	700
697,357		ITEQ Corp	1,346
41,633	*	Iteris, Inc	277
235,836	*	Itron, Inc	18,265
35,649		Ituran Location and Control Ltd	1,285
548,030		Jabil Circuit, Inc	15,646
119,000		Japan Aviation Electronics Industry Ltd	1,864
8,300	e	Japan Cash Machine Co Ltd	84
219,600	*,e	Japan Display, Inc	426
37,307	m	Japan Radio Co Ltd	569
561,600		JCY International BHD	69
112,158		Jenoptik AG.	3,720
2,849,125		Ju Teng International Holdings Ltd	1,127
1,933,691		Juniper Networks, Inc	53,815
19,800		Kaga Electronics Co Ltd	586
16,692		Kapsch TrafficCom AG.	891
64,400		KCE Electronics PCL	193
425,954	*	Kemet Corp	9,000
16,600		Keyence Corp	8,829
425,266	*	Keysight Technologies, Inc	17,717
52,771	*	Kimball Electronics, Inc	1,142
2,969,000		Kingboard Chemical Holdings Ltd	15,812
592,000		Kingboard Laminates Holdings Ltd	959
16,411		Kingpak Technology, Inc	147
167,157	*	Knowles Corp	2,552
111,700		Koa Corp	2,074
909,725	e	Konica Minolta Holdings, Inc	7,474
147,319		Kudelski S.A.	1,842
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,573	*	KVH Industries, Inc	$377
308,210		Kyocera Corp	19,129
478,089		Laird Group plc	915
84,666		Largan Precision Co Ltd	14,936
6,694,753	e	Lenovo Group Ltd	3,705
11,487		LG Innotek Co Ltd	1,552
198,764		LG.Philips LCD Co Ltd	5,325
1,772,825		Lite-On Technology Corp	2,539
56,000		Littelfuse, Inc	10,969
400,817		Logitech International S.A.	14,644
30,000		Lotes Co Ltd	183
2,105,461	*,e	Lumentum Holdings, Inc	114,432
209,100		Macnica Fuji Electronics Holdings, Inc	3,854
123,300		Marubun Corp	934
6,400		Maruwa Co Ltd	362
70,834	*,e	Maxwell Technologies, Inc	363
52,800		Mcj Co Ltd	572
4,800		Melco Holdings, Inc	153
106,076		Merry Electronics Co Ltd	671
6,171	e	Mesa Laboratories, Inc	921
254,379		Methode Electronics, Inc	10,773
214,598	e	Micronic Laser Systems AB	2,948
575,000		Micro-Star International Co Ltd	1,240
138,336	*,e	Microvision, Inc	385
2,917,082		Mitac Holdings Corp	3,539
468,700		Motorola, Inc	39,779
31,573		MTS Systems Corp	1,688
281,615		Murata Manufacturing Co Ltd	41,459
153,000		Nan Ya Printed Circuit Board Corp	120
108,000		Nanjing Panda Electronics	69
24,213	*	Napco Security Technologies, Inc	235
354,902		National Instruments Corp	14,966
591,240	*	NCR Corp	22,183
211,127		NEC Corp	5,727
84,080		Neopost S.A.	3,268
861,222		NetApp, Inc	37,687
72,683	*	Netgear, Inc	3,460
169,400	*	Netscout Systems, Inc	5,480
38,126		Nichicon Corp	469
43,300		Nippon Ceramic Co Ltd	1,216
23,000	*	Nippon Chemi-Con Corp	818
51,704		Nippon Electric Glass Co Ltd	2,004
31,600		Nippon Signal Co Ltd	340
20,260		Nissha Printing Co Ltd	550
12,100	e	Nohmi Bosai Ltd	191
2,228,734		Nokia Corp	13,328
8,276,778		Nokia Oyj (Turquoise)	49,731
111,513	*	Novanta, Inc	4,862
693,899	*,e	Oclaro, Inc	5,988
51,600		Oki Electric Industry Co Ltd	688
656,756		Omron Corp	33,490
229,000	*,e	O-Net Communications Group	152
11,000		Optex Co Ltd	413
69,752	*	Orbotech Ltd	2,944
263,900		Osaki Electric Co Ltd	2,045
33,484	*	OSI Systems, Inc	3,059
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,199		Oxford Instruments plc	$925
118,713	*	Palo Alto Networks, Inc	17,107
245,224		Pan-International Industrial	198
35,232		Park Electrochemical Corp	652
12,206	*,e	Parrot S.A.	147
25,887		Partron Co Ltd	210
2,126,000	e	PAX Global Technology Ltd	1,133
50,176		PC Connection, Inc	1,414
19,576	*	PC Mall, Inc	274
1,620,917		Pegatron Technology Corp	4,221
140,247		Plantronics, Inc	6,202
64,421	*	Plexus Corp	3,613
11,176		Posiflex Technology, Inc	51
1,576,000		Primax Electronics Ltd	3,909
503,000		Prime View International Co Ltd	707
861,341	*,e	Pure Storage, Inc	13,773
2,263,338		Quanta Computer, Inc	5,222
42,192	*,e	Quantenna Communications, Inc	709
56,020	*	Quantum Corp	343
70,887	*	Radisys Corp	97
31,011	*	Radware Ltd	523
496,727		Redington India Ltd	1,189
146,379		Renishaw plc	9,351
152,033		Ricoh Co Ltd	1,478
9,879	*,†,m	RICOH INDIA Ltd	29
16,100		Riso Kagaku Corp	293
1,116,062	*	Ritek Corp	189
72,686	*	Rogers Corp	9,688
7,100		Roland DG Corp	182
33,600		Ryosan Co Ltd	1,335
62,000		Ryoyo Electro Corp	1,103
21,747	e	S&T AG.	479
309,500		Samart Corp PCL	122
45,616		Samsung Electro-Mechanics Co Ltd	4,077
45,125		Samsung SDI Co Ltd	7,851
258,602	*	Sanmina Corp	9,607
107,270	*	Scansource, Inc	4,682
4,225	e	Seagate Technology, Inc	140
68,700		Seiko Epson Corp	1,664
708,000		Sercomm Corp	1,911
12,692		SFA Engineering Corp	460
197,876		Shimadzu Corp	3,903
73,149	*,e	Sierra Wireless, Inc	1,569
9,200		Siix Corp	405
5,800		Silicom Ltd	339
292,800		Simplo Technology Co Ltd	1,557
143,123		Sinbon Electronics Co Ltd	379
3,273		Sindoh Co Ltd	182
44,217		Smart Metering Systems plc	412
182,000		SMK Corp	842
161,347	*	Sonus Networks, Inc	1,234
87,178		Spectris plc	2,817
1,750		Spigen Korea Co Ltd	63
40,494	*,m	Sterlite Power Transmission Ltd	70
61,481		Sterlite Technologies Ltd	211
110,100	*	Stratasys Ltd	2,546
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

723,000		Sunny Optical Technology Group Co Ltd	$11,607
74,303	*	Super Micro Computer, Inc	1,642
65,364	*,e	Synaptics, Inc	2,561
180,204		SYNNEX Corp	22,798
1,236,238		Synnex Technology International Corp	1,486
92,990		Systemax, Inc	2,458
421,359		Taiwan PCB Techvest Co Ltd	444
129,000		Taiwan Union Technology Corp	343
218,103		Taiyo Yuden Co Ltd	3,230
100,690		TDK Corp	6,842
258,665		TE Connectivity Ltd	21,485
131,159	*	Tech Data Corp	11,653
328,000	e	Technovator International Ltd	101
185,463	e	Telit Communications plc	435
109,495		Test Research, Inc	151
497,598	*,e	Thin Film Electronics ASA	172
46,919	*,e	Tobii AB	283
94,625		Tong Hsing Electronic Industries Ltd	391
11,360,000	e	Tongda Group Holdings Ltd	3,063
63,500		Topcon Corp	1,121
446,000	*	Toshiba TEC Corp	2,460
12,400		Toyo Corp/Chuo-ku	112
185,000	*	TPK Holding Co Ltd	599
678,000		Tpv Technology Ltd	121
678,100		Transcend Information, Inc	1,919
532,000		Trigiant Group Ltd	75
780,270	*	Trimble Navigation Ltd	30,626
1,358,832		Tripod Technology Corp	4,714
946,000	e	Truly International Holdings	319
15,800		TSC Auto ID Technology Co Ltd	125
178,022	*	TTM Technologies, Inc	2,736
117,039		TXC Corp	152
44,327	*,e	Ubiquiti Networks, Inc	2,483
843,883		Unimicron Technology Corp	456
171,956		Universal Display Corp	22,157
73,427	*,e	USA Technologies, Inc	459
2,700	e	V Technology Co Ltd	453
952,195		Venture Corp Ltd	12,386
214,659	*	VeriFone Systems, Inc	4,353
102,547	*,e	Viasat, Inc	6,596
1,692,708	*	Viavi Solutions, Inc	16,013
259,975	e	Vishay Intertechnology, Inc	4,888
36,148	*	Vishay Precision Group, Inc	882
3,197,000		VS Industry Bhd	2,016
1,008,800		VST Holdings Ltd	333
342,400		Vtech Holdings Ltd	5,007
89,800	e	Wacom Co Ltd	419
1,292,000		Wah Lee Industrial Corp	2,125
1,576,766		Walsin Technology Corp	3,923
336,000	e	Wasion Group Holdings Ltd	171
990,270		Western Digital Corp	85,559
20,114		Wincor Nixdorf AG.	1,691
190,500	*,†,b,m	Wintek Corp	0	^
8,124,393		Wistron Corp	6,516
157,055		Wistron NeWeb Corp	452
4,976,000	e	World Wide Touch Technology Ho	371
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,352,732		WPG Holdings Co Ltd	$1,803
1,466,848		WT Microelectronics Co Ltd	2,321
2,394,858		Xerox Corp	79,725
15,750	*,†,m	Ya Hsin Industrial Co Ltd	0
158,607		Yageo Corp	1,105
71,393		Yamatake Corp	3,064
502,000	e,g	Yangtze Optical Fibre and Cable Joint Stock Ltd	1,922
62,438		Yaskawa Electric Corp	1,982
59,484		Yokogawa Electric Corp	1,014
176,803	*	Zebra Technologies Corp (Class A)	19,197
401,405		Zhen Ding Technology Holding Ltd	816
201,000		Zinwell Corp	184
609,138		ZTE Corp	2,004
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,750,261

TELECOMMUNICATION SERVICES - 2.4%
6,308		012 Smile.Communications Ltd	90
2,449,689		Advanced Info Service PCL (Foreign)	14,037
189,990		AFK Sistema (GDR)	912
44,600,784		America Movil S.A. de C.V. (Series L)	39,580
243,750		APT Satellite Holdings Ltd	114
1,284,836	*	Asia Pacific Telecom Co Ltd	433
19,121,845		AT&T, Inc	749,003
45,419		ATN International, Inc	2,394
509,400	*,e	Axtel SAB de C.V.	121
739,657		BCE, Inc	34,655
8,549,085		Bezeq Israeli Telecommunication Corp Ltd	12,216
1,472,901		Bharti Airtel Ltd	8,796
855,127		Bharti Infratel Ltd	5,218
406,558	*	Boingo Wireless, Inc	8,688
9,323,187		BT Group plc	35,461
36,110	*	Cellcom Israel Ltd	336
93,073	g	Cellnex Telecom SAU	2,131
1,333,592	e	CenturyLink, Inc	25,205
2,339,371		China Communications Services Corp Ltd	1,208
6,922,999		China Mobile Hong Kong Ltd	70,282
12,994,457		China Telecom Corp Ltd	6,685
9,285,381		China Unicom Ltd	12,982
560,907		Chorus Ltd	1,589
3,230,988		Chunghwa Telecom Co Ltd	11,130
118,286	*,e	Cincinnati Bell, Inc	2,348
3,486,000		Citic 1616 Holdings Ltd	1,007
78,976		Cogent Communications Group, Inc	3,862
325,313		Com Hem Holding AB	4,657
127,823		Consolidated Communications Holdings, Inc	2,439
5,745,118		Deutsche Telekom AG.	107,286
2,763,639		Digi.Com BHD	3,207
12,074		Digital Multimedia Technologies S.p.A.	714
150,949		DNA Oyj	2,640
29,203		Drillisch AG.	2,052
134,417		Elisa Oyj (Series A)	5,791
2,401,814		Emirates Telecommunications Group Co PJSC	11,314
158,989		Empresa Nacional de Telecomunicaciones S.A.	1,644
215,042	g	Euskaltel S.A.	1,936
1,392,236		Far EasTone Telecommunications Co Ltd	3,312
2,245,367		France Telecom S.A.	36,765
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

144,595		Freenet AG.	$4,839
152,153	e	Frontier Communications Corp	1,794
59,446	*	General Communication, Inc (Class A)	2,425
1,230,156	*,e	Globalstar, Inc	2,005
25,571		Globe Telecom, Inc	1,033
14,283	*	Hawaiian Telcom Holdco, Inc	426
228,328		Hellenic Telecommunications Organization S.A.	2,765
1,634,763	*	Himachal Futuristic Communications	605
2,333,000		HKBN Ltd	2,437
2,909,127		HKT Trust and HKT Ltd	3,534
1,254,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	459
1,441,599		Idea Cellular Ltd	1,712
35,437		IDT Corp (Class B)	499
20,575		Iliad S.A.	5,469
146,850	g	Infrastrutture Wireless Italiane S.p.A	972
364,685		Inmarsat plc	3,147
71,159	*,e	Intelsat S.A.	334
162,756	*,e	Iridium Communications, Inc	1,676
53,700	*,e	Japan Communications, Inc	67
1,548,200		Jasmine International PCL	381
890,243		Kcom Group plc	1,181
1,027,352		KDDI Corp	27,081
3,455,082		Koninklijke KPN NV	11,857
20,858		KT Corp	532
248,674	*,†,e,m	Let’s GOWEX S.A.	3
758,036	*	Level 3 Communications, Inc	40,396
41,997	*	Lumos Networks Corp	753
1,086,999		Magyar Telekom	1,979
5,400,790		Maxis BHD	7,418
24,562		MegaFon OAO (GDR)	283
50,291		Millicom International Cellular S.A.	3,322
935,818		Mobile TeleSystems (ADR)	9,770
1,197,109	e	MobileOne Ltd	1,573
64,789		Mobistar S.A.	1,499
1,824,415		MTN Group Ltd	16,774
493,433		Netia S.A.	517
1,221,233		Nippon Telegraph & Telephone Corp	55,958
2,394,845		NTT DoCoMo, Inc	54,738
2,907	e	Numericable-SFR SAS	119
34,790	*	Ooma, Inc	367
167,273		Ooredoo QSC	3,803
1,919,444	*	Orascom Telecom Holding SAE	698
33,053,456		Orascom Telecom Media And Technology Holding SAE	1,442
127,497	*	Orbcomm, Inc	1,335
70,313	*	Partner Communications	379
8,370,842		PCCW Ltd	4,544
18,653	*,e	pdvWireless, Inc	556
170,242		PLDT, Inc	5,559
150,467		Proximus plc	5,187
2,561,211	*	PT Excelcomindo Pratama	712
646,900		PT Link Net Tbk	248
117,602,024		PT Telekomunikasi Indonesia Persero Tbk	40,900
611,495	*	Reliance Communication Ventures Ltd	180
1,059,462		Rogers Communications, Inc (Class B)	54,631
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

174,189		Rostelecom (ADR)	$1,272
185,902	*	Sejong Telecom, Inc	94
89,365		Shenandoah Telecom Co	3,324
14,949,363		Singapore Telecommunications Ltd	40,639
97,174		SK Telecom Co Ltd	21,682
384,377	e	SmarTone Telecommunications Holding Ltd	461
985,866		Softbank Corp	79,950
132,780		SpeedCast International Ltd	416
36,463		Spok Holdings, Inc	560
1,485,743	*,e	Sprint Corp	11,559
442,640	e	StarHub Ltd	850
18,399	*	Straight Path Communications, Inc	3,324
103,293	g	Sunrise Communications Group AG.	8,516
22,774		Swisscom AG.	11,676
1,405,942		Taiwan Mobile Co Ltd	5,011
485,622	e	TalkTalk Telecom Group plc	1,365
102,913		Tata Communications Ltd	1,081
823,235		TDC AS	4,828
1,490,435		Tele2 AB (B Shares)	17,079
3,801,351		Telecom Corp of New Zealand Ltd	10,036
946,724		Telecom Egypt	696
22,436,417		Telecom Italia RSP	16,886
20,906,227	*	Telecom Italia S.p.A.	19,611
803,499		Telefonica Brasil S.A.	12,804
670,697		Telefonica Deutschland Holding AG.	3,769
141,069		Telefonica O2 Czech Republic AS	1,733
4,762,394		Telefonica S.A.	51,753
214,466		Telekom Austria AG.	1,946
260,083		Telekom Malaysia BHD	401
559,256		Telekomunikacja Polska S.A.	811
1,016,397		Telenor ASA	21,532
733,392		Telephone & Data Systems, Inc	20,454
833,801	*	Telesites SAB de C.V.	640
2,059,144		TeliaSonera AB	9,710
1,868,193		Telkom S.A. Ltd	8,181
6,907,881		Telstra Corp Ltd	18,924
196,639		TELUS Corp	7,073
177,300		Thaicom PCL	88
1,124,484		Tim Participacoes S.A.	4,101
389,820		Time dotCom BHD	820
2,357,920		TM International BHD	2,931
1,981,259	*	T-Mobile US, Inc	122,164
1,940,483		Tower Bersama Infrastructure	948
464,976	e	TPG Telecom Ltd	1,780
13,053,616		True Corp PCL	2,392
1,161,201		Turk Telekomunikasyon AS	2,215
2,534,710		Turkcell Iletisim Hizmet AS	9,015
34,471	*	US Cellular Corp	1,220
11,741,898		Verizon Communications, Inc	581,106
519,465	e	Vocus Communications Ltd	976
596,896		Vodacom Group Pty Ltd	7,101
46,876,651		Vodafone Group plc	131,263
2,360		Vodafone Group plc (ADR)	67
230,047	*	Vodafone Qatar	537
739,840	*	Vonage Holdings Corp	6,022
561,989	e	Windstream Holdings, Inc	995
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

410,511	*	Zayo Group Holdings, Inc	$14,130
		TOTAL TELECOMMUNICATION SERVICES	2,937,631

TRANSPORTATION - 2.3%
635,824		Abertis Infraestructuras S.A. (Continuous)	12,854
66,412		Aegean Airlines S.A.	635
84,168	g	Aena S.A.	15,211
10,000	g	Aeroflot PJSC (ADR)	166
37,117		Aeroports de Paris	6,000
5,237,319		Air Arabia PJSC	1,629
192,354	*	Air Canada	4,045
1,919,225		Air China Ltd	1,596
302,452	*	Air France-KLM	4,770
2,487,129		Air New Zealand Ltd	6,059
110,601	*	Air Transport Services Group, Inc	2,692
9,204,758		AirAsia BHD	7,528
9,621,525	*	AirAsia X BHD	867
4,797,400		Airports of Thailand PCL	8,487
553,195		Alaska Air Group, Inc	42,192
1,163,194	*,e,g	ALD S.A.	18,789
228,846		All Nippon Airways Co Ltd	8,668
14,729		Allcargo Logistics Ltd	38
24,720		Allegiant Travel Co	3,256
12,460		Amerco, Inc	4,671
1,273,016		American Airlines Group, Inc	60,455
634,771	*,†,b,m	AMR Corp (Escrow)	6
280,000	e	Anhui Expressway Co	214
4,758		AP Moller - Maersk AS (Class A)	8,759
5,497		AP Moller - Maersk AS (Class B)	10,467
100,413		Arkansas Best Corp	3,359
73,358	*	Asiana Airlines	271
46,069	*	Atlas Air Worldwide Holdings, Inc	3,031
929,593		Auckland International Airport Ltd	4,328
121,363		Autostrada Torino-Milano S.p.A.	3,148
485,941		Autostrade S.p.A.	15,355
834,592		Avianca Holdings S.A.	820
231,736	*,e	Avis Budget Group, Inc	8,820
648,200		Bangkok Airways Co Ltd	361
135,150		Bangkok Aviation Fuel Services PCL	195
7,445,753		Bangkok Expressway & Metro PCL	1,800
755,199		BBA Aviation plc	3,022
1,626,097		Beijing Capital International Airport Co Ltd	2,427
330,600		Blue Bird Tbk PT	120
6,072		Blue Dart Express Ltd	385
668,059		Bollore	3,341
298,212		bpost S.A.	8,869
6,633,327		BTS Group Holdings PCL (Foreign)	1,702
984,094		Canadian National Railway Co	81,535
208,067		Canadian Pacific Railway Ltd (Toronto)	34,948
212,660	e	Cathay Pacific Airways Ltd	322
657,100		Cebu Air, Inc	1,419
98,169		Central Japan Railway Co	17,228
98,260	e	CH Robinson Worldwide, Inc	7,478
1,579,335		China Airlines	596
1,407,004	e	China Merchants Holdings International Co Ltd	4,358
6,291,500		China Southern Airlines Co Ltd	4,336
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

411,245		Chorus Aviation, Inc	$2,755
46,000		Chu Kong Shipping Development	12
1,740,299		Cia de Concessoes Rodoviarias	9,731
94,775		Cia de Distribucion Integral Logista Holdings SAU	2,280
1,522,610		ComfortDelgro Corp Ltd	2,340
7,895,188	*	Compania SudAmericana de Vapores S.A.	422
41,398		Container Corp Of India Ltd	854
418,100	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	495
143,135		Copa Holdings S.A. (Class A)	17,825
73,000	*	Cosan Logistica S.A.	206
414,000		Cosco International Holdings Ltd	176
1,615,595		COSCO Pacific Ltd	1,802
217,693		Costamare, Inc	1,345
23,858	*	Covenant Transportation Group, Inc	691
2,913,097		CSX Corp	158,065
88,026	e	CTT-Correios de Portugal S.A.	531
16,542	*	D/S Norden	354
330,266		Dart Group plc	2,374
38,524	*,e	Daseke, Inc	503
457,075		Dazhong Transportation Group Co Ltd	317
2,156,717		Delta Air Lines, Inc	103,997
1,063,242		Deutsche Lufthansa AG.	29,568
1,873,679		Deutsche Post AG.	83,518
115,714		Dfds A.S.	6,618
335,691		DP World Ltd	7,540
899,152		DSV AS	68,116
72,060	*,e	Eagle Bulk Shipping, Inc	326
534,350		East Japan Railway Co	49,325
273,225		easyJet plc	4,459
50,813	*	Echo Global Logistics, Inc	958
144,800		EcoRodovias Infraestrutura e Logistica S.A.	522
15,300	*,e	eHi Car Services Ltd (ADR)	150
1,735,237		El Al Israel Airlines	1,170
609,027	g	Enav S.p.A	2,791
63,589	g	Europcar Groupe S.A.	965
886,401		Eva Airways Corp	433
61,000		Evergreen International Storage & Transport Corp	28
1,190,055	*	Evergreen Marine Corp Tawain Ltd	688
3,190	e	Exchange Income Corp	89
222,237		Expeditors International of Washington, Inc	13,303
1,157,703		FedEx Corp	261,155
330,139		Finnair Oyj	4,374
751,804	*	Firstgroup plc	1,180
56,919		Flughafen Zuerich AG.	12,882
129,565		Forward Air Corp	7,415
122,010		Fraport AG. Frankfurt Airport Services Worldwide	11,597
269,379		Freightways Ltd	1,515
17,800		Fukuyama Transporting Co Ltd	564
103,500		Gateway Distriparks Ltd	362
1,120,500		GD Express Carrier Bhd	169
99,816	*,e	Genco Shipping & Trading Ltd	1,157
133,625	*	Genesee & Wyoming, Inc (Class A)	9,890
19,615		GLOVIS Co Ltd	2,539
98,416		Go-Ahead Group plc	2,246
68,000	*	Gol Linhas Aereas Inteligentes S.A.	287
108,883	*,e	Golden Ocean Group Ltd	861
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

298,363	*	Grindrod Ltd	$304
361,693		Groupe Eurotunnel S.A.	4,360
201,900	*,e	Grupo Aeromexico SAB de C.V.	373
449,600		Grupo Aeroportuario del Centro Norte Sab de C.V.	2,491
526,931		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,394
184,110		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	3,504
685,725		Guangdong Provincial Expressway Development Co Ltd	623
648,000		Guangdong Yueyun Transportation Co Ltd	391
170,355		Gujarat Pipavav Port Ltd	349
22,051		Gulf Warehousing Co	259
34,000		Hainan Meilan International Airport Co Ltd	32
92,951		Hamburger Hafen und Logistik AG.	2,931
29,213		Hanjin Kal Corp	538
5,447		Hanjin Transportation Co Ltd	142
372,925		Hankyu Hanshin Holdings, Inc	14,158
25,180	*,g	Hapag-Lloyd AG.	1,065
230,243	*	Hawaiian Holdings, Inc	8,646
178,223		Heartland Express, Inc	4,470
104,490	*,e	Hertz Global Holdings, Inc	2,336
151,700		Hitachi Transport System Ltd	3,516
2,370,739	e	Hopewell Highway Infrastructure Ltd	1,468
173,048	*	Hub Group, Inc (Class A)	7,432
5,115,513		Hutchison Port Holdings Trust	2,205
2,731	*	ID Logistics Group	487
149,457		Iino Kaiun Kaisha Ltd	696
897,552		International Consolidated Airlines Group S.A.	7,153
100,000		International Consolidated Airlines Group S.A. (London)	795
426,477		International Container Term Services, Inc	875
301,021		Irish Continental Group plc	2,004
402,551		J.B. Hunt Transport Services, Inc	44,715
898,287		Japan Airlines Co Ltd	30,408
30,300	e	Japan Airport Terminal Co Ltd	1,080
4,334		Jeju Air Co Ltd	136
94,207	*	Jet Airways India Ltd	695
1,045,500	*	JetBlue Airways Corp	19,373
3,275,834		Jiangsu Express	5,031
186,510		Jinzhou Port Co Ltd	99
35,500		Julio Simoes Logistica S.A.	109
282,294		Kamigumi Co Ltd	6,540
276,402		Kansas City Southern Industries, Inc	30,039
116,840	*,e	Kawasaki Kisen Kaisha Ltd	3,078
33,319		Keihin Electric Express Railway Co Ltd	676
81,717		Keio Corp	3,368
19,361		Keisei Electric Railway Co Ltd	536
1,051,547		Kerry Logistics Network Ltd	1,458
122,218		Kintetsu Corp	4,547
21,900		Kintetsu World Express, Inc	364
365,347	*	Kirby Corp	24,095
760,078	*,e	Knight-Swift Transportation Holdings, Inc	31,581
70,800		Konoike Transport Co Ltd	1,079
8,285	*	Korea Express Co Ltd	1,184
8,003	*	Korea Line Corp	243
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,721	*	Korean Air Lines Co Ltd	$909
18,028		Kuehne & Nagel International AG.	3,341
113,000	e	Kyushu Railway Co	3,361
299,881		Lan Airlines S.A.	3,948
92,247		Landstar System, Inc	9,192
69,900		Lingkaran Trans Kota Holdings BHD	96
488,037		Localiza Rent A Car	8,893
683,648		Macquarie Atlas Roads Group	2,916
177,592		Macquarie Infrastructure Co LLC	12,819
787,106		Malaysia Airports Holdings BHD	1,584
74,923		Marten Transport Ltd	1,540
87,000		Maruzen Showa Unyu Co Ltd	408
195,567		Matson, Inc	5,511
2,992,456		MISC BHD	5,180
40,550	e	Mitsubishi Logistics Corp	1,009
43,221		Mitsui OSK Lines Ltd	1,311
56,610		Mitsui-Soko Co Ltd	167
57,700	*	Movida Participacoes S.A.	153
1,790,673		MTR Corp	10,485
1,126,078		Mundra Port and Special Economic Zone Ltd	6,506
127,411	e	Nagoya Railroad Co Ltd	2,744
1,058,400		Namyong Terminal PCL	194
106,800		Nankai Electric Railway Co Ltd	2,643
838,799		National Express Group plc	3,978
287,364	*,e	Navios Maritime Holdings, Inc	480
783	*,g	Navkar Corp Ltd	2
23,326		Nippon Express Co Ltd	1,521
119,100		Nippon Konpo Unyu Soko Co Ltd	2,947
212,508		Nippon Yusen Kabushiki Kaisha	4,422
46,600		Nishi-Nippon Railroad Co Ltd	1,122
37,600		Nissin Corp	976
268,832	g	Nobina AB	1,571
474,957		Norfolk Southern Corp	62,808
82,945		Northgate plc	482
17,781	*,e	Norwegian Air Shuttle AS	519
33,418		Odakyu Electric Railway Co Ltd	634
69,146		Oesterreichische Post AG.	3,192
132,756		Old Dominion Freight Line	14,618
160,500		Orient Overseas International Ltd	1,510
2,811,290	*	Pacific Basin Shipping Ltd	637
6,641	e	Panalpina Welttransport Holding AG.	974
16,546		Park-Ohio Holdings Corp	754
27,637	*	Pegasus Hava Tasimaciligi AS.	193
65,700	*	PKP Cargo S.A.	1,035
631,500		Pos Malaysia & Services Holdings BHD	786
511,950	*	Precious Shipping PCL	174
210,802		Promotora y Operadora de Infraestructura SAB de C.V.	2,231
49,900	*	Prumo Logistica S.A.	176
12,753,500	*,†,m	PT Berlian Laju Tanker Tbk	0	^
3,300,500	*	PT Garuda Indonesia Tbk	82
2,297,954		PT Jasa Marga Tbk	955
3,133,754		Qantas Airways Ltd	14,354
1,734,000	g	Qingdao Port International Co Ltd	1,106
507,000		Qinhuangdao Port Co Ltd	174
1,995,092		QR National Ltd	7,688
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

643,148	e	Qube Logistics Holdings Ltd	$1,249
599,314	*	Radiant Logistics, Inc	3,182
484,042		Redde plc	1,167
121,292	*	Roadrunner Transportation Services Holdings, Inc	1,156
1,561,431		Royal Mail plc	8,040
1,067,200	*	Rumo S.A.	4,074
3,051	*	Ryanair Holdings plc	59
232,356	*	Ryanair Holdings plc (ADR)	24,495
99,065		Ryder System, Inc	8,376
97,401	*	Safe Bulkers, Inc	267
48,400		Sagami Railway Co Ltd	1,170
48,742	*	Saia, Inc	3,054
96	*,†,m	SAir Group	0
6,400		Sakai Moving Service Co Ltd	338
124,000		Sankyu, Inc	5,252
160,600		Santos Brasil Participacoes S.A.	177
143,951	*,e	SAS AB	462
60,774		Schneider National, Inc	1,538
106,526	*	Scorpio Bulkers, Inc	751
31,834	e	Seaspan Corp	226
169,481		Seino Holdings Corp	2,382
89,700		Senko Co Ltd	640
103,800		Shandong Airlines Co Ltd	185
114,900		Shanghai Jinjiang International Investment Holdings Co	159
46,700	*	Shenzhen Chiwan Petroleum	122
89,100		Shenzhen Chiwan Wharf Holdings Ltd	152
464,000		Shenzhen Expressway Co Ltd	451
1,084,386		Shenzhen International Holdings Ltd	2,044
29,600		Shinwa Kaiun Kaisha Ltd	649
80,121	*	Shipping Corp of India Ltd	110
1,027,097		Shun TAK Holdings Ltd	459
2,622,000		Sichuan Expressway Co Ltd	1,057
79,000		Sincere Navigation	56
364,949		Singapore Airlines Ltd	2,706
444,000		Singapore Airport Terminal Services Ltd	1,511
927,919	e	Singapore Post Ltd	856
1,299,000		Sinotrans Ltd	662
945,000		Sinotrans Shipping Ltd	274
4,045,000		SITC International Co Ltd	3,674
13,910	e	Sixt AG.	1,108
36,025		Sixt AG. (Preference)	2,222
8,503		Sixt Leasing AG.	217
135,455		Skywest, Inc	5,946
294,659		Societa Iniziative Autostradali e Servizi S.p.A.	4,707
1,638,052		Southwest Airlines Co	91,698
1,080,032	*	SpiceJet Ltd	2,120
314,468	*	Spirit Airlines, Inc	10,506
265,883		Stagecoach Group plc	608
33,964		Stolt-Nielsen S.A.	512
57,048	e	Student Transportation, Inc	341
180,492	*	STX Pan Ocean Co Ltd	851
360,767	e	Sumitomo Warehouse Co Ltd	2,397
1,311,415		Sydney Airport	7,324
278,000		T.Join Transportation Co	332
1,650,000		Taiwan High Speed Rail Corp	1,310
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

145,819		TAV Havalimanlari Holding AS	$723
179,800		Tegma Gestao Logistica	1,147
120,290		TFI International, Inc	3,100
695,900	*	Thai Airways International PCL-Foreign	380
690,935		Thoresen Thai Agencies PCL	204
4,520,000		Tianjin Port Development Holdings Ltd	720
264,404		TNT NV	1,139
132,607		Tobu Railway Co Ltd	3,643
792,137		Tokyu Corp	11,219
4,400		Trancom Co Ltd	242
1,622,230		Transurban Group (ASE)	15,149
498,984	*	Turk Hava Yollari	1,225
278,000		U-Ming Marine Transport Corp	315
4,045,993		Union Pacific Corp	469,214
736,289	*	United Continental Holdings, Inc	44,825
1,318,318		United Parcel Service, Inc (Class B)	158,317
18,952		Universal Truckload Services, Inc	388
60,603	*	Virgin Australia Holdings Ltd	9
67,336	*,†,m	Virgin Australia Int Holdings	0
16,099		VRL Logistics Ltd	90
26,105	e	VTG AG.	1,451
274,000		Wan Hai Lines Ltd	167
91,656		Werner Enterprises, Inc	3,350
88,302		West Japan Railway Co	6,139
18,134		WestJet Airlines Ltd	386
524,300		Westports Holdings BHD	474
133,353	e	Westshore Terminals Investment Corp	2,564
64,147	*	Wilh. Wilhelmsen ASA	393
72,844		Wisdom Marine Lines Co Ltd	66
2,450,000		Xiamen International Port Co Ltd	465
350,644	*	XPO Logistics, Inc	23,767
42,266	e	Yamato Transport Co Ltd	854
396,260	*	Yang Ming Marine Transport	165
224,625	*	YRC Worldwide, Inc	3,100
1,092,000		Yuexiu Transport Infrastructure Ltd	822
10,700		Yusen Air & Sea Service Co Ltd	98
5,792,194		Zhejiang Expressway Co Ltd	7,215
		TOTAL TRANSPORTATION	2,824,811

UTILITIES - 2.7%
1,758,820		A2A S.p.A.	3,026
3,626,110		Aboitiz Power Corp	3,059
76,700		Acciona S.A.	6,175
178,709		ACEA S.p.A.	2,771
418,220		Actelios S.p.A.	794
571,038	*	Adani Power Ltd	259
173,117	*	Adani Transmissions Ltd	406
1,864,144		AES Corp	20,543
2,485,395		AES Gener S.A.	870
100,900	*	AES Tiete S.A.	454
348,364	*,†,e,m	AET&D Holdings No 1 Ptd Ltd	0
875,158		AGL Energy Ltd	16,070
3,143,647		Aguas Andinas S.A.	2,000
104,213	*	Aksa Enerji Uretim AS	100
238,298	e	Algonquin Power & Utilities Corp	2,519
117,675		Allete, Inc	9,095
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

237,366		Alliant Energy Corp	$9,867
313,210		Alupar Investimento S.A.	1,857
236,650		Ameren Corp	13,688
3,117,653		American Electric Power Co, Inc	218,984
68,762		American States Water Co	3,387
459,100		American Water Works Co, Inc	37,146
1,069,185		APA Group	7,014
186,381		Aqua America, Inc	6,186
22,769	*,e	AquaVenture Holdings Ltd	307
17,366		Artesian Resources Corp	656
146,306		Ascopiave S.p.A.	606
227,298		Atco Ltd	8,343
128,125		Athens Water Supply & Sewage Co S.A.	934
422,209	*	Atlantic Power Corp	1,034
180,675	*	Atlantic Power Corp (Toronto)	445
142,852		Atmos Energy Corp	11,977
1,273,335		AusNet Services	1,690
113,002		Avangrid, Inc	5,359
126,524		Avista Corp	6,550
391,298		Aygaz AS	1,654
3,188,800	*	Babcock & Brown Wind Partners	1,904
684,400		BCPG PCL	396
4,424,191		Beijing Enterprises Water Group Ltd	3,578
3,104,000	*	Beijing Gas Blue Sky Holding	207
15,373,100		Benpres Holdings Corp	1,830
81,378		BKW S.A.	4,889
101,596	e	Black Hills Corp	6,997
38,034	e	Boralex, Inc	655
41,932	*,e	Cadiz, Inc	533
91,387		California Water Service Group	3,486
428,445	*	Calpine Corp	6,320
109,597		Canadian Utilities Ltd	3,404
390,000	e	Canvest Environment Protection Group Co Ltd	214
242,431		Capital Power Corp	4,793
53,938	e	Capital Stage AG.	403
881,087		Centerpoint Energy, Inc	25,737
288,400	*	Centrais Eletricas Brasileiras S.A.	1,799
211,879		Centrais Eletricas Brasileiras S.A. (Preference)	1,518
8,585,600		Centrica plc	21,519
91,048		CESC Ltd	1,377
163,611		CEZ AS	3,286
4,612,000	e	CGN New Energy Holdings Co Ltd	633
9,986,000	g	CGN Power Co Ltd	2,772
51,941		Chesapeake Utilities Corp	4,064
1,591,000		China Datang Corp Renewable Power Co Ltd	200
255,400	e	China Everbright Water Ltd	80
1,646,308		China Gas Holdings Ltd	4,941
3,156,627		China Longyuan Power Group Corp	2,363
3,048,000	e	China Oil and Gas Group Ltd	207
208,500		China Power Clean Energy Development Co Ltd	118
3,284,796		China Power International Development Ltd	1,083
865,580		China Resources Gas Group Ltd	3,021
7,514,983		China Resources Power Holdings Co	13,611
456,000	e	China Water Affairs Group Ltd	324
856,000	*	China Water Industry Group Ltd	179
689,836		Chubu Electric Power Co, Inc	8,573
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

195,352	e	Chugoku Electric Power Co, Inc	$2,075
15,500		Cia de Gas de Sao Paulo-COMGAS	270
1,077,600		Cia de Saneamento Basico do Estado de Sao Paulo	11,323
40,280		Cia de Saneamento de Minas Gerais-COPASA	544
2,089,200		Cia de Saneamento do Parana	7,137
688,033		Cia Energetica de Minas Gerais	1,734
118,900		Cia Energetica de Sao Paulo (Class B)	542
8,504		Cia Energetica do Ceara	145
94,960		Cia Paranaense de Energia	846
807,844		CK Infrastructure Holdings Ltd	6,964
1,459,700		CK Power PCL	156
2,111,144		CLP Holdings Ltd	21,674
282,743		CMS Energy Corp	13,097
12,088,669		Colbun S.A.	2,923
21,970		Connecticut Water Service, Inc	1,303
263,010		Consolidated Edison, Inc	21,220
30,770	e	Consolidated Water Co, Inc	394
945,283		Contact Energy Ltd	3,759
219,046		CPFL Energia S.A.	1,883
1,506,000	e	CT Environmental Group Ltd	217
1,406,747		Dominion Resources, Inc	108,221
403,238	g	DONG Energy A.S.	23,115
251,263		Drax Group plc	1,048
1,051,022		DTE Energy Co	112,838
1,362,299		Duke Energy Corp	114,324
701,829	*,e	Dynegy, Inc	6,871
1,352,274	*	E.CL SA	2,915
4,771,119		E.ON AG.	54,087
752,502		Edison International	58,071
298,478		EDP - Energias do Brasil S.A.	1,427
152,280		El Paso Electric Co	8,413
251,700		Electric Power Development Co	6,323
1,286,217		Electricite de France	15,622
28,000		Electricity Generating PCL	197
66,900		Eletropaulo Metropolitana de Sao Paulo S.A.	268
27,690		Elia System Operator S.A.	1,604
47,624		Emera, Inc	1,804
3,321,417		Empresa Nacional de Electricidad S.A.	2,898
676,422		Endesa S.A.	15,263
921,614		Enea S.A.	3,738
9,073,553		Enel S.p.A.	54,662
871,246		Energa S.A.	3,203
2,398,672		Energias de Portugal S.A.	9,045
1		Energix-Renewable Energies Ltd	0
467,632	*	Energy World Corp Ltd	143
56,864,829		Enersis Chile S.A.	6,933
28,763,092		Enersis S.A.	5,886
564,541		Engie Brasil Energia S.A.	6,462
809,228		ENN Energy Holdings Ltd	5,863
219,879		Entergy Corp	16,790
194,000		Equatorial Energia S.A.	3,752
18,800	e	eRex Co Ltd	175
39,731		ERG S.p.A.	635
278,163		Eversource Energy	16,812
60,725		EVN AG.	948
3,512,173		Exelon Corp	132,304
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,222	m	Federal Grid Co Unified Energy System JSC (GDR)	$81
964,700		First Gen Corp	359
626,090		First Philippine Holdings Corp	837
5,532,125		FirstEnergy Corp	170,555
321,406		Fortis, Inc	11,535
372,206		Fortum Oyj	7,437
874,203		GAIL India Ltd	5,616
547,200		Gas Malaysia BHD	371
324,041		Gas Natural SDG S.A.	7,178
2,161,638		Gaz de France	36,708
19,038,000	*,e	GCL New Energy Holdings Ltd	1,270
951,395		Genesis Energy Ltd	1,643
30,821		Genie Energy Ltd	202
168,900		Global Power Synergy Co Ltd (Foreign)	234
20,940	e	Global Water Resources, Inc	197
316,271		Glow Energy PCL (Foreign)	846
227,055		Great Plains Energy, Inc	6,880
1,867,066		Guangdong Investments Ltd	2,666
55,223		Gujarat Gas Co Ltd	708
87,171		Gujarat State Petronet Ltd	267
116,809		Hawaiian Electric Industries, Inc	3,898
667,910		Hera S.p.A.	2,101
1,731,552	e,g	HK Electric Investments & HK Electric Investments Ltd	1,580
142,400		Hokkaido Electric Power Co, Inc	1,017
153,500	e	Hokuriku Electric Power Co	1,288
87,700	*	Holding CO ADMIE IPTO S.A.	191
6,687,277		Hong Kong & China Gas Ltd	12,601
1,368,819		Hong Kong Electric Holdings Ltd	11,881
277,230	*	Huadian Energy Co Ltd	136
6,066,000		Huadian Fuxin Energy Corp Ltd	1,403
20,481,756		Huaneng Power International, Inc	12,695
4,472,000		Huaneng Renewables Corp Ltd	1,482
476,800		Hub Power Co Ltd	506
220,049	g	Hydro One Ltd	4,007
1,100,000	e	Hyflux Ltd	405
7,017,672		Iberdrola S.A.	54,567
174,770		Idacorp, Inc	15,368
105,685	*	Indiabulls Infrastructure and Power Ltd	10
2,710,243	e	Infraestructura Energetica ,NV SAB de C.V.	15,175
1,640,402		Infratil Ltd	3,698
90,123		Innergex Renewable Energy, Inc	1,038
258,298	g	Innogy SE	11,507
1,027,900	†,m	Inter Far East Energy Corp	0	^
686,638		Interconexion Electrica S.A.	3,199
1,110,468		Inversiones Aguas Metropolitanas S.A.	1,969
1,822,225		Iride S.p.A.	4,889
36,164	e	iShares NASDAQ Biotechnology ETF	12,064
308,605		Italgas S.p.A	1,733
62,467		Just Energy Income Fund	362
8,400		K&O Energy Group, Inc	137
395,000	g	Kangda International Environmental Co Ltd	86
1,049,915		Kansai Electric Power Co, Inc	13,438
9,435	*	Kenon Holdings Ltd	154
4,075,000	*	Kong Sun Holdings Ltd	196
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,935		Korea District Heating Corp	$1,025
223,115		Korea Electric Power Corp	7,580
18,689		Korea Gas Corp	688
475,577		Kyushu Electric Power Co, Inc	5,052
52,900		Light S.A.	328
15,359		Mahanagar Gas Ltd	258
1,473,400		Manila Water Co, Inc	896
454,005		MDU Resources Group, Inc	11,781
849,293	*	Meridian Energy Ltd	1,745
68,601		MGE Energy, Inc	4,432
44,318		Middlesex Water Co	1,740
581,542		Mighty River Power Ltd	1,424
825,916	m	Mosenergo PJSC (ADR)	2,174
108,074	e	National Fuel Gas Co	6,118
5,058,760		National Grid plc	62,655
164,907		New Jersey Resources Corp	6,951
1,553,921		NextEra Energy, Inc	227,727
605,836		NiSource, Inc	15,503
325,131	e	Northland Power Income Fund	6,035
66,828		Northwest Natural Gas Co	4,304
93,135		NorthWestern Corp	5,303
791,829		NRG Energy, Inc	20,263
236,718		NRG Yield, Inc (Class A)	4,491
122,563		NRG Yield, Inc (Class C)	2,365
2,763,001		NTPC Ltd	7,088
531,093		OGE Energy Corp	19,135
279,220		Okinawa Electric Power Co, Inc	6,139
132,475		ONE Gas, Inc	9,755
128,657		Ormat Technologies, Inc	7,855
384,038		Osaka Gas Co Ltd	7,138
109,740		Otter Tail Corp	4,757
193,531	*,e	Pampa Energia S.A. (ADR)	12,599
2,290,000	*,e	Panda Green Energy Group Ltd	302
411,209		Pattern Energy Group, Inc	9,910
812,918		Pennon Group plc	8,680
499,291		Petronas Gas BHD	2,120
2,980,013		PG&E Corp	202,909
203,654		Pinnacle West Capital Corp	17,221
198,037		PNM Resources, Inc	7,981
802,967		Polska Grupa Energetyczna S.A.	2,929
171,153		Portland General Electric Co	7,811
5,394		Poweo	305
1,309,824		PPL Corp	49,708
11,420,132		PT Perusahaan Gas Negara Persero Tbk	1,337
2,075,458		PTC India Ltd	3,912
74,073	*	Public Power Corp	175
558,769		Public Service Enterprise Group, Inc	25,843
34,704	*	Pure Cycle Corp	260
27,991		Qatar Electricity & Water Co	1,344
500,000		Ratchaburi Electricity Generating Holding PCL (ADR)	806
317,326		Red Electrica Corp S.A.	6,675
600,730		Redes Energeticas Nacionais S.A.	1,958
185,245		Reliance Energy Ltd	1,322
344,726	*	Reliance Power Ltd	217
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,645		RGC Resources, Inc	$390
122,837		Rubis S.C.A	7,831
2,328,199		RusHydro PJSC (ADR)	3,349
617,121	*	RWE AG.	14,039
25,472		Saeta Yield S.A.	291
6,654		Samchully Co Ltd	587
287,344		SCANA Corp	13,933
44,405	g	Scatec Solar ASA	233
1,150,576		Scottish & Southern Energy plc	21,530
14,385		Sechilienne-Sidec	324
1,392,595		Sempra Energy	158,937
225,877		Severn Trent plc	6,579
126,300	*	Shanghai Lingyun Industries Development Co Ltd	140
464,000	e	Shikoku Electric Power Co, Inc	5,456
31,900		Shizuoka Gas Co Ltd	253
16,893,480	e	SIIC Environment Holdings Ltd	6,663
96,947		SJW Corp	5,487
128,000	*,†,m	Sound Global Ltd	0	^
339,965		South Jersey Industries, Inc	11,739
1,342,977		Southern Co	65,994
248,816		Southwest Gas Corp	19,313
32,501	e	Spark Energy, Inc	488
1,433,696		Spark Infrastructure Group	2,838
78,200		SPCG PCL	48
95,640		Spire, Inc	7,140
750,372		Suez Environnement S.A.	13,701
7,817,900	*	Superblock PCL-Foreign	305
303,078		Superior Plus Corp	3,070
275,450		Taiwan Cogeneration Corp	211
345,600		Taliworks Corp BHD	111
1,965,819		Tata Power Co Ltd	2,345
1,844,126		Tauron Polska Energia S.A.	1,895
52,774		Telecom Plus plc	768
4,587,441		Tenaga Nasional BHD	15,567
30,831		Terna Energy S.A.	148
1,103,048		Terna Rete Elettrica Nazionale S.p.A.	6,445
172,755		TerraForm Global, Inc	821
155,147		TerraForm Power, Inc	2,051
718,300		Thai Tap Water Supply PCL	233
248,000		Tianjin Development Hldgs Ltd	128
51,975		Toho Gas Co Ltd	1,522
307,594		Tohoku Electric Power Co, Inc	3,914
1,712,519	*	Tokyo Electric Power Co, Inc	6,918
609,563		Tokyo Gas Co Ltd	14,927
186,239		Torrent Power Ltd	601
612,944		Towngas China Co Ltd	431
266,796		TransAlta Corp	1,561
173,714		TransAlta Renewables, Inc	1,917
181,700		Transmissora Alianca de Energia Eletrica S.A.	1,276
105,913	*,m	Tube Investments of India Ltd	394
218,434		UGI Corp	10,236
375,770		Uniper SE	10,313
519,501		United Utilities Group plc	5,948
31,571		Unitil Corp	1,561
27,293		VA Tech Wabag Ltd	247
55,042	e	Valener, Inc	973
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,000		Vanguard FTSE Developed Markets ETF	$1,085
138,645		Vectren Corp	9,119
621,302		Veolia Environnement	14,357
720,599		Vistra Energy Corp	13,468
45,931	*,e	Vivint Solar, Inc	156
271,814		WEC Energy Group, Inc	17,064
216,924		Westar Energy, Inc	10,759
97,438		WGL Holdings, Inc	8,204
1,200,205		Xcel Energy, Inc	56,794
25,400		York Water Co	861
3,800,285		YTL Corp BHD	1,225
4,727,750		YTL Power International BHD	1,534
203,000	e	Yunnan Water Investment Co Ltd	88
510,411	*	Zorlu Enerji Elektrik Uretim AS	221
		TOTAL UTILITIES	3,322,160

		TOTAL COMMON STOCKS	122,120,064
		(Cost $102,642,621)

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
2,000		S&P 500 Index	5
2,000		S&P 500 Index	254
4,500		S&P 500 Index	33
		TOTAL DIVERSIFIED FINANCIALS	292

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,500		BioMarin Pharmaceutical, Inc	6
1,500		Illumina, Inc	28
500		Seattle Genetics, Inc	0	^
1,500		Vertex Pharmaceuticals, Inc	3
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	37

RETAILING - 0.0%
3,000		Home Depot, Inc	24
		TOTAL RETAILING	24

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
5,000		Cisco Systems, Inc	2
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2

		TOTAL PURCHASED OPTIONS	355
		(Cost $293)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,676,641	*	ITAUSA Investimentos Itau PR	19,769
		TOTAL BANKS	19,769

CAPITAL GOODS - 0.0%
3,300,256	*	Cairn India Ltd	518
3,509		Villeroy & Boch AG	74
		TOTAL CAPITAL GOODS	592
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	$2,269
		TOTAL DIVERSIFIED FINANCIALS	2,269

MATERIALS - 0.0%
292,716	*,m	UPL Ltd	76
		TOTAL MATERIALS	76

REAL ESTATE - 0.0%
8,497,223	*,†,m	Ayala Land, Inc (Preferred B)	17
		TOTAL REAL ESTATE	17

		TOTAL PREFERRED STOCKS	22,723
		(Cost $19,704)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
121,380	m	Sri Trang Agro-Industry PCL	10
398,148		Tata Motors Ltd (DVR)	1,359
		TOTAL AUTOMOBILES & COMPONENTS	1,369

CAPITAL GOODS - 0.0%
304,956	e,m	Abengoa S.A. (B Shares)	0
201,335	m	China State Construction International Holdings Ltd	0
		TOTAL CAPITAL GOODS	0

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
95,129	m	Macquarie Atlas Roads Group	0
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

CONSUMER SERVICES - 0.0%
26,612		Ser Educacional S.A.	20
		TOTAL CONSUMER SERVICES	20

DIVERSIFIED FINANCIALS - 0.0%
11,467	m	Emergent Capital, Inc	0
413,600		Morgan Stanley BV	7,234
		TOTAL DIVERSIFIED FINANCIALS	7,234

ENERGY - 0.0%
244,517	†,m	Ezion Holdings Ltd	5
1,206	e,m	Seobu T&D	3
1,591,993		UMW Oil & Gas Corp Bhd	2
		TOTAL ENERGY	10

FOOD & STAPLES RETAILING - 0.0%
135,947	m	Safeway Casa Ley	0
135,947	e,m	Safeway PDC LLC	0
		TOTAL FOOD & STAPLES RETAILING	0

FOOD, BEVERAGE & TOBACCO - 0.0%
122,260		Thaifoods Group PCL	5
		TOTAL FOOD, BEVERAGE & TOBACCO	5
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	$2
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
8,794	m	Able C&C Co Ltd	20
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20

INSURANCE - 0.0%
30,280	m	Hanwha General Insurance Co Ltd	22
		TOTAL INSURANCE	22

MATERIALS - 0.0%
1,563,580		Superblock PCL	19
14,694	m	Syrah Resources Ltd	0
		TOTAL MATERIALS	19

MEDIA - 0.0%
81,400		RS PCL	18
		TOTAL MEDIA	18

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,121	e	BioTime, Inc	0	^
55,620	†,e,m	Forest Laboratories, Inc CVR	53
17,790	†,e,m	Omthera Pharmaceuticals, Inc	11
20,027	*,e,m	Tobira Therapeutics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	65

REAL ESTATE - 0.0%
4,761,352	m	BGP Holdings plc	118
231,006	m	CapitaLand Commercial Trust	50
193,848	m	Manulife US Real Estate Investment Trust	43
389,487	m	Mapletree Logistics Trust	28
92,500	m	Supalai PCL	53
		TOTAL REAL ESTATE	292

SOFTWARE & SERVICES - 0.0%
106,265		Equiniti Group plc	164
141,205	†,m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	164

TRANSPORTATION - 0.0%
2		Thoresen Thai Agencies PCL	0
		TOTAL TRANSPORTATION	0

UTILITIES - 0.0%
20,351		Cosan Logistica S.A.	7
457	m	Hyundai Construction Equipment Co Ltd	40
414	m	Hyundai Electric & Energy System Co Ltd	16
26,242		Westgold Resources Ltd	7
		TOTAL UTILITIES	70

		TOTAL RIGHTS / WARRANTS	9,310
		(Cost $8,922)
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 2.6%
GOVERNMENT AGENCY DEBT - 0.0%
$49,300,000		Federal Home Loan Bank (FHLB)	0.600%	10/02/17	$49,300
		TOTAL GOVERNMENT AGENCY DEBT			49,300

TREASURY DEBT - 0.6%
94,500,000		United States Treasury Bill	1.008	10/05/17	94,494
145,290,000		United States Treasury Bill	0.926-0.936	10/12/17	145,253
121,570,000		United States Treasury Bill	0.957-0.971	10/26/17	121,494
56,100,000		United States Treasury Bill	0.971-0.987	11/02/17	56,054
28,975,000		United States Treasury Bill	0.971	11/09/17	28,946
100,000,000		United States Treasury Bill	0.941	11/16/17	99,880
119,000,000		United States Treasury Bill	0.983	11/30/17	118,808
		TOTAL TREASURY DEBT			664,929

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
CERTIFICATE OF DEPOSIT - 0.3%
123,000,000		Bank of Montreal	1.000	10/02/17	123,000
123,000,000		CIBC Bank and Trust Company	1.050	10/02/17	123,000
123,000,000		National Australia Bank LTD	1.050	10/02/17	123,000
		TOTAL CERTIFICATE OF DEPOSIT			369,000

REPURCHASE AGREEMENT - 1.6%
125,000,000	p	Barclays	1.040	10/02/17	125,000
69,000,000	q	Calyon	1.030	10/02/17	69,000
47,000,000	r	Citigroup	1.070	10/02/17	47,000
150,000,000	s	Citigroup	1.050	10/06/17	150,000
200,000,000	t	Citigroup	1.040	10/06/17	200,000
50,000,000	u	HSBC	1.030	10/02/17	50,000
44,000,000	v	JP Morgan	1.050	10/02/17	44,000
240,000,000	w	Nomura	1.080	10/02/17	240,000
299,000,000	x	Royal Bank of Scotland	1.050	10/02/17	299,000
245,000,000	y	Royal Bank of Scotland	1.030	10/05/17	245,000
360,000,000	z	Royal Bank of Scotland	1.050	10/06/17	360,000
150,000,000	aa	Societe Generale	1.040	10/02/17	150,000
		TOTAL REPURCHASE AGREEMENT			1,979,000

VARIABLE RATE SECURITIES - 0.1%
58,679,708	i	SLM Student Loan Trust	1.354	01/25/19	58,565
		TOTAL VARIABLE RATE SECURITIES			58,565

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			2,406,565
		TOTAL SHORT-TERM INVESTMENTS			3,120,794
		(Cost $3,120,887)

		TOTAL INVESTMENTS - 101.9%			125,273,940
		(Cost $105,793,195)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(2,324,866)
		NET ASSETS - 100.0%			$122,949,074
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Abbreviation(s):
	ADR	American Depositary Receipt
	CVR	Contingent Value Right
	DVR	Differential Voting Rights
	ETF	Exchange Traded Fund
	GDR	Global Depositary Receipt
	NVDR	Non Voting Depository Receipt
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depository Receipts

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,445,661,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities was $639,623,000 or 0.5% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
p	Agreement with Barclays, 1.04% dated 9/29/17 to be repurchased at $125,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $125,011,000.
q	Agreement with Calyon, 1.03% dated 9/29/17 to be repurchased at $69,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $70,380,000.
r	Agreement with Citigroup, 1.07% dated 9/29/17 to be repurchased at $47,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $47,940,000.
s	Agreement with Citigroup, 1.05% dated 9/29/17 to be repurchased at $150,000,000 on 10/6/17, collateralized by U.S. Government Agency Securities valued at $153,000,000.
t	Agreement with Citigroup, 1.04% dated 9/29/17 to be repurchased at $200,000,000 on 10/6/17, collateralized by U.S. Government Agency Securities valued at $204,000,000.
u	Agreement with HSBC, 1.03% dated 9/29/17 to be repurchased at $50,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $51,000,000.
v	Agreement with JP Morgan, 1.05% dated 9/29/17 to be repurchased at $44,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $44,883,000.
w	Agreement with Nomura, 1.08% dated 9/29/17 to be repurchased at $240,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $244,800,000.
x	Agreement with Royal Bank of Scotland, 1.05% dated 9/29/17 to be repurchased at $299,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $304,982,000.
y	Agreement with Royal Bank of Scotland, 1.03% dated 9/28/17 to be repurchased at $245,000,000 on 10/5/17, collateralized by U.S. Government Agency Securities valued at $249,900,000.
z	Agreement with Royal Bank of Scotland, 1.05% dated 9/29/17 to be repurchased at $360,000,000 on 10/6/17, collateralized by U.S. Government Agency Securities valued at $367,204,000.
aa	Agreement with Societe Generale, 1.04% dated 9/29/17 to be repurchased at $150,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $153,000,000.

Cost amounts are in thousands.

175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Futures contracts outstanding as of September 30, 2017 were as follows (dollar amounts are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	250	12/15/17	$17,467	$18,661	$1,194
S&P 500 E Mini Index	1,558	12/15/17	191,931	196,004	4,073
S&P Mid-Cap 400 E-Mini Index	135	12/15/17	23,206	24,242	1,036
Total	1,943		$232,604	$238,907	$6,303

Purchased options outstanding as of September 30, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
BioMarin Pharmaceutical, Inc, Call	15	$13	$100.00	1/19/18	$6
Cisco Systems, Inc, Call	50	6	36.00	1/19/18	2
Home Depot, Inc, Call	30	19	160.00	1/19/18	24
Illumina, Inc, Call	15	25	190.00	12/15/17	28
S&P 500 Index, Call	45	38	2,600.00	12/15/17	33
S&P 500 Index, Call	20	126	2,400.00	12/15/17	254
S&P 500 Index, Put	20	42	2,350.00	10/31/17	5
Seattle Genetics, Inc, Call	5	5	75.00	12/15/17	0	^
Vertex Pharmaceuticals, Inc, Call	15	19	175.00	12/15/17	3
Total	215	$293			$355

Written options outstanding as of September 30, 2017 were as follows (notional amounts and values are in thousands) (See Note 3):

Description/underlying investment	Number of contracts	Notional amount		Exercise price	Expiration date	Value
Albemarle Corp, Call	15	$(1)		$150.00	10/20/17	$(0)^
Apple, Inc, Put	40	(9)		135.00	11/17/17	(2)
BioMarin Pharmaceutical, Inc, Call	15	(8)		110.00	1/19/18	(3)
BioMarin Pharmaceutical, Inc, Put	15	(5)		80.00	1/19/18	(3)
Cavium, Inc, Put	30	(0)	^	55.00	10/20/17	(0)^
Cisco Systems, Inc, Call	50	(2)		38.00	1/19/18	(0)^
Cisco Systems, Inc, Put	50	(3)		28.00	1/19/18	(1)
HD Supply Holdings, Inc, Put	25	(1)		25.00	12/15/17	(0)^
Home Depot, Inc, Call	30	(9)		170.00	1/19/18	(10)
Home Depot, Inc, Put	30	(11)		135.00	1/19/18	(2)
Illumina, Inc, Call	30	(16)		230.00	12/15/17	(11)
Illumina, Inc, Put	15	(10)		145.00	12/15/17	(2)
Monsanto Co, Put	30	(6)		100.00	4/20/18	(6)
Nike, Inc, Put	30	(1)		48.50	10/20/17	(0)^
PepsiCo, Inc, Put	20	(1)		110.00	10/6/17	(1)
Pinnacle Foods, Inc, Put	20	(3)		55.00	12/15/17	(4)
Progressive Corp, Call	30	(1)		49.00	10/20/17	(2)
Progressive Corp, Put	30	(0)	^	40.00	10/20/17	(0)^
S&P 500 Index, Call	40	(114)		2,500.00	12/15/17	(212)
S&P 500 Index, Put	30	(38)		2,100.00	12/15/17	(9)
S&P 500 Index, Put	40	(41)		2,225.00	10/31/17	(4)
Seattle Genetics, Inc, Call	10	(5)		90.00	12/15/17	(0)^
Vertex Pharmaceuticals, Inc, Call	15	(10)		190.00	12/15/17	(1)
Vertex Pharmaceuticals, Inc, Put	15	(8)		135.00	12/15/17	(5)
Walt Disney Co, Put	30	(1)		92.50	10/20/17	(0)^
WPX Energy, Inc, Put	50	(2)		7.00	11/17/17	(1)
Total	735	$(306)				$(279)

^ Amount represents less than $1,000.

176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Bilateral total return swap contracts outstanding as of September 30, 2017 were as follows (dollar amounts are in thousands) (See Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	Value	Unrealized appreciation (depreciation)
GSVIUS71 Index	0.300%	Total return of GSVIUS71 as specified in contract	Goldman Sachs	11/6/17	$8,135	$8,210	$ 75

177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY

September 30, 2017

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$87,651,662	70.0%
TOTAL DOMESTIC	87,651,662	70.0
FOREIGN

ARGENTINA	53,174	0.0
AUSTRALIA	1,365,862	1.1
AUSTRIA	245,252	0.2
BELGIUM	158,194	0.1
BERMUDA	124,913	0.1
BRAZIL	717,811	0.6
CANADA	2,498,091	2.0
CAYMAN ISLANDS	3,851	0.0
CHILE	118,490	0.1
CHINA	2,710,029	2.2
COLOMBIA	44,498	0.0
CYPRUS	67	0.0
CZECH REPUBLIC	22,180	0.0
DENMARK	493,185	0.4
EGYPT	17,046	0.0
FAROE ISLANDS	5,242	0.0
FINLAND	311,924	0.3
FRANCE	3,172,065	2.5
GEORGIA	4,687	0.0
GERMANY	2,438,494	2.0
GHANA	3,057	0.0
GREECE	31,634	0.0
GUERNSEY, C.I.	653	0.0
HONG KONG	890,342	0.7
HUNGARY	33,605	0.0
INDIA	850,191	0.7
INDONESIA	195,771	0.2
IRELAND	332,304	0.3
ISLE OF MAN	6,423	0.0
ISRAEL	178,151	0.1
ITALY	884,919	0.7
JAPAN	5,919,897	4.7
JERSEY, C.I.	9,937	0.0
JORDAN	1,962	0.0
KAZAKHSTAN	328	0.0
KOREA, REPUBLIC OF	1,299,364	1.0
LAO PEOPLE’S DEMOCRATIC REPUBLIC	46	0.0
LUXEMBOURG	99,794	0.1
MACAU	6,409	0.0
MALAYSIA	186,640	0.1
MALTA	7,393	0.0
MEXICO	284,744	0.2
MONACO	5,650	0.0
NETHERLANDS	1,356,329	1.1
NEW ZEALAND	91,866	0.1
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
NORWAY	$246,715	0.2%
PAKISTAN	6,699	0.0
PANAMA	19,538	0.0
PERU	34,949	0.0
PHILIPPINES	119,008	0.1
POLAND	110,064	0.1
PORTUGAL	41,962	0.0
PUERTO RICO	29,433	0.0
QATAR	32,244	0.0
ROMANIA	5,028	0.0
RUSSIA	259,031	0.2
SINGAPORE	346,617	0.3
SOUTH AFRICA	547,880	0.5
SPAIN	715,249	0.6
SRI LANKA	5,242	0.0
SWEDEN	544,710	0.4
SWITZERLAND	1,898,791	1.5
TAIWAN	1,183,450	1.0
THAILAND	231,599	0.2
TURKEY	110,964	0.1
UNITED ARAB EMIRATES	75,938	0.1
UNITED KINGDOM	3,822,151	3.1
URUGUAY	33,414	0.0
ZAMBIA	19,138	0.0
TOTAL FOREIGN	37,622,278	30.0

TOTAL PORTFOLIO	$125,273,940	100.0%
179

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.2%

ARGENTINA - 0.2%
603,952		Grupo Financiero Galicia S.A. (ADR) (Class B)	$31,128
7,101		Mercadolibre, Inc	1,839
80,085	*,e	Pampa Energia S.A. (ADR)	5,213
		TOTAL ARGENTINA	38,180

AUSTRALIA - 1.4%
140,578		AGL Energy Ltd	2,581
644,785		Alumina Ltd	1,117
218,940		Amcor Ltd	2,619
908,025		AMP Ltd	3,448
110,376		APA Group	724
14,221		Aristocrat Leisure Ltd	235
321,889	*,†,e,m	Arrium Ltd	3
48,408		AusNet Services	64
1,104,488		Australia & New Zealand Banking Group Ltd	25,727
62,671		Australian Stock Exchange Ltd	2,583
10,212		Bank of Queensland Ltd	104
13,038		Bendigo Bank Ltd	119
1,689,592		BHP Billiton Ltd	34,265
575,767	e	BHP Billiton Ltd (ADR)	23,336
841,571		BHP Billiton plc	14,850
141,021		BlueScope Steel Ltd	1,218
30,012		Boral Ltd	160
258,069		Brambles Ltd	1,827
6,962		Caltex Australia Ltd	176
68,317		Challenger Financial Services Group Ltd	670
35,796		CIMIC Group Ltd	1,244
119,678		Coca-Cola Amatil Ltd	726
1,356		Cochlear Ltd	170
505,352	e	Commonwealth Bank of Australia	29,924
97,010		Computershare Ltd	1,104
10,043		Crown Resorts Ltd	89
133,379		CSL Ltd	14,041
71,089		Dexus Property Group	530
1,319	e	Domino’s Pizza Enterprises Ltd	48
1,400,000		Downer EDI Ltd	7,460
71,877		DuluxGroup Ltd	396
1,317	e	Flight Centre Travel Group Ltd	47
799,325	e	Fortescue Metals Group Ltd	3,237
107,346		GPT Group (ASE)	418
12,694	e	Harvey Norman Holdings Ltd	39
45,571		Healthscope Ltd	60
142,837		Incitec Pivot Ltd	405
590,478		Insurance Australia Group Ltd	2,957
168,800		Lend Lease Corp Ltd	2,378
180

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

147,040		Macquarie Goodman Group	$952
54,423		Macquarie Group Ltd	3,896
70,071		Medibank Pvt Ltd	161
899,512		Mirvac Group	1,618
390,495		National Australia Bank Ltd	9,682
323,293		Newcrest Mining Ltd	5,321
33,053		Oil Search Ltd	182
76,789		Orica Ltd	1,195
396,749	*	Origin Energy Ltd	2,337
1,689,414		Orora Ltd	4,122
72,671		Oxiana Ltd	425
3,596		Perpetual Trustees Australia Ltd	147
91,400		Qantas Airways Ltd	419
423,204		QBE Insurance Group Ltd	3,336
49,482		QR National Ltd	191
7,700		Ramsay Health Care Ltd	377
1,391		REA Group Ltd	73
312,982	*	Santos Ltd	992
3,264,413		Scentre Group	10,077
7,122	e	Seek Ltd	93
45,039		Shopping Centres Australasia Property Group	81
47,899		Sonic Healthcare Ltd	787
785,437		South32 Ltd	2,032
787,473		Stockland Trust Group	2,659
402,810		Suncorp-Metway Ltd	4,136
104,820		Sydney Airport	585
20,199		Tabcorp Holdings Ltd	68
35,781		Tattersall’s Ltd	112
1,413,719		Telstra Corp Ltd	3,873
9,899	e	TPG Telecom Ltd	38
260,593		Transurban Group (ASE)	2,433
17,611		Treasury Wine Estates Ltd	189
178,113		Vicinity Centres	372
173,990	*	Virgin Australia Holdings Ltd	25
233,339		Wesfarmers Ltd	7,575
503,320		Westfield Corp	3,099
905,232		Westpac Banking Corp	22,770
147,036		Woodside Petroleum Ltd	3,367
232,484		Woolworths Ltd	4,604
14,169	*	WorleyParsons Ltd	151
		TOTAL AUSTRALIA	285,651

AUSTRIA - 0.4%
187,300		ams AG.	13,600
124,567		Andritz AG.	7,199
179,406		Erste Bank der Oesterreichischen Sparkassen AG.	7,751
9,073		OMV AG.	529
9,036	*	Raiffeisen International Bank Holding AG.	303
6,921		Voestalpine AG.	353
1,658,453		Wienerberger AG.	40,540
		TOTAL AUSTRIA	70,275
181

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

BELGIUM - 0.1%
11,460		Ageas	$539
103,630		Anheuser-Busch InBev S.A.	12,388
2,500		Befimmo SCA Sicafi	158
2,000		Cofinimmo	257
3,348	e	Colruyt S.A.	171
4,923		Groupe Bruxelles Lambert S.A.	518
15,142		KBC Groep NV	1,285
9,233		Proximus plc	318
4,558		Solvay S.A.	681
3,024	*	Telenet Group Holding NV	200
7,491		UCB S.A.	534
5,566		Umicore	461
1,000		Warehouses De Pauw SCA	113
		TOTAL BELGIUM	17,623

BERMUDA - 0.0%
133,709		Marvell Technology Group Ltd	2,393
18,935		RenaissanceRe Holdings Ltd	2,559
133,871	*	Third Point Reinsurance Ltd	2,088
37,306		XL Group Ltd	1,472
		TOTAL BERMUDA	8,512

BRAZIL - 0.4%
1,136,366		Banco Itau Holding Financeira S.A.	15,554
484,600	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar	11,476
345,000		Cosan SA Industria e Comercio	3,943
770,000		Cyrela Brazil Realty S.A.	3,355
818,300		Localiza Rent A Car	14,911
1,833,700	*	Petroleo Brasileiro S.A.	9,154
3,003,595		Via Varejo S.A.	21,916
		TOTAL BRAZIL	80,309

CANADA - 3.1%
25,395		Agnico-Eagle Mines Ltd	1,148
47,826		Agrium, Inc	5,125
618,726		Alimentation Couche Tard, Inc	28,215
6,272		AltaGas Income Trust	144
220,598		ARC Resources Ltd	3,039
73,747		Atco Ltd	2,707
379,304	*	Bank of Montreal	28,706
363,918		Bank of Nova Scotia	23,391
257,657		Barrick Gold Corp (Canada)	4,146
5,467		BCE, Inc	256
19,189	*	Blackberry Ltd (New)	215
10,000		Boardwalk REIT	305
381,554	*	Bombardier, Inc	691
140,344		Brookfield Asset Management, Inc	5,795
10,462		CAE, Inc	183
15,543	e	Cameco Corp (Toronto)	150
4,000		Canadian Apartment Properties REIT	108
122,892		Canadian Imperial Bank of Commerce/Canada	10,752
149,962		Canadian National Railway Co	12,425
677,490		Canadian Natural Resources Ltd (Canada)	22,691
182

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

50,875		Canadian Pacific Railway Ltd (Toronto)	$8,545
2,500		Canadian Real Estate Investment Trust	92
50,547	e	Canadian Tire Corp Ltd	6,293
11,904		Canadian Utilities Ltd	370
220,617		Cara Operations Ltd	4,312
12,099		CCL Industries	585
390,000	*	Celestica, Inc	4,826
1,894,770		Cenovus Energy, Inc (Toronto)	18,997
8,294	*	CGI Group, Inc	430
21,922		CI Financial Corp	479
8,008		Constellation Software, Inc	4,369
20,785		Crescent Point Energy Corp	167
200,041	*	Descartes Systems Group, Inc	5,456
319,973		Dollarama, Inc	35,012
15,250		Element Financial Corp	113
1,976		Emera, Inc	75
6,801		Empire Co Ltd	120
376,567		Enbridge, Inc	15,730
250,682		EnCana Corp	2,951
9,963		Fairfax Financial Holdings Ltd	5,185
47,402		Finning International, Inc	1,084
9,269	e	First Capital Realty, Inc	146
21,218		Fortis, Inc	761
62,042		Franco-Nevada Corp	4,806
55,199		George Weston Ltd	4,807
98,495		Gildan Activewear, Inc	3,078
136,791		Goldcorp, Inc	1,776
58,057		Great-West Lifeco, Inc	1,671
19,776		H&R Real Estate Investment Trust	341
13,682	*	Husky Energy, Inc	171
11,347	g	Hydro One Ltd	207
43,698		IGM Financial, Inc	1,469
35,119	e	Imperial Oil Ltd	1,122
3,828		Industrial Alliance Insurance and Financial Services, Inc	173
53,159		Intact Financial Corp	4,391
183,285		Inter Pipeline Ltd	3,797
2,676		Jean Coutu Group PJC, Inc	52
106,553		Keyera Corp	3,257
122,298	*	Kinaxis, Inc	7,224
545,750	*	Kinross Gold Corp	2,314
131,964		Linamar Corp	8,053
30,335		Loblaw Cos Ltd	1,656
111,805	*	Magna International, Inc	5,967
1,298,461		Manulife Financial Corp	26,339
1,974,100	*,e	MEG Energy Corp	8,686
32,760		Methanex Corp	1,646
349,827		Metro, Inc	12,031
114,669		National Bank of Canada	5,519
43,196		Onex Corp	3,333
68,106		Open Text Corp	2,198
39,241		Pembina Pipeline Income Fund	1,377
52,768	e	Peyto Exploration & Development Corp	863
96,892		Potash Corp of Saskatchewan	1,865
183

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

97,956		Power Corp Of Canada	$2,489
142,767		Power Financial Corp	3,960
8,272	e	PrairieSky Royalty Ltd	212
170,559		Restaurant Brands International, Inc	10,895
18,792		Restaurant Brands International, Inc (Toronto)	1,201
46,010		RioCan Real Estate Investment Trust	882
114,441		Rogers Communications, Inc (Class B)	5,901
446,130	*	Royal Bank of Canada	34,518
88,859		Saputo, Inc	3,076
188,133	*	Seven Generations Energy Ltd	2,976
16,084		Shaw Communications, Inc (B Shares)	370
103,063	*	Shopify, Inc	11,987
12,670		Smart Real Estate Investment Trust	299
6,625		SNC-Lavalin Group, Inc	299
365,626	*,g	Spin Master Corp	14,118
111,318		Sun Life Financial, Inc	4,433
1,372,573		Suncor Energy, Inc	48,105
51,940		Teck Cominco Ltd	1,094
7,620		TELUS Corp	274
190,000		TFI International, Inc	4,897
27,500		Thomson Corp (Toronto)	1,262
740,698		Toronto-Dominion Bank	41,702
242,145	*	Tourmaline Oil Corp	4,923
261,160	e	TransCanada Corp	12,908
37,264	*	Turquoise Hill Resources Ltd	115
12,118		Veresen, Inc	182
4,111		Vermilion Energy, Inc	146
36,265		Waste Connections, Inc	2,537
35,831		West Fraser Timber Co Ltd	2,068
180,000		WestJet Airlines Ltd	3,833
202,532		Wheaton Precious Metals Corp	3,863
42,965		Yamana Gold, Inc	114
		TOTAL CANADA	612,118

CHILE - 0.0%
140,636		Antofagasta plc	1,791
		TOTAL CHILE	1,791

CHINA - 0.8%
283,813	*	Alibaba Group Holding Ltd (ADR)	49,017
36,391	*	Baidu, Inc (ADR)	9,014
360,000	e	Byd Co Ltd	3,415
9,579,000	*,†,e,m	China Animal Healthcare Ltd	12
1,238,000		China Aoyuan Property Group Ltd	694
7,346,800		China Everbright International Ltd	9,258
1,300,255	*	China New Town Development Co Ltd	66
1,750,545		China Overseas Land & Investment Ltd	5,712
3,603,390		China Resources Land Ltd	11,079
203,000		CNOOC Ltd	263
58,623	*	Ctrip.com International Ltd (ADR)	3,092
4,000,000	e	Great Wall Motor Co Ltd	4,951
84,259	*	JD.com, Inc (ADR)	3,219
2,510,600	*,e,g	Meitu, Inc	3,593
184

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

8,000,000		Sinopec Shanghai Petrochemical Co Ltd	$4,780
913,500		Sunny Optical Technology Group Co Ltd	14,665
926,300		Tencent Holdings Ltd	40,498
51,449		Yangzijiang Shipbuilding	54
		TOTAL CHINA	163,382

CZECH REPUBLIC - 0.0%
1,134,176	g	Moneta Money Bank AS.	3,993
		TOTAL CZECH REPUBLIC	3,993

DENMARK - 0.7%
228		AP Moller - Maersk AS (Class A)	420
388		AP Moller - Maersk AS (Class B)	739
6,362		Carlsberg AS (Class B)	698
5,751		Christian Hansen Holding	494
7,264		Coloplast AS	591
840,619		Danske Bank AS	33,686
85,000		Dfds A.S.	4,861
281,794	g	DONG Energy A.S.	16,153
261,255		DSV AS	19,792
5,507	*	Genmab AS	1,218
82,850		GN Store Nord	2,844
4,235		H Lundbeck AS	245
10,088		ISS A.S.	407
926,029		Novo Nordisk AS	44,522
13,520		Novozymes AS	694
6,421		Pandora AS	635
180,000		Sydbank AS	7,486
50,266		TDC AS	295
6,466		Tryg A.S.	149
12,912		Vestas Wind Systems AS	1,161
5,949	*	William Demant Holding A.S.	157
		TOTAL DENMARK	137,247

FINLAND - 0.5%
178,007		Amer Sports Oyj (A Shares)	4,726
40,000		Citycon Oyj	105
8,480		Elisa Oyj (Series A)	365
27,088		Fortum Oyj	541
352,600		Huhtamaki Oyj	14,241
20,418		Kone Oyj (Class B)	1,082
6,994		Metso Oyj	257
7,970		Neste Oil Oyj	348
3,622,264		Nokia Oyj (Turquoise)	21,765
7,027		Nokian Renkaat Oyj	313
116,026		Orion Oyj (Class B)	5,387
1,053,400		Outokumpu Oyj	10,959
676,375		Sampo Oyj (A Shares)	35,797
68,307		Stora Enso Oyj (R Shares)	966
15,000		Technopolis plc	70
121,850		UPM-Kymmene Oyj	3,306
300,000		Valmet Corp	5,898
8,823		Wartsila Oyj (B Shares)	625
		TOTAL FINLAND	106,751
185

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

FRANCE - 4.0%
481,600		Accor S.A.	$23,952
1,776		Aeroports de Paris	287
23,365		Air Liquide	3,116
9,441		Alstom RGPT	401
95,999	g	Amundi S.A.	7,982
341,084		Arkema	41,852
5,690		Atos Origin S.A.	883
346,757		AXA S.A.	10,483
484,846		BNP Paribas	39,115
53,227		Bollore	266
12,925		Bouygues S.A.	614
16,164		Bureau Veritas S.A.	417
96,234		Cap Gemini S.A.	11,281
34,680		Carrefour S.A.	700
3,326		Casino Guichard Perrachon S.A.	197
10,112		CNP Assurances	237
720,012		Compagnie de Saint-Gobain	42,898
1,587,548		Credit Agricole S.A.	28,900
145		Dassault Aviation S.A.	235
199,823		Dassault Systemes S.A.	20,217
12,551		Edenred	341
4,335		Eiffage S.A.	449
33,130	e	Electricite de France	402
12,456		Essilor International S.A.	1,544
2,681		Eurazeo	240
131,553		European Aeronautic Defence and Space Co	12,523
10,242		Eutelsat Communications	303
114,828		Faurecia	7,969
4,128		Fonciere Des Regions	429
965,650		France Telecom S.A.	15,811
533,671		Gaz de France	9,062
5,361		Gecina S.A.	870
530,720		Groupe Danone	41,685
28,662		Groupe Eurotunnel S.A.	345
1,897		Hermes International	957
6,184		Icade	552
1,546		Iliad S.A.	411
2,332		Imerys S.A.	211
3,447		Ingenico	327
12,234		Ipsen	1,628
189,301		JC Decaux S.A.	7,097
40,940		Kering	16,309
33,077		Klepierre	1,299
7,096		Lagardere S.C.A.	238
16,252		Legrand S.A.	1,173
201,057		L’Oreal S.A.	42,633
193,173		LVMH Moet Hennessy Louis Vuitton S.A.	53,400
96,986		Michelin (C.G.D.E.) (Class B)	14,150
54,017		Natixis	432
12,878		Pernod-Ricard S.A.	1,781
186

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,003,128		Peugeot S.A.	$23,880
12,160		Publicis Groupe S.A.	851
31,412		Remy Cointreau S.A.	3,721
232,232		Renault S.A.	22,818
369,216		Rexel S.A.	6,387
18,742		Safran S.A.	1,915
274,503		Sanofi-Aventis	27,326
649,200		Schneider Electric S.A.	56,533
140,423		SCOR SE	5,889
1,347		SEB S.A.	247
1,783		Societe BIC S.A.	214
391,178		Societe Generale	22,924
5,546		Sodexho Alliance S.A.	691
319,033		Suez Environnement S.A.	5,825
274,952		Teleperformance	41,020
6,333		Thales S.A.	717
938,071		Total S.A.	50,369
16,062		Unibail-Rodamco	3,909
386,841		Valeo S.A.	28,704
190,490		Veolia Environnement	4,402
100,299		Vinci S.A.	9,530
61,902		Vivendi Universal S.A.	1,568
1,729		Wendel	280
11,615		Zodiac S.A.	336
		TOTAL FRANCE	788,660

GERMANY - 2.8%
65,653		Adidas-Salomon AG.	14,868
2,000	g	ADO Properties S.A.	99
1,114,407	*	Aixtron AG.	15,035
107,532		Allianz AG.	24,150
290,710		Alstria Office REIT-AG.	4,156
2,969		Axel Springer AG.	191
293,711		BASF SE	31,291
447,205		Bayer AG.	61,090
20,410		Bayerische Motoren Werke AG.	2,071
2,738		Bayerische Motoren Werke AG. (Preference)	244
224,835		Beiersdorf AG.	24,207
775,000		Borussia Dortmund GmbH & Co KGaA	7,522
9,413		Brenntag AG.	525
2,712,147	*	Commerzbank AG.	36,987
6,670		Continental AG.	1,694
86,504	g	Covestro AG.	7,444
57,915		Daimler AG. (Registered)	4,623
63,709		Deutsche Annington Immobilien SE	2,713
123,854		Deutsche Bank AG. (Registered)	2,144
11,549		Deutsche Boerse AG.	1,254
3,500		Deutsche Euroshop AG.	131
13,288		Deutsche Lufthansa AG.	370
58,433		Deutsche Post AG.	2,605
1,469,586		Deutsche Telekom AG.	27,443
48,047		Deutsche Wohnen AG.	2,042
65,000		Duerr AG.	8,704
187

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

132,265		E.ON AG.	$1,499
9,959		Evonik Industries AG.	356
2,459		Fraport AG. Frankfurt Airport Services Worldwide	234
112,656		Fresenius Medical Care AG.	11,014
52,046		Fresenius SE	4,209
4,073		Fuchs Petrolub AG. (Preference)	241
11,004		GEA Group AG.	501
8,000		Grand City Properties S.A.	169
73,699		Hannover Rueckversicherung AG.	8,889
8,843		HeidelbergCement AG.	910
6,220		Henkel KGaA	757
10,714		Henkel KGaA (Preference)	1,460
36,275		Hochtief AG.	6,127
3,836		Hugo Boss AG.	338
68,050		Infineon Technologies AG.	1,716
8,131	g	Innogy SE	362
10,785	e	K&S AG.	294
4,276		KION Group AG.	410
5,485		Lanxess AG.	433
5,000		LEG Immobilien AG.	506
128,423		Linde AG.	26,705
342,400	*	Linde AG.	71,406
1,875		MAN AG.	212
27,754		Merck KGaA	3,091
11,200	*	Metro Wholesale & Food Specialist AG.	237
9,390		Muenchener Rueckver AG.	2,010
5,511		Osram Licht AG.	440
400,546	*	Paion AG.	1,303
8,977		Porsche AG.	574
14,005		ProSiebenSat. Media AG.	478
31,242	*	RWE AG.	711
59,114		SAP AG.	6,482
10,472		Schaeffler AG.	169
344,824	g	Scout24 AG.	14,109
378,630		Siemens AG.	53,428
65,000	*,e	SLM Solutions Group AG.	2,738
7,523		Symrise AG.	572
10,000		TAG Tegernsee Immobilien und Beteiligungs AG.	168
42,212		Telefonica Deutschland Holding AG.	237
1,003,699		ThyssenKrupp AG.	29,810
5,000		TLG Immobilien AG.	115
26,314		TUI AG. (DI)	447
7,540		United Internet AG.	470
4,701		Volkswagen AG.	795
8,348		Volkswagen AG. (Preference)	1,363
123,700	e	Wirecard AG.	11,332
6,660	*,g	Zalando SE	334
		TOTAL GERMANY	553,764

HONG KONG - 0.8%
5,965,258		AIA Group Ltd	44,163
5,918		ASM Pacific Technology	85
129,471		Bank of East Asia Ltd	561
188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

669,853		BOC Hong Kong Holdings Ltd	$3,263
85,000	e	Cathay Pacific Airways Ltd	129
625,000		Chow Sang Sang Holding	1,430
497,625		CK Asset Holdings Ltd	4,137
613,043		CK Hutchison Holdings Ltd	7,852
44,453		CK Infrastructure Holdings Ltd	383
501,954		CLP Holdings Ltd	5,153
55,463		First Pacific Co	44
61,803		Galaxy Entertainment Group Ltd	437
1,063,434	*	Global Brands Group Holding Ltd	103
553,000	*	Glorious Property Holdings Ltd	62
23,000		Hang Lung Group Ltd	83
819,576		Hang Lung Properties Ltd	1,951
366,272		Hang Seng Bank Ltd	8,954
139,052		Henderson Land Development Co Ltd	925
74,500	e,g	HK Electric Investments & HK Electric Investments Ltd	68
86,660		HKT Trust and HKT Ltd	105
2,752,299		Hong Kong & China Gas Ltd	5,186
298,988		Hong Kong Electric Holdings Ltd	2,595
132,225		Hong Kong Exchanges and Clearing Ltd	3,571
201,500		Hongkong Land Holdings Ltd	1,453
7,000		Hopewell Highway Infrastructure Ltd	4
151,947		Hutchison Port Holdings Trust	66
929,760		Hysan Development Co Ltd	4,387
226,523	*	I-Cable Communications Ltd	7
5,500		Jardine Matheson Holdings Ltd	349
5,600		Jardine Strategic Holdings Ltd	242
48,000		Kerry Logistics Network Ltd	67
81,526		Kerry Properties Ltd	339
1,221,027		Li & Fung Ltd	614
133,026		Link REIT	1,082
1,436,008		Melco Crown Entertainment Ltd (ADR)	34,637
366,112		MTR Corp	2,144
1,747,376		New World Development Co Ltd	2,521
3	*,e	Noble Group Ltd	0	^
29,638		NWS Holdings Ltd	58
111,262		PCCW Ltd	60
718,733		Sands China Ltd	3,759
25,992		Shangri-La Asia Ltd	48
158,000		Shun TAK Holdings Ltd	71
83,882		Sino Land Co	148
52,611		SJM Holdings Ltd	48
253,468		Sun Hung Kai Properties Ltd	4,129
109,628		Swire Pacific Ltd (Class A)	1,067
2,040,000		Swire Properties Ltd	6,928
33,402		Techtronic Industries Co	179
191,500	g	WH Group Ltd	204
427,053		Wharf Holdings Ltd	3,820
20,334		Wheelock & Co Ltd	144
4,000,000		Xinyi Glass Holdings Co Ltd	3,965
18,412		Yue Yuen Industrial Holdings	70
		TOTAL HONG KONG	163,850
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

HUNGARY - 0.1%
560,000		MOL Hungarian Oil & Gas plc	$6,369
213,000		Richter Gedeon Rt	5,293
		TOTAL HUNGARY	11,662

INDIA - 0.4%
387,000		Asian Paints Ltd	6,716
160,000		Axis Bank Ltd	1,249
804,300		Bharat Petroleum Corp Ltd	5,808
487,996		Capital First Ltd	5,492
167,000		Container Corp Of India Ltd	3,446
322,531	*	DEN Networks Ltd	444
415,000		HDFC Bank Ltd	11,488
1,575,000		Hindustan Petroleum Corp Ltd	10,299
324,292		ICICI Bank Ltd (ADR)	2,776
683,737		Indiabulls Housing Finance Ltd	12,658
1,325,000	*	Jain Irrigation Systems Ltd	1,923
181,381	*	Multi Commodity Exchange of India Ltd	2,888
90,834	*	Prestige Estates Projects Ltd	381
1,247,527	*	Puravankara Projects Ltd	1,390
222,138		Reliance Industries Ltd	2,659
130,351		Shriram Transport Finance Co Ltd	2,108
9,193,910	*	Unitech Ltd	974
200,000		Yes Bank Ltd	1,074
		TOTAL INDIA	73,773

INDONESIA - 0.0%
1,325,600		PT Matahari Department Store Tbk	913
		TOTAL INDONESIA	913

IRELAND - 0.8%
225,022	*	AerCap Holdings NV	11,501
4,578,060		Allied Irish Banks plc	27,514
374,847	*	Bank of Ireland Group plc	3,070
771,641		CRH plc	29,356
2,902,262		Green REIT plc	5,169
8,074,391		Hibernia REIT plc	14,553
147,992	*,†,m	Irish Bank Resolution Corp Ltd	0
11,806		James Hardie Industries NV	165
244,772		Kerry Group plc (Class A)	23,489
526,576		Keywords Studios plc	9,773
4,605		Paddy Power plc	460
4,593	*	Ryanair Holdings plc	88
219,926	*	Ryanair Holdings plc (ADR)	23,185
577,088		Smurfit Kappa Group plc	18,075
		TOTAL IRELAND	166,398

ISRAEL - 0.0%
2,481		Azrieli Group	138
147,541		Bank Hapoalim Ltd	1,033
191,268		Bank Leumi Le-Israel	1,017
122,631		Bezeq Israeli Telecommunication Corp Ltd	175
7,770	*	Check Point Software Technologies	886
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,431		Elbit Systems Ltd	$210
2,278		Frutarom Industries Ltd	175
30,628		Israel Chemicals Ltd	136
22,279		Mizrahi Tefahot Bank Ltd	400
3,613		Nice Systems Ltd	293
54,955		Teva Pharmaceutical Industries Ltd (ADR)	967
		TOTAL ISRAEL	5,430

ITALY - 1.0%
4,000,000		A2A S.p.A.	6,882
74,441		Assicurazioni Generali S.p.A.	1,388
26,928		Autostrade S.p.A.	851
12,617,862		Banca Intesa S.p.A.	44,671
57,749		Banca Intesa S.p.A. RSP	191
200,000		Beni Stabili S.p.A.	174
144,000	e	Brunello Cucinelli S.p.A	4,465
719,175		Davide Campari-Milano S.p.A	5,224
965,158		Enel S.p.A.	5,814
410,569		ENI S.p.A.	6,800
7,387		Ferrari NV	817
24,350		Finmeccanica S.p.A.	457
61,822		Fondiaria-Sai S.p.A	145
10,230		Luxottica Group S.p.A.	572
2,061,878		Mediobanca S.p.A.	22,158
610,819		Moncler S.p.A	17,649
1,224,644	g	OVS S.p.A	9,355
30,686	g	Poste Italiane S.p.A	226
6,547,533		Prada S.p.A	22,932
12,141		Prysmian S.p.A.	410
6,039		Recordati S.p.A.	279
37,456	*	Saipem S.p.A	162
136,790		Snam Rete Gas S.p.A.	659
383,745		Telecom Italia RSP	289
671,694	*	Telecom Italia S.p.A.	630
84,442		Terna Rete Elettrica Nazionale S.p.A.	493
1,217,939	*	UniCredit S.p.A	25,990
304,209	*,e	Yoox S.p.A	11,940
		TOTAL ITALY	191,623

JAPAN - 7.5%
900		ABC-Mart, Inc	48
1,000,000	*,e	Acom Co Ltd	3,880
370		Activia Properties Inc	1,536
8		Advance Residence Investment Corp	20
21,146		Aeon Co Ltd	313
21,952	e	AEON Financial Service Co Ltd	459
11,797		Aeon Mall Co Ltd	210
867		AEON REIT Investment Corp	878
5,400		Air Water, Inc	100
331,290		Aisin Seiki Co Ltd	17,466
98,975		Ajinomoto Co, Inc	1,931
24,405		Alfresa Holdings Corp	447
27,452		All Nippon Airways Co Ltd	1,040
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

490,229		Alps Electric Co Ltd	$12,956
11,744		Amada Co Ltd	129
4,085		Aozora Bank Ltd	156
80,331		Asahi Breweries Ltd	3,248
41,801		Asahi Glass Co Ltd	1,553
302,134		Asahi Kasei Corp	3,723
160,500		Ashikaga Holdings Co Ltd	621
5,500		Asics Corp	82
69,905		Astellas Pharma, Inc	890
38,021	e	Bank of Kyoto Ltd	1,935
2,453		Benesse Holdings Inc	88
164		BLife Investment Corp	393
133,504		Bridgestone Corp	6,062
8,285		Brother Industries Ltd	193
15,600	e	Calbee, Inc	548
205,797		Canon, Inc	7,043
5,733	e	Casio Computer Co Ltd	81
33,044		Central Japan Railway Co	5,799
574,562		Chiba Bank Ltd	4,115
193,466		Chubu Electric Power Co, Inc	2,404
78,858		Chugai Pharmaceutical Co Ltd	3,277
35,200		Chugoku Bank Ltd	483
59,966	e	Chugoku Electric Power Co, Inc	637
4,100		Coca-Cola West Japan Co Ltd	133
242,200		Concordia Financial Group Ltd	1,198
300,000		Cosmo Energy Holdings Co Ltd	6,882
4,368		Credit Saison Co Ltd	91
10,000	e	CyberAgent, Inc	292
139,600	*,e	CYBERDYNE, Inc	1,862
8,538		Dai Nippon Printing Co Ltd	205
10,046		Daicel Chemical Industries Ltd	121
648,839		Dai-ichi Mutual Life Insurance Co	11,639
42,194		Daiichi Sankyo Co Ltd	952
124,955		Daikin Industries Ltd	12,654
14,417		Daito Trust Construction Co Ltd	2,627
19,056		Daiwa House Industry Co Ltd	658
667,480		Daiwa Securities Group, Inc	3,784
21,600		Dena Co Ltd	484
93,287		Denso Corp	4,721
42,455		Dentsu, Inc	1,865
900		Disco Corp	183
4,033		Don Quijote Co Ltd	151
162,368		East Japan Railway Co	14,988
8,728		Eisai Co Ltd	448
26,993		Electric Power Development Co	678
2,844		FamilyMart Co Ltd	150
40,543		Fanuc Ltd	8,220
10,919		Fast Retailing Co Ltd	3,221
1,168,822		Fuji Electric Holdings Co Ltd	6,485
112,680		Fuji Heavy Industries Ltd	4,064
345,693		Fujifilm Holdings Corp	13,431
1,389,991		Fujitsu Ltd	10,345
159,733		Fukuoka Financial Group, Inc	739
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,018		GLP J-Reit	$1,062
132,600	e	GMO Payment Gateway, Inc	8,307
85,073		Hachijuni Bank Ltd	532
7,300		Hakuhodo DY Holdings, Inc	96
4,800		Hamamatsu Photonics KK	145
68,300		Hankyu Hanshin Holdings, Inc	2,593
732		Hikari Tsushin, Inc	92
68,382		Hino Motors Ltd	837
1,132		Hirose Electric Co Ltd	159
53,500		Hiroshima Bank Ltd	434
7,575		Hisamitsu Pharmaceutical Co, Inc	364
685,950		Hitachi Capital Corp	16,325
20,570		Hitachi Chemical Co Ltd	564
3,733		Hitachi Construction Machinery Co Ltd	111
124,600		Hitachi High-Technologies Corp	4,525
6,616,793		Hitachi Ltd	46,654
6,300		Hitachi Metals Ltd	88
30,000	e	Hokuriku Electric Power Co	252
320,796		Honda Motor Co Ltd	9,476
10,812		Hoshizaki Electric Co Ltd	950
81,153		Hoya Corp	4,389
65		Hulic Reit, Inc	96
4,200		Idemitsu Kosan Co Ltd	119
4,929		Iida Group Holdings Co Ltd	88
574,800		Infomart Corp	4,132
31,010		Inpex Holdings, Inc	330
300		Invesco Office J-Reit, Inc	286
67,881	e	Isetan Mitsukoshi Holdings Ltd	709
676,494		Ishikawajima-Harima Heavy Industries Co Ltd	23,582
18,500		Isuzu Motors Ltd	245
269,570		Itochu Corp	4,417
16,800		Itochu Techno-Science Corp	628
103,000		Itoham Yonekyu Holdings, Inc	928
262,900		J Front Retailing Co Ltd	3,635
117,915		Japan Airlines Co Ltd	3,992
1,603	e	Japan Airport Terminal Co Ltd	57
13,046	e	Japan Post Bank Co Ltd	161
53,340	e	Japan Post Holdings Co Ltd	630
82		Japan Prime Realty Investment Corp	274
78		Japan Real Estate Investment Corp	375
1,793		Japan Rental Housing Investments, Inc	1,265
657		Japan Retail Fund Investment Corp	1,179
292,740		Japan Tobacco, Inc	9,593
36,604		JFE Holdings, Inc	716
38,178		JGC Corp	618
6,586		JSR Corp	125
347,303		JTEKT Corp	4,808
2,773,488		JX Holdings, Inc	14,301
370,000	e	kabu.com Securities Co Ltd	1,126
200,372		Kajima Corp	1,992
4,934	e	Kakaku.com, Inc	63
25,686		Kamigumi Co Ltd	595
9,129		Kaneka Corp	71
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

286,374		Kansai Electric Power Co, Inc	$3,665
6,614		Kansai Paint Co Ltd	167
290,285		Kao Corp	17,090
45,051		Kawasaki Heavy Industries Ltd	1,494
360,500		KDDI Corp	9,503
3,400		Keihan Electric Railway Co Ltd	100
46,811		Keihin Electric Express Railway Co Ltd	949
31,825		Keio Corp	1,312
4,713		Keisei Electric Railway Co Ltd	130
1,488		Kenedix Realty Investment Corp	8,193
281		Kenedix Retail REIT Corp	584
246,000		Kenedix, Inc	1,369
18,700		Keyence Corp	9,946
5,095	e	Kikkoman Corp	157
14,791		Kintetsu Corp	550
310,349		Kirin Brewery Co Ltd	7,291
60,408		Kobe Steel Ltd	692
3,800		Koito Manufacturing Co Ltd	239
130,936		Komatsu Ltd	3,708
2,886		Konami Corp	139
516,520		Konica Minolta Holdings, Inc	4,244
1,128		Kose Corp	129
1,133,507		Kubota Corp	20,619
11,974		Kuraray Co Ltd	224
3,377		Kurita Water Industries Ltd	98
11,000		Kyocera Corp	683
228,789		Kyowa Hakko Kogyo Co Ltd	3,898
106,335		Kyushu Electric Power Co, Inc	1,130
71,900		Kyushu Financial Group, Inc	443
5,400		Kyushu Railway Co	161
1,680	e	Lawson, Inc	111
1,600	*,e	LINE Corp	58
7,600		Lion Corp	139
8,764		LIXIL Group Corp	233
40,013		M3, Inc	1,141
13,605		Mabuchi Motor Co Ltd	682
290,000		Maeda Corp	3,547
52,372		Makita Corp	2,114
788,472		Marubeni Corp	5,390
7,009	e	Marui Co Ltd	100
11,996		Maruichi Steel Tube Ltd	349
1,222,100	e	Matsui Securities Co Ltd	9,215
243,155		Matsushita Electric Industrial Co Ltd	3,529
204,415		Mazda Motor Corp	3,132
2,200		McDonald’s Holdings Co Japan Ltd	97
5,559		Mediceo Paltac Holdings Co Ltd	97
367,400		Megachips Corp	12,073
28,500		MEIJI Holdings Co Ltd	2,257
130		MID Reit, Inc	396
67,900		Minebea Co Ltd	1,063
19,541		Miraca Holdings, Inc	910
139,200		MISUMI Group, Inc	3,669
289,119		Mitsubishi Chemical Holdings Corp	2,756
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

310,211		Mitsubishi Corp	$7,217
414,314		Mitsubishi Electric Corp	6,481
245,158		Mitsubishi Estate Co Ltd	4,261
44,680		Mitsubishi Gas Chemical Co, Inc	1,048
196,415		Mitsubishi Heavy Industries Ltd	7,766
163,753		Mitsubishi Materials Corp	5,672
132,800		Mitsubishi Motors Corp	1,051
4,189,796		Mitsubishi UFJ Financial Group, Inc	27,241
16,100		Mitsubishi UFJ Lease & Finance Co Ltd	85
392,720		Mitsui & Co Ltd	5,809
38,228		Mitsui Chemicals, Inc	1,163
295,329		Mitsui Fudosan Co Ltd	6,404
3,950		Mitsui OSK Lines Ltd	120
101,109		Mitsui Sumitomo Insurance Group Holdings, Inc	3,258
69,075		Mitsui Trust Holdings, Inc	2,495
1,200		Mixi Inc	58
4,712,856		Mizuho Financial Group, Inc	8,262
516,800	e	MonotaRO Co Ltd	13,823
101		Mori Hills REIT Investment Corp	121
72		Mori Trust Sogo Reit, Inc	108
139,135		Murata Manufacturing Co Ltd	20,483
3,839		Nabtesco Corp	143
36,200		Nagoya Railroad Co Ltd	779
6,506		Namco Bandai Holdings, Inc	223
60,862		NEC Corp	1,651
16,800	*	NEC Electronics Corp	183
6,400	*	Nexon Co Ltd	167
95,131		NGK Insulators Ltd	1,782
91,793	e	NGK Spark Plug Co Ltd	1,955
46,117		Nidec Corp	5,669
11,981		Nikon Corp	208
136,097		Nintendo Co Ltd	50,183
171		Nippon Building Fund, Inc	853
2,862		Nippon Electric Glass Co Ltd	111
2,844		Nippon Express Co Ltd	185
5,944		Nippon Meat Packers, Inc	163
5,726		Nippon Paint Co Ltd	195
871		Nippon ProLogis REIT, Inc	1,836
55,601		Nippon Steel Corp	1,278
681,500		Nippon Telegraph & Telephone Corp	31,227
242,767		Nippon Yusen Kabushiki Kaisha	5,052
4,200		Nissan Chemical Industries Ltd	148
1,171,162	e	Nissan Motor Co Ltd	11,602
7,031		Nisshin Seifun Group, Inc	118
2,045		Nissin Food Products Co Ltd	124
2,700		Nitori Co Ltd	386
240,437		Nitto Denko Corp	20,055
195,453		NKSJ Holdings, Inc	7,617
203,455		NOK Corp	4,551
3,489,280		Nomura Holdings, Inc	19,578
4,174		Nomura Real Estate Holdings, Inc	89
393		Nomura Real Estate Master Fund, Inc	511
27,900		Nomura Research Institute Ltd	1,090
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

84,535		NSK Ltd	$1,141
240,000		NTN Corp	1,017
272,800		NTT Data Corp	2,919
1,092,048		NTT DoCoMo, Inc	24,961
131,796		Obayashi Corp	1,581
2,300		Obic Co Ltd	145
57,849		Odakyu Electric Railway Co Ltd	1,098
242,994		OJI Paper Co Ltd	1,312
172,042		Olympus Corp	5,830
158,613		Omron Corp	8,088
13,968		Ono Pharmaceutical Co Ltd	317
1,203		Oracle Corp Japan	95
62,900		Oriental Land Co Ltd	4,795
2,204,325		ORIX Corp	35,587
187		Orix JREIT, Inc	269
253,021		Osaka Gas Co Ltd	4,703
107,100		Osaka Securities Exchange Co Ltd	1,897
5,200		Otsuka Corp	333
81,100		Otsuka Holdings KK	3,225
260,300		Paltac Corp	10,159
9,100	e	Park24 Co Ltd	222
51,300		Pola Orbis Holdings, Inc	1,551
35		Premier Investment Co	33
276,300		Rakuten, Inc	3,017
111,639		Recruit Holdings Co Ltd	2,417
666,272		Resona Holdings, Inc	3,426
23,282	e	Ricoh Co Ltd	226
1,212		Rinnai Corp	104
116,824		Rohm Co Ltd	10,024
844		Ryohin Keikaku Co Ltd	249
1,680		Sankyo Co Ltd	54
108,900		Santen Pharmaceutical Co Ltd	1,718
5,691		SBI Holdings, Inc	86
45,234		Secom Co Ltd	3,294
4,952		Sega Sammy Holdings, Inc	69
6,400		Seibu Holdings, Inc	109
9,800	e	Seiko Epson Corp	237
400,000		Seino Holdings Corp	5,621
97,051		Sekisui Chemical Co Ltd	1,912
1,255,120		Sekisui House Ltd	21,156
151,800		Seria Co Ltd	8,440
147,612		Seven & I Holdings Co Ltd	5,703
18,500	e	Seven Bank Ltd	67
4,800	*,e	Sharp Corp	145
8,647		Shimadzu Corp	171
5,327		Shimamura Co Ltd	639
2,492		Shimano, Inc	332
1,606,062		Shimizu Corp	17,810
174,300		Shin-Etsu Chemical Co Ltd	15,600
234,678		Shinsei Bank Ltd	3,761
82,337		Shionogi & Co Ltd	4,501
12,293		Shiseido Co Ltd	492
117,301	e	Shizuoka Bank Ltd	1,056
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

83,528		Shoei Co Ltd	$819
6,522		Showa Shell Sekiyu KK	75
11,991		SMC Corp	4,237
262,500		SMS Co Ltd	8,366
300,966		Softbank Corp	24,407
2,400	e	Sohgo Security Services Co Ltd	110
2,400,000		Sojitz Holdings Corp	6,641
2,544,965		Sony Corp	94,949
998,028		Sony Financial Holdings, Inc	16,377
214,815		Stanley Electric Co Ltd	7,368
1,030		Star Asia Investment Corp	935
6,500		Start Today Co Ltd	206
1,075,000		Sumco Corp	16,961
313,883		Sumitomo Chemical Co Ltd	1,964
182,263		Sumitomo Corp	2,624
5,363	e	Sumitomo Dainippon Pharma Co Ltd	70
157,124		Sumitomo Electric Industries Ltd	2,569
329,325		Sumitomo Heavy Industries Ltd	13,219
7,816		Sumitomo Metal Mining Co Ltd	252
890,290		Sumitomo Mitsui Financial Group, Inc	34,222
112,421		Sumitomo Realty & Development Co Ltd	3,401
6,063		Sumitomo Rubber Industries, Inc	111
2,100		Sundrug Co Ltd	87
4,700		Suntory Beverage & Food Ltd	209
35,676		Suruga Bank Ltd	770
2,607		Suzuken Co Ltd	93
41,534		Suzuki Motor Corp	2,180
214,622		Sysmex Corp	13,712
148,131		T&D Holdings, Inc	2,149
23,900		Taiheiyo Cement Corp	923
42,674		Taisei Corp	2,238
4,256		Taisho Pharmaceutical Holdings Co Ltd	323
107,885		Taiyo Nippon Sanso Corp	1,279
10,117		Takashimaya Co Ltd	95
446,248		Takeda Pharmaceutical Co Ltd	24,676
45,381		Tanabe Seiyaku Co Ltd	1,042
4,156		TDK Corp	282
76,522		Teijin Ltd	1,510
10,846		Terumo Corp	427
50,494		THK Co Ltd	1,722
47,376		Tobu Railway Co Ltd	1,302
3,875		Toho Co Ltd	135
2,200		Toho Gas Co Ltd	64
95,815		Tohoku Electric Power Co, Inc	1,219
264,064		Tokio Marine Holdings, Inc	10,335
205,600	*	Tokyo Base Co Ltd	9,913
414,068	*	Tokyo Electric Power Co, Inc	1,673
5,216		Tokyo Electron Ltd	803
189,785		Tokyo Gas Co Ltd	4,648
38,100		Tokyo Tatemono Co Ltd	487
186,476		Tokyu Corp	2,641
14,100		Tokyu Fudosan Holdings Corp	85
77		Tokyu REIT, Inc	94
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

76,000		Topcon Corp	$1,341
17,734		Toppan Printing Co Ltd	176
304,364		Toray Industries, Inc	2,953
132,554	*	Toshiba Corp	372
459,500		Tosoh Corp	10,372
5,042		Toto Ltd	212
5,439		Toyo Seikan Kaisha Ltd	91
3,099		Toyo Suisan Kaisha Ltd	114
2,497		Toyoda Gosei Co Ltd	59
105,493		Toyota Industries Corp	6,067
1,371,057		Toyota Motor Corp	81,754
7,494		Toyota Tsusho Corp	246
3,928		Trend Micro, Inc	193
200,000		TS Tech Co Ltd	6,724
1,100		Tsuruha Holdings, Inc	132
28,212		Uni-Charm Corp	646
262		United Urban Investment Corp	384
7,430		USS Co Ltd	150
106,343	e	Wash House Co Ltd	2,856
25,107		West Japan Railway Co	1,745
294,338		Yahoo! Japan Corp	1,399
3,004		Yakult Honsha Co Ltd	216
20,531		Yamada Denki Co Ltd	112
41,406		Yamaguchi Financial Group, Inc	485
5,708		Yamaha Corp	211
9,491		Yamaha Motor Co Ltd	284
11,455	e	Yamato Transport Co Ltd	231
4,553		Yamazaki Baking Co Ltd	82
8,324		Yaskawa Electric Corp	264
7,610		Yokogawa Electric Corp	130
3,700		Yokohama Rubber Co Ltd	76
		TOTAL JAPAN	1,492,499

JERSEY, C.I. - 0.0%
12,331		Randgold Resources Ltd	1,205
		TOTAL JERSEY, C.I.	1,205

JORDAN - 0.0%
8,914		Hikma Pharmaceuticals plc	145
		TOTAL JORDAN	145

KOREA, REPUBLIC OF - 0.2%
183,300		Hynix Semiconductor, Inc	13,368
69,153	g	ING Life Insurance Korea Ltd	2,872
86,045	*	Osstem Implant Co Ltd	5,255
10,472		Samsung Electronics Co Ltd	23,564
20,000		Samsung Fire & Marine Insurance Co Ltd	4,901
		TOTAL KOREA, REPUBLIC OF	49,960

LUXEMBOURG - 0.3%
90,000		APERAM	4,716
875,581	*	ArcelorMittal	22,587
355,078	*,e	ArcelorMittal (ADR)	9,147
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,436,775		B&M European Value Retail S.A.	$12,659
661		Eurofins Scientific	418
4,093		Millicom International Cellular S.A.	270
2,529		RTL Group	191
21,679		SES Global S.A.	475
29,039	e	Tenaris S.A.	412
		TOTAL LUXEMBOURG	50,875

MACAU - 0.0%
19,392	e	MGM China Holdings Ltd	46
39,783		Wynn Macau Ltd	108
		TOTAL MACAU	154

MALAYSIA - 0.0%
8,333,325		Karex BHD	2,980
1,266,980		Public Bank BHD	6,136
45,306	*	YNH Property BHD	15
		TOTAL MALAYSIA	9,131

MEXICO - 0.0%
12,876		Fresnillo plc	243
227,257		Infraestructura Energetica ,NV SAB de C.V.	1,272
		TOTAL MEXICO	1,515

NETHERLANDS - 2.7%
1,777,205	g	ABN AMRO Group NV (ADR)	53,217
106,337		Aegon NV	620
15,301		Akzo Nobel NV	1,411
28,749	*	Altice NV (Class A)	576
4,870	*	Altice NV (Class B)	97
597,927		ASML Holding NV	102,172
5,481		Boskalis Westminster	192
10,812		DSM NV	885
3,500		Eurocommercial Properties NV	150
829,285	g	Euronext NV	50,486
116,392		EXOR NV	7,387
4,903		Gemalto NV	219
6,905		Heineken Holding NV	649
79,366		Heineken NV	7,853
9,854,080		ING Groep NV	181,634
808,080		Koninklijke Ahold Delhaize NV	15,099
803,973		Koninklijke KPN NV	2,759
512,976		Koninklijke Philips Electronics NV	21,165
4,585		Koninklijke Vopak NV	201
18,384		NN Group NV	770
20,800	*	NXP Semiconductors NV	2,352
7,211		Randstad Holdings NV	446
1,042,308		Royal Dutch Shell plc (A Shares)	31,500
1,700,030		Royal Dutch Shell plc (B Shares)	52,337
3,000		Wereldhave NV	142
188,250		Wolters Kluwer NV	8,700
		TOTAL NETHERLANDS	543,019
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

NEW ZEALAND - 0.1%
4,000,000		Air New Zealand Ltd	$9,744
25,935		Auckland International Airport Ltd	121
13,458		Contact Energy Ltd	53
17,858		Fletcher Building Ltd	103
79,970		Kiwi Property Group Ltd	78
32,672	*	Meridian Energy Ltd	67
18,457		Mighty River Power Ltd	45
10,235		Ryman Healthcare Ltd	69
41,884		Telecom Corp of New Zealand Ltd	111
		TOTAL NEW ZEALAND	10,391

NORWAY - 0.4%
910,200		Aker BP ASA	17,635
919,726		DNB NOR Holding ASA	18,569
12,044		Gjensidige Forsikring BA	210
82,194		Norsk Hydro ASA	600
49,471		Orkla ASA	508
24,246		PAN Fish ASA	479
4,612	e	Schibsted ASA	119
5,178		Schibsted ASA (B Shares)	123
2,003,985		Statoil ASA	40,289
45,360		Telenor ASA	961
281,200	e	TGS Nopec Geophysical Co ASA	6,705
10,847		Yara International ASA	486
		TOTAL NORWAY	86,684

PERU - 0.0%
83,223		Southern Copper Corp (NY)	3,309
		TOTAL PERU	3,309

PHILIPPINES - 0.1%
40,833,041		Megaworld Corp	4,209
5,300,354		Metropolitan Bank & Trust	9,035
5,471,450		Robinsons Retail Holdings, Inc	10,663
		TOTAL PHILIPPINES	23,907

POLAND - 0.0%
150,000		KGHM Polska Miedz S.A.	4,832
		TOTAL POLAND	4,832

PORTUGAL - 0.1%
140,706		Energias de Portugal S.A.	531
29,220		Galp Energia SGPS S.A.	518
661,672		Jeronimo Martins SGPS S.A.	13,061
		TOTAL PORTUGAL	14,110

RUSSIA - 0.1%
734,800		Sberbank of Russian Federation (ADR)	10,478
		TOTAL RUSSIA	10,478
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

SINGAPORE - 0.4%
236,145		Ascendas REIT	$464
190,297		CapitaCommercial Trust	233
774,746		CapitaLand Ltd	2,050
484,117		CapitaMall Trust	715
144,900		City Developments Ltd	1,214
52,448		ComfortDelgro Corp Ltd	81
1,577,972		DBS Group Holdings Ltd	24,291
163,392		Genting Singapore plc	141
69,995		Global Logistic Properties	171
186,265		Golden Agri-Resources Ltd	52
2,366		Jardine Cycle & Carriage Ltd	69
318,768		Keppel Corp Ltd	1,530
54,756		Keppel Infrastructure Trust	22
79,650		K-REIT Asia	69
1,413,848		Oversea-Chinese Banking Corp	11,659
25,948		SembCorp Industries Ltd	57
286,485	e	SembCorp Marine Ltd	370
114,684		Singapore Airlines Ltd	850
17,300		Singapore Airport Terminal Services Ltd	59
452,043		Singapore Exchange Ltd	2,467
411,225	e	Singapore Press Holdings Ltd	826
374,607		Singapore Technologies Engineering Ltd	952
2,681,091		Singapore Telecommunications Ltd	7,288
15,930	e	StarHub Ltd	31
244,400		Suntec Real Estate Investment Trust	337
585,362		United Overseas Bank Ltd	10,165
53,631		UOL Group Ltd	322
300,000		Venture Corp Ltd	3,902
45,562		Wilmar International Ltd	107
		TOTAL SINGAPORE	70,494

SOUTH AFRICA - 0.1%
39,713		Investec plc	290
330,000		Kumba Iron Ore Ltd	5,374
19,985		Mediclinic International plc	174
580,100		Mondi plc	15,596
32,300		Naspers Ltd (N Shares)	6,983
11,172		Novus Holdings Ltd	5
		TOTAL SOUTH AFRICA	28,422

SPAIN - 0.8%
41,675		Abertis Infraestructuras S.A. (Continuous)	843
14,343		ACS Actividades Construccion y Servicios S.A.	532
3,976	g	Aena S.A.	719
475,975		Amadeus IT Holding S.A.	30,957
4,000		Axia Real Estate SOCIMI S.A.	82
663,095		Banco Bilbao Vizcaya Argentaria S.A.	5,928
315,406		Banco de Sabadell S.A.	659
2,994,970		Banco Santander S.A.	20,949
59,287		Bankia S.A.	286
41,174		Bankinter S.A.	390
3,897,689		CaixaBank S.A.	19,564
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,566,995		Corp Mapfre S.A.	$5,106
936,785		Distribuidora Internacional de Alimentacion S.A.	5,471
13,680		Enagas	385
713,446		Endesa S.A.	16,099
29,294		Ferrovial S.A.	645
14,773		Gamesa Corp Tecnologica S.A.	193
21,382		Gas Natural SDG S.A.	474
63,323		Grifols S.A.	1,848
7,000		Hispania Activos Inmobiliarios SAU	126
2,238,362		Iberdrola S.A.	17,405
592,294		Industria De Diseno Textil S.A.	22,330
15,000		Inmobiliaria Colonial S.A.	149
7,000		Lar Espana Real Estate Socimi S.A.	68
108,528	*,†,e,m	Let’s GOWEX S.A.	1
25,000		Merlin Properties Socimi S.A.	347
26,382		Red Electrica Corp S.A.	555
259,712		Repsol YPF S.A.	4,793
996,389		Telefonica S.A.	10,828
		TOTAL SPAIN	167,732

SWEDEN - 0.6%
17,957		Alfa Laval AB	439
787,055		Assa Abloy AB	18,020
40,857		Atlas Copco AB (A Shares)	1,733
123,138		Atlas Copco AB (B Shares)	4,784
24,322	e	Autoliv, Inc	3,006
390,353		Boliden AB	13,241
10,000		Castellum AB	157
14,587	e	Electrolux AB (Series B)	496
183,410		Ericsson (LM) (B Shares)	1,057
36,207	*	Essity AB	987
12,000		Fabege AB	246
22,000	*	Fastighets AB Balder	573
1,759	*,e,m	Getinge AB	33
13,442		Getinge AB (B Shares)	252
57,145		Hennes & Mauritz AB (B Shares)	1,484
300,583		Hexagon AB (B Shares)	14,911
25,671		Husqvarna AB (B Shares)	264
4,553		ICA Gruppen AB	171
11,018		Industrivarden AB	279
413,283	e	Intrum Justitia AB	14,614
300,251		Investment AB Kinnevik (B Shares)	9,809
27,341		Investor AB (B Shares)	1,353
200,000		JM AB	6,292
20,000		Kungsleden AB	138
2,433		Lundbergs AB (B Shares)	195
10,291	*	Lundin Petroleum AB	226
182,723		Nordea Bank AB	2,481
67,943		Sandvik AB	1,173
11,712	*,e	SAS AB	38
18,680		Securitas AB (B Shares)	313
333,175		Skandinaviska Enskilda Banken AB (Class A)	4,396
20,506		Skanska AB (B Shares)	476
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

23,458		SKF AB (B Shares)	$512
91,221		Svenska Handelsbanken AB	1,378
212,725		Swedbank AB (A Shares)	5,891
10,672		Swedish Match AB	375
21,139		Tele2 AB (B Shares)	242
157,356		TeliaSonera AB	742
353,222		Volvo AB (B Shares)	6,820
		TOTAL SWEDEN	119,597

SWITZERLAND - 2.7%
595,382		ABB Ltd	14,723
348,687		Adecco S.A.	27,164
55,063		Baloise Holding AG.	8,719
140		Barry Callebaut AG.	214
306,420		Cie Financiere Richemont S.A.	28,048
11,126		Coca-Cola HBC AG.	377
2,027,982		Credit Suisse Group	32,133
2,158	*	Dufry Group	343
498		EMS-Chemie Holding AG.	331
36,000		Flughafen Zuerich AG.	8,147
2,261		Geberit AG.	1,070
8,000		Georg Fischer AG.	9,873
556		Givaudan S.A.	1,210
7,367,325		Glencore Xstrata plc	33,816
27,497		Holcim Ltd	1,610
13,447		Julius Baer Group Ltd	798
3,174		Kuehne & Nagel International AG.	588
61		Lindt & Spruengli AG.	348
6		Lindt & Spruengli AG. (Registered)	416
364,389		Lonza Group AG.	95,748
970,410		Nestle S.A.	81,457
1,258,453		Novartis AG.	107,944
2,453		Pargesa Holding S.A.	204
1,043		Partners Group	708
3,186		Phonak Holding AG.	541
3,500		PSP Swiss Property AG.	323
137,440		Roche Holding AG.	35,132
2,524		Schindler Holding AG.	558
1,228		Schindler Holding AG. (Registered)	265
334		SGS S.A.	802
127		Sika AG.	946
38,324		STMicroelectronics NV	744
574		Straumann Holding AG.	369
2,028		Swatch Group AG.	845
2,461		Swatch Group AG. (Registered)	196
1,989		Swiss Life Holding	701
7,807		Swiss Prime Site AG.	702
144,450		Swiss Re Ltd	13,094
1,559		Swisscom AG.	799
312,201		UBS AG.	5,341
17,878	e	Vifor Pharma AG.	2,109
218,122		Wolseley plc	14,311
34,330		Zurich Financial Services AG.	10,491
		TOTAL SWITZERLAND	544,258
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

TAIWAN - 0.3%
8,255,322		Advanced Semiconductor Engineering, Inc	$10,127
1,200,000		Basso Industry Corp	3,353
3,290,000		Hon Hai Precision Industry Co, Ltd	11,426
2,238,478		Hota Industrial Manufacturing Co Ltd	10,582
60,000		Largan Precision Co Ltd	10,585
372,000		Nien Made Enterprise Co Ltd	3,820
90,000		Silicon Motion Technology Corp (ADR)	4,323
465,000		Taiwan Semiconductor Manufacturing Co Ltd	3,330
		TOTAL TAIWAN	57,546

THAILAND - 0.1%
3,000,000		Delta Electronics Thai PCL	7,864
3,028,000		Tisco Financial Group PCL (ADR)	6,999
		TOTAL THAILAND	14,863

UNITED KINGDOM - 5.0%
58,488		3i Group plc	716
11,335		Admiral Group plc	276
80,199		Anglo American plc (London)	1,442
1,482,715		Ashtead Group plc	35,769
156,900	*	ASOS plc	12,532
112,845		Associated British Foods plc	4,831
517,982		AstraZeneca plc	34,447
1,150,919	g	Auto Trader Group plc	6,055
1,335,864		Aviva plc	9,220
16,079		Babcock International Group	178
191,859		BAE Systems plc	1,625
8,082,056		Barclays plc	20,957
60,707		Barratt Developments plc	500
1,028,700		Beazley plc	6,616
296,731	*	Belmond Ltd.	4,050
7,832		Berkeley Group Holdings plc	390
100,000		Big Yellow Group plc	1,014
3,086,000	*	boohoo.com plc	8,746
5,392,780		BP plc	34,546
1,388,946		British American Tobacco plc	86,953
19,312		British American Tobacco plc (ADR)	1,206
258,839		British Land Co plc	2,090
959,319		Britvic plc	9,722
509,035		BT Group plc	1,936
20,198		Bunzl plc	614
26,019		Burberry Group plc	614
39,317		Capita Group plc	297
20,000		Capital & Counties Properties	71
328,405		Centrica plc	823
686,400		Cineworld Group plc	6,235
5,665,420		CNH Industrial NV	68,015
136,113		Cobham plc	266
13,051		Coca-Cola European Partners plc	547
94,882		Compass Group plc	2,013
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

78,798	g	ConvaTec Group plc	$290
8,076		Croda International plc	411
102,330	*	CYBG plc	417
5,222		DCC plc	507
30,000		Derwent London plc	1,124
1,011,865		Diageo plc	33,276
79,087		Direct Line Insurance Group plc	386
9,472		easyJet plc	155
2,677,300		Electrocomponents plc	22,308
56,799		Experian Group Ltd	1,141
861,174		Fevertree Drinks plc	25,264
902,210	*	Fiat DaimlerChrysler Automobiles NV	16,169
101,969		GKN plc	472
1,641,582		GlaxoSmithKline plc	32,816
140,000		Great Portland Estates plc	1,147
94,117		Group 4 Securicor plc	351
148,355		Hammerson plc	1,068
16,494		Hargreaves Lansdown plc	327
4,042,775		Hays plc	10,269
1,519,672		HSBC Holdings plc	15,023
17,261		IMI plc	288
57,654		Imperial Tobacco Group plc	2,461
800,000		Inchcape plc	9,253
27,869		Inmarsat plc	240
10,950		InterContinental Hotels Group plc	579
37,665		International Consolidated Airlines Group S.A.	300
315,000		International Consolidated Airlines Group S.A. (London)	2,505
9,453		Intertek Group plc	632
77,191	e	Intu Properties plc	239
219,800		ITV plc	515
99,685		J Sainsbury plc	318
11,789		Johnson Matthey plc	541
1,426,714	*	Just Eat plc	12,779
134,202		Kingfisher plc	537
145,182		Land Securities Group plc	1,894
7,478,659		Legal & General Group plc	26,067
125,336	*	Liberty Global plc	4,098
174,968	*	Liberty Global plc (Class A)	5,933
5,975,906		Lloyds TSB Group plc	5,431
102,870		London Stock Exchange Group plc	5,282
3,660,337		Man Group plc	8,242
96,028		Marks & Spencer Group plc	455
46,729		Meggitt plc	326
45,058	g	Merlin Entertainments plc	269
26,348		Micro Focus International plc	843
90	*	Micro Focus International plc (ADR)	3
206,591		National Grid plc	2,559
55,600		New Carphone Warehouse plc	144
21,245		Next plc	1,498
293,104		Old Mutual plc	763
47,020		Pearson plc	386
31,687		Pentair plc	2,153
18,400		Persimmon plc	637
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

9,149	e	Provident Financial plc	$102
2,597,880		Prudential plc	62,169
2,154,808	*,e	Purplebricks Group plc	11,189
124,305		Reckitt Benckiser Group plc	11,357
888,787		Reed Elsevier NV	18,908
157,201		Reed Elsevier plc	3,450
227,462		Rightmove plc	12,335
73,560	e	Rio Tinto Ltd	3,856
646,533		Rio Tinto plc	30,096
99,458		Rolls-Royce Group plc	1,183
213,174	*	Royal Bank of Scotland Group plc	767
53,015		Royal Mail plc	273
59,514		RSA Insurance Group plc	497
50,000		Safestore Holdings plc	293
65,833		Sage Group plc	616
8,062		Schroders plc	363
60,702		Scottish & Southern Energy plc	1,136
175,431		Segro plc	1,261
13,687		Severn Trent plc	399
15,000		Shaftesbury plc	204
447,462		Shire Ltd	22,791
61,497		Sky plc	754
123,711		Smith & Nephew plc	2,236
24,291		Smiths Group plc	514
32,383		St. James’s Place plc	498
552,808	*	Standard Chartered plc	5,497
160,839		Standard Life plc	935
26,758		Tate & Lyle plc	232
4,100,341		Taylor Wimpey plc	10,747
63,029	*	TechnipFMC plc	1,760
7,564,827	*	Tesco plc	18,971
513,236		Travis Perkins plc	9,958
395,869		Unilever NV	23,400
77,076		Unilever plc	4,461
41,560		United Utilities Group plc	476
1,991,100		Vesuvius plc	15,752
20,734,108		Vodafone Group plc	58,059
12,750		Weir Group plc	336
164,565		Whitbread plc	8,307
133,097		WM Morrison Supermarkets plc	417
119,895	g	Worldpay Group plc	654
856,164		WPP plc	15,887
431,478	g	ZPG plc	2,091
		TOTAL UNITED KINGDOM	991,590

UNITED STATES - 59.0%
417,990		3M Co	87,736
27,259		A.O. Smith Corp	1,620
191,200		Aaron’s, Inc	8,342
2,019,477		Abbott Laboratories	107,759
955,296		AbbVie, Inc	84,888
27,878		Abercrombie & Fitch Co (Class A)	403
80,000	*	Acadia Pharmaceuticals, Inc	3,014
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

179,358		Accenture plc	$24,226
227,345		Activision Blizzard, Inc	14,666
8,033		Acuity Brands, Inc	1,376
89,224	*	Adobe Systems, Inc	13,310
22,225		Advance Auto Parts, Inc	2,205
469,915	*	Advanced Micro Devices, Inc	5,991
158,695		AES Corp	1,749
252,739		Aetna Inc	40,188
9,297		Affiliated Managers Group, Inc	1,765
83,447		Aflac, Inc	6,792
30,033		AGCO Corp	2,216
220,884		Agilent Technologies, Inc	14,181
46,054		AGNC Investment Corp	998
10,000		Agree Realty Corp	491
184,841		Air Products & Chemicals, Inc	27,952
651,035	*,e	AK Steel Holding Corp	3,639
32,432	*	Akamai Technologies, Inc	1,580
48,300		Alaska Air Group, Inc	3,684
127,920		Albemarle Corp	17,437
34,505		Alexandria Real Estate Equities, Inc	4,105
488,227	*	Alexion Pharmaceuticals, Inc	68,493
23,912	*	Align Technology, Inc	4,454
23,114	*	Alkermes plc	1,175
5,398	*	Alleghany Corp	2,991
22,878		Allegion plc	1,978
335,435		Allergan plc	68,747
10,276		Alliance Data Systems Corp	2,277
84,340		Alliant Energy Corp	3,506
170,000		Allison Transmission Holdings, Inc	6,380
170,658		Allstate Corp	15,685
126,681		Ally Financial, Inc	3,073
130,489	*	Alphabet, Inc (Class A)	127,060
178,392	*	Alphabet, Inc (Class C)	171,098
413,125		Altria Group, Inc	26,200
225,375	*	Amazon.com, Inc	216,664
65,000	*	AMC Networks, Inc	3,801
120,000		Amdocs Ltd	7,718
3,083		Amerco, Inc	1,156
75,354		Ameren Corp	4,358
24,914		American Airlines Group, Inc	1,183
283,190		American Electric Power Co, Inc	19,891
514,252		American Express Co	46,519
147,869		American Financial Group, Inc	15,297
35,000		American Homes 4 Rent	760
1,199,432		American International Group, Inc	73,633
81,412		American Tower Corp	11,127
53,556		American Water Works Co, Inc	4,333
139,847		Ameriprise Financial, Inc	20,769
42,008		AmerisourceBergen Corp	3,476
59,391		Ametek, Inc	3,922
210,791		Amgen, Inc	39,302
68,520		Amphenol Corp (Class A)	5,800
568,293		Anadarko Petroleum Corp	27,761
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

70,332		Analog Devices, Inc	$6,061
47,575	b	Andeavor	4,907
325,512		Annaly Capital Management, Inc	3,968
24,674	*	Ansys, Inc	3,028
47,907	*	Antero Resources Corp	953
172,137		Anthem, Inc	32,685
55,174		Aon plc	8,061
53,660		Apache Corp	2,458
30,000		Apartment Investment & Management Co (Class A)	1,316
2,574,538		Apple, Inc	396,788
921,050		Applied Materials, Inc	47,977
81,196		ARAMARK Holdings Corp	3,297
38,538	*	Arch Capital Group Ltd	3,796
121,114		Archer Daniels Midland Co	5,149
55,056		Arconic, Inc	1,370
14,912	*	Arista Networks, Inc	2,827
26,254	*	Arrow Electronics, Inc	2,111
53,623		Arthur J. Gallagher & Co	3,300
42,000	*	Asbury Automotive Group, Inc	2,566
162,562		Ashland Global Holdings, Inc	10,630
24,898		Assurant, Inc	2,378
2,077,096		AT&T, Inc	81,360
194,704	*	Athene Holding Ltd	10,483
42,651		Atmos Energy Corp	3,576
30,413	*	Autodesk, Inc	3,414
85,230		Automatic Data Processing, Inc	9,317
28,488	*,e	Autonation, Inc	1,352
6,687	*	AutoZone, Inc	3,980
35,652		AvalonBay Communities, Inc	6,361
30,110		Avery Dennison Corp	2,961
53,007		Avnet, Inc	2,083
128,948	*	Axalta Coating Systems Ltd	3,729
37,127		Axis Capital Holdings Ltd	2,128
83,153		Baker Hughes a GE Co	3,045
92,981		Ball Corp	3,840
8,914,422		Bank of America Corp	225,892
755,637		Bank of New York Mellon Corp	40,064
22,604		Bard (C.R.), Inc	7,245
70,000		Barnes Group, Inc	4,931
727,371		Baxter International, Inc	45,643
160,879		BB&T Corp	7,552
51,568		Becton Dickinson & Co	10,105
67,701		Bed Bath & Beyond, Inc	1,589
583,288	*	Berkshire Hathaway, Inc (Class B)	106,928
778,280	*	Berry Plastics Group, Inc	44,090
175,064		Best Buy Co, Inc	9,972
32,307	*	Biogen Idec, Inc	10,116
48,193	*	BioMarin Pharmaceutical, Inc	4,485
6,012	*	Bioverativ, Inc	343
43,056		BlackRock, Inc	19,250
165,000		Blackstone Group LP	5,506
183,241		Boeing Co	46,582
33,307		BorgWarner, Inc	1,706
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

55,216		Boston Properties, Inc	$6,785
657,981	*	Boston Scientific Corp	19,193
18,989	*	Brighthouse Financial, Inc	1,155
90,000	e	Brinker International, Inc	2,867
564,274		Bristol-Myers Squibb Co	35,967
111,967		Brixmor Property Group, Inc	2,105
301,339		Broadcom Ltd	73,087
38,679		Broadridge Financial Solutions, Inc	3,126
68,689		Brown-Forman Corp (Class B)	3,730
118,650		Bunge Ltd	8,241
87,787		CA, Inc	2,930
78,496		Cabot Oil & Gas Corp	2,100
97,000	*	CACI International, Inc (Class A)	13,517
79,614	*	Cadence Design Systems, Inc	3,142
150,000		CalAtlantic Group, Inc	5,495
182,636	*	Callon Petroleum Co	2,053
40,334		Camden Property Trust	3,689
59,929		Campbell Soup Co	2,806
180,901		Capital One Financial Corp	15,315
79,733		Cardinal Health, Inc	5,336
33,537	*,e	Carmax, Inc	2,542
177,457		Carnival Corp	11,458
111,462		Carnival plc	7,088
50,000		Carter’s, Inc	4,938
437,825		Caterpillar, Inc	54,601
37,627		CBOE Holdings, Inc	4,050
42,776	*	CBRE Group, Inc	1,620
385,884		CBS Corp (Class B)	22,381
39,017		CDK Global, Inc	2,462
256,484		CDW Corp	16,928
25,619		Celanese Corp (Series A)	2,671
261,724	*	Celgene Corp	38,165
145,030	*	Centene Corp	14,035
170,431		Centerpoint Energy, Inc	4,978
103,850	e	CenturyLink, Inc	1,963
109,830	*	Cerner Corp	7,833
39,661		CF Industries Holdings, Inc	1,394
49,507		CH Robinson Worldwide, Inc	3,767
181,660		Charles Schwab Corp	7,946
59,965	*	Charter Communications, Inc	21,792
40,000		Chemed Corp	8,082
200,000		Chemours Co	10,122
46,982	*	Cheniere Energy, Inc	2,116
978,700		Chevron Corp	114,997
7,490	*	Chipotle Mexican Grill, Inc (Class A)	2,306
381,151		Chubb Ltd	54,333
71,689		Church & Dwight Co, Inc	3,473
1,793,808	*	Ciena Corp	39,410
602,727		Cigna Corp	112,674
50,808		Cimarex Energy Co	5,775
47,411		Cincinnati Financial Corp	3,630
26,674		Cintas Corp	3,849
80,000	*	Cirrus Logic, Inc	4,266
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

3,854,016		Cisco Systems, Inc	$129,611
171,544		CIT Group, Inc	8,414
1,245,999		Citigroup, Inc	90,634
554,772		Citizens Financial Group, Inc	21,009
26,123	*	Citrix Systems, Inc	2,007
34,698		Clorox Co	4,577
87,979		CME Group, Inc	11,937
88,849		CMS Energy Corp	4,115
70,311		Coach, Inc	2,832
1,311,862		Coca-Cola Co	59,047
111,547		Cognizant Technology Solutions Corp (Class A)	8,092
212,290	*	Colfax Corp	8,840
295,816		Colgate-Palmolive Co	21,550
67,950		Colony NorthStar, Inc	853
4,458,389		Comcast Corp (Class A)	171,559
158,746		Comerica, Inc	12,106
237,468	*	CommScope Holding Co, Inc	7,886
1,440,700		ConAgra Foods, Inc	48,609
635,055	*	Concho Resources, Inc	83,649
187,995		ConocoPhillips	9,409
300,000		Conseco, Inc	7,002
75,541		Consolidated Edison, Inc	6,095
46,379		Constellation Brands, Inc (Class A)	9,250
223,528	*	Continental Resources, Inc	8,630
18,280		Cooper Cos, Inc	4,334
17,167	e	Core Laboratories NV	1,694
182,592		Corning, Inc	5,463
8,822	*	CoStar Group, Inc	2,367
407,139		Costco Wholesale Corp	66,889
166,729		Coty, Inc	2,756
22,500	*,e	Credit Acceptance Corp	6,304
139,791		Crown Castle International Corp	13,976
47,285	*	Crown Holdings, Inc	2,824
120,000		CSRA, Inc	3,872
259,233		CSX Corp	14,066
14,000		CubeSmart	363
203,928		Cummins, Inc	34,266
275,441		CVS Health Corp	22,399
208,009		Danaher Corp	17,843
106,675		Darden Restaurants, Inc	8,404
47,904	*	DaVita, Inc	2,845
20,000		DDR Corp	183
56,501		Deere & Co	7,096
368,016		Delek US Holdings, Inc	9,837
62,521	*	Dell Technologies, Inc-VMware Inc	4,827
320,904		Delphi Automotive plc	31,577
141,268		Delta Air Lines, Inc	6,812
110,000		Deluxe Corp	8,026
32,781		Dentsply Sirona, Inc	1,961
71,218		Devon Energy Corp	2,614
29,902	*	DexCom, Inc	1,463
167,423	*	Diamondback Energy, Inc	16,401
35,311		DiamondRock Hospitality Co	387
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

35,133		Dick’s Sporting Goods, Inc	$949
43,987		Digital Realty Trust, Inc	5,205
184,856		Discover Financial Services	11,920
47,708	*,e	Discovery Communications, Inc (Class A)	1,016
54,511	*	Discovery Communications, Inc (Class C)	1,104
56,436	*	DISH Network Corp (Class A)	3,061
72,779		Dollar General Corp	5,899
53,746	*	Dollar Tree, Inc	4,666
118,760		Dominion Resources, Inc	9,136
15,296		Domino’s Pizza, Inc	3,037
129,544		Dover Corp	11,839
1,668,164		DowDuPont, Inc	115,487
86,196		DR Horton, Inc	3,442
46,812		Dr Pepper Snapple Group, Inc	4,141
93,784		DTE Energy Co	10,069
125,443		Duke Energy Corp	10,527
125,982		Duke Realty Corp	3,631
654,059		DXC Technology Co	56,171
773,440	*	E*TRADE Financial Corp	33,730
28,697		East West Bancorp, Inc	1,716
34,868		Eastman Chemical Co	3,155
95,545		Eaton Corp	7,337
23,359		Eaton Vance Corp	1,153
1,187,497	*	eBay, Inc	45,671
218,688		Ecolab, Inc	28,125
75,751		Edison International	5,846
7,000		Education Realty Trust, Inc	252
73,530	*	Edwards Lifesciences Corp	8,038
117,484	*	Electronic Arts, Inc	13,870
717,331		Eli Lilly & Co	61,360
85,000		EMCOR Group, Inc	5,897
125,296		Emerson Electric Co	7,874
48,982		Entergy Corp	3,740
16,693	*	Envision Healthcare Corp	750
1,120,971		EOG Resources, Inc	108,443
54,787		EQT Corp	3,574
27,099		Equifax, Inc	2,872
17,687		Equinix, Inc	7,894
17,000		Equity Lifestyle Properties, Inc	1,446
115,149		Equity Residential	7,592
24,087		Essex Property Trust, Inc	6,119
311,206		Estee Lauder Cos (Class A)	33,560
13,092		Everest Re Group Ltd	2,990
82,765		Eversource Energy	5,002
243,636		Exelon Corp	9,178
29,780		Expedia, Inc	4,287
59,627		Expeditors International of Washington, Inc	3,569
198,888	*	Express Scripts Holding Co	12,594
42,798		Extra Space Storage, Inc	3,420
1,660,575	d	Exxon Mobil Corp	136,134
21,865	*	F5 Networks, Inc	2,636
1,332,097	*	Facebook, Inc	227,615
82,334		Fastenal Co	3,753
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

31,912		Federal Realty Investment Trust	$3,964
291,950		FedEx Corp	65,858
73,351		Fidelity National Information Services, Inc	6,850
161,706		Fifth Third Bancorp	4,525
60,976	*	First Data Corp	1,100
35,417		First Republic Bank	3,700
589,171		FirstEnergy Corp	18,164
45,419	*	Fiserv, Inc	5,857
16,539	*	FleetCor Technologies, Inc	2,560
1,264,132	*	Flex Ltd	20,947
64,239		Flir Systems, Inc	2,500
29,571		Flowserve Corp	1,259
34,328		Fluor Corp	1,445
25,843		FMC Corp	2,308
75,430		FNF Group	3,580
47,913		Foot Locker, Inc	1,687
563,114		Ford Motor Co	6,740
42,871	*	Fortinet, Inc	1,537
165,780		Fortive Corp	11,736
32,920		Fortune Brands Home & Security, Inc	2,213
30,000		Four Corners Property Trust, Inc	748
63,916		Franklin Resources, Inc	2,845
1,858,819	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	26,098
273,846		Gaming and Leisure Properties, Inc	10,102
90,745		Gap, Inc	2,680
106,248	*	Gardner Denver Holdings, Inc	2,924
38,477		Garmin Ltd	2,077
53,135	*	Gartner, Inc	6,611
368,923		General Dynamics Corp	75,843
2,151,767		General Electric Co	52,030
113,257		General Mills, Inc	5,862
4,461,000	*,†,m	General Motors Co	0
29,845,445	*,†,m	General Motors Co	0
203,138		General Motors Co	8,203
69,850,000	*,†,m	General Motors Co	0
13,592,224	*,†,m	General Motors Co	0
26,439,985	*,†,m	General Motors Co	0
19,417,463	*,†,m	General Motors Co	0
61,921,000	*,†,e,m	General Motors Co	0
18,159,000	*,†,m	General Motors Co	0
530,757	*,†,m	General Motors Co	0
18,106,794	*,†,m	General Motors Co	0
39,022		Genuine Parts Co	3,732
161,544		GGP, Inc	3,355
321,062		Gilead Sciences, Inc	26,012
30,129		Global Payments, Inc	2,863
200,139		Goldman Sachs Group, Inc	47,471
161,435		Goodyear Tire & Rubber Co	5,368
56,352	*	GrubHub, Inc	2,967
95,512		H&R Block, Inc	2,529
138,545		Halliburton Co	6,377
125,299	e	Hanesbrands, Inc	3,087
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

37,504		Harley-Davidson, Inc	$1,808
32,423		Harris Corp	4,269
168,466		Hartford Financial Services Group, Inc	9,338
30,803		Hasbro, Inc	3,009
210,359	*	HCA Holdings, Inc	16,742
143,512		HCP, Inc	3,994
587,515	*	HD Supply Holdings, Inc	21,192
35,000		Healthcare Trust of America, Inc	1,043
170,000		Healthsouth Corp	7,880
17,768	e	Helmerich & Payne, Inc	926
40,334	*	Henry Schein, Inc	3,307
180,000		Herman Miller, Inc	6,462
36,548		Hershey Co	3,990
38,976		Hess Corp	1,828
232,728		Hewlett Packard Enterprise Co	3,423
111,243		Hilltop Holdings, Inc	2,892
27,449		Hilton Worldwide Holdings, Inc	1,906
66,251		HollyFrontier Corp	2,383
293,546	*	Hologic, Inc	10,770
667,311		Home Depot, Inc	109,145
520,362		Honeywell International, Inc	73,756
108,198		Hormel Foods Corp	3,477
185,362		Host Marriott Corp	3,427
234,974		HP, Inc	4,690
35,000		Hudson Pacific Properties	1,174
113,176		Humana, Inc	27,573
1,566,787		Huntington Bancshares, Inc	21,872
73,393		Huntington Ingalls	16,619
31,000	*	IAC/InterActiveCorp	3,645
25,157		IDEX Corp	3,056
23,570	*	Idexx Laboratories, Inc	3,665
57,438	*	IHS Markit Ltd	2,532
58,333		Illinois Tool Works, Inc	8,631
79,719	*	Illumina, Inc	15,880
103,025	*	Imax Corp	2,334
27,008	*	Incyte Corp	3,153
245,557		Ingersoll-Rand plc	21,896
72,151		Ingredion, Inc	8,704
1,009,369		Intel Corp	38,437
133,656		IntercontinentalExchange Group, Inc	9,182
42,000		InterDigital, Inc	3,098
159,031		International Business Machines Corp	23,072
27,461		International Flavors & Fragrances, Inc	3,924
150,000		International Game Technology plc	3,683
93,822		International Paper Co	5,331
788,487		Interpublic Group of Cos, Inc	16,393
60,695		Intuit, Inc	8,627
12,538	*	Intuitive Surgical, Inc	13,113
62,815		Invesco Ltd	2,201
24,000		Invitation Homes, Inc	544
62,114		Iron Mountain, Inc	2,416
7,456		Iron Mountain, Inc (CDI)	289
35,000		iShares Dow Jones US Real Estate Index Fund	2,796
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

462,081		iShares MSCI Canada Index Fund	$13,373
2,021,736		iShares MSCI EAFE Index Fund	138,449
63,206	e	iShares NASDAQ Biotechnology ETF	21,085
140,000		ITT, Inc	6,198
29,870		J.B. Hunt Transport Services, Inc	3,318
34,303		J.M. Smucker Co	3,599
27,784		Jack Henry & Associates, Inc	2,856
26,911		Jacobs Engineering Group, Inc	1,568
74,879	*	Jazz Pharmaceuticals plc	10,951
14,307	*	JBG SMITH Properties	489
1,108,372		Johnson & Johnson	144,099
133,322		Johnson Controls International plc	5,372
8,240		Jones Lang LaSalle, Inc	1,018
2,328,093		JPMorgan Chase & Co	222,356
331,718		Juniper Networks, Inc	9,232
31,468		Kansas City Southern Industries, Inc	3,420
63,667		Kellogg Co	3,971
52,000		Kennametal, Inc	2,098
229,127		Keycorp	4,312
17,000		Kilroy Realty Corp	1,209
93,712		Kimberly-Clark Corp	11,028
139,305		Kimco Realty Corp	2,723
574,556		Kinder Morgan, Inc	11,020
109,624		Kla-Tencor Corp	11,620
18,830	*	Knight-Swift Transportation Holdings, Inc	782
133,201		Kohl’s Corp	6,081
130,000		Korn/Ferry International	5,126
392,029		Kraft Heinz Co	30,402
262,582		Kroger Co	5,267
60,577		L Brands, Inc	2,521
11,026		L3 Technologies, Inc	2,078
88,428	*	Laboratory Corp of America Holdings	13,350
89,819		Lam Research Corp	16,620
112,382		Las Vegas Sands Corp	7,210
107,921		Lear Corp	18,679
43,798		Leggett & Platt, Inc	2,090
133,274		Leidos Holdings, Inc	7,892
40,664		Lennar Corp (Class A)	2,147
13,352		Lennox International, Inc	2,390
96,216		Leucadia National Corp	2,429
66,074	*	Level 3 Communications, Inc	3,521
144	*	Liberty Braves Group (Class A)	4
33,818	*	Liberty Broadband Corp (Class C)	3,223
394,119	*	Liberty Interactive Corp	9,289
50,181		Liberty Property Trust	2,060
13,546	*	Liberty SiriusXM Group (Class A)	568
24,416	*	Liberty SiriusXM Group (Class C)	1,022
243,593		Lincoln National Corp	17,899
65,706	*	LKQ Corp	2,365
43,643		Lockheed Martin Corp	13,542
85,043		Loews Corp	4,070
240,100		Lowe’s Companies, Inc	19,194
40,969	*	Lululemon Athletica, Inc	2,550
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

498,636	*	Lumentum Holdings, Inc	$27,101
68,666		LyondellBasell Industries AF S.C.A	6,801
54,425		M&T Bank Corp	8,765
55,549		Macerich Co	3,054
27,956		Macquarie Infrastructure Co LLC	2,018
112,706		Macy’s, Inc	2,459
18,359	*	Mallinckrodt plc	686
114,952		Manpower, Inc	13,544
113,606		Marathon Oil Corp	1,541
137,031		Marathon Petroleum Corp	7,685
4,147	*	Markel Corp	4,429
52,832		Marriott International, Inc (Class A)	5,825
181,288		Marsh & McLennan Cos, Inc	15,194
14,321		Martin Marietta Materials, Inc	2,953
144,743		Masco Corp	5,646
125,000	*	Mastec, Inc	5,800
370,355		MasterCard, Inc (Class A)	52,294
241,916	*	Matador Resources Co	6,568
418,196		Mattel, Inc	6,474
68,689		Maxim Integrated Products, Inc	3,277
33,970		McCormick & Co, Inc	3,487
589,417		McDonald’s Corp	92,350
46,115		McKesson Corp	7,084
43,038	*	MEDNAX, Inc	1,856
247,376		Medtronic plc	19,238
694,616		Merck & Co, Inc	44,476
64,455	e	Merrimack Pharmaceuticals, Inc	937
497,316		Metlife, Inc	25,836
6,619	*	Mettler-Toledo International, Inc	4,145
406,570		MGM Growth Properties LLC	12,282
786,703		MGM Resorts International	25,639
116,973	*	Michael Kors Holdings Ltd	5,597
200,000	*	Michaels Cos, Inc	4,294
50,312		Microchip Technology, Inc	4,517
251,785	*	Micron Technology, Inc	9,903
3,615,849		Microsoft Corp	269,345
43,706		Mid-America Apartment Communities, Inc	4,671
11,539	*	Middleby Corp	1,479
58,441	*	Mohawk Industries, Inc	14,465
195,212		Molson Coors Brewing Co (Class B)	15,937
594,569		Mondelez International, Inc	24,175
206,239		Monsanto Co	24,712
515,807	*	Monster Beverage Corp	28,498
35,799		Moody’s Corp	4,984
1,158,663		Morgan Stanley	55,813
73,896		Mosaic Co	1,595
46,033		Motorola, Inc	3,907
28,763		MSCI, Inc (Class A)	3,362
21,554		Murphy Oil Corp	572
724,645	*	Mylan NV	22,732
42,077		NASDAQ OMX Group, Inc	3,264
96,924		National Oilwell Varco, Inc	3,463
68,081		National Retail Properties, Inc	2,836
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

37,075		Navient Corp	$557
259,791		NetApp, Inc	11,368
83,723	*	NetFlix, Inc	15,183
207,082		New York Community Bancorp, Inc	2,669
355,702		Newell Rubbermaid, Inc	15,178
24,700	*	Newfield Exploration Co	733
380,889		Newmont Mining Corp	14,287
91,575		News Corp	1,214
154,132		NextEra Energy, Inc	22,588
50,861		Nielsen NV	2,108
1,063,166		Nike, Inc (Class B)	55,125
125,083		NiSource, Inc	3,201
87,610		Noble Energy, Inc	2,485
39,533		Nordstrom, Inc	1,864
46,507		Norfolk Southern Corp	6,150
45,995		Northern Trust Corp	4,228
141,023		Northrop Grumman Corp	40,575
39,061	*	Norwegian Cruise Line Holdings Ltd	2,111
81,302	*	Nuance Communications, Inc	1,278
48,172		Nucor Corp	2,700
205,530		NVIDIA Corp	36,743
8,702	*	NVR, Inc	24,844
282,984		Occidental Petroleum Corp	18,170
69,549		OGE Energy Corp	2,506
761,476		Olin Corp	26,081
55,323		Omnicom Group, Inc	4,098
54,172		Oneok, Inc	3,002
2,075,567		Oracle Corp	100,354
20,679	*	O’Reilly Automotive, Inc	4,454
201,668		Owens Corning, Inc	15,599
75,093		PACCAR, Inc	5,432
31,335		Packaging Corp of America	3,594
17,432	*	Palo Alto Networks, Inc	2,512
364,957		Parker-Hannifin Corp	63,875
886,532	*	Parsley Energy, Inc	23,351
36,233		Patterson Cos, Inc	1,400
45,024		Paychex, Inc	2,700
1,132,208	*	PayPal Holdings, Inc	72,495
147,212		People’s United Financial, Inc	2,670
500,158		PepsiCo, Inc	55,733
46,409		Perrigo Co plc	3,929
3,544,421		Pfizer, Inc	126,536
520,074		PG&E Corp	35,412
912,890		Philip Morris International, Inc	101,340
130,418		Phillips 66	11,948
400,000	*	Pilgrim’s Pride Corp	11,364
554,015		Pinnacle Foods, Inc	31,673
40,763		Pinnacle West Capital Corp	3,447
85,546		Pioneer Natural Resources Co	12,621
377,000		Plains All American Pipeline LP	7,989
106,219		Plains GP Holdings LP	2,323
149,426		PNC Financial Services Group, Inc	20,138
15,233	e	Polaris Industries, Inc	1,594
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

140,942		PPG Industries, Inc	$15,315
153,471		PPL Corp	5,824
86,512		Praxair, Inc	12,089
13,607	*	Priceline.com, Inc	24,912
51,184		Principal Financial Group	3,293
604,956		Procter & Gamble Co	55,039
484,920		Progressive Corp	23,480
176,153		Prologis, Inc	11,179
48,000	*	Proofpoint, Inc	4,187
76,338		Prudential Financial, Inc	8,116
123,667		Public Service Enterprise Group, Inc	5,720
36,827		Public Storage, Inc	7,881
69,230		Pulte Homes, Inc	1,892
25,638		PVH Corp	3,232
17,856	*	QIAGEN NV	564
24,406	*	Qorvo, Inc	1,725
18,000		QTS Realty Trust, Inc	942
265,161		Qualcomm, Inc	13,746
53,450		Quest Diagnostics, Inc	5,005
53,401	*	Quintiles Transnational Holdings, Inc	5,077
22,747		Ralph Lauren Corp	2,008
63,493		Range Resources Corp	1,243
31,374		Raymond James Financial, Inc	2,646
291,309		Raytheon Co	54,352
75,332		Realty Income Corp	4,308
40,820	*	Red Hat, Inc	4,525
14,772	*,e	Redfin Corp	371
77,652		Regency Centers Corp	4,818
17,854	*	Regeneron Pharmaceuticals, Inc	7,983
241,116		Regions Financial Corp	3,672
80,534		Reinsurance Group of America, Inc (Class A)	11,237
62,733		Republic Services, Inc	4,144
49,365		Resmed, Inc	3,799
25,000		Retail Opportunities Investment Corp	475
70,000	*	Retrophin, Inc	1,742
235,000		Rexford Industrial Realty, Inc	6,726
35,649		Robert Half International, Inc	1,795
28,073		Rockwell Automation, Inc	5,003
40,189		Rockwell Collins, Inc	5,253
43,987		Rollins, Inc	2,030
89,304		Roper Industries, Inc	21,737
86,383		Ross Stores, Inc	5,578
37,334		Royal Caribbean Cruises Ltd	4,426
818,530	*	RSP Permian, Inc	28,313
36,221		S&P Global, Inc	5,662
91,064		Sabre Corp	1,648
664,340	*	salesforce.com, Inc	62,063
657,600		Samsonite International	2,828
200,000	*	Sanmina Corp	7,430
17,290	*	SBA Communications Corp	2,491
51,971		SCANA Corp	2,520
618,732		Schlumberger Ltd	43,163
95,231		Scripps Networks Interactive (Class A)	8,179
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

70,712		Seagate Technology, Inc	$2,346
68,871		Sealed Air Corp	2,942
17,093	*	Seattle Genetics, Inc	930
32,022		SEI Investments Co	1,955
110,798		Sempra Energy	12,645
36,539	*	Sensata Technologies Holding BV	1,756
146,100	*	ServiceMaster Global Holdings, Inc	6,827
117,290	*	ServiceNow, Inc	13,785
16,510		Sherwin-Williams Co	5,911
16,403	*	Signature Bank	2,100
29,203	e	Signet Jewelers Ltd	1,943
86,129		Simon Property Group, Inc	13,868
504,797	e	Sirius XM Holdings, Inc	2,786
38,035		Skyworks Solutions, Inc	3,876
42,102		SL Green Realty Corp	4,266
16,497		Snap-On, Inc	2,458
188,348		Southern Co	9,255
286,102		Southwest Airlines Co	16,016
11,951		Spectrum Brands, Inc	1,266
128,400		Spirit Aerosystems Holdings, Inc (Class A)	9,979
80,000		Spirit Realty Capital, Inc	686
20,340	*	Splunk, Inc	1,351
160,748	*	Sprint Corp	1,251
55,795		SS&C Technologies Holdings, Inc	2,240
180,475		Stanley Works	27,246
459,877		Starbucks Corp	24,700
24,000		Starwood Waypoint Homes	873
131,869		State Street Corp	12,599
36,443		Steel Dynamics, Inc	1,256
34,940	*	Stericycle, Inc	2,502
80,130		Stryker Corp	11,380
125,000	*	Summit Materials, Inc	4,004
14,000		Sun Communities, Inc	1,200
45,000		Sunstone Hotel Investors, Inc	723
1,058,515		SunTrust Banks, Inc	63,267
7,862	*	SVB Financial Group	1,471
1,069,588		Symantec Corp	35,093
476,836		Synchrony Financial	14,806
39,166	*	Synopsys, Inc	3,154
107,691		Sysco Corp	5,810
54,233		T Rowe Price Group, Inc	4,916
14,000	*	Take-Two Interactive Software, Inc	1,431
29,698		Targa Resources Investments, Inc	1,405
116,470		Target Corp	6,873
746	*	Taro Pharmaceutical Industries Ltd	84
64,251		TD Ameritrade Holding Corp	3,135
169,830		TE Connectivity Ltd	14,106
15,785		Teleflex, Inc	3,820
844,168		Terex Corp	38,004
14,000		Terreno Realty Corp	507
32,045	*	TESARO, Inc	4,137
19,172	*	Tesla, Inc	6,540
90,000		Tetra Tech, Inc	4,190
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

177,106		Texas Instruments, Inc	$15,876
284,209		Textron, Inc	15,313
87,337		Thermo Fisher Scientific, Inc	16,524
50,000		Thor Industries, Inc	6,296
35,746		Tiffany & Co	3,281
486,054		Time Warner, Inc	49,796
558,845		TJX Companies, Inc	41,204
290,335	*	T-Mobile US, Inc	17,902
32,488		Toll Brothers, Inc	1,347
36,142		Torchmark Corp	2,895
42,745		Total System Services, Inc	2,800
33,521		Tractor Supply Co	2,122
12,947		TransDigm Group, Inc	3,310
58,282		Travelers Cos, Inc	7,141
50,805	*	Trimble Navigation Ltd	1,994
34,232	*,e	TripAdvisor, Inc	1,387
109,290		Tronox Ltd	2,306
223,280		Twenty-First Century Fox, Inc	5,890
121,442		Twenty-First Century Fox, Inc (Class B)	3,132
87,876	*	Twitter, Inc	1,482
77,206		Tyson Foods, Inc (Class A)	5,439
83,113		UDR, Inc	3,161
63,568		UGI Corp	2,979
13,157	*	Ulta Beauty, Inc	2,974
20,793	*,e	Under Armour, Inc	312
36,667	*,e	Under Armour, Inc (Class A)	604
748,608		Union Pacific Corp	86,816
69,717	*	United Continental Holdings, Inc	4,244
113,815		United Parcel Service, Inc (Class B)	13,668
239,392	*	United Rentals, Inc	33,213
137,392		United Technologies Corp	15,948
50,814	*	United Therapeutics Corp	5,955
497,918		UnitedHealth Group, Inc	97,517
28,570		Universal Health Services, Inc (Class B)	3,170
60,150		UnumProvident Corp	3,075
305,282		US Bancorp	16,360
67,512	*	US Foods Holding Corp	1,803
105,927	*	USG Corp	3,459
14,744		Vail Resorts, Inc	3,363
105,950	*	Valeant Pharmaceuticals International, Inc	1,518
139,833		Valero Energy Corp	10,757
684,107		Valvoline, Inc	16,042
50,000		Vanguard FTSE Developed Markets ETF	2,171
47,274	*	Vantiv, Inc	3,331
30,563	*	Varian Medical Systems, Inc	3,058
31,333	*	Veeva Systems, Inc	1,767
89,030		Ventas, Inc	5,799
284,689		VEREIT, Inc	2,360
30,807	*	VeriSign, Inc	3,278
42,313	*	Verisk Analytics, Inc	3,520
1,074,973		Verizon Communications, Inc	53,200
107,239	*	Vertex Pharmaceuticals, Inc	16,305
76,864		VF Corp	4,886
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

300,316		Viacom, Inc (Class B)	$8,361
673,880		Visa, Inc (Class A)	70,919
75,000	*	Visteon Corp	9,283
28,009	*,e	VMware, Inc (Class A)	3,058
53,633		Vornado Realty Trust	4,123
51,318		Voya Financial, Inc	2,047
28,471		Vulcan Materials Co	3,405
78,871		W.R. Berkley Corp	5,264
18,182	e	W.W. Grainger, Inc	3,268
12,533	*	WABCO Holdings, Inc	1,855
19,256		Wabtec Corp	1,459
367,080		Walgreens Boots Alliance, Inc	28,346
590,127		Wal-Mart Stores, Inc	46,113
445,528		Walt Disney Co	43,916
89,117		Waste Management, Inc	6,975
25,544	*	Waters Corp	4,586
128,374	*,e	Weatherford International Ltd	588
85,395		WEC Energy Group, Inc	5,361
1,553,160		Wells Fargo & Co	85,657
76,331		Welltower, Inc	5,365
65,747		Westar Energy, Inc	3,261
57,428		Western Digital Corp	4,962
129,740		Western Union Co	2,491
284,716		Westlake Chemical Corp	23,657
123,310		WestRock Co	6,995
132,041		Weyerhaeuser Co	4,493
14,187		Whirlpool Corp	2,617
1,245,798		Williams Cos, Inc	37,386
18,064		Willis Towers Watson plc	2,786
19,664	*	Workday, Inc	2,072
723,199	*	WPX Energy, Inc	8,317
520,502		WR Grace & Co	37,554
72,539		Wyndham Worldwide Corp	7,646
56,858		Wynn Resorts Ltd	8,467
418,462		Xcel Energy, Inc	19,802
143,542		Xerox Corp	4,779
61,291		Xilinx, Inc	4,341
55,995		Xylem, Inc	3,507
239,713	*	Yum China Holdings, Inc	9,581
389,407		Yum! Brands, Inc	28,664
68,426	*	Zayo Group Holdings, Inc	2,355
13,844	*,e	Zillow Group, Inc (Class C)	557
46,244		Zimmer Holdings, Inc	5,415
568,793		Zions Bancorporation	26,836
379,914		Zoetis, Inc	24,223
		TOTAL UNITED STATES	11,760,951

URUGUAY - 0.2%
3,732,029	*	Arcos Dorados Holdings, Inc	37,507
		TOTAL URUGUAY	37,507

ZAMBIA - 0.0%
336,129		First Quantum Minerals Ltd	3,774

		TOTAL ZAMBIA	$3,774

		TOTAL COMMON STOCKS	19,580,853
		(Cost $16,314,871)

220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY			VALUE (000)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc			17
		TOTAL AUSTRALIA			17

SINGAPORE - 0.0%
24,949	m	CapitaLand Commercial Trust			5
		TOTAL SINGAPORE			5

		TOTAL RIGHTS / WARRANTS			22
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.7%
GOVERNMENT AGENCY DEBT - 0.2%
$48,500,000		Federal Home Loan Bank (FHLB)	0.600%-0.700%	10/02/17	48,500
		TOTAL GOVERNMENT AGENCY DEBT			48,500

TREASURY DEBT - 1.4%
42,075,000		United States Treasury Bill	0.920	10/05/17	42,073
38,695,000		United States Treasury Bill	0.926-0.961	10/12/17	38,685
73,565,000		United States Treasury Bill	0.957-0.971	10/26/17	73,519
38,400,000		United States Treasury Bill	0.966	11/02/17	38,368
60,380,000		United States Treasury Bill	0.961	11/09/17	60,319
25,000,000		United States Treasury Bill	0.941	11/16/17	24,970
		TOTAL TREASURY DEBT			277,934

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
CERTIFICATE OF DEPOSIT - 0.2%
10,000,000		Bank of Montreal	1.000	10/02/17	10,000
10,000,000		CIBC Bank and Trust Co	1.050	10/02/17	10,000
10,000,000		National Australia Bank Ltd	1.050	10/02/17	10,000
		TOTAL CERTIFICATE OF DEPOSIT			30,000

REPURCHASE AGREEMENT - 0.8%
25,000,000	p	Calyon	1.030	10/02/17	25,000
8,000,000	q	Goldman Sachs	1.040	10/02/17	8,000
25,000,000	r	JP Morgan	1.050	10/02/17	25,000
20,000,000	s	Nomura	1.080	10/02/17	20,000
35,000,000	t	Royal Bank of Scotland	1.030	10/05/17	35,000
12,000,000	u	Royal Bank of Scotland	1.020	10/02/17	12,000
40,000,000	v	Royal Bank of Scotland	1.050	10/06/17	40,000
		TOTAL REPURCHASE AGREEMENT			165,000

VARIABLE RATE SECURITIES - 0.1%
10,355,243	i	SLM Student Loan Trust	1.354	01/25/19	10,335

		TOTAL VARIABLE RATE SECURITIES			$10,335

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			205,335
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COMPANY	VALUE (000)

TOTAL SHORT-TERM INVESTMENTS	531,769
(Cost $531,772)
TOTAL INVESTMENTS - 100.9%	20,112,644
(Cost $16,846,643)
OTHER ASSETS & LIABILITIES, NET - (0.9)%	(182,076)
NET ASSETS - 100.0%	$19,930,568

Abbreviation(s):
	ADR	American Depositary Receipt
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $199,927,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities was $194,901,000 or 1.0% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
p	Agreement with Calyon, 1.03% dated 9/29/17 to be repurchased at $25,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $25,500,000.
q	Agreement with Goldman Sachs, 1.04% dated 9/29/17 to be repurchased at $8,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $8,160,000.
r	Agreement with JP Morgan, 1.05% dated 9/29/17 to be repurchased at $25,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $25,505,000.
s	Agreement with Nomura, 1.08% dated 9/29/17 to be repurchased at $20,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $20,400,000.
t	Agreement with Royal Bank of Scotland, 1.03% dated 9/28/17 to be repurchased at $35,000,000 on 10/5/17, collateralized by U.S. Government Agency Securities valued at $35,703,000.
u	Agreement with Royal Bank of Scotland, 1.02% dated 9/29/17 to be repurchased at $12,000,000 on 10/2/17, collateralized by U.S. Government Agency Securities valued at $12,242,000.
v	Agreement with Royal Bank of Scotland, 1.05% dated 9/29/17 to be repurchased at $40,000,000 on 10/6/17, collateralized by U.S. Government Agency Securities valued at $40,803,000.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2017 were as follows (dollar amounts are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index	398	12/15/17	$38,883	$39,370	$487
S&P 500 E Mini Index	1,721	12/15/17	212,198	216,510	4,312
Total	2,119		$251,081	$255,880	$4,799
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2017

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,738,959	18.7%
INFORMATION TECHNOLOGY	3,447,964	17.3
CONSUMER DISCRETIONARY	2,571,549	12.9
INDUSTRIALS	2,312,731	11.6
HEALTH CARE	2,279,922	11.4
CONSUMER STAPLES	1,467,122	7.4
ENERGY	1,272,883	6.4
MATERIALS	1,241,091	6.2
REAL ESTATE	432,987	2.2
UTILITIES	423,266	2.1
TELECOMMUNICATION SERVICES	392,401	2.0
SHORT-TERM INVESTMENTS	531,769	2.7
OTHER ASSETS & LIABILITES, NET	(182,076)	(0.9)

NET ASSETS	$19,930,568	100.0%
223

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2017

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.2%
3,244		BorgWarner, Inc	$166
1,042,202		Delphi Automotive plc	102,553
24,604		Gentex Corp	487
446,000		Goodyear Tire & Rubber Co	14,830
16,777		Harley-Davidson, Inc	809
295,754		Lear Corp	51,189
236,807	*	Tesla, Inc	80,775
123,303		Thor Industries, Inc	15,525
226,382	*	Visteon Corp	28,019
		TOTAL AUTOMOBILES & COMPONENTS	294,353

BANKS - 0.9%
5,080,842		Bank of America Corp	128,749
6,636		Bank of the Ozarks, Inc	319
588,200		Citizens Financial Group, Inc	22,275
1,340		East West Bancorp, Inc	80
16,775		First Republic Bank	1,752
2,416		Pinnacle Financial Partners, Inc	162
4,388	*	Signature Bank	562
5,217	*	SVB Financial Group	976
902,700		Wells Fargo & Co	49,784
137,040	*	Western Alliance Bancorp	7,274
		TOTAL BANKS	211,933

CAPITAL GOODS - 7.6%
627,946		3M Co	131,806
18,611		A.O. Smith Corp	1,106
3,916		Acuity Brands, Inc	671
889		Air Lease Corp	38
13,053		Allegion plc	1,129
656,542		Allison Transmission Holdings, Inc	24,640
155,500		Ametek, Inc	10,269
5,486	*	Armstrong World Industries, Inc	281
1,156,403		Boeing Co	293,969
114,064		BWX Technologies, Inc	6,390
397,159		Caterpillar, Inc	49,530
649,228		CNH Industrial NV (NYSE)	7,797
64,435		Cummins, Inc	10,827
59,080		Deere & Co	7,420
15,876		Donaldson Co, Inc	729
2,531		Dover Corp	231
245,499		Emerson Electric Co	15,427
15,969		Equifax, Inc	1,693
38,611		Fastenal Co	1,760
224

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

786,212		Fortive Corp	$55,656
380,588		Fortune Brands Home & Security, Inc	25,587
3,471	*	Gardner Denver Holdings, Inc	96
488,332		General Dynamics Corp	100,391
202,246		General Electric Co	4,890
7,309		Graco, Inc	904
27,026	*	HD Supply Holdings, Inc	975
3,030		HEICO Corp	272
6,417		HEICO Corp (Class A)	489
8,077		Hexcel Corp	464
1,318,868		Honeywell International, Inc	186,936
67,419		Hubbell, Inc	7,822
128,282		Huntington Ingalls	29,048
9,501		IDEX Corp	1,154
40,714		Illinois Tool Works, Inc	6,024
522,853		Ingersoll-Rand plc	46,623
4,783		Lennox International, Inc	856
7,619		Lincoln Electric Holdings, Inc	699
198,361		Lockheed Martin Corp	61,549
825,582		Masco Corp	32,206
7,636	*	Middleby Corp	979
1,854		MSC Industrial Direct Co (Class A)	140
7,733		Nordson Corp	916
390,852		Northrop Grumman Corp	112,456
351,100		Owens Corning, Inc	27,158
848,449		Parker-Hannifin Corp	148,495
397,686	*	Quanta Services, Inc	14,862
401,259		Raytheon Co	74,867
341,266		Rockwell Automation, Inc	60,817
34,865		Rockwell Collins, Inc	4,557
545,167		Roper Industries, Inc	132,694
11,501	*	Sensata Technologies Holding BV	553
1,164		Snap-On, Inc	173
472,200		Spirit Aerosystems Holdings, Inc (Class A)	36,699
1,946		Stanley Works	294
670,200		Textron, Inc	36,110
14,106		Toro Co	875
70,485		TransDigm Group, Inc	18,019
311,130	*	United Rentals, Inc	43,166
13,498	*	Univar, Inc	391
7,063		W.W. Grainger, Inc	1,270
6,737	*	WABCO Holdings, Inc	997
3,330	e	Wabtec Corp	252
4,225		Watsco, Inc	681
16,361	*	Welbilt, Inc	377
12,025		Xylem, Inc	753
		TOTAL CAPITAL GOODS	1,846,905

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
11,901		Cintas Corp	1,717
4,512	*	Clean Harbors, Inc	256
403,884	*	Copart, Inc	13,881
1,680		Dun & Bradstreet Corp	196
29,306	*	IHS Markit Ltd	1,292
225

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

18,160		KAR Auction Services, Inc	$867
232,000		Manpower, Inc	27,334
275,800		Nielsen NV	11,432
16,037		Robert Half International, Inc	807
13,225		Rollins, Inc	610
19,415	*	TransUnion	918
20,989	*	Verisk Analytics, Inc	1,746
152,522		Waste Management, Inc	11,938
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	72,994

CONSUMER DURABLES & APPAREL - 1.8%
8,653		Brunswick Corp	484
6,630		Carter’s, Inc	655
129,584		Coach, Inc	5,220
497,489		DR Horton, Inc	19,865
48,455	e	Hanesbrands, Inc	1,194
135,156		Hasbro, Inc	13,201
14,890		Leggett & Platt, Inc	711
741,563	*	Lululemon Athletica, Inc	46,162
6,134		Mattel, Inc	95
307,386	*	Michael Kors Holdings Ltd	14,708
158,396	*	Mohawk Industries, Inc	39,205
1,811,451		Nike, Inc (Class B)	93,924
22,533	*	NVR, Inc	64,332
7,661	e	Polaris Industries, Inc	801
4,918		Pool Corp	532
1,220,735		Pulte Homes, Inc	33,363
6,279	*	Skechers U.S.A., Inc (Class A)	157
940,800		Sony Corp	35,100
680,721	*,e	Tempur Sealy International, Inc	43,920
9,212		Toll Brothers, Inc	382
6,779		Tupperware Corp	419
17,492	*,e	Under Armour, Inc	263
17,254	*	Under Armour, Inc (Class A)	284
32,252		VF Corp	2,050
61,784		Whirlpool Corp	11,395
		TOTAL CONSUMER DURABLES & APPAREL	428,422

CONSUMER SERVICES - 3.2%
1,329,511		ARAMARK Holdings Corp	53,991
6,955	*	Bright Horizons Family Solutions	600
462,600		Brinker International, Inc	14,738
334,500		Carnival Corp	21,599
141,524	*	Chipotle Mexican Grill, Inc (Class A)	43,565
4,093		Choice Hotels International, Inc	262
17,205		Darden Restaurants, Inc	1,355
6,270		Domino’s Pizza, Inc	1,245
11,503		Dunkin Brands Group, Inc	611
11,036		Extended Stay America, Inc	221
4,878		H&R Block, Inc	129
280,715	*	Hilton Grand Vacations, Inc	10,844
23,414		Hilton Worldwide Holdings, Inc	1,626
1,310,000		ILG, Inc	35,016
226

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

405,845		Las Vegas Sands Corp	$26,039
1,278,781		Marriott International, Inc (Class A)	140,998
418,699		McDonald’s Corp	65,602
4,664,237	g	Merlin Entertainments plc	27,836
975,135		MGM Resorts International	31,780
203,355		Service Corp International	7,016
17,508	*	ServiceMaster Global Holdings, Inc	818
9,766		Six Flags Entertainment Corp	595
3,577,393		Starbucks Corp	192,142
5,166		Vail Resorts, Inc	1,179
23,946		Wendy’s	372
263,532		Wyndham Worldwide Corp	27,779
109,484		Wynn Resorts Ltd	16,304
507,473	*	Yum China Holdings, Inc	20,284
406,008		Yum! Brands, Inc	29,886
		TOTAL CONSUMER SERVICES	774,432

DIVERSIFIED FINANCIALS - 2.3%
444,608		Ameriprise Financial, Inc	66,029
3,955		BGC Partners, Inc (Class A)	57
90,957		Capital One Financial Corp	7,701
14,609		CBOE Holdings, Inc	1,572
215,598		Charles Schwab Corp	9,430
78,710	*	Credit Acceptance Corp	22,052
337,700		Discover Financial Services	21,775
410,900	*	E*TRADE Financial Corp	17,919
14,037		Eaton Vance Corp	693
5,078		Factset Research Systems, Inc	915
1,579		Federated Investors, Inc (Class B)	47
588,183		IntercontinentalExchange Group, Inc	40,408
8,944		Invesco Ltd	313
1,059,500		iShares Russell 1000 Growth Index Fund	132,501
13,396		Lazard Ltd (Class A)	606
1,428		Legg Mason, Inc	56
9,029		Leucadia National Corp	228
231,611		LPL Financial Holdings, Inc	11,944
4,958		MarketAxess Holdings, Inc	915
22,200		Moody’s Corp	3,091
1,988		Morningstar, Inc	169
74,857		MSCI, Inc (Class A)	8,751
5,112		Raymond James Financial, Inc	431
648,785		S&P Global, Inc	101,412
164,417		SEI Investments Co	10,039
156,643		State Street Corp	14,966
2,315,500		Synchrony Financial	71,896
4,863		T Rowe Price Group, Inc	441
30,213		TD Ameritrade Holding Corp	1,474
1,633		Voya Financial, Inc	65
		TOTAL DIVERSIFIED FINANCIALS	547,896

ENERGY - 1.0%
14,413	*	Antero Resources Corp	287
1,541		Apache Corp	70
355,620		Cabot Oil & Gas Corp	9,513
227

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

17,878	*	Cheniere Energy, Inc	$805
9,353	*,e	Chesapeake Energy Corp	40
12,063		Cimarex Energy Co	1,371
809,631	*	Concho Resources, Inc	106,644
3,913	*	Continental Resources, Inc	151
214,400		Devon Energy Corp	7,871
2,712	*	Diamondback Energy, Inc	266
680,247		EOG Resources, Inc	65,807
2,357	*	Gulfport Energy Corp	34
78,222		Halliburton Co	3,600
18,998	*	Laredo Petroleum Holdings, Inc	246
404,046	*	Newfield Exploration Co	11,988
50,448		Oneok, Inc	2,795
1,193,395	*	Parsley Energy, Inc	31,434
13,050	*	Rice Energy, Inc	378
4,906	e	RPC, Inc	122
7,971	*	RSP Permian, Inc	276
16,452		Williams Cos, Inc	494
		TOTAL ENERGY	244,192

FOOD & STAPLES RETAILING - 0.4%
882,669		Kroger Co	17,706
53,590	*	Rite Aid Corp	105
17,787	*	Sprouts Farmers Market, Inc	334
800,307		Sysco Corp	43,176
469,810		Walgreens Boots Alliance, Inc	36,279
		TOTAL FOOD & STAPLES RETAILING	97,600

FOOD, BEVERAGE & TOBACCO - 3.6%
625,987		Altria Group, Inc	39,700
800,000		Associated British Foods plc	34,249
11,434	*	Blue Buffalo Pet Products, Inc	324
250,000		British American Tobacco plc (ADR)	15,613
6,564		Brown-Forman Corp	366
23,012		Brown-Forman Corp (Class B)	1,250
274,190		Campbell Soup Co	12,838
961,543		Coca-Cola Co	43,279
21,620		Constellation Brands, Inc (Class A)	4,312
1,635,396		Costco Wholesale Corp	268,679
3,200,000		Davide Campari-Milano S.p.A	23,245
317,600		Dr Pepper Snapple Group, Inc	28,098
70,091		General Mills, Inc	3,628
52,680		Hershey Co	5,751
306,600		Ingredion, Inc	36,988
294,969		Kellogg Co	18,397
375,000		Kraft Heinz Co	29,081
253,402		Lamb Weston Holdings, Inc	11,882
15,710		McCormick & Co, Inc	1,612
2,864,361	*	Monster Beverage Corp	158,256
561,956		PepsiCo, Inc	62,619
119,994		Philip Morris International, Inc	13,321
52,894	*	Pilgrim’s Pride Corp	1,503
431,763		Pinnacle Foods, Inc	24,684
228

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

74,004	*	TreeHouse Foods, Inc	$5,012
384,200		Tyson Foods, Inc (Class A)	27,067
		TOTAL FOOD, BEVERAGE & TOBACCO	871,754

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
55,295	*	Abiomed, Inc	9,323
273,663		Aetna Inc	43,515
78,215	*	Align Technology, Inc	14,569
218,319		AmerisourceBergen Corp	18,066
190,500		Anthem, Inc	36,172
5,032	*	athenahealth, Inc	626
70,777		Bard (C.R.), Inc	22,684
613,959		Baxter International, Inc	38,526
29,878		Becton Dickinson & Co	5,855
182,867	*	Boston Scientific Corp	5,334
458,582	*	Centene Corp	44,377
1,202,047	*	Cerner Corp	85,730
738,637		Cigna Corp	138,081
4,929		Cooper Cos, Inc	1,169
11,391	*	DexCom, Inc	557
173,510	*	Edwards Lifesciences Corp	18,966
204,500	*	Envision Healthcare Corp	9,192
686,312	*	Express Scripts Holding Co	43,457
333,116	*	HCA Holdings, Inc	26,513
362,800		Healthsouth Corp	16,816
21,038	*	Henry Schein, Inc	1,725
7,670		Hill-Rom Holdings, Inc	568
699,950	*	Hologic, Inc	25,681
264,956		Humana, Inc	64,551
87,739	*	Idexx Laboratories, Inc	13,643
229,574	*	Intuitive Surgical, Inc	240,107
144,400	*	Laboratory Corp of America Holdings	21,800
1,014	*	LifePoint Hospitals, Inc	59
167,247		McKesson Corp	25,691
12,988		Medtronic plc	1,010
151,515	*	NuVasive, Inc	8,403
1,220		Patterson Cos, Inc	47
770,439	*	Premier, Inc	25,093
19,303		Resmed, Inc	1,486
45,440		Stryker Corp	6,453
1,125		Teleflex, Inc	272
1,882,373		UnitedHealth Group, Inc	368,662
219,300		Universal Health Services, Inc (Class B)	24,329
12,100	*	Varian Medical Systems, Inc	1,211
202,508	*	Veeva Systems, Inc	11,423
121,548	*	WellCare Health Plans, Inc	20,875
9,726		West Pharmaceutical Services, Inc	936
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,443,553

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
33,275		Church & Dwight Co, Inc	1,612
15,173		Clorox Co	2,001
17,652		Colgate-Palmolive Co	1,286
238,430		Energizer Holdings, Inc	10,980
229

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,750,657		Estee Lauder Cos (Class A)	$188,791
87,034	*,e	Herbalife Ltd	5,904
230,134		Kimberly-Clark Corp	27,082
1,136		Nu Skin Enterprises, Inc (Class A)	70
16,855		Procter & Gamble Co	1,533
185,549		Spectrum Brands, Inc	19,653
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	258,912

INSURANCE - 0.8%
221,113		Allstate Corp	20,323
364,569		American International Group, Inc	22,381
34,794		Aon plc	5,083
2,376	*	Arch Capital Group Ltd	234
16,592		Arthur J. Gallagher & Co	1,021
64,570		Aspen Insurance Holdings Ltd	2,609
61,632		Assurant, Inc	5,887
215,919		Chubb Ltd	30,779
2,273		Erie Indemnity Co (Class A)	274
321,525		Marsh & McLennan Cos, Inc	26,947
1,351,321		Progressive Corp	65,431
14		RenaissanceRe Holdings Ltd	2
122,463		XL Group Ltd	4,831
		TOTAL INSURANCE	185,802

MATERIALS - 3.5%
894,098		Albemarle Corp	121,875
2,206		Aptargroup, Inc	190
1,509		Ardagh Group S.A.	32
160,857		Avery Dennison Corp	15,819
30,259	*	Axalta Coating Systems Ltd	875
25,570		Ball Corp	1,056
1,792,387	*	Berry Plastics Group, Inc	101,539
11,470		Celanese Corp (Series A)	1,196
729,547		Chemours Co	36,922
394,423	*	Crown Holdings, Inc	23,555
703,949		DowDuPont, Inc	48,734
93,793		Eagle Materials, Inc	10,008
34,301		Ecolab, Inc	4,411
17,920		FMC Corp	1,600
738,452	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	10,368
28,544		Graphic Packaging Holding Co	398
1,210,055		Huntsman Corp	33,180
10,566		International Flavors & Fragrances, Inc	1,510
375,365		International Paper Co	21,328
396,704		LyondellBasell Industries AF S.C.A	39,294
7,585		Martin Marietta Materials, Inc	1,564
781,698		Monsanto Co	93,663
908		NewMarket Corp	387
1,261,300		Olin Corp	43,199
187,910	*	Owens-Illinois, Inc	4,728
12,445		Packaging Corp of America	1,427
10,639	*	Platform Specialty Products Corp	119
471,850		PPG Industries, Inc	51,271
230

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

33,510		Praxair, Inc	$4,683
2,964		Royal Gold, Inc	255
17,114		RPM International, Inc	879
5,554		Scotts Miracle-Gro Co (Class A)	541
13,824		Sealed Air Corp	591
341,418		Sherwin-Williams Co	122,241
9,259		Silgan Holdings, Inc	272
9,655		Southern Copper Corp (NY)	384
2,831		Steel Dynamics, Inc	98
144,802		Vulcan Materials Co	17,318
2,695		Westlake Chemical Corp	224
299,684		WR Grace & Co	21,622
		TOTAL MATERIALS	839,356

MEDIA - 2.9%
363,110	*	AMC Networks, Inc	21,231
632		Cable One, Inc	456
1,138,897		CBS Corp (Class B)	66,056
36,573	*	Charter Communications, Inc	13,291
8,013,001		Comcast Corp (Class A)	308,340
518,300	*,e	Discovery Communications, Inc (Class A)	11,035
372,326	*	DISH Network Corp (Class A)	20,191
843,249		Interpublic Group of Cos, Inc	17,531
5,157	*	Lions Gate Entertainment Corp (Class A)	172
7,458	*	Lions Gate Entertainment Corp (Class B)	237
310,427	*	Live Nation, Inc	13,519
223	*	Madison Square Garden Co	48
30,910		Omnicom Group, Inc	2,290
756	e	Regal Entertainment Group (Class A)	12
87,607		Scripps Networks Interactive (Class A)	7,525
184,540	e	Sirius XM Holdings, Inc	1,019
1,132,800		Time Warner, Inc	116,056
8,181		Twenty-First Century Fox, Inc	216
3,462		Twenty-First Century Fox, Inc (Class B)	89
757,400		Viacom, Inc (Class B)	21,086
766,764		Walt Disney Co	75,580
		TOTAL MEDIA	695,980

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
1,667,471		AbbVie, Inc	148,172
12,656	*,e	Acadia Pharmaceuticals, Inc	477
9,871		Agilent Technologies, Inc	634
4,831	*	Agios Pharmaceuticals, Inc	322
11,138	*	Akorn, Inc	370
962,700	*	Alexion Pharmaceuticals, Inc	135,057
20,990	*	Alkermes plc	1,067
528,226		Allergan plc	108,260
9,252	*	Alnylam Pharmaceuticals, Inc	1,087
414,831		Amgen, Inc	77,345
230,000		Bayer AG.	31,419
350,873	*	Biogen Idec, Inc	109,865
977,695	*	BioMarin Pharmaceutical, Inc	90,994
4,521		Bio-Techne Corp	547
14,268	*	Bioverativ, Inc	814
231

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

832,361		Bristol-Myers Squibb Co	$53,055
5,806		Bruker BioSciences Corp	173
2,040,368	*	Celgene Corp	297,526
156,015	*	Charles River Laboratories International, Inc	16,853
639,299		Eli Lilly & Co	54,686
39,230	*	Exelixis, Inc	951
678,168		Gilead Sciences, Inc	54,945
695,567	*	Illumina, Inc	138,557
38,294	*	Incyte Corp	4,470
2,104	*,e	Intercept Pharmaceuticals, Inc	122
3,081	*,e	Intrexon Corp	59
16,304	*	Ionis Pharmaceuticals, Inc	827
268,612		Ipsen	35,740
470,075	*	Jazz Pharmaceuticals plc	68,748
483,680		Johnson & Johnson	62,883
279,931		Lonza Group AG.	73,556
19,594		Merck & Co, Inc	1,255
3,348	*	Mettler-Toledo International, Inc	2,096
530,000	*	Mylan NV	16,626
70,219	*	Neurocrine Biosciences, Inc	4,303
421,708		Novo Nordisk AS	20,275
5,606	*,e	Opko Health, Inc	38
3,183		PerkinElmer, Inc	219
371,100		Pfizer, Inc	13,248
9,611		QIAGEN NV	303
343,847	*	Quintiles Transnational Holdings, Inc	32,689
146,124	*	Regeneron Pharmaceuticals, Inc	65,335
13,452	*	Seattle Genetics, Inc	732
5,132	*	TESARO, Inc	663
120,448		Thermo Fisher Scientific, Inc	22,789
796,637	*	Vertex Pharmaceuticals, Inc	121,121
31,553	*	Waters Corp	5,664
2,641,988		Zoetis, Inc	168,453
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,045,390

REAL ESTATE - 0.8%
280,315		American Tower Corp	38,313
3,550		Boston Properties, Inc	436
810,808	*	CBRE Group, Inc	30,713
4,606		Coresite Realty	515
53,706		Crown Castle International Corp	5,370
16,013		CubeSmart	416
10,652		CyrusOne, Inc	628
44,963		Digital Realty Trust, Inc	5,320
16,260		Douglas Emmett, Inc	641
10,380		Equinix, Inc	4,633
143,035		Equity Lifestyle Properties, Inc	12,169
76,148		Extra Space Storage, Inc	6,086
4,275		Federal Realty Investment Trust	531
249,560		Gaming and Leisure Properties, Inc	9,206
284,154		Hudson Pacific Properties	9,528
30,619		Iron Mountain, Inc	1,191
10,398		Lamar Advertising Co	713
232

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

870,000		MGM Growth Properties LLC	$26,283
55,371		Outfront Media, Inc	1,394
19,766		Public Storage, Inc	4,230
70,463	*,e	Redfin Corp	1,768
97,791	*	SBA Communications Corp	14,087
37,639		Simon Property Group, Inc	6,060
919		Tanger Factory Outlet Centers, Inc	22
3,452		Taubman Centers, Inc	172
		TOTAL REAL ESTATE	180,425

RETAILING - 9.4%
2,175		Advance Auto Parts, Inc	216
886,766	*	Amazon.com, Inc	852,493
500,000	*	ASOS plc	39,938
3,196	*	AutoZone, Inc	1,902
201,300		Best Buy Co, Inc	11,466
97,719	*	Burlington Stores, Inc	9,328
954,399	*	Carmax, Inc	72,353
1,320,637	*	Ctrip.com International Ltd (ADR)	69,650
8,077		Dick’s Sporting Goods, Inc	218
333,295		Dollar General Corp	27,014
257,135	*	Dollar Tree, Inc	22,325
829,497		Expedia, Inc	119,398
1,493	*	Floor & Decor Holdings, Inc	58
1,400		Foot Locker, Inc	49
2,425,829		Gap, Inc	71,635
7,479		Genuine Parts Co	715
4,001,000	*	Groupon, Inc	20,805
2,445,484		Home Depot, Inc	399,983
530,000		Industria De Diseno Textil S.A.	19,981
116,152		Kering	46,271
4,426		L Brands, Inc	184
1,540	*	Liberty Expedia Holdings, Inc	82
2,587,900	*	Liberty Interactive Corp	60,997
6,696	*	LKQ Corp	241
1,590,284		Lowe’s Companies, Inc	127,127
10,341	*	Michaels Cos, Inc	222
689,285	*	NetFlix, Inc	125,002
15,183		Nordstrom, Inc	716
11,543	*	O’Reilly Automotive, Inc	2,486
22,767	*	Priceline.com, Inc	41,682
316,097		Ross Stores, Inc	20,410
4,314	*	Sally Beauty Holdings, Inc	85
400,000		Tiffany & Co	36,712
864,685		TJX Companies, Inc	63,753
17,493		Tractor Supply Co	1,107
7,948	*	TripAdvisor, Inc	322
7,886	*	Ulta Beauty, Inc	1,783
4,937	*	Wayfair, Inc	333
2,550		Williams-Sonoma, Inc	127
		TOTAL RETAILING	2,269,169

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
1,627,583	*	Advanced Micro Devices, Inc	20,752
233

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

48,881		Analog Devices, Inc	$4,212
5,246,947		Applied Materials, Inc	273,313
1,483,218		Broadcom Ltd	359,740
9,078	*	Cavium, Inc	599
595,436		Cypress Semiconductor Corp	8,943
399,900		Intel Corp	15,228
308,364		Kla-Tencor Corp	32,687
546,673		Lam Research Corp	101,156
391,857		Maxim Integrated Products, Inc	18,696
220,918		Microchip Technology, Inc	19,834
105,730	*	Micron Technology, Inc	4,158
212,325	*	Microsemi Corp	10,931
647,988		NVIDIA Corp	115,841
25,405	*	NXP Semiconductors NV	2,873
55,835	*	ON Semiconductor Corp	1,031
8,177	*	Qorvo, Inc	578
248,400		Qualcomm, Inc	12,877
8,700		Samsung Electronics Co Ltd	19,577
95,097		Skyworks Solutions, Inc	9,690
26,356		Teradyne, Inc	983
408,224		Texas Instruments, Inc	36,593
1,512		Versum Materials, Inc	59
31,207		Xilinx, Inc	2,210
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,072,561

SOFTWARE & SERVICES - 31.2%
489,098		Accenture plc	66,062
1,635,007		Activision Blizzard, Inc	105,474
2,111,060	*	Adobe Systems, Inc	314,928
422,086	*	Alibaba Group Holding Ltd (ADR)	72,898
40,125		Alliance Data Systems Corp	8,890
422,180	*	Alphabet, Inc (Class A)	411,085
897,087	*	Alphabet, Inc (Class C)	860,405
356,691		Amdocs Ltd	22,942
11,209	*	Ansys, Inc	1,376
9,406	*	Atlassian Corp plc	331
22,677	*	Autodesk, Inc	2,546
68,736		Automatic Data Processing, Inc	7,514
160,000	*	Baidu, Inc (ADR)	39,630
4,404	*	Black Knight Financial Services, Inc	190
267,444		Booz Allen Hamilton Holding Co	10,000
135,508		Broadridge Financial Solutions, Inc	10,952
37,227	*	Cadence Design Systems, Inc	1,469
160,336		CDK Global, Inc	10,116
239,800	*	Check Point Software Technologies	27,342
500,000	*	Cimpress NV	48,830
242,168	*	Citrix Systems, Inc	18,603
157,247		Cognizant Technology Solutions Corp (Class A)	11,407
4,182	*	CoStar Group, Inc	1,122
440,636		CSRA, Inc	14,219
204,916	*	Dell Technologies, Inc-VMware Inc	15,822
959		DST Systems, Inc	53
1,028,311		DXC Technology Co	88,311
234

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

3,766,698	*	eBay, Inc	$144,867
289,011	*	Electronic Arts, Inc	34,121
66,473	*	Euronet Worldwide, Inc	6,301
5,204,590	*	Facebook, Inc	889,308
227,808		Fidelity National Information Services, Inc	21,275
532,282	*	First American Corp	24,602
384,242	*	First Data Corp	6,932
28,318	*	Fiserv, Inc	3,652
292,226	*	FleetCor Technologies, Inc	45,228
20,721	*	Fortinet, Inc	743
570,579	*	Gartner, Inc	70,986
440,775		Genpact Ltd	12,672
254,567		Global Payments, Inc	24,191
228,258	*	GoDaddy, Inc	9,931
1,120,000	*	GrubHub, Inc	58,979
4,457	*	Guidewire Software, Inc	347
1,554,608	*	IAC/InterActiveCorp	182,791
643,303		International Business Machines Corp	93,330
3,032,890		Intuit, Inc	431,095
9,968		Jack Henry & Associates, Inc	1,025
233,700		Leidos Holdings, Inc	13,840
65,552		LogMeIn, Inc	7,214
9,206	*	Manhattan Associates, Inc	383
2,723,272		MasterCard, Inc (Class A)	384,526
5,598	*,e	Match Group, Inc	130
15,225,670		Microsoft Corp	1,134,160
94,500		Netease.com (ADR)	24,930
2,219,630		Oracle Corp	107,319
26,341	*	Pandora Media, Inc	203
43,000		Paychex, Inc	2,578
4,475,222	*	PayPal Holdings, Inc	286,549
16,291	*	PTC, Inc	917
611,254	*	Red Hat, Inc	67,764
21,432		Sabre Corp	388
3,096,545	*	salesforce.com, Inc	289,279
865,243	g	Scout24 AG.	35,404
222,323	*	ServiceNow, Inc	26,130
17,996	*	Splunk, Inc	1,195
419,370	*	Square, Inc	12,082
224,010		SS&C Technologies Holdings, Inc	8,994
81,631		Symantec Corp	2,678
71,133	*	Synopsys, Inc	5,728
55,090	*	Tableau Software, Inc	4,126
138,795	*	Take-Two Interactive Software, Inc	14,189
4,581,903		Tencent Holdings Ltd	200,324
420,200	*	Teradata Corp	14,199
307,832		Total System Services, Inc	20,163
6,460	*	Twitter, Inc	109
4,465	*	Tyler Technologies, Inc	778
4,036	*	Ultimate Software Group, Inc	765
21,234	*	Vantiv, Inc	1,496
74,592	*	VeriSign, Inc	7,936
5,310,709		Visa, Inc (Class A)	558,899
292,998	*,e	VMware, Inc (Class A)	31,992
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

65,154		Western Union Co	$1,251
4,150	*	WEX, Inc	466
102,247	*	Workday, Inc	10,776
5,565	*	Zillow Group, Inc	223
9,570	*	Zillow Group, Inc (Class C)	385
		TOTAL SOFTWARE & SERVICES	7,515,361

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
263,465		Amphenol Corp (Class A)	22,300
7,390,149	d	Apple, Inc	1,138,970
109,994	*	Arista Networks, Inc	20,856
373,100	*	ARRIS International plc	10,630
21,174		CDW Corp	1,397
417,200	*	Ciena Corp	9,166
11,467		Cognex Corp	1,265
3,463	*	Coherent, Inc	814
417,165	*	CommScope Holding Co, Inc	13,854
8,049		Corning, Inc	241
85,150	*	F5 Networks, Inc	10,266
9,477		Flir Systems, Inc	369
4,242		Harris Corp	559
4,681	*	IPG Photonics Corp	866
357,200	*	Lumentum Holdings, Inc	19,414
102,944		Motorola, Inc	8,737
10,980		National Instruments Corp	463
234,183	*	NCR Corp	8,786
30,425		NetApp, Inc	1,331
101,544	*	Palo Alto Networks, Inc	14,632
26,987	*	Trimble Navigation Ltd	1,059
33,639		Universal Display Corp	4,334
180,970		Western Digital Corp	15,636
47,603	*	Zebra Technologies Corp (Class A)	5,169
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,311,114

TELECOMMUNICATION SERVICES - 0.7%
680,100		AT&T, Inc	26,640
326,900	e	CenturyLink, Inc	6,178
1,692,210	*	T-Mobile US, Inc	104,342
577,552		Verizon Communications, Inc	28,583
24,388	*	Zayo Group Holdings, Inc	839
		TOTAL TELECOMMUNICATION SERVICES	166,582

TRANSPORTATION - 2.2%
166,485		Alaska Air Group, Inc	12,698
475,117		American Airlines Group, Inc	22,563
18,714		CH Robinson Worldwide, Inc	1,424
347		Copa Holdings S.A. (Class A)	43
104,588		CSX Corp	5,675
1,676,395		Delta Air Lines, Inc	80,836
16,934		Expeditors International of Washington, Inc	1,014
644,254		FedEx Corp	145,331
11,952		J.B. Hunt Transport Services, Inc	1,328
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY			VALUE (000)

5,711		Landstar System, Inc			$569
5,213		Old Dominion Freight Line			574
610,867		Southwest Airlines Co			34,196
600,000	*	Spirit Airlines, Inc			20,046
1,406,461		Union Pacific Corp			163,107
115,200	*	United Continental Holdings, Inc			7,013
406,726		United Parcel Service, Inc (Class B)			48,844
10,372	*	XPO Logistics, Inc			703
		TOTAL TRANSPORTATION			545,964

UTILITIES - 0.0%
6,419		NRG Energy, Inc			164
		TOTAL UTILITIES			164
		TOTAL COMMON STOCKS			23,920,814
		(Cost $17,980,583)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.0%
$600,000		Federal Home Loan Bank (FHLB)	0.700%	10/02/17	600
		TOTAL GOVERNMENT AGENCY DEBT			600

TREASURY DEBT - 0.7%
17,600,000		United States Treasury Bill	1.008	10/05/17	17,599
64,305,000		United States Treasury Bill	0.926-0.942	10/12/17	64,289
20,600,000		United States Treasury Bill	0.927-0.971	10/26/17	20,587
63,700,000		United States Treasury Bill	0.983	11/30/17	63,597
		TOTAL TREASURY DEBT			166,072

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
24,555,730	c	State Street Navigator Securities Lending Government Money Market Portfolio			24,556
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			24,556
		TOTAL SHORT-TERM INVESTMENTS			191,228
		(Cost $191,223)

		TOTAL INVESTMENTS - 100.0%			24,112,042
		(Cost $18,171,806)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			(4,493)
		NET ASSETS - 100.0%			$24,107,549
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,910,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities was $63,240,000 or 0.3% of net assets.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2017 were as follows (dollar amounts are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	650	12/15/17	$80,074	$81,773	$1,699

238

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2017

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.0%
67,741		Adient plc	$5,690
60,325	*	American Axle & Manufacturing Holdings, Inc	1,061
153,664		BorgWarner, Inc	7,872
37,696	e	Cooper Tire & Rubber Co	1,410
12,534	*	Cooper-Standard Holding, Inc	1,454
105,026		Dana Holding Corp	2,937
193,499		Delphi Automotive plc	19,040
19,677	*	Dorman Products, Inc	1,409
2,750,403		Ford Motor Co	32,922
25,297	*	Fox Factory Holding Corp	1,090
934,994		General Motors Co	37,755
199,630		Gentex Corp	3,953
26,543	*	Gentherm, Inc	986
180,979		Goodyear Tire & Rubber Co	6,018
126,967		Harley-Davidson, Inc	6,121
18,367	*	Horizon Global Corp	324
17,506		LCI Industries, Inc	2,028
49,122		Lear Corp	8,502
36,302	*	Modine Manufacturing Co	699
13,147	*	Motorcar Parts of America, Inc	387
5,808	*	Shiloh Industries, Inc	60
24,709		Spartan Motors, Inc	273
15,087		Standard Motor Products, Inc	728
20,247	*	Stoneridge, Inc	401
17,815		Superior Industries International, Inc	297
38,429		Tenneco, Inc	2,331
93,829	*	Tesla, Inc	32,005
35,644		Thor Industries, Inc	4,488
15,398		Tower International, Inc	419
22,699	*	Visteon Corp	2,809
14,882	*	VOXX International Corp (Class A)	127
22,457		Winnebago Industries, Inc	1,005
		TOTAL AUTOMOBILES & COMPONENTS	186,601

BANKS - 6.8%
12,408		1st Source Corp	630
10,115		Access National Corp	290
4,570		ACNB Corp	127
7,958	*	Allegiance Bancshares, Inc	293
5,882		American National Bankshares, Inc	242
26,136		Ameris Bancorp	1,255
7,069		Ames National Corp	211
7,945		Arrow Financial Corp	273
2,122	*	ASB Bancorp, Inc	96
239

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

110,942		Associated Banc-Corp	$2,690
66,701		Astoria Financial Corp	1,434
14,762	*	Atlantic Capital Bancshares, Inc	268
31,112	e	Banc of California, Inc	646
11,574		Bancfirst Corp	657
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	632
62,103		Bancorpsouth, Inc	1,990
34,155		Bank Mutual Corp	347
7,078,963		Bank of America Corp	179,381
11,787	e	Bank of Commerce Holdings	136
30,368		Bank of Hawaii Corp	2,531
3,864		Bank of Marin Bancorp	265
38,856		Bank of NT Butterfield & Son Ltd	1,424
82,422		Bank of the Ozarks, Inc	3,960
12,265		BankFinancial Corp	195
74,384		BankUnited	2,646
3,897		Bankwell Financial Group, Inc	144
23,725		Banner Corp	1,454
11,016		Bar Harbor Bankshares	345
584,468		BB&T Corp	27,435
7,059		BCB Bancorp, Inc	98
15,407		Bear State Financial, Inc	158
51,465		Beneficial Bancorp, Inc	854
22,749		Berkshire Hills Bancorp, Inc	882
17,706		Blue Hills Bancorp, Inc	340
43,167	*,e	BofI Holding, Inc	1,229
18,057		BOK Financial Corp	1,609
59,217		Boston Private Financial Holdings, Inc	980
13,328		Bridge Bancorp, Inc	452
54,590		Brookline Bancorp, Inc	846
12,987		Bryn Mawr Bank Corp	569
6,346	*	BSB Bancorp, Inc	190
5,576	*	Byline Bancorp, Inc	119
2,353		C&F Financial Corp	129
6,593	*	Cadence BanCorp	151
11,436		Camden National Corp	499
20,990		Capital Bank Financial Corp	862
9,158		Capital City Bank Group, Inc	220
92,364		Capitol Federal Financial	1,358
5,956	*	Capstar Financial Holdings, Inc	117
10,298		Carolina Financial Corp	369
54,668		Cathay General Bancorp	2,198
38,989		Centerstate Banks of Florida, Inc	1,045
21,511		Central Pacific Financial Corp	692
6,214		Central Valley Community Bancorp	139
2,245		Century Bancorp, Inc	180
9,348		Charter Financial Corp	173
48,933		Chemical Financial Corp	2,557
2,189		Chemung Financial Corp	103
97,089		CIT Group, Inc	4,762
1,949,116		Citigroup, Inc	141,779
9,568		Citizens & Northern Corp	235
365,180		Citizens Financial Group, Inc	13,829
10,955		City Holding Co	788
240

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,262	e	Civista Bancshares, Inc	$162
16,962		Clifton Bancorp, Inc	284
9,772		CNB Financial Corp	267
26,184		CoBiz, Inc	514
5,854		Codorus Valley Bancorp, Inc	180
42,696		Columbia Banking System, Inc	1,798
126,545		Comerica, Inc	9,650
62,894		Commerce Bancshares, Inc	3,633
4,712		Commerce Union Bancshares, Inc	109
35,397		Community Bank System, Inc	1,956
15,668	*	Community Bankers Trust Corp	144
2,846		Community Financial Corp	101
11,638		Community Trust Bancorp, Inc	541
21,722		ConnectOne Bancorp, Inc	534
3,700		County Bancorp, Inc	111
12,656	*	CU Bancorp	491
40,574		Cullen/Frost Bankers, Inc	3,851
19,196	*	Customers Bancorp, Inc	626
75,634		CVB Financial Corp	1,828
23,810		Dime Community Bancshares	512
2,089		DNB Financial Corp	74
22,688	*	Eagle Bancorp, Inc	1,521
102,610		East West Bancorp, Inc	6,134
4,525	*	Entegra Financial Corp	113
6,481		Enterprise Bancorp, Inc	235
16,077		Enterprise Financial Services Corp	681
7,477	*	Equity Bancshares, Inc	266
6,121		ESSA Bancorp, Inc	96
55,323	*	Essent Group Ltd	2,241
3,168		Evans Bancorp, Inc	137
6,654	e	Farmers & Merchants Bancorp, Inc	243
5,336		Farmers Capital Bank Corp	224
18,150		Farmers National Banc Corp	273
4,563	*	FB Financial Corp	172
25,303	*	FCB Financial Holdings, Inc	1,222
6,481		Federal Agricultural Mortgage Corp (Class C)	471
15,456		Fidelity Southern Corp	365
541,258		Fifth Third Bancorp	15,144
10,211		Financial Institutions, Inc	294
17,372		First Bancorp (NC)	598
114,850	*	First Bancorp (Puerto Rico)	588
6,485		First Bancorp, Inc	197
6,018		First Bancshares, Inc	181
26,747		First Busey Corp	839
6,176		First Business Financial Services, Inc	140
5,135		First Citizens Bancshares, Inc (Class A)	1,920
69,402		First Commonwealth Financial Corp	981
12,139		First Community Bancshares, Inc	353
10,568		First Connecticut Bancorp	283
7,726		First Defiance Financial Corp	406
44,691		First Financial Bancorp	1,169
46,159	e	First Financial Bankshares, Inc	2,086
8,330		First Financial Corp	396
241

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,257		First Financial Northwest, Inc	$106
19,660	*	First Foundation, Inc	352
2,748	e	First Guaranty Bancshares, Inc	74
38,811		First Hawaiian, Inc	1,176
168,308		First Horizon National Corp	3,223
4,089		First Internet Bancorp	132
18,329		First Interstate Bancsystem, Inc	701
29,933		First Merchants Corp	1,285
7,120		First Mid-Illinois Bancshares, Inc	273
73,424		First Midwest Bancorp, Inc	1,720
7,602	*	First Northwest Bancorp	130
15,462		First of Long Island Corp	471
112,613		First Republic Bank	11,764
15,789	*	Flagstar Bancorp, Inc	560
20,105		Flushing Financial Corp	598
3,521		FNB Bancorp	119
228,101		FNB Corp	3,200
8,854	*	Franklin Financial Network, Inc	316
119,869		Fulton Financial Corp	2,248
14,703		German American Bancorp, Inc	559
55,696		Glacier Bancorp, Inc	2,103
7,809		Great Southern Bancorp, Inc	435
42,914		Great Western Bancorp, Inc	1,771
14,667	*	Green Bancorp, Inc	347
2,003	e	Greene County Bancorp, Inc	60
16,942		Guaranty Bancorp	471
1,224		Guaranty Bancshares, Inc	39
59,807		Hancock Holding Co	2,898
23,963		Hanmi Financial Corp	742
9,284	*	HarborOne Bancorp, Inc	175
17,800		Heartland Financial USA, Inc	879
25,661		Heritage Commerce Corp	365
22,188		Heritage Financial Corp	655
54,190		Hilltop Holdings, Inc	1,409
997		Hingham Institution for Savings	190
4,264		Home Bancorp, Inc	178
112,204		Home Bancshares, Inc	2,830
15,022	*	HomeStreet, Inc	406
13,541	*	HomeTrust Bancshares, Inc	347
93,574		Hope Bancorp, Inc	1,657
15,512		Horizon Bancorp	452
6,001	*,e	Howard Bancorp, Inc	125
777,316		Huntington Bancshares, Inc	10,851
35,117		IBERIABANK Corp	2,885
6,123	*,e	Impac Mortgage Holdings, Inc	80
19,246		Independent Bank Corp (MA)	1,437
17,558		Independent Bank Corp (MI)	398
12,630		Independent Bank Group, Inc	762
40,567		International Bancshares Corp	1,627
5,550	e	Investar Holding Corp	134
186,863		Investors Bancorp, Inc	2,549
2,532,916		JPMorgan Chase & Co	241,919
63,473		Kearny Financial Corp	974
786,500		Keycorp	14,802
242

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,502		Lakeland Bancorp, Inc	$663
18,387		Lakeland Financial Corp	896
6,780		LCNB Corp	142
33,647		LegacyTexas Financial Group, Inc	1,343
4,628	*,e	LendingTree, Inc	1,131
14,926	e	Live Oak Bancshares, Inc	350
104,364		M&T Bank Corp	16,807
19,210		Macatawa Bank Corp	197
16,944		MainSource Financial Group, Inc	608
4,666	*	Malvern Bancorp, Inc	125
58,413		MB Financial, Inc	2,630
13,586		MBT Financial Corp	149
12,428		Mercantile Bank Corp	434
35,757		Meridian Bancorp, Inc	667
6,858		Meta Financial Group, Inc	538
258,262	*	MGIC Investment Corp	3,236
1,778		Middlefield Banc Corp	82
10,800		Midland States Bancorp, Inc	342
6,195	e	Midsouth Bancorp, Inc	75
7,821		MidWestOne Financial Group, Inc	264
3,816		MutualFirst Financial, Inc	147
19,324		National Bank Holdings Corp	690
5,351	e	National Bankshares, Inc	241
7,588	*	National Commerce Corp	325
20,936	*	Nationstar Mortgage Holdings, Inc	389
31,726		NBT Bancorp, Inc	1,165
345,387		New York Community Bancorp, Inc	4,452
6,480	*	Nicolet Bankshares, Inc	373
38,864	*	NMI Holdings, Inc	482
5,235		Northeast Bancorp	137
33,024		Northfield Bancorp, Inc	573
5,019		Northrim BanCorp, Inc	175
69,442		Northwest Bancshares, Inc	1,199
4,425	e	Norwood Financial Corp	135
22,825		OceanFirst Financial Corp	627
33,903		OFG Bancorp	310
3,155	e	Ohio Valley Banc Corp	115
6,461		Old Line Bancshares, Inc	181
90,192		Old National Bancorp	1,650
2,349		Old Point Financial Corp	76
21,667		Old Second Bancorp, Inc	291
14,808		Opus Bank	355
26,521		Oritani Financial Corp	446
5,318		Orrstown Financial Services, Inc	132
14,467		Pacific Continental Corp	390
11,579	*	Pacific Mercantile Bancorp	106
28,237	*	Pacific Premier Bancorp, Inc	1,066
85,767		PacWest Bancorp	4,332
3,093	*	Paragon Commercial Corp	175
9,690		Park National Corp	1,046
38,548		Park Sterling Bank	479
3,798		Parke Bancorp, Inc	84
13,465	*	PCSB Financial Corp	254
243

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,582		Peapack Gladstone Financial Corp	$391
2,964		Penns Woods Bancorp, Inc	138
9,540	*,e	PennyMac Financial Services, Inc	170
2,960	e	Peoples Bancorp of North Carolina, Inc	105
12,623		Peoples Bancorp, Inc	424
5,712	e	Peoples Financial Services Corp	273
249,097		People’s United Financial, Inc	4,519
9,341		People’s Utah Bancorp	303
36,552	*	PHH Corp	509
51,567		Pinnacle Financial Partners, Inc	3,452
347,558		PNC Financial Services Group, Inc	46,840
72,890		Popular, Inc	2,620
8,859		Preferred Bank	535
6,765		Premier Financial Bancorp, Inc	147
48,016		Prosperity Bancshares, Inc	3,156
3,260	*	Provident Bancorp, Inc	75
4,497		Provident Financial Holdings, Inc	88
45,191		Provident Financial Services, Inc	1,205
6,101		Prudential Bancorp, Inc	113
8,729		QCR Holdings, Inc	397
152,459		Radian Group, Inc	2,849
866,166		Regions Financial Corp	13,192
30,881		Renasant Corp	1,325
6,104		Republic Bancorp, Inc (Class A)	237
34,776	*,e	Republic First Bancorp, Inc	322
13,238		Riverview Bancorp, Inc	111
25,676		S&T Bancorp, Inc	1,016
17,394		Sandy Spring Bancorp, Inc	721
28,631	*	Seacoast Banking Corp of Florida	684
32,848		ServisFirst Bancshares, Inc	1,276
8,913		Shore Bancshares, Inc	148
8,511		SI Financial Group, Inc	127
8,919		Sierra Bancorp	242
38,410	*	Signature Bank	4,918
22,158		Simmons First National Corp (Class A)	1,283
5,382	*	SmartFinancial, Inc	129
20,830		South State Corp	1,876
4,079	*	Southern First Bancshares, Inc	148
4,139		Southern Missouri Bancorp, Inc	151
8,140		Southern National Bancorp of Virginia, Inc	138
20,042		Southside Bancshares, Inc	729
13,968		Southwest Bancorp, Inc	385
26,403		State Bank & Trust Co	756
94,618		Sterling Bancorp/DE	2,332
16,305		Stock Yards Bancorp, Inc	620
6,101		Summit Financial Group, Inc	157
8,249		Sun Bancorp, Inc	205
5,047	*	Sunshine Bancorp, Inc	117
347,747		SunTrust Banks, Inc	20,785
38,070	*	SVB Financial Group	7,122
87,326		Synovus Financial Corp	4,022
116,646		TCF Financial Corp	1,988
5,870		Territorial Bancorp, Inc	185
35,836	*	Texas Capital Bancshares, Inc	3,075
244

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,383		TFS Financial Corp	$555
35,393	*	The Bancorp, Inc	293
4,645		Timberland Bancorp, Inc	146
10,641		Tompkins Trustco, Inc	917
41,087		TowneBank	1,376
15,762		Trico Bancshares	642
16,178	*	Tristate Capital Holdings, Inc	370
10,668	*	Triumph Bancorp, Inc	344
71,043		Trustco Bank Corp NY	632
49,168		Trustmark Corp	1,628
5,127	e	Two River Bancorp	102
32,550		UMB Financial Corp	2,425
161,706		Umpqua Holdings Corp	3,155
31,837		Union Bankshares Corp	1,124
2,885		Union Bankshares, Inc	140
72,013		United Bankshares, Inc	2,675
51,942		United Community Banks, Inc	1,482
34,307		United Community Financial Corp	329
36,948		United Financial Bancorp, Inc (New)	676
9,461	e	United Security Bancshares	90
5,346		Unity Bancorp, Inc	106
19,117		Univest Corp of Pennsylvania	612
1,125,324		US Bancorp	60,306
184,651		Valley National Bancorp	2,225
10,468	*	Veritex Holdings, Inc	282
19,235	*	Walker & Dunlop, Inc	1,007
64,862		Washington Federal, Inc	2,183
10,818		Washington Trust Bancorp, Inc	619
5,982		WashingtonFirst Bankshares, Inc	213
19,189		Waterstone Financial, Inc	374
67,195		Webster Financial Corp	3,531
3,214,044		Wells Fargo & Co	177,254
30,103		WesBanco, Inc	1,235
11,970		West Bancorporation, Inc	292
18,981	e	Westamerica Bancorporation	1,130
68,448	*	Western Alliance Bancorp	3,633
19,137		Western New England Bancorp, Inc	209
38,890		Wintrust Financial Corp	3,045
144,782	*,e	WMIH Corp	138
21,617		WSFS Financial Corp	1,054
3,104	*	Xenith Bankshares, Inc	101
143,120		Zions Bancorporation	6,752
		TOTAL BANKS	1,283,312

CAPITAL GOODS - 7.8%
415,203		3M Co	87,151
102,553		A.O. Smith Corp	6,095
29,877		Aaon, Inc	1,030
23,226		AAR Corp	878
43,959		Actuant Corp (Class A)	1,125
31,787		Acuity Brands, Inc	5,444
24,758		Advanced Drainage Systems, Inc	501
110,795	*	Aecom Technology Corp	4,078
245

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,436	*	Aegion Corp	$569
49,582	*	Aerojet Rocketdyne Holdings, Inc	1,736
14,335	*	Aerovironment, Inc	776
48,271		AGCO Corp	3,561
69,836		Air Lease Corp	2,976
34,921		Aircastle Ltd	778
6,904		Alamo Group, Inc	741
21,082		Albany International Corp (Class A)	1,210
69,239		Allegion plc	5,987
4,493		Allied Motion Technologies, Inc	114
93,636		Allison Transmission Holdings, Inc	3,514
20,276		Altra Holdings, Inc	975
13,776	*	Ameresco, Inc	107
2,958	e	American Railcar Industries, Inc	114
10,171	*	American Woodmark Corp	979
163,351		Ametek, Inc	10,788
20,270		Apogee Enterprises, Inc	978
27,154		Applied Industrial Technologies, Inc	1,787
283,755		Arconic, Inc	7,060
10,471		Argan, Inc	704
17,658	*	Armstrong Flooring, Inc	278
31,329	*	Armstrong World Industries, Inc	1,606
15,250		Astec Industries, Inc	854
15,755	*	Astronics Corp	469
23,836	*	Atkore International Group, Inc	465
38,585	*,e	Axon Enterprise, Inc	875
19,364		AZZ, Inc	943
36,264		Barnes Group, Inc	2,554
41,684	*	Beacon Roofing Supply, Inc	2,136
3,967	*,e	Blue Bird Corp	82
47,040	*	BMC Stock Holdings, Inc	1,004
401,297		Boeing Co	102,014
30,438		Briggs & Stratton Corp	715
67,070	*	Builders FirstSource, Inc	1,207
66,179		BWX Technologies, Inc	3,707
14,163	*	Caesarstone Sdot-Yam Ltd	422
8,775	*	CAI International, Inc	266
45,574		Carlisle Cos, Inc	4,571
410,346		Caterpillar, Inc	51,174
22,344	*	Chart Industries, Inc	877
72,289	e	Chicago Bridge & Iron Co NV	1,214
12,045		CIRCOR International, Inc	656
64,286	*	Colfax Corp	2,677
14,727		Columbus McKinnon Corp	558
27,143		Comfort Systems USA, Inc	969
18,016	*	Commercial Vehicle Group, Inc	132
28,296	*	Continental Building Products Inc	736
35,538		Crane Co	2,843
10,574	*	CSW Industrials, Inc	469
18,660		Cubic Corp	952
110,586		Cummins, Inc	18,582
31,189		Curtiss-Wright Corp	3,261
225,512		Deere & Co	28,322
44,391	*	DigitalGlobe, Inc	1,565
246

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,586		DMC Global, Inc	$162
93,644		Donaldson Co, Inc	4,302
16,771		Douglas Dynamics, Inc	661
111,198		Dover Corp	10,162
8,048	*	Ducommun, Inc	258
11,117	*	DXP Enterprises, Inc	350
22,099	*	Dycom Industries, Inc	1,898
3,733		Eastern Co	107
315,099		Eaton Corp	24,196
42,506		EMCOR Group, Inc	2,949
463,413		Emerson Electric Co	29,121
15,305		Encore Wire Corp	685
11,608	*,e	Energous Corp	147
24,905	*,e	Energy Recovery, Inc	197
31,570		EnerSys	2,184
12,394	*	Engility Holdings, Inc	430
15,803		EnPro Industries, Inc	1,273
2,576	e	EnviroStar, Inc	71
85,898		Equifax, Inc	9,104
18,556		ESCO Technologies, Inc	1,112
18,922	*	Esterline Technologies Corp	1,706
207,374		Fastenal Co	9,452
42,557		Federal Signal Corp	906
94,563		Flowserve Corp	4,027
101,648		Fluor Corp	4,279
221,404		Fortive Corp	15,673
109,918		Fortune Brands Home & Security, Inc	7,390
9,256	*,e	Foundation Building Materials, Inc	131
34,098		Franklin Electric Co, Inc	1,529
9,868		Freightcar America, Inc	193
30,022	*	Gardner Denver Holdings, Inc	826
28,224	e	GATX Corp	1,737
4,980	*	Gencor Industries, Inc	88
41,949	*	Generac Holdings, Inc	1,927
37,226		General Cable Corp	702
183,574		General Dynamics Corp	37,739
6,272,735		General Electric Co	151,675
22,869	*	Gibraltar Industries, Inc	712
16,574		Global Brass & Copper Holdings, Inc	560
17,148	*	GMS, Inc	607
14,132		Gorman-Rupp Co	460
39,043		Graco, Inc	4,829
7,763		Graham Corp	162
29,395		Granite Construction, Inc	1,703
44,924	*	Great Lakes Dredge & Dock Corp	218
19,838	e	Greenbrier Cos, Inc	955
20,793		Griffon Corp	462
23,777		H&E Equipment Services, Inc	694
8,975		Hardinge, Inc	137
59,172	*	Harsco Corp	1,237
26,381	*	HC2 Holdings, Inc	139
145,889	*	HD Supply Holdings, Inc	5,262
16,890		HEICO Corp	1,517
247

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,908		HEICO Corp (Class A)	$2,660
17,889	*	Herc Holdings, Inc	879
65,563		Hexcel Corp	3,765
44,280		Hillenbrand, Inc	1,720
542,447		Honeywell International, Inc	76,886
38,998		Hubbell, Inc	4,525
32,812		Huntington Ingalls	7,430
4,796		Hurco Cos, Inc	200
16,053	*,e	Huttig Building Products, Inc	113
7,224		Hyster-Yale Materials Handling, Inc	552
54,355		IDEX Corp	6,603
5,334	*	IES Holdings, Inc	92
219,833		Illinois Tool Works, Inc	32,527
184,527		Ingersoll-Rand plc	16,454
13,472		Insteel Industries, Inc	352
62,449		ITT, Inc	2,765
85,068		Jacobs Engineering Group, Inc	4,957
15,238	*	JELD-WEN Holding, Inc	541
22,550		John Bean Technologies Corp	2,280
676,085		Johnson Controls International plc	27,239
8,084		Kadant, Inc	797
17,941		Kaman Corp	1,001
104,383		KBR, Inc	1,866
56,290		Kennametal, Inc	2,271
35,741	*,e	KEYW Holding Corp, The	272
37,311	*	KLX, Inc	1,975
50,983	*	Kratos Defense & Security Solutions, Inc	667
55,566		L3 Technologies, Inc	10,470
4,456	*	Lawson Products, Inc	112
13,681	*	Layne Christensen Co	172
5,677	*	LB Foster Co (Class A)	129
28,023		Lennox International, Inc	5,015
42,666		Lincoln Electric Holdings, Inc	3,912
7,711		Lindsay Corp	709
177,944		Lockheed Martin Corp	55,214
16,944		LSI Industries, Inc	112
12,223	*	Lydall, Inc	700
90,522		Manitowoc Co, Inc	815
229,109		Masco Corp	8,938
21,549	*	Masonite International Corp	1,491
48,078	*	Mastec, Inc	2,231
33,690	*	Mercury Systems, Inc	1,748
60,412	*	Meritor, Inc	1,571
40,281	*	Middleby Corp	5,163
31,692	*	Milacron Holdings Corp	534
7,280		Miller Industries, Inc	203
22,998	*	Moog, Inc (Class A)	1,919
64,419	*	MRC Global, Inc	1,127
31,901		MSC Industrial Direct Co (Class A)	2,411
40,743		Mueller Industries, Inc	1,424
114,327		Mueller Water Products, Inc (Class A)	1,463
10,993	*	MYR Group, Inc	320
3,534	e	National Presto Industries, Inc	376
35,673	*	Navistar International Corp	1,572
248

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,151	*	NCI Building Systems, Inc	$455
3,937	*	Neff Corp	98
18,421	*	Nexeo Solutions, Inc	134
19,066		NN, Inc	553
41,450		Nordson Corp	4,912
116,365		Northrop Grumman Corp	33,481
6,891	*	Northwest Pipe Co	131
78,206	*	NOW, Inc	1,080
5,211	*	NV5 Holdings, Inc	285
2,354		Omega Flex, Inc	169
40,758		Orbital ATK, Inc	5,427
19,593	*	Orion Marine Group, Inc	129
53,964		Oshkosh Truck Corp	4,454
80,403		Owens Corning, Inc	6,219
247,176		PACCAR, Inc	17,881
91,690		Parker-Hannifin Corp	16,048
11,398	*	Patrick Industries, Inc	959
118,713		Pentair plc	8,068
36,380	*	PGT, Inc	544
159,236	*,e	Plug Power, Inc	416
15,949	*	Ply Gem Holdings, Inc	272
7,077		Powell Industries, Inc	212
1,801		Preformed Line Products Co	121
28,783		Primoris Services Corp	847
18,284	*	Proto Labs, Inc	1,468
25,291		Quanex Building Products Corp	580
106,691	*	Quanta Services, Inc	3,987
25,955		Raven Industries, Inc	841
209,986		Raytheon Co	39,179
16,634	*	RBC Bearings, Inc	2,082
32,248		Regal-Beloit Corp	2,548
8,757	e	REV Group, Inc	252
8,484	*,e	Revolution Lighting Technologies, Inc	55
75,228	*	Rexnord Corp	1,912
92,447		Rockwell Automation, Inc	16,475
116,533		Rockwell Collins, Inc	15,232
72,384		Roper Industries, Inc	17,618
4,597	*	Rush Enterprises, Inc	201
21,510	*	Rush Enterprises, Inc (Class A)	996
122,796	*	Sensata Technologies Holding BV	5,903
29,530		Simpson Manufacturing Co, Inc	1,448
24,415	*	SiteOne Landscape Supply, Inc	1,419
41,104		Snap-On, Inc	6,125
7,959	*	Sparton Corp	185
86,373		Spirit Aerosystems Holdings, Inc (Class A)	6,713
30,406	*	SPX Corp	892
29,148	*	SPX FLOW, Inc	1,124
8,333		Standex International Corp	885
107,490		Stanley Works	16,228
18,886	*	Sterling Construction Co, Inc	288
16,194		Sun Hydraulics Corp	874
60,603	*,e	Sunrun, Inc	336
25,120	*	Teledyne Technologies, Inc	3,999
249

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,744		Tennant Co	$844
65,568		Terex Corp	2,952
18,852	e	Textainer Group Holdings Ltd	323
192,234		Textron, Inc	10,358
7,401	*,e	The ExOne Company	84
24,419	*	Thermon Group Holdings	439
50,165		Timken Co	2,436
33,155		Titan International, Inc	337
11,613	*	Titan Machinery, Inc	180
75,192		Toro Co	4,666
7,431	*	TPI Composites, Inc	166
34,916		TransDigm Group, Inc	8,926
20,335	*	Trex Co, Inc	1,832
34,233	*	Trimas Corp	924
108,898		Trinity Industries, Inc	3,474
30,588		Triton International Ltd	1,018
32,779		Triumph Group, Inc	975
27,269	*	Tutor Perini Corp	774
6,567	*	Twin Disc, Inc	122
61,292	*	United Rentals, Inc	8,504
538,493		United Technologies Corp	62,508
74,230	*	Univar, Inc	2,147
14,766		Universal Forest Products, Inc	1,449
64,802	*	USG Corp	2,116
15,302		Valmont Industries, Inc	2,419
7,860	*	Vectrus, Inc	242
7,828	*	Veritiv Corp	254
12,845	*	Vicor Corp	303
38,251	e	W.W. Grainger, Inc	6,876
42,603		Wabash National Corp	972
36,092	*	WABCO Holdings, Inc	5,342
60,858	e	Wabtec Corp	4,610
21,686		Watsco, Inc	3,493
18,825		Watts Water Technologies, Inc (Class A)	1,303
88,290	*	Welbilt, Inc	2,035
39,330	*	Wesco Aircraft Holdings, Inc	370
34,751	*	WESCO International, Inc	2,024
3,392	*	Willis Lease Finance Corp	83
37,561		Woodward Governor Co	2,915
129,048		Xylem, Inc	8,082
		TOTAL CAPITAL GOODS	1,462,771

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
40,285		ABM Industries, Inc	1,680
37,820	*	Acacia Research (Acacia Technologies)	172
77,675	*	ACCO Brands Corp	924
17,161	*	Advanced Disposal Services, Inc	432
29,069	*	Advisory Board Co	1,559
26,021	*	ARC Document Solutions, Inc	106
5,145		Barrett Business Services, Inc	291
4,266	e	BG Staffing, Inc	71
33,472		Brady Corp (Class A)	1,270
33,001		Brink’s Co	2,780
29,675	*	Casella Waste Systems, Inc (Class A)	558
250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,493	*	CBIZ, Inc	$577
18,496		Ceco Environmental Corp	157
61,703		Cintas Corp	8,903
38,542	*	Clean Harbors, Inc	2,185
10,504	*	Cogint, Inc	52
140,823	*	Copart, Inc	4,840
84,474	e	Covanta Holding Corp	1,254
7,013		CRA International, Inc	288
34,722		Deluxe Corp	2,533
25,970		Dun & Bradstreet Corp	3,023
107,512	*,†,m	Dyax Corp	119
20,052		Ennis, Inc	394
28,344		Essendant, Inc	373
18,006		Exponent, Inc	1,331
7,620	*	Franklin Covey Co	155
30,776	*	FTI Consulting, Inc	1,092
9,864	*	GP Strategies Corp	304
49,914		Healthcare Services Group	2,694
14,300		Heidrick & Struggles International, Inc	302
8,893	*	Heritage-Crystal Clean, Inc	193
43,782		Herman Miller, Inc	1,572
25,556	*	Hill International, Inc	121
31,637		HNI Corp	1,312
26,158	*,e	Hudson Technologies, Inc	204
15,850	*	Huron Consulting Group, Inc	544
13,124	*	ICF International, Inc	708
282,136	*	IHS Markit Ltd	12,437
32,837	*	Innerworkings, Inc	369
12,988		Insperity, Inc	1,143
44,581		Interface, Inc	976
99,519		KAR Auction Services, Inc	4,751
20,372		Kelly Services, Inc (Class A)	511
18,302		Kforce, Inc	370
25,171		Kimball International, Inc (Class B)	498
35,963		Knoll, Inc	719
37,013		Korn/Ferry International	1,459
23,849		LSC Communications, Inc	394
48,422		Manpower, Inc	5,705
22,585		Matthews International Corp (Class A)	1,406
17,061		McGrath RentCorp	746
80,085	*,m	Media General, Inc	0
13,300	*	Mistras Group, Inc	273
31,645		Mobile Mini, Inc	1,090
24,011		MSA Safety, Inc	1,909
9,774		Multi-Color Corp	801
33,798	*	Navigant Consulting, Inc	572
259,314		Nielsen NV	10,749
4,961	*	NL Industries, Inc	45
36,708	*	On Assignment, Inc	1,971
6,800	*	Pendrell Corp	46
133,127		Pitney Bowes, Inc	1,865
21,796		Quad Graphics, Inc	493
165,573		Republic Services, Inc	10,938
251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,546		Resources Connection, Inc	$286
89,569		Robert Half International, Inc	4,509
66,866		Rollins, Inc	3,085
31,926	*	RPX Corp	424
51,083		RR Donnelley & Sons Co	526
12,140	*	SP Plus Corp	480
61,807		Steelcase, Inc (Class A)	952
60,073	*	Stericycle, Inc	4,302
20,907	*,e	Team, Inc	279
41,281		Tetra Tech, Inc	1,922
92,358	*	TransUnion	4,365
30,336	*	TriNet Group, Inc	1,020
30,958	*	TrueBlue, Inc	695
10,976		Unifirst Corp	1,663
16,280		US Ecology, Inc	876
109,058	*	Verisk Analytics, Inc	9,073
15,178		Viad Corp	924
5,586		VSE Corp	318
26,743	*	WageWorks, Inc	1,623
318,793		Waste Management, Inc	24,952
30,841		West Corp	724
5,398	*	Willdan Group, Inc	175
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	170,482

CONSUMER DURABLES & APPAREL - 1.4%
15,286	e	Acushnet Holdings Corp	271
39,523	*,e	American Outdoor Brands Corp	603
7,681		Bassett Furniture Industries, Inc	290
21,459	*	Beazer Homes USA, Inc	402
64,612		Brunswick Corp	3,616
50,955		CalAtlantic Group, Inc	1,866
69,841		Callaway Golf Co	1,008
33,604		Carter’s, Inc	3,318
6,102	*	Cavco Industries, Inc	900
13,611	*	Century Communities, Inc	336
14,228	*	Clarus Corp	107
203,320		Coach, Inc	8,190
19,279		Columbia Sportswear Co	1,187
45,716	*	CROCS, Inc	443
6,879		CSS Industries, Inc	198
6,895		Culp, Inc	226
22,861	*	Deckers Outdoor Corp	1,564
5,204	*	Delta Apparel, Inc	112
248,158		DR Horton, Inc	9,909
7,865		Escalade, Inc	107
18,783		Ethan Allen Interiors, Inc	609
5,531		Flexsteel Industries, Inc	280
31,215	*,e	Fossil Group, Inc	291
86,235		Garmin Ltd	4,654
30,360	*	G-III Apparel Group Ltd	881
74,136	*,e	GoPro, Inc	816
16,535	*	Green Brick Partners, Inc	164
263,507	e	Hanesbrands, Inc	6,493
81,028		Hasbro, Inc	7,914
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,658	*	Helen of Troy Ltd	$1,905
7,913		Hooker Furniture Corp	378
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	180
34,721	*	Iconix Brand Group, Inc	198
13,822	*	Installed Building Products Inc	896
18,443	*	iRobot Corp	1,421
3,583		Johnson Outdoors, Inc	263
60,650	e	KB Home	1,463
36,137		La-Z-Boy, Inc	972
94,275		Leggett & Platt, Inc	4,500
7,350		Lennar Corp (B Shares)	331
144,066		Lennar Corp (Class A)	7,607
12,635	*,e	LGI Homes, Inc	614
3,964		Libbey, Inc	37
7,210		Lifetime Brands, Inc	132
68,879	*	Lululemon Athletica, Inc	4,288
16,714	*	M/I Homes, Inc	447
13,092	*	Malibu Boats Inc	414
8,407		Marine Products Corp	135
246,470		Mattel, Inc	3,815
13,690		MCBC Holdings, Inc	279
30,607		MDC Holdings, Inc	1,016
26,198	*	Meritage Homes Corp	1,163
99,912	*	Michael Kors Holdings Ltd	4,781
44,608	*	Mohawk Industries, Inc	11,041
11,320		Movado Group, Inc	317
3,180		Nacco Industries, Inc (Class A)	273
22,756	*	Nautilus, Inc	385
6,504	*	New Home Co Inc	73
345,653		Newell Rubbermaid, Inc	14,749
939,517		Nike, Inc (Class B)	48,714
2,410	*	NVR, Inc	6,880
11,750		Oxford Industries, Inc	747
8,860	*	Perry Ellis International, Inc	210
42,713	e	Polaris Industries, Inc	4,469
28,935		Pool Corp	3,130
211,341		Pulte Homes, Inc	5,776
56,345		PVH Corp	7,103
40,781		Ralph Lauren Corp	3,601
27,136	*,e	Sequential Brands Group, Inc	81
94,686	*	Skechers U.S.A., Inc (Class A)	2,376
40,349	*	Steven Madden Ltd	1,747
12,383	e	Sturm Ruger & Co, Inc	640
5,163		Superior Uniform Group, Inc	118
43,734	*	Taylor Morrison Home Corp	964
33,646	*,e	Tempur Sealy International, Inc	2,171
107,446		Toll Brothers, Inc	4,456
26,487	*	TopBuild Corp	1,726
109,987	*	TRI Pointe Homes, Inc	1,519
36,963		Tupperware Corp	2,285
135,169	*,e	Under Armour, Inc	2,030
134,677	*,e	Under Armour, Inc (Class A)	2,219
10,905	*	Unifi, Inc	388
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,485	*	Universal Electronics, Inc	$665
16,444	*	Vera Bradley, Inc	145
238,992		VF Corp	15,193
41,550	*	Vista Outdoor, Inc	953
5,214		Weyco Group, Inc	148
50,263		Whirlpool Corp	9,270
17,713	*	William Lyon Homes, Inc	407
67,978		Wolverine World Wide, Inc	1,961
21,026	*	Zagg, Inc	331
		TOTAL CONSUMER DURABLES & APPAREL	253,251

CONSUMER SERVICES - 2.2%
44,790	*	Adtalem Global Education, Inc	1,606
12,233	*	American Public Education, Inc	258
173,959		ARAMARK Holdings Corp	7,064
10,215	*	Ascent Media Corp (Series A)	133
64,026	*	Belmond Ltd.	874
15,173	*	BJ’s Restaurants, Inc	462
71,417		Bloomin’ Brands, Inc	1,257
14,693		Bob Evans Farms, Inc	1,139
12,424	*	Bojangles’, Inc	168
61,116		Boyd Gaming Corp	1,592
13,548	*	Bridgepoint Education, Inc	130
36,213	*	Bright Horizons Family Solutions	3,122
34,614	e	Brinker International, Inc	1,103
11,807	*	Buffalo Wild Wings, Inc	1,248
34,686	*	Caesars Acquisition Co	744
38,423	*,e	Caesars Entertainment Corp	513
8,227	*	Cambium Learning Group, Inc	55
8,534		Capella Education Co	599
46,334	*	Career Education Corp	481
293,487		Carnival Corp	18,950
11,838		Carriage Services, Inc	303
27,792	*	Carrols Restaurant Group, Inc	303
16,727	*	Century Casinos, Inc	137
31,824		Cheesecake Factory	1,340
60,816	*,e	Chegg, Inc	903
18,056	*,e	Chipotle Mexican Grill, Inc (Class A)	5,558
24,500		Choice Hotels International, Inc	1,566
9,566		Churchill Downs, Inc	1,973
12,474	*	Chuy’s Holdings, Inc	263
5,623		Collectors Universe	135
13,430	e	Cracker Barrel Old Country Store, Inc	2,036
89,127		Darden Restaurants, Inc	7,021
30,312	*	Dave & Buster’s Entertainment, Inc	1,591
17,725	*	Del Frisco’s Restaurant Group, Inc	258
23,487	*	Del Taco Restaurants, Inc	360
41,277	*	Denny’s Corp	514
10,362	e	DineEquity, Inc	445
34,294		Domino’s Pizza, Inc	6,809
43,999	*	Drive Shack, Inc	159
66,960		Dunkin Brands Group, Inc	3,554
14,501	*	El Pollo Loco Holdings, Inc	176
33,208	*,e	Eldorado Resorts, Inc	852
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

2,242	*	Empire Resorts, Inc	$50
117,907		Extended Stay America, Inc	2,358
20,469	*,e	Fiesta Restaurant Group, Inc	389
6,424	*	Fogo De Chao, Inc	80
7,389		Golden Entertainment, Inc	180
3,029		Graham Holdings Co	1,772
33,683	*	Grand Canyon Education, Inc	3,059
149,953		H&R Block, Inc	3,971
14,706	*,e	Habit Restaurants, Inc	192
42,750	*	Hilton Grand Vacations, Inc	1,651
138,087		Hilton Worldwide Holdings, Inc	9,590
76,812	*	Houghton Mifflin Harcourt Co	926
24,217	*	Hyatt Hotels Corp	1,496
76,966		ILG, Inc	2,057
76,027		International Game Technology plc	1,866
18,045		International Speedway Corp (Class A)	650
10,324	*	J Alexander’s Holdings, Inc	120
21,801		Jack in the Box, Inc	2,222
26,055	*	K12, Inc	465
61,127	*	La Quinta Holdings, Inc	1,070
260,792		Las Vegas Sands Corp	16,732
26,148	*	Laureate Education, Inc	380
3,365		Liberty Tax, Inc	48
10,890	*	Lindblad Expeditions Holdings, Inc	117
14,211		Marcus Corp	394
227,900		Marriott International, Inc (Class A)	25,128
15,948		Marriott Vacations Worldwide Corp	1,986
587,828		McDonald’s Corp	92,101
367,507		MGM Resorts International	11,977
7,140	*	Monarch Casino & Resort, Inc	282
2,378	*	Nathan’s Famous, Inc	176
8,091	*,e	Noodles & Co	36
116,038	*	Norwegian Cruise Line Holdings Ltd	6,272
18,811		Papa John’s International, Inc	1,375
60,160	*	Penn National Gaming, Inc	1,407
38,765	*	Pinnacle Entertainment, Inc	826
60,595		Planet Fitness, Inc	1,635
16,455	*	Potbelly Corp	204
6,547		RCI Hospitality Holdings, Inc	162
11,433	*	Red Lion Hotels Corp	99
9,211	*	Red Robin Gourmet Burgers, Inc	617
48,687		Red Rock Resorts, Inc	1,128
27,109	*	Regis Corp	387
123,608		Royal Caribbean Cruises Ltd	14,652
46,223	*	Ruby Tuesday, Inc	99
21,790		Ruth’s Chris Steak House, Inc	456
37,197	*	Scientific Games Corp (Class A)	1,705
51,334	*,e	SeaWorld Entertainment, Inc	667
132,072		Service Corp International	4,556
97,685	*	ServiceMaster Global Holdings, Inc	4,565
15,620	*,e	Shake Shack, Inc	519
51,787	e	Six Flags Entertainment Corp	3,156
29,466	e	Sonic Corp	750
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

27,603	*	Sotheby’s (Class A)	$1,273
9,984		Speedway Motorsports, Inc	213
1,004,239		Starbucks Corp	53,938
769	*	Steak N Shake Co	256
7,659		Strayer Education, Inc	668
48,860		Texas Roadhouse, Inc (Class A)	2,401
28,261		Vail Resorts, Inc	6,447
20,333	*,e	Weight Watchers International, Inc	885
134,006		Wendy’s	2,081
21,048		Wingstop, Inc	700
74,098		Wyndham Worldwide Corp	7,811
58,012		Wynn Resorts Ltd	8,639
264,694	*	Yum China Holdings, Inc	10,580
246,013		Yum! Brands, Inc	18,109
14,098	*,e	Zoe’s Kitchen, Inc	178
		TOTAL CONSUMER SERVICES	420,691

DIVERSIFIED FINANCIALS - 3.9%
40,771		Affiliated Managers Group, Inc	7,740
21,134		AG Mortgage Investment Trust	407
256,339		AGNC Investment Corp	5,557
330,053		Ally Financial, Inc	8,007
530,062		American Express Co	47,949
109,330		Ameriprise Financial, Inc	16,237
728,529		Annaly Capital Management, Inc	8,881
70,479		Anworth Mortgage Asset Corp	424
61,155		Apollo Commercial Real Estate Finance, Inc	1,108
22,112		Ares Commercial Real Estate Corp	294
16,506	e	Arlington Asset Investment Corp (Class A)	210
26,163	e	ARMOUR Residential REIT, Inc	704
32,135		Artisan Partners Asset Management, Inc	1,048
4,316		Associated Capital Group, Inc	154
10,240		B. Riley Financial, Inc	175
727,958		Bank of New York Mellon Corp	38,596
166,153		BGC Partners, Inc (Class A)	2,404
88,288		BlackRock, Inc	39,473
343,037		Capital One Financial Corp	29,042
71,072		Capstead Mortgage Corp	686
79,012		CBOE Holdings, Inc	8,504
855,098		Charles Schwab Corp	37,402
7,318		Cherry Hill Mortgage Investment Corp	132
132,524		Chimera Investment Corp	2,507
244,689		CME Group, Inc	33,199
15,440		Cohen & Steers, Inc	610
18,127	*	Cowen Group, Inc	323
8,085	*	Credit Acceptance Corp	2,265
112,419		CYS Investments, Inc	971
2,179		Diamond Hill Investment Group, Inc	463
263,279		Discover Financial Services	16,976
19,156	*	Donnelley Financial Solutions, Inc	413
33,323		Dynex Capital, Inc	242
197,618	*	E*TRADE Financial Corp	8,618
78,977		Eaton Vance Corp	3,899
11,344	*	Elevate Credit, Inc	69
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,816		Ellington Residential Mortgage REIT	$70
17,368	*,e	Encore Capital Group, Inc	769
23,911	*	Enova International, Inc	322
29,096		Evercore Partners, Inc (Class A)	2,335
38,445	*	Ezcorp, Inc (Class A)	365
27,381		Factset Research Systems, Inc	4,932
68,886		Federated Investors, Inc (Class B)	2,046
42,264		Financial Engines, Inc	1,469
34,393		FirstCash, Inc	2,172
48,331	*	FNFV Group	829
239,890		Franklin Resources, Inc	10,678
23,847		Gain Capital Holdings, Inc	152
4,049		GAMCO Investors, Inc (Class A)	120
264,991		Goldman Sachs Group, Inc	62,853
7,426	e	Granite Point Mortgage Trust, Inc	139
8,938		Great Ajax Corp	126
33,057	*	Green Dot Corp	1,639
19,893	e	Greenhill & Co, Inc	330
10,099		Hamilton Lane, Inc	271
35,286		Hannon Armstrong Sustainable Infrastructure Capital, Inc	860
15,460		Houlihan Lokey, Inc	605
47,028		Interactive Brokers Group, Inc (Class A)	2,118
421,720		IntercontinentalExchange Group, Inc	28,972
11,369	*	INTL FCStone, Inc	436
288,465		Invesco Ltd	10,108
81,478		Invesco Mortgage Capital, Inc	1,396
24,759		Investment Technology Group, Inc	548
7,773	e	KKR Real Estate Finance Trust, Inc	164
49,496		Ladder Capital Corp	682
73,441		Ladenburg Thalmann Financial Services, Inc	212
87,189		Lazard Ltd (Class A)	3,943
62,850		Legg Mason, Inc	2,471
214,482	*	LendingClub Corp	1,306
234,584		Leucadia National Corp	5,923
63,483		LPL Financial Holdings, Inc	3,274
26,319		MarketAxess Holdings, Inc	4,856
6,533		Marlin Business Services Corp	188
5,352		Medley Management, Inc	33
280,832		MFA Mortgage Investments, Inc	2,460
18,185		Moelis & Co	783
119,700		Moody’s Corp	16,663
948,727		Morgan Stanley	45,700
13,834		Morningstar, Inc	1,176
63,518		MSCI, Inc (Class A)	7,425
34,047		MTGE Investment Corp	661
81,850		NASDAQ OMX Group, Inc	6,349
205,423		Navient Corp	3,085
14,990		Nelnet, Inc (Class A)	757
216,341		New Residential Investment Corp	3,619
75,449		New York Mortgage Trust, Inc	464
22,218		NewStar Financial, Inc	261
150,134		Northern Trust Corp	13,802
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,173		OM Asset Management plc	$599
36,046	*	On Deck Capital, Inc	168
38,494	*	OneMain Holdings, Inc	1,085
7,363		Oppenheimer Holdings, Inc	128
23,694	e	Orchid Island Capital, Inc	241
6,966		Owens Realty Mortgage, Inc	127
47,765		PennyMac Mortgage Investment Trust	831
17,372	*	Pico Holdings, Inc	290
10,272		Piper Jaffray Cos	610
13,025		PJT Partners, Inc	499
33,753	*	PRA Group, Inc	967
9,591		Pzena Investment Management, Inc (Class A)	104
93,238		Raymond James Financial, Inc	7,863
56,629		Redwood Trust, Inc	922
8,577	*	Regional Management Corp	208
22,197		Resource Capital Corp	239
186,027		S&P Global, Inc	29,078
16,951	*	Safeguard Scientifics, Inc	226
104,294	*	Santander Consumer USA Holdings, Inc	1,603
95,362		SEI Investments Co	5,823
5,338		Silvercrest Asset Management Group, Inc	78
313,613	*	SLM Corp	3,597
178,139		Starwood Property Trust, Inc	3,869
270,401		State Street Corp	25,834
47,909		Stifel Financial Corp	2,561
571,621		Synchrony Financial	17,749
169,711		T Rowe Price Group, Inc	15,384
181,946		TD Ameritrade Holding Corp	8,879
22,143		Tiptree Financial, Inc	138
7,897	*	TPG RE Finance Trust, Inc	156
251,161		Two Harbors Investment Corp	2,532
18,355	e	Virtu Financial, Inc	297
4,800		Virtus Investment Partners, Inc	557
135,000		Voya Financial, Inc	5,385
58,496	e	Waddell & Reed Financial, Inc (Class A)	1,174
28,538	e	Western Asset Mortgage Capital Corp	299
5,409		Westwood Holdings Group, Inc	364
84,317	e	WisdomTree Investments, Inc	858
4,248	*	World Acceptance Corp	352
10,497		ZAIS Financial Corp	165
		TOTAL DIVERSIFIED FINANCIALS	730,445

ENERGY - 5.7%
109,725	*	Abraxas Petroleum Corp	206
1,730		Adams Resources & Energy, Inc	72
403,885		Anadarko Petroleum Corp	19,730
110,226	b	Andeavor	11,370
167,046	*,e	Antero Resources Corp	3,324
274,941		Apache Corp	12,592
28,129	*,e	Approach Resources, Inc	71
15,667	e	Arch Coal, Inc	1,124
51,391		Archrock, Inc	645
20,832	e	Ardmore Shipping Corp	172
54,456	*,e	Atwood Oceanics, Inc	511
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

306,760		Baker Hughes a GE Co	$11,234
12,272	*	Basic Energy Services, Inc	237
21,135	*	Bill Barrett Corp	91
14,562	*,e	Bonanza Creek Energy, Inc	480
26,221	e	Bristow Group, Inc	245
33,520	*	C&J Energy Services, Inc	1,005
330,287		Cabot Oil & Gas Corp	8,835
16,749	*,e	California Resources Corp	175
145,414	*,e	Callon Petroleum Co	1,634
15,028	*,e	CARBO Ceramics, Inc	130
45,074	*	Carrizo Oil & Gas, Inc	772
80,346	*,e	Centennial Resource Development, Inc	1,444
148,068	*	Cheniere Energy, Inc	6,669
635,661	*,e	Chesapeake Energy Corp	2,733
1,358,776		Chevron Corp	159,656
67,259		Cimarex Energy Co	7,645
96,211	*	Clean Energy Fuels Corp	239
54,879	*	Cloud Peak Energy, Inc	201
106,246	*	Concho Resources, Inc	13,995
874,306		ConocoPhillips	43,759
165,329	*	Consol Energy, Inc	2,801
12,994	*	Contango Oil & Gas Co	65
64,271	*	Continental Resources, Inc	2,482
11,149	e	CVR Energy, Inc	289
56,457		Delek US Holdings, Inc	1,509
280,409	*,e	Denbury Resources, Inc	376
381,647		Devon Energy Corp	14,010
55,111		DHT Holdings, Inc	219
38,317	*,e	Diamond Offshore Drilling, Inc	556
70,230	*	Diamondback Energy, Inc	6,880
17,982	*	Dorian LPG Ltd	123
27,635	*	Dril-Quip, Inc	1,220
7,121	*,e	Earthstone Energy, Inc	78
61,180	*	Eclipse Resources Corp	153
70,571	*	Energen Corp	3,859
21,016	*	Energy XXI Gulf Coast, Inc	217
214,858	e	Ensco plc	1,283
416,487		EOG Resources, Inc	40,291
28,367	*,e	EP Energy Corp	92
124,185		EQT Corp	8,102
14,364	*	Era Group, Inc	161
17,517		Evolution Petroleum Corp	126
23,313	*	Exterran Corp	737
87,596	*,e	Extraction Oil & Gas, Inc	1,348
3,036,875	d	Exxon Mobil Corp	248,963
110,222	*,e	Fairmount Santrol Holdings, Inc	527
49,153	*	Forum Energy Technologies, Inc	782
36,662	e	Frank’s International NV	283
52,498	e	Frontline Ltd	317
32,033	e	GasLog Ltd	559
74,944	*,e	Gastar Exploration, Inc	66
32,816	*,e	Gener8 Maritime, Inc	148
9,836	*	Geospace Technologies Corp	175
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

69,477	e	Golar LNG Ltd	$1,571
26,945		Green Plains Renewable Energy, Inc	543
10,488		Gulf Island Fabrication, Inc	133
109,431	*	Gulfport Energy Corp	1,569
42,984	*,e	Halcon Resources Corp	292
10,340		Hallador Energy Co	59
624,330		Halliburton Co	28,738
100,808	*	Helix Energy Solutions Group, Inc	745
76,890	e	Helmerich & Payne, Inc	4,007
206,705		Hess Corp	9,692
127,243		HollyFrontier Corp	4,577
23,510	*	Independence Contract Drilling, Inc	89
20,967	*	International Seaways, Inc	413
823	*,e	Isramco, Inc	95
22,747	*,e	Jagged Peak Energy, Inc	311
22,628	*,e	Keane Group, Inc	377
7,122	*,e	Key Energy Services, Inc	94
1,389,197		Kinder Morgan, Inc	26,645
139,280	*,e	Kosmos Energy LLC	1,109
117,588	*	Laredo Petroleum Holdings, Inc	1,520
29,366	*,e	Lilis Energy, Inc	131
5,616	*	Mammoth Energy Services, Inc	95
610,364		Marathon Oil Corp	8,277
362,318		Marathon Petroleum Corp	20,319
64,577	*	Matador Resources Co	1,753
19,934	*	Matrix Service Co	303
200,712	*	McDermott International, Inc	1,459
7,581	*	Midstates Petroleum Co, Inc	118
114,242		Murphy Oil Corp	3,034
185,382		Nabors Industries Ltd	1,496
272,401		National Oilwell Varco, Inc	9,733
9,713	*	Natural Gas Services Group, Inc	276
61,477		Navios Maritime Acq Corp	75
7,613	*,e	NCS Multistage Holdings, Inc	183
144,456	*	Newfield Exploration Co	4,286
63,344	*	Newpark Resources, Inc	633
177,948		Noble Corp plc	819
349,693		Noble Energy, Inc	9,917
68,002	e	Nordic American Tanker Shipping	363
170,623	*	Oasis Petroleum, Inc	1,556
551,419		Occidental Petroleum Corp	35,407
71,446		Oceaneering International, Inc	1,877
38,178	*	Oil States International, Inc	968
271,671		Oneok, Inc	15,053
26,237		Overseas Shipholding Group, Inc	69
29,983	*	Pacific Ethanol, Inc	166
10,734		Panhandle Oil and Gas, Inc (Class A)	255
23,180	*	Par Pacific Holdings, Inc	482
96,030	*	Parker Drilling Co	106
167,421	*	Parsley Energy, Inc	4,410
150,779		Patterson-UTI Energy, Inc	3,157
78,916	e	PBF Energy, Inc	2,179
47,717	*	PDC Energy, Inc	2,340
35,218	*	Peabody Energy Corp	1,022
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,090	*,e	Penn Virginia Corp	$403
9,723	*	PHI, Inc	114
314,605		Phillips 66	28,821
42,944	*	Pioneer Energy Services Corp	110
122,193		Pioneer Natural Resources Co	18,028
17,508	*	ProPetro Holding Corp	251
173,948	*	Questar Market Resources, Inc	1,491
165,726		Range Resources Corp	3,243
27,182	*	Renewable Energy Group, Inc	330
15,559	*,e	Resolute Energy Corp	462
4,186	*	Rex American Resources Corp	393
122,249	*	Rice Energy, Inc	3,538
9,601	*	RigNet, Inc	165
32,471	*	Ring Energy, Inc	471
83,867	*	Rowan Cos plc	1,078
42,512	e	RPC, Inc	1,054
95,255	*	RSP Permian, Inc	3,295
31,286	*,e	Sanchez Energy Corp	151
24,071	*	SandRidge Energy, Inc	484
996,690		Schlumberger Ltd	69,529
121,758		Scorpio Tankers, Inc	418
11,768	*	SEACOR Holdings, Inc	543
11,831	*	SEACOR Marine Holdings, Inc	185
6,869	*,e	Select Energy Services, Inc	109
48,551		SemGroup Corp	1,396
45,041	e	Ship Finance International Ltd	653
4,694	*	SilverBow Resources, Inc	115
80,594		SM Energy Co	1,430
12,316	*,e	Smart Sand, Inc	84
6,855	*	Solaris Oilfield Infrastructure, Inc	119
359,770	*	Southwestern Energy Co	2,198
143,792	*	SRC Energy, Inc	1,390
13,911	*	Stone Energy Corp	404
111,107	*	Superior Energy Services	1,187
141,390		Targa Resources Investments, Inc	6,688
36,192	e	Teekay Corp	323
85,424	e	Teekay Tankers Ltd (Class A)	138
39,279	*,e	Tellurian, Inc	419
26,063	*	Tesco Corp	142
32,701	*	Tetra Technologies, Inc	94
283,324	*,e	Transocean Ltd (NYSE)	3,049
139,784	*	Ultra Petroleum Corp	1,212
36,980	*	Unit Corp	761
95,169	*,e	Uranium Energy Corp	131
58,687	e	US Silica Holdings Inc	1,823
322,602		Valero Energy Corp	24,818
14,396	*	W&T Offshore, Inc	44
643,511	*,e	Weatherford International Ltd	2,947
260,821	*,e	Whiting Petroleum Corp	1,424
13,341	*,e	WildHorse Resource Development Corp	178
33,684	*	Willbros Group, Inc	108
597,881		Williams Cos, Inc	17,942
49,281		World Fuel Services Corp	1,671
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

284,313	*	WPX Energy, Inc	$3,270
		TOTAL ENERGY	1,075,513

FOOD & STAPLES RETAILING - 1.3%
19,849		Andersons, Inc	680
27,395		Casey’s General Stores, Inc	2,998
14,374	*	Chefs’ Warehouse Holdings, Inc	277
735,822		CVS Health Corp	59,837
10,217		Ingles Markets, Inc (Class A)	263
656,633		Kroger Co	13,172
6,410	*,e	Natural Grocers by Vitamin C	36
50,163	*	Performance Food Group Co	1,417
14,866		Pricesmart, Inc	1,327
763,555	*,e	Rite Aid Corp	1,497
17,661	*	Smart & Final Stores, Inc	139
27,344		Spartan Stores, Inc	721
96,073	*	Sprouts Farmers Market, Inc	1,803
27,415	*	SUPERVALU, Inc	596
355,913		Sysco Corp	19,201
36,929	*	United Natural Foods, Inc	1,536
96,385	*	US Foods Holding Corp	2,573
4,843		Village Super Market (Class A)	120
659,493		Walgreens Boots Alliance, Inc	50,926
1,041,271		Wal-Mart Stores, Inc	81,365
4,684		Weis Markets, Inc	204
		TOTAL FOOD & STAPLES RETAILING	240,688

FOOD, BEVERAGE & TOBACCO - 4.4%
2,319		Alico, Inc	79
1,395,060		Altria Group, Inc	88,475
24,445	*,e	Amplify Snack Brands, Inc	173
395,143		Archer Daniels Midland Co	16,798
48,393	e	B&G Foods, Inc (Class A)	1,541
63,616	*	Blue Buffalo Pet Products, Inc	1,804
5,887	*,e	Boston Beer Co, Inc (Class A)	920
38,532		Brown-Forman Corp	2,146
126,267		Brown-Forman Corp (Class B)	6,856
100,089		Bunge Ltd	6,952
11,455	e	Calavo Growers, Inc	839
22,629	*,e	Cal-Maine Foods, Inc	930
128,062		Campbell Soup Co	5,996
61,868	*,e	Castle Brands, Inc	83
3,092		Coca-Cola Bottling Co Consolidated	667
2,746,269		Coca-Cola Co	123,609
291,579		ConAgra Foods, Inc	9,838
116,668		Constellation Brands, Inc (Class A)	23,269
315,170		Costco Wholesale Corp	51,779
7,653	*	Craft Brewers Alliance, Inc	134
118,243	*	Darling International, Inc	2,072
65,223		Dean Foods Co	710
132,077		Dr Pepper Snapple Group, Inc	11,685
5,320	*	Farmer Bros Co	175
128,238	e	Flowers Foods, Inc	2,412
23,973		Fresh Del Monte Produce, Inc	1,090
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,781	*,e	Freshpet, Inc	$247
415,780		General Mills, Inc	21,521
73,323	*	Hain Celestial Group, Inc	3,017
100,289		Hershey Co	10,949
193,543		Hormel Foods Corp	6,221
57,996	*	Hostess Brands, Inc	792
51,020		Ingredion, Inc	6,155
10,369		J&J Snack Foods Corp	1,361
78,341		J.M. Smucker Co	8,220
5,780		John B. Sanfilippo & Son, Inc	389
178,522		Kellogg Co	11,134
433,800		Kraft Heinz Co	33,641
104,074		Lamb Weston Holdings, Inc	4,880
13,060		Lancaster Colony Corp	1,569
19,323	*	Landec Corp	250
3,603	*	Lifeway Foods, Inc	32
8,386		Limoneira Co	194
81,380		McCormick & Co, Inc	8,353
9,193	e	MGP	557
124,267		Molson Coors Brewing Co (Class B)	10,145
1,052,965		Mondelez International, Inc	42,814
297,103	*	Monster Beverage Corp	16,415
8,574	e	National Beverage Corp	1,064
15,084		Omega Protein Corp	251
1,020,633		PepsiCo, Inc	113,729
1,116,887		Philip Morris International, Inc	123,986
39,140	*	Pilgrim’s Pride Corp	1,112
85,273		Pinnacle Foods, Inc	4,875
47,135	*	Post Holdings, Inc	4,161
18,742	*	Primo Water Corp	222
14,731		Sanderson Farms, Inc	2,379
192		Seaboard Corp	865
5,451	*	Seneca Foods Corp	188
60,655		Snyder’s-Lance, Inc	2,313
10,661	e	Tootsie Roll Industries, Inc	405
40,066	*,e	TreeHouse Foods, Inc	2,714
4,760	*	Turning Point Brands, Inc	81
194,482		Tyson Foods, Inc (Class A)	13,701
17,023		Universal Corp	975
70,526	e	Vector Group Ltd	1,444
		TOTAL FOOD, BEVERAGE & TOBACCO	824,353

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
5,996	*,e	AAC Holdings, Inc	60
16,111		Abaxis, Inc	719
1,221,456		Abbott Laboratories	65,177
28,689	*	Abiomed, Inc	4,837
56,824	*,e	Acadia Healthcare Co, Inc	2,714
58,290	*	Accuray, Inc	233
20,426		Aceto Corp	229
5,501	*	Addus HomeCare Corp	194
233,919		Aetna Inc	37,195
60,564	*	Alere, Inc	3,088
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

57,094	*	Align Technology, Inc	$10,635
133,589	*	Allscripts Healthcare Solutions, Inc	1,901
9,240	*	Almost Family, Inc	496
20,714	*	Amedisys, Inc	1,159
6,596	*	American Renal Associates Holdings, Inc	99
114,067		AmerisourceBergen Corp	9,439
34,893	*	AMN Healthcare Services, Inc	1,595
9,253		Analogic Corp	775
26,107	*	Angiodynamics, Inc	446
10,943	*	Anika Therapeutics, Inc	635
104,354	*,e	Antares Pharma, Inc	338
191,363		Anthem, Inc	36,336
28,653	*,e	athenahealth, Inc	3,563
22,609	*	AtriCure, Inc	506
1,019		Atrion Corp	685
18,090	*	AxoGen, Inc	350
50,949		Bard (C.R.), Inc	16,329
359,438		Baxter International, Inc	22,555
161,425		Becton Dickinson & Co	31,631
86,257	*,e	BioScrip, Inc	237
19,708	*	BioTelemetry, Inc	650
977,596	*	Boston Scientific Corp	28,517
135,933	*	Brookdale Senior Living, Inc	1,441
25,974		Cantel Medical Corp	2,446
19,478	*	Capital Senior Living Corp	244
228,142		Cardinal Health, Inc	15,267
23,626	*	Cardiovascular Systems, Inc	665
45,319	*	Castlight Health, Inc	195
122,066	*	Centene Corp	11,812
207,708	*	Cerner Corp	14,814
71,510	*,e	Cerus Corp	195
10,898		Chemed Corp	2,202
177,544		Cigna Corp	33,190
11,529	*	Civitas Solutions, Inc	213
68,750	*,e	Community Health Systems, Inc	528
8,700	e	Computer Programs & Systems, Inc	257
27,401	*,e	ConforMIS, Inc	96
19,875		Conmed Corp	1,043
34,668		Cooper Cos, Inc	8,220
55,618	*,e	Corindus Vascular Robotics, Inc	85
7,512	*	Corvel Corp	409
19,227	*	Cotiviti Holdings, Inc	692
25,224	*	Cross Country Healthcare, Inc	359
23,064	*	CryoLife, Inc	524
10,004	*	Cutera, Inc	414
442,128		Danaher Corp	37,926
113,091	*	DaVita, Inc	6,716
162,210		Dentsply Sirona, Inc	9,702
60,646	*,e	DexCom, Inc	2,967
34,269	*	Diplomat Pharmacy, Inc	710
150,946	*	Edwards Lifesciences Corp	16,500
59,131	*,e	Endologix, Inc	264
35,447		Ensign Group, Inc	801
8,941	*,e	Entellus Medical, Inc	165
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

84,226	*	Envision Healthcare Corp	$3,786
27,704	*,e	Evolent Health, Inc	493
7,074	*	Exactech, Inc	233
405,357	*	Express Scripts Holding Co	25,667
4,418	*	FONAR Corp	135
28,070	*,e	Genesis Health Care, Inc	33
30,765	*	GenMark Diagnostics, Inc	296
20,642	*,e	Glaukos Corp	681
51,975	*	Globus Medical, Inc	1,545
36,085	*	Haemonetics Corp	1,619
33,829	*	Halyard Health, Inc	1,523
213,849	*	HCA Holdings, Inc	17,020
35,870	*	HealthEquity, Inc	1,814
62,923		Healthsouth Corp	2,917
18,780	*	HealthStream, Inc	439
114,182	*	Henry Schein, Inc	9,362
4,605	*	Heska Corp	406
47,607		Hill-Rom Holdings, Inc	3,523
60,877	*	HMS Holdings Corp	1,209
199,868	*	Hologic, Inc	7,333
104,089		Humana, Inc	25,359
10,885	*	ICU Medical, Inc	2,023
62,805	*	Idexx Laboratories, Inc	9,766
12,244	*	Inogen Inc	1,164
43,464	*,e	Inovalon Holdings, Inc	741
41,898	*	Insulet Corp	2,308
22,691	*	Integer Holding Corp	1,161
44,740	*	Integra LifeSciences Holdings Corp	2,258
26,339	*	Intuitive Surgical, Inc	27,547
23,110	e	Invacare Corp	364
9,800	*	iRhythm Technologies, Inc	508
29,171	*	K2M Group Holdings, Inc	619
61,383		Kindred Healthcare, Inc	417
73,304	*	Laboratory Corp of America Holdings	11,067
6,715		Landauer, Inc	452
18,233	*	Lantheus Holdings, Inc	325
9,523		LeMaitre Vascular, Inc	356
11,372	*	LHC Group, Inc	807
26,991	*	LifePoint Hospitals, Inc	1,563
34,912	*	LivaNova plc	2,446
16,763	*	Magellan Health Services, Inc	1,447
32,408	*	Masimo Corp	2,805
152,731		McKesson Corp	23,461
40,701	*	Medidata Solutions, Inc	3,177
66,129	*	MEDNAX, Inc	2,852
983,969		Medtronic plc	76,523
31,965		Meridian Bioscience, Inc	457
35,220	*	Merit Medical Systems, Inc	1,492
31,755	*	Molina Healthcare, Inc	2,183
12,716	*,e	NantHealth, Inc	52
7,753		National Healthcare Corp	485
5,598		National Research Corp	211
24,197	*	Natus Medical, Inc	907
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,800	*	Neogen Corp	$2,076
19,942	*	Nevro Corp	1,812
41,426	*	Novocure Ltd	822
36,380	*	NuVasive, Inc	2,018
45,234	*	NxStage Medical, Inc	1,248
6,699	*,e	Obalon Therapeutics, Inc	64
26,681	*	Omnicell, Inc	1,362
40,487	*	OraSure Technologies, Inc	911
12,159	*	Orthofix International NV	575
43,714		Owens & Minor, Inc	1,276
14,688	*	Oxford Immunotec Global plc	247
57,408		Patterson Cos, Inc	2,219
21,136	*	Penumbra, Inc	1,909
5,304	*	PetIQ, Inc	144
22,536	*	PharMerica Corp	660
33,935	*	Premier, Inc	1,105
8,662	*	Providence Service Corp	468
6,666	*,e	Pulse Biosciences, Inc	124
37,773	*	Quality Systems, Inc	594
98,348		Quest Diagnostics, Inc	9,209
20,943	*	Quidel Corp	919
18,147	*	Quotient Ltd	89
72,154	*,e	R1 RCM, Inc	268
25,914	*	RadNet, Inc	299
99,909		Resmed, Inc	7,689
37,335	*,e	Rockwell Medical, Inc	320
38,631	*	RTI Biologics, Inc	176
77,335	*	Select Medical Holdings Corp	1,485
10,185	*,e	Sientra, Inc	157
7,680		Simulations Plus, Inc	119
26,141	*	Staar Surgical Co	325
59,349		STERIS plc	5,246
245,300		Stryker Corp	34,838
13,353	*,e	Surgery Partners, Inc	138
10,275	*	SurModics, Inc	319
6,560	*	Tabula Rasa HealthCare, Inc	175
6,719	*	Tactile Systems Technology, Inc	208
38,788	*,e	Teladoc, Inc	1,286
32,171		Teleflex, Inc	7,784
59,665	*,e	Tenet Healthcare Corp	980
26,395	*	Tivity Health, Inc	1,077
18,039	*	Triple-S Management Corp (Class B)	427
685,403		UnitedHealth Group, Inc	134,236
62,113		Universal Health Services, Inc (Class B)	6,891
9,158		US Physical Therapy, Inc	563
2,349		Utah Medical Products, Inc	173
27,229	*	Varex Imaging Corp	921
65,944	*	Varian Medical Systems, Inc	6,598
77,809	*	Veeva Systems, Inc	4,389
19,827	*,e	ViewRay, Inc	114
11,543	*,e	Viveve Medical, Inc	61
20,093	*	Vocera Communications, Inc	630
31,751	*	WellCare Health Plans, Inc	5,453
51,937		West Pharmaceutical Services, Inc	4,999
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

76,096	*	Wright Medical Group NV	$1,969
145,073		Zimmer Holdings, Inc	16,987
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,018,873

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
7,431	*	Central Garden & Pet Co	289
24,471	*	Central Garden and Pet Co (Class A)	910
178,798		Church & Dwight Co, Inc	8,663
93,017		Clorox Co	12,270
617,749		Colgate-Palmolive Co	45,003
333,432		Coty, Inc	5,512
41,449	*	Edgewell Personal Care Co	3,016
15,146	*,e	elf Beauty, Inc	341
44,546		Energizer Holdings, Inc	2,051
157,076		Estee Lauder Cos (Class A)	16,939
48,475	*,e	Herbalife Ltd	3,288
81,882	*	HRG Group, Inc	1,278
12,258		Inter Parfums, Inc	506
255,447		Kimberly-Clark Corp	30,061
7,966		Medifast, Inc	473
5,685	e	Natural Health Trends Corp	136
5,868		Nature’s Sunshine Products, Inc	59
36,417		Nu Skin Enterprises, Inc (Class A)	2,239
3,981		Oil-Dri Corp of America	195
6,476	e	Orchids Paper Products Co	91
1,832,092		Procter & Gamble Co	166,684
8,319	*,e	Revlon, Inc (Class A)	204
17,796		Spectrum Brands, Inc	1,885
8,349	*	USANA Health Sciences, Inc	482
9,183		WD-40 Co	1,028
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	303,603

INSURANCE - 4.2%
278,543		Aflac, Inc	22,671
10,673	*	Alleghany Corp	5,913
262,740		Allstate Corp	24,148
32,424	*	AMBAC Financial Group, Inc	560
61,796		American Equity Investment Life Holding Co	1,797
49,160		American Financial Group, Inc	5,086
648,105		American International Group, Inc	39,787
5,469		American National Insurance Co	646
13,468		Amerisafe, Inc	784
61,882	e	Amtrust Financial Services, Inc	833
188,089		Aon plc	27,480
82,527	*	Arch Capital Group Ltd	8,129
20,906		Argo Group International Holdings Ltd	1,286
127,528		Arthur J. Gallagher & Co	7,849
43,239		Aspen Insurance Holdings Ltd	1,747
38,716		Assurant, Inc	3,698
87,044		Assured Guaranty Ltd	3,286
77,195	*	Athene Holding Ltd	4,156
8,461	*	Atlas Financial Holdings, Inc	160
58,873		Axis Capital Holdings Ltd	3,374
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,904		Baldwin & Lyons, Inc (Class B)	$156
1,378,010	*	Berkshire Hathaway, Inc (Class B)	252,617
4,749		Blue Capital Reinsurance Holdings Ltd	78
50,784	*	Brighthouse Financial, Inc	3,088
83,972		Brown & Brown, Inc	4,047
333,970		Chubb Ltd	47,607
110,535		Cincinnati Financial Corp	8,464
32,879	*,e	Citizens, Inc (Class A)	242
17,827		CNA Financial Corp	896
123,157		Conseco, Inc	2,874
11,609		Crawford & Co (Class B)	139
7,812		Donegal Group, Inc (Class A)	126
11,930	*	eHealth, Inc	285
6,754		EMC Insurance Group, Inc	190
23,170		Employers Holdings, Inc	1,053
8,013	*	Enstar Group Ltd	1,782
17,977		Erie Indemnity Co (Class A)	2,167
29,074		Everest Re Group Ltd	6,640
7,071		FBL Financial Group, Inc (Class A)	527
10,321		Federated National Holding Co	161
8,380	e	Fidelity & Guaranty Life	260
77,945		First American Financial Corp	3,895
187,960		FNF Group	8,921
339,186	*	Genworth Financial, Inc (Class A)	1,306
6,929	*	Global Indemnity Ltd	294
20,683	*	Greenlight Capital Re Ltd (Class A)	448
7,438	*	Hallmark Financial Services	86
30,826		Hanover Insurance Group, Inc	2,988
263,176		Hartford Financial Services Group, Inc	14,588
5,533	e	HCI Group, Inc	212
8,194	*,e	Health Insurance Innovations, Inc	119
18,411	e	Heritage Insurance Holdings, Inc	243
29,606		Horace Mann Educators Corp	1,165
5,237		Independence Holding Co	132
7,783		Infinity Property & Casualty Corp	733
1,119		Investors Title Co	200
12,617		James River Group Holdings Ltd	523
28,739		Kemper Corp	1,523
7,037		Kingstone Cos, Inc	115
10,502		Kinsale Capital Group, Inc	453
161,167		Lincoln National Corp	11,842
199,943		Loews Corp	9,569
48,335		Maiden Holdings Ltd	384
9,774	*	Markel Corp	10,438
370,918		Marsh & McLennan Cos, Inc	31,087
91,305	*	MBIA, Inc	794
20,342		Mercury General Corp	1,153
641,691		Metlife, Inc	33,336
35,673		National General Holdings Corp	682
1,551		National Western Life Group, Inc	541
15,353		Navigators Group, Inc	896
7,308	*,e	NI Holdings, Inc	131
172,585		Old Republic International Corp	3,398
33,067		Primerica, Inc	2,697
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

192,056		Principal Financial Group	$12,357
37,307		ProAssurance Corp	2,039
418,191		Progressive Corp	20,249
306,422		Prudential Financial, Inc	32,579
45,889		Reinsurance Group of America, Inc (Class A)	6,403
28,612		RenaissanceRe Holdings Ltd	3,867
27,824		RLI Corp	1,596
11,093		Safety Insurance Group, Inc	846
42,211		Selective Insurance Group, Inc	2,273
11,039		State Auto Financial Corp	289
21,827		State National Cos, Inc	458
15,315		Stewart Information Services Corp	578
51,271	*	Third Point Reinsurance Ltd	800
82,370		Torchmark Corp	6,597
201,640		Travelers Cos, Inc	24,705
15,868	*,e	Trupanion, Inc	419
16,104		United Fire & Casualty Co	738
12,682		United Insurance Holdings Corp	207
22,402	e	Universal Insurance Holdings, Inc	515
163,857		UnumProvident Corp	8,378
55,625		Validus Holdings Ltd	2,737
68,120		W.R. Berkley Corp	4,546
3,033		White Mountains Insurance Group Ltd	2,599
91,239		Willis Towers Watson plc	14,072
182,864		XL Group Ltd	7,214
		TOTAL INSURANCE	798,742

MATERIALS - 3.4%
20,886		A. Schulman, Inc	713
15,014	e	Advanced Emissions Solutions, Inc	165
22,501	*	AdvanSix, Inc	894
16,379	*	AgroFresh Solutions, Inc	115
153,981		Air Products & Chemicals, Inc	23,285
228,124	*,e	AK Steel Holding Corp	1,275
79,222		Albemarle Corp	10,799
133,728		Alcoa Corp	6,234
78,013	e	Allegheny Technologies, Inc	1,864
20,501		American Vanguard Corp	469
4,440		Ampco-Pittsburgh Corp	77
43,141		Aptargroup, Inc	3,723
13,288		Ardagh Group S.A.	284
43,629		Ashland Global Holdings, Inc	2,853
62,843		Avery Dennison Corp	6,180
153,684	*	Axalta Coating Systems Ltd	4,445
23,190		Balchem Corp	1,885
248,833		Ball Corp	10,277
66,316		Bemis Co, Inc	3,022
91,892	*	Berry Plastics Group, Inc	5,206
27,727	*	Boise Cascade Co	968
43,691		Cabot Corp	2,438
36,582		Calgon Carbon Corp	783
34,250		Carpenter Technology Corp	1,645
100,193		Celanese Corp (Series A)	10,447
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

36,798	*	Century Aluminum Co	$610
169,311		CF Industries Holdings, Inc	5,953
5,158		Chase Corp	575
131,764		Chemours Co	6,669
11,678	*	Clearwater Paper Corp	575
213,712	*	Cleveland-Cliffs, Inc	1,528
23,538	*	Codexis, Inc	157
119,550	*	Coeur Mining, Inc	1,099
83,562		Commercial Metals Co	1,590
22,798	e	Compass Minerals International, Inc	1,480
5,367		Core Molding Technologies, Inc	118
89,223	*	Crown Holdings, Inc	5,328
8,022		Deltic Timber Corp	709
45,300		Domtar Corp	1,966
1,671,088		DowDuPont, Inc	115,689
34,107		Eagle Materials, Inc	3,639
97,831		Eastman Chemical Co	8,853
185,102		Ecolab, Inc	23,806
60,041	*	Ferro Corp	1,339
47,286	*,m	Ferroglobe plc	0
40,724	*,e	Flotek Industries, Inc	189
96,083		FMC Corp	8,581
977,694	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	13,727
17,819		FutureFuel Corp	280
48,995	*	GCP Applied Technologies, Inc	1,504
39,231	*,e	Gold Resource Corp	147
224,514		Graphic Packaging Holding Co	3,132
3,993		Greif, Inc	257
18,292		Greif, Inc (Class A)	1,071
34,325		H.B. Fuller Co	1,993
1,617	*	Handy & Harman Ltd	53
7,923		Hawkins, Inc	323
9,402		Haynes International, Inc	338
283,752		Hecla Mining Co	1,424
143,018		Huntsman Corp	3,922
30,403	*	Ingevity Corp	1,899
14,138		Innophos Holdings, Inc	695
17,291		Innospec, Inc	1,066
56,669		International Flavors & Fragrances, Inc	8,099
296,653		International Paper Co	16,856
67,354	*,e	Intrepid Potash, Inc	294
12,178		Kaiser Aluminum Corp	1,256
62,146		Kapstone Paper and Packaging Corp	1,335
125,028	*	Klondex Mines Ltd	455
7,156		KMG Chemicals, Inc	393
15,231	*	Koppers Holdings, Inc	703
21,628	*	Kraton Polymers LLC	875
14,288		Kronos Worldwide, Inc	326
104,108	*	Louisiana-Pacific Corp	2,819
15,120	*,e	LSB Industries, Inc	120
226,878		LyondellBasell Industries AF S.C.A	22,472
45,253		Martin Marietta Materials, Inc	9,332
14,781		Materion Corp	638
25,740		Minerals Technologies, Inc	1,819
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

316,644		Monsanto Co	$37,940
255,239		Mosaic Co	5,511
18,118		Myers Industries, Inc	380
10,909		Neenah Paper, Inc	933
5,318		NewMarket Corp	2,264
382,185		Newmont Mining Corp	14,336
224,015		Nucor Corp	12,554
119,149		Olin Corp	4,081
6,559		Olympic Steel, Inc	144
32,453	*	Omnova Solutions, Inc	355
117,357	*	Owens-Illinois, Inc	2,953
66,961		Packaging Corp of America	7,679
32,454		PH Glatfelter Co	631
159,281	*	Platform Specialty Products Corp	1,776
58,890		PolyOne Corp	2,357
184,896		PPG Industries, Inc	20,091
206,244		Praxair, Inc	28,821
9,399		Quaker Chemical Corp	1,391
31,957	e	Rayonier Advanced Materials, Inc	438
50,286		Reliance Steel & Aluminum Co	3,830
47,285		Royal Gold, Inc	4,068
94,890		RPM International, Inc	4,872
8,418	*	Ryerson Holding Corp	91
19,399		Schnitzer Steel Industries, Inc (Class A)	546
22,501		Schweitzer-Mauduit International, Inc	933
30,897		Scotts Miracle-Gro Co (Class A)	3,007
139,878		Sealed Air Corp	5,976
31,510		Sensient Technologies Corp	2,424
58,928		Sherwin-Williams Co	21,099
53,846		Silgan Holdings, Inc	1,585
69,011		Sonoco Products Co	3,482
58,429		Southern Copper Corp (NY)	2,323
168,984		Steel Dynamics, Inc	5,825
14,267		Stepan Co	1,194
77,273	*	Summit Materials, Inc	2,475
48,451	*	SunCoke Energy, Inc	443
207,059		Tahoe Resources, Inc	1,091
29,755	*	TimkenSteel Corp	491
15,246	*	Trecora Resources	203
19,671		Tredegar Corp	354
31,587		Trinseo S.A.	2,119
47,159		Tronox Ltd	995
4,630	*	UFP Technologies, Inc	130
1,357		United States Lime & Minerals, Inc	114
126,215	e	United States Steel Corp	3,239
11,048	*,e	US Concrete, Inc	843
16,839		Valhi, Inc	41
145,388		Valvoline, Inc	3,409
22,885	*	Verso Corp	116
94,624		Vulcan Materials Co	11,317
11,178		Warrior Met Coal, Inc	263
24,489		Westlake Chemical Corp	2,035
178,429		WestRock Co	10,122
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,289	*	Worthington Industries, Inc	$1,439
48,393		WR Grace & Co	3,492
		TOTAL MATERIALS	640,743

MEDIA - 2.7%
39,663	e	AMC Entertainment Holdings, Inc	583
38,893	*	AMC Networks, Inc	2,274
3,422		Cable One, Inc	2,471
257,008		CBS Corp (Class B)	14,906
57,360	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	232
137,509	*	Charter Communications, Inc	49,974
76,895		Cinemark Holdings, Inc	2,784
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	130
3,383,063		Comcast Corp (Class A)	130,180
772	*,e	Daily Journal Corp	169
111,235	*,e	Discovery Communications, Inc (Class A)	2,368
152,146	*	Discovery Communications, Inc (Class C)	3,082
158,597	*	DISH Network Corp (Class A)	8,601
11,002		Emerald Expositions Events, Inc	256
18,269		Entercom Communications Corp (Class A)	209
50,932		Entravision Communications Corp (Class A)	290
20,620	*,e	Eros International plc	295
42,935	*	EW Scripps Co (Class A)	821
86,657		Gannett Co, Inc	780
34,321	*,e	Global Eagle Entertainment, Inc	117
46,930	*	Gray Television, Inc	737
11,523	*	Hemisphere Media Group, Inc	138
42,177	*	Imax Corp	955
281,435		Interpublic Group of Cos, Inc	5,851
32,444		John Wiley & Sons, Inc (Class A)	1,736
7,655	*	Liberty Braves Group (Class A)	194
25,374	*	Liberty Braves Group (Class C)	641
17,476	*	Liberty Broadband Corp (Class A)	1,646
74,265	*	Liberty Broadband Corp (Class C)	7,077
15,619	*,e	Liberty Media Group (Class A)	570
123,792	*	Liberty Media Group (Class C)	4,715
64,398	*	Liberty SiriusXM Group (Class A)	2,698
129,903	*	Liberty SiriusXM Group (Class C)	5,439
37,150	*	Lions Gate Entertainment Corp (Class A)	1,243
71,817	*	Lions Gate Entertainment Corp (Class B)	2,283
96,974	*	Live Nation, Inc	4,223
9,932	*,e	Loral Space & Communications, Inc	492
13,200	*	Madison Square Garden Co	2,826
37,799		MDC Partners, Inc	416
27,920		Meredith Corp	1,550
43,336	*	MSG Networks, Inc	919
46,358		National CineMedia, Inc	324
36,183		New Media Investment Group, Inc	535
89,935		New York Times Co (Class A)	1,763
268,456		News Corp	3,560
86,319		News Corp (Class B)	1,178
31,898		Nexstar Broadcasting Group, Inc (Class A)	1,987
166,659		Omnicom Group, Inc	12,344
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,373	*	Reading International, Inc	$195
81,985	e	Regal Entertainment Group (Class A)	1,312
3,161		Saga Communications, Inc	144
7,701		Salem Communications	51
19,984		Scholastic Corp	743
61,710		Scripps Networks Interactive (Class A)	5,300
51,858	e	Sinclair Broadcast Group, Inc (Class A)	1,662
1,052,096	e	Sirius XM Holdings, Inc	5,808
156,124		TEGNA, Inc	2,081
551,243		Time Warner, Inc	56,475
71,820		Time, Inc	970
5,104	*	Townsquare Media, Inc	51
52,414		Tribune Co	2,142
15,283	*	tronc, Inc	222
752,184		Twenty-First Century Fox, Inc	19,843
314,752		Twenty-First Century Fox, Inc (Class B)	8,117
7,706	e	Viacom, Inc	283
254,328		Viacom, Inc (Class B)	7,081
1,118,152		Walt Disney Co	110,216
15,148	*	WideOpenWest, Inc	228
27,047		World Wrestling Entertainment, Inc (Class A)	637
		TOTAL MEDIA	512,123

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
1,146,930		AbbVie, Inc	101,916
18,729	*,e	Abeona Therapeutics, Inc	319
70,913	*	Acadia Pharmaceuticals, Inc	2,671
18,841	*,e	Accelerate Diagnostics, Inc	423
22,847	*	Acceleron Pharma, Inc	853
21,294	*,e	Achaogen, Inc	340
86,253	*	Achillion Pharmaceuticals, Inc	387
14,790	*	Aclaris Therapeutics, Inc	382
31,389	*	Acorda Therapeutics, Inc	742
12,735	*,e	Adamas Pharmaceuticals, Inc	270
26,641	*,e	Aduro Biotech, Inc	284
26,299	*,e	Advaxis, Inc	110
21,807	*,e	Aerie Pharmaceuticals, Inc	1,060
56,789	*,e	Agenus, Inc	250
232,407		Agilent Technologies, Inc	14,921
30,271	*	Agios Pharmaceuticals, Inc	2,021
25,712	*,e	Aimmune Therapeutics, Inc	637
10,845	*,e	Akcea Therapeutics, Inc	300
26,366	*	Akebia Therapeutics, Inc	519
64,824	*	Akorn, Inc	2,151
34,164	*	Alder Biopharmaceuticals, Inc	418
156,822	*	Alexion Pharmaceuticals, Inc	22,001
110,420	*	Alkermes plc	5,614
242,582		Allergan plc	49,717
54,942	*	Alnylam Pharmaceuticals, Inc	6,455
25,493	*	AMAG Pharmaceuticals, Inc	470
530,163		Amgen, Inc	98,849
98,916	*	Amicus Therapeutics, Inc	1,492
25,774	*	Amphastar Pharmaceuticals, Inc	461
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

3,802	*	AnaptysBio, Inc	$133
23,093	*,e	Anavex Life Sciences Corp	96
5,767	*	ANI Pharmaceuticals, Inc	303
29,050	*,e	Aratana Therapeutics, Inc	178
22,973	*	Ardelyx, Inc	129
23,307	*	Arena Pharmaceuticals, Inc	594
126,892	*,e	Array Biopharma, Inc	1,561
10,043	*	Assembly Biosciences, Inc	351
17,138	*,e	Asterias Biotherapeutics, Inc	58
17,368	*,e	Atara Biotherapeutics, Inc	287
52,762	*,e	Athersys, Inc	109
10,702	*	Audentes Therapeutics, Inc	300
14,714	*	Avexis, Inc	1,423
21,434	*,e	Axovant Sciences Ltd	147
19,950	*,e	Bellicum Pharmaceuticals, Inc	230
53,741	*	BioCryst Pharmaceuticals, Inc	282
153,011	*	Biogen Idec, Inc	47,911
7,175	*	Biohaven Pharmaceutical Holding Co Ltd	268
126,546	*	BioMarin Pharmaceutical, Inc	11,778
15,362	*	Bio-Rad Laboratories, Inc (Class A)	3,414
3,856	*	Biospecifics Technologies Corp	179
25,935		Bio-Techne Corp	3,135
56,186	*,e	BioTime, Inc	160
78,809	*	Bioverativ, Inc	4,498
29,677	*	Bluebird Bio, Inc	4,076
28,144	*	Blueprint Medicines Corp	1,961
1,190,483		Bristol-Myers Squibb Co	75,882
76,600		Bruker BioSciences Corp	2,279
21,820	*	Calithera Biosciences, Inc	344
5,849	*,e	Calyxt, Inc	143
23,380	*	Cambrex Corp	1,286
19,366	*,e	Cara Therapeutics Inc	265
26,295	*	Cascadian Therapeutics, Inc	108
90,837	*	Catalent, Inc	3,626
50,782	*	Catalyst Pharmaceuticals, Inc	128
559,444	*	Celgene Corp	81,578
73,063	*	Celldex Therapeutics, Inc	209
30,752	*,e	Cempra, Inc	100
34,386	*	Charles River Laboratories International, Inc	3,714
18,304	*	ChemoCentryx, Inc	136
30,594	*	Chimerix, Inc	161
14,633	*,e	Clearside Biomedical, Inc	128
28,355	*	Clovis Oncology, Inc	2,336
27,864	*	Coherus Biosciences, Inc	372
16,286	*,e	Collegium Pharmaceutical, Inc	171
11,239	*	Concert Pharmaceuticals Inc	166
18,652	*,e	Contatus Pharmaceuticals, Inc	102
32,828	*,e	Corbus Pharmaceuticals Holdings, Inc	235
65,375	*	Corcept Therapeutics, Inc	1,262
15,295	*,e	Corium International, Inc	169
6,717	*	Corvus Pharmaceuticals, Inc	107
84,568	*	Curis, Inc	126
30,153	*	Cytokinetics, Inc	437
21,311	*	CytomX Therapeutics, Inc	387
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

44,278	*,e	Depomed, Inc	$256
27,246	*	Dermira, Inc	736
84,059	*	Durect Corp	149
35,256	*,e	Dynavax Technologies Corp	758
6,368	*,e	Eagle Pharmaceuticals, Inc	380
12,202	*,e	Edge Therapeutics, Inc	131
24,325	*,e	Editas Medicine, Inc	584
705,207		Eli Lilly & Co	60,323
24,015	*	Emergent Biosolutions, Inc	971
11,786	*	Enanta Pharmaceuticals, Inc	552
161,263	*	Endo International plc	1,381
27,058	*	Enzo Biochem, Inc	283
29,818	*	Epizyme, Inc	568
9,694	*,e	Esperion Thereapeutics, Inc	486
79,297	*	Exact Sciences Corp	3,736
209,243	*	Exelixis, Inc	5,070
24,636	*	Fate Therapeutics, Inc	98
42,613	*	FibroGen, Inc	2,293
19,800	*	Five Prime Therapeutics, Inc	810
19,463	*,e	Flexion Therapeutics Inc	471
20,851	*	Fluidigm Corp	105
24,951	*,e	Fortress Biotech, Inc	110
10,540	*,e	Foundation Medicine, Inc	424
5,695	*,e	G1 Therapeutics, Inc	142
20,661	*,e	Genocea Biosciences Inc	30
14,071	*	Genomic Health, Inc	452
114,325	*,e	Geron Corp	249
933,593		Gilead Sciences, Inc	75,640
26,450	*	Global Blood Therapeutics, Inc	821
79,065	*	Halozyme Therapeutics, Inc	1,373
32,353	*,e	Heron Therapeutics, Inc	522
118,653	*	Horizon Pharma plc	1,505
62,986	*,e	Idera Pharmaceuticals, Inc	140
35,767	*	Ignyta, Inc	442
105,196	*	Illumina, Inc	20,955
8,484	*,e	Immune Design Corp	88
65,469	*,e	Immunogen, Inc	501
69,521	*,e	Immunomedics, Inc	972
53,162	*	Impax Laboratories, Inc	1,079
39,474	*	INC Research Holdings, Inc	2,064
122,282	*	Incyte Corp	14,275
55,553	*	Innoviva, Inc	784
49,160	*,e	Inovio Pharmaceuticals, Inc	312
45,452	*	Insmed, Inc	1,419
17,481	*,e	Insys Therapeutics, Inc	155
10,757	*,e	Intellia Therapeutics, Inc	267
12,921	*,e	Intercept Pharmaceuticals, Inc	750
18,642	*	Intersect ENT, Inc	581
25,348	*	Intra-Cellular Therapies, Inc	400
39,434	*,e	Intrexon Corp	750
27,249	*,e	Invitae Corp	255
89,084	*	Ionis Pharmaceuticals, Inc	4,517
34,093	*	Iovance Biotherapeutics, Inc	264
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

95,014	*,e	Ironwood Pharmaceuticals, Inc	$1,498
1,932,611		Johnson & Johnson	251,259
4,482	*,e	Jounce Therapeutics, Inc	70
46,335	*	Juno Therapeutics, Inc	2,079
5,857	*	Kala Pharmaceuticals, Inc	134
23,632	*	Karyopharm Therapeutics, Inc	259
59,203	*,e	Keryx Biopharmaceuticals, Inc	420
15,620	*	Kindred Biosciences Inc	123
35,215	*	Kite Pharma, Inc	6,332
10,057	*,e	Kura Oncology, Inc	150
12,410	*,e	La Jolla Pharmaceutical Co	432
19,506	*,e	Lannett Co, Inc	360
30,110	*,e	Lexicon Pharmaceuticals, Inc	370
14,752	*,e	Ligand Pharmaceuticals, Inc (Class B)	2,008
14,417	*	Loxo Oncology, Inc	1,328
31,134		Luminex Corp	633
23,459	*	MacroGenics, Inc	434
72,043	*	Mallinckrodt plc	2,692
40,487	*,e	Matinas BioPharma Holdings, Inc	53
49,764	*,e	Medicines Co	1,843
22,034	*,e	MediciNova, Inc	140
5,025	*	Medpace Holdings, Inc	160
1,967,394		Merck & Co, Inc	125,972
9,058	e	Merrimack Pharmaceuticals, Inc	132
18,355	*	Mettler-Toledo International, Inc	11,493
75,041	*,e	MiMedx Group, Inc	891
18,922	*	Minerva Neurosciences, Inc	144
10,019	*	Miragen Therapeutics, Inc	92
53,355	*	Momenta Pharmaceuticals, Inc	987
383,641	*	Mylan NV	12,035
11,927	*	MyoKardia, Inc	511
46,607	*	Myriad Genetics, Inc	1,686
10,862	*	NanoString Technologies, Inc	176
22,232	*,e	NantKwest, Inc	122
19,889	*	Natera, Inc	256
107,133	*	Nektar Therapeutics	2,571
38,546	*,e	NeoGenomics, Inc	429
10,102	*,e	Neos Therapeutics, Inc	92
63,342	*	Neurocrine Biosciences, Inc	3,882
14,869	*,e	NewLink Genetics Corp	151
197,987	*,e	Novavax, Inc	226
10,969	*	Novelion Therapeutics, Inc	77
19,320	*	Nymox Pharmaceutical Corp	74
13,115	*	Ocular Therapeutix, Inc	81
29,642	*,e	Omeros Corp	641
238,337	*,e	Opko Health, Inc	1,635
60,008	*,e	Organovo Holdings, Inc	133
18,209	*	Otonomy, Inc	59
4,292	*,e	Ovid therapeutics, Inc	37
55,440	*,e	Pacific Biosciences of California, Inc	291
28,237	*	Pacira Pharmaceuticals, Inc	1,060
17,330	*	Paratek Pharmaceuticals, Inc	435
36,119	*	Parexel International Corp	3,181
120,653	*	PDL BioPharma, Inc	409
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

78,986		PerkinElmer, Inc	$5,448
92,108		Perrigo Co plc	7,797
4,230,935		Pfizer, Inc	151,044
12,927		Phibro Animal Health Corp	479
24,527	*	Pieris Pharmaceuticals, Inc	141
36,240	*	Portola Pharmaceuticals, Inc	1,958
28,079	*	PRA Health Sciences, Inc	2,139
38,233	*	Prestige Brands Holdings, Inc	1,915
51,583	*,e	Progenics Pharmaceuticals, Inc	380
4,860	*,e	Protagonist Therapeutics, Inc	86
27,579	*,e	Prothena Corp plc	1,786
25,096	*	PTC Therapeutics, Inc	502
20,506	*	Puma Biotechnology, Inc	2,456
166,375		QIAGEN NV	5,241
91,178	*	Quintiles Transnational Holdings, Inc	8,668
8,205	*	Ra Pharmaceuticals, Inc	120
27,010	*,e	Radius Health, Inc	1,041
6,375	*,e	Reata Pharmaceuticals, Inc	198
8,471	*,e	Recro Pharma, Inc	76
56,542	*	Regeneron Pharmaceuticals, Inc	25,281
19,715	*	REGENXBIO, Inc	650
24,847	*	Repligen Corp	952
25,726	*	Retrophin, Inc	640
15,494	*	Revance Therapeutics, Inc	427
86,450	*	Rigel Pharmaceuticals, Inc	220
24,925	*,e	Sage Therapeutics, Inc	1,553
52,234	*	Sangamo Biosciences, Inc	783
37,245	*,e	Sarepta Therapeutics, Inc	1,689
38,141	*	Sciclone Pharmaceuticals, Inc	427
70,004	*	Seattle Genetics, Inc	3,809
8,829	*,e	Selecta Biosciences, Inc	161
13,345	*,e	Seres Therapeutics, Inc	214
16,648	*	Spark Therapeutics, Inc	1,484
56,104	*	Spectrum Pharmaceuticals, Inc	789
12,168	*,e	Stemline Therapeutics, Inc	135
14,983	*,e	Strongbridge Biopharma plc	103
18,349	*,e	Sucampo Pharmaceuticals, Inc (Class A)	216
34,621	*	Supernus Pharmaceuticals, Inc	1,385
6,983	*	Syndax Pharmaceuticals, Inc	82
164,107	*,e	Synergy Pharmaceuticals, Inc	476
9,466	*,e	Syros Pharmaceuticals, Inc	139
29,885	*,e	Teligent, Inc	201
26,872	*,e	TESARO, Inc	3,469
26,726	*	Tetraphase Pharmaceuticals, Inc	183
34,724	*,e	TG Therapeutics, Inc	411
114,084	*,e	TherapeuticsMD, Inc	603
29,259	*,e	Theravance Biopharma, Inc	1,002
287,652		Thermo Fisher Scientific, Inc	54,424
6,159	*	Tocagen, Inc	77
32,080	*	Trevena, Inc	82
28,669	*	Ultragenyx Pharmaceutical, Inc	1,527
32,107	*	United Therapeutics Corp	3,763
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,395	*	Vanda Pharmaceuticals, Inc	$562
17,356	*,e	VBI Vaccines, Inc	67
16,367	*	Veracyte, Inc	144
23,940	*,e	Versartis, Inc	59
179,329	*	Vertex Pharmaceuticals, Inc	27,265
8,673	*,e	Voyager Therapeutics, Inc	179
61,736	*	VWR Corp	2,044
55,014	*	Waters Corp	9,876
8,910	*	WaVe Life Sciences Pte Ltd	194
8,356	*,e	XBiotech, Inc	36
27,098	*	Xencor Inc	621
90,754	*,e	ZIOPHARM Oncology, Inc	557
354,166		Zoetis, Inc	22,582
17,421	*	Zogenix, Inc	611
7,989	*,e	Zynerba Pharmaceuticals, Inc	67
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,594,364

REAL ESTATE - 4.0%
60,331		Acadia Realty Trust	1,727
18,415		Agree Realty Corp	904
33,490		Alexander & Baldwin, Inc	1,552
1,329		Alexander’s, Inc	564
64,573		Alexandria Real Estate Equities, Inc	7,682
8,343	*,e	Altisource Portfolio Solutions S.A.	216
37,147		Altisource Residential Corp	413
28,646		American Assets Trust,Inc	1,139
96,842		American Campus Communities, Inc	4,276
164,177		American Homes 4 Rent	3,564
304,657		American Tower Corp	41,641
111,644		Apartment Investment & Management Co (Class A)	4,897
149,114		Apple Hospitality REIT, Inc	2,820
31,681		Armada Hoffler Properties, Inc	438
20,771		Ashford Hospitality Prime, Inc	197
56,474		Ashford Hospitality Trust, Inc	377
7,072	*	AV Homes, Inc	121
99,126		AvalonBay Communities, Inc	17,686
16,903		Bluerock Residential Growth REIT, Inc	187
110,916		Boston Properties, Inc	13,629
121,360		Brandywine Realty Trust	2,123
218,369		Brixmor Property Group, Inc	4,105
61,667		Camden Property Trust	5,639
50,740		CareTrust REIT, Inc	966
29,192		CatchMark Timber Trust Inc	368
124,137	e	CBL & Associates Properties, Inc	1,042
211,335	*	CBRE Group, Inc	8,005
62,949		Cedar Realty Trust, Inc	354
28,285		Chatham Lodging Trust	603
40,024		Chesapeake Lodging Trust	1,079
21,833		City Office REIT, Inc	301
10,462	e	Clipper Realty, Inc	112
390,838		Colony NorthStar, Inc	4,909
83,894		Columbia Property Trust, Inc	1,826
9,586		Community Healthcare Trust, Inc	258
3,235		Consolidated-Tomoka Land Co	194
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

86,682		CoreCivic, Inc	$2,321
9,299	e	CorEnergy Infrastructure Trust, Inc	329
24,799		Coresite Realty	2,775
72,219		Corporate Office Properties Trust	2,371
301,076		Cousins Properties, Inc	2,812
289,901		Crown Castle International Corp	28,984
131,589		CubeSmart	3,416
62,800		CyrusOne, Inc	3,701
66,623		DCT Industrial Trust, Inc	3,859
227,125		DDR Corp	2,080
144,818		DiamondRock Hospitality Co	1,586
145,529		Digital Realty Trust, Inc	17,220
102,445		Douglas Emmett, Inc	4,038
256,864		Duke Realty Corp	7,403
26,096		Easterly Government Properties, Inc	539
23,492		EastGroup Properties, Inc	2,070
52,715		Education Realty Trust, Inc	1,894
87,790		Empire State Realty Trust, Inc	1,803
45,571		Entertainment Properties Trust	3,178
56,009		Equinix, Inc	24,997
86,883	*	Equity Commonwealth	2,641
57,898		Equity Lifestyle Properties, Inc	4,926
256,853		Equity Residential	16,934
46,847		Essex Property Trust, Inc	11,901
88,751		Extra Space Storage, Inc	7,093
19,962	e	Farmland Partners, Inc	180
52,442		Federal Realty Investment Trust	6,514
80,676		First Industrial Realty Trust, Inc	2,428
42,783		First Potomac Realty Trust	477
166,308		Forest City Realty Trust, Inc	4,243
28,997	*,e,m	Forestar Group, Inc	515
44,705		Four Corners Property Trust, Inc	1,114
72,511		Franklin Street Properties Corp	770
4,942	*	FRP Holdings, Inc	224
141,130		Gaming and Leisure Properties, Inc	5,206
87,896		Geo Group, Inc	2,364
18,198		Getty Realty Corp	521
447,660		GGP, Inc	9,298
17,811		Gladstone Commercial Corp	397
10,990	e	Global Medical REIT, Inc	99
44,961	*	Global Net Lease, Inc	984
51,670		Government Properties Income Trust	970
108,607		Gramercy Property Trust	3,285
341,350		HCP, Inc	9,500
82,789		Healthcare Realty Trust, Inc	2,677
142,087		Healthcare Trust of America, Inc	4,234
27,708	e	Hersha Hospitality Trust	517
27,225		HFF, Inc (Class A)	1,077
71,000		Highwoods Properties, Inc	3,698
115,061		Hospitality Properties Trust	3,278
529,668		Host Marriott Corp	9,794
24,727	*	Howard Hughes Corp	2,916
113,109		Hudson Pacific Properties	3,793
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

48,914		Independence Realty Trust, Inc	$497
90,609		Investors Real Estate Trust	554
64,629		Invitation Homes, Inc	1,464
190,342		Iron Mountain, Inc	7,404
49,646	*	iStar Financial, Inc	586
62,519	*	JBG SMITH Properties	2,139
6,203		Jernigan Capital, Inc	128
31,831		Jones Lang LaSalle, Inc	3,931
61,074	e	Kennedy-Wilson Holdings, Inc	1,133
69,929		Kilroy Realty Corp	4,973
297,898		Kimco Realty Corp	5,824
60,886		Kite Realty Group Trust	1,233
60,216		Lamar Advertising Co	4,127
81,319		LaSalle Hotel Properties	2,360
155,973		Lexington Realty Trust	1,594
104,529		Liberty Property Trust	4,292
31,791		Life Storage, Inc	2,601
27,895		LTC Properties, Inc	1,311
99,507		Macerich Co	5,470
65,387		Mack-Cali Realty Corp	1,550
11,498	*	Marcus & Millichap, Inc	310
4,532	*	Maui Land & Pineapple Co, Inc	63
20,532		MedEquities Realty Trust, Inc	241
258,540		Medical Properties Trust, Inc	3,395
81,536		Mid-America Apartment Communities, Inc	8,715
50,307		Monmouth Real Estate Investment Corp (Class A)	815
28,092		National Health Investors, Inc	2,171
107,866		National Retail Properties, Inc	4,494
31,451		National Storage Affiliates Trust	762
55,714		New Senior Investment Group, Inc	510
12,730		NexPoint Residential Trust, Inc	302
42,262		NorthStar Realty Europe Corp	541
139,485	e	Omega Healthcare Investors, Inc	4,451
9,027		One Liberty Properties, Inc	220
97,077		Outfront Media, Inc	2,444
141,733		Paramount Group, Inc	2,268
92,621		Park Hotels & Resorts, Inc	2,553
31,089		Parkway, Inc	716
49,813		Pebblebrook Hotel Trust	1,800
52,388	e	Pennsylvania REIT	550
107,460		Physicians Realty Trust	1,905
100,383		Piedmont Office Realty Trust, Inc	2,024
29,588		Potlatch Corp	1,509
21,687		Preferred Apartment Communities, Inc	409
380,259		Prologis, Inc	24,131
13,748		PS Business Parks, Inc	1,835
106,644		Public Storage, Inc	22,821
34,553		QTS Realty Trust, Inc	1,809
69,475	*	Quality Care Properties, Inc	1,077
57,913		Ramco-Gershenson Properties	753
89,792		Rayonier, Inc	2,594
13,117		Re/Max Holdings, Inc	834
98,527		Realogy Holdings Corp	3,246
198,343		Realty Income Corp	11,343
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,300	*,e	Redfin Corp	$183
108,110		Regency Centers Corp	6,707
78,162		Retail Opportunities Investment Corp	1,486
173,060		Retail Properties of America, Inc	2,272
48,113		Rexford Industrial Realty, Inc	1,377
124,274		RLJ Lodging Trust	2,734
5,123		RMR Group, Inc	263
31,992		Ryman Hospitality Properties	1,999
116,469		Sabra Healthcare REIT, Inc	2,555
7,521		Safety Income and Growth, Inc	140
6,451		Saul Centers, Inc	399
86,508	*	SBA Communications Corp	12,462
41,385		Select Income REIT	969
170,932		Senior Housing Properties Trust	3,342
18,501	e	Seritage Growth Properties	852
224,291		Simon Property Group, Inc	36,113
71,224		SL Green Realty Corp	7,216
354,302		Spirit Realty Capital, Inc	3,036
33,773	*	St. Joe Co	637
64,412		STAG Industrial, Inc	1,769
72,708		Starwood Waypoint Homes	2,644
121,165		STORE Capital Corp	3,013
4,495		Stratus Properties, Inc	136
73,018		Summit Hotel Properties, Inc	1,168
52,001		Sun Communities, Inc	4,455
159,024		Sunstone Hotel Investors, Inc	2,556
67,688	e	Tanger Factory Outlet Centers, Inc	1,653
41,435		Taubman Centers, Inc	2,059
10,268	*	Tejon Ranch Co	217
35,329		Terreno Realty Corp	1,278
34,663		Tier REIT, Inc	669
13,643	*,e	Trinity Place Holdings, Inc	96
192,841		UDR, Inc	7,334
20,169		UMH Properties, Inc	314
119,952	e	Uniti Group, Inc	1,759
9,264		Universal Health Realty Income Trust	699
70,770		Urban Edge Properties	1,707
20,808		Urstadt Biddle Properties, Inc (Class A)	452
255,464		Ventas, Inc	16,638
709,541		VEREIT, Inc	5,882
125,038		Vornado Realty Trust	9,613
134,922		Washington Prime Group, Inc	1,124
55,986		Washington REIT	1,834
86,814		Weingarten Realty Investors	2,756
264,160		Welltower, Inc	18,565
538,992		Weyerhaeuser Co	18,342
25,132	e	Whitestone REIT	328
76,656		WP Carey, Inc	5,166
79,064		Xenia Hotels & Resorts, Inc	1,664
		TOTAL REAL ESTATE	745,272

RETAILING - 4.8%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	180
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

45,849		Aaron’s, Inc	$2,000
51,631		Abercrombie & Fitch Co (Class A)	746
51,735		Advance Auto Parts, Inc	5,132
285,581	*	Amazon.com, Inc	274,543
117,400		American Eagle Outfitters, Inc	1,679
5,481	*	America’s Car-Mart, Inc	225
13,496	*	Asbury Automotive Group, Inc	825
4,073	*,e	At Home Group, Inc	93
46,431	*,e	Autonation, Inc	2,204
19,977	*	AutoZone, Inc	11,889
29,015	*	Barnes & Noble Education, Inc	189
40,294		Barnes & Noble, Inc	306
101,071		Bed Bath & Beyond, Inc	2,372
190,112		Best Buy Co, Inc	10,829
14,390	e	Big 5 Sporting Goods Corp	110
30,493		Big Lots, Inc	1,634
9,762	*	Boot Barn Holdings, Inc	87
14,004	e	Buckle, Inc	236
8,786	*	Build-A-Bear Workshop, Inc	80
50,175	*	Burlington Stores, Inc	4,790
28,267		Caleres, Inc	863
8,124		Camping World Holdings, Inc	331
134,109	*,e	Carmax, Inc	10,167
10,677	*,e	Carvana Co	157
12,003		Cato Corp (Class A)	159
83,036		Chico’s FAS, Inc	743
12,596		Children’s Place Retail Stores, Inc	1,488
11,556		Citi Trends, Inc	230
13,169	*,e	Conn’s, Inc	371
11,400	*,e	Container Store Group, Inc	48
33,096		Core-Mark Holding Co, Inc	1,064
63,082		Dick’s Sporting Goods, Inc	1,704
10,952	e	Dillard’s, Inc (Class A)	614
198,653		Dollar General Corp	16,101
166,563	*	Dollar Tree, Inc	14,461
49,292		DSW, Inc (Class A)	1,059
7,236	*,e	Duluth Holdings, Inc	147
87,653		Expedia, Inc	12,617
55,323	*	Express Parent LLC	374
28,194		Finish Line, Inc (Class A)	339
39,150	*	Five Below, Inc	2,149
7,526	*,e	Floor & Decor Holdings, Inc	293
94,815		Foot Locker, Inc	3,339
25,440	*	Francesca’s Holdings Corp	187
27,215	e	Fred’s, Inc (Class A)	175
13,967	*	FTD Cos, Inc	182
6,584	*	Gaia, Inc	79
70,099		GameStop Corp (Class A)	1,448
171,913		Gap, Inc	5,077
13,677	*	Genesco, Inc	364
103,143		Genuine Parts Co	9,866
50,651	e	GNC Holdings, Inc	448
14,604		Group 1 Automotive, Inc	1,058
244,899	*	Groupon, Inc	1,273
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

44,451		Guess?, Inc	$757
13,840		Haverty Furniture Cos, Inc	362
16,994	*,e	Hibbett Sports, Inc	242
859,101		Home Depot, Inc	140,515
24,109		HSN, Inc	941
8,070	*,e	J. Jill, Inc	88
228,517	*,e	JC Penney Co, Inc	871
12,718	*	Kirkland’s, Inc	145
123,140		Kohl’s Corp	5,621
174,367		L Brands, Inc	7,255
9,431	*,e	Lands’ End, Inc	125
39,468	*	Liberty Expedia Holdings, Inc	2,096
294,854	*	Liberty Interactive Corp	6,950
53,282	*	Liberty TripAdvisor Holdings, Inc	658
56,236	*	Liberty Ventures	3,236
16,930		Lithia Motors, Inc (Class A)	2,037
211,254	*	LKQ Corp	7,603
603,433		Lowe’s Companies, Inc	48,238
19,294	*	Lumber Liquidators, Inc	752
221,744		Macy’s, Inc	4,838
18,578	*	MarineMax, Inc	307
83,777	*	Michaels Cos, Inc	1,799
23,604		Monro Muffler, Inc	1,323
25,361	*	Murphy USA, Inc	1,750
296,529	*	NetFlix, Inc	53,776
84,693		Nordstrom, Inc	3,993
21,359		Nutri/System, Inc	1,194
370,480		Office Depot, Inc	1,682
34,400	*	Ollie’s Bargain Outlet Holdings, Inc	1,596
64,424	*	O’Reilly Automotive, Inc	13,875
12,199	*	Overstock.com, Inc	362
17,507	*	Party City Holdco, Inc	237
25,707		Penske Auto Group, Inc	1,223
14,105	e	PetMed Express, Inc	468
59,095		Pier 1 Imports, Inc	248
34,923	*	Priceline.com, Inc	63,938
30,873	e	Rent-A-Center, Inc	354
14,305	*,e	RH	1,006
278,872		Ross Stores, Inc	18,007
100,020	*	Sally Beauty Holdings, Inc	1,958
29,918	*	Select Comfort Corp	929
2,356		Shoe Carnival, Inc	53
24,406	*	Shutterfly, Inc	1,183
49,664	e	Signet Jewelers Ltd	3,305
20,728		Sonic Automotive, Inc (Class A)	423
19,952	*,e	Sportsman’s Warehouse Holdings, Inc	90
26,598	e	Tailored Brands, Inc	384
398,651		Target Corp	23,524
77,229		Tiffany & Co	7,088
24,339		Tile Shop Holdings, Inc	309
6,790		Tilly’s, Inc	81
461,350		TJX Companies, Inc	34,015
93,478		Tractor Supply Co	5,916
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

77,582	*,e	TripAdvisor, Inc	$3,144
42,488	*	Ulta Beauty, Inc	9,605
64,021	*	Urban Outfitters, Inc	1,530
17,699	*	Vitamin Shoppe, Inc	95
27,839	*,e	Wayfair, Inc	1,876
62,628	e	Williams-Sonoma, Inc	3,123
1,945		Winmark Corp	256
11,661	*	Zumiez, Inc	211
		TOTAL RETAILING	908,690

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
13,345	*,e	Acacia Communications, Inc	629
28,672	*	Advanced Energy Industries, Inc	2,316
598,249	*,e	Advanced Micro Devices, Inc	7,628
15,539	*	Alpha & Omega Semiconductor Ltd	256
23,188	*,e	Ambarella, Inc	1,136
73,241	*	Amkor Technology, Inc	773
260,563		Analog Devices, Inc	22,453
769,255		Applied Materials, Inc	40,070
20,849	*	Axcelis Technologies, Inc	570
26,991	*	AXT, Inc	247
287,270		Broadcom Ltd	69,674
49,923		Brooks Automation, Inc	1,516
17,924		Cabot Microelectronics Corp	1,433
47,258	*	Cavium, Inc	3,116
15,710	*	Ceva, Inc	672
46,452	*	Cirrus Logic, Inc	2,477
18,761		Cohu, Inc	447
70,502	*	Cree, Inc	1,987
4,598	*,e	CyberOptics Corp	75
236,910	e	Cypress Semiconductor Corp	3,558
28,713	*	Diodes, Inc	859
16,832	*	DSP Group, Inc	219
102,868	*	Entegris, Inc	2,968
59,023	*	First Solar, Inc	2,708
51,293	*	Formfactor, Inc	864
9,281	*,e	GSI Technology, Inc	67
8,421	*	Ichor Holdings Ltd	226
13,074	*,e	Impinj, Inc	544
29,376	*,e	Inphi Corp	1,166
96,873	*	Integrated Device Technology, Inc	2,575
3,386,679		Intel Corp	128,965
16,725		IXYS Corp	396
113,478		Kla-Tencor Corp	12,029
50,517	*	Kopin Corp	211
113,555		Lam Research Corp	21,012
75,431	*	Lattice Semiconductor Corp	393
29,103	*,e	MA-COM Technology Solutions	1,298
292,429		Marvell Technology Group Ltd	5,234
202,095		Maxim Integrated Products, Inc	9,642
43,500	*	MaxLinear, Inc	1,033
152,706		Microchip Technology, Inc	13,710
753,381	*	Micron Technology, Inc	29,630
82,939	*	Microsemi Corp	4,270
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

38,853		MKS Instruments, Inc	$3,670
28,750		Monolithic Power Systems, Inc	3,063
18,167	*	Nanometrics, Inc	523
21,168	*,e	NeoPhotonics Corp Ltd	118
3,184		NVE Corp	251
409,358		NVIDIA Corp	73,181
242,139	*	NXP Semiconductors NV	27,383
303,061	*	ON Semiconductor Corp	5,598
20,605	*,e	PDF Solutions, Inc	319
46,544	*	Photronics, Inc	412
19,443	*	Pixelworks, Inc	92
20,135		Power Integrations, Inc	1,474
90,456	*	Qorvo, Inc	6,393
1,068,023		Qualcomm, Inc	55,366
79,664	*	Rambus, Inc	1,064
22,659	*	Rudolph Technologies, Inc	596
47,350	*	Semtech Corp	1,778
25,567	*	Sigma Designs, Inc	161
28,958	*	Silicon Laboratories, Inc	2,314
133,022		Skyworks Solutions, Inc	13,555
14,575	*	SMART Global Holdings, Inc	390
42,585	*,e	SunPower Corp	310
145,190		Teradyne, Inc	5,414
720,276		Texas Instruments, Inc	64,566
23,500	*	Ultra Clean Holdings	720
34,384	*	Veeco Instruments, Inc	736
77,993		Versum Materials, Inc	3,028
37,527	*	Xcerra Corp	370
179,234		Xilinx, Inc	12,695
35,485		Xperi Corp	898
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	687,490

SOFTWARE & SERVICES - 13.2%
31,603	*	2U, Inc	1,771
65,506	*	8x8, Inc	884
32,215	*	A10 Networks, Inc	244
447,958		Accenture plc	60,506
86,241	*	ACI Worldwide, Inc	1,965
533,881		Activision Blizzard, Inc	34,441
23,331	*	Actua Corp	357
57,158	*	Acxiom Corp	1,408
356,601	*	Adobe Systems, Inc	53,198
120,279	*	Akamai Technologies, Inc	5,860
14,717	*	Alarm.com Holdings, Inc	665
34,856		Alliance Data Systems Corp	7,722
213,720	*	Alphabet, Inc (Class A)	208,104
217,359	*	Alphabet, Inc (Class C)	208,471
6,774	*,e	Alteryx, Inc	138
11,882	*	Amber Road, Inc	91
104,061		Amdocs Ltd	6,693
15,720	*	American Software, Inc (Class A)	179
61,523	*	Ansys, Inc	7,551
5,867	*	Appfolio, Inc	281
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,607	*	Apptio, Inc	$233
52,922	*	Aspen Technology, Inc	3,324
53,046	*	Atlassian Corp plc	1,865
149,844	*	Autodesk, Inc	16,821
323,034		Automatic Data Processing, Inc	35,314
34,946	*	Bankrate, Inc	487
18,304	*	Barracuda Networks, Inc	444
59,668	*	Bazaarvoice, Inc	295
11,374	*,e	Benefitfocus, Inc	383
20,754	*,e	Black Knight Financial Services, Inc	893
34,044		Blackbaud, Inc	2,989
40,135	*	Blackhawk Network Holdings, Inc	1,758
7,430	*,e	Blackline, Inc	254
30,473	*	Blucora, Inc	771
105,922		Booz Allen Hamilton Holding Co	3,960
29,562	*	Bottomline Technologies, Inc	941
56,836	*	Box, Inc	1,098
20,694	*	Brightcove, Inc	149
84,067		Broadridge Financial Solutions, Inc	6,794
21,331	*,e	BroadSoft, Inc	1,073
225,226		CA, Inc	7,518
17,838	*	CACI International, Inc (Class A)	2,486
199,514	*	Cadence Design Systems, Inc	7,875
46,299	*	Callidus Software, Inc	1,141
18,030	*	Carbonite, Inc	397
33,955	*	Cardtronics plc	781
10,137	*	Care.com, Inc	161
51,951	*,e	Cars.com, Inc	1,382
8,028		Cass Information Systems, Inc	509
96,451		CDK Global, Inc	6,085
15,814	*	ChannelAdvisor Corp	182
18,077	*,e	Cimpress NV	1,765
108,784	*	Citrix Systems, Inc	8,357
9,543	*,e	Cloudera, Inc	159
422,163		Cognizant Technology Solutions Corp (Class A)	30,624
19,734	*	CommerceHub, Inc	421
9,867	*	CommerceHub, Inc (Series A)	223
28,135	*	Commvault Systems, Inc	1,711
137,713	*	Conduent, Inc	2,158
67,630		Convergys Corp	1,751
37,259	*	Cornerstone OnDemand, Inc	1,513
22,983	*	CoStar Group, Inc	6,165
21,523	*	Coupa Software, Inc	670
24,883		CSG Systems International, Inc	998
114,401		CSRA, Inc	3,692
142,078	*	Dell Technologies, Inc-VMware Inc	10,970
32,513	*	DHI Group, Inc	85
7,264	*,e	Digimarc Corp	266
44,464		DST Systems, Inc	2,440
204,453		DXC Technology Co	17,558
704,215	*	eBay, Inc	27,084
17,480	e	Ebix, Inc	1,141
216,169	*	Electronic Arts, Inc	25,521
24,127	*	Ellie Mae, Inc	1,982
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

43,380	*	Endurance International Group Holdings, Inc	$356
30,234	*	Envestnet, Inc	1,542
34,220	*	EPAM Systems, Inc	3,009
83,578	*	Etsy, Inc	1,411
35,298	*	Euronet Worldwide, Inc	3,346
12,571	*	Everbridge, Inc	332
45,885	*	Everi Holdings, Inc	348
44,094		EVERTEC, Inc	699
9,749	*	EXA Corp	236
21,916	*	ExlService Holdings, Inc	1,278
1,676,846	*	Facebook, Inc	286,523
21,529		Fair Isaac Corp	3,025
237,387		Fidelity National Information Services, Inc	22,170
127,712	*,e	FireEye, Inc	2,142
61,509	*	First American Corp	2,843
280,206	*	First Data Corp	5,055
152,647	*	Fiserv, Inc	19,685
37,675	*	Five9, Inc	900
66,037	*	FleetCor Technologies, Inc	10,221
7,582		Forrester Research, Inc	317
104,792	*	Fortinet, Inc	3,756
62,703	*	Gartner, Inc	7,801
97,664		Genpact Ltd	2,808
25,984	*	Gigamon, Inc	1,095
109,228		Global Payments, Inc	10,380
54,344	*,e	Glu Mobile, Inc	204
54,469	*	GoDaddy, Inc	2,370
42,541	*,e	Gogo, Inc	502
60,011	*,e	GrubHub, Inc	3,160
22,127	*	GTT Communications, Inc	700
52,363	*	Guidewire Software, Inc	4,077
17,956		Hackett Group, Inc	273
34,799	*	Hortonworks, Inc	590
24,272	*	HubSpot, Inc	2,040
49,755	*	IAC/InterActiveCorp	5,850
24,295	*	Imperva, Inc	1,054
24,668	*	Information Services Group, Inc	99
15,324	*	Instructure, Inc	508
59,207	*,e	Internap Network Services Corp	258
612,885		International Business Machines Corp	88,917
175,596		Intuit, Inc	24,959
33,493		j2 Global, Inc	2,474
55,229		Jack Henry & Associates, Inc	5,677
9,177	*	Leaf Group Ltd	63
101,147		Leidos Holdings, Inc	5,990
50,961	*	Limelight Networks, Inc	202
19,090	*	Liquidity Services, Inc	113
40,701	*	Liveperson, Inc	551
36,974		LogMeIn, Inc	4,069
48,035	*	Manhattan Associates, Inc	1,997
18,418		Mantech International Corp (Class A)	813
680,602		MasterCard, Inc (Class A)	96,101
24,371	*,e	Match Group, Inc	565
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

44,595		MAXIMUS, Inc	$2,876
46,865	*	Meet Group, Inc	171
5,377,230		Microsoft Corp	400,550
6,844	*	MicroStrategy, Inc (Class A)	874
26,600	*	MINDBODY, Inc	688
22,456	*	Mitek Systems, Inc	213
40,466	*	MobileIron, Inc	150
14,483	*	Model N, Inc	217
22,389	*	MoneyGram International, Inc	361
29,292		Monotype Imaging Holdings, Inc	564
10,573	*,e	MuleSoft, Inc	213
21,173	*	New Relic, Inc	1,054
46,584		NIC, Inc	799
208,409	*	Nuance Communications, Inc	3,276
25,143	*,e	Nutanix, Inc	563
8,277	*,e	Okta, Inc	233
2,054,905		Oracle Corp	99,355
163,222	*,e	Pandora Media, Inc	1,257
7,197	*,e	Park City Group, Inc	87
231,845		Paychex, Inc	13,901
35,482	*,e	Paycom Software, Inc	2,660
18,614	*	Paylocity Holding Corp	909
818,113	*	PayPal Holdings, Inc	52,384
26,462		Pegasystems, Inc	1,526
25,493	*	Perficient, Inc	501
30,646	*	Planet Payment, Inc	131
13,412	*,e	Presidio, Inc	190
31,483		Progress Software Corp	1,202
30,883	*	Proofpoint, Inc	2,694
19,034	*	PROS Holdings, Inc	459
81,664	*	PTC, Inc	4,596
22,395	*	Q2 Holdings, Inc	933
7,729		QAD, Inc (Class A)	265
22,512	*	Qualys, Inc	1,166
20,643	*	QuinStreet, Inc	152
53,361	*	Quotient Technology, Inc	835
14,504	*,e	Rapid7, Inc	255
18,038	*	RealNetworks, Inc	87
42,414	*	RealPage, Inc	1,692
127,214	*	Red Hat, Inc	14,103
6,528		Reis, Inc	118
44,988	*	RingCentral, Inc	1,878
13,437	*	Rosetta Stone, Inc	137
27,990	*	Rubicon Project, Inc	109
151,223		Sabre Corp	2,737
488,162	*	salesforce.com, Inc	45,604
31,653		Science Applications International Corp	2,116
4,599	*,e	SecureWorks Corp	57
120,406	*	ServiceNow, Inc	14,151
46,932	*	ServiceSource International LLC	162
13,499	*	Shutterstock, Inc	449
29,419	*	Silver Spring Networks, Inc	476
98,246	*	Splunk, Inc	6,526
12,246	*	SPS Commerce, Inc	694
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

160,838	*	Square, Inc	$4,634
122,104		SS&C Technologies Holdings, Inc	4,902
11,437	*	Stamps.com, Inc	2,318
6,538	*	StarTek, Inc	77
29,262	*	Sykes Enterprises, Inc	853
445,443		Symantec Corp	14,615
30,290	*,e	Synchronoss Technologies, Inc	283
107,416	*	Synopsys, Inc	8,650
23,254		Syntel, Inc	457
43,485	*	Tableau Software, Inc	3,257
70,966	*	Take-Two Interactive Software, Inc	7,255
12,153	*	TechTarget, Inc	145
20,400	*	TeleNav, Inc	130
10,054		TeleTech Holdings, Inc	420
90,969	*,e	Teradata Corp	3,074
84,788		TiVo Corp	1,683
130,014		Total System Services, Inc	8,516
12,457	*	Trade Desk, Inc	766
88,235		Travelport Worldwide Ltd	1,385
44,667	*,e	TrueCar, Inc	705
6,516	*,e	Tucows, Inc	382
44,947	*,e	Twilio, Inc	1,342
478,918	*	Twitter, Inc	8,079
24,426	*	Tyler Technologies, Inc	4,258
20,094	*	Ultimate Software Group, Inc	3,810
38,674	*,e	Unisys Corp	329
4,914	*	Upland Software, Inc	104
115,105	*	Vantiv, Inc	8,111
13,785	*	Varonis Systems, Inc	578
21,489	*	Vasco Data Security International	259
45,384	*	Verint Systems, Inc	1,899
62,967	*,e	VeriSign, Inc	6,699
32,131	*,e	VirnetX Holding Corp	125
19,953	*	Virtusa Corp	754
1,331,275		Visa, Inc (Class A)	140,103
51,001	*,e	VMware, Inc (Class A)	5,569
27,749	*	Website Pros, Inc	694
337,570		Western Union Co	6,481
27,596	*	WEX, Inc	3,097
93,622	*	Workday, Inc	9,867
16,351	*	Workiva, Inc	341
19,259	*	XO Group, Inc	379
56,028	*	Yelp, Inc	2,426
8,394	*,e	Yext, Inc	111
69,807	*	Zendesk, Inc	2,032
38,071	*	Zillow Group, Inc	1,529
76,096	*,e	Zillow Group, Inc (Class C)	3,060
42,422	*	Zix Corp	207
549,506	*	Zynga, Inc	2,077
		TOTAL SOFTWARE & SERVICES	2,469,783

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
74,639	*,e	3D Systems Corp	999
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,649		Adtran, Inc	$856
16,323	*	Aerohive Networks, Inc	67
11,056	*	Agilysys, Inc	132
6,547	*,e	Akoustis Technologies, Inc	43
215,682		Amphenol Corp (Class A)	18,255
21,094	*	Anixter International, Inc	1,793
3,742,753		Apple, Inc	576,833
13,189	*,e	Applied Optoelectronics, Inc	853
37,776	*	Arista Networks, Inc	7,163
130,734	*	ARRIS International plc	3,725
62,946	*	Arrow Electronics, Inc	5,061
24,161	*	Avid Technology, Inc	110
90,328		Avnet, Inc	3,550
34,410		AVX Corp	627
20,748		Badger Meter, Inc	1,017
7,316		Bel Fuse, Inc (Class B)	228
30,293		Belden CDT, Inc	2,439
35,867	*	Benchmark Electronics, Inc	1,225
285,477		Brocade Communications Systems, Inc	3,411
26,799	*	CalAmp Corp	623
28,887	*	Calix, Inc	146
109,536		CDW Corp	7,229
101,053	*	Ciena Corp	2,220
3,581,281		Cisco Systems, Inc	120,439
8,964	*,e	Clearfield, Inc	122
60,271		Cognex Corp	6,647
17,685	*	Coherent, Inc	4,159
137,846	*	CommScope Holding Co, Inc	4,578
16,237		Comtech Telecommunications Corp	333
15,682	*	Control4 Corp	462
653,630		Corning, Inc	19,557
29,620	*	Cray, Inc	576
23,637		CTS Corp	570
27,847		Daktronics, Inc	294
53,560	e	Diebold, Inc	1,224
18,652	*	Digi International, Inc	198
39,659		Dolby Laboratories, Inc (Class A)	2,281
13,533	*	Eastman Kodak Co	99
33,587	*	EchoStar Corp (Class A)	1,922
21,493	*	Electro Scientific Industries, Inc	299
33,181	*	Electronics for Imaging, Inc	1,416
18,982		EMCORE Corp	156
9,278	*	ePlus, Inc	858
79,396	*	Extreme Networks, Inc	944
46,260	*	F5 Networks, Inc	5,577
26,560	*	Fabrinet	984
12,851	*	FARO Technologies, Inc	492
80,146	*	Finisar Corp	1,777
124,310	*,e	Fitbit, Inc	865
95,771		Flir Systems, Inc	3,726
58,321	*	Harmonic, Inc	178
87,178		Harris Corp	11,480
1,194,003		Hewlett Packard Enterprise Co	17,564
1,207,334		HP, Inc	24,098
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

43,712	*	II-VI, Inc	$1,799
21,661	*,e	Immersion Corp	177
103,799	*	Infinera Corp	921
25,682	*	Insight Enterprises, Inc	1,179
25,007		InterDigital, Inc	1,844
13,652	*	Intevac, Inc	115
25,495	*	IPG Photonics Corp	4,718
18,293	*	Iteris, Inc	122
24,355	*	Itron, Inc	1,886
129,452		Jabil Circuit, Inc	3,696
267,163		Juniper Networks, Inc	7,435
32,485	*	Kemet Corp	686
131,492	*	Keysight Technologies, Inc	5,478
21,162	*	Kimball Electronics, Inc	458
64,648	*	Knowles Corp	987
10,929	*	KVH Industries, Inc	131
16,323		Littelfuse, Inc	3,197
43,856	*	Lumentum Holdings, Inc	2,384
24,482	*,e	Maxwell Technologies, Inc	126
2,255	e	Mesa Laboratories, Inc	337
25,950		Methode Electronics, Inc	1,099
47,549	*,e	Microvision, Inc	132
117,662		Motorola, Inc	9,986
12,096		MTS Systems Corp	647
7,937	*	Napco Security Technologies, Inc	77
76,957		National Instruments Corp	3,245
87,292	*	NCR Corp	3,275
195,418		NetApp, Inc	8,551
23,887	*	Netgear, Inc	1,137
64,175	*	Netscout Systems, Inc	2,076
23,522	*	Novanta, Inc	1,026
119,078	*,e	Oclaro, Inc	1,028
12,827	*	OSI Systems, Inc	1,172
63,866	*	Palo Alto Networks, Inc	9,203
14,228		Park Electrochemical Corp	263
8,216		PC Connection, Inc	232
6,945	*	PC Mall, Inc	97
24,496		Plantronics, Inc	1,083
24,305	*	Plexus Corp	1,363
67,260	*	Pure Storage, Inc	1,075
15,117	*	Quantenna Communications, Inc	254
20,253	*	Quantum Corp	124
26,581	*	Radisys Corp	36
12,852	*	Rogers Corp	1,713
52,368	*	Sanmina Corp	1,945
17,777	*	Scansource, Inc	776
37,508	*	Sonus Networks, Inc	287
37,383	*	Stratasys Ltd	864
27,221	*	Super Micro Computer, Inc	602
25,356	*	Synaptics, Inc	993
20,598		SYNNEX Corp	2,606
9,938		Systemax, Inc	263
25,262	*	Tech Data Corp	2,244
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

178,485	*	Trimble Navigation Ltd	$7,006
66,124	*	TTM Technologies, Inc	1,016
16,794	*,e	Ubiquiti Networks, Inc	941
30,250		Universal Display Corp	3,898
28,420	*	USA Technologies, Inc	178
80,817	*	VeriFone Systems, Inc	1,639
38,380	*,e	Viasat, Inc	2,469
165,919	*	Viavi Solutions, Inc	1,570
97,366	e	Vishay Intertechnology, Inc	1,830
9,508	*	Vishay Precision Group, Inc	232
210,181		Western Digital Corp	18,160
166,502		Xerox Corp	5,543
37,981	*	Zebra Technologies Corp (Class A)	4,124
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,018,236

TELECOMMUNICATION SERVICES - 2.0%
4,418,095		AT&T, Inc	173,057
7,918		ATN International, Inc	417
27,406	*	Boingo Wireless, Inc	586
389,983	e	CenturyLink, Inc	7,371
29,963	*	Cincinnati Bell, Inc	595
29,776		Cogent Communications Group, Inc	1,456
48,355		Consolidated Communications Holdings, Inc	923
57,416	e	Frontier Communications Corp	677
19,551	*	General Communication, Inc (Class A)	797
316,146	*,e	Globalstar, Inc	515
5,442	*	Hawaiian Telcom Holdco, Inc	162
10,513		IDT Corp (Class B)	148
23,607	*	Intelsat S.A.	111
60,764	*,e	Iridium Communications, Inc	626
212,482	*	Level 3 Communications, Inc	11,323
16,622	*	Lumos Networks Corp	298
13,047	*	Ooma, Inc	138
44,329	*	Orbcomm, Inc	464
7,472	*,e	pdvWireless, Inc	223
33,638		Shenandoah Telecom Co	1,251
14,641		Spok Holdings, Inc	225
458,152	*,e	Sprint Corp	3,564
5,677	*	Straight Path Communications, Inc	1,026
70,982		Telephone & Data Systems, Inc	1,980
211,885	*	T-Mobile US, Inc	13,065
9,529	*	US Cellular Corp	337
2,925,670		Verizon Communications, Inc	144,791
143,849	*	Vonage Holdings Corp	1,171
134,628	e	Windstream Holdings, Inc	238
134,804	*	Zayo Group Holdings, Inc	4,640
		TOTAL TELECOMMUNICATION SERVICES	372,175

TRANSPORTATION - 2.1%
37,928	*	Air Transport Services Group, Inc	923
85,907		Alaska Air Group, Inc	6,552
9,285		Allegiant Travel Co	1,223
3,647		Amerco, Inc	1,367
321,474		American Airlines Group, Inc	15,267
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,331		Arkansas Best Corp	$647
16,948	*	Atlas Air Worldwide Holdings, Inc	1,115
53,941	*	Avis Budget Group, Inc	2,053
100,174	e	CH Robinson Worldwide, Inc	7,623
21,812		Copa Holdings S.A. (Class A)	2,716
23,634		Costamare, Inc	146
8,672	*	Covenant Transportation Group, Inc	251
634,742		CSX Corp	34,441
14,173	*,e	Daseke, Inc	185
471,591		Delta Air Lines, Inc	22,740
28,818	*,e	Eagle Bulk Shipping, Inc	131
21,041	*	Echo Global Logistics, Inc	397
129,396		Expeditors International of Washington, Inc	7,746
175,024		FedEx Corp	39,482
20,963		Forward Air Corp	1,200
6,118	*	Genco Shipping & Trading Ltd	71
43,633	*	Genesee & Wyoming, Inc (Class A)	3,229
36,387	*	Hawaiian Holdings, Inc	1,366
33,759		Heartland Express, Inc	847
40,162	*,e	Hertz Global Holdings, Inc	898
21,791	*	Hub Group, Inc (Class A)	936
61,748		J.B. Hunt Transport Services, Inc	6,859
240,228	*	JetBlue Airways Corp	4,451
75,793		Kansas City Southern Industries, Inc	8,237
37,438	*	Kirby Corp	2,469
87,818	*,e	Knight-Swift Transportation Holdings, Inc	3,649
30,053		Landstar System, Inc	2,995
55,800		Macquarie Infrastructure Co LLC	4,028
23,235		Marten Transport Ltd	477
32,238		Matson, Inc	908
65,499	*,e	Navios Maritime Holdings, Inc	109
208,731		Norfolk Southern Corp	27,603
43,304		Old Dominion Freight Line	4,768
6,136		Park-Ohio Holdings Corp	280
29,335	*	Radiant Logistics, Inc	156
20,933	*	Roadrunner Transportation Services Holdings, Inc	199
38,669		Ryder System, Inc	3,269
33,371	*	Safe Bulkers, Inc	91
18,094	*	Saia, Inc	1,134
22,723		Schneider National, Inc	575
40,927	*	Scorpio Bulkers, Inc	289
37,279		Skywest, Inc	1,637
404,597		Southwest Airlines Co	22,649
50,261	*	Spirit Airlines, Inc	1,679
576,649		Union Pacific Corp	66,874
197,220	*	United Continental Holdings, Inc	12,007
498,257		United Parcel Service, Inc (Class B)	59,836
6,297		Universal Truckload Services, Inc	129
31,167		Werner Enterprises, Inc	1,139
79,581	*	XPO Logistics, Inc	5,394
23,809	*	YRC Worldwide, Inc	329
		TOTAL TRANSPORTATION	397,771
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

UTILITIES - 3.1%
479,673		AES Corp	$5,286
36,666		Allete, Inc	2,834
162,876		Alliant Energy Corp	6,771
174,489		Ameren Corp	10,092
345,990		American Electric Power Co, Inc	24,302
25,230		American States Water Co	1,243
128,381		American Water Works Co, Inc	10,387
125,741		Aqua America, Inc	4,173
8,231	*	AquaVenture Holdings Ltd	111
4,909		Artesian Resources Corp	186
92,825	*	Atlantic Power Corp	227
73,408		Atmos Energy Corp	6,155
39,059		Avangrid, Inc	1,852
45,672		Avista Corp	2,364
38,044		Black Hills Corp	2,620
15,011	*,e	Cadiz, Inc	191
35,650		California Water Service Group	1,360
261,683	*	Calpine Corp	3,860
309,882		Centerpoint Energy, Inc	9,052
11,318		Chesapeake Utilities Corp	886
201,227		CMS Energy Corp	9,321
8,405		Connecticut Water Service, Inc	498
220,068		Consolidated Edison, Inc	17,755
10,961		Consolidated Water Co, Inc	140
453,211		Dominion Resources, Inc	34,866
128,939		DTE Energy Co	13,843
502,898		Duke Energy Corp	42,203
80,776	*	Dynegy, Inc	791
229,445		Edison International	17,706
27,569		El Paso Electric Co	1,523
129,224		Entergy Corp	9,868
228,773		Eversource Energy	13,827
669,403		Exelon Corp	25,216
318,061		FirstEnergy Corp	9,806
9,378		Genie Energy Ltd	61
6,410		Global Water Resources, Inc	60
153,133		Great Plains Energy, Inc	4,640
76,347		Hawaiian Electric Industries, Inc	2,548
35,966		Idacorp, Inc	3,163
140,621		MDU Resources Group, Inc	3,649
24,502		MGE Energy, Inc	1,583
11,759		Middlesex Water Co	462
57,732	e	National Fuel Gas Co	3,268
62,202		New Jersey Resources Corp	2,622
337,823		NextEra Energy, Inc	49,508
234,601		NiSource, Inc	6,003
21,777		Northwest Natural Gas Co	1,402
35,112		NorthWestern Corp	1,999
214,201		NRG Energy, Inc	5,481
24,011		NRG Yield, Inc (Class A)	456
47,061		NRG Yield, Inc (Class C)	908
142,240		OGE Energy Corp	5,125
36,272		ONE Gas, Inc	2,671
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,977		Ormat Technologies, Inc	$1,647
27,545		Otter Tail Corp	1,194
50,689		Pattern Energy Group, Inc	1,222
366,904		PG&E Corp	24,983
79,660		Pinnacle West Capital Corp	6,736
55,254		PNM Resources, Inc	2,227
62,460		Portland General Electric Co	2,851
494,802		PPL Corp	18,778
364,439		Public Service Enterprise Group, Inc	16,855
11,616	*,e	Pure Cycle Corp	87
4,887		RGC Resources, Inc	140
95,839		SCANA Corp	4,647
180,826		Sempra Energy	20,638
12,005		SJW Corp	679
58,642		South Jersey Industries, Inc	2,025
718,730		Southern Co	35,318
34,400		Southwest Gas Corp	2,670
7,544	e	Spark Energy, Inc	113
33,979		Spire, Inc	2,537
45,979		TerraForm Global, Inc	218
51,170		TerraForm Power, Inc	676
123,477		UGI Corp	5,786
10,272		Unitil Corp	508
59,431		Vectren Corp	3,909
169,935		Vistra Energy Corp	3,176
15,334	*,e	Vivint Solar, Inc	52
227,948		WEC Energy Group, Inc	14,311
101,059		Westar Energy, Inc	5,013
35,622		WGL Holdings, Inc	2,999
366,897		Xcel Energy, Inc	17,362
9,006		York Water Co	305
		TOTAL UTILITIES	586,586

		TOTAL COMMON STOCKS	18,702,558
		(Cost $8,894,480)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
1,387	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	†,m	Forest Laboratories, Inc CVR	10
4,045	†,m	Omthera Pharmaceuticals, Inc	3
6,981	*,m	Tobira Therapeutics, Inc	0	^
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13

SOFTWARE & SERVICES - 0.0%
19,206	†,m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	13
		(Cost $1)
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 0.1%
$20,200,000		Federal Home Loan Bank (FHLB)	0.700%	10/02/17	$20,200
		TOTAL GOVERNMENT AGENCY DEBT			20,200

TREASURY DEBT - 0.3%
41,480,000		United States Treasury Bill	0.880	10/05/17	41,477
10,220,000		United States Treasury Bill	0.927	10/26/17	10,214
		TOTAL TREASURY DEBT			51,691

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
288,605,035	c	State Street Navigator Securities Lending Government Money Market Portfolio			288,605
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			288,605
		TOTAL SHORT-TERM INVESTMENTS			360,496
		(Cost $360,494)

		TOTAL INVESTMENTS - 101.5%			19,063,067
		(Cost $9,254,975)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(273,412)
		NET ASSETS - 100.0%			$18,789,655

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $279,913,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2017 were as follows (dollar amounts are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	96	12/15/17	$6,899	$7,166	$267
S&P 500 E Mini Index	375	12/15/17	46,966	47,177	211
S&P Mid-Cap 400 E-Mini Index	39	12/15/17	6,873	7,003	130
Total	510		$60,738	$61,346	$608

296

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.0%
$985,584	i	TransDigm, Inc	LIBOR 3 M + 3.000%	4.330%	05/14/22	$988
		TOTAL CAPITAL GOODS				988

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,050,000	i	American Airlines, Inc	LIBOR 3 M + 2.500%	3.730	12/14/23	1,052
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,052

CONSUMER DURABLES & APPAREL - 0.0%
899,647	i	Hanesbrands, Inc	LIBOR 3 M + 2.500%	3.740	04/29/22	905
		TOTAL CONSUMER DURABLES & APPAREL				905

CONSUMER SERVICES - 0.0%
496,460	i	1011778 BC / New Red Fin	LIBOR 3 M + 2.250%	3.580	02/17/24	496
519,649	i	Boyd Gaming Corp	LIBOR 3 M + 2.500%	3.690	09/15/23	521
1,683,379		Hilton Worldwide Finance LLC		3.237	10/25/23	1,690
717,759	i	KFC Holding Co	LIBOR 3 M + 2.000%	3.230	06/16/23	720
		TOTAL CONSUMER SERVICES				3,427

DIVERSIFIED FINANCIALS - 0.0%
199,000	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	4.080	09/24/24	199
		TOTAL DIVERSIFIED FINANCIALS				199

ENERGY - 0.0%
1,720,000	i	California Resources Corp	LIBOR 3 M + 10.375%	11.610	12/31/21	1,831
		TOTAL ENERGY				1,831

FOOD & STAPLES RETAILING - 0.0%
207,955	i	Albertsons LLC	LIBOR 3 M + 3.000%	4.320	06/22/23	200
		TOTAL FOOD & STAPLES RETAILING				200

FOOD, BEVERAGE & TOBACCO - 0.0%
1,995,000	i	B&G Foods, Inc	LIBOR 3 M + 2.250%	3.490	11/02/22	2,004
997,500	i	Post Holdings, Inc	LIBOR 3 M + 2.250%	3.490	05/24/24	999
		TOTAL FOOD, BEVERAGE & TOBACCO				3,003

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
1,492,500	i	Change Healthcare Holdings LLC	LIBOR 3 M + 2.750%	3.990	03/01/24	1,496
1,644,750	i	DaVita HealthCare Partners, Inc	LIBOR 3 M + 2.750%	3.990	06/24/21	1,654
1,985,000	i	Envision Healthcare Corp	LIBOR 3 M + 3.000%	4.240	12/01/23	1,989
2,480,019	i	Tennessee Merger Sub, Inc	LIBOR 3 M + 2.750%	3.990	02/06/24	2,432
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				7,571

MATERIALS - 0.1%
990,013	i	American Builders & Contractors Supply Co, Inc	LIBOR 3 M + 2.500%	3.740	10/31/23	993
297

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$1,492,500	i	Berry Plastics Corp	LIBOR 3 M + 2.250%	3.490%	01/19/24	$1,493
496,250	i	Ineos US Finance LLC	LIBOR 3 M + 2.750%	3.990	04/01/24	499
1,419,399	i	PolyOne Corp	LIBOR 3 M + 2.000%	3.230	11/11/22	1,427
		TOTAL MATERIALS				4,412

MEDIA - 0.1%
981,914	i	CSC Holdings LLC	LIBOR 3 M + 2.250%	3.480	07/17/25	976
993,883	i	Lions Gate Entertainment Corp	LIBOR 3 M + 3.000%	4.240	12/08/23	1,001
105,162	i	Mission Broadcasting, Inc	LIBOR 3 M + 2.500%	3.740	01/17/24	105
2,087,723	i	MTL Publishing LLC	LIBOR 3 M + 2.500%	3.730	08/21/23	2,091
840,034	i	Nexstar Broadcasting, Inc	LIBOR 3 M + 2.500%	3.740	01/17/24	842
779,946	i	Virgin Media Bristol LLC	LIBOR 3 M + 2.750%	3.980	01/31/25	783
		TOTAL MEDIA				5,798

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
124,688	i	Endo Luxembourg Finance I Co Sarl	LIBOR 3 M + 4.250%	5.500	04/29/24	126
2,652	h,i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	3.330	03/07/24	3
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				129

REAL ESTATE - 0.0%
1,649,875	i	MGM Growth Properties LLC	LIBOR 3 M + 2.250%	3.490	04/25/23	1,655
		TOTAL REAL ESTATE				1,655

RETAILING - 0.0%
2,815,647	i	PetSmart, Inc	LIBOR 3 M + 3.000%	4.240	03/11/22	2,375
		TOTAL RETAILING				2,375

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,485,000	i	Versum Materials, Inc	LIBOR 3 M + 2.500%	3.830	09/29/23	1,487
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,487

SOFTWARE & SERVICES - 0.0%
1,419,152	i	First Data Corp	LIBOR 3 M + 2.250%	3.490	07/08/22	1,421
99,251	i	Sabre GLBL, Inc	LIBOR 3 M + 2.250%	3.490	02/22/24	100
		TOTAL SOFTWARE & SERVICES				1,521

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,049,825	i	CommScope, Inc	LIBOR 3 M + 2.000%	3.482	12/29/22	1,052
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,052

TRANSPORTATION - 0.0%
1,325,000	i	Avolon TLB Borrower US LLC	LIBOR 3 M + 2.250%	3.990	03/21/22	1,328
248,750	i	Vouvray US Finance, LLC	LIBOR 3 M + 3.000%	4.240	03/11/24	243
		TOTAL TRANSPORTATION				1,571

		TOTAL BANK LOAN OBLIGATIONS				39,176
		(Cost $39,505)

BONDS - 98.0%

298

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

CORPORATE BONDS - 34.6%

AUTOMOBILES & COMPONENTS - 0.6%

EUR	1,750,000	g	Adient Global Holdings Ltd		3.500%	08/15/24	$2,140
	$590,000	g	Adient Global Holdings Ltd		4.875	08/15/26	603
	960,000	g	Allison Transmission, Inc		5.000	10/01/24	996
	9,650,000	g	BMW US Capital LLC		2.000	04/11/21	9,579
	4,050,000		Delphi Automotive plc		3.150	11/19/20	4,143
EUR	1,200,000	g	Gates Global LLC		5.750	07/15/22	1,447
	$11,275,000		General Motors Co		4.200	10/01/27	11,434
	6,950,000		General Motors Co		6.600	04/01/36	8,242
	3,350,000		General Motors Co		6.250	10/02/43	3,827
	1,925,000		General Motors Co		6.750	04/01/46	2,318
	6,500,000		General Motors Co		5.400	04/01/48	6,735
	2,425,000	g	Hyundai Capital America		2.600	03/19/20	2,424
	3,850,000	g	Hyundai Capital America		2.550	04/03/20	3,843
	4,800,000	g	Hyundai Capital America		3.250	09/20/22	4,790
	200,000	g,o	IHO Verwaltungs GmbH		4.125	09/15/21	203
	200,000	g,o	IHO Verwaltungs GmbH		4.500	09/15/23	204
EUR	400,000	g,o	IHO Verwaltungs GmbH		3.750	09/15/26	500
	$8,675,000		Magna International, Inc		3.625	06/15/24	8,953
	600,000	g	Schaeffler Finance BV		4.750	05/15/23	619
	1,000,000		Tenneco, Inc		5.000	07/15/26	1,025
	175,000	g	ZF North America Capital, Inc		4.500	04/29/22	184
	2,000,000	g	ZF North America Capital, Inc		4.750	04/29/25	2,110
			TOTAL AUTOMOBILES & COMPONENTS				76,319

BANKS - 6.2%
	3,075,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5 Y + 5.026%	7.200	03/16/27	3,259
	6,000,000		Australia & New Zealand Banking Group Ltd		2.625	05/19/22	6,006
	4,000,000	g	Banco de Bogota S.A.		6.250	05/12/26	4,362
	500,000	g	Banco de Bogota S.A.		4.375	08/03/27	504
	3,000,000	g	Banco General S.A.		4.125	08/07/27	3,002
	2,500,000	g	Banco Inbursa S.A. Institucion de Banca Multiple		4.375	04/11/27	2,509
	4,825,000	g	Banco Nacional de Comercio Exterior SNC		4.375	10/14/25	5,042
	5,000,000	g	Bank Nederlandse Gemeenten		2.625	04/28/21	5,104
	15,900,000		Bank of America Corp		2.151	11/09/20	15,852
	10,200,000		Bank of America Corp		3.875	08/01/25	10,681
	200,000		Bank of America Corp		4.250	10/22/26	209
	28,050,000		Bank of America Corp		3.248	10/21/27	27,475
	26,425,000		Bank of America Corp		3.593	07/21/28	26,635
	25,000,000		Bank of Nova Scotia		2.125	09/11/19	25,074
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	5,480
	7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		3.250	09/08/24	7,214
	6,700,000		Barclays plc		3.650	03/16/25	6,715
	500,000		Barclays plc		5.200	05/12/26	534
	3,300,000	g	BNP Paribas S.A.		3.800	01/10/24	3,429
	3,225,000	g	BPCE S.A.		3.000	05/22/22	3,242
	3,200,000		Branch Banking & Trust Co		2.300	10/15/18	3,218
	11,850,000		Capital One Bank USA NA		2.950	07/23/21	12,006
	9,750,000		Capital One Bank USA NA		2.650	08/08/22	9,686
	4,500,000		Capital One Bank USA NA		3.375	02/15/23	4,565
	50,075,000		Citigroup, Inc		3.200	10/21/26	49,335
	10,850,000		Citigroup, Inc		3.668	07/24/28	10,931
	175,000		Citigroup, Inc		4.650	07/30/45	194
299

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$10,000,000		Citigroup, Inc		5.350%	12/30/49	$10,383
	7,400,000		Citizens Bank NA		2.650	05/26/22	7,400
	6,500,000		Compass Bank		2.875	06/29/22	6,467
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	7,213
	13,700,000		Cooperatieve Rabobank UA		2.500	01/19/21	13,838
	29,900,000		Cooperatieve Rabobank UA		3.750	07/21/26	30,323
	4,900,000	g	Cooperatieve Rabobank UA		11.000	12/30/49	5,537
	4,825,000	g	Credit Agricole S.A.		2.500	04/15/19	4,870
	5,500,000	g	Credit Agricole S.A.		2.375	07/01/21	5,498
	7,750,000	g	Credit Agricole S.A.		3.250	10/04/24	7,757
	3,800,000	g	DBS Group Holdings Ltd		2.246	07/16/19	3,805
EUR	500,000		Deutsche Bank AG.		1.250	09/08/21	606
	$4,875,000		Discover Bank		3.200	08/09/21	4,972
	1,400,000		Discover Bank		3.450	07/27/26	1,376
EUR	1,000,000		FCE Bank plc		1.134	02/10/22	1,201
	$7,350,000	g	HSBC Bank plc		4.125	08/12/20	7,741
	5,150,000		HSBC Holdings plc		2.650	01/05/22	5,160
	13,075,000		HSBC Holdings plc		3.262	03/13/23	13,342
	250,000		HSBC Holdings plc		4.250	08/18/25	260
	11,825,000		HSBC Holdings plc		3.900	05/25/26	12,371
	3,825,000		HSBC Holdings plc		4.375	11/23/26	3,988
	6,450,000		HSBC Holdings plc		4.041	03/13/28	6,733
	100,000		HSBC Holdings plc		5.250	03/14/44	117
	3,300,000	i	HSBC Holdings plc	USD ICE SWAP 11:00 NY 5 Y + 3.746%	6.000	12/30/49	3,451
	5,000,000		HSBC USA, Inc		1.625	01/16/18	5,002
	100,000		Huntington National Bank		2.875	08/20/20	102
	13,025,000		Huntington National Bank		2.500	08/07/22	12,948
EUR	600,000		Intesa Sanpaolo S.p.A		3.500	01/17/22	797
	$12,925,000		JPMorgan Chase & Co		2.750	06/23/20	13,168
	16,725,000		JPMorgan Chase & Co		2.295	08/15/21	16,708
	10,850,000		JPMorgan Chase & Co		2.776	04/25/23	10,906
	4,850,000		JPMorgan Chase & Co		2.700	05/18/23	4,850
	20,400,000		JPMorgan Chase & Co		3.200	06/15/26	20,242
	21,275,000		JPMorgan Chase & Co		2.950	10/01/26	20,813
	5,750,000		JPMorgan Chase & Co		3.882	07/24/38	5,785
	200,000		JPMorgan Chase & Co		4.950	06/01/45	227
	3,750,000		JPMorgan Chase & Co		5.150	12/30/49	3,891
	2,700,000		KeyBank NA		2.500	12/15/19	2,731
	9,875,000		KeyBank NA		2.300	09/14/22	9,782
	3,325,000		Lloyds Banking Group plc		3.000	01/11/22	3,352
	4,475,000	g	Macquarie Bank Ltd		2.600	06/24/19	4,510
	9,950,000		Manufacturers & Traders Trust Co		2.100	02/06/20	9,958
	13,000,000		Mitsubishi UFJ Financial Group, Inc		3.287	07/25/27	12,939
	13,600,000		National Australia Bank Ltd		2.500	07/12/26	12,933
	10,400,000		PNC Bank NA		2.200	01/28/19	10,454
	11,475,000		PNC Bank NA		2.250	07/02/19	11,560
	17,000,000		PNC Bank NA		2.600	07/21/20	17,255
	10,950,000		PNC Bank NA		2.700	11/01/22	11,027
	17,395,000		PNC Bank NA		2.950	01/30/23	17,598
	6,000,000		PNC Financial Services Group, Inc		3.900	04/29/24	6,313
	40,000,000		Royal Bank of Canada		1.875	02/05/20	39,901
	4,825,000	g	Santander Holdings USA, Inc		4.400	07/13/27	4,924
300

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$15,000,000	g	Skandinaviska Enskilda Banken AB		1.375%	05/29/18	$14,970
	13,100,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	13,271
	3,800,000		Sumitomo Mitsui Banking Corp		2.500	07/19/18	3,826
	6,650,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	6,702
	4,025,000		Sumitomo Mitsui Banking Corp		3.650	07/23/25	4,172
	13,875,000		Sumitomo Mitsui Financial Group, Inc		2.442	10/19/21	13,802
	6,850,000		SunTrust Banks, Inc		2.900	03/03/21	6,966
	5,700,000		SunTrust Banks, Inc		2.750	05/01/23	5,672
	2,725,000		Synchrony Bank		3.000	06/15/22	2,717
	3,500,000	g	TC Ziraat Bankasi AS.		5.125	09/29/23	3,500
	5,000,000		Toronto-Dominion Bank		1.450	09/06/18	4,993
	13,700,000		Toronto-Dominion Bank		1.850	09/11/20	13,641
	2,350,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	2,339
	2,100,000	g	Turkiye Is Bankasi		5.500	04/21/22	2,134
	4,950,000	g	Turkiye Is Bankasi		6.125	04/25/24	5,068
	5,700,000		UnionBanCal Corp		3.500	06/18/22	5,889
	17,650,000		US Bank NA		2.800	01/27/25	17,531
	10,000,000	g	Westpac Banking Corp		1.850	11/26/18	10,003
	8,475,000	i	Westpac Banking Corp	ISR USD 11:00 5 Y + 2.236%	4.322	11/23/31	8,704
	3,875,000	i	Westpac Banking Corp	ISR USD 11:00 5 Y + 2.888%	5.000	12/30/49	3,870
	600,000	g	Yapi ve Kredi Bankasi AS.		5.850	06/21/24	604
			TOTAL BANKS				857,722

CAPITAL GOODS - 1.0%
	500,000	g	Adani Ports & Special Economic Zone Ltd		3.950	01/19/22	513
	4,850,000	g	Adani Ports & Special Economic Zone Ltd		4.000	07/30/27	4,829
	7,175,000		Air Lease Corp		3.875	04/01/21	7,492
GBP	1,000,000		BAE Systems plc		4.125	06/08/22	1,488
EUR	290,000		Bayer AG.		1.875	01/25/21	363
	$2,075,000		Eaton Corp		4.000	11/02/32	2,156
	250,000		Eaton Corp		4.150	11/02/42	251
	4,350,000		Embraer Netherlands Finance BV		5.400	02/01/27	4,711
	3,300,000		General Electric Co		5.250	12/06/17	3,323
	4,075,000		General Electric Co		4.125	10/09/42	4,296
GBP	650,000		Glencore Finance Europe S.A.		6.500	02/27/19	933
	$1,300,000	g	Huntington Ingalls Industries, Inc		5.000	12/15/21	1,339
EUR	1,000,000		Illinois Tool Works, Inc		1.250	05/22/23	1,228
	600,000		Johnson Controls International plc		1.000	09/15/23	712
	$500,000		KLA-Tencor Corp		4.125	11/01/21	528
	8,350,000		Lockheed Martin Corp		2.500	11/23/20	8,473
	5,200,000		Lockheed Martin Corp		3.550	01/15/26	5,380
	6,375,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	6,415
	9,825,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	10,057
	3,000,000	g	Myriad International Holdings BV		4.850	07/06/27	3,101
	8,250,000	g	Parker-Hannifin Corp		3.250	03/01/27	8,307
	4,925,000		Rockwell Automation, Inc		2.050	03/01/20	4,904
	8,725,000		Rockwell Collins, Inc		3.500	03/15/27	8,892
	1,000,000		Rockwell Collins, Inc		4.350	04/15/47	1,035
	3,375,000		Roper Technologies, Inc		3.800	12/15/26	3,473
	11,300,000	g	Siemens Financieringsmaatschappij NV		1.700	09/15/21	11,098
301

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$11,300,000	g	Siemens Financieringsmaatschappij NV	2.350%	10/15/26	$10,685
	350,000	g	Stena AB	7.000	02/01/24	335
	2,075,000		Textron, Inc	3.875	03/01/25	2,152
	12,950,000		Timken Co	3.875	09/01/24	13,073
	5,200,000	g	TSMC Global Ltd	1.625	04/03/18	5,191
	8,225,000		United Technologies Corp	3.750	11/01/46	7,927
			TOTAL CAPITAL GOODS			144,660

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
	500,000		AECOM	5.750	10/15/22	521
	4,875,000		AECOM	5.875	10/15/24	5,400
	10,290,000		Republic Services, Inc	3.800	05/15/18	10,419
	11,102,000		Republic Services, Inc	3.550	06/01/22	11,571
	6,625,000		Republic Services, Inc	3.200	03/15/25	6,676
	8,171,000		Republic Services, Inc	2.900	07/01/26	8,001
	2,000,000		United Rentals North America, Inc	4.625	07/15/23	2,087
	1,600,000		United Rentals North America, Inc	4.875	01/15/28	1,606
	6,425,000		Visa, Inc	3.650	09/15/47	6,366
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,816
	1,850,000		Waste Management, Inc	2.400	05/15/23	1,828
	2,000,000		Waste Management, Inc	3.900	03/01/35	2,068
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,349
EUR	850,000	g	XPO Logistics, Inc	5.750	06/15/21	1,042
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			69,750

CONSUMER DURABLES & APPAREL - 0.2%
	$3,000,000		Lennar Corp	4.750	04/01/21	3,157
	3,850,000		Newell Rubbermaid, Inc	3.150	04/01/21	3,938
	6,175,000		Newell Rubbermaid, Inc	4.200	04/01/26	6,500
	500,000		PulteGroup, Inc	4.250	03/01/21	519
	1,000,000		PulteGroup, Inc	5.500	03/01/26	1,090
	6,900,000		PVH Corp	4.500	12/15/22	7,055
	2,625,000		Whirlpool Corp	3.700	03/01/23	2,723
EUR	1,125,000		Whirlpool Finance Luxembourg Sarl	1.250	11/02/26	1,344
	$250,000		Xerox Corp	3.625	03/15/23	248
			TOTAL CONSUMER DURABLES & APPAREL			26,574

CONSUMER SERVICES - 1.1%
	2,165,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	2,173
	1,425,000		ADT Corp	6.250	10/15/21	1,580
	1,390,000		ADT Corp	3.500	07/15/22	1,390
	11,000,000		Amherst College	4.100	11/01/45	11,887
EUR	1,430,000	g	Aramark International Finance Sarl	3.125	04/01/25	1,762
	$2,500,000	g	Aramark Services, Inc	5.000	04/01/25	2,675
	2,000,000		Aramark Services, Inc	4.750	06/01/26	2,106
	3,400,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	3,571
	2,000,000		Duke University	3.199	10/01/38	1,931
	16,000,000		George Washington University	3.545	09/15/46	15,131
	1,000,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	1,020
	2,250,000		Hilton Worldwide Finance LLC	4.625	04/01/25	2,318
	1,610,000	g	International Game Technology	6.250	02/15/22	1,780
	1,610,000	g	International Game Technology	6.500	02/15/25	1,809
EUR	1,250,000		International Game Technology plc	4.750	02/15/23	1,647
302

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$5,000,000		Johns Hopkins University		4.083%	07/01/53	$5,320
	750,000		MGM Resorts International		4.625	09/01/26	759
	8,000,000		President and Fellows of Harvard College		3.529	10/01/31	8,373
	14,250,000		President and Fellows of Harvard College		3.619	10/01/37	14,837
	10,000,000	g	Prime Security Services Borrower LLC		9.250	05/15/23	11,036
	10,000,000		Princeton University		3.840	07/01/48	10,669
	750,000		Scientific Games International, Inc		10.000	12/01/22	831
	3,600,000	g	ServiceMaster Co LLC		5.125	11/15/24	3,699
	15,000,000		Smith College		4.620	07/01/45	17,233
	6,600,000		Trustees of Dartmouth College		3.474	06/01/46	6,531
	21,000,000		University of Chicago		4.151	10/01/45	21,420
			TOTAL CONSUMER SERVICES				153,488

DIVERSIFIED FINANCIALS - 4.0%
	500,000		AerCap Ireland Capital Ltd		5.000	10/01/21	539
	2,800,000		Aircastle Ltd		4.125	05/01/24	2,898
	10,625,000		American Express Co		2.500	08/01/22	10,610
	2,425,000		American Express Credit Corp		2.700	03/03/22	2,453
	9,775,000		American Express Credit Corp		3.300	05/03/27	9,863
	4,125,000		Bank of New York Mellon Corp		5.450	05/15/19	4,358
	10,500,000		Bank of New York Mellon Corp		2.500	04/15/21	10,603
	11,550,000	g	Bayer US Finance LLC		2.375	10/08/19	11,615
	8,100,000	g	Bayer US Finance LLC		3.375	10/08/24	8,244
	300,000	g,i	BBVA Bancomer S.A.	DGS5 + 3.000%	5.350	11/12/29	304
	10,525,000		Berkshire Hathaway, Inc		3.125	03/15/26	10,640
	250,000		Capital One Financial Corp		3.050	03/09/22	253
	9,800,000		Capital One Financial Corp		3.750	03/09/27	9,904
	7,175,000		Credit Suisse		2.300	05/28/19	7,223
	250,000		Credit Suisse		3.625	09/09/24	260
	9,800,000	g	Credit Suisse Group AG.		2.997	12/14/23	9,768
	3,900,000	g	Credit Suisse Group AG.		4.282	01/09/28	4,061
EUR	1,250,000		Credit Suisse Group Funding Guernsey Ltd		1.250	04/14/22	1,518
	$7,700,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	7,968
	10,250,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	10,437
	13,800,000	g	Daimler Finance North America LLC		2.200	10/30/21	13,642
	100,000		Discover Financial Services		3.950	11/06/24	102
	7,325,000	g	EDP Finance BV		3.625	07/15/24	7,385
	4,975,000		Ford Motor Credit Co LLC		2.425	06/12/20	4,975
	29,100,000		Ford Motor Credit Co LLC		3.200	01/15/21	29,680
	16,100,000		Ford Motor Credit Co LLC		4.134	08/04/25	16,533
	4,978,000		GE Capital International Funding Co		4.418	11/15/35	5,426
	1,432,000		General Electric Capital Corp		5.875	01/14/38	1,873
	108,000		General Electric Capital Corp		6.875	01/10/39	158
	6,500,000		General Motors Financial Co, Inc		3.950	04/13/24	6,655
	300,000		General Motors Financial Co, Inc		4.300	07/13/25	310
EUR	1,085,000		General Motors Financial International BV		1.875	10/15/19	1,330
	$11,075,000		Goldman Sachs Group, Inc		2.375	01/22/18	11,101
EUR	950,000		Goldman Sachs Group, Inc		2.000	07/27/23	1,188
	$13,575,000		Goldman Sachs Group, Inc		3.500	01/23/25	13,768
	3,600,000		Goldman Sachs Group, Inc		3.691	06/05/28	3,630
	7,675,000		Goldman Sachs Group, Inc		4.800	07/08/44	8,585
	100,000		Goldman Sachs Group, Inc		5.150	05/22/45	114
	14,925,000		Goldman Sachs Group, Inc		4.750	10/21/45	16,649
303

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$3,800,000	g	GrupoSura Finance S.A.	5.500%	04/29/26	$4,152
	2,300,000	g	GTH Finance BV	7.250	04/26/23	2,609
	1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,777
	2,000,000	g	ICICI Bank Ltd	3.500	03/18/20	2,034
	2,000,000		ICICI Bank Ltd	3.125	08/12/20	2,019
	8,400,000		International Lease Finance Corp	3.875	04/15/18	8,493
	3,200,000		International Lease Finance Corp	5.875	04/01/19	3,371
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,597
	250,000		Jefferies Group, Inc	6.450	06/08/27	289
	1,625,000		Legg Mason, Inc	2.700	07/15/19	1,644
	2,400,000		Legg Mason, Inc	3.950	07/15/24	2,458
EUR	850,000	g	Lincoln Finance Ltd	6.875	04/15/21	1,066
	$2,050,000	g	LUKOIL International Finance BV	4.563	04/24/23	2,129
	21,500,000		Morgan Stanley	1.875	01/05/18	21,521
	8,925,000		Morgan Stanley	2.750	05/19/22	8,959
	24,800,000		Morgan Stanley	3.700	10/23/24	25,684
	23,475,000		Morgan Stanley	3.125	07/27/26	23,016
	8,225,000		Morgan Stanley	3.625	01/20/27	8,339
	3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,145
	6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,517
	5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,942
	6,575,000		ORIX Corp	2.900	07/18/22	6,598
	6,500,000		Raymond James Financial, Inc	4.950	07/15/46	6,986
	24,200,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	23,847
	6,625,000		TD Ameritrade Holding Corp	3.300	04/01/27	6,690
	6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,905
	11,600,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	11,551
	9,775,000		Unilever Capital Corp	2.900	05/05/27	9,652
	21,000,000		Wells Fargo & Co	2.100	07/26/21	20,801
	28,750,000		Wells Fargo & Co	2.625	07/22/22	28,797
	10,825,000		Wells Fargo & Co	3.069	01/24/23	11,007
EUR	500,000		Wells Fargo & Co	1.375	10/26/26	593
	$10,450,000		Wells Fargo & Co	3.584	05/22/28	10,580
			TOTAL DIVERSIFIED FINANCIALS			551,391

ENERGY - 2.9%
	2,375,000		AmeriGas Partners LP	5.625	05/20/24	2,503
	2,050,000		AmeriGas Partners LP	5.875	08/20/26	2,132
	4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,683
	4,150,000		Ashland, Inc	4.750	08/15/22	4,383
	16,500,000		BP Capital Markets plc	1.375	05/10/18	16,490
	13,300,000		BP Capital Markets plc	2.315	02/13/20	13,414
	3,800,000		BP Capital Markets plc	2.520	09/19/22	3,803
	7,500,000		BP Capital Markets plc	3.588	04/14/27	7,712
	6,575,000		BP Capital Markets plc	3.279	09/19/27	6,562
	699,000	g	California Resources Corp	8.000	12/15/22	454
	478,000		California Resources Corp	6.000	11/15/24	217
	9,500,000		Canadian Natural Resources Ltd	3.850	06/01/27	9,596
	6,500,000	g	Cenovus Energy, Inc	5.400	06/15/47	6,515
	2,375,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,425
	6,250,000		Devon Energy Corp	4.750	05/15/42	6,324
	6,000,000		Ecopetrol S.A.	5.375	06/26/26	6,390
	650,000	g	Empresa Nacional del Petroleo	3.750	08/05/26	650
	2,000,000	g	Empresa Nacional del Petroleo	4.500	09/14/47	1,919
304

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$5,475,000		EnCana Corp	3.900%	11/15/21	$5,641
	7,375,000		EnLink Midstream Partners LP	4.850	07/15/26	7,714
	5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,262
	4,775,000		Enterprise Products Operating LLC	4.450	02/15/43	4,906
	1,925,000		Enterprise Products Operating LLC	4.850	03/15/44	2,066
	9,700,000		EQT Corp	3.900	10/01/27	9,697
	2,250,000		Exterran Partners LP	6.000	10/01/22	2,188
	4,750,000		Exxon Mobil Corp	2.222	03/01/21	4,785
	1,250,000		Ferrellgas Partners LP	6.500	05/01/21	1,212
	750,000		Ferrellgas Partners LP	6.750	01/15/22	727
	3,400,000		Hess Corp	4.300	04/01/27	3,383
	2,739,000		Husky Energy, Inc	3.950	04/15/22	2,859
	2,825,000		Kinder Morgan, Inc	9.000	02/01/19	3,069
EUR	1,000,000		Kinder Morgan, Inc	2.250	03/16/27	1,213
	$2,215,000		Kinder Morgan, Inc	5.300	12/01/34	2,312
	4,850,000		Kinder Morgan, Inc	5.400	09/01/44	5,039
	3,200,000		Magellan Midstream Partners LP	4.200	10/03/47	3,143
	5,030,000		Marathon Oil Corp	2.700	06/01/20	5,029
	3,000,000		Marathon Oil Corp	5.200	06/01/45	3,020
	2,950,000		Marathon Petroleum Corp	4.750	09/15/44	2,933
	200,000	g	NGPL PipeCo LLC	4.375	08/15/22	207
	2,625,000		Noble Energy, Inc	5.625	05/01/21	2,704
	900,000		Noble Energy, Inc	3.900	11/15/24	921
	9,500,000		Noble Energy, Inc	3.850	01/15/28	9,515
	10,850,000		ONE Gas, Inc	2.070	02/01/19	10,865
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,640
	5,125,000	g	Pertamina Persero PT	4.300	05/20/23	5,371
	12,340,000		Petrobras Global Finance BV	6.125	01/17/22	13,265
	2,335,000	g	Petrobras Global Finance BV	5.999	01/27/28	2,335
	750,000		Petrobras Global Finance BV	7.250	03/17/44	781
	3,400,000		Petroleos Mexicanos	5.500	02/04/19	3,543
	6,750,000		Petroleos Mexicanos	6.375	02/04/21	7,395
	1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,573
	825,000	g	Petroleos Mexicanos	5.375	03/13/22	881
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	450
	$11,000,000		Petroleos Mexicanos	1.950	12/20/22	10,989
	5,885,000		Petroleos Mexicanos	2.000	12/20/22	5,859
	9,000,000		Petroleos Mexicanos	3.500	01/30/23	8,865
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,893
	1,775,000	g	Petroleos Mexicanos	6.500	03/13/27	1,971
	4,500,000		Petroleos Mexicanos	6.500	06/02/41	4,705
	4,180,000		Petroleos Mexicanos	5.500	06/27/44	3,898
	1,800,000		Petroleos Mexicanos	6.750	09/21/47	1,915
	5,225,000		Phillips 66	4.875	11/15/44	5,691
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	683
	8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	8,868
	6,850,000		Pioneer Natural Resources Co	4.450	01/15/26	7,301
	6,250,000		Plains All American Pipeline LP	4.500	12/15/26	6,341
	2,940,000		QEP Resources, Inc	5.375	10/01/22	2,889
	1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,316
	3,335,000	g	Range Resources Corp	5.000	08/15/22	3,331
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,257
	2,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,112
305

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$2,375,000	g	Reliance Holdings USA		5.400%	02/14/22	$2,609
	9,875,000		Sabine Pass Liquefaction LLC		4.200	03/15/28	9,950
	6,000,000		Shell International Finance BV		2.375	08/21/22	6,015
	4,875,000		Shell International Finance BV		3.250	05/11/25	4,990
EUR	500,000		Shell International Finance BV		1.875	09/15/25	639
	$6,825,000		Shell International Finance BV		4.000	05/10/46	6,898
	5,000,000		Southwestern Energy Co		4.100	03/15/22	4,825
	2,075,000		Statoil ASA		1.200	01/17/18	2,074
	5,300,000		Statoil ASA		2.450	01/17/23	5,289
	250,000		Suncor Energy, Inc		3.600	12/01/24	258
	6,500,000		Sunoco Logistics Partners Operations LP		4.000	10/01/27	6,473
	10,800,000		Sunoco Logistics Partners Operations LP		5.350	05/15/45	10,787
	600,000		Targa Resources Partners LP		5.125	02/01/25	618
	100,000	g	Tesoro Corp		5.125	12/15/26	110
EUR	600,000		Total Capital International S.A.		2.500	03/25/26	804
	$3,400,000		TransCanada PipeLines Ltd		5.850	03/15/36	4,204
	2,750,000	i	TransCanada PipeLines Ltd	LIBOR 3 M + 2.210%	3.525	05/15/67	2,543
	2,500,000		Vale Overseas Ltd		6.250	08/10/26	2,844
	2,760,000		Vale Overseas Ltd		6.875	11/21/36	3,160
	350,000		WPX Energy, Inc		8.250	08/01/23	392
	2,400,000		WPX Energy, Inc		5.250	09/15/24	2,406
	400,000	g	YPF S.A.		8.500	03/23/21	449
	3,500,000	g	YPF S.A.		8.500	07/28/25	4,033
	2,375,000	g	YPF S.A.		6.950	07/21/27	2,517
			TOTAL ENERGY				402,587

FOOD & STAPLES RETAILING - 0.4%
	350,000	g	Adecoagro S.A.		6.000	09/21/27	348
	5,200,000	g	Cencosud S.A.		4.375	07/17/27	5,223
	575,000	g	CK Hutchison International 17 Ltd		2.250	09/29/20	573
	10,030,000		CVS Health Corp		3.875	07/20/25	10,458
	15,950,000		CVS Health Corp		2.875	06/01/26	15,403
	150,000		CVS Health Corp		5.125	07/20/45	172
	4,900,000		Ingles Markets, Inc		5.750	06/15/23	4,790
	5,575,000		Kroger Co		3.700	08/01/27	5,515
EUR	1,000,000		SYSCO Corp		1.250	06/23/23	1,212
	$4,600,000		SYSCO Corp		3.250	07/15/27	4,584
	2,925,000		Walgreens Boots Alliance, Inc		3.800	11/18/24	3,021
	5,125,000		Walgreens Boots Alliance, Inc		3.450	06/01/26	5,106
			TOTAL FOOD & STAPLES RETAILING				56,405

FOOD, BEVERAGE & TOBACCO - 1.0%
	4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.		3.375	11/01/22	4,809
	13,700,000		Anheuser-Busch InBev Finance, Inc		2.650	02/01/21	13,919
	10,275,000		Anheuser-Busch InBev Finance, Inc		3.300	02/01/23	10,650
	2,910,000		Anheuser-Busch InBev Finance, Inc		3.650	02/01/26	3,009
	14,775,000		Anheuser-Busch InBev Worldwide, Inc		2.500	07/15/22	14,893
	5,575,000		Anheuser-Busch InBev Worldwide, Inc		4.950	01/15/42	6,310
	13,025,000	g	BAT Capital Corp		3.557	08/15/27	13,065
	9,750,000		Constellation Brands, Inc		6.000	05/01/22	11,145
	3,000,000	g	Corp Lindley S.A.		4.625	04/12/23	3,098
	3,500,000	g	Cosan Ltd		5.950	09/20/24	3,584
EUR	465,000		Heineken NV		2.875	08/04/25	628
	$8,425,000	g	Heineken NV		3.500	01/29/28	8,595
306

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$3,600,000	g	Heineken NV	4.350%	03/29/47	$3,810
	150,000		JM Smucker Co	4.375	03/15/45	157
	200,000		Kraft Heinz Foods Co	5.200	07/15/45	219
	213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	222
	210,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	221
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,373
	3,650,000		Mead Johnson Nutrition Co	3.000	11/15/20	3,749
	12,075,000		PepsiCo, Inc	3.450	10/06/46	11,482
	6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,357
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,130
	6,000,000		Tyson Foods, Inc	3.550	06/02/27	6,066
			TOTAL FOOD, BEVERAGE & TOBACCO			133,491

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
	17,775,000		Becton Dickinson and Co	3.700	06/06/27	17,914
	400,000		Becton Dickinson and Co	4.685	12/15/44	423
	13,400,000		Cardinal Health, Inc	3.410	06/15/27	13,440
	1,175,000		CHS/Community Health Systems	6.250	03/31/23	1,160
	3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,919
	13,800,000		Express Scripts Holding Co	3.400	03/01/27	13,599
	2,060,000		HCA, Inc	6.500	02/15/20	2,243
	4,575,000		HCA, Inc	5.875	03/15/22	5,067
	2,500,000		HCA, Inc	4.500	02/15/27	2,556
	6,055,000		Johns Hopkins Health System Corp	3.837	05/15/46	6,119
	200,000		Laboratory Corp of America Holdings	3.600	02/01/25	204
EUR	500,000		McKesson Corp	1.500	11/17/25	602
	$9,625,000		Medtronic, Inc	4.625	03/15/45	10,949
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	4,883
	2,000,000		Tenet Healthcare Corp	4.375	10/01/21	2,027
	2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,718
	3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,205
	4,325,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	4,400
EUR	150,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	177
	$4,000,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	3,913
	4,950,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	4,871
EUR	300,000		Thermo Fisher Scientific, Inc	1.950	07/24/29	354
	500,000		Thermo Fisher Scientific, Inc	2.875	07/24/37	593
	$6,500,000		Thermo Fisher Scientific, Inc	4.100	08/15/47	6,513
	3,745,000		Zimmer Holdings, Inc	3.550	04/01/25	3,780
			TOTAL HEALTH CARE EQUIPMENT & SERVICES			115,629

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	7,175,000		Clorox Co	3.800	11/15/21	7,530
	4,900,000		Clorox Co	3.500	12/15/24	5,057
	4,525,000		Ecolab, Inc	1.450	12/08/17	4,524
	1,300,000		Ecolab, Inc	2.700	11/01/26	1,249
	1,300,000		Ecolab, Inc	3.700	11/01/46	1,227
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			19,587

INSURANCE - 1.4%
	6,250,000		ACE INA Holdings, Inc	2.875	11/03/22	6,364
	1,925,000		Aetna, Inc	6.625	06/15/36	2,608
307

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$5,500,000		Allstate Corp		3.280%	12/15/26	$5,597
	8,500,000		Allstate Corp		5.750	08/15/53	9,329
	2,700,000		American Financial Group, Inc		3.500	08/15/26	2,701
	7,825,000		American International Group, Inc		2.300	07/16/19	7,863
	11,850,000		American International Group, Inc		3.300	03/01/21	12,207
EUR	650,000		American International Group, Inc		1.500	06/08/23	793
	$2,500,000		American International Group, Inc		3.750	07/10/25	2,581
	5,500,000		Aon plc		3.500	06/14/24	5,667
	6,150,000		Aon plc		3.875	12/15/25	6,470
	19,230,000		Children’s Hospital Medic		4.268	05/15/44	20,453
	1,390,000		Cigna Corp		5.125	06/15/20	1,495
	6,900,000		Cigna Corp		4.500	03/15/21	7,350
	3,525,000		CNA Financial Corp		3.950	05/15/24	3,673
	3,050,000		CNA Financial Corp		3.450	08/15/27	3,025
	7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.049	07/13/20	7,534
	5,575,000	g	Five Corners Funding Trust		4.419	11/15/23	6,037
	1,350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	1,398
	6,250,000		Humana, Inc		3.950	03/15/27	6,534
	3,300,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	3,524
EUR	1,250,000		Liberty Mutual Group, Inc		2.750	05/04/26	1,594
	$400,000		Marsh & McLennan Cos, Inc		4.800	07/15/21	433
	1,600,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,659
	1,365,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	1,411
	3,225,000		Mercury General Corp		4.400	03/15/27	3,316
	4,325,000		MetLife, Inc		3.600	11/13/25	4,495
	8,050,000		Prudential Financial, Inc		7.375	06/15/19	8,778
	3,000,000	g	Prudential Funding LLC		6.750	09/15/23	3,559
	4,250,000		Travelers Cos, Inc		5.800	05/15/18	4,361
	4,775,000		Travelers Cos, Inc		4.000	05/30/47	4,944
	6,650,000		UnitedHealth Group, Inc		3.750	07/15/25	7,054
	3,050,000		UnitedHealth Group, Inc		3.100	03/15/26	3,084
	4,675,000		UnitedHealth Group, Inc		3.450	01/15/27	4,837
	4,575,000		UnitedHealth Group, Inc		4.250	04/15/47	4,935
	6,750,000		WellPoint, Inc		3.125	05/15/22	6,891
	50,000		WellPoint, Inc		4.625	05/15/42	54
	500,000		Willis Group Holdings plc		5.750	03/15/21	549
	2,400,000		WR Berkley Corp		5.375	09/15/20	2,589
			TOTAL INSURANCE				187,746

MATERIALS - 1.3%
	2,950,000		Agrium, Inc		3.375	03/15/25	2,967
	2,925,000		Agrium, Inc		4.125	03/15/35	2,970
	500,000		Agrium, Inc		5.250	01/15/45	573
	11,200,000	g	Air Liquide Finance S.A.		1.750	09/27/21	10,947
	6,630,000		Air Products & Chemicals, Inc		4.375	08/21/19	6,950
	3,349,000		Albemarle Corp		5.450	12/01/44	3,882
EUR	850,000		Axalta Coating Systems Dutch Holding BV		37.500	01/15/25	1,049
	$1,365,000		Ball Corp		5.000	03/15/22	1,478
EUR	250,000		Ball Corp		4.375	12/15/23	337
	$1,825,000		Barrick Gold Corp		3.850	04/01/22	1,936
	3,200,000		BHP Billiton Finance USA Ltd		5.000	09/30/43	3,782
	2,500,000		Blue Cube Spinco, Inc		9.750	10/15/23	3,038
	1,425,000		Blue Cube Spinco, Inc		10.000	10/15/25	1,740
	1,475,000	g	Cemex SAB de C.V.		7.750	04/16/26	1,695
308

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$3,550,000		Corning, Inc	1.450%	11/15/17	$3,548
JPY	100,000,000		Corning, Inc	0.992	08/10/27	883
	$2,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	2,379
	2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,388
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	4,173
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	3,889
	3,250,000	g	CRH America Finance, Inc	3.400	05/09/27	3,263
	1,390,000		Crown Americas LLC	4.500	01/15/23	1,463
	1,875,000		Crown Americas LLC	4.250	09/30/26	1,894
	1,000,000		Eastman Chemical Co	5.500	11/15/19	1,068
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,118
	2,800,000	g	Equate Petrochemical BV	3.000	03/03/22	2,776
	3,250,000	g	Georgia-Pacific LLC	3.600	03/01/25	3,357
	4,250,000	g	Glencore Funding LLC	4.625	04/29/24	4,503
	6,500,000	g	Glencore Funding LLC	4.000	03/27/27	6,537
	4,000,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250	06/23/24	4,160
	9,000,000		International Paper Co	3.000	02/15/27	8,739
	1,625,000		International Paper Co	4.400	08/15/47	1,643
	3,300,000		International Paper Co	4.350	08/15/48	3,335
	4,800,000	g	Inversiones CMPC S.A.	4.375	04/04/27	4,888
	3,850,000	g	Klabin Finance S.A.	4.875	09/19/27	3,821
	3,250,000		LYB International Finance II BV	3.500	03/02/27	3,231
	2,400,000		Newmont Mining Corp	3.500	03/15/22	2,482
	6,900,000		Newmont Mining Corp	4.875	03/15/42	7,378
	2,500,000	g	Nova Chemicals Corp	4.875	06/01/24	2,531
	2,590,000		Nucor Corp	4.000	08/01/23	2,746
	1,600,000		Nucor Corp	5.200	08/01/43	1,861
	3,000,000	g	OCP S.A.	4.500	10/22/25	3,019
	1,350,000		Olin Corp	5.125	09/15/27	1,411
	2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	3,071
	3,150,000		Packaging Corp of America	3.650	09/15/24	3,209
	3,575,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	3,632
	5,000,000		Rock Tenn Co	3.500	03/01/20	5,122
	1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,476
	2,300,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	2,352
	4,600,000		Sherwin-Williams Co	3.450	06/01/27	4,619
	1,350,000		Sherwin-Williams Co	4.500	06/01/47	1,412
EUR	750,000	g	Silgan Holdings, Inc	3.250	03/15/25	920
	$1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,723
	3,800,000	g	Suzano Austria GmbH	5.750	07/14/26	4,082
	1,630,000		Teck Resources Ltd	3.750	02/01/23	1,651
	3,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	3,162
	3,300,000		Vulcan Materials Co	3.900	04/01/27	3,374
			TOTAL MATERIALS			177,633

MEDIA - 1.3%
	2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,780
	1,578,000		21st Century Fox America, Inc	6.550	03/15/33	1,998
	7,375,000		21st Century Fox America, Inc	6.900	08/15/39	9,949
GBP	675,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	918
	$6,750,000		CBS Corp	2.300	08/15/19	6,786
	4,200,000		CBS Corp	2.900	01/15/27	3,970
	2,500,000		CBS Corp	3.375	02/15/28	2,436
309

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$5,225,000		Charter Communications Operating LLC	3.579%	07/23/20	$5,363
	5,395,000		Charter Communications Operating LLC	4.464	07/23/22	5,698
	19,275,000		Charter Communications Operating LLC	4.908	07/23/25	20,598
	3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,535
	18,200,000		Comcast Corp	3.200	07/15/36	17,074
	1,715,000	g	CSC Holdings LLC	5.500	04/15/27	1,784
	4,000,000		Discovery Communications LLC	2.950	03/20/23	4,003
GBP	300,000		Discovery Communications LLC	2.500	09/20/24	393
	$5,625,000		Discovery Communications LLC	3.950	03/20/28	5,609
	1,930,000	g	Gannett Co, Inc	4.875	09/15/21	1,978
	2,925,000	g	Gannett Co, Inc	5.500	09/15/24	3,078
	2,000,000		Lamar Media Corp	5.000	05/01/23	2,072
	2,000,000		Lamar Media Corp	5.375	01/15/24	2,105
	7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,256
	7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,725
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,516
	3,735,000		Nielsen Finance LLC	4.500	10/01/20	3,777
	4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,807
	1,000,000	g	Sirius XM Radio, Inc	3.875	08/01/22	1,023
	5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,225
	4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,860
	20,550,000		Time Warner, Inc	2.100	06/01/19	20,582
	6,575,000		Time Warner, Inc	3.600	07/15/25	6,596
	5,550,000		Time Warner, Inc	3.800	02/15/27	5,551
	150,000		Time Warner, Inc	4.850	07/15/45	152
	675,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	710
			TOTAL MEDIA			180,907

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
	4,750,000		Abbott Laboratories	3.875	09/15/25	4,907
	19,450,000		Abbott Laboratories	3.750	11/30/26	19,950
	2,250,000		Abbott Laboratories	5.300	05/27/40	2,536
	16,950,000		AbbVie, Inc	2.500	05/14/20	17,150
	18,500,000		AbbVie, Inc	3.200	05/14/26	18,530
	150,000		AbbVie, Inc	4.500	05/14/35	161
	20,275,000		Actavis Funding SCS	3.800	03/15/25	21,049
	9,500,000		Actavis Funding SCS	4.550	03/15/35	10,131
	134,000		Actavis Funding SCS	4.750	03/15/45	145
	5,200,000		Amgen, Inc	1.850	08/19/21	5,109
	8,600,000		Amgen, Inc	2.600	08/19/26	8,165
	5,650,000		AstraZeneca plc	3.125	06/12/27	5,581
	3,400,000		Celgene Corp	3.625	05/15/24	3,541
	11,575,000		Celgene Corp	3.875	08/15/25	12,209
	8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,591
	6,750,000		Gilead Sciences, Inc	4.150	03/01/47	6,952
	9,375,000		Johnson & Johnson	2.950	03/03/27	9,506
	3,750,000		Johnson & Johnson	3.625	03/03/37	3,912
	4,100,000		Mylan NV	3.750	12/15/20	4,250
	3,300,000		Mylan NV	3.950	06/15/26	3,358
	9,600,000		Novartis Capital Corp	3.000	11/20/25	9,797
	10,925,000		Novartis Capital Corp	3.100	05/17/27	11,105
	500,000		Perrigo Finance plc	3.900	12/15/24	511
	2,092,000		Perrigo Finance plc	4.900	12/15/44	2,119
	6,350,000		Pfizer, Inc	4.125	12/15/46	6,777
	8,275,000	g	Roche Holdings, Inc	2.375	01/28/27	7,854
310

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$17,725,000	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/01/26	$16,334
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			220,230

REAL ESTATE - 1.4%
1,675,000	Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,709
2,300,000	Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,342
10,300,000	American Tower Corp	3.300	02/15/21	10,552
2,418,000	American Tower Corp	4.400	02/15/26	2,556
1,600,000	American Tower Corp	3.550	07/15/27	1,589
300,000	Boston Properties LP	4.125	05/15/21	317
5,575,000	Brandywine Operating Partnership LP	4.100	10/01/24	5,597
4,500,000	Brixmor Operating Partnership LP	3.875	08/15/22	4,635
5,250,000	Brixmor Operating Partnership LP	3.650	06/15/24	5,222
5,825,000	Brixmor Operating Partnership LP	3.850	02/01/25	5,827
2,650,000	Brixmor Operating Partnership LP	4.125	06/15/26	2,671
3,965,000	Camden Property Trust	4.625	06/15/21	4,219
3,000,000	Camden Property Trust	2.950	12/15/22	2,996
4,825,000	Crown Castle International Corp	2.250	09/01/21	4,757
3,911,000	Crown Castle International Corp	4.875	04/15/22	4,256
3,825,000	Crown Castle International Corp	3.650	09/01/27	3,821
5,175,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	5,451
3,450,000	DDR Corp	3.625	02/01/25	3,353
3,250,000	DDR Corp	4.250	02/01/26	3,258
3,250,000	DDR Corp	4.700	06/01/27	3,347
3,075,000	Digital Realty Trust LP	3.700	08/15/27	3,105
1,600,000	Duke Realty LP	3.250	06/30/26	1,582
1,250,000	Equinix, Inc	5.375	01/01/22	1,311
2,750,000	Equity One, Inc	3.750	11/15/22	2,833
2,754,000	Essex Portfolio LP	3.375	01/15/23	2,801
4,275,000	Federal Realty Investment Trust	3.250	07/15/27	4,212
78,000	HCP, Inc	5.375	02/01/21	85
2,775,000	Healthcare Realty Trust, Inc	5.750	01/15/21	3,043
1,625,000	Healthcare Realty Trust, Inc	3.750	04/15/23	1,652
6,600,000	Healthcare Realty Trust, Inc	3.875	05/01/25	6,651
3,700,000	Healthcare Trust of America Holdings LP	3.375	07/15/21	3,801
3,550,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	3,636
6,250,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	6,114
1,950,000	Highwoods Realty LP	3.875	03/01/27	1,966
1,775,000	Host Hotels & Resorts LP	4.500	02/01/26	1,867
2,800,000	Kimco Realty Corp	3.400	11/01/22	2,882
2,500,000	Liberty Property LP	3.250	10/01/26	2,442
5,224,000	Mid-America Apartments LP	4.300	10/15/23	5,538
5,525,000	Mid-America Apartments LP	3.750	06/15/24	5,694
4,300,000	Mid-America Apartments LP	4.000	11/15/25	4,467
3,575,000	Mid-America Apartments LP	3.600	06/01/27	3,589
3,600,000	National Retail Properties, Inc	3.800	10/15/22	3,740
5,425,000	National Retail Properties, Inc	3.300	04/15/23	5,501
2,575,000	National Retail Properties, Inc	4.000	11/15/25	2,639
3,000,000	National Retail Properties, Inc	3.600	12/15/26	2,969
7,225,000	Regency Centers LP	3.900	11/01/25	7,392
4,750,000	Regency Centers LP	3.600	02/01/27	4,741
405,000	Ventas Realty LP	3.125	06/15/23	406
450,000	Ventas Realty LP	4.125	01/15/26	469
311

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$1,170,000		Weingarten Realty Investors	3.375%	10/15/22	$1,191
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,831
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,176
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,995
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,244
	3,575,000		Welltower, Inc	4.000	06/01/25	3,726
			TOTAL REAL ESTATE			193,766

RETAILING - 0.7%
	600,000		Asbury Automotive Group, Inc	6.000	12/15/24	627
	100,000		Best Buy Co, Inc	5.500	03/15/21	109
	6,525,000		Enable Midstream Partners LP	4.400	03/15/27	6,634
	8,850,000		Home Depot, Inc	2.000	04/01/21	8,853
	8,725,000		Home Depot, Inc	3.350	09/15/25	9,021
	5,175,000		Home Depot, Inc	3.000	04/01/26	5,191
	2,975,000		Home Depot, Inc	3.500	09/15/56	2,741
	3,150,000		L Brands, Inc	6.750	07/01/36	3,047
	3,150,000		Limited Brands, Inc	7.000	05/01/20	3,465
	6,600,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	5,677
	7,575,000		O’Reilly Automotive, Inc	3.550	03/15/26	7,590
	6,875,000		O’Reilly Automotive, Inc	3.600	09/01/27	6,868
	7,875,000		Priceline Group, Inc	3.550	03/15/28	7,877
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	5,043
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,913
GBP	1,250,000		Rolls-Royce plc	3.375	06/18/26	1,812
	$5,800,000		Target Corp	2.500	04/15/26	5,561
	5,625,000		Target Corp	3.625	04/15/46	5,289
	150,000		Wal-Mart Stores, Inc	4.300	04/22/44	167
			TOTAL RETAILING			87,485

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	250,000		Intel Corp	3.700	07/29/25	264
	16,275,000		Intel Corp	3.150	05/11/27	16,516
	6,500,000		Intel Corp	4.100	05/11/47	6,886
	3,475,000		Maxim Integrated Products, Inc	3.450	06/15/27	3,495
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,468
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			30,629

SOFTWARE & SERVICES - 0.7%
	4,175,000		Activision Blizzard Inc	2.300	09/15/21	4,150
	4,350,000		Activision Blizzard Inc	3.400	09/15/26	4,399
	5,400,000		Baidu, Inc	2.875	07/06/22	5,414
	11,348,000		Fidelity National Information Services, Inc	3.625	10/15/20	11,815
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	200
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	441
	$800,000	g	IMS Health, Inc	5.000	10/15/26	848
	30,200,000		Microsoft Corp	2.400	08/08/26	29,263
	3,750,000		Microsoft Corp	4.100	02/06/37	4,093
	5,500,000		Microsoft Corp	4.250	02/06/47	6,077
	1,475,000		NCR Corp	4.625	02/15/21	1,501
	525,000		NCR Corp	5.875	12/15/21	543
	1,650,000	g	Open Text Corp	5.625	01/15/23	1,728
	12,600,000		Oracle Corp	2.500	05/15/22	12,763
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$9,575,000		VMware, Inc	2.950%	08/21/22	$9,607
			TOTAL SOFTWARE & SERVICES			92,842

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
	3,475,000		Amphenol Corp	3.125	09/15/21	3,541
	23,475,000		Apple, Inc	3.200	05/11/27	23,890
EUR	750,000		Apple, Inc	1.375	05/24/29	886
	$4,525,000		Apple, Inc	4.650	02/23/46	5,137
	8,150,000	g	Broadcom Corp	3.875	01/15/27	8,390
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,543
	1,600,000	g	CommScope, Inc	5.000	06/15/21	1,640
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,720
	6,100,000	g	Diamond Finance Corp	3.480	06/01/19	6,217
	13,175,000	g	Diamond Finance Corp	4.420	06/15/21	13,831
	10,550,000	g	Diamond Finance Corp	6.020	06/15/26	11,712
	200,000		Koninklijke Philips NV	3.750	03/15/22	211
	2,050,000	g	Millicom International Cellular S.A.	5.125	01/15/28	2,067
	525,000	g	Sensata Technologies BV	5.625	11/01/24	578
	250,000	g	Sensata Technologies BV	5.000	10/01/25	263
	5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,078
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,925
EUR	700,000		Tyco Electronics Group S.A.	1.100	03/01/23	842
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,268
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			115,739

TELECOMMUNICATION SERVICES - 1.6%
	450,000		Alibaba Group Holding Ltd	2.500	11/28/19	453
	500,000		Alibaba Group Holding Ltd	3.600	11/28/24	518
EUR	1,500,000	g	Altice Luxembourg S.A.	7.250	05/15/22	1,884
	$21,350,000		AT&T, Inc	1.400	12/01/17	21,347
	8,450,000		AT&T, Inc	4.600	02/15/21	8,975
	27,775,000		AT&T, Inc	3.400	05/15/25	27,330
	6,675,000		AT&T, Inc	4.250	03/01/27	6,857
	13,025,000		AT&T, Inc	3.900	08/14/27	13,040
EUR	500,000		AT&T, Inc	2.350	09/04/29	599
	$9,000,000		AT&T, Inc	4.500	05/15/35	8,882
EUR	440,000		AT&T, Inc	3.150	09/04/36	523
	$6,525,000		AT&T, Inc	5.250	03/01/37	6,840
	13,025,000		AT&T, Inc	4.900	08/14/37	13,178
GBP	355,000		AT&T, Inc	3.550	09/14/37	455
	$200,000		AT&T, Inc	4.300	12/15/42	187
	150,000		AT&T, Inc	4.800	06/15/44	146
	4,525,000		AT&T, Inc	4.750	05/15/46	4,357
	6,525,000		AT&T, Inc	5.450	03/01/47	6,898
	13,025,000		AT&T, Inc	5.150	02/14/50	13,125
	500,000		AT&T, Inc	5.300	08/14/58	504
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,634
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,872
	3,950,000		France Telecom S.A.	5.375	01/13/42	4,630
	4,000,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	4,142
	3,500,000	g,q	Oi S.A.	5.750	02/10/22	1,225
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,198
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$2,325,000		T-Mobile USA, Inc	6.375%	03/01/25	$2,503
	2,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	2,043
	9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,640
	5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,954
	30,520,000		Verizon Communications, Inc	4.272	01/15/36	29,969
	10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,320
	3,350,000		Verizon Communications, Inc	4.125	08/15/46	3,044
	400,000		Verizon Communications, Inc	5.012	08/21/54	401
	4,025,000	g	VimpelCom Holdings BV	4.950	06/16/24	4,119
EUR	1,500,000	g	Virgin Media Finance plc	4.500	01/15/25	1,852
			TOTAL TELECOMMUNICATION SERVICES			227,644

TRANSPORTATION - 0.8%
	$5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	5,810
	72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	76
	6,525,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	6,889
	9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	9,152
	200,000		Canadian Pacific Railway Co	4.800	08/01/45	228
	5,000,000		CSX Corp	3.250	06/01/27	4,996
	150,000		CSX Corp	4.100	03/15/44	150
	4,000,000		CSX Corp	3.800	11/01/46	3,844
	9,250,000		Delta Air Lines, Inc	3.625	03/15/22	9,505
	5,375,000		FedEx Corp	3.250	04/01/26	5,444
	100,000		FedEx Corp	3.875	08/01/42	95
	2,925,000		FedEx Corp	4.750	11/15/45	3,184
	17,344,000		Kansas City Southern	2.350	05/15/20	17,294
	5,700,000		Kansas City Southern	4.950	08/15/45	6,341
	9,400,000		Norfolk Southern Corp	3.150	06/01/27	9,387
	2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,628
	100,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	104
	100,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	105
	2,830,000	g	Rumo Luxembourg Sarl	7.375	02/09/24	3,063
	3,000,000	g	Transnet SOC Ltd	4.000	07/26/22	2,953
	3,500,000	g	TTX Co	3.600	01/15/25	3,585
	3,850,000		Union Pacific Corp	3.600	09/15/37	3,900
	5,000,000		Union Pacific Corp	4.000	04/15/47	5,232
			TOTAL TRANSPORTATION			103,965

UTILITIES - 4.0%
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,654
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,699
	1,775,000		AES Corp	4.875	05/15/23	1,819
	1,500,000		AES Corp	5.500	03/15/24	1,566
	8,475,000		AGL Capital Corp	3.875	11/15/25	8,717
	2,125,000		AGL Capital Corp	4.400	06/01/43	2,177
	3,475,000		Alabama Power Co	4.150	08/15/44	3,660
	15,000,000		American Electric Power Co, Inc	1.650	12/15/17	15,001
	6,000,000		American Electric Power Co, Inc	2.950	12/15/22	6,118
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,722
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,441
	7,175,000		American Water Capital Corp	3.750	09/01/47	7,168
	1,575,000	g	APT Pipelines Ltd	4.250	07/15/27	1,620
	5,500,000		Atmos Energy Corp	8.500	03/15/19	6,017
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,231
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

	$6,500,000		Baltimore Gas & Electric Co		3.750%	08/15/47	$6,468
	6,225,000		Black Hills Corp		4.250	11/30/23	6,634
	1,575,000		Black Hills Corp		3.150	01/15/27	1,534
	4,750,000		Carolina Power & Light Co		5.300	01/15/19	4,972
	3,670,000		CenterPoint Energy Resources Corp		4.500	01/15/21	3,860
	3,550,000		CenterPoint Energy Resources Corp		6.250	02/01/37	4,420
	2,850,000	g	Cerro del Aguila S.A.		4.125	08/16/27	2,839
	3,840,000	g	CEZ AS.		4.250	04/03/22	4,023
	4,675,000		CMS Energy Corp		3.600	11/15/25	4,777
	4,200,000		Commonwealth Edison Co		5.900	03/15/36	5,326
	2,750,000		Connecticut Light & Power Co		5.500	02/01/19	2,880
	6,800,000		Consolidated Edison Co of New York, Inc		3.850	06/15/46	6,891
	5,500,000		Consolidated Edison Co of New York, Inc		3.875	06/15/47	5,640
	4,575,000		Consolidated Edison, Inc		2.000	05/15/21	4,529
EUR	600,000	i	Credit Agricole Assurances S.A.	ISR EUR 5 Y + 4.500%	4.250	12/30/49	767
	500,000		DH Europe Finance S.A.		1.200	06/30/27	585
	$3,775,000		Dominion Resources, Inc		2.000	08/15/21	3,712
	5,750,000		DTE Electric Co		3.750	08/15/47	5,806
	1,400,000		Duke Energy Carolinas LLC		4.300	06/15/20	1,484
	5,825,000		Duke Energy Corp		1.800	09/01/21	5,706
	8,675,000		Duke Energy Corp		2.650	09/01/26	8,293
	750,000		Duke Energy Corp		4.800	12/15/45	835
	5,950,000		Duke Energy Corp		3.750	09/01/46	5,728
	11,504,098		Duke Energy Florida Project Finance LLC		1.196	03/01/20	11,413
	5,000,000		Duke Energy Florida Project Finance LLC		1.731	09/01/22	4,768
	1,450,000		Duke Energy Ohio, Inc		3.800	09/01/23	1,547
	8,900,000		Energy Transfer Partners LP		4.750	01/15/26	9,365
	2,985,000		Energy Transfer Partners LP		5.150	02/01/43	2,910
	5,450,000		Energy Transfer Partners LP		5.950	10/01/43	5,832
	6,025,000		Energy Transfer Partners LP		5.150	03/15/45	5,883
	1,675,000		Energy Transfer Partners LP		5.300	04/15/47	1,678
	2,850,000		Enersis Americas S.A.		4.000	10/25/26	2,907
EUR	700,000		Engie S.A.		2.375	05/19/26	919
	$5,700,000		Entergy Corp		2.950	09/01/26	5,510
	5,850,000	g	Eskom Holdings SOC Ltd		5.750	01/26/21	5,932
	9,450,000		Exelon Generation Co LLC		3.400	03/15/22	9,708
	8,050,000		Fortis, Inc		3.055	10/04/26	7,748
	350,000		Georgia Power Co		3.250	03/30/27	349
	3,000,000		Georgia Power Co		5.400	06/01/40	3,529
EUR	1,000,000		Iberdrola International BV		1.125	04/21/26	1,176
	$5,000,000		Indiana Michigan Power Co		7.000	03/15/19	5,353
	3,600,000		Indiana Michigan Power Co		3.750	07/01/47	3,537
	2,725,000		Integrys Energy Group, Inc		4.170	11/01/20	2,874
	2,425,000		Interstate Power & Light Co		3.700	09/15/46	2,352
	3,000,000	g	Israel Electric Corp Ltd		5.625	06/21/18	3,063
	1,300,000	g	Israel Electric Corp Ltd		5.000	11/12/24	1,409
	1,000,000	g	Kansas Gas & Electric		6.700	06/15/19	1,077
	500,000	g	KazMunayGas National Co JSC		3.875	04/19/22	504
	4,525,000	g	KazTransGas JSC		4.375	09/26/27	4,491
	5,000,000		LG&E and KU Energy LLC		3.750	11/15/20	5,199
	4,225,000	g	Listrindo Capital BV		4.950	09/14/26	4,288
	12,500,000		Mercy Health		3.382	11/01/25	12,650
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$1,325,000		MidAmerican Energy Co	4.250%	05/01/46	$1,418
	3,000,000	g	Minejesa Capital BV	4.625	08/10/30	3,058
	800,000	g	Minejesa Capital BV	5.625	08/10/37	838
	4,240,000		MPLX LP	5.500	02/15/23	4,363
	6,262,000		MPLX LP	4.500	07/15/23	6,660
	3,800,000		MPLX LP	4.000	02/15/25	3,863
	3,775,000		MPLX LP	4.125	03/01/27	3,842
	3,850,000		MPLX LP	5.200	03/01/47	4,029
	2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,982
	2,800,000		Nevada Power Co	6.500	08/01/18	2,910
	3,335,000		Nevada Power Co	5.450	05/15/41	4,033
	13,025,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	13,359
	550,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	562
	9,750,000		NiSource Finance Corp	3.490	05/15/27	9,865
	3,700,000		NiSource Finance Corp	4.800	02/15/44	4,093
	6,450,000		NiSource Finance Corp	3.950	03/30/48	6,353
	3,375,000		Northeast Utilities	1.450	05/01/18	3,374
	6,450,000		Northern States Power Co	3.600	09/15/47	6,358
	2,000,000		NRG Energy, Inc	6.250	05/01/24	2,080
EUR	250,000	g	OI European Group BV	3.125	11/15/24	305
	$7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,102
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,538
	8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	9,080
	2,500,000		ONEOK, Inc	4.000	07/13/27	2,530
	3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,152
	5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	6,292
	2,750,000		Pacific Gas & Electric Co	4.000	12/01/46	2,880
	4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,850
	4,600,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	4,597
	4,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	4,114
	6,575,000		Phillips 66 Partners LP	3.550	10/01/26	6,430
	1,600,000		Phillips 66 Partners LP	4.900	10/01/46	1,600
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,132
	6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,413
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,051
	3,825,000		Progress Energy, Inc	7.050	03/15/19	4,100
	8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,349
	2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,696
	2,850,000		Public Service Electric & Gas Co	3.800	03/01/46	2,882
	5,550,000		Sempra Energy	2.875	10/01/22	5,567
	6,800,000		Southern Co	4.400	07/01/46	7,074
	2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,908
	8,250,000		Southern Power Co	2.500	12/15/21	8,212
	7,825,000		Southern Power Co	4.150	12/01/25	8,229
	3,950,000		Spectra Energy Partners LP	3.500	03/15/25	3,975
	2,300,000		Spectra Energy Partners LP	3.375	10/15/26	2,274
	7,150,000		Spectra Energy Partners LP	4.500	03/15/45	7,198
	3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,753
	6,500,000		Virginia Electric & Power Co	3.500	03/15/27	6,738
	3,925,000		Virginia Electric & Power Co	4.000	11/15/46	4,035
	4,900,000	g	VM Holding S.A.	5.375	05/04/27	5,145
	4,550,000		Western Gas Partners LP	4.650	07/01/26	4,767
	5,075,000		Williams Partners LP	3.600	03/15/22	5,242
	7,250,000		Williams Partners LP	4.500	11/15/23	7,714
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$1,500,000		Williams Partners LP	3.750%	06/15/27	$1,497
	1,175,000		Williams Partners LP	4.900	01/15/45	1,192
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,274
	2,975,000		Xcel Energy, Inc	3.350	12/01/26	3,012
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,180
			TOTAL UTILITIES			552,409

			TOTAL CORPORATE BONDS			4,778,598
			(Cost $4,679,840)

GOVERNMENT BONDS - 45.4%

AGENCY SECURITIES - 1.6%
	9,449,574		AMAL Ltd	3.465	08/21/21	9,730
	5,500,000		Amber Circle Funding Ltd	3.250	12/04/22	5,606
	4,682,063		Export Lease Ten Co LLC	1.650	05/07/25	4,565
	300,000		Federal National Mortgage Association (FNMA)	2.625	09/06/24	307
	13,870,000		Lutheran Medical Center	1.982	02/20/30	13,241
	9,210,000		Montefiore Medical Center	2.152	10/20/26	8,885
	9,662,129		Premier Aircraft Leasing	3.576	02/06/22	9,983
	10,000,000		Private Export Funding Corp (PEFCO)	2.250	12/15/17	10,017
	5,000,000		PEFCO	4.375	03/15/19	5,199
	7,240,000		PEFCO	1.450	08/15/19	7,218
	27,750,000		PEFCO	2.250	03/15/20	28,102
	35,000,000		PEFCO	4.300	12/15/21	38,259
	25,747,000		PEFCO	2.050	11/15/22	25,728
	36,646,365		Tagua Leasing LLC	1.900	07/12/24	36,194
	12,755,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	13,269
	2,524,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	2,559
			TOTAL AGENCY SECURITIES			218,862

FOREIGN GOVERNMENT BONDS - 5.1%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,072
	15,000,000		African Development Bank	1.375	12/17/18	14,963
INR	135,000,000		Asian Development Bank	6.200	10/06/26	2,104
AUD	1,700,000		Australia Government International Bond	5.750	05/15/21	1,497
	1,100,000		Australia Government International Bond	3.750	04/21/37	913
	$2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,189
	2,000,000	g	Bermuda Government International Bond	4.854	02/06/24	2,176
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,493
	6,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	6,090
BRL	4,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/19	1,467
EUR	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,170
	$5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,015
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,846
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,953
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	507
CAD	1,460,000		Canadian Government International Bond	0.500	02/01/19	1,157
	1,000,000		Canadian Government International Bond	5.000	06/01/37	1,134
	$100,000		Colombia Government International Bond	7.375	03/18/19	108
	6,125,000		Colombia Government International Bond	2.625	03/15/23	6,010
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$5,350,000		Colombia Government International Bond	5.000%	06/15/45	$5,504
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,789
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	20,288
	1,850,000	g	Egypt Government International Bond	6.125	01/31/22	1,915
	650,000	g	Egypt Government International Bond	7.500	01/31/27	707
	3,950,000	g	Egypt Government International Bond	8.500	01/31/47	4,408
	10,000,000		European Investment Bank	2.500	04/15/21	10,195
	250,000		European Investment Bank	3.250	01/29/24	264
SEK	12,330,000		European Investment Bank	1.250	05/12/25	1,533
	$3,500,000		European Investment Bank	4.875	02/15/36	4,517
	3,575,000	g	Export Credit Bank of Turkey	4.250	09/18/22	3,528
	3,400,000	g	Export Credit Bank of Turkey	5.375	10/24/23	3,497
	2,000,000	g	Export-Import Bank of China	2.850	09/16/20	2,001
	8,950,000		Export-Import Bank of Korea	2.250	01/21/20	8,913
EUR	2,762,000		France Government Bond OAT	1.750	11/25/24	3,605
	2,900,000		France Government Bond OAT	1.500	05/25/31	3,580
	2,150,000	g	French Republic Government Bond OAT	2.000	05/25/48	2,633
	$3,600,000	g	Guatemala Government International Bond	4.500	05/03/26	3,627
	2,000,000	g	Guatemala Government International Bond	4.375	06/05/27	1,980
EUR	1,350,000	g	Hellenic Republic Government Bond	4.375	08/01/22	1,579
	1,425,000		Hellenic Republic Government Bond	3.000	02/24/30	1,337
	$2,595,000	g	Honduras Government International Bond	7.500	03/15/24	2,952
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	1,878
EUR	1,250,000	g	Indonesia Government International Bond	2.150	07/18/24	1,520
	$2,500,000	g	Indonesia Government International Bond	3.850	07/18/27	2,570
IDR	18,000,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,433
AUD	900,000		Inter-American Development Bank	2.750	10/30/25	683
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	1,030
ILS	3,100,000		Israel Government Bond-Fixed	5.500	01/31/42	1,275
EUR	3,550,000		Italy Buoni Poliennali Del Tesoro	0.350	06/15/20	4,223
	6,400,000		Italy Buoni Poliennali Del Tesoro	2.500	12/01/24	8,030
	4,525,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	5,035
	1,350,000	g	Italy Buoni Poliennali Del Tesoro	1.650	03/01/32	1,430
	1,350,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,624
	$5,310,000		Italy Government International Bond	6.875	09/27/23	6,269
EUR	750,000	g	Ivory Coast Government International Bond	5.125	06/15/25	915
	$2,509,000	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	2,451
	3,050,000		Jamaica Government International Bond	8.000	03/15/39	3,774
	8,000,000		Japan Bank for International Cooperation	2.375	04/20/26	7,783
	2,000,000	g	Japan Finance Organization for Municipalities	2.000	09/08/20	1,987
	2,700,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,673
	4,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	3,956
JPY	113,000,000		Japan Finance Organization for Municipalities	0.450	03/14/25	1,031
	103,000,000		Japan Finance Organization for Municipalities	0.484	06/13/25	942
	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,233
	440,000,000		Japan Government Ten Year Bond	0.100	09/20/26	3,932
	369,000,000		Japan Government Ten Year Bond	0.100	12/20/26	3,297
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

JPY	350,000,000		Japan Government Thirty Year Bond		2.400%	11/20/31	$4,028
	350,000,000		Japan Government Thirty Year Bond		2.300	05/20/32	4,002
	300,000,000		Japan Government Thirty Year Bond		2.500	09/20/34	3,566
	450,000,000		Japan Government Thirty Year Bond		0.500	09/20/46	3,648
	530,000,000		Japan Government Twenty Year Bond		1.900	03/22/21	5,036
	120,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	1,077
	445,000,000		Japan Government Two Year Bond		0.100	02/15/19	3,967
	280,000,000		Japan Government Two Year Bond		0.100	04/15/19	2,497
	$3,000,000	g	Kazakhstan Government International Bond		6.500	07/21/45	3,694
	18,750,000		KFW		2.625	01/25/22	19,209
	5,800,000	g,i	Kommunalbanken AS.	LIBOR 3 M + 0.180%	1.496	02/20/18	5,804
NOK	1,200,000		Kommunalbanken AS.		2.000	05/03/18	152
	$7,700,000	g	Kommunalbanken AS.		1.625	01/15/20	7,672
	1,925,000	g	Kommunalbanken AS.		1.375	10/26/20	1,898
	3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,712
EUR	500,000		Kommunalbanken AS.		0.625	04/20/26	586
	$5,000,000	g	Kommuninvest I Sverige AB		2.000	11/12/19	5,025
	2,400,000		Korea Development Bank		1.500	01/22/18	2,396
	2,600,000		Korea Development Bank		2.500	03/11/20	2,596
	6,000,000	g	Korea Housing Finance Corp		1.625	09/15/18	5,960
	2,675,000	g	Korea Housing Finance Corp		2.000	10/11/21	2,592
KRW	980,000,000		Korea Treasury Bond		1.750	12/10/18	857
	3,920,000,000		Korea Treasury Bond		2.000	03/10/21	3,421
	4,200,000,000		Korea Treasury Bond		1.375	09/10/21	3,574
	1,800,000,000		Korea Treasury Bond		1.500	12/10/26	1,456
	$7,050,000	g	Kuwait International Government Bond		2.750	03/20/22	7,121
	6,682,000		Landwirtschaftliche Rentenbank		2.000	01/13/25	6,514
	1,750,000		Lebanon Government International Bond		6.750	11/29/27	1,725
	1,700,000	g	Lithuania Government International Bond		7.375	02/11/20	1,907
	5,250,000	g	Lithuania Government International Bond		6.625	02/01/22	6,155
MXN	14,500,000		Mexican Bonos		8.000	12/07/23	847
	23,500,000		Mexican Bonos		5.750	03/05/26	1,203
	$4,797,000		Mexico Government International Bond		4.000	10/02/23	5,071
	5,100,000		Mexico Government International Bond		4.150	03/28/27	5,360
	8,400,000		Mexico Government International Bond		4.750	03/08/44	8,656
	1,200,000	g	Mongolia Government International Bond		4.125	01/05/18	1,205
	5,750,000	g	Morocco Government International Bond		5.500	12/11/42	6,425
	2,900,000	g	Municipality Finance plc		1.125	09/16/19	2,864
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

	$3,075,000	g	Namibia Government International Bond	5.250%	10/29/25	$3,121
EUR	1,075,000	g	Netherlands Government International Bond	2.500	01/15/33	1,562
AUD	500,000		New South Wales Treasury Corp	4.000	04/08/21	414
	500,000		New South Wales Treasury Corp	4.000	05/20/26	421
NZD	700,000		New Zealand Government International Bond	4.500	04/15/27	569
	$4,500,000		Nigeria Government International Bond	5.625	06/27/22	4,580
NOK	13,000,000	g	Norway Government International Bond	2.000	05/24/23	1,705
	$2,200,000	g	Oman Government International Bond	6.500	03/08/47	2,262
	5,300,000		Panama Government International Bond	6.700	01/26/36	7,009
	3,000,000		Panama Government International Bond	4.500	05/15/47	3,165
PEN	5,000,000	g	Peru Government International Bond	6.150	08/12/32	1,613
	$4,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	4,080
PEN	4,860,000	g	Peruvian Government International Bond	8.200	08/12/26	1,839
	$3,000,000		Peruvian Government International Bond	8.750	11/21/33	4,722
	2,250,000		Peruvian Government International Bond	5.625	11/18/50	2,841
	1,700,000		Philippine Government International Bond	3.700	03/01/41	1,701
	3,000,000		Philippine Government International Bond	3.700	02/02/42	3,003
	8,150,000		Poland Government International Bond	5.000	03/23/22	9,005
PLN	6,600,000		Poland Government International Bond	4.000	10/25/23	1,914
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,837
CAD	2,350,000		Province of British Columbia Canada	2.550	06/18/27	1,853
	$20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,750
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,308
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	23,718
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,164
	8,835,000		Province of Quebec Canada	4.625	05/14/18	9,000
	22,500,000		Province of Quebec Canada	3.500	07/29/20	23,457
CAD	1,650,000		Province of Quebec Canada	2.750	09/01/27	1,316
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,550
	2,350,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,547
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	2,207
	1,175,000		Republic of Hungary	6.250	01/29/20	1,281
	2,135,000	g	Republic of Paraguay	6.100	08/11/44	2,397
PLN	4,000,000		Republic of Poland Government Bond	3.250	07/25/25	1,102
	$681,243		Republic of Serbia (Step Bond)	6.750	11/01/24	693
	3,950,000		Republic of South Africa Government International Bond	4.850	09/27/27	3,911
	100,000		Republic of the Philippines	6.500	01/20/20	110
	4,500,000	g	Romanian Government International Bond	6.750	02/07/22	5,204
RUB	88,750,000		Russian Federal Bond - OFZ	7.000	01/25/23	1,508
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,538
	1,500,000	g	Saudi Government International Bond	2.375	10/26/21	1,478
	16,750,000	g	Saudi Government International Bond	2.875	03/04/23	16,648
	4,000,000	g	Saudi Government International Bond	3.250	10/26/26	3,956
	2,600,000	g	Senegal Government International Bond	6.250	05/23/33	2,676
	4,000,000		South Africa Government International Bond	5.875	09/16/25	4,320
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	1,011
	15,100,000		South Africa Government International Bond	8.750	01/31/44	1,006
EUR	2,745,000		Spain Government International Bond	0.400	04/30/22	3,265
	3,450,000	g	Spain Government International Bond	2.750	10/31/24	4,586
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

EUR	1,250,000	g	Spain Government International Bond	2.900%	10/31/46	$1,491
	$3,000,000	g	Sri Lanka Government International Bond	5.750	01/18/22	3,170
	1,500,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,647
	1,625,000	g	Sri Lanka Government International Bond	6.200	05/11/27	1,708
EUR	700,000		State of North Rhine-Westphalia	2.000	10/15/25	925
	$4,000,000		Svensk Exportkredit AB	1.125	04/05/18	3,993
	4,000,000		Svensk Exportkredit AB	1.750	03/10/21	3,971
SEK	4,400,000		Sweden Government International Bond	2.250	06/01/32	607
THB	53,000,000		Thailand Government International Bond	1.875	06/17/22	1,598
AUD	500,000		Treasury Corp of Victoria	6.000	06/15/20	431
	500,000		Treasury Corp of Victoria	3.000	10/20/28	381
	$7,000,000		Turkey Government International Bond	3.250	03/23/23	6,652
	5,750,000		Turkey Government International Bond	5.750	03/22/24	6,109
	2,600,000		Turkey Government International Bond	6.000	03/25/27	2,788
	2,950,000		Turkey Government International Bond	6.875	03/17/36	3,327
	6,300,000	g	Ukraine Government International Bond	7.375	09/25/32	6,128
GBP	2,375,000		United Kingdom Gilt	1.750	07/22/19	3,257
	3,000,000		United Kingdom Gilt	2.750	09/07/24	4,482
	2,450,000		United Kingdom Gilt	4.750	12/07/30	4,517
	1,000,000		United Kingdom Gilt	4.250	03/07/36	1,847
	2,900,000		United Kingdom Gilt	1.500	07/22/47	3,522
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	773
	$2,352,945		Uruguay Government International Bond	4.375	10/27/27	2,533
UYU	43,000,000	g	Uruguay Government International Bond	8.500	03/15/28	1,519
	$6,750,000		Uruguay Government International Bond	5.100	06/18/50	7,118
			TOTAL FOREIGN GOVERNMENT BONDS			704,085

MORTGAGE BACKED - 19.2%
	24,598,092		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/42	25,409
	39,768,118		FHLMC	3.500	08/15/43	41,458
	38,291		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	40
	10,097		FGLMC	7.000	05/01/23	11
	126,552		FGLMC	6.000	10/01/23	142
	93,745		FGLMC	6.000	11/01/23	106
	14,550,602		FGLMC	3.500	03/01/27	15,207
	27,975		FGLMC	8.000	01/01/31	31
	5,545		FGLMC	7.000	01/01/32	6
	49,971		FGLMC	8.000	02/01/32	52
	751,507		FGLMC	4.500	07/01/33	811
	1,621,223		FGLMC	5.500	12/01/33	1,813
	894,055		FGLMC	5.500	12/01/33	1,007
	5,117,606		FGLMC	7.000	12/01/33	5,921
	6,053,575		FGLMC	5.000	01/01/34	6,644
	1,547,627		FGLMC	4.500	10/01/34	1,664
	955,751		FGLMC	4.500	04/01/35	1,029
	1,606,656		FGLMC	7.000	05/01/35	1,839
	309,041		FGLMC	5.000	02/01/36	339
	9,120		FGLMC	6.500	05/01/36	10
	1,969,756		FGLMC	5.000	04/01/38	2,174
	1,589,665		FGLMC	5.000	07/01/39	1,745
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$9,593,095	w	FGLMC	4.500%	11/01/40	$10,488
10,733,574	w	FGLMC	4.500	12/01/40	11,733
186,306		FGLMC	4.500	12/01/43	202
114,903		FGLMC	4.500	02/01/44	125
4,449,000		FGLMC	4.500	10/01/44	4,858
2,139,705		FGLMC	4.500	11/01/44	2,337
2,616,730		FGLMC	4.500	11/01/44	2,857
890,610		FGLMC	4.500	12/01/44	961
1,661,720		FGLMC	4.500	12/01/44	1,815
9,525,912		FGLMC	3.500	04/01/45	9,896
1,095,625		FHLMC	4.500	05/01/45	1,149
71,507,182		FGLMC	3.500	10/01/45	74,247
62,839,275		FGLMC	4.000	12/01/45	66,907
7,890,569		FGLMC	4.000	05/01/46	8,370
133,411,818		FGLMC	3.500	08/01/46	138,482
5,442		Federal National Mortgage Association (FNMA)	8.000	03/01/23	5
73,161		FNMA	8.000	07/01/24	83
15,166		FNMA	9.000	11/01/25	17
532,988		FNMA	2.500	06/01/30	538
1,893,879		FNMA	2.500	06/01/31	1,908
806,516		FNMA	2.500	07/01/31	812
19,774,606		FNMA	2.500	07/01/31	19,921
4,743,093		FNMA	2.500	08/01/31	4,778
1,026,427		FNMA	2.500	09/01/31	1,034
1,256,783		FNMA	2.500	09/01/31	1,266
826,503		FNMA	2.500	09/01/31	833
2,183,986		FNMA	2.500	10/01/31	2,200
648,915		FNMA	2.500	10/01/31	654
1,150,186		FNMA	2.500	11/01/31	1,159
567,152		FNMA	2.500	11/01/31	571
736,608		FNMA	2.500	11/01/31	742
1,582,786		FNMA	2.500	11/01/31	1,595
380,541		FNMA	2.500	11/01/31	383
866,572		FNMA	2.500	11/01/31	873
1,806,794		FNMA	2.500	11/01/31	1,820
819,493		FNMA	2.500	12/01/31	826
3,004,328		FNMA	2.500	12/01/31	3,027
1,049,431		FNMA	2.500	12/01/31	1,057
616,945		FNMA	2.500	12/01/31	622
2,372,819		FNMA	2.500	12/01/31	2,390
24,927,385		FNMA	3.500	02/01/32	25,999
8,034,988		FNMA	3.500	05/01/32	8,393
1,684,689		FNMA	2.500	06/01/32	1,697
497,943		FNMA	2.500	06/01/32	502
815,683		FNMA	2.500	07/01/32	822
1,588,368		FNMA	2.500	07/01/32	1,601
3,472,862		FNMA	2.500	07/01/32	3,499
20,411,650		FNMA	3.000	07/01/32	20,981
20,716,723		FNMA	3.500	07/01/32	21,612
940,806		FNMA	6.500	07/01/32	1,069
89,758		FNMA	7.000	07/01/32	98
149,217		FNMA	7.000	07/01/32	158
37,691,749		FNMA	3.000	08/01/32	38,742
6,520,062		FNMA	5.000	06/01/33	7,184
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$780,807	FNMA	4.500%	10/01/33	$842
14,730,179	FNMA	5.000	10/01/33	16,229
94,473	FNMA	5.000	11/01/33	104
1,980,528	FNMA	5.000	11/01/33	2,211
788,620	FNMA	5.000	03/01/34	869
6,402,665	FNMA	5.500	03/01/34	7,177
5,577,585	FNMA	5.500	02/01/35	6,253
1,355,274	FNMA	4.500	05/01/35	1,462
8,888,701	FNMA	5.000	05/01/35	9,795
3,984,018	FNMA	5.000	10/01/35	4,391
3,399,845	FNMA	5.000	02/01/36	3,746
36,361	FNMA	6.500	03/01/37	41
2,075,515	FNMA	5.500	08/01/37	2,331
1,152,473	FNMA	6.000	09/01/37	1,331
950,783	FNMA	6.000	09/01/37	1,090
735,913	FNMA	6.500	09/01/37	817
1,246,043	FNMA	5.500	01/01/38	1,396
66,207	FNMA	6.500	02/01/38	73
3,386,760	FNMA	5.500	04/01/38	3,771
7,224,406	FNMA	5.500	11/01/38	8,343
4,720,335	FNMA	5.500	12/01/38	5,320
166,717	FNMA	4.500	04/01/39	181
3,651,783	FNMA	4.500	05/01/39	3,974
578,449	FNMA	4.000	07/01/39	614
3,229,421	FNMA	5.500	08/01/39	3,623
249,013	FNMA	4.500	02/01/40	271
1,272,706	FNMA	5.000	08/01/40	1,390
7,313,670	FNMA	5.000	09/01/40	7,986
516,504	FNMA	6.000	10/01/40	589
708,570	FNMA	4.500	11/01/40	774
11,790,552	FNMA	4.500	01/01/41	12,830
1,168,629	FNMA	4.500	01/01/41	1,276
20,910,641	FNMA	4.500	01/01/41	22,832
1,005,554	FNMA	4.500	02/01/41	1,098
10,867,204	FNMA	5.000	05/01/41	11,865
1,258,601	FNMA	4.500	06/01/41	1,374
1,022,770	FNMA	4.500	06/01/41	1,117
662,522	FNMA	5.000	06/01/41	725
3,679,964	FNMA	5.000	07/01/41	4,025
976,327	FNMA	5.000	08/01/41	1,067
4,522,371	FNMA	4.500	09/01/41	4,923
1,454,659	FNMA	4.500	12/01/41	1,589
21,799,888	FNMA	5.500	12/01/41	24,911
2,003,478	FNMA	4.500	01/01/42	2,187
1,275,975	FNMA	4.500	01/01/42	1,393
1,453,198	FNMA	4.500	03/01/42	1,587
1,115,242	FNMA	4.500	04/01/42	1,218
7,361,647	FNMA	4.500	04/01/42	7,965
1,446,043	FNMA	4.500	06/01/42	1,579
6,095,767	FNMA	4.500	06/01/42	6,585
1,046,121	FNMA	4.500	07/01/42	1,142
13,580,884	FNMA	4.500	08/01/42	14,776
201,705	FNMA	3.000	10/01/42	203
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$18,494,812		FNMA	3.000%	10/01/42	$18,648
20,433,820	w	FNMA	3.000	01/01/43	20,603
5,165,795		FNMA	4.500	01/01/43	5,556
25,942,915	w	FNMA	3.000	02/01/43	26,157
17,658,258		FNMA	3.000	02/25/43	18,030
11,607		FNMA	3.000	04/01/43	12
16,632,668		FNMA	3.000	08/25/43	16,987
13,394,806		FNMA	4.500	10/01/43	14,579
8,919,334		FNMA	4.000	04/01/44	9,468
5,327,382		FNMA	4.000	06/01/44	5,654
2,679,579		FNMA	4.000	06/01/44	2,844
8,427,784		FNMA	4.500	06/01/44	9,187
3,147,365		FNMA	4.000	07/01/44	3,341
1,594,726		FNMA	4.000	07/01/44	1,693
4,901,567		FNMA	4.000	08/01/44	5,200
1,990,174		FNMA	4.000	08/01/44	2,113
14,096,780		FNMA	4.000	08/01/44	14,965
5,048,010		FNMA	4.000	08/01/44	5,357
1,377,970		FNMA	4.000	09/01/44	1,463
1,132,715		FNMA	4.000	09/01/44	1,203
6,347,233		FNMA	4.000	10/01/44	6,738
8,396,329		FNMA	4.500	10/01/44	9,148
15,361,602		FNMA	4.500	11/01/44	16,746
12,668,218		FNMA	4.000	12/01/44	13,448
4,532,172		FNMA	4.500	12/01/44	4,940
8,372,752		FNMA	4.000	01/01/45	8,888
44,237,502		FNMA	3.000	02/25/45	44,936
816,854		FNMA	3.500	03/01/45	845
579,377		FNMA	3.500	03/01/45	601
2,110,903		FNMA	4.500	03/01/45	2,314
12,823,161		FNMA	3.000	03/25/45	13,067
712,379		FNMA	4.500	04/01/45	781
18,321,273		FNMA	3.500	05/01/45	19,026
2,509,179		FNMA	4.000	05/01/45	2,676
5,495,060		FNMA	4.000	06/01/45	5,860
16,055,804		FNMA	4.000	07/01/45	17,143
2,751,713		FNMA	4.000	08/01/45	2,935
49,903,960		FNMA	4.000	09/01/45	53,206
1,493,687		FNMA	4.000	10/01/45	1,593
9,716,694		FNMA	4.000	11/01/45	10,362
3,123,544		FNMA	4.000	12/01/45	3,331
25,331,917		FNMA	3.500	01/01/46	26,260
46,112,846		FNMA	4.000	01/01/46	49,091
25,140,067		FNMA	3.500	02/01/46	26,048
22,527,795		FNMA	3.500	06/01/46	23,359
5,075,699		FNMA	3.500	08/01/46	5,234
2,063,755		FNMA	4.000	10/01/46	2,188
78,573,592		FNMA	3.000	11/01/46	78,844
87,186,863		FNMA	3.000	12/01/46	87,487
51,535,714		FNMA	3.500	12/01/46	53,147
49,792,221		FNMA	3.500	12/01/46	51,349
5,115,241		FNMA	4.000	12/01/46	5,469
65,523,787		FNMA	3.000	01/01/47	65,750
147,698,403		FNMA	3.500	01/01/47	152,316
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,742,826		FNMA	3.500%	02/01/47	$5,922
11,647,781		FNMA	3.000	04/01/47	11,688
2,013,362		FNMA	3.000	04/01/47	2,020
100,760,823		FNMA	4.000	07/01/47	106,102
89,653,870		FNMA	4.500	07/01/47	96,231
42,156,116		FNMA	4.000	08/01/47	44,391
2,028,544		FNMA	4.500	09/01/47	2,177
9,000,000	h	FNMA	4.500	10/25/47	9,657
4,000,000	h	FNMA	3.000	11/25/47	4,005
8,000,000	h	FNMA	3.500	11/25/47	8,229
5,186		Government National Mortgage Association (GNMA)	8.000	06/15/24	5
21,099		GNMA	8.500	11/20/30	24
35,928		GNMA	8.500	12/20/30	42
14,822,043		GNMA	3.700	10/15/33	15,618
294,963		GNMA	6.000	10/20/36	330
334,031		GNMA	6.000	01/20/37	383
1,001,811		GNMA	6.000	02/20/37	1,141
727,484		GNMA	5.000	04/15/38	801
348,427		GNMA	6.000	08/20/38	395
644,159		GNMA	6.500	11/20/38	741
65,820		GNMA	4.500	02/20/39	73
301,228		GNMA	2.176	05/16/39	301
2,304,484		GNMA	5.000	06/15/39	2,571
1,570,403		GNMA	5.000	06/15/39	1,752
11,686,849		GNMA	3.700	08/15/40	12,196
92,729		GNMA	4.500	08/20/41	102
331,060		GNMA	4.500	09/20/41	366
72,307		GNMA	4.500	01/20/44	80
89,787		GNMA	4.500	02/20/44	99
139,658		GNMA	4.500	05/20/44	154
1,038,264		GNMA	4.500	05/20/44	1,146
1,084,763		GNMA	4.500	08/20/44	1,198
1,095,631		GNMA	4.500	09/20/44	1,209
389,955		GNMA	4.500	10/20/44	429
295,735		GNMA	4.500	11/20/44	321
682,098		GNMA	4.500	12/20/44	753
1,096,346		GNMA	4.500	02/20/45	1,210
1,195,824		GNMA	4.500	08/20/45	1,321
1,290,816		GNMA	4.500	08/20/45	1,424
1,207,980		GNMA	4.500	12/20/45	1,334
137,803,181		GNMA	3.500	06/20/47	143,407
33,607,049		GNMA	4.000	06/20/47	35,513
152,394,340		GNMA	3.000	08/20/47	154,644
75,215,405		GNMA	3.500	08/20/47	78,274
9,000,000	h	GNMA	3.500	11/20/47	9,340
		TOTAL MORTGAGE BACKED			2,655,922

MUNICIPAL BONDS - 3.3%
8,155,000		California Housing Finance Agency	1.475	02/01/18	8,160
8,045,000		California Housing Finance Agency	1.525	08/01/18	8,047
28,410,000		California State University	3.899	11/01/47	29,124
10,000,000		City of Dallas TX Waterworks & Sewer System Revenue	0.985	10/01/18	9,940
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$8,725,000	City of Dallas TX Waterworks & Sewer System Revenue	1.217%	10/01/19	$8,626
5,000,000	City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,908
2,775,000	City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,717
1,350,000	City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,317
3,995,000	City of Los Angeles CA Wastewater System Revenue	4.029	06/01/39	4,097
2,025,000	City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,065
1,575,000	City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,611
20,000,000	City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	20,428
9,950,000	Commonwealth of Massachusetts	3.277	06/01/46	9,528
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,841
1,505,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,478
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,467
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,408
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,379
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,410
3,730,000	County of Miami-Dade FL Aviation Revenue	3.732	10/01/37	3,707
3,900,000	County of Miami-Dade FL Aviation Revenue	3.982	10/01/41	3,948
25,000,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	25,481
1,875,000	Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,874
1,895,000	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,882
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,196
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,280
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	982
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,599
2,560,000	Michigan Finance Authority	1.941	11/01/21	2,509
3,000,000	Michigan Finance Authority	2.244	11/01/22	2,965
5,680,000	New York State Dormitory Authority	3.998	07/01/39	5,820
6,000,000	New York State Dormitory Authority	3.879	07/01/46	6,073
8,000,000	Ohio State University	3.798	12/01/46	8,204
3,500,000	Palm Beach County Solid Waste Authority	2.083	10/01/21	3,473
2,625,000	Permanent University Fund	1.730	07/01/18	2,631
4,720,000	Permanent University Fund	1.880	07/01/19	4,734
2,320,000	Permanent University Fund	2.258	07/01/20	2,345
2,160,000	Permanent University Fund	2.408	07/01/21	2,187
2,750,000	Permanent University Fund	2.508	07/01/22	2,779
2,855,000	Permanent University Fund	2.608	07/01/23	2,885
3,250,000	Permanent University Fund	2.708	07/01/24	3,273
2,335,000	Permanent University Fund	2.808	07/01/25	2,343
3,775,000	Permanent University Fund	2.908	07/01/26	3,805
4,000,000	Permanent University Fund	3.008	07/01/27	4,020
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,026
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,700,000	Port of Corpus Christi Authority of Nueces County	3.287%	12/01/23	$1,719
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,509
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	999
7,500,000	Port of Morrow OR	1.582	09/01/20	7,410
2,075,000	Port of Morrow OR	1.782	09/01/21	2,048
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	959
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	959
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,192
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,684
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,502
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	653
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	836
3,060,000	State of Georgia	2.000	07/01/20	3,077
3,215,000	State of Georgia	2.150	07/01/21	3,222
3,465,000	State of Georgia	1.910	02/01/23	3,390
3,905,000	State of Georgia	2.750	07/01/25	3,937
4,100,000	State of Georgia	2.850	07/01/26	4,128
4,305,000	State of Georgia	2.950	07/01/27	4,341
4,520,000	State of Georgia	3.050	07/01/28	4,561
3,245,000	State of Georgia	3.150	07/01/29	3,279
3,200,000	State of Illinois	4.350	06/01/18	3,238
7,500,000	State of Illinois	2.000	06/15/19	7,512
7,160,000	State of Illinois	5.463	02/01/20	7,534
12,500,000	State of Illinois	1.930	06/15/20	12,415
12,500,000	State of Illinois	2.250	06/15/21	12,424
12,500,000	State of Illinois	3.150	06/15/26	12,469
12,500,000	State of Illinois	3.250	06/15/27	12,450
20,000,000	State of Michigan	1.579	11/01/20	19,827
13,000,000	State of Michigan	1.779	11/01/21	12,853
7,000,000	State of Michigan	1.966	11/01/22	6,901
9,900,000	State of Wisconsin	3.154	05/01/27	10,024
6,000,000	University of California	2.570	05/15/22	6,054
17,045,000	University of California	3.931	05/15/45	17,264
20,000,000	University of New Mexico	3.532	06/20/32	20,276
500,000	Utah Municipal Power Agency	1.630	07/01/19	497
835,000	Utah Municipal Power Agency	1.823	07/01/20	826
500,000	Utah Municipal Power Agency	2.023	07/01/21	493
1,750,000	Utah Municipal Power Agency	2.262	07/01/22	1,723
1,500,000	Utah Municipal Power Agency	2.512	07/01/23	1,484
2,160,000	Virginia Port Authority	4.228	07/01/36	2,165
	TOTAL MUNICIPAL BONDS			456,406

U.S. TREASURY SECURITIES - 16.2%
2,185,000	United States Treasury Bond	5.250	11/15/28	2,801
100,686,000	United States Treasury Bond	5.375	02/15/31	134,754
65,602,000	United States Treasury Bond	4.500	02/15/36	84,334
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,500,000	United States Treasury Bond	4.750%	02/15/37	$5,973
38,000,000	United States Treasury Bond	3.500	02/15/39	42,881
11,900,000	United States Treasury Bond	3.875	08/15/40	14,145
19,135,000	United States Treasury Bond	4.375	05/15/41	24,461
16,434,000	United States Treasury Bond	3.750	08/15/41	19,196
56,375,000	United States Treasury Bond	3.625	08/15/43	64,642
35,680,000	United States Treasury Bond	3.000	05/15/45	36,715
81,710,000	United States Treasury Bond	2.875	08/15/45	82,026
102,850,000	United States Treasury Bond	2.500	05/15/46	95,510
51,795,000	United States Treasury Bond	3.000	05/15/47	53,258
52,000,000	United States Treasury Bond	2.750	08/15/47	50,834
2,500,000	United States Treasury Note	1.000	12/31/17	2,499
13,945,000	United States Treasury Note	0.875	03/31/18	13,919
120,000,000	United States Treasury Note	0.875	05/31/18	119,695
32,200,000	United States Treasury Note	0.625	06/30/18	32,043
37,665,000	United States Treasury Note	0.875	07/15/18	37,534
12,100,000	United States Treasury Note	2.250	07/31/18	12,190
12,700,000	United States Treasury Note	0.750	08/31/18	12,629
9,966,900	United States Treasury Note	1.375	09/30/18	9,966
71,675,000	United States Treasury Note	0.750	10/31/18	71,191
1,365,000	United States Treasury Note	1.750	10/31/18	1,370
5,325,000	United States Treasury Note	1.000	11/30/18	5,301
9,115,000	United States Treasury Note	1.250	12/31/18	9,098
10,950,000	United States Treasury Note	1.125	01/31/19	10,908
17,775,000	United States Treasury Note	1.000	03/15/19	17,668
1,100,000	United States Treasury Note	1.250	03/31/19	1,097
1,195,000	United States Treasury Note	0.875	04/15/19	1,185
5,400,000	United States Treasury Note	1.250	04/30/19	5,384
52,490,000	United States Treasury Note	1.250	05/31/19	52,322
60,000,000	United States Treasury Note	1.250	06/30/19	59,782
104,575,000	United States Treasury Note	1.375	07/31/19	104,395
87,700,000	United States Treasury Note	1.250	08/31/19	87,316
3,000,000	United States Treasury Note	1.375	02/15/20	2,987
4,790,000	United States Treasury Note	1.625	03/15/20	4,797
25,000,000	United States Treasury Note	1.500	05/15/20	24,945
21,800,000	United States Treasury Note	1.625	07/31/20	21,807
91,565,000	United States Treasury Note	1.500	08/15/20	91,275
97,300,000	United States Treasury Note	1.375	09/15/20	96,608
3,000,000	United States Treasury Note	1.750	12/31/20	3,005
750,000	United States Treasury Note	1.375	01/31/21	742
825,000	United States Treasury Note	2.125	01/31/21	836
12,589,300	United States Treasury Note	1.125	02/28/21	12,340
12,720,000	United States Treasury Note	2.000	02/28/21	12,840
18,635,000	United States Treasury Note	1.375	04/30/21	18,395
3,240,000	United States Treasury Note	2.250	04/30/21	3,296
1,040,000	United States Treasury Note	1.375	05/31/21	1,026
16,465,000	United States Treasury Note	2.000	05/31/21	16,608
1,730,000	United States Treasury Note	2.125	06/30/21	1,752
11,825,000	United States Treasury Note	2.000	08/31/21	11,915
83,872,000	United States Treasury Note	8.000	11/15/21	104,480
21,575,000	United States Treasury Note	1.875	01/31/22	21,578
32,575,000	United States Treasury Note	1.750	02/28/22	32,403
1,710,000	United States Treasury Note	1.750	03/31/22	1,700
1,600,000	United States Treasury Note	1.875	03/31/22	1,599
8,000,000	United States Treasury Note	1.750	04/30/22	7,948
4,565,000	United States Treasury Note	2.125	06/30/22	4,607
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$35,658,000		United States Treasury Note		1.875%	07/31/22	$35,569
23,000,000		United States Treasury Note		2.000	07/31/22	23,082
15,920,000		United States Treasury Note		1.625	08/31/22	15,696
106,110,000		United States Treasury Note		1.875	08/31/22	105,799
26,465,000		United States Treasury Note		1.750	09/30/22	26,213
63,000,000		United States Treasury Note		1.875	09/30/22	62,823
500,000		United States Treasury Note		1.750	01/31/23	494
1,875,000		United States Treasury Note		1.625	04/30/23	1,836
510,000		United States Treasury Note		1.375	06/30/23	491
500,000		United States Treasury Note		1.250	07/31/23	478
15,000,000		United States Treasury Note		1.625	10/31/23	14,619
15,705,000		United States Treasury Note		2.250	12/31/23	15,845
8,800,000		United States Treasury Note		2.125	02/29/24	8,803
1,125,000		United States Treasury Note		2.125	07/31/24	1,123
42,086,000		United States Treasury Note		2.250	08/15/27	41,780
		TOTAL U.S. TREASURY SECURITIES				2,233,162

		TOTAL GOVERNMENT BONDS				6,268,437
		(Cost $6,229,598)

STRUCTURED ASSETS - 18.0%

ASSET BACKED - 7.7%
334,580	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	1.972	08/25/35	335
		Series - 2005 HE5 (Class M2)
11,450,000		Ally Auto Receivables Trust		2.100	03/15/22	11,484
		Series - 2017 2 (Class A4)
15,691,667		AmeriCredit Automobile Receivables Trust		2.420	05/08/19	15,694
		Series - 2013 2 (Class D)
1,687,751		AmeriCredit Automobile Receivables Trust		2.720	09/09/19	1,690
		Series - 2013 4 (Class C)
1,550,000		AmeriCredit Automobile Receivables Trust		2.400	01/08/21	1,559
		Series - 2015 2 (Class C)
3,500,000		AmeriCredit Automobile Receivables Trust		1.460	05/10/21	3,489
		Series - 2016 3 (Class A3)
5,250,000		AmeriCredit Automobile Receivables Trust		1.530	07/08/21	5,230
		Series - 2016 4 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	12,983
		Series - 2015 3 (Class D)
10,500,000		AmeriCredit Automobile Receivables Trust		1.870	08/18/21	10,495
		Series - 2017 1 (Class A3)
15,000,000		AmeriCredit Automobile Receivables Trust		1.900	03/18/22	14,983
		Series - 2017 3 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	5,469
		Series - 2016 4 (Class D)
74,236	g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
5,000,000	g,i	Aventura Mall Trust		3.867	12/05/32	5,095
		Series - 2013 AVM (Class E)
1,000,000	g,i	Aventura Mall Trust		3.867	12/05/32	1,025
		Series - 2013 AVM (Class C)
3,500,000	g,i	Aventura Mall Trust		3.867	12/05/32	3,616
		Series - 2013 AVM (Class B)
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,701,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920%	09/20/19	$2,700
		Series - 2013 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	12,092
		Series - 2017 1A (Class A)
2,500,000	g	Bowman Park CLO Ltd	3.545	11/23/25	2,508
		Series - 2014 1A (Class B2R)
3,227,946		Capital Auto Receivables Asset Trust	1.620	03/20/19	3,229
		Series - 2015 4 (Class A2)
3,500,000		Capital Auto Receivables Asset Trust	1.630	01/20/21	3,487
		Series - 2016 2 (Class A4)
5,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	5,234
		Series - 2016 3 (Class A4)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	8,093
		Series - 2014 1A (Class A)
6,970,833	g	Capital Automotive REIT	3.870	04/15/47	7,029
		Series - 2017 1A (Class A1)
29,000,000		Capital One Multi-Asset Execution Trust	2.430	01/15/25	29,317
		Series - 2017 A3 (Class A3)
3,000,000		CarMax Auto Owner Trust	1.680	09/15/21	2,979
		Series - 2016 2 (Class A4)
3,000,000		CarMax Auto Owner Trust	1.600	01/18/22	2,966
		Series - 2016 3 (Class A4)
5,500,000		CarMax Auto Owner Trust	1.970	04/15/22	5,499
		Series - 2017 3 (Class A3)
4,850,000		CarMax Auto Owner Trust	2.250	09/15/22	4,840
		Series - 2017 2 (Class A4)
2,500,000	g	Cent CLO 21 Ltd	3.500	07/27/26	2,510
		Series - 2014 21A (Class A2BR)
442,286	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	419
		Series - 2004 2 (Class 1M2)
636,279		CIT Group Home Equity Loan Trust (Step Bond)	6.200	02/25/30	648
		Series - 2002 1 (Class AF6)
5,500,000		CNH Equipment Trust	1.630	08/15/21	5,489
		Series - 2016 B (Class A3)
7,000,000		CNH Equipment Trust	1.440	12/15/21	6,953
		Series - 2016 C (Class A3)
12,000,000		CNH Equipment Trust	2.170	04/17/23	12,000
		Series - 2017 B (Class A4)
12,500,000		CNH Equipment Trust	2.480	02/15/24	12,598
		Series - 2017 A (Class A4)
5,250,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.640	07/15/21	5,234
		Series - 2016 BA (Class A3)
7,800,000	g	DB Master Finance LLC	3.262	02/20/45	7,812
		Series - 2015 1A (Class A2I)
19,987,500	g	DB Master Finance LLC	3.980	02/20/45	20,448
		Series - 2015 1A (Class A2II)
18,000,000	g,h	DB Master Finance LLC	3.629	11/20/47	18,062
		Series - 2017 1A (Class A2I)
5,000,000		Discover Card Execution Note Trust	2.390	07/15/24	5,047
		Series - 2017 A2 (Class A2)
16,787,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	16,963
		Series - 2015 1A (Class A2I)
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,468,750	g	Domino’s Pizza Master Issuer LLC		4.474%	10/25/45	$2,547
		Series - 2015 1A (Class A2II)
65,000,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	64,694
		Series - 2017 1A (Class A2II)
6,483,750	g	FOCUS Brands Funding LLC		3.857	04/30/47	6,556
		Series - 2017 1A (Class A2I)
11,000,000		Ford Credit Auto Lease Trust		1.880	04/15/20	11,015
		Series - 2017 A (Class A3)
18,000,000	g	Ford Credit Auto Owner Trust		2.150	07/15/26	18,066
		Series - 2015 1 (Class A)
17,400,000	g	Ford Credit Auto Owner Trust		2.440	01/15/27	17,565
		Series - 2015 2 (Class A)
3,500,000	g	Ford Credit Auto Owner Trust		2.310	08/15/27	3,515
		Series - 2016 1 (Class A)
16,500,000	g	Ford Credit Auto Owner Trust		2.030	12/15/27	16,369
		Series - 2016 2 (Class A)
12,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	12,117
		Series - 2017 1 (Class A)
17,500,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	17,498
		Series - 2017 2 (Class A)
3,500,000		Ford Credit Floorplan Master Owner Trust		2.070	05/15/22	3,510
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust		2.390	08/15/22	5,045
		Series - 2015 5 (Class A)
4,000,000		GM Financial Automobile Leasing Trust		2.060	05/20/20	4,011
		Series - 2017 1 (Class A3)
4,000,000		GM Financial Automobile Leasing Trust		2.020	09/21/20	4,006
		Series - 2017 2 (Class A3)
6,250,000		GM Financial Automobile Leasing Trust		2.010	11/20/20	6,248
		Series - 2017 3 (Class A3)
7,000,000	g	GMF Floorplan Owner Revolving Trust		2.130	07/15/20	6,978
		Series - 2017 2 (Class A1)
3,500,000	g	GMF Floorplan Owner Revolving Trust		1.960	05/17/21	3,505
		Series - 2016 1 (Class A1)
988,240	g	HERO Funding Trust		3.280	09/20/48	994
		Series - 2017 2A (Class A1)
1,976,479	g	HERO Funding Trust		4.070	09/20/48	2,027
		Series - 2017 2A (Class A2)
5,705,000	g	Hertz Vehicle Financing LLC		1.830	08/25/19	5,684
		Series - 2013 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC		2.320	03/25/20	4,994
		Series - 2016 1A (Class A)
11,875,000	g	Hertz Vehicle Financing LLC		2.270	07/25/20	11,818
		Series - 2016 3A (Class A)
10,473,281	g	Hilton Grand Vacations Trust		2.660	12/26/28	10,482
		Series - 2017 AA (Class A)
6,109,414	g,i	Hilton Grand Vacations Trust		2.960	12/26/28	6,118
		Series - 2017 AA (Class B)
1,166,681	i	Irwin Home Equity Corp	LIBOR 1 M + 0.760%	1.997	02/25/34	1,154
		Series - 2005 A (Class A3)
10,196,643	g	JG Wentworth XXII LLC		3.820	12/15/48	10,353
		Series - 2010 3A (Class A)
4,000,000		John Deere Owner Trust		2.110	12/15/23	4,016
		Series - 2017 A (Class A4)
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$20,000,000		John Deere Owner Trust		2.110%	07/15/24	$19,972
		Series - 2017 B (Class A4)
1,683,967	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.487	02/25/36	1,665
		Series - 2006 1 (Class 1A1)
4,809,054	i	Lehman XS Trust		6.500	06/25/46	4,066
		Series - 2006 13 (Class 2A1)
5,000,000	g	Madison Park Funding XIII Ltd		3.300	01/19/25	4,997
		Series - 2014 13A (Class B2R)
10,406,727	g	MVW Owner Trust		2.420	12/20/34	10,387
		Series - 2017 1A (Class A)
7,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	LIBOR 1 M + 1.350%	2.587	09/27/21	7,049
		Series - 2016 1 (Class A)
25,851,202	g,i	New Residential Mortgage Loan Trust		4.000	02/25/57	26,912
		Series - 2017 1A (Class A1)
3,500,000	g	OHA Loan Funding LLC		3.600	10/20/26	3,534
		Series - 2014 1A (Class B2R)
742,322	g	OneMain Direct Auto Receivables Trust		2.040	01/15/21	743
		Series - 2016 1A (Class A)
322	g	OneMain Financial Issuance Trust		2.430	06/18/24	0	^
		Series - 2014 1A (Class A)
8,840,000	g	Palisades Center Trust		3.357	04/13/33	8,887
		Series - 2016 PLSD (Class B)
17,822	i	Renaissance Home Equity Loan Trust	LIBOR 1 M + 0.880%	2.117	08/25/33	17
		Series - 2003 2 (Class A)
701,930		Residential Funding Mortgage Securities II, Inc (Step Bond)		5.950	08/25/34	708
		Series - 2005 HI1 (Class A5)
408,195		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.010	02/25/36	410
		Series - 2006 HI1 (Class M1)
245,439		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.060	02/25/36	257
		Series - 2006 HI1 (Class M2)
3,583,717		Santander Drive Auto Receivables Trust		2.570	03/15/19	3,588
		Series - 2013 2 (Class D)
3,252		Santander Drive Auto Receivables Trust		1.810	04/15/19	3
		Series - 2013 3 (Class C)
4,625,000		Santander Drive Auto Receivables Trust		2.420	04/15/19	4,635
		Series - 2013 3 (Class D)
13,039,373		Santander Drive Auto Receivables Trust		2.250	06/17/19	13,053
		Series - 2013 5 (Class C)
2,673,427	g	Santander Drive Auto Receivables Trust		3.120	10/15/19	2,680
		Series - 2013 A (Class C)
5,325,000		Santander Drive Auto Receivables Trust		2.910	04/15/20	5,365
		Series - 2014 1 (Class D)
4,468,933		Santander Drive Auto Receivables Trust		1.560	05/15/20	4,469
		Series - 2016 2 (Class A3)
496,883		Santander Drive Auto Receivables Trust		1.960	05/15/20	497
		Series - 2015 5 (Class B)
5,666,987		Santander Drive Auto Receivables Trust		2.130	08/17/20	5,676
		Series - 2014 3 (Class C)
9,000,000		Santander Drive Auto Receivables Trust		1.770	09/15/20	8,996
		Series - 2017 1 (Class A3)
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,500,000		Santander Drive Auto Receivables Trust	1.870%	12/15/20	$3,502
		Series - 2017 2 (Class A3)
5,000,000		Santander Drive Auto Receivables Trust	1.870	06/15/21	4,993
		Series - 2017 3 (Class A3)
600,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	605
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,998
		Series - 2016 3 (Class D)
8,000,000		Santander Drive Auto Receivables Trust	3.170	04/17/23	8,026
		Series - 2017 1 (Class D)
134,531	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	134
		Series - 2013 1A (Class A)
3,163,121	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	3,166
		Series - 2013 3A (Class B)
2,987,318	g,i	Sierra Receivables Funding Co LLC	2.050	06/20/31	2,982
		Series - 2014 2A (Class A)
1,230,072	g,i	Sierra Receivables Funding Co LLC	2.400	06/20/31	1,228
		Series - 2014 2A (Class B)
3,789,187	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	3,787
		Series - 2015 1A (Class A)
20,369,975	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	20,480
		Series - 2017 1A (Class A)
895,777	g	Sierra Receivables Funding Co LLC	3.200	03/20/34	900
		Series - 2017 1A (Class B)
3,629,217	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	3,631
		Series - 2015 3A (Class A)
862,047	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	863
		Series - 2015 3A (Class B)
3,260,264	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	3,288
		Series - 2016 1A (Class A)
7,578,366	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	7,565
		Series - 2016 2A (Class A)
1,691,600	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	1,688
		Series - 2016 2A (Class B)
7,533,404	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	7,512
		Series - 2016 3A (Class A)
4,464,239	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	4,406
		Series - 2016 3A (Class B)
10,943,089	g	SLM Student Loan Trust	3.740	02/15/29	11,121
		Series - 2011 B (Class A2)
6,743,000	g	SMB Private Education Loan Trust	2.490	06/15/27	6,765
		Series - 2015 A (Class A2A)
11,972,969	g	SMB Private Education Loan Trust	2.750	07/15/27	12,095
		Series - 2015 C (Class A2A)
13,703,000	g	SMB Private Education Loan Trust	2.430	02/17/32	13,591
		Series - 2016 B (Class A2A)
16,020,000	g	SMB Private Education Loan Trust	2.880	09/15/34	16,152
		Series - 2017 A (Class A2A)
4,352,847	g	SoFi Professional Loan Program LLC	1.530	04/25/33	4,346
		Series - 2016 D (Class A2A)
12,955,000	g	SoFi Professional Loan Program LLC	2.340	04/25/33	12,843
		Series - 2016 D (Class A2B)
15,150,000	g	SoFi Professional Loan Program LLC	2.490	01/25/36	15,100
		Series - 2016 E (Class A2B)
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$3,903,694	g	SoFi Professional Loan Program LLC		2.760%	12/26/36	$3,939
		Series - 2016 A (Class A2)
2,411,962	g	SoFi Professional Loan Program LLC		1.550	03/26/40	2,406
		Series - 2017 A (Class A2A)
1,925,000	g	SoFi Professional Loan Program LLC		2.400	03/26/40	1,908
		Series - 2017 A (Class A2B)
20,490,160	g	SoFi Professional Loan Program LLC		1.830	05/25/40	20,495
		Series - 2017 B (Class A1FX)
13,050,000	g	SoFi Professional Loan Program LLC		2.740	05/25/40	13,100
		Series - 2017 B (Class A2FX)
1,000,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	998
		Series - 2017 C (Class A2B)
3,725,915	g	SolarCity LMC		4.590	04/20/44	3,696
		Series - 2014 1 (Class A)
26,751,208	g	SpringCastle America Funding LLC		3.050	04/25/29	26,929
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	2,998
		Series - 2016 AA (Class B)
13,117,500	g	Taco Bell Funding LLC		3.832	05/25/46	13,373
		Series - 2016 1A (Class A2I)
12,548,000		UBS Commercial Mortgage Trust		3.256	06/15/50	12,827
		Series - 2017 C1 (Class ASB)
2,000,000	h	UBS Commercial Mortgage Trust		3.366	10/15/50	2,060
		Series - 2017 2017-C4 (Class ASB)
5,304,000	g	Verizon Owner Trust		1.680	05/20/21	5,286
		Series - 2016 2A (Class A)
3,000,000	g	Verizon Owner Trust		2.060	09/20/21	3,008
		Series - 2017 1A (Class A)
25,000,000	g	Verizon Owner Trust		1.920	12/20/21	24,978
		Series - 2017 2A (Class A)
1,890,000	g	Vornado DP LLC		5.280	09/13/28	2,004
		Series - 2010 VNO (Class C)
468,333	†,g,m	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	470
		Series - 2006 N1 (Class N1)
515,635	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	1.597	05/25/35	513
		Series - 2005 SD1 (Class A)
34,300,000	g	Wendys Funding LLC		3.371	06/15/45	34,608
		Series - 2015 1A (Class A2I)
3,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	2,965
		Series - 2016 A (Class A)
3,000,000		World Omni Auto Receivables Trust		2.240	06/15/23	3,013
		Series - 2017 A (Class A4)
9,000,000		World Omni Auto Receivables Trust		2.250	10/16/23	9,019
		Series - 2017 B (Class A4)
5,932,000		World Omni Automobile Lease Securitization Trust		1.610	01/15/22	5,913
		Series - 2016 A (Class A4)
		TOTAL ASSET BACKED				1,070,027

OTHER MORTGAGE BACKED - 10.3%
3,596,066	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	3,615
		Series - 2007 1 (Class AM)
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,982,777	i	Banc of America Commercial Mortgage Trust	5.482%	01/15/49	$4,976
		Series - 2007 1 (Class AMFX)
12,000,000		Banc of America Commercial Mortgage Trust	3.019	07/15/49	12,055
		Series - 2016 UB10 (Class ASB)
1,160,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	1,157
		Series - 2007 4 (Class E)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	5,044
		Series - 2007 5 (Class AJ)
3,065,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	3,057
		Series - 2007 4 (Class D)
2,000,000	g,i	Banc of America Commercial Mortgage Trust	6.038	02/10/51	2,003
		Series - 2007 5 (Class B)
15,000,000		BANK	3.419	05/15/50	15,518
		Series - 2017 BNK4 (Class ASB)
20,000,000		BANK	3.254	07/15/60	20,210
		Series - 2017 BNK6 (Class A4)
15,000,000		BBCMS MORTGAGE TRUST	3.488	02/15/50	15,517
		Series - 2017 C1 (Class ASB)
12,500,000	g	BB-UBS Trust	3.430	11/05/36	12,789
		Series - 2012 SHOW (Class A)
21,825,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.120	09/11/42	21,815
		Series - 2007 T28 (Class AJ)
222,887	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	225
		Series - 2007 PW17 (Class AJ)
2,500,000	i	CD Mortgage Trust	6.122	11/15/44	2,515
		Series - 2007 CD5 (Class B)
4,500,000		CD Mortgage Trust	2.622	08/10/49	4,446
		Series - 2016 CD1 (Class ASB)
10,000,000		CD Mortgage Trust	3.220	08/15/50	10,247
		Series - 2017 CD5 (Class AAB)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,095
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	9,109
		Series - 2015 SMRT (Class D)
22,000,000		CGMS Commercial Mortgage Trust	3.197	08/15/50	22,091
		Series - 2017 B1 (Class A3)
5,000,000		CGMS Commercial Mortgage Trust	3.243	08/15/50	5,121
		Series - 2017 B1 (Class AAB)
5,322,199	i	CHL Mortgage Pass-Through Trust	3.358	02/20/35	5,370
		Series - 2004 HYB9 (Class 1A1)
3,000,000	g	Citigroup Commercial Mortgage Trust	2.228	09/10/31	2,973
		Series - 2016 SMPL (Class A)
2,500,000	g	Citigroup Commercial Mortgage Trust	2.576	09/10/31	2,471
		Series - 2016 SMPL (Class B)
3,643,355		Citigroup Commercial Mortgage Trust	1.506	05/10/49	3,605
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	6,553
		Series - 2016 C1 (Class AAB)
20,000,000		Citigroup Commercial Mortgage Trust	3.268	09/15/50	20,479
		Series - 2017 P8 (Class AAB)
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$11,235,153	i	COBALT CMBS Commercial Mortgage Trust		5.771%	05/15/46	$11,401
		Series - 2007 C3 (Class AJ)
6,545,000	g	COMM Mortgage Trust		4.353	08/10/30	7,070
		Series - 2013 300P (Class A1)
565,201		COMM Mortgage Trust		1.399	02/10/48	563
		Series - 2015 LC19 (Class A1)
14,500,000		COMM Mortgage Trust		3.421	07/10/48	15,043
		Series - 2015 LC21 (Class ASB)
3,423,303		COMM Mortgage Trust		1.667	07/10/50	3,421
		Series - 2015 PC1 (Class A1)
10,000,000		COMM Mortgage Trust		3.317	09/10/50	10,262
		Series - 2017 COR2 (Class ASB)
7,360,953	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	3.387	09/25/28	7,442
		Series - 2016 C02 (Class 1M1)
10,511,980	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	2.587	01/25/29	10,568
		Series - 2016 C05 (Class 2M1)
35,644,846	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	2.687	01/25/29	35,976
		Series - 2016 C04 (Class 1M1)
14,857,341	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.537	04/25/29	15,031
		Series - 2016 C06 (Class 1M1)
12,456,924	g,i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	12,575
		Series - 2017 C01 (Class 1M1)
14,366,601	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	2.187	10/25/29	14,436
		Series - 2017 C03 (Class 1M1)
4,676,346	i	Connecticut Avenue Securities	LIBOR 1 M + 0.550%	1.787	01/25/30	4,674
		Series - 2017 C05 (Class 1M1)
473,277	i	Credit Suisse Commercial Mortgage Trust		5.903	09/15/39	476
		Series - 2007 C4 (Class A1AJ)
3,578,106	i	Credit Suisse Commercial Mortgage Trust		5.625	01/15/49	3,667
		Series - 2007 C2 (Class AJ)
6,144,500	g,i	Credit Suisse Commercial Mortgage Trust		5.751	01/15/49	6,234
		Series - 2007 C2 (Class B)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	5,905
		Series - 2007 C2 (Class C)
11,500,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	12,165
		Series - 2006 OMA (Class D)
5,500,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	5,654
		Series - 2016 C7 (Class ASB)
14,580,000		CSAIL Commercial Mortgage Trust		3.186	06/15/50	14,891
		Series - 2017 C8 (Class ASB)
56,500,000	i	CSAIL Commercial Mortgage Trust		0.905	09/15/50	3,023
		Series - 2017 CX9 (Class XA)
20,000,000		CSAIL Commercial Mortgage Trust		3.176	09/15/50	20,085
		Series - 2017 CX9 (Class A4)
9,000,000		CSAIL Commercial Mortgage Trust		3.357	09/15/50	9,228
		Series - 2017 CX9 (Class A3)
10,605,942		CSAIL Commercial Mortgage Trust		1.454	06/15/57	10,549
		Series - 2015 C2 (Class A1)
11,000,000		DBJPM Mortgage Trust		2.756	09/10/49	10,980
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust		3.121	06/10/50	10,163
		Series - 2017 C6 (Class ASB)
30,000,000	g	DBUBS Mortgage Trust		4.537	07/10/44	31,942
		Series - 2011 LC2A (Class A4)
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$3,000,000	g,i	DBUBS Mortgage Trust		4.998%	07/10/44	$3,220
		Series - 2011 LC2A (Class B)
5,000,000	g,i	DBUBS Mortgage Trust		5.727	07/10/44	5,408
		Series - 2011 LC2A (Class C)
2,636,136	g,i	DBUBS Mortgage Trust	LIBOR 1 M + 1.350%	2.587	07/12/44	2,642
		Series - 2011 LC2A (Class A3FL)
9,800,000	g,i	DBUBS Mortgage Trust		5.345	08/10/44	10,712
		Series - 2011 LC3A (Class AM)
2,084,000	g,i	DBUBS Mortgage Trust		5.345	08/10/44	2,257
		Series - 2011 LC3A (Class B)
5,525,000	g,i	DBUBS Mortgage Trust		5.685	11/10/46	6,000
		Series - 2011 LC1A (Class C)
4,908,234	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates		5.401	12/13/28	5,333
		Series - 2006 4TS (Class A)
9,929,135	i	GE Commercial Mortgage Corp		5.606	12/10/49	10,101
		Series - 2007 C1 (Class AM)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,731
		Series - 2004 C3 (Class C)
21,180,000	g	GRACE Mortgage Trust		3.369	06/10/28	21,910
		Series - 2014 GRCE (Class A)
5,000,000	g	GRACE Mortgage Trust		3.520	06/10/28	5,119
		Series - 2014 GRCE (Class B)
4,150,422	i	Greenwich Capital Commercial Funding Corp		6.013	07/10/38	4,185
		Series - 2006 GG7 (Class AM)
3,000,000	g	GS Mortgage Securities Corp II		2.933	06/05/31	3,041
		Series - 2012 SHOP (Class A)
15,943,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	16,622
		Series - 2012 ALOH (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II		5.356	12/10/43	6,301
		Series - 2010 C2 (Class B)
10,000,000		GS Mortgage Securities Trust		2.777	10/10/49	10,028
		Series - 2016 GS3 (Class AAB)
12,000,000		GS Mortgage Securities Trust		3.230	05/10/50	12,274
		Series - 2017 GS6 (Class AAB)
35,000,000		GS Mortgage Securities Trust		3.167	08/10/50	34,991
		Series - 2017 GS7 (Class A3)
6,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	5,854
		Series - 2016 10HY (Class A)
7,250,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	6,977
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	2,437
		Series - 2016 10HY (Class B)
988,217	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.897	03/25/35	946
		Series - 2004 11 (Class 2A1)
12,830,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.717	02/15/46	13,684
		Series - 2011 C3 (Class A4)
8,145,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	8,613
		Series - 2011 C3 (Class C)
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.802%	02/15/46	$1,987
		Series - 2011 C3 (Class E)
1,294,636	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.106	07/15/46	1,310
		Series - 2011 C4 (Class A3)
8,825,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.388	07/15/46	9,358
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.801	07/15/46	15,964
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.581	07/15/46	6,919
		Series - 2011 C4 (Class C)
7,906,176		JP Morgan Chase Commercial Mortgage Securities Trust		1.324	08/15/49	7,804
		Series - 2016 JP2 (Class A1)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	6,978
		Series - 2016 JP2 (Class ASB)
2,429,013	g,i	JP Morgan Mortgage Trust		2.685	06/25/46	2,439
		Series - 2016 2 (Class A1)
2,234,578	g,i	JP Morgan Mortgage Trust		2.859	06/25/46	2,250
		Series - 2016 2 (Class 2A1)
63,181,288	i	JPMCC Commercial Mortgage Securities Trust		1.484	07/15/50	5,022
		Series - 2017 JP6 (Class XA)
8,725,000		JPMCC Commercial Mortgage Securities Trust		3.241	09/15/50	8,930
		Series - 2017 JP7 (Class ASB)
6,148,000		JPMDB Commercial Mortgage Securities Trust		3.492	03/15/50	6,392
		Series - 2017 C5 (Class ASB)
111,339	i	LB-UBS Commercial Mortgage Trust		5.533	02/15/40	111
		Series - 2007 C1 (Class C)
4,150,000	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	4,147
		Series - 2007 C1 (Class D)
230,310	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	230
		Series - 2007 C6 (Class AM)
2,218,650	g	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	2,219
		Series - 2007 C6 (Class AMFL)
15,000,000	g	LCCM		3.357	07/12/50	15,278
		Series - 2017 LC26 (Class ASB)
10,728,656	g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.039	07/25/47	10,752
		Series - 2015 A (Class A)
2,210,442	g,i	Merrill Lynch Mortgage Trust		6.665	02/12/51	2,221
		Series - 0 C1 (Class AJAF)
2,205,000	i	Merrill Lynch Mortgage Trust		6.665	02/12/51	2,215
		Series - 0 C1 (Class AJA)
5,880,000	g,i	Merrill Lynch Mortgage Trust		6.665	02/12/51	5,914
		Series - 2008 C1 (Class C)
19,995,000	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	20,307
		Series - 2007 6 (Class AM)
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust		2.469%	02/15/46	$3,215
		Series - 2013 C7 (Class AAB)
4,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.194	10/15/47	4,593
		Series - 2014 C18 (Class A2)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.605	02/15/48	1,626
		Series - 2015 C20 (Class AS)
12,400,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	12,461
		Series - 2013 WLSR (Class A)
2,550,000	g	Morgan Stanley Capital I Trust		4.012	09/09/32	2,681
		Series - 2014 150E (Class AS)
3,500,000	g	Morgan Stanley Capital I Trust		4.264	09/09/32	3,713
		Series - 2014 150E (Class B)
5,150,446	i	Morgan Stanley Capital I Trust		5.389	11/12/41	5,154
		Series - 2006 HQ10 (Class AJ)
3,450,000	g,i	Morgan Stanley Capital I Trust		5.588	09/15/47	3,671
		Series - 2011 C1 (Class D)
8,618,371	i	Morgan Stanley Capital I Trust		5.907	06/11/49	8,646
		Series - 2007 IQ15 (Class AJ)
12,121,000	g,i	Morgan Stanley Capital I Trust		6.104	06/11/49	11,753
		Series - 2007 IQ15 (Class B)
4,193,715	i	Morgan Stanley Capital I Trust		6.080	12/12/49	4,221
		Series - 2007 IQ16 (Class AMA)
7,330,000	i	Morgan Stanley Capital I Trust		6.115	12/12/49	6,881
		Series - 2007 IQ16 (Class AJ)
12,000,000	i	Morgan Stanley Capital I Trust		6.363	12/12/49	11,264
		Series - 2007 IQ16 (Class AJFX)
21,000,000		Morgan Stanley Capital I Trust		3.304	06/15/50	21,528
		Series - 2017 H1 (Class ASB)
320,758		Morgan Stanley Capital I Trust		4.770	07/15/56	320
		Series - 0 IQ9 (Class AJ)
12,500,000	g,i	MSDB Trust		3.427	07/11/39	12,618
		Series - 2017 712F (Class A)
5,000,000	g	MSSG Trust		3.690	09/13/39	5,090
		Series - 2017 237P (Class B)
15,000,000	g	Prima Capital CRE Securitization Ltd		4.000	08/24/49	14,967
		Series - 2015 4A (Class C)
5,000,000	g	Queens Center Mortgage Trust		3.376	01/11/37	5,043
		Series - 2013 QCA (Class B)
5,000,000	g	RBS Commercial Funding, Inc Trust		3.260	03/11/31	5,055
		Series - 2013 SMV (Class A)
10,799,336	g,i	Sequoia Mortgage Trust		3.500	03/25/47	11,086
		Series - 2017 2 (Class A1)
7,095,145	g,i	Sequoia Mortgage Trust		3.500	03/25/47	7,263
		Series - 2017 2 (Class A4)
13,460,912	g,i	Sequoia Mortgage Trust		3.500	04/25/47	13,762
		Series - 2017 3 (Class A4)
4,879,052	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,991
		Series - 2017 5 (Class A4)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.437	09/25/24	4,131
		Series - 2014 HQ2 (Class M2)
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$702,339	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.400%	3.637%	01/25/25	$703
		Series - 2015 DN1 (Class M2)
120,311	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.337	05/25/25	120
		Series - 2015 HQ2 (Class M1)
16,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	3.187	05/25/25	16,537
		Series - 2015 HQ2 (Class M2)
6,730,615	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.450%	2.687	07/25/28	6,750
		Series - 2016 DNA1 (Class M1)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.437	10/25/28	1,779
		Series - 2016 DNA2 (Class M2)
8,944,473	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.337	12/25/28	8,966
		Series - 2016 DNA3 (Class M1)
6,482,309	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	2.037	03/25/29	6,487
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	2.537	03/25/29	2,784
		Series - 2016 DNA4 (Class M2)
9,761,153	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	2.437	07/25/29	9,870
		Series - 2017 DNA1 (Class M1)
42,000,000	h,i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	1.984	03/25/30	42,069
		Series - 2017 DNA3 (Class M1)
13,250,000	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	13,254
		Series - 2017 NPL9 (Class A1)
10,000,000	g	VSE VOI Mortgage LLC		2.330	03/20/35	9,945
		Series - 2017 A (Class A)
1,744,931	i	Wachovia Bank Commercial Mortgage Trust		5.825	07/15/45	1,764
		Series - 2006 C27 (Class AJ)
11,506,811	i	Wachovia Bank Commercial Mortgage Trust		5.818	05/15/46	11,504
		Series - 2007 C34 (Class AM)
3,328,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	3,325
		Series - 2007 C34 (Class B)
7,338,000	i	Wachovia Bank Commercial Mortgage Trust		6.274	05/15/46	7,453
		Series - 2007 C34 (Class AJ)
5,291,598	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	5,372
		Series - 2007 C31 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust		5.700	04/15/47	2,010
		Series - 2007 C31 (Class B)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust		5.750	06/15/49	2,793
		Series - 2007 C32 (Class B)
30,377,200	i	Wachovia Bank Commercial Mortgage Trust		5.750	06/15/49	30,948
		Series - 2007 C32 (Class AJ)
20,628,441	i	Wachovia Bank Commercial Mortgage Trust		5.953	02/15/51	20,611
		Series - 2007 C33 (Class AM)
3,241,518		Wells Fargo Commercial Mortgage Trust		1.392	07/15/48	3,208
		Series - 2016 C35 (Class A1)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,000,000		Wells Fargo Commercial Mortgage Trust	2.788%	07/15/48	$10,030
		Series - 2016 C35 (Class ASB)
797,419		Wells Fargo Commercial Mortgage Trust	1.321	08/15/49	784
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	14,828
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	15,021
		Series - 2016 LC24 (Class ASB)
8,389,000		Wells Fargo Commercial Mortgage Trust	2.827	11/15/49	8,408
		Series - 2016 NXS6 (Class ASB)
7,500,000		Wells Fargo Commercial Mortgage Trust	3.446	03/15/50	7,763
		Series - 2017 RB1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	3.261	07/15/50	15,364
		Series - 2017 C38 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	3.157	09/15/50	15,027
		Series - 2017 C39 (Class A4)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.212	09/15/50	10,210
		Series - 2017 C39 (Class ASB)
7,250,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	7,428
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,177
		Series - 2016 C33 (Class AS)
1,250,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,260
		Series - 2016 C36 (Class ASB)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,042
		Series - 2010 C1 (Class B)
55,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	59,453
		Series - 2011 C4 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			1,426,393

		TOTAL STRUCTURED ASSETS			2,496,420
		(Cost $2,499,985)

		TOTAL BONDS			13,543,455
		(Cost $13,409,423)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			3,214
1,527,061	*	Federal National Mortgage Association			10,644
		TOTAL BANKS			13,858
		TOTAL PREFERRED STOCKS			13,858
		(Cost $49,941)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.0%
$2,644,000		Federal Home Loan Bank (FHLB)	0.700	10/02/17	2,644
		TOTAL GOVERNMENT AGENCY DEBT			2,644
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE (000)

TREASURY DEBT - 1.1%
NGN	550,000,000	j	Nigeria Treasury Bill	0.000%	08/02/18	$1,320
	$25,950,000		United States Treasury Bill	0.911-0.920	10/05/17	25,949
	45,075,000		United States Treasury Bill	0.961	10/12/17	45,063
	41,600,000		United States Treasury Bill	0.971	10/26/17	41,574
	16,030,000		United States Treasury Bill	0.971	11/02/17	16,017
	19,475,000		United States Treasury Bill	0.961	11/09/17	19,455
			TOTAL TREASURY DEBT			149,378
			TOTAL SHORT-TERM INVESTMENTS			152,022
			(Cost $151,978)

			TOTAL INVESTMENTS - 99.5%			13,748,511
			(Cost $13,650,847)
			OTHER ASSETS & LIABILITIES, NET - 0.5%			65,998
			NET ASSETS - 100.0%			$13,814,509

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DGS5	5-Year Treasury Constant Maturity Rate
EUR	Euro
GBP	British Pound
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
ISR	Intercontinental Exchange Swap Rate
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thailand Baht
USD	United States Dollar
UYU	Uruguayan Peso
Y	Year
ZAR	South African Rand
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities was $2,192,660,000 or 15.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.

Forward foreign currency contracts outstanding as of September 30, 2017 were as follows (dollar amounts are in thousands) (See Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$5,975	AUD	7,423	Bank of America	10/31/2017	$154
	$7,502	CAD	9,197	Bank of America	10/31/2017	129
	$25,725	GBP	18,960	Bank of America	10/31/2017	292
	$9,497	KRW	10,712,598	Bank of America	10/31/2017	139
	$1,433	NOK	11,151	Bank of America	10/31/2017	32
	$1,052	ZAR	14,010	Bank of America	10/31/2017	22
					Total	$768
	$91,960	EUR	76,467	Morgan Stanley	10/31/2017	$1,434
	$39,626	JPY	4,406,922	Morgan Stanley	10/31/2017	403
	$1,740	PLN	6,201	Morgan Stanley	10/31/2017	41
	$2,215	SEK	17,550	Morgan Stanley	10/31/2017	57
	$809	THB	26,767	Morgan Stanley	10/31/2017	7
GBP	1,171		$1,594	Morgan Stanley	10/31/2017	(23)
					Total	$1,919
Total						$2,687

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
ZAR	South African Rand
343

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS - 99.8%

AGENCY SECURITIES - 0.7%
$17,190,000		Montefiore Medical Center	2.895%	04/20/32	$16,752
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,550
3,000,000		PEFCO	3.250	06/15/25	3,151
5,592,105		Reliance Industries Ltd	2.444	01/15/26	5,616
3,500,000		Ukraine Government AID Bonds	1.847	05/29/20	3,503
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,692
		TOTAL AGENCY SECURITIES			47,264

MORTGAGE BACKED - 0.2%
13,112,395		Government National Mortgage Association (GNMA)	3.650	02/15/32	13,784
		TOTAL MORTGAGE BACKED			13,784

U.S. TREASURY SECURITIES - 98.9%
144,230,240	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	148,722
384,445,920	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	385,864
141,015,810	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	146,895
157,687,600	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	163,297
466,730,915	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	468,916
248,770,810	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	259,176
336,760,888	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	350,048
333,610,550	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	334,497
359,285,188	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	369,142
352,563,669	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	353,540
168,598,800	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	168,517
369,374,560	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	371,015
311,792,880	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	310,874
174,086,140	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	176,281
128,254,920	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	130,900
105,671,350	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	104,553
163,294,580	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	161,572
210,718,949	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	240,594
90,838,000	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	90,791
134,443,710	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	136,177
229,187,264	d,k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	257,568
130,718,720	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	127,034
164,674,250	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	162,584
165,327,732	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	193,162
53,537,985	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	52,982
201,445,952	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	225,360
98,414,687	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	128,716
180,031,264	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	217,154
147,550,955	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	200,551
344

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$15,000,000	United States Treasury Note	1.250%	04/30/19	$14,955
28,640,000	United States Treasury Note	1.625	08/31/22	28,237
2,500,000	United States Treasury Note	2.000	05/31/24	2,478
55,000,000	United States Treasury Note	2.000	06/30/24	54,486
	TOTAL U.S. TREASURY SECURITIES			6,536,638

	TOTAL GOVERNMENT BONDS			6,597,686
	(Cost $6,367,362)

SHORT-TERM INVESTMENTS - 0.0%

GOVERNMENT AGENCY DEBT - 0.0%
1,300,000	Federal Home Loan Bank (FHLB)	0.700	10/02/17	1,300
	TOTAL GOVERNMENT AGENCY DEBT			1,300
	TOTAL SHORT-TERM INVESTMENTS			1,300
	(Cost $1,300)

	TOTAL INVESTMENTS - 99.8%			6,598,986
	(Cost $6,368,662)
	OTHER ASSETS & LIABILITIES, NET - 0.2%			14,550
	NET ASSETS - 100.0%			$6,613,536

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

Futures contracts outstanding as of September 30, 2017 were as follows (dollar amounts are in thousands) (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10YR NOTE (CBT)	(100)	12/15/17	$(12,526)	$(12,531)	$ (5)
345

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.0%
$2,570,385	i	Manitowoc Foodservice, Inc	LIBOR 3 M + 2.750%	3.990%	03/03/23	$2,585
		TOTAL CAPITAL GOODS				2,585

MEDIA - 0.1%
6,195,477	i	Charter Communications Operating LLC	LIBOR 3 M + 2.000%	3.240	01/14/22	6,210
3,127,375	i	Charter Communications Operating LLC	LIBOR 3 M + 2.250%	3.490	01/15/24	3,139
		TOTAL MEDIA				9,349

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
9,925,000	i	MTS Systems Corp	LIBOR 3 M + 3.250%	4.490	07/05/23	9,987
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				9,987

UTILITIES - 0.1%
14,718,577	i	Terra-Gen Finance Co LLC	LIBOR 3 M + 4.250%	5.490	12/09/21	13,320
		TOTAL UTILITIES				13,320

		TOTAL BANK LOAN OBLIGATIONS				35,241
		(Cost $36,351)

BONDS - 38.7%

CORPORATE BONDS - 12.1%

AUTOMOBILES & COMPONENTS - 0.2%
1,955,000	g	Adient Global Holdings Ltd		4.875	08/15/26	1,999
7,550,000		Delphi Automotive plc		3.150	11/19/20	7,723
12,800,000		Ford Motor Co		4.750	01/15/43	12,543
4,675,000		Magna International, Inc		3.625	06/15/24	4,825
		TOTAL AUTOMOBILES & COMPONENTS				27,090

BANKS - 2.7%
20,272,000		Bank of America Corp		1.950	05/12/18	20,301
10,900,000		Bank of America Corp		2.151	11/09/20	10,867
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.250%	1.567	09/11/19	4,998
21,500,000	e,g	Bank of Montreal		2.500	01/11/22	21,608
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.630%	1.947	09/11/22	5,004
18,500,000	e	Bank of Nova Scotia		2.125	09/11/19	18,555
12,000,000	e,g	Bank of Nova Scotia		1.875	09/20/21	11,766
15,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	1.856	03/02/20	15,007
1,350,000		Citizens Financial Group, Inc		2.375	07/28/21	1,341
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	7,370
2,710,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		4.375	08/04/25	2,845
7,275,000		Cooperatieve Rabobank UA		2.750	01/10/22	7,377
346

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,950,000		Cooperatieve Rabobank UA		3.750%	07/21/26	$5,020
9,400,000		Discover Bank		3.450	07/27/26	9,236
5,000,000	e,g	DNB Boligkreditt AS.		2.000	05/28/20	4,995
10,000,000		First Niagara Financial Group, Inc		6.750	03/19/20	11,098
20,000,000	g	ING Bank NV		2.000	11/26/18	20,010
11,500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	11,687
10,000,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	10,535
6,300,000		KeyBank NA		2.350	03/08/19	6,351
4,644,000	i	Manufacturers & Traders Trust Co	LIBOR 1 M + 1.215%	2.449	12/28/20	4,653
9,076,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.640%	1.956	12/01/21	8,982
1,605,000		Manufacturers & Traders Trust Co		2.900	02/06/25	1,591
3,425,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,431
18,775,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	18,471
18,257,000		People’s United Financial, Inc		3.650	12/06/22	18,793
8,245,000		PNC Bank NA		2.950	01/30/23	8,341
10,000,000		Regions Financial Corp		2.750	08/14/22	9,980
8,450,000		Royal Bank of Canada		1.875	02/05/20	8,429
12,000,000		Royal Bank of Canada		2.100	10/14/20	11,999
14,500,000	g	Skandinaviska Enskilda Banken AB		1.375	05/29/18	14,471
12,500,000		SVB Financial Group		3.500	01/29/25	12,517
25,450,000		Toronto-Dominion Bank		1.850	09/11/20	25,340
5,000,000	e	Toronto-Dominion Bank		1.800	07/13/21	4,922
12,000,000	e,g	Toronto-Dominion Bank		2.500	01/18/22	12,071
12,019,000	g	Westpac Banking Corp		2.100	02/25/21	12,003
		TOTAL BANKS				381,965

CAPITAL GOODS - 0.5%
2,500,000		3M Co		6.375	02/15/28	3,200
6,525,000		Air Lease Corp		4.250	09/15/24	6,878
1,975,000		Anixter, Inc		5.125	10/01/21	2,123
4,575,000		Anixter, Inc		5.500	03/01/23	4,975
6,250,000		CNH Industrial Capital LLC		3.875	10/15/21	6,423
4,600,000		Ingersoll-Rand Global Holding Co Ltd		4.250	06/15/23	4,954
3,250,000		Johnson Controls International plc		5.000	03/30/20	3,460
5,625,000		Parker-Hannifin Corp		4.200	11/21/34	5,930
6,980,000		Pentair Finance S.A.		2.650	12/01/19	6,997
3,300,000		Rockwell Collins, Inc		3.100	11/15/21	3,369
6,125,000		Rockwell Collins, Inc		3.700	12/15/23	6,418
12,625,000		WW Grainger, Inc		4.200	05/15/47	12,776
		TOTAL CAPITAL GOODS				67,503

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,730,000		Waste Management, Inc		4.600	03/01/21	2,929
3,475,000		Waste Management, Inc		3.900	03/01/35	3,593
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				6,522

CONSUMER SERVICES - 0.5%
4,000,000		American National Red Cross		5.567	11/15/17	4,016
10,000,000		Henry J Kaiser Family Foundation		3.356	12/01/25	9,807
1,250,000		McDonald’s Corp		5.000	02/01/19	1,301
19,000,000		Metropolitan Museum of Art		3.400	07/01/45	18,181
7,550,000		Nature Conservancy		6.300	07/01/19	7,995
347

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$17,500,000		New York Public Library Astor Lenox & Tilden Foundations		4.305%	07/01/45	$18,424
5,145,000		Salvation Army		5.637	09/01/26	5,618
9,800,000		Starbucks Corp		2.450	06/15/26	9,418
		TOTAL CONSUMER SERVICES				74,760

DIVERSIFIED FINANCIALS - 1.0%
2,675,000		Bank of New York Mellon Corp		5.450	05/15/19	2,826
6,350,000		Bank of New York Mellon Corp		2.661	05/16/23	6,374
2,169,000	e	Discover Financial Services		3.850	11/21/22	2,227
9,000,000	g	EDP Finance BV		4.125	01/15/20	9,335
9,500,000	e,g	EDP Finance BV		5.250	01/14/21	10,258
11,625,000	g	EDP Finance BV		3.625	07/15/24	11,720
9,500,000		Ford Foundation		3.859	06/01/47	9,956
5,700,000		Ford Motor Credit Co LLC		4.389	01/08/26	5,927
2,300,000		Legg Mason, Inc		3.950	07/15/24	2,356
37,250,000		Morgan Stanley		2.200	12/07/18	37,399
3,314,000		Northern Trust Corp		3.375	08/23/21	3,440
1,535,000		Reinvestment Fund, Inc		3.166	11/01/23	1,533
10,250,000		Reinvestment Fund, Inc		3.366	11/01/24	10,233
2,570,000		Reinvestment Fund, Inc		3.513	11/01/25	2,570
15,000,000		State Street Corp		2.653	05/15/23	15,079
4,525,000		Unilever Capital Corp		2.000	07/28/26	4,178
		TOTAL DIVERSIFIED FINANCIALS				135,411

ENERGY - 1.0%
4,175,000		Apache Corp		3.250	04/15/22	4,234
14,500,000	g	Cenovus Energy, Inc		5.250	06/15/37	14,383
3,175,000		Cimarex Energy Co		3.900	05/15/27	3,240
8,450,000		EOG Resources, Inc		3.900	04/01/35	8,422
4,450,000		EOG Resources, Inc		5.100	01/15/36	4,949
15,250,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103	10/01/20	15,281
15,000,000		Kinder Morgan, Inc		3.150	01/15/23	15,070
1,000,000		Marathon Oil Corp		2.700	06/01/20	1,000
3,025,000		National Oilwell Varco, Inc		1.350	12/01/17	3,022
17,292,000		National Oilwell Varco, Inc		3.950	12/01/42	14,581
3,290,000		Noble Energy, Inc		5.050	11/15/44	3,394
2,775,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	2.054	04/15/20	2,779
9,000,000		Phillips 66		4.650	11/15/34	9,523
9,500,000		Statoil ASA		3.150	01/23/22	9,793
4,500,000		Statoil ASA		2.650	01/15/24	4,454
5,932,000		Statoil ASA		3.950	05/15/43	5,945
5,000,000	g	Texas Eastern Transmission LP		4.125	12/01/20	5,242
10,050,000	g	Woodside Finance Ltd		3.700	03/15/28	9,973
		TOTAL ENERGY				135,285

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,500,000	i	Becton Dickinson and Co	LIBOR 3 M + 1.030%	2.346	06/06/22	7,541
7,250,000		Becton Dickinson and Co		3.363	06/06/24	7,315
4,500,000		Becton Dickinson and Co		4.669	06/06/47	4,718
3,250,000		Laboratory Corp of America Holdings		2.625	02/01/20	3,284
9,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	9,209
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				32,067
348

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

INSURANCE - 0.4%
$3,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	3.049%	07/13/20	$3,013
15,000,000		Prudential Financial, Inc		5.200	03/15/44	15,947
7,450,000		Prudential Financial, Inc		5.375	05/15/45	8,046
18,222,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	18,378
8,687,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	8,879
		TOTAL INSURANCE				54,263

MATERIALS - 0.7%
2,275,000		Ball Corp		5.000	03/15/22	2,463
8,930,000		Ball Corp		4.000	11/15/23	9,131
5,750,000		Domtar Corp		4.400	04/01/22	5,985
2,300,000		Eastman Chemical Co		5.500	11/15/19	2,457
20,000,000	e	Fibria Overseas Finance Ltd		5.500	01/17/27	21,192
7,500,000		International Paper Co		5.000	09/15/35	8,315
5,000,000		International Paper Co		6.000	11/15/41	6,127
4,600,000		International Paper Co		4.800	06/15/44	4,944
17,000,000	g	Inversiones CMPC S.A.		4.375	04/04/27	17,310
10,075,000	g	Klabin Finance S.A.		4.875	09/19/27	9,999
5,000,000		MeadWestvaco Corp		7.375	09/01/19	5,473
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,750
6,350,000	g	WestRock Co		3.000	09/15/24	6,339
		TOTAL MATERIALS				102,485

MEDIA - 0.2%
3,125,000		Charter Communications Operating LLC		3.579	07/23/20	3,207
14,850,000		Charter Communications Operating LLC		4.464	07/23/22	15,683
3,625,000		Discovery Communications LLC		5.000	09/20/37	3,684
5,500,000		Time Warner Cable, Inc		4.500	09/15/42	5,210
4,175,000		Walt Disney Co		2.450	03/04/22	4,223
		TOTAL MEDIA				32,007

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
5,000,000		Bristol-Myers Squibb Co		3.250	08/01/42	4,580
7,500,000	e,i	Gilead Sciences, Inc	LIBOR 3 M + 0.250%	1.576	09/20/19	7,516
3,300,000	e	Zoetis, Inc		3.450	11/13/20	3,411
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				15,507

REAL ESTATE - 0.4%
4,500,000		Brixmor Operating Partnership LP		3.650	06/15/24	4,476
6,525,000	e	Brixmor Operating Partnership LP		3.850	02/01/25	6,527
3,500,000		Federal Realty Investment Trust		2.750	06/01/23	3,484
3,400,000		Healthcare Realty Trust, Inc		5.750	01/15/21	3,729
7,000,000		Kimco Realty Corp		6.875	10/01/19	7,623
16,825,000		Mid-America Apartments LP		4.000	11/15/25	17,478
16,822,000		Regency Centers LP		3.750	06/15/24	17,177
		TOTAL REAL ESTATE				60,494

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
18,110,000		Apple, Inc		2.850	02/23/23	18,541
14,250,000		Apple, Inc		3.000	06/20/27	14,260
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				32,801
349

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

TELECOMMUNICATION SERVICES - 0.3%
$3,400,000	e	CenturyLink, Inc		6.750%	12/01/23	$3,439
5,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	2.321	03/16/22	5,072
11,750,000		Verizon Communications, Inc		2.625	08/15/26	11,004
9,500,000		Verizon Communications, Inc		4.500	08/10/33	9,741
7,350,000		Verizon Communications, Inc		5.250	03/16/37	8,057
		TOTAL TELECOMMUNICATION SERVICES				37,313

TRANSPORTATION - 0.8%
6,775,000		CSX Corp		4.250	11/01/66	6,470
2,169,381		Delta Air Lines		4.250	07/30/23	2,260
5,418,096		Delta Air Lines		3.625	07/30/27	5,643
7,150,000	e	Delta Air Lines, Inc		3.625	03/15/22	7,347
3,800,000	e,g	Hertz Corp		7.625	06/01/22	3,919
4,000,000		Kansas City Southern		3.000	05/15/23	4,009
7,000,000		Kansas City Southern		4.300	05/15/43	7,047
15,925,000		Kansas City Southern		4.950	08/15/45	17,716
5,275,000	g	Mexico City Airport Trust		4.250	10/31/26	5,420
9,525,000	g	Mexico City Airport Trust		5.500	10/31/46	9,723
11,050,000	e,g	Mexico City Airport Trust		5.500	07/31/47	11,187
475,000		Norfolk Southern Corp		5.590	05/17/25	545
8,274,914		Spirit Airlines, Inc		4.100	04/01/28	8,689
4,050,000		Union Pacific Corp		3.375	02/01/35	4,017
5,004,157		Union Pacific Railroad Co		3.227	05/14/26	5,126
13,038,604		Union Pacific Railroad Co		2.695	05/12/27	12,722
1,360,000		United Parcel Service of America, Inc (Step Bond)		8.375	04/01/30	1,964
2,250,000	e,i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	1.694	05/16/22	2,256
		TOTAL TRANSPORTATION				116,060

UTILITIES - 2.8%
2,075,000	g	APT Pipelines Ltd		4.250	07/15/27	2,134
2,000,000		Atmos Energy Corp		8.500	03/15/19	2,188
7,550,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	7,504
1,200,000		Connecticut Light & Power Co		5.500	02/01/19	1,256
2,000,000		Connecticut Light & Power Co		5.750	03/01/37	2,391
8,013,189	g	Continental Wind LLC		6.000	02/28/33	8,464
22,500,000	g	Electricite de France S.A.		3.625	10/13/25	23,118
6,150,000		Fortis, Inc		2.100	10/04/21	6,037
10,750,000		Fortis, Inc		3.055	10/04/26	10,347
13,750,000		Georgia Power Co		3.250	04/01/26	13,805
11,750,000	g	Greenko Dutch BV		4.875	07/24/22	12,107
2,745,000		International Transmission Co		4.625	08/15/43	3,014
6,575,000		Interstate Power & Light Co		3.250	12/01/24	6,607
4,500,000		MidAmerican Energy Co		3.100	05/01/27	4,512
9,250,000	g	Narragansett Electric Co		4.170	12/10/42	9,456
2,050,000	e,g	NextEra Energy Operating Partners LP		4.250	09/15/24	2,094
3,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	3,948
9,732,000	g	Niagara Mohawk Power Corp		4.278	10/01/34	10,412
9,750,000	g	Niagara Mohawk Power Corp		4.119	11/28/42	9,998
1,500,000		Northwest Natural Gas Co		5.620	11/21/23	1,739
11,000,000		NorthWestern Corp		4.176	11/15/44	11,525
350

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$3,875,000		ONEOK, Inc		4.000%	07/13/27	$3,921
6,200,000		ONEOK, Inc		4.950	07/13/47	6,213
18,900,000	g	Pattern Energy Group, Inc		5.875	02/01/24	19,939
630,000		Public Service Co of Colorado		4.750	08/15/41	708
5,500,000		San Diego Gas & Electric Co		3.000	08/15/21	5,675
8,598,253		San Diego Gas & Electric Co		1.914	02/01/22	8,544
8,875,000		Sierra Pacific Power Co		3.375	08/15/23	9,219
26,052,044	g	Solar Star Funding LLC		3.950	06/30/35	25,056
24,488,244	g	Solar Star Funding LLC		5.375	06/30/35	26,368
2,000,000		Southern California Edison Co		2.400	02/01/22	2,006
9,675,000		Southern Power Co		1.850	12/01/17	9,679
6,600,000		Southern Power Co		1.950	12/15/19	6,586
8,300,000		Southern Power Co		2.500	12/15/21	8,262
25,000,000		Southern Power Co		4.150	12/01/25	26,292
16,000,000	g	TerraForm Power Operating LLC (Step Bond)		6.375	02/01/23	16,640
19,248,586	g	Topaz Solar Farms LLC		4.875	09/30/39	19,894
13,306,636	g	Topaz Solar Farms LLC		5.750	09/30/39	14,701
5,000,000		Washington Gas Light Co		5.440	08/11/25	5,843
19,650,000		Westar Energy, Inc		2.550	07/01/26	18,966
16,525,000		WGL Holdings, Inc		2.250	11/01/19	16,437
		TOTAL UTILITIES				403,605

		TOTAL CORPORATE BONDS				1,715,138
		(Cost $1,683,587)

GOVERNMENT BONDS - 23.7%

AGENCY SECURITIES - 4.1%
7,078,168		Ethiopian Leasing LLC		2.566	08/14/26	7,133
3,344,331		Export Lease Ten Co LLC		1.650	05/07/25	3,261
5,500,000		Federal Home Loan Bank (FHLB)		5.000	11/17/17	5,526
7,000,000		Federal National Mortgage Association (FNMA)		1.625	01/21/20	7,008
15,500,000		FNMA		2.625	09/06/24	15,849
2,290,826	g	Genesis Solar Pass Through Trust		3.875	02/15/38	2,473
1,096,000	j	Government Trust Certificate		0.000	04/01/19	1,066
5,000,000	j	Government Trust Certificate		0.000	04/01/21	4,641
5,950,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	6,244
6,030,000	g	Hospital for Special Surgery		3.500	01/01/23	6,171
7,125,000	i	India Government AID Bond	LIBOR 3 M + 0.100%	1.411	02/01/27	6,852
45,500,000		Iraq Government AID Bond		2.149	01/18/22	45,640
4,620,000		Lutheran Medical Center		1.982	02/20/30	4,411
7,125,000		Mexican Aircraft Finance V LLC		2.329	01/14/27	7,116
5,885,000		Montefiore Medical Center		2.152	10/20/26	5,677
3,475,000	g	Montefiore Medical Center		3.896	05/20/27	3,622
21,255,000		Montefiore Medical Center		2.895	04/20/32	20,714
20,900,000		NCUA Guaranteed Notes		3.000	06/12/19	21,427
7,000,000		NCUA Guaranteed Notes		3.450	06/12/21	7,276
16,980,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	16,508
775,000	j	Overseas Private Investment Corp (OPIC)		0.000	11/11/17	788
6,650,000	j	OPIC		0.000	11/13/17	6,700
10,750,000	j	OPIC		0.000	11/17/17	11,309
16,000,000	j	OPIC		0.000	02/11/18	16,160
2,450,000	j	OPIC		0.000	04/30/18	2,463
5,700,000	j	OPIC		0.000	11/15/19	6,135
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$15,750,000	j	OPIC	0.000%	07/17/21	$15,656
3,890,853		OPIC	2.290	09/15/26	3,907
2080260		OPIC	0.020	12/15/26	2066
9,677,995		OPIC	2.740	09/15/29	9,550
11,911,378		OPIC	3.220	09/15/29	11,986
13,400,301		OPIC	3.280	09/15/29	13,698
2,421,331		OPIC	2.610	04/15/30	2,334
3,961,500		OPIC	2.930	05/15/30	3,955
6,546,900		OPIC	3.040	05/15/30	6,656
7,500,056		OPIC	3.540	06/15/30	7,867
19,380,595		OPIC	3.370	12/15/30	20,114
21,165,915		OPIC	3.820	12/20/32	22,262
13,655,429		OPIC	3.938	12/20/32	14,490
11,820,610		OPIC	3.160	06/01/33	11,816
11,347,786		OPIC	3.430	06/01/33	11,601
1,199,360		OPIC	2.810	07/31/33	1,167
1,918,976		OPIC	2.940	07/31/33	1,887
5,000,000		Private Export Funding Corp (PEFCO)	4.375	03/15/19	5,199
5,854,000	e	PEFCO	1.450	08/15/19	5,836
13,150,000		PEFCO	2.250	03/15/20	13,317
8,000,000		PEFCO	2.300	09/15/20	8,115
17,500,000		PEFCO	4.300	12/15/21	19,130
4,250,000		PEFCO	2.050	11/15/22	4,247
4,000,000		PEFCO	3.550	01/15/24	4,285
8,000,000		PEFCO	3.250	06/15/25	8,403
2,100,235		Tayarra Ltd	3.628	02/15/22	2,173
2,007,489		Tricahue Leasing LLC	3.503	11/19/21	2,071
15,300,000		Ukraine Government AID Bonds	1.847	05/29/20	15,311
19,500,000		Ukraine Government AID Bonds	1.471	09/29/21	19,099
7,355,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	7,652
10,750,000		US Department of Housing and Urban Development (HUD)	1.770	08/01/18	10,787
4,213,000		HUD	5.380	08/01/18	4,271
750,000		HUD	2.050	08/01/19	753
9,500,000		HUD	4.870	08/01/19	10,019
13,967,000		HUD	4.960	08/01/20	14,782
13,500,000		HUD	5.050	08/01/21	14,213
3,217,000		HUD	2.910	08/01/23	3,279
833,333		VRG Linhas Aereas S.A.	0.983	03/13/18	831
		TOTAL AGENCY SECURITIES			576,955

FOREIGN GOVERNMENT BONDS - 5.2%
26,350,000		African Development Bank	1.375	12/17/18	26,286
13,550,000	e	African Development Bank	2.375	09/23/21	13,759
17,500,000		Asian Development Bank	2.125	03/19/25	17,212
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	6,018
9,000,000		Canada Government International Bond	1.125	03/19/18	8,991
6,071,356	g	Carpintero Finance Ltd	2.004	09/18/24	6,007
6,500,000		Council Of Europe Development Bank	1.000	02/04/19	6,447
25,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	25,012
19,500,000		European Bank for Reconstruction & Development	0.875	07/22/19	19,172
2,000,000		European Investment Bank	2.000	03/15/21	2,007
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$20,750,000		European Investment Bank		2.125%	04/13/26	$20,260
18,100,000		European Investment Bank		2.375	05/24/27	17,932
2,000,000		European Investment Bank		4.875	02/15/36	2,581
15,775,000		Export Development Canada		1.250	12/10/18	15,690
9,000,000		Export Development Canada		1.625	12/03/19	8,989
12,000,000		Export Development Canada		1.375	10/21/21	11,708
18,175,000		Export-Import Bank of Korea		1.750	02/27/18	18,155
15,000,000	g	Finnvera Oyj		2.375	06/04/25	14,628
6,082,000		Hydro Quebec		8.400	01/15/22	7,429
45,000,000		Inter-American Development Bank		1.185	07/09/18	44,688
19,075,000		International Finance Corp		1.250	11/27/18	19,011
19,250,000		International Finance Corp		1.750	03/30/20	19,267
46,500,000		International Finance Corp		1.546	11/04/21	45,009
40,500,000		International Finance Corp		2.125	04/07/26	39,604
5,000,000		Japan Bank for International Cooperation		1.875	04/20/21	4,941
9,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	8,901
5,000,000		KFW		1.000	01/26/18	4,994
23,000,000		KFW		1.750	10/15/19	23,039
11,500,000		KFW		1.500	04/20/20	11,432
38,200,000		KFW		1.875	11/30/20	38,233
10,000,000		KFW		2.625	01/25/22	10,245
8,850,000	g	Kommunalbanken AS.		1.375	10/26/20	8,725
12,500,000	g	Kommunalbanken AS.		2.125	02/11/25	12,236
19,400,000	g	Kommuninvest I Sverige AB		1.500	04/23/19	19,354
18,500,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	2.027	07/06/22	18,513
16,750,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	16,763
3,000,000	g	Nacional Financiera SNC		3.375	11/05/20	3,109
25,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	24,583
10,000,000		North American Development Bank		2.300	10/10/18	10,060
2,000,000		North American Development Bank		4.375	02/11/20	2,109
15,250,000	e	Province of Manitoba Canada		1.750	05/30/19	15,250
15,000,000		Province of Manitoba Canada		2.100	09/06/22	14,845
12,700,000	e	Province of Manitoba Canada		3.050	05/14/24	13,091
10,000,000		Province of New Brunswick Canada		2.750	06/15/18	10,082
9,500,000		Province of Ontario Canada		1.200	02/14/18	9,489
5,000,000		Province of Ontario Canada		4.400	04/14/20	5,304
10,000,000		Province of Quebec Canada		3.500	07/29/20	10,425
10,000,000		Province of Quebec Canada		2.750	04/12/27	9,983
5,000,000		Province of Quebec Canada		7.500	09/15/29	7,125
		TOTAL FOREIGN GOVERNMENT BONDS				728,693

MORTGAGE BACKED - 7.7%
9,460,805		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/42	9,773
13,378,215		FHLMC		3.500	08/15/43	13,947
4,085		Federal Home Loan Mortgage Corp Gold (FGLMC)		6.000	12/01/17	4
31,909		FGLMC		7.000	10/01/20	33
4,041		FGLMC		7.000	05/01/23	4
5,820,242		FGLMC		3.500	03/01/27	6,083
16,629		FGLMC		8.000	01/01/31	19
329,822		FGLMC		4.500	07/01/33	356
543,890		FGLMC		5.500	09/01/33	601
486,066		FGLMC		5.500	09/01/33	540
829,463		FGLMC		5.500	12/01/33	928
2,248,675		FGLMC		7.000	12/01/33	2,602
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$705,668		FGLMC	7.000%	05/01/35	$807
90,137		FGLMC	5.000	02/01/36	99
1,824		FGLMC	6.500	05/01/36	2
496,387		FGLMC	5.000	07/01/39	545
2,494,205	w	FGLMC	4.500	11/01/40	2,727
2,795,184	w	FGLMC	4.500	12/01/40	3,055
741,500		FGLMC	4.500	10/01/44	810
950,979		FGLMC	4.500	11/01/44	1,039
1,162,991		FGLMC	4.500	11/01/44	1,270
738,542		FGLMC	4.500	12/01/44	806
395,827		FGLMC	4.500	12/01/44	427
3,151,269		FGLMC	3.500	04/01/45	3,274
26,934,661		FGLMC	3.500	10/01/45	27,967
18,818,059		FGLMC	4.000	12/01/45	20,036
2,630,190		FGLMC	4.000	05/01/46	2,790
51,921,312		FGLMC	3.500	08/01/46	53,895
1,492		Federal National Mortgage Association (FNMA)	8.000	03/01/23	1
20,241		FNMA	8.000	07/01/24	23
18,500,000	i	FNMA	2.877	02/25/27	18,432
248,728		FNMA	2.500	06/01/30	251
883,810		FNMA	2.500	06/01/31	890
8,239,420		FNMA	2.500	07/01/31	8,300
336,049		FNMA	2.500	07/01/31	339
1,976,288		FNMA	2.500	08/01/31	1,991
385,701		FNMA	2.500	09/01/31	389
586,499		FNMA	2.500	09/01/31	591
478,999		FNMA	2.500	09/01/31	483
288,407		FNMA	2.500	10/01/31	291
970,659		FNMA	2.500	10/01/31	978
158,558		FNMA	2.500	11/01/31	160
385,144		FNMA	2.500	11/01/31	388
803,020		FNMA	2.500	11/01/31	809
343,751		FNMA	2.500	11/01/31	346
264,670		FNMA	2.500	11/01/31	267
479,245		FNMA	2.500	11/01/31	483
703,461		FNMA	2.500	11/01/31	709
274,197		FNMA	2.500	12/01/31	276
988,675		FNMA	2.500	12/01/31	996
437,263		FNMA	2.500	12/01/31	440
364,219		FNMA	2.500	12/01/31	367
1,251,804		FNMA	2.500	12/01/31	1,261
9,232,365		FNMA	3.500	02/01/32	9,629
3,896,107		FNMA	3.500	05/01/32	4,070
232,374		FNMA	2.500	06/01/32	234
786,188		FNMA	2.500	06/01/32	792
1,620,669		FNMA	2.500	07/01/32	1,633
741,238		FNMA	2.500	07/01/32	747
380,651		FNMA	2.500	07/01/32	383
7,775,867		FNMA	3.000	07/01/32	7,993
9,865,106		FNMA	3.500	07/01/32	10,291
292,510		FNMA	6.500	07/01/32	332
16,021,899		FNMA	3.000	08/01/32	16,469
2,370,931		FNMA	5.000	06/01/33	2,612
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,054,473		FNMA	5.000%	10/01/33	$5,569
286,023		FNMA	5.000	11/01/33	315
788,620		FNMA	5.000	03/01/34	869
1,369,554		FNMA	5.500	03/01/34	1,535
4,148,060		FNMA	5.000	05/01/35	4,571
2,656,012		FNMA	5.000	10/01/35	2,927
2,032,298		FNMA	5.000	02/01/36	2,239
1,037,757		FNMA	5.500	08/01/37	1,166
617,396		FNMA	6.000	09/01/37	713
509,348		FNMA	6.000	09/01/37	584
137,984		FNMA	6.500	09/01/37	153
622,773		FNMA	5.500	01/01/38	698
17,637		FNMA	6.500	02/01/38	20
2,032,056		FNMA	5.500	04/01/38	2,262
2,889,763		FNMA	5.500	11/01/38	3,337
3,815,302		FNMA	5.500	12/01/38	4,300
33,344		FNMA	4.500	04/01/39	36
730,357		FNMA	4.500	05/01/39	795
347,068		FNMA	4.000	07/01/39	368
1,171,496		FNMA	5.500	08/01/39	1,314
49,803		FNMA	4.500	02/01/40	54
424,235		FNMA	5.000	08/01/40	463
2,038,347		FNMA	5.000	09/01/40	2,226
141,714		FNMA	4.500	11/01/40	155
5,686,227		FNMA	4.500	01/01/41	6,209
233,726		FNMA	4.500	01/01/41	255
5,201,714		FNMA	4.500	01/01/41	5,660
201,111		FNMA	4.500	02/01/41	220
3,431,748		FNMA	5.000	05/01/41	3,747
204,553		FNMA	4.500	06/01/41	223
251,721		FNMA	4.500	06/01/41	275
662,522		FNMA	5.000	06/01/41	725
1,892,553		FNMA	5.000	07/01/41	2,070
1,507,457		FNMA	4.500	09/01/41	1,641
387,909		FNMA	4.500	12/01/41	424
10,899,944		FNMA	5.500	12/01/41	12,455
255,195		FNMA	4.500	01/01/42	279
667,826		FNMA	4.500	01/01/42	729
223,048		FNMA	4.500	04/01/42	244
1,889,621		FNMA	4.500	04/01/42	2,044
2,689,309		FNMA	4.500	06/01/42	2,905
289,209		FNMA	4.500	06/01/42	316
209,224		FNMA	4.500	07/01/42	228
5,256,909		FNMA	4.500	08/01/42	5,720
9,394,190		FNMA	3.000	10/01/42	9,472
168,087		FNMA	3.000	10/01/42	169
6,882,971	w	FNMA	3.000	01/01/43	6,940
2,066,318		FNMA	4.500	01/01/43	2,222
8,738,667	w	FNMA	3.000	02/01/43	8,811
5,045,217		FNMA	3.000	02/25/43	5,151
9,673		FNMA	3.000	04/01/43	10
4,989,801		FNMA	3.000	08/25/43	5,096
5,184,882		FNMA	4.500	10/01/43	5,643
4,516,650		FNMA	4.000	04/01/44	4,794
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,973,992		FNMA	4.000%	06/01/44	$2,095
2,879,051		FNMA	4.000	06/01/44	3,056
10,695,121		FNMA	4.500	06/01/44	11,659
1,130,717		FNMA	4.500	06/01/44	1,233
850,521		FNMA	4.000	07/01/44	903
2,248,117		FNMA	4.000	07/01/44	2,387
1,026,637		FNMA	4.000	08/01/44	1,090
7,048,986		FNMA	4.000	08/01/44	7,483
3,630,088		FNMA	4.000	08/01/44	3,853
2,213,611		FNMA	4.000	08/01/44	2,348
2,591,821		FNMA	4.500	08/01/44	2,825
679,628		FNMA	4.000	09/01/44	722
710,831		FNMA	4.000	09/01/44	755
3,643,331		FNMA	4.000	10/01/44	3,868
5,875,813		FNMA	4.500	10/01/44	6,402
11,519,381		FNMA	4.500	11/01/44	12,557
4,750,582		FNMA	4.000	12/01/44	5,043
2,525,843		FNMA	4.500	12/01/44	2,753
3,647,479		FNMA	4.000	01/01/45	3,872
12,976,334		FNMA	3.000	02/25/45	13,181
289,688		FNMA	3.500	03/01/45	300
408,427		FNMA	3.500	03/01/45	423
703,634		FNMA	4.500	03/01/45	771
3,945,588		FNMA	3.000	03/25/45	4,021
712,378		FNMA	4.500	04/01/45	781
5,834,800		FNMA	3.500	05/01/45	6,059
836,393		FNMA	4.000	05/01/45	892
1,831,687		FNMA	4.000	06/01/45	1,953
7,963,679		FNMA	4.000	07/01/45	8,503
786,203		FNMA	4.000	08/01/45	838
18,212,381		FNMA	4.000	09/01/45	19,418
3,522,775		FNMA	4.000	11/01/45	3,757
910,733		FNMA	4.000	12/01/45	971
9,047,112		FNMA	3.500	01/01/46	9,379
11,325,962		FNMA	4.000	01/01/46	12,058
8,161,441		FNMA	3.500	02/01/46	8,456
11,263,897		FNMA	3.500	06/01/46	11,679
3,045,419		FNMA	3.500	08/01/46	3,141
28,351,405		FNMA	3.000	11/01/46	28,449
31,680,340		FNMA	3.000	12/01/46	31,789
20,568,866		FNMA	3.500	12/01/46	21,212
19,821,428		FNMA	3.500	12/01/46	20,441
2,046,095		FNMA	4.000	12/01/46	2,188
31,798,309		FNMA	3.000	01/01/47	31,908
54,776,052		FNMA	3.500	01/01/47	56,488
1,914,275		FNMA	3.500	02/01/47	1,974
983,187		FNMA	3.000	04/01/47	987
43,498,951		FNMA	4.000	07/01/47	45,805
34,168,714		FNMA	4.500	07/01/47	36,675
18,821,906		FNMA	4.000	08/01/47	19,820
993,511		FNMA	4.500	09/01/47	1,066
4,000,000	h	FNMA	4.500	10/25/47	4,292
4,521		Government National Mortgage Association (GNMA)	8.000	06/15/22	4
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,931		GNMA	6.500%	08/15/23	$6
11,649		GNMA	6.500	08/15/23	13
5,691,403		GNMA	2.580	08/15/25	5,647
73,923		GNMA	6.500	05/20/31	88
8,168,386		GNMA	2.640	01/15/33	8,076
11,462,212		GNMA	2.690	06/15/33	11,271
9,214,754		GNMA	3.700	10/15/33	9,710
78,992		GNMA	6.000	10/20/36	88
89,452		GNMA	6.000	01/20/37	102
501,540		GNMA	6.000	02/20/37	571
221,368		GNMA	5.000	04/15/38	244
145,798		GNMA	6.000	08/20/38	165
322,080		GNMA	6.500	11/20/38	371
24,312		GNMA	4.500	02/20/39	27
8,416,240		GNMA	3.700	08/15/40	8,783
34,251		GNMA	4.500	08/20/41	38
122,283		GNMA	4.500	09/20/41	135
26,708		GNMA	4.500	01/20/44	29
33,164		GNMA	4.500	02/20/44	37
383,503		GNMA	4.500	05/20/44	423
51,585		GNMA	4.500	05/20/44	57
400,679		GNMA	4.500	08/20/44	442
404,692		GNMA	4.500	09/20/44	447
144,037		GNMA	4.500	10/20/44	158
109,236		GNMA	4.500	11/20/44	119
251,946		GNMA	4.500	12/20/44	278
404,957		GNMA	4.500	02/20/45	447
476,788		GNMA	4.500	08/20/45	526
436,188		GNMA	4.500	08/20/45	482
446,191		GNMA	4.500	12/20/45	493
60,709,522		GNMA	3.500	06/20/47	63,178
10,872,869		GNMA	4.000	06/20/47	11,489
65,846,327		GNMA	3.000	08/20/47	66,818
33,764,051		GNMA	3.500	08/20/47	35,137
		TOTAL MORTGAGE BACKED			1,090,909

MUNICIPAL BONDS - 4.5%
3,340,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,353
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,185
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,809
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,643
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,175
6,270,600		California Earthquake Authority	2.805	07/01/19	6,298
13,000,000		California Housing Finance Agency	2.966	08/01/22	13,319
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,196
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,060
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,512
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,716
9,700,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	12,277
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,035,000		City & County of Honolulu, HI	2.668%	10/01/27	$2,964
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,337
7,085,000		City & County of San Francisco CA	4.000	04/01/47	7,151
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,866
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,763
6,500,000		City of Chicago IL	7.750	01/01/42	7,036
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,420
560,000		City of Eugene, OR	6.320	08/01/22	631
1,250,000		City of Florence SC	4.250	12/01/34	1,268
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,662
500,000		City of Jersey City NJ	2.079	09/01/18	501
925,000		City of Jersey City NJ	2.423	09/01/19	927
3,010,000		City of Norfolk VA	3.000	10/01/35	2,759
3,665,000		City of Norfolk VA	3.050	10/01/36	3,373
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.000	11/01/26	3,321
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,790
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	19,098
1,000,000		City of San Juan Capistrano CA	3.700	08/01/31	1,010
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	1,007
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,161
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,342
9,050,000		Commonwealth of Massachusetts	3.277	06/01/46	8,667
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,473
15,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	16,866
1,615,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	1,648
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	9,038
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	14,050
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,090
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,308
4,135,000		Greene County OH	2.720	12/01/21	4,193
4,365,000		Greene County OH	3.120	12/01/23	4,446
4,615,000		Greene County OH	3.270	12/01/24	4,704
4,755,000		Greene County OH	3.420	12/01/25	4,851
1,500,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,636
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	985
5,125,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	5,651
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,033
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	556
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,554
3,725,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,684
775,000		Massachusetts Housing Finance Agency	4.782	12/01/20	796
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,650,000		Massachusetts St. Water Pollution Abatement	5.192%	08/01/40	$5,400
3,500,000		Metropolitan Council	1.750	09/01/20	3,483
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,351
500,000		Michigan Finance Authority	5.000	07/01/22	562
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,219
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,159
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,816
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,244
7,665,000		Michigan Finance Authority	3.610	11/01/32	7,539
8,500,000		New Jersey Economic Development Authority	4.271	06/15/20	8,731
7,400,000		New Jersey Economic Development Authority	5.706	06/15/30	7,798
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	3,153
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,611
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,316
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,667
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,201
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,232
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,273
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,241
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,193
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	521
1,315,000		New York State Urban Development Corp	6.500	12/15/18	1,360
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,251
4,750,000		Northern California Power Agency	4.320	07/01/24	5,037
4,760,000		Ohio State Water Development Authority	4.879	12/01/34	5,508
700,000		Oklahoma Water Resources Board	3.071	04/01/22	727
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,474
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,002
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	996
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,071
5,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	5,182
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,416
1,000,000		Sacramento Area Flood Control Agency	2.699	10/01/22	997
435,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	445
2,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	2,097
1,000,000		South Dakota Conservancy District	1.620	08/01/18	1,001
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,333
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,927
38,830,000		State of California	3.750	10/01/37	39,889
10,050,000		State of California	4.988	04/01/39	10,937
2,435,000		State of California Department of Water Resources	2.437	12/01/21	2,457
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,228,000		State of Illinois	4.350%	06/01/18	$2,254
10,500,000		State of Illinois	5.000	02/01/19	10,901
9,800,000		State of Illinois	5.000	02/01/20	10,364
8,000,000		State of Illinois	5.000	02/01/22	8,682
9,000,000		State of Illinois	5.520	04/01/38	9,230
16,225,000		State of Louisiana	1.260	08/01/18	16,199
1,500,000		State of Louisiana	1.769	08/01/20	1,496
4,505,000		State of Michigan	3.375	12/01/20	4,711
4,405,000		State of Michigan	3.590	12/01/26	4,566
2,500,000		State of Ohio	5.412	09/01/28	2,976
2,500,000		State of Texas	2.749	10/01/23	2,536
5,000,000		State of Texas	6.072	10/01/29	5,393
2,025,000		State of Texas	3.576	08/01/34	2,056
3,370,000		State of Texas	3.726	08/01/43	3,323
3,000		State of Wisconsin	5.700	05/01/26	3
9,480,000		Suffolk County Water Authority	3.500	06/01/39	9,638
4,000,000		Suffolk County Water Authority	4.000	06/01/39	4,289
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,619
2,280,000		Tampa Bay Water	2.612	10/01/25	2,207
3,225,000		Tampa Bay Water	2.782	10/01/26	3,138
3,000,000		Tampa Bay Water	2.952	10/01/27	2,947
1,255,000		Texas Water Development Board	4.248	10/15/35	1,316
4,170,000		Texas Water Development Board	4.648	04/15/50	4,430
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,371
3,035,000		University of California	3.809	05/15/28	3,196
11,400,000		University of California	4.009	05/15/30	12,155
1,000,000		University of Cincinnati	3.250	06/01/29	1,024
1,560,000		University of Cincinnati	3.650	06/01/34	1,600
1,615,000		University of Cincinnati	3.700	06/01/35	1,656
18,000,000		University of New Mexico	3.532	06/20/32	18,248
17,500,000		University of Virginia	3.570	04/01/45	17,905
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,121
3,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	3,053
12,710,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	12,686
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,144
695,000		Water Works Board of the City of Birmingham	1.509	01/01/19	690
2,470,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,436
3,750,000		Water Works Board of the City of Birmingham	1.988	01/01/21	3,695
3,100,000		Water Works Board of the City of Birmingham	2.192	01/01/22	3,035
600,000		West Virginia Water Development Authority	5.000	11/01/21	680
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,554
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,176
		TOTAL MUNICIPAL BONDS			636,675

U.S. TREASURY SECURITIES - 2.3%
6,000,000		United States Treasury Bond	3.125	02/15/43	6,326
1,000,000		United States Treasury Bond	3.375	05/15/44	1,102
10,285,000		United States Treasury Bond	2.500	05/15/46	9,551
66,090,000		United States Treasury Bond	2.875	11/15/46	66,265
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$84,910,000		United States Treasury Bond		3.000%	05/15/47	$87,308
600,000		United States Treasury Bond		2.750	08/15/47	587
19,860,000		United States Treasury Note		1.125	01/31/19	19,783
2,750,000		United States Treasury Note		1.250	04/30/19	2,742
5,750,000		United States Treasury Note		1.625	03/15/20	5,758
11,170,000		United States Treasury Note		1.375	09/15/20	11,091
13,285,000		United States Treasury Note		1.375	05/31/21	13,101
4,150,000		United States Treasury Note		2.000	07/31/22	4,165
37,830,000		United States Treasury Note		1.625	08/31/22	37,298
4,500,000		United States Treasury Note		1.750	09/30/22	4,457
12,234,500		United States Treasury Note		1.625	11/15/22	12,041
13,130,000		United States Treasury Note		1.750	01/31/23	12,966
5,200,000		United States Treasury Note		1.500	03/31/23	5,060
1,500,000		United States Treasury Note		1.375	09/30/23	1,442
3,200,000		United States Treasury Note		1.625	10/31/23	3,119
17,472,000		United States Treasury Note		2.250	08/15/27	17,345
		TOTAL U.S. TREASURY SECURITIES				321,507

		TOTAL GOVERNMENT BONDS				3,354,739
		(Cost $3,324,633)

STRUCTURED ASSETS - 2.9%

ASSET BACKED - 1.5%
925,000	i	Basic Asset Backed Securities Trust	LIBOR 1 M + 0.310%	1.547	04/25/36	885
		Series - 2006 1 (Class A3)
4,000,000	g	Capital Automotive REIT		3.660	10/15/44	4,047
		Series - 2014 1A (Class A)
3,983,333	g	Capital Automotive REIT		3.870	04/15/47	4,016
		Series - 2017 1A (Class A1)
4,001,302	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	2.092	06/25/34	3,800
		Series - 2004 OPT1 (Class M1)
5,850,000	g	DB Master Finance LLC		3.262	02/20/45	5,859
		Series - 2015 1A (Class A2I)
3,000,000	g,h	DB Master Finance LLC		3.629	11/20/47	3,010
		Series - 2017 1A (Class A2I)
1,975,000	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	1,996
		Series - 2015 1A (Class A2I)
888,750	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	917
		Series - 2015 1A (Class A2II)
12,100,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	12,043
		Series - 2017 1A (Class A2II)
11,641,288	g	HERO Funding Trust		3.840	09/21/40	12,092
		Series - 2015 1A (Class A)
2,606,574	g	HERO Funding Trust		3.990	09/21/40	2,665
		Series - 2014 2A (Class A)
5,610,968	g	HERO Funding Trust		3.750	09/20/41	5,701
		Series - 2016 2A (Class A)
5,356,460	g	HERO Funding Trust		4.050	09/20/41	5,638
		Series - 2016 1A (Class A)
2,076,115	g	HERO Funding Trust		3.080	09/20/42	2,067
		Series - 2016 3A (Class A1)
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$12,718,882	g	HERO Funding Trust		3.710%	09/20/47	$12,825
		Series - 2017 1A (Class A1)
2,964,719	g	HERO Funding Trust		3.280	09/20/48	2,982
		Series - 2017 2A (Class A1)
1,180,732	g	HERO Residual Funding		4.500	09/21/42	1,175
		Series - 2016 1R (Class A1)
416,667	g	Hertz Vehicle Financing LLC		6.440	02/25/19	421
		Series - 2010 1A (Class B3)
810,761	i	Lehman XS Trust	LIBOR 1 M + 0.250%	1.487	02/25/36	802
		Series - 2006 1 (Class 1A1)
3,716,688	g	MVW Owner Trust		2.420	12/20/34	3,710
		Series - 2017 1A (Class A)
6,853,666	g	Renew		3.670	09/20/52	6,831
		Series - 2017 1A (Class A)
326,556		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.010	02/25/36	328
		Series - 2006 HI1 (Class M1)
140,251		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.060	02/25/36	147
		Series - 2006 HI1 (Class M2)
662,510		Santander Drive Auto Receivables Trust		1.960	05/15/20	663
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust		2.740	12/15/21	806
		Series - 2015 5 (Class C)
484,311	g	Sierra Receivables Funding Co LLC		1.590	11/20/29	484
		Series - 2013 1A (Class A)
731,016	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	731
		Series - 2015 3A (Class A)
517,228	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	518
		Series - 2015 3A (Class B)
5,348,026	g	SolarCity LMC		4.590	04/20/44	5,305
		Series - 2014 1 (Class A)
25,706,249	g	SolarCity LMC		4.020	07/20/44	25,056
		Series - 2014 2 (Class A)
5,786,256	g	SolarCity LMC		4.800	09/20/48	5,853
		Series - 2016 A (Class A)
3,666,558	g	SpringCastle America Funding LLC		3.050	04/25/29	3,691
		Series - 2016 AA (Class A)
3,586,247	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	2.737	04/25/35	3,504
		Series - 2005 7XS (Class 2A1A)
10,426,164		Toyota Auto Receivables Owner Trust		1.270	05/15/19	10,420
		Series - 2015 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust		1.300	04/15/20	22,450
		Series - 2016 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust		1.740	09/15/20	22,527
		Series - 2015 B (Class A4)
6,187,294	g	VOLT LVIII LLC (Step Bond)		3.375	05/28/47	6,226
		Series - 2017 NPL5 (Class A1)
2,500,000	g	VOLT LVIII LLC (Step Bond)		5.375	05/28/47	2,486
		Series - 2017 NPL5 (Class A2)
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$342,684	†,g,m	Wachovia Amortization Controlled Heloc NIM		5.683%	08/12/47	$344
		Series - 2006 N1 (Class N1)
267,367	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	1.597	05/25/35	266
		Series - 2005 SD1 (Class A)
3,920,000	g	Wendys Funding LLC		3.371	06/15/45	3,955
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED				209,242

OTHER MORTGAGE BACKED - 1.5%
1,044,572	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	1,050
		Series - 2007 1 (Class AM)
1,855,017	i	Banc of America Commercial Mortgage Trust		5.482	01/15/49	1,852
		Series - 2007 1 (Class AMFX)
2,000,000	g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	2,003
		Series - 2007 5 (Class B)
12,500,000	g	BBCMS Trust		3.593	09/15/32	13,008
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust		3.894	09/15/32	6,190
		Series - 2015 MSQ (Class B)
2,590,000	i	Bear Stearns Commercial Mortgage Securities Trust		6.120	09/11/42	2,589
		Series - 2007 T28 (Class AJ)
44,577	i	Bear Stearns Commercial Mortgage Securities Trust		5.878	06/11/50	45
		Series - 2007 PW17 (Class AJ)
5,000,000	g,i	Cityline Commercial Mortgage Trust		2.871	11/10/31	4,984
		Series - 2016 CLNE (Class A)
2,652,350	i	COBALT CMBS Commercial Mortgage Trust		5.771	05/15/46	2,692
		Series - 2007 C3 (Class AJ)
20,761,000	g	COMM Mortgage Trust		3.544	03/10/31	21,285
		Series - 2013 WWP (Class C)
5,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	5.487	01/25/29	5,481
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	5.687	01/25/29	2,465
		Series - 2016 C05 (Class 2M2)
108,246	i	Credit Suisse Commercial Mortgage Trust		5.903	09/15/39	109
		Series - 2007 C4 (Class A1AJ)
1,343,778	i	Credit Suisse Commercial Mortgage Trust		5.625	01/15/49	1,377
		Series - 2007 C2 (Class AJ)
2,000,000	g	Credit Suisse Mortgage Capital Certificates		5.626	05/15/23	2,116
		Series - 2006 OMA (Class D)
8,750,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	8,717
		Series - 2017 C8 (Class 85BB)
6,650,000	g,i	CSAIL Commercial Mortgage Trust		3.800	06/15/37	6,759
		Series - 2017 C8 (Class 85BA)
1,715,000	g,i	DBUBS Mortgage Trust		5.685	11/10/46	1,862
		Series - 2011 LC1A (Class C)
250,000	i	GE Commercial Mortgage Corp		5.606	12/10/49	254
		Series - 2007 C1 (Class AM)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc		4.984	12/10/41	3,726
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	10,344
		Series - 2014 GRCE (Class A)
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$2,535,000	g,i	GS Mortgage Securities Corp II		5.356%	12/10/43	$2,703
		Series - 2010 C2 (Class B)
5,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	4,879
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,812
		Series - 2016 10HY (Class C)
5,000,000	g,i	Hudson Yards Mortgage Trust		3.076	08/10/38	4,874
		Series - 2016 10HY (Class B)
475,691	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.897	03/25/35	455
		Series - 2004 11 (Class 2A1)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.581	07/15/46	3,242
		Series - 2011 C4 (Class C)
533,181	i	LB-UBS Commercial Mortgage Trust		5.737	03/15/39	539
		Series - 2006 C3 (Class C)
55,670	i	LB-UBS Commercial Mortgage Trust		5.533	02/15/40	56
		Series - 2007 C1 (Class C)
3,390,000	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	3,388
		Series - 2007 C1 (Class D)
230,310	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	230
		Series - 2007 C6 (Class AM)
4,827,895	g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.039	07/25/47	4,838
		Series - 2015 A (Class A)
4,000,000	g,i	MAD Mortgage Trust		3.478	08/15/34	4,044
		Series - 2017 330M (Class B)
645,000	i	Merrill Lynch Mortgage Trust		6.665	02/12/51	648
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	2,793
		Series - 2007 6 (Class AM)
21,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	21,677
		Series - 2014 CPT (Class A)
1,124,928	i	Morgan Stanley Capital I Trust		5.389	11/12/41	1,126
		Series - 2006 HQ10 (Class AJ)
229,143	i	Morgan Stanley Capital I Trust		5.834	10/15/42	229
		Series - 2006 IQ11 (Class AJ)
384,676	i	Morgan Stanley Capital I Trust		5.861	04/12/49	384
		Series - 2007 HQ12 (Class C)
1,397,574	i	Morgan Stanley Capital I Trust		5.907	06/11/49	1,402
		Series - 2007 IQ15 (Class AJ)
4,000,000	i	Morgan Stanley Capital I Trust		6.363	12/12/49	3,755
		Series - 2007 IQ16 (Class AJFX)
5,000,000	g,i	MSDB Trust		3.427	07/11/39	5,047
		Series - 2017 712F (Class A)
17,385,000	g	OBP Depositor LLC Trust		4.646	07/15/45	18,358
		Series - 2010 OBP (Class A)
4,879,052	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,927
		Series - 2017 5 (Class A5)
739,964	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.400%	3.637	01/25/25	741
		Series - 2015 DN1 (Class M2)
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE (000)

$4,616,394	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.437%	03/25/25	$4,655
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.037	03/25/25	808
		Series - 2015 HQ1 (Class M3)
486,089	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.250%	2.487	10/25/28	486
		Series - 2016 DNA2 (Class M1)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	2.587	03/25/29	1,772
		Series - 2016 HQA3 (Class M2)
311,184	i	Wachovia Bank Commercial Mortgage Trust		5.818	05/15/46	311
		Series - 2007 C34 (Class AM)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.214	05/15/46	2,997
		Series - 2007 C34 (Class B)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust		6.274	05/15/46	1,727
		Series - 2007 C34 (Class AJ)
916,845	i	Wachovia Bank Commercial Mortgage Trust		5.660	04/15/47	931
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust		5.700	04/15/47	1,005
		Series - 2007 C31 (Class B)
700,000	i	Wachovia Bank Commercial Mortgage Trust		6.148	04/15/47	720
		Series - 2007 C31 (Class C)
875,000	i	Wachovia Bank Commercial Mortgage Trust		5.750	06/15/49	875
		Series - 2007 C32 (Class B)
7,865,580	i	Wachovia Bank Commercial Mortgage Trust		5.750	06/15/49	8,013
		Series - 2007 C32 (Class AJ)
313,110	i	Wachovia Bank Commercial Mortgage Trust		5.953	02/15/51	313
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED				218,668

		TOTAL STRUCTURED ASSETS				427,910
		(Cost $427,260)

		TOTAL BONDS				5,497,787
		(Cost $5,435,480)
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 59.8%

AUTOMOBILES & COMPONENTS - 1.3%
86,600		Aisin Seiki Co Ltd	$4,566
129,672		Bayerische Motoren Werke AG.	13,161
91,354		Bayerische Motoren Werke AG. (Preference)	8,143
14,599		BorgWarner, Inc	748
12,423		Delphi Automotive plc	1,222
234,382		Denso Corp	11,862
2,160,191		Ford Motor Co	25,858
307,503		Fuji Heavy Industries Ltd	11,091
111,164		Harley-Davidson, Inc	5,359
521,480		Honda Motor Co Ltd	15,405
205,589	*	Magna International, Inc	10,972
373,659		Mazda Motor Corp	5,724
53,028		Michelin (C.G.D.E.) (Class B)	7,737
1,984	*	Modine Manufacturing Co	38
13,300		NGK Spark Plug Co Ltd	283
1,147,864		Nissan Motor Co Ltd	11,372
30,309		Renault S.A.	2,978
277,400		Sumitomo Electric Industries Ltd	4,535
99,695	*,e	Tesla, Inc	34,006
1,700	*	Visteon Corp	210
135,700		Yamaha Motor Co Ltd	4,062
		TOTAL AUTOMOBILES & COMPONENTS	179,332

BANKS - 4.8%
37,611		Ameris Bancorp	1,805
54,352		Associated Banc-Corp	1,318
803,123		Australia & New Zealand Banking Group Ltd	18,708
4,303,423		Banca Intesa S.p.A.	15,235
1,619,661		Banca Intesa S.p.A. RSP	5,367
3,846		Bancfirst Corp	218
1,929,911		Banco Bilbao Vizcaya Argentaria S.A.	17,254
3,214,045		Banco de Sabadell S.A.	6,719
1,042,016		Bank Hapoalim Ltd	7,292
513,976		Bank Leumi Le-Israel	2,732
46,788		Bank Mutual Corp	475
1,080		Bank of Hawaii Corp	90
206,941	*	Bank of Montreal	15,661
321,027		Bank of Nova Scotia	20,634
3,264		Bank of the Ozarks, Inc	157
3,730		BankUnited	133
14,280		Banner Corp	875
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

765,740		BB&T Corp	$35,944
356		Bendigo Bank Ltd	3
17,567		Beneficial Bancorp, Inc	292
41,663		Berkshire Hills Bancorp, Inc	1,614
2,122,000		BOC Hong Kong Holdings Ltd	10,336
970		BOK Financial Corp	86
20,664		Brookline Bancorp, Inc	320
14,021		Bryn Mawr Bank Corp	614
2,033,355		CaixaBank S.A.	10,206
19,106		Camden National Corp	834
87,694		Canadian Imperial Bank of Commerce/Canada	7,673
28,674		Capital Bank Financial Corp	1,177
3,360		Cathay General Bancorp	135
9,281		Chemical Financial Corp	485
264,547		CIT Group, Inc	12,976
677,937		Citizens Financial Group, Inc	25,674
5,178		City Holding Co	372
2,120		Columbia Banking System, Inc	89
234,302		Comerica, Inc	17,868
66,596		Commerce Bancshares, Inc	3,847
116,899	*	Commerzbank AG.	1,594
401,750		Commonwealth Bank of Australia	23,789
3,936		Community Bank System, Inc	218
3,149		Community Trust Bancorp, Inc	146
9,365		Cullen/Frost Bankers, Inc	889
35,598	*	Customers Bancorp, Inc	1,161
768,193		DBS Group Holdings Ltd	11,826
199,623		DNB NOR Holding ASA	4,030
11,057		East West Bancorp, Inc	661
39,046	*	FCB Financial Holdings, Inc	1,886
11,562		Federal Agricultural Mortgage Corp (Class C)	841
30,988		Fifth Third Bancorp	867
115,446		First Commonwealth Financial Corp	1,631
6,726		First Financial Bancorp	176
25,728	e	First Financial Bankshares, Inc	1,163
1,399		First Financial Corp	67
25,682		First Interstate Bancsystem, Inc	982
26,737		First Merchants Corp	1,148
2,260		First Republic Bank	236
20,089		Flushing Financial Corp	597
16,186		FNB Corp	227
2,590		Glacier Bancorp, Inc	98
5,441		Hancock Holding Co	264
460,200		Hang Seng Bank Ltd	11,251
7,159		Hanmi Financial Corp	222
21,059		Heartland Financial USA, Inc	1,040
25,997		Heritage Financial Corp	767
1		Home Bancshares, Inc	0	^
31,813	*	HomeStreet, Inc	859
21,937	*	HomeTrust Bancshares, Inc	563
91,000		Hope Bancorp, Inc	1,612
15,980		Independent Bank Corp (MA)	1,193
1,038,765		ING Groep NV	19,147
1,147		International Bancshares Corp	46
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

136,208		Investors Bancorp, Inc	$1,858
133,725		KBC Groep NV	11,345
1,230,729		Keycorp	23,162
13,009		Lakeland Financial Corp	634
2,791	e	Live Oak Bancshares, Inc	65
168,014		M&T Bank Corp	27,057
1,800		MB Financial, Inc	81
58,589	*	MGIC Investment Corp	734
245,000		Mitsui Trust Holdings, Inc	8,850
2,476		Mizrahi Tefahot Bank Ltd	44
8,253,921		Mizuho Financial Group, Inc	14,469
746,251		National Australia Bank Ltd	18,502
31,271		National Bank Holdings Corp	1,116
12,836		NBT Bancorp, Inc	471
620,145		New York Community Bancorp, Inc	7,994
1,044,967		Nordea Bank AB	14,188
54,855		Northfield Bancorp, Inc	952
58,431		OFG Bancorp	535
19,038		Old National Bancorp	348
23,224		Opus Bank	557
21,876		PacWest Bancorp	1,105
15,278		People’s United Financial, Inc	277
19,960		Pinnacle Financial Partners, Inc	1,336
329,457		PNC Financial Services Group, Inc	44,401
971,340		Regions Financial Corp	14,794
993,900		Resona Holdings, Inc	5,110
8,068		S&T Bancorp, Inc	319
6,272		ServisFirst Bancshares, Inc	244
216,972		Skandinaviska Enskilda Banken AB (Class A)	2,863
26,162		Southside Bancshares, Inc	951
1,241,232	*	Standard Chartered plc	12,342
17,563		State Bank & Trust Co	503
8,646		Stock Yards Bancorp, Inc	329
1,650		Sun Bancorp, Inc	41
31,853	*	SVB Financial Group	5,959
472,823		Svenska Handelsbanken AB	7,144
282,989		Swedbank AB (A Shares)	7,836
800	*	Texas Capital Bancshares, Inc	69
14,003		TFS Financial Corp	226
63,097	*	The Bancorp, Inc	522
440,682		Toronto-Dominion Bank	24,811
10,795		TowneBank	362
12,715		Trico Bancshares	518
27,461	*	Tristate Capital Holdings, Inc	629
1,700		Trustmark Corp	56
9,293		UMB Financial Corp	692
33,564		Umpqua Holdings Corp	655
19,739		Union Bankshares Corp	697
23,476		United Bankshares, Inc	872
55,304		United Financial Bancorp, Inc (New)	1,012
15,008		Univest Corp of Pennsylvania	480
896,029		US Bancorp	48,018
36,494	*	Walker & Dunlop, Inc	1,910
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

13,326		Webster Financial Corp	$700
8,948		WesBanco, Inc	367
13,401	e	Westamerica Bancorporation	798
51,655	*	Western Alliance Bancorp	2,742
849,956		Westpac Banking Corp	21,379
1,110		Wintrust Financial Corp	87
5,244		WSFS Financial Corp	256
41,499		Zions Bancorporation	1,958
		TOTAL BANKS	684,747

CAPITAL GOODS - 4.9%
270,211		3M Co	56,717
18,212		A.O. Smith Corp	1,082
618,509		ABB Ltd	15,294
881		Acuity Brands, Inc	151
4,320		AGCO Corp	319
71,424		Air Lease Corp	3,044
4,760		Allegion plc	412
291,683		Ametek, Inc	19,263
164,837		Arconic, Inc	4,101
17,429		Argan, Inc	1,172
73,600		Asahi Glass Co Ltd	2,734
41,142		Assa Abloy AB	942
206,785		Atlas Copco AB (A Shares)	8,772
172,789		Atlas Copco AB (B Shares)	6,712
65,507		Barnes Group, Inc	4,614
2,120	*	Beacon Roofing Supply, Inc	109
28,642		Briggs & Stratton Corp	673
73,289	*	Builders FirstSource, Inc	1,318
3,870		Carlisle Cos, Inc	388
237,426		Caterpillar, Inc	29,609
16,918	*	Chart Industries, Inc	664
63,006	e	Chicago Bridge & Iron Co NV	1,059
813,914		CNH Industrial NV	9,771
216,245		Compagnie de Saint-Gobain	12,884
197,401		Cummins, Inc	33,169
111,600		Daikin Industries Ltd	11,302
925		DCC plc	90
124,686		Deere & Co	15,659
145,440	*	DigitalGlobe, Inc	5,127
9,530		Donaldson Co, Inc	438
19,038		Dover Corp	1,740
24,059	*	DXP Enterprises, Inc	758
350,156		Eaton Corp	26,889
4,718		EMCOR Group, Inc	327
40,628	*	Esterline Technologies Corp	3,663
152,300	e	Fastenal Co	6,942
29,348		Finning International, Inc	671
11,415		Flowserve Corp	486
7,580		Fortune Brands Home & Security, Inc	510
3,430		Graco, Inc	424
31,785		H&E Equipment Services, Inc	928
117,926		Hexcel Corp	6,771
115,000		Hino Motors Ltd	1,407
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

256,189		Illinois Tool Works, Inc	$37,906
142,451		Ingersoll-Rand plc	12,702
2,930		ITT, Inc	130
548,041		Johnson Controls International plc	22,081
35,030		Kaman Corp	1,954
55,200		Kawasaki Heavy Industries Ltd	1,830
1,195,870		Keppel Corp Ltd	5,741
82,233	*,e	KEYW Holding Corp, The	626
408,000		Komatsu Ltd	11,553
531,700		Kubota Corp	9,672
52,980		L3 Technologies, Inc	9,983
2,980		Lennox International, Inc	533
3,716		Lincoln Electric Holdings, Inc	341
436,385		Masco Corp	17,023
430,602		Meggitt plc	3,008
562,200		Mitsubishi Corp	13,080
804,700		Mitsubishi Electric Corp	12,588
3,770		MSC Industrial Direct Co (Class A)	285
20,156	*	MYR Group, Inc	587
83,000		NGK Insulators Ltd	1,555
228,900		NSK Ltd	3,090
6,360		Oshkosh Truck Corp	525
68,619		Osram Licht AG.	5,481
154,097		Owens Corning, Inc	11,919
126,765		PACCAR, Inc	9,170
41,585		Parker-Hannifin Corp	7,278
110,539		Pentair plc	7,512
457,158	*,e	Plug Power, Inc	1,193
170,997	*	Quanta Services, Inc	6,390
247,163		Rexel S.A.	4,276
35,911		Rockwell Automation, Inc	6,400
250,811		Rockwell Collins, Inc	32,784
56,524		Roper Industries, Inc	13,758
17,377	*	Rush Enterprises, Inc (Class A)	804
314,986		Sandvik AB	5,440
179,938		Schneider Electric S.A.	15,669
1,554	*	Sensata Technologies Holding BV	75
176,407		Siemens AG.	24,893
2,873		Snap-On, Inc	428
10,800		Stanley Works	1,630
711,200		Sumitomo Corp	10,239
22,205	*	Teledyne Technologies, Inc	3,535
5,280		Timken Co	256
22,276	*	Titan Machinery, Inc	346
175,100		Toyota Tsusho Corp	5,755
64,973		TransDigm Group, Inc	16,610
1,172		Travis Perkins plc	23
52,269		Triton International Ltd	1,740
20,734	*	United Rentals, Inc	2,877
10,935	*	Veritiv Corp	355
43,367		Vestas Wind Systems AS	3,898
3,459	e	W.W. Grainger, Inc	622
34,781		Wabash National Corp	794
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

4,620	*	WABCO Holdings, Inc	$684
122,104		Wartsila Oyj (B Shares)	8,644
3,753	*	Welbilt, Inc	87
130,917	*	Wesco Aircraft Holdings, Inc	1,231
3,950	*	WESCO International, Inc	230
156,152		Wolseley plc	10,245
19,775		Woodward Governor Co	1,535
8,920		Xylem, Inc	559
		TOTAL CAPITAL GOODS	691,263

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
2,604		ABM Industries, Inc	109
138,545	*	ACCO Brands Corp	1,649
25,543		Adecco S.A.	1,990
297,895		Brambles Ltd	2,109
544,551		Capita Group plc	4,120
273,810	*	Copart, Inc	9,411
4,400	e	Covanta Holding Corp	65
20,242		Exponent, Inc	1,496
21,492		Heidrick & Struggles International, Inc	455
11,793	*	ICF International, Inc	636
16,650		Insperity, Inc	1,465
109,503		Intertek Group plc	7,320
1,690		KAR Auction Services, Inc	81
16,221		Kelly Services, Inc (Class A)	407
18,783		Kforce, Inc	379
19,001		Manpower, Inc	2,239
38,808	*,m	Media General, Inc	0
23,089	*	Mistras Group, Inc	473
2,100		Mobile Mini, Inc	72
61,102	*	Navigant Consulting, Inc	1,034
1,000	*	On Assignment, Inc	54
11,730		Pitney Bowes, Inc	164
21,731		Resources Connection, Inc	302
115,946		Robert Half International, Inc	5,837
50,157	*	RPX Corp	666
8,300		Secom Co Ltd	604
3,993		SGS S.A.	9,588
1,544	*	SP Plus Corp	61
36,083	*,e	Team, Inc	482
9,438		Tetra Tech, Inc	439
23,633		Viad Corp	1,439
151,464		Waste Management, Inc	11,855
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	67,001

CONSUMER DURABLES & APPAREL - 0.9%
64,015		Adidas-Salomon AG.	14,497
497,409		Barratt Developments plc	4,098
30,182		Berkeley Group Holdings plc	1,504
263,458		Burberry Group plc	6,221
36,220		CalAtlantic Group, Inc	1,327
83,671		Callaway Golf Co	1,207
3,110		Carter’s, Inc	307
20,968	*	Century Communities, Inc	518
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

10,831		Cie Financiere Richemont S.A.	$991
7,890		Coach, Inc	318
11,168		CSS Industries, Inc	322
20,506		Ethan Allen Interiors, Inc	664
100,521	*,e	Fossil Group, Inc	938
9,740		Garmin Ltd	526
23,958	e	Hanesbrands, Inc	590
3,276		Hasbro, Inc	320
15,890	*,e	iRobot Corp	1,225
28,652		Libbey, Inc	265
7,290	*	Lululemon Athletica, Inc	454
906,600		Matsushita Electric Industrial Co Ltd	13,157
35,460		Mattel, Inc	549
34,564	*	Meritage Homes Corp	1,535
10,050	*	Michael Kors Holdings Ltd	481
12,312	*	Mohawk Industries, Inc	3,047
19,825		Movado Group, Inc	555
242,267		Newell Rubbermaid, Inc	10,338
768,105		Nike, Inc (Class B)	39,826
14,720		Pandora AS	1,455
2,210	e	Polaris Industries, Inc	231
2,000		Pool Corp	216
7,050		PVH Corp	889
98,400		Sekisui House Ltd	1,659
388,700		Sony Corp	14,502
762,926		Taylor Wimpey plc	2,000
4,110	*,e	Tempur Sealy International, Inc	265
4,390		Tupperware Corp	271
2,750	*,e	Under Armour, Inc	41
5,167	*,e	Under Armour, Inc (Class A)	85
18,549	*	Unifi, Inc	661
20,181		VF Corp	1,283
4,340		Whirlpool Corp	800
396,000		Yue Yuen Industrial Holdings	1,511
		TOTAL CONSUMER DURABLES & APPAREL	131,649

CONSUMER SERVICES - 1.4%
152,001		Accor S.A.	7,560
15,319	*	American Public Education, Inc	323
9,090		ARAMARK Holdings Corp	369
1,289		Bob Evans Farms, Inc	100
4,308	e	Brinker International, Inc	137
6,997	*	Caesars Acquisition Co	150
19,899		Carriage Services, Inc	509
44,909		Choice Hotels International, Inc	2,870
10,472		Darden Restaurants, Inc	825
6,884		Dunkin Brands Group, Inc	365
14,787	*	El Pollo Loco Holdings, Inc	180
2,000		Hilton Worldwide Holdings, Inc	139
29,678		ILG, Inc	793
147,869		InterContinental Hotels Group plc	7,822
6,202		Marcus Corp	172
340,179		Marriott International, Inc (Class A)	37,508
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

376,136		McDonald’s Corp	$58,933
1,021,495	g	Merlin Entertainments plc	6,096
100,400		Oriental Land Co Ltd	7,654
11,262		Royal Caribbean Cruises Ltd	1,335
7,090		Service Corp International	245
97,608	*	ServiceMaster Global Holdings, Inc	4,561
426,000		Shangri-La Asia Ltd	791
3,560		Six Flags Entertainment Corp	217
781,044		Starbucks Corp	41,950
14,512		Vail Resorts, Inc	3,311
12,240		Wendy’s	190
150,515		Whitbread plc	7,598
6,701		Wyndham Worldwide Corp	706
		TOTAL CONSUMER SERVICES	193,409

DIVERSIFIED FINANCIALS - 3.2%
763,613		3i Group plc	9,349
90,800	e	AEON Financial Service Co Ltd	1,900
45,546		Ally Financial, Inc	1,105
502,120		American Express Co	45,422
5,017		Ameriprise Financial, Inc	745
1,444,992		AMP Ltd	5,487
1,171,358		Annaly Capital Management, Inc	14,279
766,116		Bank of New York Mellon Corp	40,619
91,009		BlackRock, Inc	40,689
890,263		Charles Schwab Corp	38,940
11,810		Chimera Investment Corp	223
276,134		CME Group, Inc	37,466
97,389		Deutsche Boerse AG.	10,574
481,355		Discover Financial Services	31,038
31,971		Dynex Capital, Inc	232
4,490	*	E*TRADE Financial Corp	196
4,140		Eaton Vance Corp	204
12,537	*,e	Encore Capital Group, Inc	555
105,368		EXOR NV	6,687
7,914		Factset Research Systems, Inc	1,425
19,507		Franklin Resources, Inc	868
55,617	*	Green Dot Corp	2,758
458,537		Hong Kong Exchanges and Clearing Ltd	12,384
540,664		IntercontinentalExchange Group, Inc	37,144
10,236		Invesco Ltd	359
638,089		Investec plc	4,665
33,731		Investment Technology Group, Inc	747
2,480		Legg Mason, Inc	98
129,963		London Stock Exchange Group plc	6,673
5,410		LPL Financial Holdings, Inc	279
159,636		Macquarie Group Ltd	11,429
365,600		Mitsubishi UFJ Lease & Finance Co Ltd	1,940
910		Morningstar, Inc	77
867		NASDAQ OMX Group, Inc	67
919,968		Natixis	7,362
12,048		NewStar Financial, Inc	141
127,081		Northern Trust Corp	11,683
104,012	*	On Deck Capital, Inc	486
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

9,469	*	Pico Holdings, Inc	$158
1,210		Raymond James Financial, Inc	102
88,040		S&P Global, Inc	13,762
109,355		Schroders plc	4,920
6,827		SEI Investments Co	417
1,096,051		Standard Life plc	6,371
9,450		Starwood Property Trust, Inc	205
387,456		State Street Corp	37,018
733		T Rowe Price Group, Inc	66
6,546		TD Ameritrade Holding Corp	319
13,074		Voya Financial, Inc	522
23,058		Wendel	3,735
		TOTAL DIVERSIFIED FINANCIALS	453,890

ENERGY - 3.5%
112,058		AltaGas Income Trust	2,581
5,954	b	Andeavor	614
201,655	*,e	Antero Resources Corp	4,013
6,550		Apache Corp	300
178,196	*,e	Atwood Oceanics, Inc	1,673
256,759		Baker Hughes a GE Co	9,403
76,260	e	Bristow Group, Inc	713
3,504		Caltex Australia Ltd	88
54,089	*,e	CARBO Ceramics, Inc	467
754,018		Cenovus Energy, Inc (Toronto)	7,560
218,866	*	Cheniere Energy, Inc	9,858
1,776		Cimarex Energy Co	202
175,792	*	Clean Energy Fuels Corp	436
796	*	Concho Resources, Inc	105
269,739		ConocoPhillips	13,500
42,887	*	Continental Resources, Inc	1,656
101,766		Delek US Holdings, Inc	2,720
496,926	*,e	Denbury Resources, Inc	666
284,522		Devon Energy Corp	10,445
3,010	*	Dril-Quip, Inc	133
20,051		Enagas	565
447,604		Enbridge, Inc	18,697
610,064		EnCana Corp	7,182
2,011	*	Energen Corp	110
341,975		EOG Resources, Inc	33,083
40,526		EQT Corp	2,644
42,054	*	Exterran Corp	1,329
51,062	*,e	Fairmount Santrol Holdings, Inc	244
78,969	*	Forum Energy Technologies, Inc	1,256
1,520	e	Frank’s International NV	12
382,818		Galp Energia SGPS S.A.	6,789
47,174		Green Plains Renewable Energy, Inc	951
25,112		Hess Corp	1,177
342,286		Inpex Holdings, Inc	3,646
920,819		Kinder Morgan, Inc	17,661
57,666		Koninklijke Vopak NV	2,529
3,660	*,e	Laredo Petroleum Holdings, Inc	47
281,323		Marathon Oil Corp	3,815
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

393,673		Marathon Petroleum Corp	$22,077
35,997	*	Matrix Service Co	547
315,075	*	McDermott International, Inc	2,291
405,205		National Oilwell Varco, Inc	14,478
16,599	*	Natural Gas Services Group, Inc	471
106,990		Neste Oil Oyj	4,676
107,917	*	Newpark Resources, Inc	1,079
205,015		Noble Energy, Inc	5,814
478,958		Occidental Petroleum Corp	30,754
6,080		Oceaneering International, Inc	160
143,979		OMV AG.	8,394
66,969		Oneok, Inc	3,711
180,365	*	Parker Drilling Co	198
2,120	e	PBF Energy, Inc	59
36,726	*	PDC Energy, Inc	1,801
283,066		Pembina Pipeline Income Fund	9,932
334,050		Phillips 66	30,602
21,522		Pioneer Natural Resources Co	3,175
5,210		Range Resources Corp	102
50,847	*	Renewable Energy Group, Inc	618
621,462		Repsol YPF S.A.	11,469
17,609	*	RigNet, Inc	303
156,019	*	Rowan Cos plc	2,005
1,480	e	RPC, Inc	37
580,653		Schlumberger Ltd	40,506
894	*	SEACOR Holdings, Inc	41
87,370		SM Energy Co	1,550
1,430,692		Snam Rete Gas S.p.A.	6,895
570,732		Statoil ASA	11,474
478,763		Suncor Energy, Inc	16,779
88,242	*	Superior Energy Services	942
341,108		Tenaris S.A.	4,835
37,026	*	Tesco Corp	202
244,854	*	Tetra Technologies, Inc	700
525,782	e	Total S.A.	28,232
66,590	*	Unit Corp	1,370
480,295		Valero Energy Corp	36,949
886,080	*,e	Weatherford International Ltd	4,058
427,614		Williams Cos, Inc	12,833
255,028		Woodside Petroleum Ltd	5,840
4,350		World Fuel Services Corp	147
		TOTAL ENERGY	496,976

FOOD & STAPLES RETAILING - 0.5%
179,300		Aeon Co Ltd	2,650
17,193		Alimentation Couche Tard, Inc	784
241,585		Carrefour S.A.	4,877
74,178		Casey’s General Stores, Inc	8,119
46,095		Casino Guichard Perrachon S.A.	2,734
41,504	*	Chefs’ Warehouse Holdings, Inc	801
12,016	e	Colruyt S.A.	616
612,987		J Sainsbury plc	1,954
69,935		Koninklijke Ahold Delhaize NV	1,307
20,898		Loblaw Cos Ltd	1,141
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

147,990	*	Metro Wholesale & Food Specialist AG.	$3,128
21,140	*,e	Natural Grocers by Vitamin C	118
64,899	*	Performance Food Group Co	1,833
26,111		Pricesmart, Inc	2,330
165,300		Seven & I Holdings Co Ltd	6,386
53,243	*	Smart & Final Stores, Inc	418
48,144		Spartan Stores, Inc	1,270
256,090	*	Sprouts Farmers Market, Inc	4,807
4,438,693	*	Tesco plc	11,131
64,657	*	United Natural Foods, Inc	2,689
316,257	*	US Foods Holding Corp	8,444
12,906		Weis Markets, Inc	561
250,912		Wesfarmers Ltd	8,146
459,754		WM Morrison Supermarkets plc	1,442
		TOTAL FOOD & STAPLES RETAILING	77,686

FOOD, BEVERAGE & TOBACCO - 2.6%
414,000		Ajinomoto Co, Inc	8,079
243,312		Associated British Foods plc	10,417
37,326		Bunge Ltd	2,593
15,536		Campbell Soup Co	727
467,456		Coca-Cola Amatil Ltd	2,838
1,549,835		Coca-Cola Co	69,758
163,872		Coca-Cola European Partners plc	6,871
218,407		Coca-Cola HBC AG.	7,395
207,653		Dr Pepper Snapple Group, Inc	18,371
10,690	e	Flowers Foods, Inc	201
19,775	*,e	Freshpet, Inc	310
448,608		General Mills, Inc	23,220
192,855		Groupe Danone	15,148
5,050	*	Hain Celestial Group, Inc	208
87,366		Hormel Foods Corp	2,808
114,320		Kellogg Co	7,130
97,128		Kerry Group plc (Class A)	9,321
121,200		Kikkoman Corp	3,724
429,134		Kraft Heinz Co	33,279
848		Lindt & Spruengli AG.	4,838
85		Lindt & Spruengli AG. (Registered)	5,898
10,151		McCormick & Co, Inc	1,042
972,857		Mondelez International, Inc	39,556
47,900		Nissin Food Products Co Ltd	2,910
29,443		Omega Protein Corp	490
455,798		Orkla ASA	4,677
53,130		PAN Fish ASA	1,051
586,683		PepsiCo, Inc	65,374
8,356	*	Seneca Foods Corp	288
135,400		Suntory Beverage & Food Ltd	6,023
445,343		Tate & Lyle plc	3,867
72,400	e	Yakult Honsha Co Ltd	5,210
		TOTAL FOOD, BEVERAGE & TOBACCO	363,622

HEALTH CARE EQUIPMENT & SERVICES - 2.4%
13,468		Abaxis, Inc	601
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,970	*	Abiomed, Inc	$332
74,297	*,e	Acadia Healthcare Co, Inc	3,548
39,666	*	Accuray, Inc	159
13,529		Aceto Corp	152
117,481	*	Alere, Inc	5,990
18,400		Alfresa Holdings Corp	337
9,654	*	Align Technology, Inc	1,798
91,016	*	Allscripts Healthcare Solutions, Inc	1,295
36,444	*	Amedisys, Inc	2,039
216,419		AmerisourceBergen Corp	17,909
40,869	*	AMN Healthcare Services, Inc	1,868
12,558		Analogic Corp	1,052
35,222	*	Angiodynamics, Inc	602
204,737		Anthem, Inc	38,876
52,066	*,e	athenahealth, Inc	6,475
32,319	*	AtriCure, Inc	723
190,253		Becton Dickinson & Co	37,280
41,628	*	Brookdale Senior Living, Inc	441
31,810	*,e	Capital Senior Living Corp	399
363,931		Cardinal Health, Inc	24,354
25,145	*	Cardiovascular Systems, Inc	708
140,579	*	Centene Corp	13,604
79,050	*,e	Cerus Corp	216
188,415		Cigna Corp	35,222
85,419		Coloplast AS	6,945
14,582	e	Computer Programs & Systems, Inc	431
4,570	*	Corvel Corp	249
25,039	*	Cross Country Healthcare, Inc	356
8,556		Dentsply Sirona, Inc	512
49,980	*	Diplomat Pharmacy, Inc	1,035
266,004	*	Edwards Lifesciences Corp	29,077
105,895	*,e	Endologix, Inc	472
144,368	*	Envision Healthcare Corp	6,489
91,010		Essilor International S.A.	11,280
52,788	*	GenMark Diagnostics, Inc	508
4,374	*	Haemonetics Corp	196
4,069	*	HCA Holdings, Inc	324
1,416,269		Healthscope Ltd	1,859
9,462	*	HealthStream, Inc	221
49,796	*	Henry Schein, Inc	4,083
10,561	*	HMS Holdings Corp	210
96,706	*	Hologic, Inc	3,548
53,134		Humana, Inc	12,945
1,357	*	Idexx Laboratories, Inc	211
39,783	*	Integer Holding Corp	2,035
7,314		Kindred Healthcare, Inc	50
330,962		Koninklijke Philips Electronics NV	13,656
8,310	*	Laboratory Corp of America Holdings	1,255
11,783		Landauer, Inc	793
19,312	*	LHC Group, Inc	1,370
49,348	*	LifePoint Hospitals, Inc	2,857
624,813	e	Mediclinic International plc	5,442
1,474	*	Medidata Solutions, Inc	115
2,230	*	MEDNAX, Inc	96
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

35,601	*	Merit Medical Systems, Inc	$1,508
41,964	*	NxStage Medical, Inc	1,158
46,381	*	Omnicell, Inc	2,368
70,523	*	OraSure Technologies, Inc	1,587
30,977		Patterson Cos, Inc	1,197
38,489	*	PharMerica Corp	1,128
2,830	*	Premier, Inc	92
15,337	*	Providence Service Corp	829
42,933	*	Quality Systems, Inc	675
12,391		Quest Diagnostics, Inc	1,160
23,328	*	Quidel Corp	1,023
115,938		Ramsay Health Care Ltd	5,673
4,542		Resmed, Inc	350
302,847		Ryman Healthcare Ltd	2,029
75,106	*	Select Medical Holdings Corp	1,442
42,474	*	Staar Surgical Co	529
10,800		Suzuken Co Ltd	384
96,000		Sysmex Corp	6,134
31,845	*	Teladoc, Inc	1,056
19,606	*	Tivity Health, Inc	800
5,928	*	Triple-S Management Corp (Class B)	140
16,067		US Physical Therapy, Inc	987
5,250	*	Varian Medical Systems, Inc	525
32,132	*	Vocera Communications, Inc	1,008
3,560		West Pharmaceutical Services, Inc	343
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	338,725

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
3,160		Clorox Co	417
255,818		Colgate-Palmolive Co	18,636
1,620		Energizer Holdings, Inc	75
5,829		Estee Lauder Cos (Class A)	629
46,998		Henkel KGaA	5,723
59,767		Henkel KGaA (Preference)	8,143
180,451		Kimberly-Clark Corp	21,235
52,089		L’Oreal S.A.	11,045
1,113		Medifast, Inc	66
10,538	e	Natural Health Trends Corp	252
4,530		Nu Skin Enterprises, Inc (Class A)	278
915,310		Procter & Gamble Co	83,275
183,078		Reckitt Benckiser Group plc	16,727
283,430		Unilever NV	16,754
344,476		Unilever plc	19,938
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	203,193

INSURANCE - 2.9%
1,414,813		Aegon NV	8,247
425,702		Aflac, Inc	34,648
110,733		Allianz AG.	24,869
21,500		Allstate Corp	1,976
195,940		American International Group, Inc	12,029
14,820		Aon plc	2,165
4,310	*	Arch Capital Group Ltd	425
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

6,590		Arthur J. Gallagher & Co	$406
78,412		Aspen Insurance Holdings Ltd	3,168
485,960		Assicurazioni Generali S.p.A.	9,064
3,580		Assurant, Inc	342
1,721,855		Aviva plc	11,884
578,120		AXA S.A.	17,478
74,779		Axis Capital Holdings Ltd	4,286
287,657		Chubb Ltd	41,005
164,882		CNP Assurances	3,865
11,216		Employers Holdings, Inc	510
1,310		First American Financial Corp	65
281,297		Hartford Financial Services Group, Inc	15,592
3,077,743		Legal & General Group plc	10,727
10,590		Loews Corp	507
445,968		Marsh & McLennan Cos, Inc	37,377
61,812		Muenchener Rueckver AG.	13,229
109,100		NKSJ Holdings, Inc	4,252
3,701,950		Old Mutual plc	9,643
13,239		Principal Financial Group	852
212,157		Progressive Corp	10,273
344,409		Prudential Financial, Inc	36,618
737,233		Prudential plc	17,642
9,028		Reinsurance Group of America, Inc (Class A)	1,260
42,804		RenaissanceRe Holdings Ltd	5,784
209,543		RSA Insurance Group plc	1,751
643		Stewart Information Services Corp	24
132,125		Swiss Re Ltd	11,976
89,400		T&D Holdings, Inc	1,297
282,469		Travelers Cos, Inc	34,608
1,467		Willis Towers Watson plc	226
49,597		Zurich Financial Services AG.	15,156
		TOTAL INSURANCE	405,226

MATERIALS - 3.3%
109,267		Agnico-Eagle Mines Ltd	4,938
45,381		Agrium, Inc	4,863
125,032		Air Liquide	16,674
153,248		Air Products & Chemicals, Inc	23,174
63,469		Akzo Nobel NV	5,854
563		Albemarle Corp	77
3,090		Aptargroup, Inc	267
162,000		Asahi Kasei Corp	1,996
46,422		Avery Dennison Corp	4,565
12,360	*	Axalta Coating Systems Ltd	357
129,090		Ball Corp	5,331
224,582		BASF SE	23,926
5,860		Bemis Co, Inc	267
542,571		BlueScope Steel Ltd	4,687
249,113		Boliden AB	8,450
7,263		Celanese Corp (Series A)	757
2,372	*	Clearwater Paper Corp	117
125,429		Commercial Metals Co	2,387
2,080	e	Compass Minerals International, Inc	135
61,457		CRH plc	2,338
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

38,958		Croda International plc	$1,981
3,930		Domtar Corp	171
5,941		DSM NV	486
41,099		Eastman Chemical Co	3,719
270,720		Ecolab, Inc	34,817
104,881		Evonik Industries AG.	3,750
5,690	*	Ferro Corp	127
121,063		Fletcher Building Ltd	700
72,672	*,e	Flotek Industries, Inc	338
60,932		Franco-Nevada Corp	4,720
5,005		Givaudan S.A.	10,896
3,382		Hawkins, Inc	138
100,876		HeidelbergCement AG.	10,381
285,000		Hitachi Metals Ltd	3,972
201,401		Holcim Ltd	11,791
12,128		Innophos Holdings, Inc	597
3,960		International Flavors & Fragrances, Inc	566
201,040		International Paper Co	11,423
157,971		Johnson Matthey plc	7,244
193,461	*	Kinross Gold Corp	820
256,700	e	Kobe Steel Ltd	2,940
39,288	*	Kraton Polymers LLC	1,589
59,233	*	Louisiana-Pacific Corp	1,604
256,430		LyondellBasell Industries AF S.C.A	25,399
26,494		Materion Corp	1,143
36,779		Minerals Technologies, Inc	2,598
109,199		Mitsubishi Materials Corp	3,782
152,392		Mitsui Chemicals, Inc	4,635
77,471		Mondi plc	2,083
106,954		Mosaic Co	2,309
5,405		Myers Industries, Inc	113
363,087		Newcrest Mining Ltd	5,976
28,700		Nitto Denko Corp	2,394
1,217,504		Norsk Hydro ASA	8,884
411,185		Nucor Corp	23,043
411,806	e	Potash Corp of Saskatchewan	7,928
13,329		PPG Industries, Inc	1,448
261,274		Praxair, Inc	36,510
13,371		Reliance Steel & Aluminum Co	1,018
84,773		Royal Gold, Inc	7,294
13,575		Schnitzer Steel Industries, Inc (Class A)	382
1,660		Scotts Miracle-Gro Co (Class A)	162
17,667		Sealed Air Corp	755
51,825		Sherwin-Williams Co	18,555
147,000		Shin-Etsu Chemical Co Ltd	13,157
594		Sika AG.	4,423
6,170		Sonoco Products Co	311
3,831,566		South32 Ltd	9,912
86,932		Stora Enso Oyj (R Shares)	1,230
1,297,000		Sumitomo Chemical Co Ltd	8,114
225,500		Sumitomo Metal Mining Co Ltd	7,260
75,666	*	Summit Materials, Inc	2,424
408,659		Teck Cominco Ltd	8,604
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

9,000		Toray Industries, Inc	$87
35,484		Trinseo S.A.	2,381
77,066		Umicore	6,380
163,079		UPM-Kymmene Oyj	4,425
19,003	*,e	US Concrete, Inc	1,450
170,622		WestRock Co	9,679
58,714	*	Worthington Industries, Inc	2,701
		TOTAL MATERIALS	464,879

MEDIA - 1.5%
180		Cable One, Inc	130
111,822	*	Charter Communications, Inc	40,638
1,299		Cinemark Holdings, Inc	47
89,987		Clear Channel Outdoor Holdings, Inc (Class A)	419
49,500		Dentsu, Inc	2,175
210,586	*,e	Discovery Communications, Inc (Class A)	4,483
280,302	*	Discovery Communications, Inc (Class C)	5,679
33,882	e	Entercom Communications Corp (Class A)	388
84,634		Entravision Communications Corp (Class A)	482
85,122	*	Gray Television, Inc	1,336
526,783		ITV plc	1,234
9,368		JC Decaux S.A.	351
12,369		John Wiley & Sons, Inc (Class A)	662
4,448	*	Liberty Global plc	146
2,960	*	Liberty Global plc (Class A)	100
162,213		New York Times Co (Class A)	3,179
475,703		Pearson plc	3,901
140,506		ProSiebenSat. Media AG.	4,795
3,689		Reed Elsevier NV	79
528,996		Reed Elsevier plc	11,610
5,020	e	Regal Entertainment Group (Class A)	80
1,550		Scholastic Corp	58
36,026		Scripps Networks Interactive (Class A)	3,094
82,171		Shaw Communications, Inc (B Shares)	1,891
57,685	e	Sinclair Broadcast Group, Inc (Class A)	1,849
616,899		Sky plc	7,568
460,805		Time Warner, Inc	47,209
212,730		Vivendi Universal S.A.	5,389
618,321		Walt Disney Co	60,948
553,504		WPP plc	10,271
		TOTAL MEDIA	220,191

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
31,121	*	Acadia Pharmaceuticals, Inc	1,172
220,679		Agilent Technologies, Inc	14,168
70,341	*	Akorn, Inc	2,335
328,512		Amgen, Inc	61,251
919,614		Astellas Pharma, Inc	11,704
56,333	*,e	Bellicum Pharmaceuticals, Inc	651
148,783	*	BioCryst Pharmaceuticals, Inc	780
103,107	*	Biogen Idec, Inc	32,285
2,804	*	BioMarin Pharmaceutical, Inc	261
1,820		Bio-Techne Corp	220
6,417	*	Bluebird Bio, Inc	881
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

864,023		Bristol-Myers Squibb Co	$55,073
5,210		Bruker BioSciences Corp	155
374,526	*	Celgene Corp	54,613
63,613	*	Celldex Therapeutics, Inc	182
59,178	*	Cempra, Inc	192
54,091	*	Chimerix, Inc	284
184,697		Chugai Pharmaceutical Co Ltd	7,675
28,708	*	Coherus Biosciences, Inc	383
133,425	*	Depomed, Inc	773
57,100		Eisai Co Ltd	2,932
42,707	*	Genmab AS	9,444
628,247		Gilead Sciences, Inc	50,901
1,167,125		GlaxoSmithKline plc	23,332
7,414	*,e	Immunomedics, Inc	104
34,337	*	Intersect ENT, Inc	1,070
18,409	*,e	Intra-Cellular Therapies, Inc	291
50,224	*	Iovance Biotherapeutics, Inc	389
837,309		Johnson & Johnson	108,858
127,000		Kyowa Hakko Kogyo Co Ltd	2,164
40,206		Lonza Group AG.	10,565
1,109,400		Merck & Co, Inc	71,035
84,518		Merck KGaA	9,413
9,381	e	Merrimack Pharmaceuticals, Inc	136
1,399	*	Mettler-Toledo International, Inc	876
133,537	*,e	MiMedx Group, Inc	1,586
162,598	*	Nektar Therapeutics	3,902
453,899		Novartis AG.	38,933
458,096		Novo Nordisk AS	22,025
35,019	*,e	Opko Health, Inc	240
72,399	*,e	Organovo Holdings, Inc	161
86,402		Orion Oyj (Class B)	4,012
8,147		PerkinElmer, Inc	562
46,519	*	Prestige Brands Holdings, Inc	2,330
160,718	*,e	Progenics Pharmaceuticals, Inc	1,183
179,666	*	QIAGEN NV	5,679
101,619	*	Quintiles Transnational Holdings, Inc	9,661
567	*	Repligen Corp	22
144,681		Roche Holding AG.	36,983
60,101	*	Sangamo Biosciences, Inc	902
99,000		Shionogi & Co Ltd	5,412
31,531	*,e	Sucampo Pharmaceuticals, Inc (Class A)	372
252,785		Takeda Pharmaceutical Co Ltd	13,978
16,323	*	TESARO, Inc	2,107
24,808	*,e	Theravance Biopharma, Inc	849
103,962	*	Vertex Pharmaceuticals, Inc	15,806
6,410	*	VWR Corp	212
4,055	*	Waters Corp	728
559,747		Zoetis, Inc	35,690
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	739,883

REAL ESTATE - 2.3%
15,548	*,e	Altisource Portfolio Solutions S.A.	402
103,765		American Campus Communities, Inc	4,581
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

284,479		American Tower Corp	$38,883
4,180		Apple Hospitality REIT, Inc	79
118,049		Boston Properties, Inc	14,506
4,380		Brandywine Realty Trust	77
805,154		British Land Co plc	6,501
203,775		Brixmor Property Group, Inc	3,831
2,116,749		CapitaLand Ltd	5,601
22,331		CatchMark Timber Trust Inc	282
161,988	*	CBRE Group, Inc	6,136
245,900		City Developments Ltd	2,061
82,891		Columbia Property Trust, Inc	1,805
35,170		Coresite Realty	3,935
313,000		Daiwa House Industry Co Ltd	10,812
160,987		Duke Realty Corp	4,640
42,336		Easterly Government Properties, Inc	875
58,981		Equinix, Inc	26,323
6,190	*	Equity Commonwealth	188
75,264		First Potomac Realty Trust	838
177,690		Forest City Realty Trust, Inc	4,533
224,600		Global Logistic Properties	547
590,981		Hammerson plc	4,255
661,000		Hang Lung Properties Ltd	1,574
313,953		HCP, Inc	8,737
724,900		Henderson Land Development Co Ltd	4,822
361,129		Host Marriott Corp	6,677
25,528	*	Howard Hughes Corp	3,010
94,670		Hysan Development Co Ltd	447
945		Iron Mountain, Inc	37
40,680	*	iStar Financial, Inc	480
490		Jones Lang LaSalle, Inc	60
495,014		Land Securities Group plc	6,456
90,335		Lend Lease Corp Ltd	1,273
3,720		Liberty Property Trust	153
61,621		Macerich Co	3,387
587,400		Mitsubishi Estate Co Ltd	10,209
461,710		Mitsui Fudosan Co Ltd	10,011
17		Nippon ProLogis REIT, Inc	36
59,300		Nomura Real Estate Holdings, Inc	1,265
71,768		NorthStar Realty Europe Corp	919
108,203		Paramount Group, Inc	1,731
22,842		Parkway, Inc	526
7,340		Piedmont Office Realty Trust, Inc	148
400,776		Prologis, Inc	25,433
36,640		QTS Realty Trust, Inc	1,918
6,220		Rayonier, Inc	180
3,556		RMR Group, Inc	183
157		Ryman Hospitality Properties	10
118,031	*	SBA Communications Corp	17,002
284,290		Scentre Group	878
310,801		Segro plc	2,235
46,895		Senior Housing Properties Trust	917
150,700		Shoei Co Ltd	1,478
416,000		Swire Pacific Ltd (Class A)	4,050
974,400		Swire Properties Ltd	3,309
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,845	*	Tejon Ranch Co	$60
62,244		Tier REIT, Inc	1,201
12,000		Tokyu Fudosan Holdings Corp	72
347,148		UDR, Inc	13,202
40,112		Unibail-Rodamco	9,761
113,975		Vornado Realty Trust	8,762
426,686		Welltower, Inc	29,987
1,409		Weyerhaeuser Co	48
		TOTAL REAL ESTATE	324,335

RETAILING - 2.2%
50,109	*	1-800-FLOWERS.COM, Inc (Class A)	494
4,585		Advance Auto Parts, Inc	455
5,680	*,e	Autonation, Inc	269
145,797		Best Buy Co, Inc	8,305
26,039		Caleres, Inc	795
86,068	*,e	Carmax, Inc	6,525
3,200		Dick’s Sporting Goods, Inc	86
378,390		Dollar General Corp	30,668
23,000		Fast Retailing Co Ltd	6,784
11,800		Foot Locker, Inc	416
39,731	*	FTD Cos, Inc	518
187,286		Gap, Inc	5,530
26,485		Group 1 Automotive, Inc	1,919
773,164	*	Groupon, Inc	4,020
25,226		Haverty Furniture Cos, Inc	660
186,825		Hennes & Mauritz AB (B Shares)	4,853
40,709		HSN, Inc	1,590
370,513		Industria De Diseno Textil S.A.	13,968
82,400		Jardine Cycle & Carriage Ltd	2,398
31,697		Kering	12,627
22,653		Kingfisher plc	91
20,812	*	Kirkland’s, Inc	238
236,458	e	Kohl’s Corp	10,794
31,188	*,e	Lands’ End, Inc	412
4,807,620		Li & Fung Ltd	2,417
24,483	*	LKQ Corp	881
550,859		Lowe’s Companies, Inc	44,036
30,764	*	MarineMax, Inc	509
342,665		Marks & Spencer Group plc	1,622
2,400	e	Marui Co Ltd	34
248,741	*	NetFlix, Inc	45,109
31,269		Next plc	2,204
8,701		Nordstrom, Inc	410
53,198		Nutri/System, Inc	2,974
663,706		Office Depot, Inc	3,013
29,283	*	Overstock.com, Inc	870
26,265	e	PetMed Express, Inc	871
25,210	*	Priceline.com, Inc	46,155
310,579		Ross Stores, Inc	20,054
12,780	*	Sally Beauty Holdings, Inc	250
15,085		Shoe Carnival, Inc	338
44,115	*	Shutterfly, Inc	2,139
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

4,914	e	Signet Jewelers Ltd	$327
7,520		Tiffany & Co	690
15,696		Tile Shop Holdings, Inc	199
4,198		Tractor Supply Co	266
62,150	*	Ulta Beauty, Inc	14,050
27,648	*	Vitamin Shoppe, Inc	148
76,182	*,e	Wayfair, Inc	5,135
5,490	e	Williams-Sonoma, Inc	274
		TOTAL RETAILING	309,390

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
5,058		Analog Devices, Inc	436
810,247		Applied Materials, Inc	42,206
104,896		ASML Holding NV	17,924
14,878	*	Cirrus Logic, Inc	793
1,818,697		Intel Corp	69,256
26,471		Lam Research Corp	4,898
30,220		Marvell Technology Group Ltd	541
4,036		Microchip Technology, Inc	362
292,743		NVIDIA Corp	52,333
66,208	*	ON Semiconductor Corp	1,223
128,446		Skyworks Solutions, Inc	13,089
136,847	*,e	SunPower Corp	998
512,025		Texas Instruments, Inc	45,898
75,700		Tokyo Electron Ltd	11,654
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	261,611

SOFTWARE & SERVICES - 6.0%
349,856		Accenture plc	47,255
39,594	*	Actua Corp	606
79,659	*	Alphabet, Inc (Class A)	77,566
84,809	*	Alphabet, Inc (Class C)	81,341
70,115		Amadeus IT Holding S.A.	4,560
6,607	*	Ansys, Inc	811
33,375	*	Autodesk, Inc	3,747
336,734		Automatic Data Processing, Inc	36,812
69,563	*,e	Black Knight Financial Services, Inc	2,995
27,736		Blackbaud, Inc	2,435
7,030		Booz Allen Hamilton Holding Co	263
28,157	*	Brightcove, Inc	203
26,494		CA, Inc	884
83,357		Cap Gemini S.A.	9,771
126,574	*	CGI Group, Inc	6,563
53,312	*,e	Cimpress NV	5,206
9,135	*	Citrix Systems, Inc	702
524,237		Cognizant Technology Solutions Corp (Class A)	38,028
19,152		Convergys Corp	496
28,146		CSG Systems International, Inc	1,129
2,810		CSRA, Inc	91
3,842	*	Dell Technologies, Inc-VMware Inc	297
2,480		DST Systems, Inc	136
41,722	*	Ellie Mae, Inc	3,427
139,374	*	Etsy, Inc	2,353
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

15,455	*	Euronet Worldwide, Inc	$1,465
1,924		Forrester Research, Inc	81
1,018,000		Fujitsu Ltd	7,577
39,817	*,e	Gogo, Inc	470
395,957		International Business Machines Corp	57,445
174,977		Intuit, Inc	24,871
60,212		j2 Global, Inc	4,448
67,844		LogMeIn, Inc	7,466
5,382	*	Manhattan Associates, Inc	224
430,015		MasterCard, Inc (Class A)	60,718
2,096,022		Microsoft Corp	156,133
18,817	*	MINDBODY, Inc	486
29,149	*	New Relic, Inc	1,452
93,650		Open Text Corp	3,022
1,204,035		Oracle Corp	58,215
44,472	*	Perficient, Inc	875
5,650	*	PTC, Inc	318
36,105	*	Qualys, Inc	1,870
83,541	*	Quotient Technology, Inc	1,307
76,390	*	RingCentral, Inc	3,189
455,769	*	salesforce.com, Inc	42,578
232,976		SAP AG.	25,545
194,307	*	ServiceSource International LLC	672
21,993	*	SPS Commerce, Inc	1,247
68,035	*	Square, Inc	1,960
21,303	*	Sykes Enterprises, Inc	621
862,529		Symantec Corp	28,300
12,352		Syntel, Inc	243
29,779	*	Teradata Corp	1,006
7,887		TiVo Corp	157
43,728	*,e	Twilio, Inc	1,305
25,962	*	Ultimate Software Group, Inc	4,922
36,283	*	Vasco Data Security International	437
49,721	*	Website Pros, Inc	1,243
46,010		Western Union Co	883
970	*	WEX, Inc	109
157,813	*	Workday, Inc	16,632
		TOTAL SOFTWARE & SERVICES	847,169

TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
37,861	*	Anixter International, Inc	3,218
25,108		Badger Meter, Inc	1,230
4,043		Belden CDT, Inc	326
64,501	*	Benchmark Electronics, Inc	2,203
54,538	*	Calix, Inc	275
1,979,847		Cisco Systems, Inc	66,582
110,896		Cognex Corp	12,230
31,515	*	Coherent, Inc	7,411
22,719		Comtech Telecommunications Corp	467
527,947		Corning, Inc	15,796
94,354	*	Cray, Inc	1,835
27,237		CTS Corp	656
39,009		Daktronics, Inc	412
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

70,617		Dolby Laboratories, Inc (Class A)	$4,062
828,854		Ericsson (LM) (B Shares)	4,778
67,947	*	Fabrinet	2,518
25,626	*	FARO Technologies, Inc	980
94,427	*	Finisar Corp	2,094
8,777	*	Flex Ltd	146
157,700		Fujifilm Holdings Corp	6,127
1,032,298		Hewlett Packard Enterprise Co	15,185
1,743,788		HP, Inc	34,806
11,132	*	Insight Enterprises, Inc	511
39,327	*	IPG Photonics Corp	7,278
31,249	*	Itron, Inc	2,420
238,912		Jabil Circuit, Inc	6,821
29,800		Keyence Corp	15,850
10,620	*	Keysight Technologies, Inc	443
34,382	*	Kimball Electronics, Inc	744
238,300		Konica Minolta Holdings, Inc	1,958
148,000		Kyocera Corp	9,186
37,090		Methode Electronics, Inc	1,571
194,021		Motorola, Inc	16,467
3,868		MTS Systems Corp	207
79,700		Murata Manufacturing Co Ltd	11,733
15,597		National Instruments Corp	658
91,682		NEC Corp	2,487
14,425	*	Netgear, Inc	687
13,605	*	Novanta, Inc	593
58,800		Omron Corp	2,998
7,653	*	OSI Systems, Inc	699
14,729	*	Plexus Corp	826
23,545	*	Rogers Corp	3,138
22,741	*	Sanmina Corp	845
32,127	*	Scansource, Inc	1,402
64,222	*	Sonus Networks, Inc	491
88,477	*	Super Micro Computer, Inc	1,955
1,417		SYNNEX Corp	179
39,200		TDK Corp	2,664
5,142		TE Connectivity Ltd	427
61,221	*	Tech Data Corp	5,440
36,773	*	Trimble Navigation Ltd	1,443
94,294	*	TTM Technologies, Inc	1,449
54,064		Universal Display Corp	6,966
322,966		Xerox Corp	10,752
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	304,625

TELECOMMUNICATION SERVICES - 1.5%
47,941	*	Boingo Wireless, Inc	1,024
3,212,452		BT Group plc	12,218
733,368	e	CenturyLink, Inc	13,861
55,858	*	Cincinnati Bell, Inc	1,109
5,030		Consolidated Communications Holdings, Inc	96
748,688		France Telecom S.A.	12,259
35,024	*	General Communication, Inc (Class A)	1,429
23,363		IDT Corp (Class B)	329
109,486	*,e	Iridium Communications, Inc	1,128
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

574,432		KDDI Corp	$15,142
172,716	*	Level 3 Communications, Inc	9,204
23,855	*	Lumos Networks Corp	427
537,000		NTT DoCoMo, Inc	12,274
179,616	e	Rogers Communications, Inc (Class B)	9,262
25,635		Shenandoah Telecom Co	954
3,930,500		Singapore Telecommunications Ltd	10,685
859,476	*	Sprint Corp	6,687
18,950		Swisscom AG.	9,716
143,396		TeliaSonera AB	676
1,532,046		Telstra Corp Ltd	4,197
12,857		TELUS Corp	462
1,514,170		Verizon Communications, Inc	74,936
6,972,000		Vodafone Group plc	19,523
		TOTAL TELECOMMUNICATION SERVICES	217,598

TRANSPORTATION - 1.7%
15,957		Aeroports de Paris	2,580
9,300		All Nippon Airways Co Ltd	352
80		Amerco, Inc	30
12,475		Arkansas Best Corp	417
306,566		Auckland International Airport Ltd	1,427
95,565	*	Avis Budget Group, Inc	3,637
218,971		Canadian National Railway Co	18,142
62,700		Central Japan Railway Co	11,003
5,220		CH Robinson Worldwide, Inc	397
229,394		CSX Corp	12,447
132,509		Delta Air Lines, Inc	6,390
325,841		Deutsche Post AG.	14,524
132,300		East Japan Railway Co	12,212
20,721	*	Echo Global Logistics, Inc	391
11,295		Expeditors International of Washington, Inc	676
33,952		Fraport AG. Frankfurt Airport Services Worldwide	3,227
320	*	Genesee & Wyoming, Inc (Class A)	24
89,350	*,e	Hertz Global Holdings, Inc	1,998
4,347		Kansas City Southern Industries, Inc	472
723		Kuehne & Nagel International AG.	134
2,620		Landstar System, Inc	261
65,400		Mitsui OSK Lines Ltd	1,984
1,232,302		MTR Corp	7,215
23,079		Nippon Yusen Kabushiki Kaisha	480
26,580		Norfolk Southern Corp	3,515
1,960		Ryder System, Inc	166
591,829		Southwest Airlines Co	33,131
2,560	*	Spirit Airlines, Inc	86
14,066		Sydney Airport	79
98,500		Tokyu Corp	1,395
612,270		Transurban Group (ASE)	5,718
427,785		Union Pacific Corp	49,610
371,822		United Parcel Service, Inc (Class B)	44,652
200		West Japan Railway Co	14
23,313	*	YRC Worldwide, Inc	322
		TOTAL TRANSPORTATION	239,108
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

UTILITIES - 1.9%
24,930		AES Corp	$275
82,327		AGL Energy Ltd	1,512
8,540		Alliant Energy Corp	355
42,012		American Water Works Co, Inc	3,399
528,314		APA Group	3,466
30,410		Atco Ltd	1,116
46,554		Canadian Utilities Ltd	1,446
305,189		Centerpoint Energy, Inc	8,915
970,500		CLP Holdings Ltd	9,964
11,161		CMS Energy Corp	517
299,971		Consolidated Edison, Inc	24,202
270,264		Dominion Resources, Inc	20,791
77,661		Edison International	5,993
10,425		Energias de Portugal S.A.	39
207,145		Eversource Energy	12,520
106,759		Fortis, Inc	3,831
59,506		Gas Natural SDG S.A.	1,318
5,269,589		Hong Kong & China Gas Ltd	9,930
1,878,584		Iberdrola S.A.	14,607
4,940		MDU Resources Group, Inc	128
19,652	*	Meridian Energy Ltd	40
1,138,726		National Grid plc	14,104
20,290		NiSource, Inc	519
20,000		Osaka Gas Co Ltd	372
4,160		Pinnacle West Capital Corp	352
272,079		Public Service Enterprise Group, Inc	12,584
557,219		Scottish & Southern Energy plc	10,427
244,506		Sempra Energy	27,905
35,973		South Jersey Industries, Inc	1,242
600,977		Southern Co	29,532
303,357		Suez Environnement S.A.	5,539
32,615		Terna Rete Elettrica Nazionale S.p.A.	191
192,958		Tokyo Gas Co Ltd	4,725
562,586		United Utilities Group plc	6,442
1,020		Vectren Corp	67
170,111		WEC Energy Group, Inc	10,679
320,495		Xcel Energy, Inc	15,166
		TOTAL UTILITIES	264,210
		TOTAL COMMON STOCKS	8,479,718
		(Cost $6,108,664)

PREFERRED STOCKS - 0.2%
BANKS - 0.2%
233,115	*	Federal Home Loan Mortgage Corp	1,592
740,991	*	Federal National Mortgage Association	5,165
14,500	*	M&T Bank Corp	16,167
		TOTAL BANKS	22,924
		TOTAL PREFERRED STOCKS	22,924
		(Cost $38,865)
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.1%
$10,805,000		Federal Home Loan Bank (FHLB)	0.700%	10/02/17	$10,805
		TOTAL GOVERNMENT AGENCY DEBT			10,805

TREASURY DEBT - 0.2%
2,300,000		United States Treasury Bill	0.932	10/26/17	2,299
29,000,000		United States Treasury Bill	0.983	11/30/17	28,953
		TOTAL TREASURY DEBT			31,252

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
171,424,400	c	State Street Navigator Securities Lending Government Money Market Portfolio			171,424
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			171,424
		TOTAL SHORT-TERM INVESTMENTS			213,481
		(Cost $213,480)

		TOTAL INVESTMENTS - 100.5%			14,249,151
		(Cost $11,832,840)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(78,986)
		NET ASSETS - 100.0%			$14,170,165

Abbreviation(s):
	LIBOR	London Interbank Offered Rate
	M	Month
	REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $166,019,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities was $952,724,000 or 6.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
390

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 99.7%

GOVERNMENT AGENCY DEBT - 64.1%
$2,031,000	Federal Agricultural Mortgage Corp (FAMC)	1.030%	10/03/17	$2,031
4,842,000	FAMC	1.050	10/06/17	4,841
4,000,000	FAMC	0.780	10/27/17	3,998
13,000,000	FAMC	1.000-1.070	11/03/17	12,988
9,000,000	FAMC	1.030	11/27/17	8,985
3,925,000	FAMC	1.030	11/30/17	3,918
10,000,000	FAMC	1.040	12/01/17	9,982
5,000,000	FAMC	1.040	12/14/17	4,989
25,000,000	FAMC	1.100	01/30/18	24,908
7,000,000	FAMC	1.180	02/16/18	6,968
15,000,000	Federal Farm Credit Bank (FFCB)	1.000	10/02/17	15,000
25,000,000	FFCB	1.050	10/11/17	24,993
60,780,000	FFCB	0.990	10/12/17	60,762
7,750,000	FFCB	0.750	10/16/17	7,747
28,000,000	FFCB	1.000	10/17/17	27,987
46,185,000	FFCB	1.000	10/19/17	46,162
20,000,000	FFCB	1.000	10/20/17	19,989
15,000,000	FFCB	1.000	10/23/17	14,991
9,500,000	FFCB	1.000	10/24/17	9,494
25,000,000	FFCB	0.990	10/26/17	24,983
21,500,000	FFCB	1.050	10/27/17	21,484
17,000,000	FFCB	1.000	10/30/17	16,986
19,000,000	FFCB	1.000	10/31/17	18,984
15,750,000	FFCB	1.040	11/01/17	15,736
18,735,000	FFCB	1.050	11/07/17	18,715
17,000,000	FFCB	1.040	11/15/17	16,978
15,000,000	FFCB	1.000	11/29/17	14,975
20,000,000	FFCB	1.050	12/05/17	19,962
45,000,000	FFCB	1.020	12/13/17	44,907
44,720,000	FFCB	1.020-1.030	12/14/17	44,626
30,000,000	FFCB	1.030	12/28/17	29,924
4,000,000	FFCB	1.100	01/26/18	3,986
3,000,000	FFCB	1.100	01/29/18	2,989
18,900,000	FFCB	1.100	02/13/18	18,822
6,295,000	FFCB	1.170-1.175	03/22/18	6,260
23,000,000	Federal Home Loan Bank (FHLB)	1.040	10/02/17	22,999
100,000,000	FHLB	1.000-1.030	10/03/17	99,994
100,420,000	FHLB	1.020-1.080	10/04/17	100,411
32,600,000	FHLB	1.050-1.060	10/06/17	32,595
103,557,000	FHLB	1.010-1.030	10/10/17	103,531
93,900,000	FHLB	1.054-1.070	10/11/17	93,873
126,733,000	FHLB	1.010-1.060	10/13/17	126,688
90,000,000	FHLB	1.015	10/16/17	89,962
30,500,000	FHLB	1.040-1.045	10/17/17	30,486
9,000,000	FHLB	1.070	10/18/17	8,996
90,000,000	FHLB	1.005-1.080	10/19/17	89,953
391

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$113,446,000	FHLB	1.000%-1.075%	10/20/17	$113,385
75,795,000	FHLB	1.015-1.065	10/23/17	75,748
30,000,000	FHLB	1.015	10/24/17	29,981
121,195,000	FHLB	0.990-1.080	10/25/17	121,110
50,000,000	FHLB	1.030	10/26/17	49,964
48,875,000	FHLB	0.980-1.020	10/27/17	48,839
40,000,000	FHLB	1.075	10/30/17	39,965
11,900,000	FHLB	1.030	10/31/17	11,890
77,335,000	FHLB	0.970-1.072	11/01/17	77,265
32,200,000	FHLB	0.980-1.060	11/02/17	32,171
47,254,000	FHLB	1.025-1.035	11/03/17	47,209
41,000,000	FHLB	1.015-1.100	11/06/17	40,958
109,730,000	FHLB	1.025-1.050	11/07/17	109,613
89,110,000	FHLB	1.025-1.055	11/08/17	89,012
71,000,000	FHLB	1.005-1.030	11/09/17	70,922
82,500,000	FHLB	1.025-1.060	11/10/17	82,404
55,000,000	FHLB	1.040-1.077	11/13/17	54,930
10,000,000	FHLB	1.050	11/14/17	9,987
34,970,000	FHLB	1.045	11/15/17	34,924
55,000,000	FHLB	1.035-1.040	11/16/17	54,927
68,995,000	FHLB	1.030-1.080	11/17/17	68,902
50,000,000	FHLB	1.040	11/20/17	49,928
50,745,000	FHLB	1.035-1.050	11/21/17	50,670
55,177,000	FHLB	1.040-1.100	11/22/17	55,094
29,110,000	FHLB	1.050	11/24/17	29,064
19,900,000	FHLB	0.960-1.080	11/27/17	19,867
76,800,000	FHLB	1.030-1.045	11/28/17	76,671
125,520,000	FHLB	1.030-1.050	11/29/17	125,306
44,000,000	FHLB	1.020	12/06/17	43,918
30,000,000	FHLB	1.090	12/07/17	29,939
25,000,000	FHLB	1.060	12/11/17	24,948
5,000,000	FHLB	1.057	12/15/17	4,989
50,000,000	FHLB	1.040	12/19/17	49,886
39,725,000	FHLB	1.000	12/19/17	39,720
25,730,000	FHLB	1.045	12/20/17	25,670
49,400,000	FHLB	1.045	12/22/17	49,283
59,000,000	FHLB	1.050-1.055	12/27/17	58,850
40,915,000	FHLB	1.045	12/29/17	40,809
20,000,000	FHLB	1.060	01/02/18	19,945
43,090,000	FHLB	1.050-1.145	01/03/18	42,971
10,000,000	FHLB	1.075	01/17/18	9,968
30,000,000	FHLB	1.070	01/29/18	29,893
25,000,000	FHLB	1.095	02/16/18	24,895
20,900,000	FHLB	1.117	02/23/18	20,806
9,750,000	FHLB	1.145	03/02/18	9,703
16,000,000	FHLB	1.175	03/28/18	15,907
14,150,000	Federal Home Loan Mortgage Corp (FHLMC)	0.715-1.045	10/02/17	14,150
76,086,000	FHLMC	1.010-1.020	10/05/17	76,077
70,000,000	FHLMC	0.995	10/06/17	69,990
38,510,000	FHLMC	0.950-0.990	10/10/17	38,501
22,130,000	FHLMC	0.990	10/11/17	22,124
20,000,000	FHLMC	1.010	10/12/17	19,994
40,000,000	FHLMC	0.995	10/13/17	39,987
84,135,000	FHLMC	0.995-1.020	10/17/17	84,097
392

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)

$30,000,000	FHLMC	1.020%	10/18/17	$29,985
17,750,000	FHLMC	1.025	10/19/17	17,741
14,520,000	FHLMC	1.000	10/20/17	14,512
24,075,000	FHLMC	1.000	10/23/17	24,060
67,060,000	FHLMC	1.000	10/24/17	67,017
110,650,000	FHLMC	0.980-1.010	10/26/17	110,574
47,836,000	FHLMC	0.720-1.020	11/02/17	47,793
85,000,000	FHLMC	1.050-1.070	11/03/17	84,917
32,500,000	FHLMC	0.990	11/06/17	32,468
31,070,000	FHLMC	1.005	11/07/17	31,038
30,000,000	FHLMC	0.995	11/09/17	29,968
25,800,000	FHLMC	1.085-1.090	11/10/17	25,769
79,685,000	FHLMC	1.005	11/21/17	79,572
30,245,000	FHLMC	1.020-1.050	12/01/17	30,192
88,903,000	FHLMC	1.020-1.045	12/04/17	88,741
40,000,000	FHLMC	1.045	12/05/17	39,924
50,000,000	FHLMC	1.030	12/06/17	49,906
43,700,000	FHLMC	1.000-1.005	12/14/17	43,610
22,165,000	FHLMC	1.040-1.050	12/18/17	22,115
25,320,000	FHLMC	1.110-1.130	02/05/18	25,221
13,840,000	FHLMC	1.100	02/21/18	13,779
23,925,000	Federal National Mortgage Association (FNMA)	1.030	10/02/17	23,924
80,000,000	FNMA	0.999-1.020	10/04/17	79,993
4,600,000	FNMA	1.010	10/05/17	4,599
29,300,000	FNMA	1.010-1.060	10/06/17	29,296
47,667,000	FNMA	1.035	10/11/17	47,653
53,630,000	FNMA	1.000-1.010	10/12/17	53,614
35,535,000	FNMA	1.020	10/16/17	35,520
114,220,000	FNMA	0.990-1.045	10/18/17	114,165
42,500,000	FNMA	1.030-1.040	10/23/17	42,473
30,000,000	FNMA	1.030	10/24/17	29,980
55,000,000	FNMA	1.030-1.040	10/25/17	54,962
50,000,000	FNMA	1.060	10/30/17	49,957
20,000,000	FNMA	1.040	10/31/17	19,983
73,365,000	FNMA	0.970-1.010	11/01/17	73,302
50,000,000	FNMA	1.030	11/06/17	49,949
40,000,000	FNMA	1.020-1.030	11/08/17	39,957
49,000,000	FNMA	1.050	11/15/17	48,936
19,560,000	FNMA	1.040	11/20/17	19,532
50,000,000	FNMA	1.000	11/22/17	49,928
38,500,000	FNMA	1.010	11/27/17	38,438
40,000,000	FNMA	1.010	11/28/17	39,935
50,000,000	FNMA	1.000	12/01/17	49,915
24,685,000	FNMA	0.990	12/08/17	24,639
50,000,000	FNMA	0.990	12/12/17	49,901
22,000,000	FNMA	1.030	12/13/17	21,954
43,065,000	FNMA	1.025-1.030	12/20/17	42,967
40,000,000	FNMA	1.000	12/26/17	39,904
32,610,000	Tennessee Valley Authority (TVA)	1.000-1.010	10/03/17	32,608
10,000,000	TVA	1.010	10/10/17	9,998
10,000,000	TVA	1.015	10/17/17	9,996
	TOTAL GOVERNMENT AGENCY DEBT			6,145,144
393

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

TREASURY DEBT - 18.1%
$42,240,000		United States Cash Management Bill		1.020%-1.030%	01/02/18	$42,128
10,000,000		United States Treasury Bill		0.940	10/05/17	9,999
20,000,000		United States Treasury Bill		0.966	10/12/17	19,994
70,000,000		United States Treasury Bill		0.970-0.975	11/02/17	69,939
60,000,000		United States Treasury Bill		0.010-0.980	11/09/17	59,936
100,000,000		United States Treasury Bill		0.010-0.990	11/16/17	99,874
10,000,000		United States Treasury Bill		0.986	11/24/17	9,985
50,000,000		United States Treasury Bill		0.985-1.017	11/30/17	49,917
120,000,000		United States Treasury Bill		0.980-1.030	12/07/17	119,773
40,000,000		United States Treasury Bill		0.953-1.031	12/14/17	39,920
50,000,000		United States Treasury Bill		0.990-1.016	12/21/17	49,887
21,615,000		United States Treasury Bill		1.003-1.041	12/28/17	21,561
70,000,000		United States Treasury Bill		1.011-1.065	01/04/18	69,809
25,000,000		United States Treasury Bill		1.085	01/11/18	24,923
40,000,000		United States Treasury Bill		1.022	01/18/18	39,876
60,000,000		United States Treasury Bill		1.000-1.102	01/25/18	59,799
19,715,000		United States Treasury Bill		1.115-1.116	02/01/18	19,640
81,560,000		United States Treasury Bill		1.051-1.126	02/08/18	81,243
20,000,000		United States Treasury Bill		1.097	02/22/18	19,912
10,815,000		United States Treasury Bill		1.064	03/01/18	10,767
20,000,000		United States Treasury Bill		1.130	03/08/18	19,901
80,500,000		United States Treasury Note		0.750	10/31/17	80,499
40,975,000		United States Treasury Note		0.875	11/15/17	40,971
10,000,000		United States Treasury Note		0.625	11/30/17	9,994
86,895,000		United States Treasury Note		0.875	11/30/17	86,879
63,920,000		United States Treasury Note		1.000	12/15/17	63,921
50,000,000		United States Treasury Note		0.750	01/31/18	49,937
100,000,000		United States Treasury Note		0.875	01/31/18	99,906
109,480,000		United States Treasury Note		1.000	02/15/18	109,414
110,000,000		United States Treasury Note		0.750	02/28/18	109,807
100,000,000		United States Treasury Note		1.000	03/15/18	99,929
45,000,000		United States Treasury Note		1.125	06/15/18	44,958
		TOTAL TREASURY DEBT				1,734,998

VARIABLE RATE SECURITIES - 17.5%
50,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	EFFR + 0.060%	1.220	10/27/17	50,000
15,000,000	i	FAMC	LIBOR 3 M - 0.250%	1.064	01/26/18	14,996
45,000,000	i	FAMC	EFFR + 0.120%	1.280	03/23/18	45,000
30,000,000	i	FAMC	LIBOR 3 M - 0.230%	1.087	04/27/18	30,000
50,000,000	i	FAMC	LIBOR 1 M - 0.120%	1.114	06/15/18	50,000
22,000,000	i	FAMC	LIBOR 1 M + 0.060%	1.296	06/22/18	22,026
44,500,000	i	FAMC	LIBOR 1 M - 0.120%	1.112	08/03/18	44,500
50,000,000	i	FAMC	LIBOR 1 M - 0.100%	1.136	11/01/18	50,000
25,000,000	i	FAMC	LIBOR 1 M - 0.030%	1.207	11/01/18	25,000
31,000,000	i	FAMC	LIBOR 1 M - 0.075%	1.157	02/04/19	31,000
25,000,000	i	FAMC	EFFR + 0.010%	1.170	03/01/19	25,000
12,000,000	i	Federal Farm Credit Bank (FFCB)	EFFR + 0.225%	1.278	11/13/17	12,000
40,000,000	i	FFCB	LIBOR 1 M + 0.030%	1.264	01/17/18	39,992
46,500,000	i	FFCB	EFFR + 0.110%	1.270	01/22/18	46,524
37,000,000	i	FFCB	LIBOR 1 M + 0.050%	1.282	02/02/18	36,986
3,750,000	i	FFCB	LIBOR 3 M - 0.030%	1.282	02/06/18	3,750
25,000,000	i	FFCB	LIBOR 1 M + 0.150%	1.387	02/23/18	24,998
394

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			REFERENCE		MATURITY	VALUE
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	(000)

$50,000,000	i	FFCB	LIBOR 1 M + 0.035%	1.271%	03/22/18	$49,976
10,000,000	i	FFCB	FRED - 2.900%	1.350	05/14/18	10,006
16,000,000	i	FFCB	FRED - 2.870%	1.380	05/17/18	16,002
25,000,000	i	FFCB	FRED - 2.880%	1.370	06/13/18	24,998
10,000,000	i	FFCB	LIBOR 1 M + 0.140%	1.377	08/01/18	10,024
40,000,000	i	FFCB	LIBOR 1 M - 0.100%	1.132	08/08/18	40,001
20,000,000	i	FFCB	LIBOR 1 M + 0.190%	1.422	08/08/18	20,058
20,000,000	i	FFCB	FRED - 2.850%	1.400	08/10/18	20,003
46,700,000	i	FFCB	LIBOR 1 M + 0.030%	1.267	08/27/18	46,698
95,000,000	i	FFCB	LIBOR 1 M - 0.050%	1.184	09/17/18	94,991
10,000,000	i	FFCB	LIBOR 3 M - 0.030%	1.291	09/18/18	10,016
50,000,000	i	FFCB	LIBOR 3 M - 0.150%	1.159	11/14/18	49,996
45,000,000	i	FFCB	FRED - 3.020%	1.230	01/14/19	45,064
20,000,000	i	FFCB	LIBOR 3 M - 0.160%	1.144	01/15/19	20,000
50,000,000	i	FFCB	LIBOR 1 M - 0.110%	1.127	01/25/19	50,003
50,000,000	i	FFCB	FRED - 3.080%	1.170	06/27/19	50,009
50,000,000	i	FFCB	FRED - 3.080%	1.170	08/16/19	49,991
75,000,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.150%	1.164	02/23/18	75,004
50,000,000	i	FHLB	LIBOR 3 M - 0.265%	1.042	04/20/18	50,001
72,500,000	i	FHLB	LIBOR 3 M - 0.200%	1.104	01/18/19	72,503
20,000,000	i	FHLB	LIBOR 3 M - 0.230%	1.079	02/13/19	20,001
50,000,000	i	FHLB	LIBOR 1 M - 0.040%	1.196	02/22/19	50,039
38,000,000	i	FHLB	LIBOR 3 M - 0.235%	1.081	03/06/19	37,974
25,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 3 M - 0.110%	1.199	11/13/17	25,000
30,000,000	i	FHLMC	LIBOR 1 M - 0.160%	1.077	07/19/18	30,000
66,140,000	i	Federal National Mortgage Association (FNMA)	LIBOR 1 M + 0.010%	1.241	10/05/17	66,140
64,500,000	i	FNMA	LIBOR 3 M - 0.030%	1.275	01/11/18	64,541
20,000,000	i	FNMA	LIBOR 3 M - 0.050%	1.276	03/21/18	20,015
		TOTAL VARIABLE RATE SECURITIES				1,670,826

		TOTAL SHORT-TERM INVESTMENTS				9,550,968
		(Cost $9,550,968)

		TOTAL INVESTMENTS - 99.7%				9,550,968
		(Cost $9,550,968)
		OTHER ASSETS & LIABILITIES, NET - 0.3%				24,642
		NET ASSETS - 100.0%				$9,575,610

Abbreviation(s):
EFFR Effective Federal Funds Rate
FRED Federal Bank Prime Loan Rate
LIBOR London Interbank Offered Rate
M Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
395

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In March 2017, FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. This guidance will not significantly impact the Accounts’ financial statements.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Accounts’ various filings. On August 1, 2017, the Accounts adopted amendments to Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to the schedules of investments, Note 3, and Note 4 of the financial statement disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Accounts’ financial statements and other filings.

396

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•          Level 1 – quoted prices in active markets for identical securities

•          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•          Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments. As of September 30, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

397

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2017, there were no material transfers between levels by the Accounts.

As of September 30, 2017, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of September 30, 2017, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$10,347,488	$4,611,242	$186	$14,958,916
Consumer staples	6,327,559	3,101,541	7	9,429,107
Energy	5,505,372	2,091,131	210	7,596,713
Financials	12,663,398	7,840,970	794	20,505,162
Health care	12,125,202	2,484,697	122	14,610,021
Industrials	9,574,172	4,552,000	656	14,126,828
Information technology	20,067,498	3,844,250	218	23,911,966
Materials	3,241,992	3,120,860	3,423	6,366,275
Real estate	2,822,470	1,560,133	4,645	4,387,248
Telecommunication services	1,622,472	1,315,156	3	2,937,631
Utilities	2,317,409	1,004,821	—	3,322,230
Corporate bonds	—	—	396	396
Government bonds	—	298	—	298
Short-term investments	—	3,120,794	—	3,120,794
Purchased options**	355	—	—	355
Written options**	(279)	—	—	(279)
Futures contracts**	6,303	—	—	6,303
Swaps contracts**	—	75	—	75
Total	$86,621,411	$38,647,968	$10,660	$125,280,039
Global Equities
Equity investments:
Asia	$928	$1,491,571	$—	$1,492,499
Australasia	23,336	262,329	3	285,668
Europe	129,500	3,483,414	—	3,612,914
North America	11,762,095	610,974	—	12,373,069
All other equity investments*	242,276	1,574,435	14	1,816,725
Short-term investments	—	531,769	—	531,769
Futures contracts**	4,799	—	—	4,799
Total	$12,162,934	$7,954,492	$17	$20,117,443
Growth
Equity investments:
Consumer discretionary	$4,293,228	$169,126	$—	$4,462,354
Consumer staples	1,170,772	57,494	—	1,228,266
Health care	3,327,954	160,990	—	3,488,944
Information technology	9,643,731	255,305	—	9,899,036
All other equity investments *	4,842,214	—	—	4,842,214
Short-term investments	24,556	166,672	—	191,228
Futures contracts**	1,699	—	—	1,699
Total	$23,304,154	$809,587	$—	$24,113,741
398

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Health care	$2,613,237	—	$13	$2,613,250
Industrials	2,030,905	—	119	2,031,024
Real estate	744,757	515	—	745,272
All other equity investments *	13,313,025	—	—	13,313,025
Short-term investments	288,605	71,891	—	360,496
Futures	608	—	—	608
Total	$18,991,137	$72,406	$132	$19,063,675
Bond Market
Bank loan obligations	$—	$39,176	$—	$39,176
Corporate bonds	—	4,778,598	—	4,778,598
Government bonds	—	6,268,437	—	6,268,437
Structured assets	—	2,495,950	470	2,496,420
Preferred stocks	13,858	—	—	13,858
Short-term investments	—	152,022	—	152,022
Forward foreign currency contracts**	—	2,687	—	2,687
Total	$13,858	$13,736,870	$470	$13,751,198
Social Choice
Equity investments:
Consumer discretionary	$726,703	$307,267	$—	$1,033,970
Consumer staples	421,609	222,892	—	644,501
Energy	338,813	158,163	—	496,976
Financials	953,889	612,898	—	1,566,787
Health care	859,551	219,057	—	1,078,608
Industrials	663,893	333,480	—	997,373
Information technology	1,269,008	144,397	—	1,413,405
Materials	232,200	232,679	—	464,879
Real estate	236,685	87,650	—	324,335
Telecommunication services	111,183	106,415	—	217,598
Utilities	175,143	89,067	—	264,210
Bank loan obligations	—	35,241	—	35,241
Corporate bonds	—	1,715,138	—	1,715,138
Government bonds	—	3,354,739	—	3,354,739
Structured assets	—	427,566	344	427,910
Short-term investments	171,424	42,057	—	213,481
Total	$6,160,101	$8,088,706	$344	$14,249,151

* For detailed categories, see the accompanying schedules of investments.

** Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of September 30, 2017 are disclosed in the schedules of investments.

399

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedules of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values. The purchased and written options outstanding as of September 30, 2017 are disclosed in the schedules of investments.

Total return swap contracts: Total return swaps are agreements that provide a Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. Certain Accounts may invest in total return swap contracts to gain or hedge exposure to the underlying reference assets. The total return swap contracts outstanding as of September 30, 2017 are disclosed in the schedules of investments.

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Accounts realize gains and losses at the time the forward is closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward contracts outstanding as of September 30, 2017 are disclosed in the schedules of investments.

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

							Change in unrealized
	Value at			Purchase	Sales	Realized	appreciation	Dividend	Shares at		Value at
Issue	12/31/16			cost	proceeds	gain/(loss)	(depreciation)	income	9/30/17		9/30/17
Stock Account
Dick’s Sporting Goods, Inc	$	N/A	*	$175,974	$11,003	$(4,352)	$-	$885	N/A	*	$ N/A	*
Tronox Ltd		N/A	**	63,152	6,353	3,640	8,997	195	3,468,064		73,176
	$			$239,126	$17,356	$(712)	$8,997	$1,080			$73,176

* Not applicable–at December 31, 2016 and September 30, 2017, the issuer was not an affiliated company of the account, but it was affiliated during the period.

** Not applicable–at December 31, 2016, the issuer was not an affiliated company of the account.

400

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedules of investments. As of September 30, 2017, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $113,472,000 related to equity securities and $52,546,000 related to fixed income securities. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Stock	$21,865,007	$(2,384,262)	$19,480,745
Global Equities	3,624,796	(358,795)	3,266,001
Growth	6,165,491	(225,255)	5,940,236
Equity Index	10,258,317	(450,225)	9,808,092
Bond Market	204,639	(106,975)	97,664
Inflation-Linked Bond	269,527	(39,203)	230,324
Social Choice	2,664,739	(248,428)	2,416,311
401

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated:	November 15, 2017	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	November 15, 2017	By:	/s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive Vice President
(principal executive officer)

Dated:	November 15, 2017	By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Executive Vice President, Chief Financial Officer and Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer